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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number  002-73024

                        GARTMORE VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)

          1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN, PENNSYLVANIA 19428
               (Address of principal executive offices)    (Zip code)

                                   Eric Miller
                                 1200 River Road

                                   Suite 1000
                             Conshohocken, PA 19428

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (484) 530-1300

Date of fiscal year end: 12/31/2004

Date of reporting period: 12/31/2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                       GARTMORE VARIABLE INSURANCE TRUST


















                                 Annual Report
                               December 31, 2004

                       GARTMORE VARIABLE INSURANCE TRUST

                                 ANNUAL REPORT

                               December 31, 2004

                               TABLE OF CONTENTS


Gartmore GVIT Nationwide Fund ............................................     1
Gartmore GVIT Growth Fund ................................................     5
Gartmore GVIT Government Bond Fund .......................................     9
GVIT Small Company Fund ..................................................    13
Gartmore GVIT Money Market Fund ..........................................    19
Gartmore GVIT Money Market Fund II .......................................    23
J.P. Morgan GVIT Balanced Fund ...........................................    27
Gartmore GVIT Mid Cap Growth Fund ........................................    31
Comstock GVIT Value Fund .................................................    35
Federated GVIT High Income Bond Fund .....................................    39
GVIT Equity 500 Index Fund ...............................................    43
Van Kampen GVIT Multi Sector Bond Fund ...................................    47
GVIT Small Cap Value Fund ................................................    51
GVIT Small Cap Growth Fund ...............................................    56
Gartmore GVIT Worldwide Leaders Fund .....................................    60
Dreyfus GVIT Mid Cap Index Fund ..........................................    64
Gartmore GVIT Global Technology and Communications Fund ..................    68
Gartmore GVIT Global Health Sciences Fund ................................    72
Gartmore GVIT Nationwide Leaders Fund ....................................    76
Gartmore GVIT Emerging Markets Fund ......................................    80
Gartmore GVIT International Growth Fund ..................................    84
Dreyfus GVIT International Value Fund ....................................    88
Gartmore GVIT Investor Destinations Aggressive Fund ......................    92
Gartmore GVIT Investor Destinations Moderately Aggressive Fund ...........    96
Gartmore GVIT Investor Destinations Moderate Fund ........................   100
Gartmore GVIT Investor Destinations Moderately Conservative Fund .........   104
Gartmore GVIT Investor Destinations Conservative Fund ....................   108
Gartmore GVIT U.S. Growth Leaders Fund ...................................   112
Gartmore GVIT Global Utilities Fund ......................................   116
Gartmore GVIT Global Financial Services Fund .............................   120
Gartmore GVIT Developing Markets Fund ....................................   124
Statements of Investments ................................................   128
Statements of Assets and Liabilities .....................................   251
Statements of Operations .................................................   257
Statements of Changes in Net Assets ......................................   263
Financial Highlights .....................................................   277
Notes to Financial Statements ............................................   308
--------------------------------------------------------------------------------
Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments' judgement as of the date of this report and are subject to change without notice.

STATEMENT REGARDING AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE.

The Gartmore Variable Insurance Trust file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on www.gartmorefunds.com or upon request without charge.

STATEMENT REGARDING AVAILABILITY OF PROXY VOTING RECORD.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling 800-848-0920, and on the Commission's website at http://www.sec.gov.

       GARTMORE GVIT NATIONWIDE FUND

(SINCE OUR LAST REPORT IN JUNE 2004, A PORTFOLIO MANAGER CHANGE HAS TAKEN PLACE ON THE GARTMORE GVIT NATIONWIDE FUND. IN ANALYZING RECENT UNDERPERFORMANCE OF THE FUND, IT WAS DETERMINED THAT IT WOULD BE BENEFICIAL TO THE FUND'S LONG-TERM PERFORMANCE TO ADD A PORTFOLIO MANAGER WHO BROUGHT STRONGER VALUATION THEMES TO THE PORTFOLIO. AS A RESULT, GARY HAUBOLD--A VALUE-ORIENTED MANAGER WITH MORE THAN 20 YEARS OF INVESTMENT EXPERIENCE--ASSUMED CO-MANAGEMENT RESPONSIBILITIES IN SEPTEMBER 2004, REPLACING FORMER CO-MANAGER SIMON MELLUISH. WILLIAM MILLER WILL CONTINUE IN HIS ROLE AS CO-MANAGER, A POSITION THAT HE HAS HELD SINCE SEPTEMBER 2000.)

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Nationwide Fund returned 9.75% (Class I at NAV) versus 10.88% for its benchmark, the S&P 500 Index. For broader comparison, the average return for the Fund's Lipper peer category of Large-Cap Core Funds was 7.36%.

Unfavorable stock selection in information technology was the primary detriment to the Fund's performance versus its benchmark during the reporting period. In particular, semiconductor maker Agere Systems Inc. and semiconductor capital equipment manufacturer Applied Materials, Inc. underperformed due to end-user demand contraction in the second quarter set against supply expansion in response to overly optimistic sales projections. Another stock that held back Fund performance was VERITAS Software Corp., a maker of data management software, largely due to accounting concerns in July 2004, which later turned out to be overblown.

Financial services sector performance also weighed on the Fund's returns. Online broker Ameritrade Holding Co. struggled due to lackluster trading volume, while property and casualty insurer American International Group, Inc. sold off on concerns about the investigation of rival Marsh & McLennan by the New York State Attorney General's office. Meanwhile, financial conglomerate Citigroup, Inc., despite strong earnings gains and a large increase in the stock's dividend, was derailed by news that Citigroup had taken a charge against earnings of almost $5 billion to settle a class action lawsuit by former WorldCom Inc. shareholders.


On the other hand, the consumer discretionary sector boosted the Fund's performance. One of the best performers in the sector was Starwood Hotels & Resorts Worldwide, Inc., owner of the Sheraton and Westin hotel chains, among others. The company benefited from rebounding business travel and improvement in both occupancy levels and room pricing during the period. Discount chain Target Corp. also aided our results, as its earnings growth accelerated after the company sold its troubled Marshall Field's and Mervyn's operations.

In the industrials sector, transportation stocks performed well, including trucker J.B. Hunt Transport Services, Inc. and rail transportation firm Norfolk Southern Corp. Both stocks enjoyed healthy earnings growth due to greater demand for freight hauling. In addition, our stock picking in consumer staples resulted in a positive relative contribution from that sector. Agricultural products provider Archer Daniels Midland Co. merited mention as an outperformer, as did soft drink maker PepsiCo, Inc. and discount chain Wal-Mart Stores, Inc.

Despite the Federal Reserve Board's apparent resolve to continue raising short-term interest rates, we believe 2005 could be a reasonably favorable year for stocks. For one thing, we look for the Fed to make its rate hikes gradually and incrementally, unless there is a dramatic pickup in inflation. Furthermore, we expect corporate earnings and the U.S. economy to continue growing, although perhaps at a slower pace than in 2004. Consequently, we look for a relatively benign environment in which to practice our brand of value-oriented core investment management.

PORTFOLIO MANAGERS: Gary Haubold CFA and William Miller

FUND PERFORMANCE                                   GARTMORE GVIT NATIONWIDE FUND



AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)


                                                                                                             ONE      FIVE     TEN
                                                                                                             YEAR    YEARS    YEARS

Class I(2)                                                                                                  9.75%    -0.03%   9.88%
-----------------------------------------------------------------------------------------------------------------------------------
Class II(3)                                                                                                 9.53%    -0.24%   9.62%
-----------------------------------------------------------------------------------------------------------------------------------
Class III(3)                                                                                                9.84%     0.02%   9.91%
-----------------------------------------------------------------------------------------------------------------------------------
Class IV(3)                                                                                                 9.75%    -0.03%   9.88%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(3) These returns until the creation of Class II shares (July 11, 2002) Class III shares (May 6, 2002) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class
    I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

  Date                        Class I                                    S&P 500 Index                               CPI
12/31/1994                    10,000                                        10,000                                 10,000
12/31/1995                    12,909                                        13,743                                 10,254
12/31/1996                    15,729                                        16,914                                 10,595
12/31/1997                    20,358                                        22,557                                 10,775
12/31/1998                    24,037                                        29,004                                 10,949
12/31/1999                    25,706                                        35,108                                 11,242
12/31/2000                    25,161                                        31,911                                 11,623
12/31/2001                    22,187                                        28,119                                 11,804
12/31/2002                    18,337                                        21,903                                 12,084
12/31/2003                    23,382                                        28,189                                 12,311
12/31/2004                    25,662                                        31,253                                 12,796

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Nationwide Fund, Standard & Poor's 500 Index (S&P 500)(a), and Consumer Price Index (CPI)(b) over a 10-year period ended 12/31/04. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                        GARTMORE GVIT NATIONWIDE FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
NATIONWIDE FUND
 Class I                                            Actual       $1,000              $1,074             $4.33             0.83%
                                              Hypothetical(1)    $1,000              $1,021             $4.22             0.83%
 Class II                                           Actual       $1,000              $1,074             $5.58             1.07%
                                              Hypothetical(1)    $1,000              $1,020             $5.45             1.07%
 Class III                                          Actual       $1,000              $1,075             $4.33             0.83%
                                              Hypothetical(1)    $1,000              $1,021             $4.22             0.83%
 Class IV                                           Actual       $1,000              $1,074             $4.33             0.83%
                                              Hypothetical(1)    $1,000              $1,021             $4.22             0.83%


* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                                  GARTMORE GVIT NATIONWIDE FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              97.4%
Commercial Paper                                                            2.9%
Other Investments*                                                          3.9%
Liabilities in excess of other Assets**                                    -4.2%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Holdings
--------------------------------------------------------------------------------
General Electric Co.                                                        4.3%
Microsoft Corp.                                                             2.9%
ChevronTexaco Corp.                                                         2.6%
Tyco International Ltd.                                                     2.4%
Unitedhealth Group, Inc.                                                    2.3%
Ingersoll Rand Co.                                                          2.3%
UBS Finance (DE) LLC, 2.32%, 01/03/05                                       2.2%
Wachovia Corp.                                                              1.9%
Johnson & Johnson, Inc.                                                     1.9%
Albertson's, Inc.                                                           1.7%
Other Holdings                                                             75.5%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Industries
--------------------------------------------------------------------------------
Oil & Gas                                                                   9.7%
Financial Services                                                          8.0%
Healthcare                                                                  6.8%
Retail                                                                      6.8%
Computer Software & Services                                                5.9%
Banks                                                                       5.3%
Insurance                                                                   4.8%
Capital Goods                                                               4.4%
Manufacturing                                                               4.2%
Food & Beverage                                                             3.4%
Other Industries                                                           40.7%
                                                                          ------
                                                                          100.0%
                                                                          ======


*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

GARTMORE GVIT GROWTH FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Growth Fund returned 8.16% (Class I at NAV) versus 6.30% for its benchmark, the Russell 1000(R) Growth Index. For broader comparison, the average return for the Fund's Lipper peer category of Large-Cap Growth Funds was 7.25%.

Like the broader markets, the Fund experienced flat to mildly positive returns during most of the annual period. Accordingly, much of the Fund's solid total return, including its outperformance versus its Index, is the result of the equity markets' climb toward the end of the year.

For the full annual period, the consumer discretionary sector was the largest single contributor to Fund returns. Much of the Fund's strong performance in this sector, on both a relative and absolute basis, was the result of stock selection within the hotels, restaurant and leisure industry. For example, Fund holdings such as Marriott International, Inc., Mandalay Resort Group and MGM Mirage contributed to the Fund's total return. In addition to the consumer discretionary sector, the Fund's overweight positions and strong stock selection decisions within the industrials and financials sectors were positive performance contributors.

The information technology sector was a significant factor in the Fund's strong relative return, since stock selection decisions in this area were generally very successful. Even the strong selection effect, however, was not enough to place information technology stocks among the Fund's leading sectors. Holdings in the semiconductor and semiconductor equipment and communications equipment industries, for example, finished the period with negative absolute returns and detracted from the sector's returns on an absolute basis.

Looking ahead, we believe that U.S. gross domestic product will grow at a respectable pace and that inflation will remain under control. In line with our optimistic view, we plan to maintain the Fund's emphasis on areas of the market that benefit from positive economic conditions. We most likely will increase the Fund's exposure to sectors such as information technology, consumer discretionary and industrials in place of traditionally more defensive sectors such as consumer staples stocks, which we believe are currently trading at a premium.

PORTFOLIO MANAGERS: Christopher Baggini, CFA and Douglas Burtnick, CFA

FUND PERFORMANCE                                       GARTMORE GVIT GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)


                                                                                                            ONE      FIVE      TEN
                                                                                                            YEAR     YEARS    YEARS

Class I(2)                                                                                                 8.16%    -11.58%   4.86%
-----------------------------------------------------------------------------------------------------------------------------------
Class IV(3)                                                                                                8.16%    -11.58%   4.86%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(3) These returns until the creation of Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class IV shares would have produced because Class IV shares invest in the same portfolio of securities.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

   Date                       Class I                                 Russell 1000 Growth                                 CPI
12/31/1994                    10,000                                         10,000                                     10,000
12/31/1995                    12,935                                         13,719                                     10,254
12/31/1996                    16,317                                         16,891                                     10,595
12/31/1997                    21,945                                         22,040                                     10,775
12/31/1998                    28,520                                         30,571                                     10,949
12/31/1999                    29,740                                         40,708                                     11,242
12/31/2000                    21,849                                         31,580                                     11,623
12/31/2001                    15,702                                         25,130                                     11,804
12/31/2002                    11,193                                         18,123                                     12,084
12/31/2003                    14,857                                         23,514                                     12,311
12/31/2004                    16,069                                         24,995                                     12,796

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Growth Fund, the Russell 1000 Growth Index (Russell 1000 Growth)(a), and the Consumer Price Index (CPI)(b) over a 10-year period ended 12/31/04. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) The Russell 1000 Growth measures the performance of those companies in the Russell 1000 Index (the largest 1000 U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                            GARTMORE GVIT GROWTH FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
GROWTH FUND

 Class I                                            Actual       $1,000              $1,054             $4.34             0.84%
                                              Hypothetical(1)    $1,000              $1,021             $4.28             0.84%
 Class IV                                           Actual       $1,000              $1,054             $4.34             0.84%
                                              Hypothetical(1)    $1,000              $1,021             $4.28             0.84%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                                      GARTMORE GVIT GROWTH FUND
(December 31, 2004)


The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              98.8%
Other Investments*                                                          3.6%
Liabilities in excess of other Assets**                                    -2.4%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Holdings
--------------------------------------------------------------------------------
Intel Corp.                                                                 3.0%
Microsoft Corp.                                                             3.0%
Pfizer, Inc.                                                                2.8%
Dell, Inc.                                                                  2.5%
PepsiCo, Inc.                                                               2.3%
Amgen, Inc.                                                                 2.1%
Johnson & Johnson                                                           2.1%
Capital One Financial Corp.                                                 2.1%
Wal-Mart Stores, Inc.                                                       1.8%
Abbott Laboratories                                                         1.7%
Other Holdings                                                             76.6%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Industries
--------------------------------------------------------------------------------
Retail                                                                      9.2%
Computer Software & Services                                                8.8%
Financial Services                                                          7.7%
Manufacturing                                                               7.6%
Healthcare                                                                  7.5%
Semiconductors                                                              7.3%
Drugs                                                                       6.9%
Electronics                                                                 5.8%
Medical Products                                                            5.2%
Computer Equipment                                                          4.5%
Other Industries                                                           29.5%
                                                                          ------
                                                                          100.0%
                                                                          ======


*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

GARTMORE GVIT GOVERNMENT BOND FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Government Bond Fund returned 3.26% (Class I at NAV) versus 3.42% for its benchmark, the Merrill Lynch Government Master Index. For broader comparison, the average return for the Fund's Lipper peer category of General U.S. Government Funds was 2.71%.

The period was marked by two distinct trends. Rising interest rates dominated the first six months as the Federal Reserve announced its intention to begin raising the federal funds rate. The latter half of the year saw interest rates falling from the five- to 30-year area of the yield curve--which illustrates the relationship between yields and maturity dates for a set of similar bonds--and rising on the one- to three-year part of the curve, a condition known as bullish flattening. Market participants apparently were realizing the distinction between the Federal Reserve's normalizing of rates as opposed to the aggressive tightening of rates. Also, during the last six months of 2004, the economy began slowing from the fast pace of the previous quarters, affecting employment.

During the reporting period, mortgage-backed securities (MBS) were the best-performing bond sector held by the Fund, followed by Agency notes and U.S. Treasuries. Given the low interest-rate environment, fixed-income investors searched for yield, and MBS were the main beneficiaries, since their attractive spread, or differential return, over Treasuries enticed buyers. Agency notes performed well, but spreads widened during many periods throughout the year, which created several opportunities to take advantage of periods of underperformance or overperformance. Long-maturity Treasury inflation protected securities (TIPS) were the star performers in the Treasury space.

The performance of the Fund versus that of the Index was hurt because the Fund's duration was kept shorter than that of the Index during the reporting period. The shortened duration was a function of the fact that we expected interest rate to rise. Asian central bank buying, however, created the opposite condition, with the result that the Fund did not benefit from the gains of the Index due to its longer duration.

The Fund currently is positioned for somewhat stable to rising interest rates. The average maturity of the Fund is shorter than that of the Index. The Fund's emphasis is on MBS and Agency notes; the additional yield of these instruments should help offset a modest rise in interest rates.

The portfolio is positioned in expectation of a flattening yield curve, which would lead to higher two-year rates and lower 30-year rates. MBS should remain strong due to the combined influence of continued strength in the housing market and investors seeking additional yield through MBS. The risk to this view, however, is a sharp slowing of the economy and lower rates. We also are beginning to build a position in TIPS to offset the possibility of a sharply lower move in the value of the U.S. dollar.

PORTFOLIO MANAGER: Gary Hunt, CFA

FUND PERFORMANCE                              GARTMORE GVIT GOVERNMENT BOND FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                                                                              ONE     FIVE     TEN
                                                                                                              YEAR    YEARS   YEARS
Class I(2)                                                                                                   3.26%    7.13%   7.30%
-----------------------------------------------------------------------------------------------------------------------------------
Class II(3)                                                                                                  3.01%    6.86%   7.02%
-----------------------------------------------------------------------------------------------------------------------------------
Class III(3)                                                                                                 3.27%    7.15%   7.31%
-----------------------------------------------------------------------------------------------------------------------------------
Class IV(3)                                                                                                  3.27%    7.13%   7.30%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(3) These returns until the creation of Class II shares, (July 8, 2002), Class III shares (May 20, 2002) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class II, Class III IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

   Date                      Class I                                  ML US Govt Index                             CPI
12/31/1994                   10,000                                       10,000                                 10,000
12/31/1995                   11,874                                       11,831                                 10,254
12/31/1996                   12,289                                       12,158                                 10,595
12/31/1997                   13,476                                       13,325                                 10,775
12/31/1998                   14,677                                       14,637                                 10,949
12/31/1999                   14,332                                       14,328                                 11,242
12/31/2000                   16,129                                       16,207                                 11,623
12/31/2001                   17,299                                       17,370                                 11,804
12/31/2002                   19,200                                       19,332                                 12,084
12/31/2003                   19,584                                       19,789                                 12,311
12/31/2004                   20,222                                       20,467                                 12,796

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Government Bond Fund, Merrill Lynch US Government Master Index (ML US
Govt)(a), and Consumer Price Index (CPI)(b) over a 10-year period ended 12/31/04. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) ML US Govt is an unmanaged index that gives a broad look at how U.S. government bonds have performed.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                   GARTMORE GVIT GOVERNMENT BOND FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
GOVERNMENT BOND FUND

 Class I                                            Actual       $1,000              $1,034             $3.73             0.73%
                                              Hypothetical(1)    $1,000              $1,021             $3.72             0.73%
 Class II                                           Actual       $1,000              $1,032             $5.01             0.98%
                                              Hypothetical(1)    $1,000              $1,020             $4.99             0.98%
 Class III                                          Actual       $1,000              $1,034             $3.73             0.73%
                                              Hypothetical(1)    $1,000              $1,021             $3.72             0.73%
 Class IV                                           Actual       $1,000              $1,034             $3.73             0.73%
                                              Hypothetical(1)    $1,000              $1,021             $3.72             0.73%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                             GARTMORE GVIT GOVERNMENT BOND FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
U.S. Government Sponsored and Agency Obligations                           47.0%
Mortgage-Backed Securities                                                 22.9%
U.S. Treasury Obligations                                                  21.9%
Cash Equivalents                                                            7.4%
Other Investments*                                                          1.9%
Liabilities in excess of other Assets**                                    -1.1%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Holdings***
--------------------------------------------------------------------------------
U.S. Treasury Securities, 6.25%, 08/15/23                                   6.5%
U.S. Treasury Securities, 9.00%, 11/15/18                                   5.1%
U.S. Treasury Secutities, 8.13%, 08/15/21                                   4.1%
Federal National Mortgage Association, 4.00%,
  08/03/06                                                                  3.9%
Federal Home Loan Mortgage Corp., 2.60%, 05/10/06                           2.5%
Federal National Mortgage Association, 3.55%,
  01/12/07                                                                  2.4%
Federal National Mortgage Association, 2.75%,
  08/17/07                                                                  2.3%
Federal National Mortgage Association, 5.50%,
  09/25/17                                                                  2.3%
Federal Home Loan Mortgage Corp., 2.76%, 05/19/06                           2.1%
U.S. Treasury Securities, 6.25%, 05/15/30                                   2.0%
Other Holdings                                                             66.8%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Industries
--------------------------------------------------------------------------------
Federal National Mortgage Association                                      30.8%
Federal Home Loan Mortgage Corporation                                     27.1%
U.S. Treasury Bonds                                                        18.3%
U.S. Treasury Inflation Protected Bonds                                     3.6%
Federal Home Loan Bank                                                      3.1%
Housing and Urban Development                                               2.5%
Sovereign Agency                                                            1.8%
Financial Assistance Corporation                                            1.5%
Agency For International Development                                        1.5%
Veterans Administration                                                     1.1%
Other Industries                                                            8.7%
                                                                          ------
                                                                          100.0%
                                                                          ------


*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

*** For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

GVIT SMALL COMPANY FUND

For the annual period ended Dec. 31, 2004, the GVIT Small Company Fund returned 19.02% (Class I at NAV) versus 18.33% for its benchmark, the Russell 2000(R) Index. For broader comparison, the average return for the Fund's Lipper peer category of Small-Cap Growth Funds was 10.14%.

American Century Investment Management, Inc (Core), Morgan Stanley Investment Management, Inc. (Small Cap Growth), The Dreyfus Corp. (Core), Neuberger Berman, LLC (Small Cap Value), Waddell & Reed Investment Management Co. (Small Cap Growth), NorthPointe Capital(R) LLC (Small Cap Value) and Gartmore Global Partners (International Small Cap) each manage a portion of the Fund's portfolio on a day-to-day basis. Gartmore Mutual Fund Capital Trust ("GMF") GMF is the Fund's investment adviser and has selected the above asset management companies as subadvisers for the Fund; the seven portions, or sleeves, of the portfolio returned 22.83%, 16.06%, 13.28%, 21.73%, 16.49%,
15.31% and 39.13%, respectively for the annual period ended Dec. 31, 2004. Below are individual reports on how each sleeve of the Fund performed.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.--CORE

American Century Investment Management, Inc. replaced former Fund subadviser Strong Capital Management, Inc. on June 14, 2004.

The sleeve's best-performing sectors were the most economically sensitive ones, including industrials, consumer discretionary and materials stocks. The top three contributors to absolute performance--building materials manufacturer USG Corp., homebuilder NVR Inc., and industrial conglomerate Walter Industries Inc., which has a homebuilding subsidiary--all benefited from the continued boom in housing and construction. Financial stocks also contributed favorably to performance, led by health and life insurer UICI, which reported very strong earnings growth during the period.

Our stock selection process, which evaluates stocks based on a balanced set of growth and value criteria, led us to build significant positions in restaurant chain Jack in the Box Inc. and engine manufacturer Cummins, Inc., along with USG Corp. Each of these stocks posted strong gains during the period. On the other hand, we significantly reduced our holdings of produce distributor Chiquita Brands International, Inc. and auto parts manufacturer American Axle & Manufacturing Holdings, Inc., both of which underperformed the overall market during the reporting period.

The telecommunication services and information technology sectors were the only two sectors to show losses during the period. In the telecom services sector, Talk America Holdings, Inc. suffered the biggest decline, as the company faced an uphill climb in a challenging competitive environment. The two biggest detractors from the sleeve's absolute performance were from the information technology sector--semiconductor equipment manufacturer Kulicke and Soffa Industries, Inc. and telecommunication software maker Aspect Communications Corp.

As always, we remain true to our disciplined investment approach--building a portfolio of smaller companies that we believe provides an optimal balance between risk and expected return.

MORGAN STANLEY INVESTMENT MANAGEMENT, INC.--SMALL CAP GROWTH

The sleeve outperformed the Russell 2000(R) Growth Index due to superior stock selection. Sectors of particular note included technology, consumer discretionary and energy. Within technology, areas of strength included communications technology, electronics and semiconductors. In addition, stock selection was strong among a number of industries in the consumer discretionary sector, including leisure time, hotel/motel, entertainment, restaurants and retail. Crude oil producers and an overweight allocation to the energy sector also had a positive impact on relative performance.

In the health-care sector, however, stock selection detracted from performance. Areas of weakness included biotechnology, drugs and pharmaceuticals, and health-care management services. Positioning in the materials and processing sector had a negative impact due to both stock selection and an underweight allocation. Avoidance of several strong industries such as steel, chemicals and diversified materials & processing was primarily responsible for underperformance in the sector.

Our goal remains to hold a portfolio of high-quality growth stocks that will perform well, regardless of the market environment. We continue to favor companies that have some uniqueness or dynamic competitive advantage in their business models, along with a high-quality stream of cash flow and the prospect of strong earnings growth.

THE DREYFUS CORP.--CORE

During the reporting period, the sleeve was helped primarily by its exposure to the producer durables, autos and transportation, and energy sectors. Conversely, the sleeve was hurt by its exposure to the health-care, technology and financial services sectors.

We slightly overweighted technology during much of the fourth quarter, because share prices for the group had fallen significantly, prompting us to add to a number of the sleeve's existing positions. Valuations and improving fundamentals became especially compelling in areas such as semiconductors, the Internet, and software and services.

GVIT SMALL COMPANY FUND Continued

We underweighted the sleeve in financial services, consumer discretionary, and materials and processing. In financial services, our caution reflected concern that rising interest rates might limit home refinancing, which has been one of the sector's strongest sources of growth during the past few years. In the consumer discretionary sector, we felt that consumers might rein in spending now that the refinancing boom has subsided and the economy is experiencing a mixed labor environment, high energy costs, high debt levels and weak consumer confidence.

As we contemplate what may lie ahead, we continue to believe that the current economic environment should encourage a measured shift toward quality. Our adjustments to the Sleeve's holdings in anticipation of this shift appear to have been early, but we remain committed to the belief that prolonged U.S. dollar weakness and a more meaningful rise in real interest rates could push investors toward the stability of larger, more liquid companies.

NEUBERGER BERMAN, LLC--SMALL CAP VALUE

The sleeve's performance was enhanced by an underweighting in technology and an overweighting in energy, the worst-performing and best-performing market sectors, respectively. Moreover, both stock selection and an overweighting in health care helped the sleeve, as our disparate selection of specialty niche companies continued its winning streak.

On the other hand, the sleeve was penalized somewhat by an underweighting in financials, and by both stock selection and an underweighting in the consumer discretionary sector.

Looking ahead, we continue to believe that energy will be a fruitful area for investment, as the tightness of supply relative to growing demand becomes increasingly evident to investors. Also, we are comfortable with our de-emphasis of economically cyclical groups, based on our anticipation of several years of sub-par growth for the U.S. economy.

We continue to favor investments that, we believe, should enjoy above-average growth in such an environment, such as health care, consumer staples and defense stocks. We also continue to de-emphasize financials due to our concerns about a flattening yield curve--which illustrates the relationship between yields and maturity dates for a set of similar bonds--and the possible emergence of credit problems as the Federal Reserve gradually but relentlessly increases short-term interest rates.

WADDELL & REED INVESTMENT MANAGEMENT CO.--SMALL CAP GROWTH

Overall, 2004 represented another strong year for small-cap stocks, although returns were greatly boosted by a fourth-quarter rally. Our strategy for the Sleeve emphasized high quality and stable profitability, avoiding what we perceived to be opportunistic or volatile stocks.

For the reporting period, our concentration remained on the health-care, financial services and consumer discretionary sectors. An overweighting in financial services proved especially beneficial to performance. Specific contributors in this area included Chicago Mercantile Exchange Holdings, Inc., FactSet Research Systems Inc. and CheckFree Corp. We also saw strong returns in health care, including Cerner Corp. and American Healthways, Inc.

Conversely, we underweighted what we believed to be two potentially volatile sectors during 2004: technology and energy. The sleeve benefited from this cautious approach in technology, as it was the only broad sector to post a negative full-year return. On the other hand, underweighting energy hurt returns, as energy stocks soared on the back of rapidly rising crude oil prices.

We believe that many of 2004's economic and market pressures are likely to carry through the early part of 2005. The Federal Reserve Board has stated that it is poised to continue its steady pace of interest-rate increases. A weak U.S. dollar, turmoil in Iraq and soaring consumer and federal debt are other trends that appear to have no immediate end in sight. In the small-company sector, it is our belief that volatile performance may remain with us for most of the coming year. Accordingly, we intend to remain focused primarily on the attributes of quality, high visibility and profit sustainability in the near term, as we continue to evaluate potential holdings for the Fund.

NORTHPOINTE CAPITAL(R) LLC--SMALL CAP VALUE

As has been the case in the past, our sector weightings accounted for very little of the difference in relative performance, while stock selection was the main driver to the sleeve's return. Poor stock selection in the health-care, consumer and energy groups accounted for nearly all of the underperformance during the year. In health care, Community Health Systems was down while the group was up, causing the majority of the shortfall in this area.

In the consumer area, disappointments included Jos. A. Bank Clothiers, Pegasus Solutions, Inc. and Ruby Tuesday. All of these stocks were sold by the end of the period. In the energy sector, the share price of the Meridian Resource Corp. fell after the company put out some confusing news regarding its drilling inventory and prospects. The stock accounted for the entire performance shortfall in energy. We remained confident, however, of Meridian's longer-term growth prospects and continued to hold the stock.

The last three years have been challenging for many funds that focus on fundamental stock picking to drive returns, though we continue to believe our portfolio is very well-positioned from a

GVIT SMALL COMPANY FUND Continued

fundamental standpoint. The fundamental characteristics of low valuation and strong cash flow, profitability and expected earnings growth remain strong. If the market, however, continues to rotate from the cheapest stocks, as measured by price-to-book value, to the riskiest, as measured by beta--a quantitative measure of a stock's volatility relative to the overall market--we will most likely struggle, given our focus on quality and fundamental progress. We do not believe that the market will continue in this fashion, however, as the factors of quality and cash flow, which are the core qualities of well-managed companies, are undervalued right now due to nearly three years of neglect.

GARTMORE GLOBAL PARTNERS -- INTERNATIONAL SMALL CAP

Effective May 31, 2004, Gartmore Global Partners (GGP), the subadviser, changed the sleeve's portfolio manager and investment strategy in order to achieve disciplined security selection through the use of GGP's proprietary quantitative models, which rank the relative attractiveness of equities using qualitative measures of estimate revision, earnings quality, momentum and valuation. GGP's optimized portfolio construction process minimizes forecasted risks with the aim of producing portfolios with superior risk and return characteristics. Prior to these changes, GGP employed an investment approach that emphasized the use of its proprietary fundamental--rather than quantitative--research, which was focused on identifying the potential for unexpected earnings growth through the analysis of individual company franchises within the context of industry and market dynamics.

The Sleeve's security selection composite models performed very well throughout the year, with the strategy experiencing only one down month relative to the benchmark. Valuation was by far the main driver, followed closely by our estimate revision construct, our price momentum model and our earnings quality indicators.

At the country level, the strongest stock selection for the Fund was realized within Japan, France and Italy during the reporting period. At the sector level, the Sleeve enjoyed positive stock selection within industrials, financials and materials. At the stock level, an out-of-benchmark position in Aeon Mall Co. Ltd., a Japanese manager of shopping malls, contributed the most to the Sleeve's relative outperformance. This was followed closely by overweight positions in OMC Card, Inc., a Japanese consumer credit company, and Kawasaki Kisen Kaisha, Ltd., a Japanese operator of global marine cargo transportation.

The strong relative performance of the Sleeve was partially offset by weak stock selection within Sweden, Hong Kong and Australia, and within the information technology, energy and utilities sectors. On a stock-specific basis, Japanese food retailer Okuwa Co., Ltd. was the most pronounced underperformer, followed by Japan's Geomatec Co., Ltd., a manufacturer of flat panel display boards, and Australia's ERG, Ltd., which develops software systems for the transit industry.

Overall, our adherence to disciplined risk control insulated us from the market gyrations and unforeseen market events that are systematically cited as explanations for chronic underperformance. Our portfolio construction process maximizes utility, which encompasses both risk and return. Since we believe we have no ability to time markets or the themes that drive them, the Sleeve remained fully invested at all times. Our focus on the efficiency of markets, combined with our belief that irresolute trading results in unnecessary transaction costs, kept portfolio turnover low throughout the year. We remain committed to our stock selection models and our investment process as we enter 2005.

PORTFOLIO MANAGERS:

American Century
Investment Management, Inc.:             John Schniedwind, William
                                         Martin and Wilhelmine von Turk
Morgan Stanley Investment
Management, Inc.:                        Dennis Lynch, David Cohen
The Dreyfus Corp.:                       Paul Kandel, Hillary Woods
Neuberger Berman, LLC:                   Judith M. Vale, Robert D'Alelio
Waddell and Reed Investment
Management Co.:                          Mark G. Seferovich, Kenneth McQuade
NorthPointe Capital(R) LLC:              Jeffery C. Petherick, Mary C. Champagne
Gartmore Global Partners:                Michael J. Gleason, Luke A. Smith

FUND PERFORMANCE                                         GVIT SMALL COMPANY FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                                                                         ONE     FIVE
                                                                                                        YEAR     YEARS  INCEPTION(2)
Class I(3)                                                                                             19.02%    7.11%     14.17%
-----------------------------------------------------------------------------------------------------------------------------------
Class II(4)                                                                                            18.78%    6.86%     13.89%
-----------------------------------------------------------------------------------------------------------------------------------
Class III(4)                                                                                           19.06%    7.13%     14.18%
-----------------------------------------------------------------------------------------------------------------------------------
Class IV(4)                                                                                            19.02%    7.11%     14.17%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) Fund commenced operations on October 23, 1995.
(3) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(4) These returns until the creation of the Class II shares (March 5, 2002), Class III shares (July 1, 2002) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

   Date                      Class I                                    Russell 2000                                    CPI
10/23/1995                   10,000                                        10,000                                     10,000
12/31/1995                   11,437                                        10,695                                      9,987
12/31/1996                   14,049                                        12,459                                     10,319
12/31/1997                   16,486                                        15,245                                     10,494
12/31/1998                   16,652                                        14,857                                     10,664
12/31/1999                   23,983                                        18,015                                     10,950
12/31/2000                   26,116                                        17,471                                     11,321
12/31/2001                   24,366                                        17,905                                     11,496
12/31/2002                   20,144                                        14,237                                     11,770
12/31/2003                   28,405                                        20,965                                     11,991
12/31/2004                   33,808                                        24,808                                     12,463

Comparative performance of $10,000 invested in Class I shares of the GVIT Small Company Fund, the Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) The Russell 2000 is an unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the smallest 2,000 U.S. companies in the Russell 3000(R) Index, which measures the performance of the largest 3,000 U.S. companies, based on market capitalization.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                              GVIT SMALL COMPANY FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
SMALL COMPANY FUND

 Class I                                            Actual       $1,000              $1,114             $6.43             1.21%
                                              Hypothetical(1)    $1,000              $1,019             $6.16             1.21%
 Class II                                           Actual       $1,000              $1,113             $7.76             1.46%
                                              Hypothetical(1)    $1,000              $1,018             $7.43             1.46%
 Class III                                          Actual       $1,000              $1,114             $6.43             1.21%
                                              Hypothetical(1)    $1,000              $1,019             $6.16             1.21%
 Class IV                                           Actual       $1,000              $1,114             $6.43             1.21%
                                              Hypothetical(1)    $1,000              $1,019             $6.16             1.21%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                                        GVIT SMALL COMPANY FUND
(December 31, 2004)


The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              97.9%
Commercial Paper                                                            0.5%
Mutual Fund                                                                 0.3%
Corporate Bonds                                                             0.0%
Other Assets in excess of Liabilities                                       1.3%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Holdings
--------------------------------------------------------------------------------
Corporate Executive Board Co.                                               0.7%
Amsurg Corp.                                                                0.7%
United Defense Industries, Inc.                                             0.6%
Dade Behring Holdings, Inc.                                                 0.6%
AVID Technology, Inc.                                                       0.5%
Checkfree Corp.                                                             0.5%
VCA Antech, Inc.                                                            0.5%
Cal Dive International, Inc.                                                0.5%
Newfield Exploration Co.                                                    0.5%
Ritchie Brothers Auctioneers, Inc.                                          0.5%
Other Holdings                                                             94.4%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Countries
--------------------------------------------------------------------------------
United States                                                              84.2%
Japan                                                                       4.2%
United Kingdom                                                              2.3%
Australia                                                                   1.3%
France                                                                      0.7%
Switzerland                                                                 0.5%
Italy                                                                       0.5%
Sweden                                                                      0.5%
Hong Kong                                                                   0.4%
Netherlands                                                                 0.4%
Other Countries                                                             5.0%
                                                                          ------
                                                                          100.0%
                                                                          ======

GARTMORE GVIT MONEY MARKET FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Money Market Fund returned 0.81% (Class I at NAV) versus 0.65% for its benchmark, the iMoneyNet First Tier Retail Index. For broader comparison, the average return for the Fund's Lipper peer category of Money Market Funds was -0.02%.

The Federal Open Market Committee (FOMC) began to raise short-term interest rates in 2004 from historically low rates that had prevailed during the past several years. From June through the end of the year, the federal funds rate was increased by 25 basis points at each FOMC meeting. On Dec. 31, 2004, the federal funds rate was 2.25%, compared to 1.00% on Dec. 31, 2003.

During the reporting period, the Fund maintained a shorter weighted average maturity, which is advantageous in a rising interest-rate environment. A shorter weighted average maturity means that a higher percentage of the Fund's maturities will be reinvested at higher rates more quickly. As a result, the Fund's yield may reflect a higher rate sooner, which is, in fact, what occurred in the Fund.

The Federal Reserve is likely to continue to raise interest rates at a "measured" pace. As a result, short-term rates are expected to rise in 2005
.. . .but the question is by how much. The Federal Reserve's goal is to have a
"neutral" funds rate, which is considered a rate that enables the economy to grow without triggering inflation. The Fed will be looking at many different indicators, such as the rate of economic growth, inflation, productivity and employment, in making a determination of what constitutes a "neutral" federal funds rate. Many observers believe that the current rate of 2.25% is still too low for a growing economy.

The Fund continues to invest in those asset classes that meet our internal credit standards and offer higher competitive returns. The asset-backed commercial paper (ABCP) market continues to trade at competitive levels. At year-end, ABCP accounted for 45% of the portfolio and returned an additional two to six basis points over traditional corporate paper.

Throughout the period, the Fund emphasized the rolling of floating-rate maturities into securities that were priced from shorter-dated indexes, such as the federal funds rate or the one-month LIBOR (London Interbank Offering
Rate)--a key rate used in the financial markets. In a rising interest-rate environment, floating-rate instruments that are priced off of an index that has a shorter time horizon may perform better since higher rates are realized sooner.

The Fund is well positioned for the near future. In addition to having a lower weighted average maturity, the Fund has increased its internal limits for ABCP and floating-rate notes. ABCP continues to comprise more than 60% of all dealer offerings. Floating-rate securities remain attractive, and we may increase the Fund's holdings in that area. In addition, we will continue to look at products that both add value and meet our internal credit standards.

PORTFOLIO MANAGER: Karen Mader

FUND PERFORMANCE                                 GARTMORE GVIT MONEY MARKET FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                                                                              ONE     FIVE     TEN
                                                                                                              YEAR    YEARS   YEARS
Class I(2)                                                                                                   0.81%    2.43%   3.82%
-----------------------------------------------------------------------------------------------------------------------------------
Class IV(3)                                                                                                  0.94%    2.48%   3.84%
-----------------------------------------------------------------------------------------------------------------------------------
Class V(3)                                                                                                   0.89%    2.47%   3.84%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(3) These returns until the creation of Class IV shares (April 28, 2003) and Class V shares (October 31, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class IV or Class V shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for Class V shares has not been adjusted to reflect its lower expenses.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

   Date                      Class I                          iMoneyNet First Tier Retail Index                        CPI
12/31/1994                   10,000                                        10,000                                     10,000
12/31/1995                   10,566                                        10,544                                     10,254
12/31/1996                   11,106                                        11,056                                     10,595
12/31/1997                   11,690                                        11,610                                     10,775
12/31/1998                   12,307                                        12,186                                     10,949
12/31/1999                   12,902                                        12,743                                     11,242
12/31/2000                   13,680                                        13,481                                     11,623
12/31/2001                   14,173                                        13,960                                     11,804
12/31/2002                   14,345                                        14,115                                     12,084
12/31/2003                   14,434                                        14,184                                     12,311
12/31/2004                   14,551                                        14,276                                     12,796

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Money Market Fund, the iMoneyNet First Tier Retail Index (iMoneyNet First Tier Retail) (a), and the Consumer Price Index (CPI)(b) over a 10-year period ended 12/31/04. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) The iMoneyNet First Tier Retail Index is unmanaged index that is an average of non-government retail money market mutual funds that do not invest in any second-tier securities. Portfolio holdings of first-tier money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, first-tier commercial paper, floating-rate notes and asset-backed commercial paper.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                      GARTMORE GVIT MONEY MARKET FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
MONEY MARKET FUND

 Class I                                            Actual       $1,000              $1,006             $3.13             0.62%
                                              Hypothetical(1)    $1,000              $1,022             $3.16             0.62%
 Class IV                                           Actual       $1,000              $1,006             $2.52             0.50%
                                              Hypothetical(1)    $1,000              $1,022             $2.55             0.50%
 Class V                                            Actual       $1,000              $1,006             $2.72             0.54%
                                              Hypothetical(1)    $1,000              $1,022             $2.75             0.54%


* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                                GARTMORE GVIT MONEY MARKET FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
--------------------------------------------------------------------------------
Commercial Paper                                                           35.8%
Asset Backed Commercial Paper                                              30.7%
Floating Rate Notes                                                        24.0%
U.S. Government Sponsored & Agency Obligations                              4.4%
Certificates of Deposit                                                     3.4%
Taxable Municipal Bonds                                                     1.8%
Liabilities in excess of other Assets                                      -0.1%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Holdings
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., 2.34%, 01/21/05                           3.4%
Lockhart Funding, 2.40%, 01/18/05                                           2.8%
Rabobank USA Finance Corp, 2.17%, 01/03/05                                  2.7%
Toyota Motor Credit Corp., 2.39%, 02/28/05                                  2.5%
Bear Stearns Companies, Inc.(The), 2.38%, 03/01/05                          2.2%
Goldman Sachs Group, Inc., 2.51%, 05/20/05                                  2.1%
State Street Corp., 1.31%, 04/15/05                                         2.0%
Barclays Bank PLC, 2.37%, 02/22/05                                          2.0%
UBS Finance, 2.38%, 01/05/05                                                1.8%
Westdeutsche Landesbank Giro, 2.32%, 06/10/05                               1.7%
Other Holdings                                                             76.8%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Asset Types and Industries
--------------------------------------------------------------------------------
Asset Backed Securities - Yankee                                           15.8%
Banks - Foreign                                                            10.1%
Broker / Dealers                                                           10.0%
Asset Backed Securities - Domestic                                          9.2%
Banks - Domestic                                                            8.0%
Asset Backed Mortgages                                                      7.2%
Finance - Diversified                                                       6.8%
Asset Backed - Trade & Term Receivables                                     6.2%
Asset Backed CDO                                                            5.3%
Subdividers/Developers                                                      3.5%
Other Asset Types and Industries                                           17.9%
                                                                          ------
                                                                          100.0%
                                                                          ======

GARTMORE GVIT MONEY MARKET FUND II

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Money Market Fund II returned 0.41% (Class I at NAV) versus 0.76% for its benchmark, the iMoneyNet First Tier Retail Index. For broader comparison, the average return for the Fund's Lipper peer category of Money Market Funds was -0.02%.

Short-term interest rates remained at historically low levels through May 2004. In June, the Federal Reserve began raising short-term interest rates due to a growing U.S. economy. The Federal Open Market Committee (FOMC) raised rates by 25 basis points at each FOMC meeting from June through the end of the year. On Dec. 31, 2004, the federal funds rate was 2.25%, compared to 1.00% a year earlier. Short-term rates are expected to continue to rise in 2005 as the Federal Reserve moves closer to a "neutral" funds rate given, the economic growth rate. Determining a "neutral" funds rate could be difficult, since the Federal Reserve is looking at many different aspects of the economy.

The reason for underperformance is because the Fund's weighted average maturity is limited to a maximum of 15 days compared to its peer group limit of 90 days. As a result, there may be periods when the Fund underperforms the peer group. The Fund has a short-duration limit due to the fact that Fund assets can be extremely volatile, and higher daily liquidity must be maintained. The Fund was specifically created for those investors who needed the flexibility to move in and out of the fixed-income and equity markets.

Since the Fund has a shorter weighted average maturity, any increase in interest rates is immediately reflected. This should have a positive impact on performance, since a higher percentage of the Fund will be able to be reinvested at higher rates at a faster pace. When possible, maturities are laddered in order to take advantage of higher rates, while maintaining the specific weighted average maturity requirement.

In accordance with the Fund's specific prospectus guidelines, investment policies and Rule 2a-7 requirements, it is expected that the Fund will continue to maintain a short weighted average maturity while investing in securities that meet all the above guidelines.

PORTFOLIO MANAGER: Karen Mader

FUND PERFORMANCE                              GARTMORE GVIT MONEY MARKET FUND II

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)


                                                           ONE YEAR INCEPTION(2)

Class I                                                     0.41%        0.47%


(1)   Not subject to any sales charges.
(2)   Fund commenced operations on October 1, 2001.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

   Date                          Class I                          iMoneyNet First Tier Retail Index                          CPI
10/1/2001                         10 000                                        10,000                                     10,000
12/31/2001                        10,024                                        10,047                                      9,910
12/31/2002                        10,094                                        10,159                                     10,146
12/31/2003                        10,112                                        10,208                                     10,337
12/31/2004                        10,154                                        10,275                                     10,743

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Money Market Fund II, the iMoneyNet First Tier Retail Index (iMoneyNet First Tier Retail)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) The iMoneyNet First Tier Retail Index is unmanaged index that is an average of non-government retail money market mutual funds that do not invest in any second-tier securities. Portfolio holdings of first-tier money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, first-tier commercial paper, floating-rate notes and asset-backed commercial paper.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                   GARTMORE GVIT MONEY MARKET FUND II
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
MONEY MARKET FUND II
 Class I (a)                                        Actual       $1,000              $1,004             $4.99             0.99%
                                              Hypothetical(1)    $1,000              $1,020             $5.04             0.99%

(a)  The Money Market Fund II shares have no class designation.

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                             GARTMORE GVIT MONEY MARKET FUND II
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
--------------------------------------------------------------------------------
Commercial Paper                                                           84.1%
Asset Backed Securities                                                    13.2%
U.S. Government Agencies                                                    2.9%
Liabilities in excess of other Assets                                      -0.2%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Holdings
--------------------------------------------------------------------------------
HSBC Finance Corp., 2.05%, 01/03/05                                         3.6%
Gillete Co., 2.15%, 01/03/05                                                3.6%
Rabobank USA Finance Corp., 2.17%, 01/03/05                                 3.6%
State Street Corp., 2.18%, 01/03/05                                         3.6%
American Express Credit Corp., 2.25%, 01/05/05                              3.6%
Prudential Funding LLC, 2.15%, 01/07/05                                     3.6%
Abbott Laboratories, 2.17%, 01/07/05                                        3.6%
Kitty Hawk Funding Corp., 2.28%, 01/03/05                                   3.6%
Anheuser Busch Cos., Inc., 2.00%, 01/03/05                                  3.4%
Cargill, Inc., 2.22%, 01/03/05                                              3.4%
Other Holdings                                                             64.4%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Industries
--------------------------------------------------------------------------------
Finance - Diversified                                                      16.2%
Trade & Term Receivables                                                   10.1%
Broker / Dealers                                                            9.6%
Finance - Consumer Sales                                                    8.5%
Beverages                                                                   6.5%
Banks - Foreign                                                             5.4%
Finance Lessors                                                             5.2%
Cutlery                                                                     3.6%
Financial Services                                                          3.6%
Finance - Automotive                                                        3.6%
Other Industries                                                           27.7%
                                                                          ------
                                                                          100.0%
                                                                          ======

J.P. MORGAN GVIT BALANCED FUND

For the annual period ended Dec. 31, 2004, the J.P. Morgan GVIT Balanced Fund returned 8.49% (Class I at NAV) versus 8.30% for its benchmark, 60% S&P 500(R) Index and 40% Lehman Brothers U.S. Aggregate Index. For broader comparison, the average return for the Fund's Lipper peer category of Balanced Funds was 7.94%.

Despite worries about fading profit growth, rising interest rates, a falling dollar and high energy prices, 2004 ended with strong performance from the major U.S. equity indexes. Aiding a sharp, year-end rally were the swift and decisive outcome of the U.S. presidential election and a decline in the price of oil. Continued strong corporate profit growth and low longer-term interest rates also helped the equity markets.

Our positioning and security selection in prepayment-sensitive mortgages was a strong contributor to Fund performance, as was our positioning in investment-grade corporate bonds. Our allocation to emerging-markets debt and high-yield issues also drove performance gains. Beyond this, our international non-dollar exposure positively affected performance.

Driving performance on the equity side of the portfolio was strong stock selection within the industrials, cyclicals, financials and insurance sectors. Aiding performance on a stock-specific level were overweight positions in Sepracor Inc.; Aetna Inc.; Countrywide Credit Industries, Inc.; and United States Steel Corp., and an underweight position in Merck & Co., Inc.

In the fixed-income portion of the portfolio, duration and yield curve--which illustrates the relationship between yields and maturity dates for a set of similar bonds--positioning detracted from performance during the reporting period.

Stock selection within the media, consumer staples and systems hardware sectors was a modest detractor. Overweight positions in Viacom Inc., as well as Forest Laboratories, Inc. and The Coca-Cola Co., in addition to an underweight position in Yahoo! Inc. detracted from Fund performance.

Our portfolio strategy is fairly neutral on risk. Accordingly, we expect to trade duration and curve positions tactically. We believe that supportive technicals in the mortgage market should persist and that valuations will be extremely tight; therefore, we expect to trade actively around a neutral position.

In investment-grade credit, we favor a neutral position, with a bias toward higher-yielding names, because spreads remain at extremely tight levels. In high-yield credit, we are maintaining a small overweight position composed of attractively priced names in which we find value. We believe structured credit (asset-backed securities, commercial mortgage backed securities) should perform well, despite the risk of widening swap spreads. While emerging-markets debt spreads have tightened, we believe that fundamentals among major issuers are not improving. Therefore, we are not favorably disposed toward the asset class as a whole.

Although interest rates appear to be rising and corporate profits already are at very high levels, equity valuations look attractive relative to bonds. Even so, the market multiples do not look especially compelling at this time. We, therefore, will take a more cautious stance about equity returns in 2005.

PORTFOLIO MANAGER: Patrick Jakobson
                   Anne Lester

FUND PERFORMANCE                                  J.P. MORGAN GVIT BALANCED FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                                                                         ONE     FIVE
                                                                                                         YEAR    YEARS  INCEPTION(2)
Class I(3)                                                                                              8.49%    1.58%      2.53%
-----------------------------------------------------------------------------------------------------------------------------------
Class IV(4)                                                                                             8.54%    1.60%      2.54%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) Fund commenced operations on October 31, 1997. This performance includes performance for a period (prior to May 1, 2000) when the Fund's previous subadviser managed the Fund.
(3) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(4) These returns until the creation of the Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class IV shares would have produced, because all classes of shares invest in the same portfolio of securities.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.


   Date            Class I               Composite             S&P 500 Index     Lehman Brothers Aggregate Bond Index       CPI
10/31/2004          10,000                 10,000                 10,000                         10,000                   10,000
12/31/1997          10,146                 10,444                 10,643                         10,147                    9,981
12/31/1998          10,965                 12,635                 13,685                         11,028                   10,142
12/31/1999          11,060                 14,151                 16,565                         10,936                   10,415
12/31/2000          11,021                 14,011                 15,057                         12,208                   10,767
12/31/2001          10,616                 13,490                 13,267                         13,236                   10,934
12/31/2002           9,309                 12,165                 10,335                         14,596                   11,194
12/31/2003          11,023                 14,414                 13,300                         15,195                   11,405
12/31/2004          11,959                 15,610                 14,746                         15,854                   11,854

Comparative performance of $10,000 invested in Class I shares of the J.P. Morgan GVIT Balanced Fund, the J.P. Morgan GVIT Balanced Composite Index (Composite)(a), the Standard & Poor's 500 Index (S&P 500)(b), Lehman Brothers U.S. Aggregate Bond Index (LB Aggregate Bond)(c) and the Consumer Price Index
(CPI)(d) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) Composite is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The composite is a combination of the S&P 500 (60%) and the LB Aggregate Bond (40%).
(b) S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(c) LB Aggregate Bond is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
(d) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                       J.P. MORGAN GVIT BALANCED FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
BALANCED FUND

 Class I                                            Actual       $1,000              $1,068             $5.09             0.98%
                                              Hypothetical(1)    $1,000              $1,020             $4.99             0.98%
 Class IV                                           Actual       $1,000              $1,067             $4.78             0.92%
                                              Hypothetical(1)    $1,000              $1,020             $4.68             0.92%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                                 J.P. MORGAN GVIT BALANCED FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              61.8%
Mortgage Backed Securities                                                 25.2%
Commercial Paper                                                           11.3%
Corporate Bonds                                                            11.0%
Cash Equivalents                                                            3.0%
U.S. Government Long-Term Obligations                                       1.6%
Liabilities in excess of other Assets                                     -13.9%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Holdings*
--------------------------------------------------------------------------------
Federal National Mortgage Association, TBA, 5.00%, 01/01/34                 4.5%
Federal National Mortgage Association, TBA, 5.50%, 01/01/33                 3.3%
General Electric Co.                                                        2.3%
Federal National Mortgage Association, TBA, 5.50%, 01/25/18                 2.1%
Citigroup, Inc.                                                             2.0%
Microsoft Corp.                                                             1.8%
Exxon Mobil Corp.                                                           1.7%
Federal National Mortgage Association, TBA, 6.00%, 01/01/33                 1.3%
Procter & Gamble Co.                                                        1.2%
Government National Mortgage Association, 6.00%, 01/22/33                   1.1%
Other Holdings                                                             78.7%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Industries
--------------------------------------------------------------------------------
Financial Services                                                         20.5%
Federal National Mortgage Association                                      13.5%
Financial                                                                   6.4%
Oil & Gas                                                                   4.8%
Drugs                                                                       4.7%
Retail                                                                      4.5%
Computer Software & Services                                                4.3%
Insurance                                                                   3.8%
Telecommunications                                                          3.4%
Financial / Banks                                                           3.3%
Other Industries                                                           30.8%
                                                                          ------
                                                                          100.0%
                                                                          ======

* For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

GARTMORE GVIT MID CAP GROWTH FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Mid Cap Growth Fund returned 15.34% (Class I at NAV) versus 15.48% for its benchmark, the Russell Midcap(R) Growth Index. For broader comparison, the average return for the Fund's Lipper peer category of Mid-Cap Growth Funds was 14.29%.

Our approach to building a quality portfolio starts with sector allocation and stock selection. Playing the emerging theme that energy is again a secular growth industry, we were overweight in the sector. Increased globalization with strong growth from Asia, particularly China, and the economic pickup in the United States, coupled with questions about supply, are leading to higher average prices in the energy industry.

In terms of stock picks, the Fund benefited from Penn National Gaming, Inc., which operates riverboat casinos and racetracks, and L-3 Communications Holdings, Inc., a supplier of intelligence products primarily to various government agencies. The Fund has owned both stocks since the Fund's inception and, in 2004, the two stocks contributed to performance. Other new stock picks that had a positive contribution in 2004 included Chicago Mercantile Exchange Holdings, Inc., which is the leading exchange for trading futures and options contracts, and Tessera Technologies, Inc., which provides proprietary chip scale packing technology for several electronics industries. These two stocks also contributed to the Fund's performance.

The area of weakness in our stock picking for the Fund in 2004 was confined to health-care stocks. Twenty-five percent of our underperforming stocks during the year were health-care stocks, which is the third-largest sector in the Index. New purchases Ligand Pharmaceuticals Inc. and Impax Laboratories, Inc., detracted from performance. In addition, Omnicare Inc., a holdover from 2003, also detracted from the Fund's performance. Although there were various reasons for the underperformance by these health-care stocks--a missed revenue number in the case of Ligand, a potential product delay in the case of Impax and a regulatory change in the case of Omnicare--we are confident that we can refocus our efforts on finding high-quality health-care stocks. In those cases in which the issue was deemed longer-term, we sold our positions.

The current investment environment continues to present problems as well as opportunities. From a macroeconomic perspective, we believe many of the issues in 2004 will carry over to 2005. More important, the market will have to react to slowing corporate profit growth as profit margins approach all-time highs. Then, from a market-cap perspective, the cycle would suggest that after five-plus years of small-capitalization outperformance, there should be a shift to larger-cap stocks. With this as our working backdrop, we believe the next 12 months will turn out to be a Stock-picker's market, because the major indexes are likely to produce modest gains. We will most likely keep our overweight position in the energy sector, and we feel confident we can correct our mistakes in the health-care sector. Thematically, we are purposely moving into higher-quality names with sustainable earnings growth as we enter the third year of economic expansion.

PORTFOLIO MANAGER: Robert Glise

FUND PERFORMANCE                               GARTMORE GVIT MID CAP GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                                                                            ONE      FIVE      TEN
                                                                                                           YEAR     YEARS     YEARS
Class I(2)                                                                                                15.34%    10.66%   13.21%
-----------------------------------------------------------------------------------------------------------------------------------
Class II(2)                                                                                               15.21%    10.43%   12.95%
-----------------------------------------------------------------------------------------------------------------------------------
Class III(2)                                                                                              15.32%    10.69%   13.22%
-----------------------------------------------------------------------------------------------------------------------------------
Class IV(3)                                                                                               15.33%    10.67%   13.22%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) These returns until April 28, 2003 are based on the performance of the Fund's predecessor, Market Street Mid Cap Growth Portfolio which is the same as performance for the Class IV shares and which was achieved prior to the acquisition of the Portfolio's assets by the Fund and restatement of the performance of Class I, Class II, Class III shares. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class I, Class II, and Class III shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class
    IV. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares--Short-Term Trading Fees" on page 18 for more information.
(3) The Fund's predecessor, Market Street Mid Cap Growth Portfolio (the "Portfolio"), commenced operations on May 1, 1989. As of April 28, 2003, the Strong GVIT Mid Cap Growth Fund (renamed Gartmore GVIT Mid Cap Growth
    Fund) acquired all the assets, subject to stated liabilities, of the Portfolio. As a result, the performance of the Gartmore GVIT Mid Cap Growth Fund was restated to reflect the performance of the Portfolio because the Portfolio was the survivor for performance purposes. The performance of the Strong GVIT Mid Cap Growth Fund prior to April 28, 2003 is no longer reflected when performance is presented for the Fund.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

  Date                Class IV              Russell Midcap Growth (new)             Russell Midcap Index (old)         CPI
12/31/1994             10,000                         10,000                                   10,000                10,000
12/31/1995             11,348                         13,398                                   13,445                10,254
12/31/1996             13,731                         15,739                                   16,000                10,595
12/31/1997             16,643                         19,287                                   20,641                10,775
12/31/1998             17,972                         22,732                                   22,725                10,949
12/31/1999             20,840                         34,393                                   26,868                11,242
12/31/2000             28,810                         30,352                                   29,084                11,623
12/31/2001             27,841                         24,236                                   27,449                11,804
12/31/2002             21,611                         17,594                                   23,006                12,084
12/31/2003             29,999                         25,109                                   32,223                12,311
12/31/2004             34,598                         28,995                                   38,737                12,796

Comparative performance of $10,000 invested in Class IV shares of the Gartmore GVIT Mid Cap Growth Fund, Russell Midcap Growth Index (Russell Midcap Growth
(new))(a), Russell Midcap Index (Russell Midcap Index (old))(b), and the Consumer Price Index (CPI)(c) over a 10-year period ended 12/31/04. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) The Russell Midcap Growth is an unmanaged index of mid-capitalization growth stocks of U.S. companies; measures the performance of the stocks of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values, and gives a broad look at how the stock prices of medium-sized U.S. companies have performed.
(b) The Russell Midcap Index is an index which measures the performance of the 800 smallest companies in the Russell 1000 Index (mid cap companies), and represents approximately 25% of the total market capitalization of the Russell 1000 Index.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                    GARTMORE GVIT MID CAP GROWTH FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
MID CAP GROWTH FUND

 Class I                                            Actual       $1,000              $1,083             $5.13             0.98%
                                              Hypothetical(1)    $1,000              $1,020             $4.99             0.98%
 Class II                                           Actual       $1,000              $1,083             $5.65             1.08%
                                              Hypothetical(1)    $1,000              $1,020             $5.50             1.08%
 Class III                                          Actual       $1,000              $1,084             $5.13             0.98%
                                              Hypothetical(1)    $1,000              $1,020             $4.99             0.98%
 Class IV                                           Actual       $1,000              $1,083             $4.99             0.95%
                                              Hypothetical(1)    $1,000              $1,020             $4.84             0.95%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                              GARTMORE GVIT MID CAP GROWTH FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
--------------------------------------------------------------------------------
Common Stock                                                               99.2%
Cash Equivalents                                                            0.6%
Other Investments*                                                         15.5%
Liabilities in excess of other Assets**                                   -15.3%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Holdings***
--------------------------------------------------------------------------------
Investors Financial Services Corp.                                          3.9%
L-3 Communications Holdings, Inc.                                           3.6%
Manpower, Inc.                                                              2.4%
Corporate Executive Board Co.                                               2.4%
InfoSpace, Inc.                                                             2.2%
Amphenol Corp., Class A                                                     2.2%
Penn National Gaming, Inc.                                                  2.1%
Comverse Technology, Inc.                                                   2.0%
Kinder Morgan, Inc.                                                         2.0%
EOG Resources, Inc.                                                         1.9%
Other Holdings                                                             75.3%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Industries
--------------------------------------------------------------------------------
Computer Software & Services                                               17.5%
Retail                                                                      9.3%
Oil & Gas                                                                   7.0%
Business Services                                                           6.4%
Financial Services                                                          6.0%
Healthcare                                                                  5.9%
Telecommunications                                                          5.7%
Semiconductors                                                              5.6%
Electronics                                                                 5.4%
Medical Products                                                            5.0%
Other Industries                                                           26.2%
                                                                          ------
                                                                          100.0%
                                                                          ======

*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

*** For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

COMSTOCK GVIT VALUE FUND

For the annual period ended Dec. 31, 2004, the Comstock GVIT Value Fund returned 17.50% (Class I at NAV) versus 10.88% for its benchmark, the S&P 500(R) Index. For broader comparison, the average return for the Fund's Lipper peer category of Equity Income Funds was 11.69%.

The year 2004 was marked by high energy prices, continuing geopolitical conflicts, uncertainty related to the U.S. presidential election, and a spate of natural disasters. Nonetheless, U.S. equity markets produced positive returns for the second consecutive year.

Within the U.S. equity market, two key trends affected the Fund's performance. First, small-company stocks outperformed their large-capitalization peers for the sixth consecutive calendar year, causing a bit of a headwind for the Fund. On the other hand, the outperformance of value stocks was a more favorable development. Across the market-cap spectrum, value stocks significantly outpaced growth stocks, a trend that was particularly pronounced in the large-cap sector. The market's preference for value stocks created a favorable environment for the Comstock GVIT Value Fund, which focuses primarily on large-cap value stocks.

The Fund significantly outperformed its benchmark, the S&P 500 Index, during 2004. The Fund's stock selection as well as its sector allocations were important contributors to this outperformance. Stock selection was favorable across most sectors, with particular strength in utilities, financials, energy and telecommunications services. The Fund's materials sector holdings were the only significant detractors.

Overall, the Fund benefited from higher-than-benchmark weightings in the three best-performing index sectors--energy, utilities and telecommunications services. Underweights in weaker-performing sectors such as technology, consumer discretionary and health care also added to relative performance.

The Fund's overweight positioning in the energy sector had the greatest positive impact on relative returns because energy was the leading segment of the S&P 500 Index. In addition, the Fund's individual energy holdings significantly outpaced those of the Index.

A substantial underweight in the strong-performing industrials sector was the only meaningful detractor from a sector-allocation standpoint. As is typically the case during a rising stock market, the Fund's cash position also detracted from relative performance. Holding cash, however, is a vital part of any mutual fund's strategy; cash holdings allow the Fund manager to capitalize on opportunities presented by the market and provides resources to meet any shareholder redemptions.

During the final quarter of 2004, we took advantage of strength in the utilities, telecommunications and oil services sectors to trim positions that have performed well and have attained our targets. We used weakness in large-cap pharmaceutical stocks to maintain those positions. We have generally viewed financial stocks as expensive and vulnerable to worsening consumer and corporate credit conditions as well as rising interest rates. We also have placed less emphasis on technology stocks, because we believe their valuations are expensive.

We remain committed to the Fund's discipline of seeking well-established, attractively valued companies that we believe have the potential for capital growth and income, regardless of what the economy or markets are doing. Within the portfolio, we continue to incorporate stocks with reasonable valuations relative to our assessment of their fair value. If valuations revert to the mean and prices approach fair value, positions will likely be reduced in favor of more attractive names.
                                                                             35

FUND PERFORMANCE                                        COMSTOCK GVIT VALUE FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                                                                        ONE      FIVE
                                                                                                       YEAR     YEARS  INCEPTION(2)
Class I(3)                                                                                            17.50%    -1.92%      3.28%
-----------------------------------------------------------------------------------------------------------------------------------
Class II(4)                                                                                           17.08%    -2.02%      3.13%
-----------------------------------------------------------------------------------------------------------------------------------
Class IV(4)                                                                                           17.42%    -1.93%      3.28%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) The Fund commenced operations on October 31, 1997. This performance includes performance for a period (prior to May 1, 2002) when the Fund's previous subadviser managed the Fund.
(3) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(4) These returns until the creation of the Class II shares (March 28, 2003) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II and therefore are lower than the annual returns of Class I.


PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

    Date                     Class I                      S&P 500 Index                     CPI
11/1/1997                     10,000                          10,000                      10,000
12/31/1997                    10,177                          10,643                       9,981
12/31/1998                    11,717                          13,685                      10,142
12/31/1999                    13,884                          16,565                      10,415
12/31/2000                    12,409                          15,057                      10,767
12/31/2001                    10,901                          13,267                      10,934
12/31/2002                     8,160                          10,335                      11,194
12/31/2003                    10,725                          13,300                      11,405
12/31/2004                    12,602                          14,746                      11,854

Comparative performance of $10,000 invested in Class I shares of the Comstock GVIT Value Fund, the Standard & Poor's 500 Index (S&P 500)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                             COMSTOCK GVIT VALUE FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
VALUE FUND

 Class I                                            Actual       $1,000              $1,121             $4.96             0.93%
                                              Hypothetical(1)    $1,000              $1,020             $4.73             0.93%
 Class II                                           Actual       $1,000              $1,119             $6.39             1.20%
                                              Hypothetical(1)    $1,000              $1,019             $6.11             1.20%
 Class IV                                           Actual       $1,000              $1,120             $4.85             0.91%
                                              Hypothetical(1)    $1,000              $1,020             $4.63             0.91%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                                       COMSTOCK GVIT VALUE FUND
(December 31, 2004)


The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
--------------------------------------------------------------------------------
Common Stock                                                               91.5%
Cash Equivalents                                                            8.4%
Other Investments*                                                          4.7%
Liabilities in excess of other Assets**                                    -4.6%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Holdings***
--------------------------------------------------------------------------------
GlaxoSmithKline PLC ADR-GB                                                  4.4%
Freddie Mac                                                                 4.1%
International Paper Co.                                                     4.0%
Bristol-Myers Squibb Co.                                                    3.2%
Halliburton Co.                                                             3.0%
Verizon Communications, Inc.                                                2.9%
SBC Communications, Inc.                                                    2.6%
Georgia Pacific Corp.                                                       2.6%
Bank of America Corp.                                                       2.6%
Citigroup, Inc.                                                             2.5%
Other Holdings                                                             68.1%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Industries
--------------------------------------------------------------------------------
Pharmaceuticals                                                            13.0%
Oil & Gas                                                                   9.9%
Banks                                                                       9.3%
Telecommunications                                                          7.6%
Paper & Forest Products                                                     6.8%
Financial Services                                                          6.1%
Insurance                                                                   5.0%
Utilities                                                                   4.6%
Broadcast Media / Cable Television                                          4.5%
Other Industries                                                           33.2%
                                                                          ------
                                                                          100.0%
                                                                          ======

*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

*** For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

FEDERATED GVIT HIGH INCOME BOND FUND

For the annual period ended Dec. 31, 2004, the Federated GVIT High Income Bond Fund returned 10.10% (Class I at NAV) versus 11.14% for its benchmark, the Lehman Brothers U.S. Corporate High Yield Bond Index. For broader comparison, the average return for the Fund's Lipper peer category of High Current Yield Funds was 8.38%.

Sustained economic growth and stable interest rates together provided a particularly good environment for the high-yield bond market during 2004. Increased corporate profitability allowed companies the opportunity to either reduce overall debt or refinance at attractive rates. The combination of profitability gains and balance sheet repair led the way for credit-quality improvement and the lowest default rate since the late 1990s. The significant decline in corporate defaults led to a contraction of the risk premium, or "credit spread," that investors require for investing in the high-yield market. Consequently, this led to the price appreciation experienced in the high-yield market. For example, the spread over Treasuries for the Credit Suisse High Yield Index contracted from 4.86% on Dec. 31, 2003, to 3.46% on Dec. 31, 2004. The lower-credit-quality sector of the high-yield market was the area with the strongest performance during 2004. CCC-rated bonds, the lowest credit quality, returned 13.80%, compared to higher-rated B bonds, which returned 10.36%, and BB-rated bonds, which returned 9.61%.

The Fund's underweight in the metals and mining and electric utility sectors, and its overweight in the gaming sector detracted somewhat from relative performance. Specific holdings that underperformed during the period includes Tekni-Plex, Inc. (packaging); PCA International, Inc. (retail); American Cellular Corp. (wireless telecommunications); Eagle-Picher Industries, Inc. (industrial); and ICON Health & Fitness, Inc. (consumer products).

Conversely, portfolio holdings that had a positive impact on overall portfolio performance includes El Paso Corp. (utilities--natural gas); Levi Strauss & Co. (textiles): AT&T Corp. (wireline telecommunications); BCP Caylux Holdings (chemicals), and Neenah Corp. (industrials).

The Fund's less-aggressive positioning in the lower-quality tier of the high-yield market and its shorter duration negatively impacted its relative performance versus its benchmark. From an industry sector perspective, the Fund benefited from its overweight position in the building products and textile sectors, and remained underweight to the airline sector.

From an industry perspective, the financial institution, metals and mining, and natural gas utility sectors all had good relative performance, while the airline, environmental and retail sectors lagged the overall market. From a technical standpoint, demand for high-yield bonds remained strong throughout 2004. Although high-yield mutual funds experienced net cash outflows during 2004, increased allocations to the high-yield market from hedge funds, pension funds and insurance companies created more than ample demand during what was one of the busiest years for new high-yield bond issuance in recent memory.

PORTFOLIO MANAGER: Mark E. Durbiano
                   Nathan H. Kehm

FUND PERFORMANCE                            FEDERATED GVIT HIGH INCOME BOND FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)


                                                                                                        ONE     FIVE
                                                                                                       YEAR     YEARS  INCEPTION(2)

Class I(3)                                                                                             10.10%    5.84%      5.66%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) The Fund commenced operation on October 31, 1997.
(3) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

    Date                        Class I               Lehman High Yield Index                  CPI
11/1/1997                       10,000                       10,000                           10,000
12/31/1997                      10,228                       10,185                            9,981
12/31/1998                      10,821                       10,375                           10,142
12/31/1999                      11,166                       10,623                           10,415
12/31/2000                      10,242                       10,000                           10,767
12/31/2001                      10,674                       10,528                           10,934
12/31/2002                      11,018                       10,384                           11,194
12/31/2003                      13,472                       13,392                           11,405
12/31/2004                      14,832                       14,883                           11,854

Comparative performance of $10,000 invested in Class I shares of the Federated GVIT High Income Bond Fund, the Lehman High Yield Index (Lehman High Yield)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) Lehman High Yield is an unmanaged index of bonds that are rated below investment grade that gives a broad look at the performance of these securities.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                 FEDERATED GVIT HIGH INCOME BOND FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
HIGH INCOME BOND FUND

 Class I                                            Actual       $1,000              $1,082             $4.97             0.95%
                                              Hypothetical(1)    $1,000              $1,020             $4.84             0.95%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                           FEDERATED GVIT HIGH INCOME BOND FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
--------------------------------------------------------------------------------
Corporate Bonds                                                            95.7%
Cash Equivalents                                                            1.8%
Preferred Stocks                                                            0.5%
Common Stocks                                                               0.2%
Warrants                                                                    0.1%
Other Investments*                                                         23.6%
Liabilities in excess of other assets**                                   -21.9%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Holdings***
--------------------------------------------------------------------------------
TRAINS HY-2004-1 A, 8.22%, 08/01/2015                                       4.0%
Dow Jones CDX, 8.00%, 12/29/2009                                            2.0%
AT&T Corp., 8.75%, 11/15/2031                                               1.4%
Qwest Corp., 9.13%, 03/15/2012                                              1.1%
Georgia Pacific Corp., 9.38%, 02/01/2013                                    1.0%
Qwest Services Corp., 13.50%, 12/15/2010                                    0.9%
NEXTEL Communications, Inc., 7.38%, 08/01/2015                              0.7%
EL Paso Corp., 7.80%, 08/01/2031                                            0.7%
Vertis, Inc., 10.88%, 06/15/09                                              0.6%
DEX Media West LLC, 9.88%, 08/15/13                                         0.6%
Other Holdings                                                             87.0%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Industries
--------------------------------------------------------------------------------
Media - Non-Cable                                                           9.8%
Wireless Communications                                                     7.9%
Diversified                                                                 6.0%
Food & Beverage                                                             5.9%
Chemicals                                                                   5.6%
Gaming                                                                      5.4%
Healthcare                                                                  4.9%
Industrial - Other                                                          4.3%
Consumer Products                                                           4.0%
Utility - Natural Gas                                                       3.6%
Other Industries                                                           42.6%
                                                                          ------
                                                                          100.0%
                                                                          ======


*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

*** For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

GVIT EQUITY 500 INDEX FUND

For the annual period ended Dec. 31, 2004, the GVIT Equity 500 Index Fund returned 10.59% (Class IV at NAV) versus 10.88% for its benchmark, the S&P 500(R) Index. For broader comparison, the average return for the Fund's Lipper peer category of S&P 500 Index Objective Funds was 9.50%.

Health care was the weakest-performing sector for the reporting period as threats of competition from drug imports and concerns about declining new-product pipelines punished some of the larger companies within this market segment. In late September, Merck & Co., Inc. recalled its multi-billion-dollar arthritis drug Vioxx after research concluded that the drug doubled the risk of heart attack or stroke. Pfizer Inc. also trailed the overall sector after the company lowered its revenue expectations for the quarter. In addition, uncertainty surrounding the U.S. presidential election weighed heavily on pharmaceutical stocks. Information technology was not far behind health care, having been the worst-performing sector of the market during the third quarter of 2004, as measured by the S&P 500 Index. In general, many of the more speculative companies in this sector fell due to lackluster spending on technology by corporate America.

After some signs of first-quarter strength, the equity market sank in July and August, weighed down by disappointing second-quarter earnings news that dampened market enthusiasm. A stunningly weak July jobs report and a sharp rise in crude oil prices aggravated the situation. Then, after a rocky third quarter, equities picked up dramatically in October when a number of solid corporate profit reports encouraged investors to maintain positions in the face of a renewed surge in the price of crude oil. In November, the bulls mounted a fresh stampede to the upside when the U.S. presidential election was decided quickly and without controversy. The rally continued into December, which was more than welcome news after the market had experienced small positive returns in the first half of the year and difficulties during most of the third quarter.

All 10 economic sectors posted positive results for the reporting period. Energy and utilities had the highest total returns, while financials, industrials and energy, bolstered by the respective strengths of Bank of America Corp., General Electric (GE) Co. and Exxon Mobil Corp., were the greatest contributors to the S&P 500 Index's return. During the second quarter, Bank of America Corp. benefited from the expanded customer base it gained as a result of BOA's merger with FleetBoston. GE had a share increase from an acquisition in April. Energy was a top performer in 2004 due to surging oil prices, which fueled investor optimism.

Looking ahead, we believe that the Federal Reserve is likely to raise interest rates by 25 basis points at each of its policy meetings. However, the Fed will move more slowly if growth falls below 3.00%, and faster if growth remains much above 3.50%.

The Fund is positioned as a fully replicated portfolio. There were 19 stocks added to and deleted from the Index during the year, resulting in 3% turnover. The Fund will continue to strive to match the performance of the S&P 500 Index.

PORTFOLIO MANAGER: Anne B. Eisenberg

FUND PERFORMANCE                                      GVIT EQUITY 500 INDEX FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                            ONE
                                                            YEAR    INCEPTION(2)

Class IV                                                   10.59%     -2.00%
--------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) The Fund's predecessor, the Market Street Equity 500 Index Portfolio, commenced operations on February 7, 2000. As of April 28, 2003, the GVIT Equity Index 500 Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Market Street Equity Index 500 Portfolio. At that time the GVIT Equity Index 500 Fund took on the performance of the Market Street Equity Index 500 Portfolio


PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

   Date                         Class IV                            S&P 500 Index                          CPI
  2/7/2000                       10,000                                10,000                             10,000
12/31/2000                        9,360                                 9,570                             10,314
12/31/2001                        8,214                                 8,433                             10,474
12/31/2002                        6,381                                 6,569                             10,723
12/31/2003                        8,189                                 8,454                             10,925
12/31/2004                        9,056                                 9,373                             11,355

Comparative performance of $10,000 invested in Class IV shares of the GVIT Equity 500 Fund, Standard & Poor's 500 Index (S&P 500)(a), and Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                           GVIT EQUITY 500 INDEX FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
EQUITY 500 INDEX FUND
 Class IV                                           Actual       $1,000              $1,070             $1.51             0.29%
                                              Hypothetical(1)    $1,000              $1,024             $1.48             0.29%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                                     GVIT EQUITY 500 INDEX FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              99.4%
Cash Equivalents                                                            0.5%
Other Investments*                                                          3.4%
Liabilities in excess of other Assets**                                    -3.3%
                                                                          ------
                                                                          100.0%
                                                                          ======




Top Holdings***
--------------------------------------------------------------------------------
General Electric Co.                                                        3.4%
Exxon Mobil Corp.                                                           2.9%
Microsoft Corp.                                                             2.6%
Citigroup, Inc.                                                             2.2%
Wal-Mart Stores, Inc.                                                       2.0%
Pfizer, Inc.                                                                1.8%
Bank of America Corp.                                                       1.7%
Johnson & Johnson, Inc.                                                     1.7%
American International Group, Inc.                                          1.5%
International Business Machines Corp.                                       1.4%
Other Holdings                                                             78.8%
                                                                          ------
                                                                          100.0%
                                                                          ======





Top Industries
--------------------------------------------------------------------------------
Computers                                                                  10.8%
Financial Services                                                         10.3%
Retail                                                                      6.6%
Oil & Gas                                                                   6.3%
Healthcare                                                                  5.8%
Banks                                                                       5.3%
Telecommunications                                                          4.8%
Insurance                                                                   4.6%
Drugs                                                                       4.4%
Electrical Equipment                                                        3.9%
Other Industries                                                           37.2%
                                                                          ------
                                                                          100.0%
                                                                          ======

*    Includes value of collateral received from securities lending.
**   Includes value of collateral owed from securities lending.
*** For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

For the annual period ended Dec. 31, 2004 the Van Kampen GVIT Multi Sector Bond Fund returned 6.53% (Class I at NAV) versus 7.16% for its benchmark, the 60% Citigroup US Broad Investment-Grade Bond Index, 15% Citigroup US High Yield Market Index, 15% Citigroup World Government Bond Index-- Unhedged and 10% J.P. Morgan Emerging Markets Bond Index. For broader comparison, the average return for the Fund's Lipper peer category of General Bond Funds was 6.64%.

The non-U.S. dollar sector was buoyed by the positive impact of the appreciation of major currencies against the U.S. dollar. The strongest components of the U.S. investment-grade sector were high-grade corporates and mortgages; however, rising U.S. Treasury yields generally muted returns from this sector.

The Fund's return during the period benefited especially from strong sector returns in emerging market debt (EMD), high-yield and non-U.S. dollar sectors, and the U.S. investment-grade sector. The EMD sector benefited from continued accommodative U.S. monetary conditions and relatively high energy and commodity prices. The high-yield sector was supported by a favorable U.S. equity market and the fact that corporate profitability maintained the momentum that began in late 2002.

Entering 2005, the Fund has a below-index allocation to U.S. investment-grade holdings with an emphasis on U.S. Treasuries and underweights in corporate and mortgage issues. The high-yield and EMD sectors are moderately overweighted compared to their index weightings, because these sectors are judged to continue to offer reasonable value versus expected risks. The non-U.S. dollar sector is neutrally weighted.

The Fund's duration (sensitivity to changes in interest-rate levels) is approximately 1.0 year below that of its benchmark, which is based on an expectation that U.S. Treasury rates have yet to rise to levels typically associated with current levels of economic growth. This is intended to mitigate the market value impact of expected rising interest rates.

Very high quality fixed-income sectors are viewed to be fully priced and have, therefore, been underweighted in the Fund. More economically sensitive sectors (high yield and emerging markets) generally offer fair value in a low-volatility environment.

PORTFOLIO MANAGERS:

Morgan Stanley Investment Management
Taxable Fixed Income Team:
 W. David Armstrong
 Sheila Finnerty, David S. Horowitz,
 Gordon W. Loery, Abigail McKenna,
 Paul F. O'Brien (lead Portfolio Manager) and Robert M. Sella

FUND PERFORMANCE                          VAN KAMPEN GVIT MULTI SECTOR BOND FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                                                                         ONE     FIVE
                                                                                                         YEAR    YEARS INCEPTION(2)
Class I(3)                                                                                              6.53%    7.11%      5.66%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) The Fund commenced operations on October 31, 1997.
(3) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

                                               Citigroup         Citigroup       Citigroup       JP Morgan
                                                US Broad          US High        World Govt      Emerging
                                              Investment-          Yield        Bond Index -      Markets     LB Aggregate
   Date      Class I    Composite (new)    Grade Bond Index    Market Index       Unhedged      Bond Index        Bond          CPI
 11/1/1997   10,000          10,000              10,000           10,000           10,000         10,000         10,000       10,000
12/31/1997   10,104          10,168              10,149           10,156            9,817         10,836         10,147        9,981
12/31/1998   10,367          10,880              11,034           10,522           11,319          9,281         11,028       10,142
12/31/1999   10,528          11,048              10,942           10,704           10,836         11,692         10,936       10,415
12/31/2000   11,123          11,908              12,210           10,097           11,009         13,523         12,208       10,767
12/31/2001   11,589          12,599              13,251           10,646           10,900         13,416         13,236       10,934
12/31/2002   12,425          13,898              14,587           10,483           13,024         15,327         14,596       11,194
12/31/2003   13,930          15,542              15,201           13,694           14,967         19,745         15,195       11,405
12/31/2004   14,840          16,635              15,881           15,171           16,515         22,069         15,854       11,854

Comparative performance of $10,000 invested in Class I shares of the Van Kampen GVIT Multi Sector Bond Fund, the Van Kampen GVIT Multi Sector Bond Composite Index (the Composite (new))(a), Citigroup U.S. Broad Investment-Grade Bond Index (Citigroup USBIG Index)(b), Citigroup U.S. High Yield Market Index(c), Citigroup World Government Bond Index-unhedged(d), JP Morgan Emerging Markets Bond Index(JP Morgan EMBI Global)(e), Lehman Brothers U.S. Aggregate Bond Index (LB U.S. Aggregate Bond Index (old))(f), and Consumer Price Index (CPI)(g) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) The Composite (new) index is a combination of Citigroup U.S. Broad Investment-Grade Bond Index (60%), Citigroup U.S. High Yield Market Index (15%), Citigroup World Government Bond Index-unhedged (15%) and J.P. Morgan Emerging Markets Bond Index (10%). Unlike mutual funds, the composite index does not include expenses. If expenses were included, the actual returns would be lower.
(b) The Citigroup USBIG Index is designed to track the performance of bonds issued in the U.S. investment grade bond market. The USBIG Index includes institutionally traded U.S. Treasury, government-sponsored (U.S. agency and supranational), mortgage, asset-backed, and investment-grade securities and provides a reliable and fair benchmark for an investment-grade portfolio manager.
(c) The Citigroup U.S. High Yield Market Index captures the performance of below-investment grade debt issued by corporations domiciled in the United States and Canada.
(d) The Citigroup World Government Bond Index-unhedged includes the 21 government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.
(e) The J.P. Morgan EMBI Global currently covers 27 emerging market countries. Included in the EMBI Global are U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities.
(f) LB U.S. Aggregate Bond Index (old) is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
(g) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                               VAN KAMPEN GVIT MULTI SECTOR BOND FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
MULTI SECTOR BOND FUND

 Class I                                            Actual       $1,000              $1,071             $5.31             1.02%
                                              Hypothetical(1)    $1,000              $1,020             $5.19             1.02%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                         VAN KAMPEN GVIT MULTI SECTOR BOND FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Corporate Bonds                                                            36.6%
U.S. Treasury Obligations                                                  18.1%
Cash Equivalents                                                           20.1%
Sovereign Bonds                                                            16.8%
U.S. Government Agencies                                                    8.8%
Mortgage-Backed Obligations                                                 6.2%
Interest Only Bonds                                                         0.5%
Warrants                                                                    0.0%
Other Investments*                                                         23.7%
Liabilities in excess of other Assets**                                   -30.8%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Holdings***
--------------------------------------------------------------------------------
U.S. Treasury Notes, 3.50%, 11/15/06                                        6.4%
U.S. Treasury Notes, 6.13%, 08/15/29                                        4.6%
Federal National Mortgage Association Discount Notes, 0.00%, 01/10/05       4.2%
Federal National Mortgage Association Discount Notes, 1.02%, 01/13/05       4.2%
Federal National Mortgage Association Discount Notes, 1.02%, 01/26/05       4.2%
Federal National Mortgage Association Discount Notes, 0.00%, 01/03/05       2.7%
U.S. Treasury Notes, 3.88%, 02/15/13                                        2.6%
Bundes Republic of Deutschland, 5.63%, 01/04/28                             2.6%
Federal Home Loan Mortgage Discount Note, 0.00%, 01/11/05                   2.5%
Federal National Mortgage Association, TBA, 6.00%, 01/01/35                 2.3%
Other Holdings                                                             63.7%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Industries
--------------------------------------------------------------------------------
Federal National Mortgage Association Discount Notes                       27.2%
U.S. Treasury Notes                                                        18.1%
Federal Home Loan Mortgage Corporation                                      5.2%
Financial Services                                                          4.7%
Oil & Gas                                                                   3.6%
Telecommunications                                                          3.0%
Utilities/Power Producers                                                   2.7%
Hotels/Casinos                                                              1.8%
Special Purpose Entity                                                      1.8%
Chemicals/Plastics                                                          1.6%
Other Industries                                                           30.3%
                                                                          ------
                                                                          100.0%
                                                                          ======

*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

*** For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

GVIT SMALL CAP VALUE FUND

For the annual period ended Dec. 31, 2004, the GVIT Small Cap Value Fund returned 17.30% (Class I at NAV) versus 22.25% for the Fund's benchmark, the Russell 2000(R) Value Index. For broader comparison, the average return for the Fund's Lipper peer category of Small-Cap Value Funds was 18.73%.

Gartmore Mutual Fund Capital Trust (GMF), The Dreyfus Corp., and J.P Morgan Investment Management Inc. each manage a portion of the Fund's portfolio on a day-to-day basis. GMF is the Fund's investment adviser and has selected Dreyfus and J.P Morgan as subadvisers for the Fund; the three portions, or sleeves of the portfolio returned 15.08%, 16.06% and 24.39%, respectively. Below are individual reports on how each portion of the Sleeve performed.

GARTMORE MUTUAL FUND CAPITAL TRUST

As has been the case in the past, our sector weightings accounted for very little of the Sleeve's performance; stock selectivity was the main driver of returns. Poor stock selection in the health-care, consumer and energy sectors accounted for nearly all of the underperformance in the year. In the health-care area, Community Health Systems, Inc. was down while the sector was up, causing the majority of the shortfall in this area. Several fundamental disappointments caused below-benchmark returns in the consumer sector, such as Jos. A. Bank Clothiers, Inc.; Pegasus Solutions, Inc.; and Ruby Tuesday, Inc.--all of which have been sold. In the energy area, The Meridian Resources Corp., which issued some confusing news regarding its drilling inventory and prospects, caused the entire shortfall, but we continue to hold the stock, because we anticipate renewed growth prospects for 2005.

The past three years have been challenging for many funds that focus on fundamental stock picking to drive their returns, though we continue to believe that our Sleeve's portfolio is very well positioned from a fundamental standpoint. The fundamental characteristics of low valuation, as well as strong cash flow, profitability and expected earnings growth remain strong. If the market, however, continues to rotate from the cheapest stocks (as measured by price-to-book value) to the riskiest stocks (as measured by "beta"--a quantitative indicator of a stock's volatility relative to the overall market), we will most likely struggle, given our focus on quality and fundamental progress. We do not believe that the market will continue in this fashion, however, because the factors of quality and cash flow, which are the core characteristics of well-managed companies, are undervalued right now due to nearly three years of neglect.

THE DREYFUS CORP.

On a relative sector basis, an overweighting in energy, along with an overweighting and superior stock selection in materials, helped the Sleeve's performance. Unfortunately, these positive effects were outweighed by our overexposure and stock picks in information technology, in addition to an overweighting in telecommunication services.

Stocks in the telecommunications sector languished, in part due to uncertainty regarding several pending wireless mergers that briefly clouded the outlook for the industry. This uncertainty also spilled over into the information technology sector, since cellular phones contain many electrical components. The Fund held a massive overweighting in technology, based on the fact that tech companies usually reap huge benefits from increased business spending during periods of economic growth. Unfortunately, growing inventories in the semiconductor industry slowed the pace of orders and trimmed revenue numbers for many component makers. On a positive note, both technology and telecom services portfolio holdings posted tremendous fourth-quarter gains. Technology leapt forward 27%, while telecom services holdings exploded to a 57% gain.

While we do not forecast the economy or the status of interest rates, there are some historical relationships that we believe are relevant. In recent periods when the Federal Reserve Board has increased interest rates, stocks in the technology, health-care and energy sectors have performed better than those in utilities and financial services areas. This same pattern of relative sector performance also was evident during the final months of U.S. dollar weakness in the 1985-1988 period. Although our primary research focus continues to be on valuing companies individually based on our forecast for earnings growth, these relationships and trends from recent history give us added confidence that the Sleeve is appropriately positioned. The Sleeve has an overweight position in technology and energy. The health-care sector is higher than the historical levels, but is about an even weight with the Index now.

J.P MORGAN INVESTMENT MANAGEMENT INC.

Positive stock selection in the financial services and industrials sectors contributed to relative performance. Looking at individual holdings, the Sleeve's top contributors included AVANIR Pharmaceuticals and Southwestern Energy, Co. AVANIR Pharmaceuticals advanced after the firm announced positive results in a pivotal Phase III clinical trial for Neurodex, a treatment for patients suffering from Multiple Sclerosis. In the case of Southwestern Energy, the market reacted positively when the company announced that it was testing a new shale gas deposit on the Arkansas side of the Arkoma Basin.

GVIT SMALL CAP VALUE FUND Continued

Despite the sleeve's solid performance, a few industries, such as consumer cyclicals and insurance, detracted from results. The largest detractors, relative to the benchmark, were biopharmaceutical companies Adolor Corp. and Genelabs Technologies, Inc. Adolor's main product, Entereg, failed to meet expectations and experienced mixed results across three separate studies. Genelabs Technologies' share price was negatively impacted after a phase III clinical trial of its lupus drug failed to meet expectations. The company planned to continue its analysis of the data from the follow-up study and to meet with the Food and Drug Administration to determine its next steps.

We believe that interest rates will be heading higher during 2005, but this rise is likely to be gradual, and inflation is expected to be moderate. We are optimistic on the outlook for inflation, because we believe that, as companies face the prospect of decelerating earnings growth, these companies will become vigilant in cost control. Frugality should be good for corporate balance sheets and could help prolong the economic and profit expansion. Despite the fact that small-cap stocks have outperformed large-cap stocks for six years, we continue to believe that small caps are attractive. Although small-cap valuation ratios may look expensive nominally, these ratios appear reasonable to us in relation to those of large caps, given our expectations for profit margins and earnings for both segments.

PORTFOLIO MANAGERS:

Gartmore Mutual Fund Trust:              Jeffery C. Petherick, Mary C. Champagne
The Dreyfus Corp.:                       Peter I. Higgins
J.P. Morgan Investment Management Inc:   Christopher T. Blum, CFA

FUND PERFORMANCE                                       GVIT SMALL CAP VALUE FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                                                                        ONE      FIVE
                                                                                                       YEAR     YEARS  INCEPTION(2)
Class I(3)                                                                                            17.30%    13.84%     12.54%
-----------------------------------------------------------------------------------------------------------------------------------
Class II(4)                                                                                           17.00%    13.60%     12.29%
-----------------------------------------------------------------------------------------------------------------------------------
Class III(4)                                                                                          17.37%    13.88%     12.56%
-----------------------------------------------------------------------------------------------------------------------------------
Class IV(4)                                                                                           17.30%    13.84%     12.54%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) The Fund commenced operations on October 31, 1997. From inception to February 5, 2001, Dreyfus managed the Fund alone. From February 5, 2001 until October 1, 2003, GMF and Dreyfus have managed the Fund together. Beginning October 1, 2003, J.P. Morgan was added as a Fund subadviser.
(3) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(4) These returns until the creation of the Class II shares (May 6, 2002), Class III shares (May 3, 2002) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.


    Date             Class I             Russell 2000 Value               CPI
 11/1/1997            10,000                   10,000                   10,000
12/31/1997             9,839                   10,452                    9,981
12/31/1998             9,537                    9,778                   10,142
12/31/1999            12,192                    9,633                   10,415
12/31/2000            13,558                   11,831                   10,767
12/31/2001            17,391                   13,491                   10,934
12/31/2002            12,668                   11,949                   11,194
12/31/2003            19,869                   17,449                   11,405
12/31/2004            23,306                   21,331                   11,854

Comparative performance of $10,000 invested in Class I shares of the GVIT Small Cap Value Fund, the Russell 2000 Value Index (Russell 2000 Value)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) The Russell 2000 Value measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.
                                                                             53

SHAREHOLDER                                            GVIT SMALL CAP VALUE FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
SMALL CAP VALUE FUND

 Class I                                            Actual       $1,000              $1,112             $6.00             1.13%
                                              Hypothetical(1)    $1,000              $1,019             $5.75             1.13%
 Class II                                           Actual       $1,000              $1,111             $7.32             1.38%
                                              Hypothetical(1)    $1,000              $1,018             $7.02             1.38%
 Class III                                          Actual       $1,000              $1,113             $6.00             1.13%
                                              Hypothetical(1)    $1,000              $1,019             $5.75             1.13%
 Class IV                                           Actual       $1,000              $1,112             $6.00             1.13%
                                              Hypothetical(1)    $1,000              $1,019             $5.75             1.13%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                                      GVIT SMALL CAP VALUE FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Common Stock                                                               97.4%
U.S. Treasury Notes                                                         0.1%
Warrants                                                                    0.0%
Cash Equivalents                                                            2.6%
Liabilities in excess of other Assets                                      -0.1%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Holdings*
--------------------------------------------------------------------------------
Career Education Corp.                                                      1.1%
Cephalon, Inc.                                                              1.1%
Key Energy Services, Inc.                                                   0.9%
Atmel Corp.                                                                 0.8%
Sanmina Corp.                                                               0.7%
Corinthian Colleges, Inc.                                                   0.6%
Massey Energy Co.                                                           0.6%
Lyondell Chemical Co.                                                       0.6%
OshKosh Truck Corp.                                                         0.5%
American Financial Realty Trust                                             0.5%
Other Companies                                                            92.6%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Industries
--------------------------------------------------------------------------------
Oil & Gas                                                                   6.5%
Real Estate Investment Trusts                                               6.4%
Retail                                                                      5.5%
Banks                                                                       5.1%
Semiconductors                                                              4.7%
Utilities                                                                   4.5%
Computer Software & Services                                                3.5%
Chemicals                                                                   3.4%
Drugs & Pharmaceuticals                                                     3.1%
Transportation                                                              3.1%
Other Industries                                                           54.2%
                                                                          ------
                                                                          100.0%
                                                                          ======

* For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

GVIT SMALL CAP GROWTH FUND

For the annual period ended Dec. 31, 2004, the GVIT Small Cap Growth Fund returned 13.42% (Class I at NAV) versus 14.31% for its benchmark, the Russell 2000(R) Growth Index. For broader comparison, the average return for the Fund's Lipper peer category of Small-Cap Growth Funds was 10.14%.

The Fund is subadvised by Oberweis Asset Management, Inc.,* and Waddell & Reed Investment Management Co., which returned 13.11% and 16.47% for their respective sleeves of the Fund.

OBERWEIS ASSET MANAGEMENT, INC.

From a sector perspective, our portfolios tend to be overweighted in sectors with above-average growth opportunities, such as technology and health care. Accordingly, technology comprised the largest sector of the Sleeve during the fourth quarter, with an average weight of 32.3% versus 19.3% for the Russell 2000 Growth Index. Health care comprised 25.4% of the Sleeve versus 20.9% for the benchmark. On the other hand, the Sleeve had a lower-than-average weighting in the consumer discretionary sector of 17.8% versus 22.5% for the benchmark. In our opinion, many high-growth retail stocks appeared to be fully valued by the market.

Top contributors to Sleeve performance included Tessera Technologies, Inc.; Ceradyne, Inc.; and Hansen Natural Corp. Tessera develops semiconductor packaging technology that is licensed to major semiconductor manufacturers to facilitate the production of smaller advanced semiconductors. Ceradyne develops advanced technical ceramics for applications such as lightweight body armor and ceramic orthodontic braces. Hansen Natural markets, sells and distributes beverage category drinks.

The greatest detractors from Sleeve performance included eResearch Technology, Inc; Sierra Wireless and PetMed Express, Inc.

We attempt to invest in high-growth companies before these companies become well known among institutional investors. As a result, the average company size of the Sleeve's holdings tends to be somewhat smaller than that of our peers, and the average earnings growth rate of our holdings tends to be higher.

WADDELL & REED INVESTMENT MANAGEMENT CO.

Overall, 2004 represented another strong year for small-cap stocks. Results were somewhat flat prior to October, but they were greatly boosted by a fourth-quarter rally. Our strategy for the Sleeve emphasized high quality and stable profitability, and we avoided what we perceived to be opportunistic or volatile stocks.

For the period, our concentration remained on the health-care, financial services and consumer discretionary sectors. An overweighting in financial services proved especially beneficial to performance. Specific contributors in that sector included Chicago Mercantile Exchange Holdings, Inc., FactSet Research Systems Inc. and CheckFree Corp. We also saw strong returns in health care, including Cerner Corp. and American Healthways, Inc.

Conversely, we underweighted what we believed to be two potentially volatile sectors during 2004: technology and energy. The Fund benefited from this cautious approach in technology, as it was the only broad sector to post a negative full-year return. On the other hand, underweighting energy hurt Fund returns, as energy stocks soared on the back of rapidly rising crude oil prices.

Looking toward 2005, we believe that many of 2004's economic and market pressures are likely to carry through the new year. The Federal Reserve Board has stated that it is poised to continue its steady pace of interest-rate increases. A weak U.S. dollar, turmoil in Iraq, and soaring consumer and federal debt are other trends that appear to have no immediate end in sight. In the small-cap growth sector, it is our belief that volatile performance may remain with us for most of the coming year. Accordingly, we intend to remain focused primarily on the attributes of quality, high visibility and profit sustainability in the near term as we continue to evaluate potential holdings for the Fund.

* Effective June 14, 2004, the following changes to the Fund's subadvisers were made: 1) the termination of Neuberger Berman, LLC as a Fund subadviser; and
  2) the addition of Oberweis Asset Management, Inc. as a new subadviser to the Fund.

FUND PERFORMANCE                      GVIT SMALL CAP GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN1
(For Periods Ended December 31, 2004)

                                                                                                       ONE      FIVE
                                                                                                      YEAR     YEARS    INCEPTION(2)
Class I(3)                                                                                            13.42%    -5.36%      8.13%
-----------------------------------------------------------------------------------------------------------------------------------
Class II(4)                                                                                           13.17%    -5.59%      7.92%
-----------------------------------------------------------------------------------------------------------------------------------
Class III(4)                                                                                          13.41%    -5.46%      8.02%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) The Fund commenced operations on May 1, 1999.
(3) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(4) These returns until the creation of the Class II shares (March 7, 2002) and Class III shares (July 5, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II and Class III shares would have produced, because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares: if these fees were reflected, the annual returns for Class III shares would have been lower.


PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

   Date             Class I             Russell 2000 Growth            CPI
  5/3/1999           10,000                   10,000                 10,000
12/31/1999           20,501                   13,373                 10,126
12/31/2000           17,186                   10,373                 10,469
12/31/2001           15,324                    9,416                 10,632
12/31/2002           10,223                    6,566                 10,884
12/31/2003           13,726                    9,754                 11,089
12/31/2004           15,567                   11,150                 11,525

Comparative performance of $10,000 invested in Class I shares of the GVIT Small Cap Growth Fund, the Russell 2000 Growth Index (Russell 2000 Growth)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) The Russell 2000 Growth is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000 Index (the smallest 2,000 U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                           GVIT SMALL CAP GROWTH FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)

                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
SMALL CAP GROWTH FUND

 Class I                                            Actual       $1,000              $1,096             $6.53             1.24%
                                              Hypothetical(1)    $1,000              $1,019             $6.31             1.24%
 Class II                                           Actual       $1,000              $1,095             $7.85             1.49%
                                              Hypothetical(1)    $1,000              $1,018             $7.58             1.49%
 Class III                                          Actual       $1,000              $1,097             $6.54             1.24%
                                              Hypothetical(1)    $1,000              $1,019             $6.31             1.24%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                                     GVIT SMALL CAP GROWTH FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Common Stock                                                               94.6%
Cash Equivalents                                                            5.5%
Other Investments*                                                          9.8%
Liabilities in excess of other Assets**                                    -9.9%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Holdings***
--------------------------------------------------------------------------------
American Healthways, Inc.                                                   2.0%
Checkfree Corp.                                                             1.8%
Tessera Technologies, Inc.                                                  1.7%
ITT Educational Services, Inc.                                              1.6%
Dendrite International, Inc.                                                1.6%
AmSurg Corp.                                                                1.6%
Ceradyne, Inc.                                                              1.5%
Cerner Corp.                                                                1.5%
J.B. Hunt Transport Services, Inc.                                          1.5%
LCA-Vision, Inc.                                                            1.5%
Other Holdings                                                             83.7%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Industries
--------------------------------------------------------------------------------
Computer Software & Services                                                9.8%
Healthcare Services                                                         8.3%
Internet                                                                    6.4%
Semiconductors                                                              5.1%
Financial Services                                                          5.0%
Medical                                                                     4.6%
Financial                                                                   3.7%
Auto Parts & Equipment                                                      3.6%
Medical Products                                                            3.2%
Oil & Gas                                                                   3.2%
Other Industries                                                           47.1%
                                                                          ------
                                                                          100.0%
                                                                          ======

*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

*** For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

GARTMORE GVIT WORLDWIDE LEADERS FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Worldwide Leaders Fund returned 15.67% (Class I at NAV) versus 15.25% for its benchmark, the Morgan Stanley Capital International (MSCI) World Index. For broader comparison, the average return for the Fund's Lipper peer category of Global Value Funds was 14.60%.

Since the Fund is a concentrated portfolio, its performance can be attributed directly to stock selection within a particular sector; in this case, the Fund's holdings in the information technology sector buoyed performance. Specifically, the Fund's overweight positions in computer firm Apple Computer, Inc. and information technology services firm Computershare, Ltd. boosted returns.

Apple has benefited from its popular iTunes Music Store, which allows consumers to download songs for 99 cents each. The company also introduced new versions of its iPod portable music player, including one that's compatible with Windows personal computers. Sales of iPods and iTunes songs have recently taken off, being among the most in-demand items for the 2004 holiday retail season. In the fourth quarter of 2004, for example, sales of Apple's hit iPod music player and related services, such as iTunes, accounted for 27% of the company's total revenue.

Australia's Computershare, a leading financial services and technology provider to the global securities industry, offers services and solutions to companies, investors, employees, stock-transfer firms and other financial institutions. Its stock soared on news of the firm's acquisition of EquiServe, Inc., one of the largest providers of transfer agent and employee stock plan services in the United States. This move increased Computershare's worldwide market presence and elevated it to a position among very few competitors. In terms of country allocation, the Fund's overweighting (as well as stock selection) in Australia and the United States were the largest contributors to performance, due to the success of Apple and Computershare.

Conversely, stock selection in the consumer staples sector, in particular an overweight position in U.S. conglomerate Procter & Gamble Co., detracted from performance. Overweight positions versus the Fund's benchmark in financial services company JP Morgan Chase & Co. and consumer discretionary company Fountain Set Holdings Ltd. also hurt performance. JP Morgan Chase was hurt by a fall in its third-quarter profit due to costs arising from its July purchase of Bank One Corp, along with a slump in bond trading. Hong Kong's textile firm, Fountain Set Holdings, dropped sharply in November after reporting a much- larger-than-expected drop in its fiscal-year 2004 earnings. The disappointing results, which were due to a rise in utility costs and margin squeeze from its large inventory position, prompted a raft of analyst downgrades.

We continue to hold an overweight position in Apple, which we believe is acting more like a consumer stock than a technology stock. We expect that it will continue to penetrate the market with iPod sales, which are serving to increase overall sales of Apple computer products. The Fund maintains an underweight position in health-care stocks and, at the time of this report, had no health-care holdings in the portfolio. We believe that aftershocks from the scandals involving companies such as Pfizer Inc. and Merck & Co., Inc. will continue to rattle health-care markets around the world.

Overall, the Fund has a reasonably cyclical bias, being notably overweight in the materials and consumer discretionary sectors. This reflects a positive outlook for the sector, which is largely a function of China's still-buoyant demand for raw materials. The Fund also is maintaining an overweight stance in the energy sector, in a clear bid to leverage the benefits available as a result of high oil prices.

PORTFOLIO MANAGER: Neil Rogan

FUND PERFORMANCE                            GARTMORE GVIT WORLDWIDE LEADERS FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                                                                        ONE      FIVE
                                                                                                       YEAR     YEARS  INCEPTION(2)
Class I(3)                                                                                            15.67%    -3.52%      3.03%
-----------------------------------------------------------------------------------------------------------------------------------
Class III(3)                                                                                          15.67%    -3.52%      3.03%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) Fund commenced operations on October 31, 1997.
(3) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(4) These returns until Class III shares (July 5, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class III shares would have produced, because all classes of shares invest in the same portfolio of securities. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares: if these fees were reflected, the annual returns for Class III shares would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

   Date              Class I              MSCI The World Index           CPI
10/31/1997            10,000                     10,000                10,000
12/31/1997            10,118                     10,286                 9,981
12/31/1998            12,054                     12,546                10,142
12/31/1999            14,816                     15,910                10,415
12/31/2000            12,991                     13,693                10,767
12/31/2001            10,547                     11,514                10,934
12/31/2002             7,870                      9,329                11,194
12/31/2003            10,707                     12,560                11,405
12/31/2004            12,384                     14,539                11,854

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Worldwide Leaders Fund, the Morgan Stanley Capital International World Index (MSCI World)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) The MSCI World is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                 GARTMORE GVIT WORLDWIDE LEADERS FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
WORLDWIDE LEADERS FUND

 Class I                                            Actual       $1,000              $1,169             $6.33             1.16%
                                              Hypothetical(1)    $1,000              $1,019             $5.90             1.16%
 Class III                                          Actual       $1,000              $1,169             $6.33             1.16%
                                              Hypothetical(1)    $1,000              $1,019             $5.90             1.16%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                           GARTMORE GVIT WORLDWIDE LEADERS FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              97.1%
Cash Equivalents                                                            2.8%
Other Investments*                                                          6.3%
Liabilities in excess of other Assets**                                    -6.2%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Holdings***
--------------------------------------------------------------------------------
Autostrade SPA                                                              4.8%
News Corporation, Inc.                                                      4.6%
Hilton Hotels Corp.                                                         4.5%
Apple Computer, Inc.                                                        4.4%
ConocoPhillips                                                              4.3%
Franklin Resources, Inc.                                                    4.3%
BHP Billiton PLC                                                            4.1%
Shell Transport & Trading Co. PLC                                           4.1%
Computershare Ltd.                                                          4.0%
Deutsche Bank AG                                                            4.0%
Other Holdings                                                             56.9%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Countries
--------------------------------------------------------------------------------
United States                                                              37.3%
United Kingdom                                                             13.1%
Japan                                                                      12.1%
Germany                                                                     7.0%
Australia                                                                   6.6%
Hong Kong                                                                   4.8%
Italy                                                                       4.8%
Switzerland                                                                 3.9%
France                                                                      2.5%
Canada                                                                      2.0%
Other Countries                                                             5.9%
                                                                          ------
                                                                          100.0%
                                                                          ======

*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

*** For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

DREYFUS GVIT MID CAP INDEX FUND

For the annual period ended Dec. 31, 2004, the Dreyfus GVIT Mid Cap Index Fund returned 15.73% (Class I at NAV) versus 16.48% for its benchmark, the S&P MidCap 400 Index. For broader comparison, the average return for the Fund's Lipper peer category of Mid-Cap Core Funds was 15.51%.

Continued low interest rates and improving corporate profits drove the markets higher during 2004, especially during the fourth quarter. Also, reduced terrorism concerns and the elimination of the uncertainty surrounding the U.S. presidential elections increased investor confidence late in 2004. The mid-capitalization portion of the stock market continued to outperform large-capitalization stocks as represented by the S&P 500(R) Index.

The Fund tracked the return of the S&P MidCap 400 Index for the reporting period. Fund expenses and trading costs primarily account for the difference between the Fund's performance and that of the Index.

Among the Index's worst-performing industries were semiconductors, pharmaceuticals and media. In the technology sector, the semiconductor industry experienced a difficult year as profit margins began to erode and costs began to rise. At the beginning of 2004, demand was overestimated, which led many firms to build up excessive inventories. Drug companies also had a difficult year; the rollout of many drugs was delayed due to product safety concerns. Media stocks performed poorly as advertising demand remained weak for radio companies. The worst-performing securities were Synopsys, Inc.; Millennium Pharmaceuticals, Inc.; New York Community Bancorp, Inc.; Krispy Kreme Doughnuts, Inc.; and 3Com Corp.

Among the top-performing industries were banks, oil services and chemical companies. Exceptional gains were reported by many of the banks and construction companies as interest rates defied the consensus forecast and remained low. Oil companies also reported strong gains as the price of crude appreciated 34% due to tighter supplies and greater demand worldwide. The higher crude price has led to increased exploration, and higher demand has led to increased capacity utilization at refineries. The top-performing securities for the year were Harman International Industries, Inc.; XTO Energy, Inc.; Sepracor Inc.; Caesars Entertainment, Inc.; and D.R. Horton, Inc.

No significant changes were made to the Fund during the reporting period. The Fund is designed to passively replicate the middle-capitalization U.S. equity market, as represented by the Fund's benchmark index. The portfolio employs a strategy of full replication, which entails holding each stock in direct proportion to the Stock's weight in the benchmark. S&P MidCap 400 Index futures are used to efficiently manage cash flows.

PORTFOLIO MANAGER: Tom Durante

FUND PERFORMANCE                                 DREYFUS GVIT MID CAP INDEX FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)


                                                                                                        ONE     FIVE
                                                                                                       YEAR     YEARS   INCEPTION(2)

Class I(2)                                                                                             15.73%    8.46%     10.19%
-----------------------------------------------------------------------------------------------------------------------------------
Class II(3)                                                                                            15.50%    8.19%      9.91%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) The Fund commenced operations on October 31, 1997. Until September 27, 1999, the Fund was actively managed by three subadvisers; since that date, the Fund has been managed as an index fund, and its returns may have been affected by this change in investment strategy.
(3) These returns until the creation of the Class II shares (May 6, 2002), are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

   Date         Class I         S&P MidCap 400 Index              CPI
11/1/1997       10,000                 10,000                    10,000
12/31/1997       9,964                 10,542                     9,981
12/31/1998      11,041                 12,557                    10,142
12/31/1999      13,351                 14,406                    10,415
12/31/2000      15,381                 16,928                    10,767
12/31/2001      15,181                 16,825                    10,934
12/31/2002      12,858                 14,384                    11,194
12/31/2003      17,313                 19,506                    11,405
12/31/2004      20,037                 22,722                    11,854

Comparative performance of $10,000 invested in Class I shares of the Dreyfus GVIT Mid Cap Index Fund, Standard & Poor's MidCap 400 Index (S&P MidCap 400)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) S&P MidCap 400 is an unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                      DREYFUS GVIT MID CAP INDEX FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
MID CAP INDEX FUND

 Class I                                            Actual       $1,000              $1,095             $3.37             0.64%
                                              Hypothetical(1)    $1,000              $1,022             $3.26             0.64%
 Class II                                           Actual       $1,000              $1,093             $4.37             0.83%
                                              Hypothetical(1)    $1,000              $1,021             $4.22             0.83%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                                DREYFUS GVIT MID CAP INDEX FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Common Stock                                                               97.5%
Cash Equivalents                                                            3.0%
Treasury Bills                                                              0.1%
Other Investments*                                                         15.4%
Liabilities in excess of other Assets**                                   -16.0%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Holdings***
--------------------------------------------------------------------------------
Washington Post Co.                                                         0.9%
D.R. Horton, Inc.                                                           0.9%
Lennar Corp.                                                                0.8%
Harman International Industries, Inc.                                       0.8%
Fidelity National Financial, Inc.                                           0.7%
Murphy Oil Corp.                                                            0.7%
Legg Mason, Inc.                                                            0.7%
Lyondell Chemical Co.                                                       0.6%
Weatherford International Ltd.                                              0.6%
Tyson Foods, Inc.                                                           0.6%
Other Holdings                                                             92.7%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Industries
--------------------------------------------------------------------------------
Healthcare                                                                  8.5%
Retail                                                                      7.0%
Utilities                                                                   6.8%
Oil & Gas                                                                   6.2%
Banks                                                                       5.6%
Insurance                                                                   5.4%
Computer Software & Services                                                4.8%
Electronics                                                                 4.4%
Financial Services                                                          4.4%
Food & Beverage                                                             3.6%
Other Industries                                                           43.3%
                                                                          ------
                                                                          100.0%
                                                                          ======


*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

*** For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

(ON JAN. 4, 2005, CO-MANAGER CHIP ZHU WAS PROMOTED TO LEAD PORTFOLIO MANAGER OF THE GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND AFTER THE DEPARTURE OF CO-MANAGER AARON HARRIS.)

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Global Technology and Communications Fund returned 4.31% (Class I at NAV) versus 2.57% for its benchmark, the Goldman Sachs Technology Composite Index. For broader comparison, the average return for the Fund's Lipper peer category of Specialty/Miscellaneous Funds was 6.78%.

While both the benchmark and the Fund reached the period's halfway mark little changed from where they were at the outset, a mild economic deceleration in the third quarter caused stocks in the technology sector to decline. In the fourth quarter, however, economic growth picked up, energy prices began to fall, and the Benchmark rebounded to close the period in positive territory.

Stock selection in the semiconductor and information technology (IT) services groups aided Fund performance relative to the Benchmark, as did underweighting the poorly performing semiconductor industry and overweighting Internet and catalog retailers. As the year progressed, we completely liquidated the Fund's semiconductor positions in favor of adding to our Internet holdings and to stocks that might benefit from the trend toward Indian outsourcing. The Fund's significant underweighting in chipmaker Intel Corp. was the largest relative contributor to Fund performance.

In the computers and peripherals group, the contributions of Apple Computer, Inc. and Synaptics Inc. stood out. We overweighted Apple, whose iPod digital music player became the "must-have" consumer electronics item of 2004. Non-benchmark holding Synaptics, a maker of touchpad technologies for laptop computers, also saw its stock outperform as a result of strong demand for wireless keyboards and other input devices. In the Internet area, online auctioneer eBay, Inc. and portal Yahoo!, Inc. merit mention. Both stocks were helped by growing Internet usage and their leadership positions within their respective niches.

Detractors from performance included Ask Jeeves, Inc., an Internet search engine. A high valuation and lack of earnings momentum caused the stock to underperform. Another detractor was Russian wireless service provider Vimpel Communications, which declined early in December when it appeared that the company might have a huge, unexpected tax liability. The stock partially rebounded when it later turned out that the tax liability was a fraction of the original projection, but nevertheless, the setback hurt Fund performance. Among computer manufacturers, the Fund did poorly in Dell Inc. and Gateway Inc. compared with the benchmark, as we missed much of the fourth-quarter advance in both stocks.

For the remainder of 2005, we are reasonably optimistic about the prospects for technology and communications stocks. Although slowing worldwide growth could limit returns for the group overall, there should be pockets of rapid growth driven by new technological developments and product cycles.

PORTFOLIO MANAGER: Chip Zhu

FUND PERFORMANCE         GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                              ONE
                                                              YEAR  INCEPTION(2)

Class I                                                       4.31%     -18.49%
--------------------------------------------------------------------------------
Class II(3)                                                   4.03%     -18.49%
--------------------------------------------------------------------------------
Class III(3)                                                  4.28%     -18.34%
--------------------------------------------------------------------------------
Class VI(3)                                                   4.23%     -18.66%
--------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) Fund commenced operations on June 30, 2000.
(3) These returns until the creation of the Class II shares (March 28, 2003) and Class III shares (May 2, 2002) and through December 31, 2003 for the Class VI shares are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class VI shares would have produced because all classes of shares invest in the same portfolio of securities. Class II and Class VI shares' annual returns have been restated to reflect the additional fees applicable to Class II and Class VI shares and therefore are lower than those of Class I. For Class III and Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

                                 GS Technology      MS High-Tech
   Date           Class I       Composite - New    35 Index - Old        CPI
 6/30/2000         10,000            10,000            10,000          10,000
12/31/2000          7,504             5,884             6,576          10,099
12/31/2001          4,298             4,204             4,990          10,255
12/31/2002          2,459             2,511             2,832          10,499
12/31/2003          3,818             3,871             4,686          10,696
12/31/2004          3,982             3,984             4,999          11,117

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Global Technology and Communications Fund, Goldman Sachs Technology Composite Index (GSTI (new))(a), Morgan Stanley High-Tech 35 Index (Morgan Stanley High-Tech (old))(b), and the Consumer Price Index (CPI)(c) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) GSTI (new) is an unmanaged, modified, market capitalization-weighted index that is designed to measure the performance of companies in the technology sector.
(b) The Morgan Stanley High-Tech (old) is an equal dollar-weighted index of 35 stocks in nine different technology subsectors.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER              GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

 Class I                                            Actual       $1,000              $1,035             $7.06             1.38%
                                              Hypothetical(1)    $1,000              $1,018             $7.02             1.38%
 Class II                                           Actual       $1,000              $1,035             $8.23             1.61%
                                              Hypothetical(1)    $1,000              $1,017             $8.20             1.61%
 Class III                                          Actual       $1,000              $1,035             $7.06             1.38%
                                              Hypothetical(1)    $1,000              $1,018             $7.02             1.38%
 Class VI                                           Actual       $1,000              $1,035             $7.62             1.49%
                                              Hypothetical(1)    $1,000              $1,018             $7.58             1.49%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY        GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              97.5%
Cash Equivalents                                                            2.9%
Other Investments*                                                         23.0%
Liabilities in excess of other Assets**                                   -23.4%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Holdings***
--------------------------------------------------------------------------------
eBay, Inc.                                                                  3.8%
Shanda Interactive Entertainment Ltd.                                       3.7%
J2 Global Communications, Inc.                                              3.5%
Monster Worldwide, Inc.                                                     3.2%
Kanbay International, Inc.                                                  3.1%
Hyperion Solutions Corp.                                                    3.1%
Anteon International Corp.                                                  3.0%
Yahoo, Inc.                                                                 2.9%
51job, Inc. ADR-CN                                                          2.8%
Digital River, Inc.                                                         2.8%
Other Holdings                                                             68.1%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Industries
--------------------------------------------------------------------------------
E-Commerce                                                                 17.1%
Internet Services/Software                                                 17.1%
Computer Services                                                          12.9%
Computer Software                                                          11.7%
Telecommunication Equipment                                                 4.7%
Computers - Memory Devices                                                  3.7%
Electronic Components                                                       3.1%
Telecommunication Services                                                  3.1%
Data Processing & Reproduction                                              3.0%
Employment Agencies                                                         2.8%
Other Industries                                                           20.8%
                                                                          ------
                                                                          100.0%
                                                                          ======

*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

*** For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Global Health Sciences Fund returned 7.86% (Class I at NAV) versus 6.27% for its benchmark, the Goldman Sachs Healthcare Index. For broader comparison, the average return for the Fund's Lipper peer category of Specialty/Miscellaneous Funds was 6.78%.

The year 2004 yielded mild returns for the health-care sector relative to some other major market sectors. Even within the less than stellar health-care environment, however, the Fund achieved solid positive returns and outperformed the benchmark, due mostly to our stock selection decisions. The largest portion of the Fund's returns for the year came from the health-care providers and services industry--specifically from insurance providers and health maintenance organizations (HMOs). In general, these companies have benefited from their ability to achieve higher revenue margins than in past periods; revenue growth in this area has been reinforced as employers have begun to pass some health-care costs on to employees. UnitedHealth Group Inc., the Fund's largest position within this industry, contributed most to the Fund's return.

Pharmaceuticals, the health-care sector's largest industry, dampened the Fund returns. Pharmaceuticals stocks struggled due to company-specific issues, including Merck & Co., Inc.'s widely publicized withdrawal of anti-inflammatory drug Vioxx. These stocks finished in negative territory within the benchmark; however, the Fund managed to achieve slight positive returns from the Fund's pharmaceutical holdings due to some shrewd stock selection decisions combined with an underweight allocation to the industry as a whole.

The Fund's biotechnology stocks, however, did not manage the same fortunes as pharmaceuticals, detracting from Fund returns on an absolute and relative basis. Large-capitalization biotechnology companies, such as Amgen Inc., led the Fund's underperformance in the sector.

We are generally optimistic about the growth prospects for the health-care sector in 2005. While pharmaceuticals stocks struggled during 2004, we believe that the bulk of investors' concerns about these companies already have been priced into their stocks. The Fund is still underweight toward this industry; we will closely watch this industry for any positive developments. At the same time, we believe that the insurance companies and HMOs that drove sector returns during much of the past year will continue to do well in 2005.

On a broader note, it remains to be seen exactly how the prescription drug benefit plan that Congress approved in 2004 will affect individual companies as well as the sector as a whole. As always, we will continue to monitor the plan's rollout as well as any other macroeconomic factors that might influence our stock selection or industry allocation decisions.

PORTFOLIO MANAGER: Paul Cluskey

FUND PERFORMANCE                       GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                              ONE
                                                             YEAR   INCEPTION(2)

Class IClass I(3)                                             7.86%      4.87%
--------------------------------------------------------------------------------
Class II(3)                                                   7.56%      4.63%
--------------------------------------------------------------------------------
Class III(3)                                                  7.84%      4.92%
--------------------------------------------------------------------------------
Class VI(4)                                                   7.77%      4.65%
--------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) Fund commenced operations on December 29, 2000.
(3) These returns until the creation of the Class II shares (March 28, 2003) are based on the performance of the Class I shares of the Fund until December 28, 2001 and on the performance of Class III shares of the Fund for the remainder of the period. These returns for Class I shares from December 29, 2001 until May 5, 2002 are based on the performance of Class III shares because no Class I shares were outstanding during that period. These returns until the creation of Class III shares (December 29, 2001) are based on the performance of Class I shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what each class would have produced because all classes of shares invest in the same portfolio of securities. For Class II shares, these returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. If these fees were reflected, returns would be less than those shown.
(4) These returns through December 31, 2003 were achieved prior to the creation of Class VI shares and include the performance of the Fund's Class I shares, from December 29, 2000 to December 28, 2001 and the performance of Class III shares for the remainder of that period. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities. Class VI shares' annual returns have been restated to reflect the additional fees applicable to Class VI shares and are therefore lower than Class I shares. Additionally, Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.


PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

  Date                Class III       GS Healthcare Index (TR)       CPI
12/29/2000              10,000                10,000                10,000
12/31/2000               9,830                10,000                10,000
12/31/2001              10,160                 8,717                10,155
12/31/2002               8,216                 6,802                10,397
12/31/2003              11,238                 8,281                10,592
12/31/2004              12,119                 8,704                11,009

Comparative performance of $10,000 invested in Class III shares of the Gartmore GVIT Global Health Sciences Fund, the Goldman Sachs Healthcare Index (GS Healthcare)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) The GS Healthcare is an unmanaged market capitalization-weighted index that is generally representative of the stocks in the healthcare sector.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                            GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
GLOBAL HEALTH SCIENCES FUND

 Class I                                            Actual       $1,000              $1,016             $6.44             1.27%
                                              Hypothetical(1)    $1,000              $1,019             $6.46             1.27%
 Class II                                           Actual       $1,000              $1,015             $7.65             1.51%
                                              Hypothetical(1)    $1,000              $1,017             $7.69             1.51%
 Class III                                          Actual       $1,000              $1,016             $6.44             1.27%
                                              Hypothetical(1)    $1,000              $1,019             $6.46             1.27%
 Class VI                                           Actual       $1,000              $1,016             $6.89             1.36%
                                              Hypothetical(1)    $1,000              $1,018             $6.92             1.36%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                      GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.



Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              87.5%
Cash Equivalents                                                            7.9%
Mutual Fund                                                                 4.6%
Other Investments*                                                         10.5%
Liabilities in excess of other Assets**                                   -10.5%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Holdings***
--------------------------------------------------------------------------------
Johnson & Johnson                                                           8.1%
Wyeth                                                                       5.3%
NASDAQ Biotech Index                                                        4.6%
Abbott Laboratories                                                         4.5%
Bard (C.R.), Inc.                                                           4.3%
Genentech, Inc.                                                             4.0%
Amgen, Inc.                                                                 4.0%
Pfizer, Inc.                                                                3.3%
Schering-Plough Corp.                                                       3.1%
UnitedHealth Group, Inc.                                                    3.1%
Other Holdings                                                             55.7%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Industries
--------------------------------------------------------------------------------
Drugs                                                                      35.0%
Medical Products                                                           18.6%
Medical - Biomedical/Genetic                                               10.5%
Therapeutics                                                                6.0%
Insurance                                                                   5.3%
Medical Services                                                            4.8%
Medical Products & Services                                                 4.5%
Medical Instruments                                                         2.8%
Other                                                                      12.5%
                                                                          ------
                                                                          100.0%
                                                                          ======


*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

*** For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

GARTMORE GVIT NATIONWIDE LEADERS FUND

(Since our last report in June 2004, a portfolio manager change has taken place on the Gartmore GVIT Nationwide Fund. In analyzing recent underperformance of the Fund, it was determined that it would be beneficial to the Fund's long-term performance to add a portfolio manager who brought stronger valuation themes to the portfolio. As a result, Gary Haubold - a value-oriented manager with more than 20 years of investment experience - assumed co-management responsibilities in September 2004, replacing former co-manager Simon Melluish. William Miller will continue in his role as co-manager, a position that he has held since September 2000.)

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Nationwide Leaders Fund returned 18.79% (Class I at NAV) versus 10.88% for its benchmark, the S&P 500(R) Index. For broader comparison, the average return for the Fund's Lipper peer category of Multi-Cap Core Funds was 9.60%.

The Gartmore GVIT Nationwide Leaders Fund is a "best ideas" portfolio focused on 20 to 30 companies that exhibit consistent earnings growth and dominant market positions. A small portion of the Fund is also used to take advantage of shorter-term opportunities within the marketplace.

The Fund experienced a solid 2004 on both a relative and absolute basis. Fund performance was prodded along by sector allocations, but was driven primarily by strong stock-selection decisions. The greatest contributors to the Fund's return came from the consumer discretionary, industrials and materials sectors.

The consumer discretionary sector was the strongest contributor to the Fund's return, significantly beating the benchmark's performance. Specifically, the Fund's hotels, restaurants and leisure holdings added to returns versus those of the benchmark. The gains for the Fund in this sector were due to our overweight positions in companies such as Royal Carribbean Cruises Ltd., which was not in the benchmark, as well as Starwood Hotels & Resorts Worldwide, Inc. Within the industrials sector, the second-strongest contributor to returns were road and rail holdings such as J.B. Hunt Transport Services, Inc. and Norfolk Southern Corp. These holdings aided Fund returns on a relative basis, since stocks such as J.B. Hunt were not part of the benchmark.


On the downside, Fund holdings in the information technology sector slightly diminished Fund returns. Despite a fourth-quarter rally, risk-averse investors shied away from stocks in the information technology sector for much of the year. Fund holdings such as Intel Corp. in the semiconductors and semiconductor equipment sector, and Foundry Networks, Inc., a communications equipment industry company, were among the Fund's greatest overall detractors from return.

For the remainder of the year, we expect global economic growth and corporate profits to continue to improve, so we plan to focus on specific stocks that we believe have the potential for better-than-consensus earnings. Accordingly, we most likely will continue to focus on the industrials as well as the materials sectors. We may de-emphasize the Fund's financials and consumer discretionary holdings, because these areas typically perform best in the early stages of market recoveries.

PORTFOLIO MANAGER: Gary Haubold, CFA

FUND PERFORMANCE                           GARTMORE GVIT NATIONWIDE LEADERS FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                          ONE YEAR  INCEPTION(2)

Class I(3)                                                  18.79%      11.98%
--------------------------------------------------------------------------------
Class III(4)                                                18.77%      12.01%
--------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) Fund commenced operations on December 31, 2001.
(3) These returns until the creation of the Class I shares (May 9, 2002) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I and Class III shares would have produced because all classes of shares invest in the same portfolio of securities.
(4) For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

   Date                Class III             S&P 500 Index               CPI
12/31/2001               10,000                 10,000                 10,000
12/31/2002                9,422                  7,790                 10,238
12/31/2003               11,833                 10,025                 10,430
12/31/2004               14,054                 11,115                 10,841

Comparative performance of $10,000 invested in Class III shares of the Gartmore GVIT Nationwide Leaders Fund, Standard & Poor's 500 Index (S&P 500)(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) The S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                GARTMORE GVIT NATIONWIDE LEADERS FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
NATIONWIDE LEADERS FUND

 Class I                                            Actual       $1,000              $1,139             $6.51             1.21%
                                              Hypothetical(1)    $1,000              $1,019             $6.16             1.21%
 Class III                                          Actual       $1,000              $1,139             $6.34             1.18%
                                              Hypothetical(1)    $1,000              $1,019             $6.01             1.18%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                          GARTMORE GVIT NATIONWIDE LEADERS FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              99.2%
Cash Equivalents                                                            2.4%
Liabilities in excess of other Assets                                      -1.6%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Holdings*
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                                          7.8%
UnitedHealth Group, Inc.                                                    6.0%
Verizon Communications, Inc.                                                6.0%
Nike, Inc., Class B                                                         5.9%
PACCAR, Inc.                                                                4.7%
Canadian National Railway Co.                                               4.5%
Motorola, Inc.                                                              4.5%
Apache Corp.                                                                4.3%
Norfolk Southern Corp.                                                      4.3%
Aetna, Inc.                                                                 4.1%
Other Holdings                                                             47.9%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Industries
--------------------------------------------------------------------------------
Telecommunications                                                         12.6%
Computer Software & Services                                               11.5%
Healthcare                                                                 10.2%
Financial Services                                                          9.8%
Railroad Transportation                                                     8.8%
Metals                                                                      7.8%
Oil & Gas                                                                   7.0%
Auto - Medium & Heavy Duty Trucks                                           6.4%
Athletic Footwear                                                           5.8%
Manufacturing                                                               3.8%
Other Industries                                                           16.3%
                                                                          ------
                                                                          100.0%
                                                                          ======

* For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

GARTMORE GVIT EMERGING MARKETS FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Emerging Markets Fund returned 20.74% (Class I at NAV) versus 25.95% for its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index. For broader comparison, the average return for the Fund's Lipper peer category of Emerging Markets Funds was 22.95%.

Though developing stock markets generally enjoyed a strong year in 2004, the Fund underperformed its benchmark during the period. On a country basis, Taiwan, South Korea and Thailand were the largest detractors from Fund performance. Our view on Asia was positive, as we thought many stocks in the region offered more attractive valuations and stronger earnings prospects than equities in other emerging markets. Unfortunately, investment funds flowed out of Asia and into Eastern Europe and Latin America during much of the period. Investors' interest in Eastern Europe was driven by the excitement surrounding European Union (EU) expansion, with stock markets in Hungary, the Czech Republic and Poland--all of which formally joined the EU in May 2004--outperforming the Index by wide margins. We underweighted all three countries because of our concern that valuations there were getting too expensive.

Many of the biggest detractors in our Asian holdings were technology stocks. For example, the shares of Accton Technology Corp. and Taiwan Semiconductor Manufacturing Co. Ltd.--both Taiwan-based chipmakers--were victims of the global oversupply and weakness in demand for semiconductors following the first quarter of 2004. Korean holding Samsung Electro-Mechanics Co., Ltd., a manufacturer of resistors and other electrical components, also held back performance.

On the positive side, Russia was the country most beneficial to performance, as the Fund's holdings there outperformed those in the benchmark by a wide margin. To a large degree, this was because of our minimal exposure to Russian oil giant OAO NK YUKOS, whose stock plunged in the wake of the forced sale of the company's main production subsidiary. For similar reasons, energy was the sector that provided the biggest boost to relative performance. Other countries that had a positive impact on the Fund compared to the benchmark were China, Hong Kong and Mexico.

The Fund also benefited from an overweighting in the surging financial services sector. We liked financial services stocks for their compelling valuations and because they afforded us a way to raise the Fund's exposure to domestic consumption in various countries. This was an important consideration, given the fact that the U.S. dollar's weakness has been hurting foreign exporters recently. Financial holdings that aided performance included two South African holdings, Absa Group Ltd. and African Bank Investments Ltd., as well as Mexican bank Grupo Financiero Banorte S.A. de C.V. and Union Bank of India.

We look for global economic growth and corporate earnings to slow somewhat in the coming months, while still being generally supportive of a continuing worldwide expansion. We still like the values and growth potential in Asia, and barring further surprises, such as China's announcement last spring of its intention to try to put the brakes on economic growth there, we could see Asian equities deliver better relative performance in 2005.

PORTFOLIO MANAGERS: Philip Ehrmann and Peter Dalgliesh

FUND PERFORMANCE                             GARTMORE GVIT EMERGING MARKETS FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)


                                                              ONE
                                                              YEAR  INCEPTION(2)

Class I(3)                                                   20.74%      4.41%
--------------------------------------------------------------------------------
Class II(4)                                                  20.44%      4.15%
--------------------------------------------------------------------------------
Class III(4)                                                 20.76%      4.41%
--------------------------------------------------------------------------------
Class VI(4)                                                  20.63%      4.18%
--------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) Fund commenced operations on August 30, 2000.
(3) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(4) These returns until the creation of Class II shares (March 4, 2002), Class III shares (May 2, 2002) and until the creation of Class VI shares (April 28, 2004) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class VI shares would have produced because all classes of shares invest in the same portfolio of securities. Class II and Class VI shares' annual returns have been restated to reflect the additional fees applicable to Class II and Class VI shares and therefore are lower than those of Class I. For Class III and Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III and Class VI shares would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

                                       MSCI EM
                                 (Emerging Markets)     S&P/IFCI
  Date            Class I               (new)            (old)          CPI
8/30/2000          10,000              10,000            10,000        10,000
12/31/2000          7,517               7,911             7,850        10,069
12/31/2001          7,127               7,724             7,989        10,226
12/31/2002          6,042               7,260             7,674        10,469
12/31/2003          9,985              11,346            12,061        10,666
12/31/2004         12,056              14,291            15,452        11,085

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Emerging Markets Fund, Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets (new))(a), S&P/IFCI Emerging Markets Composite Index (S&P/IFCI (old))(b), and the Consumer Price Index (CPI)(c) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) The MSCI Emerging Markets (new) is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.
(b) The S&P/IFCI (old) is an unmanaged index that aims to represent the performance of the stocks in emerging stock markets that are available to foreign institutional investors.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                  GARTMORE GVIT EMERGING MARKETS FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
EMERGING MARKETS FUND

 Class I                                            Actual       $1,000              $1,223             $7.71             1.38%
                                              Hypothetical(1)    $1,000              $1,018             $7.02             1.38%
 Class II                                           Actual       $1,000              $1,222             $9.16             1.64%
                                              Hypothetical(1)    $1,000              $1,017             $8.35             1.64%
 Class III                                          Actual       $1,000              $1,223             $7.71             1.38%
                                              Hypothetical(1)    $1,000              $1,018             $7.02             1.38%
 Class VI                                           Actual       $1,000              $1,223             $8.10             1.45%
                                              Hypothetical(1)    $1,000              $1,018             $7.38             1.45%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                            GARTMORE GVIT EMERGING MARKETS FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              90.7%
Cash Equivalents                                                            5.4%
Participation Notes                                                         3.3%
Other Investments*                                                          0.3%
Other assets in excess of liabilities**                                     0.3%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Holdings***
--------------------------------------------------------------------------------
Samsung Electronics GDR                                                     4.2%
Taiwan Semiconductor Manufacturing Co. Ltd.                                 2.2%
ABSA Group Ltd.                                                             2.0%
America Movil SA de CV ADR                                                  1.9%
LG Electronics, Inc.                                                        1.8%
E.Sun Financial Holding Co. Ltd.                                            1.8%
Far Eastern Textile Co. Ltd.                                                1.7%
Cathay Financial Holding Co. Ltd.                                           1.7%
INI Steel Co.                                                               1.6%
Petroleo Brasileiro SA ADR                                                  1.6%
Other Holdings                                                             79.5%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Industries
--------------------------------------------------------------------------------
Banking                                                                    15.7%
Telecommunications                                                         12.6%
Oil & Gas                                                                   9.7%
Electronics                                                                 7.8%
Financial Services                                                          6.3%
Metals & Mining                                                             5.2%
Retail                                                                      5.0%
Steel                                                                       4.0%
Diversified Operations                                                      3.3%
Electric Utility                                                            3.0%
Other Industries                                                           27.4%
                                                                          ------
                                                                          100.0%
                                                                          ======


*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

*** For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

GARTMORE GVIT INTERNATIONAL GROWTH FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT International Growth Fund returned 14.19% (Class I at NAV) versus 21.36% for its benchmark, the Morgan Stanley Capital International (MSCI) All Country World Free excluding U.S. Index. For broader comparison, the average return for the Fund's Lipper peer category of International Core Funds was 16.19%.

A combination of country allocation, sector allocation and stock selection were responsible for the Fund's underperformance during the reporting period. At the sector level, the poorest Fund performers were the financials, consumer discretionary, consumer staples, health-care, industrials, information technology, telecommunication services, utilities and industrials sectors. Canadian National Railway Co. was one of the worst-performing holdings in the portfolio, causing Canada to be the largest drag on the Fund in terms of country performance. The Fund held an overweight position in Canadian National Railway versus the benchmark, because we felt that it would benefit from the effects of strong transportation in the United States which did not occur.

Japanese financial services firm UFJ Holdings, Inc. was the strongest-performing position in the Fund's portfolio during the annual period.

The Fund is now overweight in the more cyclical materials sector, a stance that reflects our positive outlook for that sector, which is largely a function of China's still-buoyant demand for raw materials. This position also ties in with the Fund's overweight country allocation to China, where we believe that economic overheating will be prevented by the government's intervention--without going into recession as the government intervenes to--slow down inflation, also known as a hard landing. The Fund also has taken an overweight position in the energy sector, in a clear bid to leverage positive returns from resulting high oil prices.

In terms of country bias, the United Kingdom is the Fund's largest country weighting. The Fund holds an overweight position there, in line with our positive macroeconomic outlook for the region. We also hold overweights in a few European countries such as Austria, France and Italy, because of their attractive valuations as compared to those in the United States and the United Kingdom. We have markedly scaled back the Fund's exposure to Japan and now maintain a considerable underweight in its Japanese stocks, on indications that the economic picture is deteriorating somewhat, while high oil prices also add to concerns about Japan's economic growth.

PORTFOLIO MANAGER: Neil Rogan

FUND PERFORMANCE                         GARTMORE GVIT INTERNATIONAL GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                             ONE
                                                             YEAR   INCEPTION(2)

Class I(3)                                                   14.19%     -7.18%
--------------------------------------------------------------------------------
Class III(4)                                                 14.35%     -7.15%
--------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) Fund commenced operations on August 30, 2000.
(3) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(4) These returns until the creation of Class III shares (May 2, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class III shares would have produced because all classes of shares invest in the same portfolio of securities. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

                                            MSCI AC World
   Date                 Class I           Index Free Ex-USA            CPI
 8/30/2000              10,000                 10,000               10,000
12/31/2000               8,630                  9,033               10,069
12/31/2001               6,158                  7,272               10,226
12/31/2002               4,673                  6,205               10,469
12/31/2003               6,338                  8,775               10,666
12/31/2004               7,238                 10,649               11,085

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT International Growth Fund, the Morgan Stanley Capital International All Country World Free ex U.S. Index (MSCI AC World ex-U.S.)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Inves-tors cannot invest directly in market indexes.
(a) The MSCI AC World Free ex-U.S. is an unmanaged, free float-adjusted, mar-ket-capitalization weighted index that is designed to measure the perfor-mance of the stocks in companies in all countries except the United States.
(b) The CPI represents changes in prices of a basket of goods and services pur-chased for consumption by urban households.

SHAREHOLDER                              GARTMORE GVIT INTERNATIONAL GROWTH FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
INTERNATIONAL GROWTH FUND

 Class I                                            Actual       $1,000              $1,151             $7.35             1.36%
                                              Hypothetical(1)    $1,000              $1,018             $6.92             1.36%
 Class III                                          Actual       $1,000              $1,153             $7.36             1.36%
                                              Hypothetical(1)    $1,000              $1,018             $6.92             1.36%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                        GARTMORE GVIT INTERNATIONAL GROWTH FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              99.0%
Cash Equivalents                                                            0.2%
Other Assets in excess of Liabilities                                       0.8%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Holdings*
--------------------------------------------------------------------------------
BP PLC                                                                      3.1%
OMV AG                                                                      3.0%
Cadbury Schweppes PLC                                                       2.5%
Banca Intesa SPA                                                            2.1%
Suncor Energy, Inc.                                                         2.1%
SABMiller PLC                                                               2.1%
Sun Hung Kai Properties Ltd.                                                2.0%
Vedanta Resources PLC                                                       2.0%
United Utilities PLC, A Shares                                              2.0%
Pernod - Richard SA                                                         2.0%
Other Holdings                                                             77.1%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Industries
--------------------------------------------------------------------------------
Oil & Gas                                                                  20.7%
Telecommunications                                                         11.3%
Mining                                                                      7.5%
Banking                                                                     7.1%
Real Estate                                                                 6.7%
Water Utility                                                               3.1%
Financial Services                                                          3.0%
Utilities                                                                   2.5%
Oil - Field Services                                                        2.5%
Food & Household Products                                                   2.5%
Other Industries                                                           33.1%
                                                                          ------
                                                                          100.0%
                                                                          ======

* For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

DREYFUS GVIT INTERNATIONAL VALUE FUND

For the annual period ended Dec. 31, 2004, the Dreyfus GVIT International Value Fund returned 20.29% (Class I at NAV) versus 20.70% for its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE(R)) Index. For broader comparison, the average return for the Fund's Lipper peer category of International Value Funds was 18.66%.

Despite sluggish European consumer demand and high unemployment, conflicting economic signs in Japan and the negative effects of China's unexpected interest-rate hike, international markets performed very well in 2004. Sustained high oil prices, robust demand for metals, improving corporate profits and growing consumer strength in smaller markets all combined to push the MSCI EAFE 20.70%. Securities held that were issued by companies located in Norway, a net oil producer, and Greece, a beneficiary of the 2004 Summer Olympics, contributed to the Fund's return. On a sector basis, both utilities and energy were leading contributors to the Fund's return.

All in all, many country positives took place as well. China's attempt at insulating the current economic boom against a hard landing sent shockwaves throughout the region, yet in hindsight was a prudent decision. Japan, despite enduring some conflicting economic data, should begin to experience some growth and inflation in 2005--something that hasn't happened in more than a decade. The German government has taken steps to alleviate its labor system woes, and improvements are beginning to be felt. The U.K. housing market continues to be strong, helping to prop up an economy that leans on continental Europe's demand.

Energy prices have pulled back to the more normal, sustainable level of $42 per barrel, while consumer stocks are experiencing strong demand. Information technology companies are reaping the rewards of business growth, and it appears that the controversies among health-care firms have subsided.

With regard to overall Fund underperformance versus its benchmark, Germany was the most meaningful detractor during the year. Weak consumer demand affected several of the retail firms held in the portfolio. Consumer discretionary was the most damaging sector. An overweight in automobiles and automobile part manufacturers combined with slow retail and consumer electronics sales to trim some performance.

On a relative country basis, an overweight and superior stock selection in Japan proved to be the most significant contributor to returns. Most notable among Japanese firms were the consumer-credit and small-business lenders. France also was a very important contributor to the Fund's return, as the portfolio's holdings in that country outperformed the MSCI EAFE constituents by more than 10%.

On a relative sector basis, both financials and health care contributed to overall performance. The financials sector was boosted largely by Japanese retail and small-business lenders that benefited from pockets of increased consumer activity and small business growth. Health care also was a very big contributor to the Fund's return.

Regardless of macroeconomic trends or geopolitical events, we will continue to search for high-quality companies that are well positioned to maintain margins in various business cycles. As we embark on a new year in international investing, our objective is to keep things simple by controlling price risk, investing in quality and separating speculation from structural developments that could materially affect a company's business prospects.

PORTFOLIO MANAGER: D. Kirk Henry

FUND PERFORMANCE                           DREYFUS GVIT INTERNATIONAL VALUE FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                                                                              ONE     FIVE     TEN
                                                                                                             YEAR     YEARS   YEARS
Class I(2)                                                                                                  20.29%    4.83%   9.62%
-----------------------------------------------------------------------------------------------------------------------------------
Class II(2)                                                                                                 20.00%    4.54%   9.34%
-----------------------------------------------------------------------------------------------------------------------------------
Class III(2)                                                                                                20.26%    4.78%   9.60%
-----------------------------------------------------------------------------------------------------------------------------------
Class IV(3)                                                                                                 20.04%    4.78%   9.60%
-----------------------------------------------------------------------------------------------------------------------------------
Class VI(2)                                                                                                 19.79%    4.53%   9.33%
-----------------------------------------------------------------------------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
(1) Not subject to any sales charges.
(2) These returns until the creation of the Class I, Class II and Class III shares (April 28, 2003) and until the creation of the Class VI shares (April 28, 2004) are based on the performance of the Class IV shares of the Fund (which was based on the performance of the Fund's predecessor until April 28, 2003). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I, Class II, Class III and Class VI shares would have produced, because all classes of shares invest in the same portfolio of securities. Class II and Class VI share's annual returns have been restated to reflect the additional fees applicable to Class II and Class VI shares and therefore are lower than those of Class I. For Class III and Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III and Class VI shares would have been lower.
(3) The Fund's predecessor, the Market Street International Portfolio, commenced operation on November 1, 1991. As of April 28, 2003, the Dreyfus GVIT International Value Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Market Street International Portfolio. At that time the Dreyfus GVIT International Value Fund took on the performance of the Market Street International Portfolio.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

  Date                   Class IV                MSCI EAFE               CPI
12/31/1994                10,000                  10,000               10,000
12/31/1995                11,431                  11,155               10,254
12/31/1996                12,676                  11,865               10,595
12/31/1997                13,901                  12,109               10,775
12/31/1998                15,309                  14,571               10,949
12/31/1999                19,799                  18,549               11,242
12/31/2000                19,269                  15,960               11,623
12/31/2001                16,919                  12,575               11,804
12/31/2002                15,041                  10,606               12,084
12/31/2003                20,835                  14,760               12,311
12/31/2004                25,010                  17,815               12,796

Comparative performance of $10,000 invested in Class IV shares of the Dreyfus GVIT International Value Fund, the Morgan Stanley Capital International Europe, Australasia Far East Index(MSCI EAFE)(a), and the Consumer Price Index (CPI)(b) over a 10-year period ended 12/31/04. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses or sales charges. Investors cannot invest directly in markets indexes.
(a) The MSCI EAFE is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of December 2003, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                DREYFUS GVIT INTERNATIONAL VALUE FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
INTERNATIONAL VALUE FUND

 Class I                                            Actual       $1,000              $1,118             $4.63             0.87%
                                              Hypothetical(1)    $1,000              $1,021             $4.43             0.87%
 Class II                                           Actual       $1,000              $1,117             $5.91             1.11%
                                              Hypothetical(1)    $1,000              $1,019             $5.65             1.11%
 Class III                                          Actual       $1,000              $1,118             $4.63             0.87%
                                              Hypothetical(1)    $1,000              $1,021             $4.43             0.87%
 Class IV                                           Actual       $1,000              $1,117             $5.37             1.01%
                                              Hypothetical(1)    $1,000              $1,020             $5.14             1.01%
 Class VI                                           Actual       $1,000              $1,116             $5.96             1.12%
                                              Hypothetical(1)    $1,000              $1,019             $5.70             1.12%


* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                          DREYFUS GVIT INTERNATIONAL VALUE FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              96.0%
Cash Equivalents                                                            4.7%
Other Investments*                                                          8.9%
Liabilities in excess of other Assets**                                    -9.6%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Holdings***
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                         1.9%
Nestle SA                                                                   1.6%
Shell Transportation & Trading Co. PLC                                      1.6%
Bank of Ireland                                                             1.5%
Novartis AG                                                                 1.5%
Deutsche Post AG                                                            1.4%
Royal Bank of Scotland Group PLC                                            1.3%
UniCredito Italiano SpA                                                     1.3%
TotalFinaElf SA                                                             1.3%
Rio Tinto PLC                                                               1.2%
Other Holdings                                                             85.4%
                                                                          ------
                                                                          100.0%
                                                                          ======

Top Industries
--------------------------------------------------------------------------------
Banking                                                                    18.0%
Oil & Gas                                                                   7.4%
Telecommunications                                                          6.8%
Food & Beverages                                                            6.2%
Pharmaceuticals                                                             4.4%
Chemicals                                                                   4.3%
Automotive                                                                  4.0%
Electronics                                                                 3.1%
Transportation                                                              2.6%
Insurance                                                                   2.4%
Other Industries                                                           40.8%
                                                                          ------
                                                                          100.0%
                                                                          ======

*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

*** For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Investor Destinations Aggressive Fund returned 14.03% (Class II at NAV) versus 15.07% for its composite benchmark, which consists of 40% S&P 500(R) Index, 30% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE(R)) Index, 15% S&P MidCap 400 Index, 10% Russell 2000(R) Index and 5% Lehman Brothers U.S. Aggregate Index. For broader comparison, the average return for the Fund's Lipper peer category of Global Core Funds was 8.99%.

As of Oct. 1, 2004, the Fund's composite benchmark was changed to 95% S&P 500 Index and 5% Lehman Brothers U.S. Aggregate Index, which returned 10.57% for the one-year period. The new composite benchmark was selected in an effort to simplify the comparability of our Fund returns to those of other similar asset allocation products.

The year 2004 proved to be a positive one for U.S. domestic and international equity markets. The flow of economic news was mixed for much of the first three quarters of the year before turning generally positive in the fourth quarter. The first quarter was affected positively by good productivity and gross domestic product (GDP) numbers, but was set back by the March 2004 commuter rail attacks in Spain, which caused a substantial increase in market volatility.

The aura of uncertainty in the second quarter was led by factors ranging from persistent violence in Iraq to record-high oil prices to mixed, thought slowly improving, U.S. economic data. As the third quarter progressed, the course of the economic news began to point towards a strengthening economy. Nevertheless, a number of challenges hampered the U.S. equity markets during the third quarter, including the U.S. presidential election buildup, a shifting Fed policy, and higher oil prices fanned the flames of fear that the U.S. economy would slow.

The fourth quarter, however, proved to be the breakout that investors were looking for in the U.S. equity markets. As a result of lower oil prices, the unwinding of the election uncertainty, reasonably good economic and earnings news and the beginning of the seasonally strong year-end period, the market experienced a positive post-election bounce.

As expected, the Federal Reserve continued to raise the federal funds rate. During 2004, the Fed more than doubled the rate from 1% to its current rate of 2.25%. Overall, favorable liquidity conditions, stimulative fiscal policy and rising earnings expectations have been responsible for the equity bull market that began in October 2002.

All components of the Fund posted positive returns for the year, and all equity components posted double-digit returns. The 30% allocation to the Gartmore International Index Fund was the best-performing component of the portfolio in absolute terms. The Fund's allocation to the Gartmore Small Cap Index Fund was the best-performing domestic equity component in absolute and relative terms. The Fund's fixed-income component comprised 5% of its total holdings, and were allocated to the Gartmore Bond Index Fund.

The Fund underperformed its January through September composite benchmark due to the impact of fees and expenses, as the performance of the indexes is calculated without fees and expenses. We believe that the post-October 1 composite benchmark more closely tracks the peer group of asset allocation funds and will, therefore, provide a more analogous performance comparison.

The Fund will remain weighted toward stock investments while including a position in bonds and short-term investments with the goal of adding income and reducing volatility.

PORTFOLIO MANAGERS:

The Fund is managed by a team of portfolio managers and research analysts from Gartmore Mutual Fund Capital Trust.

FUND PERFORMANCE             GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                             ONE
                                                             YEAR   INCEPTION(2)

Class II(3)                                                  14.03%      7.35%
--------------------------------------------------------------------------------
Class VI(4)                                                  14.21%      7.40%
--------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) Fund commenced operations on December 12, 2001.
(3) Existing shares were designated Class II shares as of April 30, 2004.
(4) These returns until the creation of Class VI shares and include the performance of the Fund's Class II shares (April 30, 2004). Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

            Investor Dest                                      Lehman US                     Russell
             Aggressive    Composite  Composite     S&P 500    Aggregate     S&P Midcap       2000
   Date       Class II       (new)      (old)        Index     Bond Index       400           Index      MSCI EAFE           CPI
12/12/2001     10,000       10,000      10,000       10,000      10,000       10,000          10,000       10,000           10,000
12/31/2001     10,131       10,080      10,189       10,088       9,936       10,517          10,617       10,060            9,961
12/31/2002      8,257        8,001       8,431        7,858      10,956        8,990           8,442        8,485           10,197
12/31/2003     10,889       10,193      11,244       10,113      11,406       12,192          12,432       11,808           10,389
12/31/2004     12,416       11,269      12,937       11,212      11,901       14,202          14,710       14,251           10,798

Comparative performance of $10,000 invested in Class II shares of the Gartmore GVIT Investor Destinations Aggressive Fund, Lehman Brothers U.S. Aggregate Bond Index (LB U.S. Aggregate Bond Index)(a), S&P 500 Index (S&P 500)(b), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI
EAFE)(c), the S&P MidCap 400 Index(d), the Russell 2000 Index (Russell 2000)(e), the Aggressive Composite (old) Index (f), the Aggressive Composite (new) Index
(g), and the Consumer Price Index (CPI)(h) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) LB U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as
(b) S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(c) The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.
(d) The S&P MidCap 400 Index is an unmanaged index that measures the performance of mid-sized U.S. companies.
(e) The Russell 2000 is an unmanaged index comprised of approximately 2,000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
(f) The Aggressive Composite (old) Index is a combination of S&P 500 (40%),
    MSCI EAFE (30%), S&P MidCap 400 Index (15%), Russell 2000 (10%), and LB Aggregate Bond (5%).
(g) The Aggressive Composite(new) Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Aggressive Composite is a combination of the S&P 500 (95%) and the LB U.S. Aggregate Bond (5%).
(h) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                  GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                               Beginning            Ending             Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
INVESTOR DESTINATIONS AGGRESSIVE FUND
 Class II                                           Actual       $1,000              $1,097             $2.95             0.56%
                                              Hypothetical(1)    $1,000              $1,022             $2.85             0.56%
 Class VI                                           Actual       $1,000              $1,098             $2.16             0.41%
                                              Hypothetical(1)    $1,000              $1,023             $2.09             0.41%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY            GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.



Asset Allocation
--------------------------------------------------------------------------------
Mutual Funds                                                              100.3%
Liabilities in excess of other Assets                                      -0.3%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Holdings
--------------------------------------------------------------------------------
Gartmore International Index Fund, Institutional Class                     30.1%
Gartmore S&P 500 Index Fund, Institutional Class                           30.0%
Gartmore Mid Cap Market Index Fund, Institutional Class                    15.0%
Gartmore Small Cap Index Fund, Institutional Class                         10.0%
One Group Equity Index Fund, Institutional Class                            9.9%
Gartmore Bond Index Fund, Institutional Class                               5.0%
                                                                          ------
                                                                          100.0%
                                                                          ======



Top Industries
--------------------------------------------------------------------------------
Equity Funds                                                               95.3%
Fixed Income Funds                                                          5.0%
                                                                          ------
                                                                          100.3%*
                                                                          ======

* The aggregate market value of the industries exceeds 100% since the percents are expressed as a percentage of the total net assets of the Fund, which have been reduced by accrued, net liabilities of the Fund.

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund returned 12.09% (Class II at NAV) versus 13.08% for its composite benchmark. The benchmark consists of 35% S&P 500(R) Index, 25% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE(R)) Index, 15% Lehman Brothers U.S. Aggregate Index, 15% S&P MidCap 400 Index, 5% Russell 2000(R) Index, and 5% Citigroup 3-Month T-Bill Index. For broader comparison, the average return for the Fund's Lipper peer category of Global Flexible Portfolio Funds was 12.53%.

As of Oct. 1, 2004, the Fund's composite benchmark was changed to 80% S&P 500 Index, 15% Lehman Brothers U.S. Aggregate Index and 5% Citigroup 3-Month T-Bill Index, which returned 9.46% for the one-year period. The new composite benchmark was selected in an effort to simplify the comparability of our Fund returns to those of other similar asset allocation products.

The year 2004 proved to be a positive one for U.S. domestic and international equity markets. The flow of economic news was mixed for much of the first three quarters of the year before turning generally positive in the fourth quarter. The first quarter was affected positively by good productivity and gross domestic product (GDP) numbers, but was set back by the March 2004 commuter rail attacks in Madrid, Spain, which caused a substantial increase in market volatility.

The aura of uncertainty in the second quarter was led by factors ranging from persistent violence in Iraq to record-high oil prices to mixed, though slowly improving, U.S. economic data. As the third quarter progressed, the course of economic news began to point toward a strengthening economy. Nevertheless, a number of challenges hampered the U.S. equity markets in the third quarter, including the U.S. presidential election buildup, a shifting Fed policy, and higher oil prices, all of which fanned the flames of fear that the U.S. economy would slow.

The fourth quarter, however, proved to be the breakout that investors were looking for in the U.S. equity markets. As a result of lower oil prices, the unwinding of the election uncertainty, reasonably good economic and earnings news, and the beginning of the seasonally strong year-end period, the market experienced a positive post-election bounce.

As expected, the Federal Reserve continued to raise the federal funds rate. During 2004, the Fed more than doubled the rate from 1% to its the current rate of 2.25%. Overall, favorable liquidity conditions, stimulative fiscal policy and rising earnings expectations have been responsible for the equity bull market that began in October 2002.

All components of the Fund posted positive returns for the year, and all equity components posted double-digit returns. The Fund's 25% allocation to the Gartmore International Index Fund was the best-performing component of the portfolio in absolute terms. The Fund's allocation to the Gartmore Small Cap Index Fund was the best-performing domestic equity component in absolute and relative terms. The Fund's fixed-income component comprised 20% of its total holdings, 15% of which was allocated to the Gartmore Bond Index Fund.

The Fund underperformed its January through September composite benchmark due to the impact of fees and expenses, as the performance of the indexes is calculated without fees and expenses. We believe that the post-October 1 composite benchmark more closely tracks the peer group of asset allocation funds and will, therefore, provide a more analogous performance comparison.

The Fund will remain weighted toward stock investments, while including a sizable position in bonds and short-term investments with the goal of adding income and reducing volatility.

PORTFOLIO MANAGERS:

The Fund is managed by a team of portfolio managers and research analysts from Gartmore Mutual Fund Capital Trust.

FUND PERFORMANCE                  GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY
                                  AGGRESSIVE FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                             ONE
                                                             YEAR   INCEPTION(2)
Class II(3)                                                  12.09%      6.91%
--------------------------------------------------------------------------------
Class VI(4)                                                  12.18%      6.93%
--------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) Fund commenced operations on December 12, 2001.
(3) Existing shares were designated Class II shares as of April 30, 2004.
(4) These returns until the creation of Class VI shares (April 30, 2004) and include the performance of the Fund's Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

             Investor Dest
              Moderately                                         Lehman US    Citigroup                 Russell
              Aggressive     Composite   Composite    S&P 500    Aggregate     3-Month     S&P Midcap     2000      MSCI
  Date         Class II        (new)       (old)       Index     Bond Index     T-Bill        400        Index      EAFE     CPI
12/12/2001     10,000          10,000     10,000      10,000      10,000       10,000        10,000      10,000    10,000   10,000
12/31/2001     10,112          10,061     10,145      10,088       9,936       10,018        10,517      10,617    10,060    9,961
12/31/2002      8,637           8,407      8,784       7,858      10,956       10,188         8,990       8,442     8,485   10,197
12/31/2003     10,939          10,369     11,222      10,113      11,406       10,298        12,192      12,432    11,808   10,389
12/31/2004     12,261          11,347     12,684      11,212      11,901       10,425        14,202      14,710    14,251   10,798

Comparative performance of $10,000 invested in Class II shares of the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Lehman Brothers U.S. Aggregate Bond Index (LB Aggregate Bond)(a), S&P 500 Index (S&P 500)(b), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI
EAFE)(c), the S&P MidCap 400 Index(d), the Russell 2000 Index (Russell 2000)(e), the Citigroup 3-Month T Bill Index(f), the Moderately Aggressive Composite
(old) Index (g), the Moderately Aggressive Composite (new) Index(h), and the Consumer Price Index (CPI)(i) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) LB U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
(b) S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(c) The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.
(d) The S&P MidCap 400 Index is an unmanaged index that measures the performance of mid-sized U.S. companies.
(e) The Russell 2000 is an unmanaged index comprised of approximately 2,000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
(f) The Citigroup 3-Month T Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).
(g) The Moderately Aggressive Composite (old) is a combination of S&P 500
    (35%), MSCI EAFE (25%), S&P MidCap 400 Index (15%), LB Aggregate Bond
    (15%), Russell 2000 (5%), and Citigroup 3-Month T Bill Index (5%).
(h) The Moderately Aggressive Composite(new) is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Moderately Aggressive Composite (new) is a combination of the S&P 500 (80%), the LB Aggregate
    Bond (15%) and the Citigroup 3-Month T Bill Index (5%).
(i) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER       GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
 Class II                                           Actual       $1,000              $1,086             $2.94             0.56%
                                              Hypothetical(1)    $1,000              $1,022             $2.85             0.56%
 Class VI                                           Actual       $1,000              $1,087             $2.15             0.41%
                                              Hypothetical(1)    $1,000              $1,023             $2.09             0.41%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                 GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY
                                  AGGRESSIVE FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Mutual Funds                                                               97.6%
Fixed Contract                                                              2.5%
Liabilities in excess of other Assets                                      -0.1%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Holdings
--------------------------------------------------------------------------------
Gartmore International Index Fund, Institutional Class                     25.0%
Gartmore S&P 500 Index Fund, Institutional Class                           25.0%
Gartmore Bond Index Fund, Institutional Class                              15.0%
Gartmore Mid Cap Market Index Fund, Institutional Class                    15.0%
One Group Equity Index Fund, Institutional Class                            9.9%
Gartmore Small Cap Index Fund, Institutional Class                          5.0%
Nationwide Fixed Contract, 3.50%                                            2.5%
Gartmore Morley Enhanced Income Fund, Institutional Class                   2.5%
Other                                                                       0.1%
                                                                          ------
                                                                          100.0%
                                                                          ======



Top Industries
--------------------------------------------------------------------------------
Equity Funds                                                               80.0%
Fixed Income Funds                                                         17.6%
Other                                                                       2.5%
                                                                         -------
                                                                         100.1%*
                                                                         =======

* The aggregate market value of the industries exceeds 100% since the percents shown are not expressed as a percentage of total market value. Instead, these percents are expressed as a percentage of the total net assets of the Fund, which have been reduced by accrued, net liabilities of the Fund.

GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Investor Destinations Moderate Fund returned 9.54% (Class II at NAV) versus 10.21% for its composite benchmark. The benchmark consists of 30% S&P 500(R) Index, 25% Lehman Brothers U.S. Aggregate Index, 15% Citigroup 3-Month T-Bill Index, 15% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE(R)) Index, 10% S&P MidCap 400 Index and 5% Russell 2000(R) Index. For broader comparison, the average return for the Fund's Lipper peer category of Balanced Funds was 7.94%.

As of Oct. 1, 2004, the Fund's composite benchmark was changed to 60% S&P 500 Index, 25% Lehman Brothers Aggregate Bond Index and 15% Citigroup 3-Month T-Bill Index, which returned 7.86% for the one-year period. The new composite benchmark was selected in an effort to simplify the comparability of our Fund returns to those of other similar asset allocation products.

The year 2004 proved to be a positive one for U.S. domestic and international equity markets. The flow of economic news was mixed for much of the first three quarters of the year before turning generally positive in the fourth quarter. The first quarter was affected positively by good productivity and gross domestic product (GDP) numbers, but was set back by the March 2004 commuter rail attacks in Madrid, Spain, which caused a substantial increase in market volatility.

The aura of uncertainty in the second quarter was led by factors ranging from persistent violence in Iraq to record-high oil prices to mixed, though slowly improving, U.S. economic data. As the third quarter progressed, the course of economic news began to point toward a strengthening economy. Nevertheless, a number of challenges hampered the U.S. equity market in the third quarter, including the U.S. presidential election buildup, a shifting Fed policy and higher oil prices, all of which fanned the flames of fear that the U.S. economy would slow.

The fourth quarter, however, proved to be the breakout that investors were looking for in the U.S. equity markets. As a result of lower oil prices, the unwinding of the election uncertainty, reasonably good economic and earnings news, and the beginning of the seasonally strong year-end period, the market experienced a positive post-election bounce.

As expected, the Federal Reserve continued to raise the federal funds rate. During 2004, the Fed more than doubled the rate from 1% to its current rate of 2.25%. Overall, favorable liquidity conditions, stimulative fiscal policy and rising earnings expectations have been responsible for the equity bull market that began in October 2002.

All components of the Fund posted positive returns for the year, and all equity components posted double-digit returns. The Fund's 15% allocation to the Gartmore International Index Fund was the best-performing component of the portfolio in absolute terms. The Fund's allocation to the Gartmore Small Cap Index Fund was the best-performing domestic equity component in absolute and relative terms.

The Fund underperformed its January through September composite benchmark due to the impact of fees and expenses, as the performance of the indexes is calculated without fees and expenses. We believe that the post-October 1 composite benchmark more closely tracks the peer group of asset allocation funds and will, therefore, provide a more analogous performance comparison.

The Fund will remain weighted toward stock investments while including a sizable position in bonds and short-term investments with the goal of adding income and reducing volatility.

PORTFOLIO MANAGER: The Fund is managed by a team of portfolio managers and research analysts from Gartmore Mutual Fund Capital Trust.

FUND PERFORMANCE               GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                              ONE
                                                             YEAR   INCEPTION(2)

Class II(3)                                                   9.54%      6.12%
--------------------------------------------------------------------------------
Class VI(4)                                                   9.55%      6.12%
--------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) Fund commenced operations on December 12, 2001.
(3) Existing shares were designated Class II shares as of April 30, 2004.
(4) These returns until the creation of Class VI shares (April 30, 2004) and include the performance of the Fund's Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

           Investor Dest                                     Lehman US     Citigroup                 Russell
             Moderate     Composite   Composite    S&P 500   Aggregate      3-Month    S&P Midcap     2000
  Date       Class II       (new)       (old)       Index    Bond Index      T-Bill       400         Index      MSCI EAFE    CPI
12/12/2001   10,000         10,000      10,000      10,000     10,000        10,000      10,000       10,000      10,000     10,000
12/31/2001   10,084         10,039      10,104      10,088      9,936        10,018      10,517       10,617      10,060      9,961
12/31/2002    9,116          8,938       9,201       7,858     10,956        10,188       8,990        8,442       8,485     10,197
12/31/2003   10,944         10,544      11,124      10,113     11,406        10,298      12,192       12,432      11,808     10,389
12/31/2004   11,988         11,366      12,252      11,212     11,901        10,425      14,202       14,710      14,251     10,798

Comparative performance of $10,000 invested in Class II shares of the Gartmore GVIT Investor Destinations Moderate Fund, Lehman Brothers U.S. Aggregate Bond Index (LB Aggregate Bond)(a), S&P 500 Index (S&P 500)(b), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE)(c), the S&P MidCap 400 Index(d), the Russell 2000 Index (Russell 2000)(e), the Citigroup 3-Month T-Bill Index(f), the Moderate Composite (old) Index (g), the Moderate Composite (new) Index(h), and the Consumer Price Index (CPI)(i) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) LB U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
(b) S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(c) The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.
(d) The S&P MidCap 400 Index is an unmanaged index that measures the performance of mid-sized U.S. companies.
(e) The Russell 2000 is an unmanaged comprised of approximately 2,000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
(f) The Citigroup 3-Month T-Bill Index is an average of the last
    3-month treasury bill issues (excluding the current month-end bill).
(g) The Moderate Composite (old) is a combination of S&P 500 (30%), MSCI EAFE (15%), S&P MidCap 400 Index (10%), LB Aggregate Bond (25%), Russell 2000 (5%), and Citigroup 3-Month T-Bill Index (15%).
(h) The Moderate Composite(new) is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Moderate Composite (new) is a combination of S&P 500 (60%), LB Aggregate Bond (25%) and Citigroup 3-Month T-Bill Index (15%).
(i) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                    GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
INVESTOR DESTINATIONS MODERATE FUND
 Class II                                           Actual       $1,000              $1,069             $2.91             0.56%
                                              Hypothetical(1)    $1,000              $1,022             $2.85             0.56%
 Class VI                                           Actual       $1,000              $1,070             $2.13             0.41%
                                              Hypothetical(1)    $1,000              $1,023             $2.09             0.41%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY              GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Mutual Funds                                                               92.5%
Fixed Contract                                                              7.5%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Holdings
--------------------------------------------------------------------------------
Gartmore S&P 500 Index Fund, Institutional Class                           30.0%
Gartmore Bond Index Fund, Institutional Class                              25.0%
Gartmore International Index Fund, Institutional Class                     15.0%
Gartmore Mid Cap Market Index Fund, Institutional Class                    10.0%
Nationwide Fixed Contract, 3.50%                                            7.5%
Gartmore Morley Enhanced Income Fund, Institutional Class                   7.5%
Gartmore Small Cap Index Fund, Institutional Class                          5.0%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Industries
--------------------------------------------------------------------------------
Equity Funds                                                               59.9%
Fixed Income Funds                                                         32.6%
Other                                                                       7.5%
                                                                          ------
                                                                          100.0%
                                                                          ======

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Investor Destinations Moderately Conservative Fund returned 7.16% (Class II at NAV) versus 7.73% for its composite benchmark. The benchmark consists of 35% Lehman Brothers U.S. Aggregate Index, 25% Citigroup 3-Month T-Bill Index, 20% S&P 500(R) Index, 10% S&P MidCap 400 Index and 10% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE(R)) Index. For broader comparison, the average return for the Fund's Lipper peer category of Income Funds was 8.24%.

As of Oct. 1, 2004, the Fund's composite benchmark was changed to 40% S&P 500 Index, 35% Lehman Brothers U.S. Aggregate Bond Index and 25% Citigroup 3-Month T-Bill Index, which returned 6.24% for the one-year period. The new composite benchmark was selected in an effort to simplify the comparability of our Fund returns to those of other similar asset allocation products.

The year 2004 proved to be a positive one for U.S. domestic and international equity markets. The flow of economic news was mixed for much of the first three quarters of the year before turning generally positive in the fourth quarter. The first quarter was affected positively by good productivity and gross domestic product (GDP) numbers, but was set back by the March 2004 commuter rail attacks in Madrid, Spain, which caused a substantial increase in market volatility.

The aura of uncertainty in the second quarter was led by factors ranging from persistent violence in Iraq to record-high oil prices to mixed, though slowly improving, U.S. economic data. As the third quarter progressed, the course of economic news began to point towards a strengthening economy. Nevertheless, a number of challenges hampered the U.S. equity market in the third quarter, including the U.S. presidential election buildup, a shifting Fed policy and higher oil prices, all of which fanned the flames of fear that the U.S. economy would slow.

The fourth quarter, however, proved to be the breakout that investors were looking for in the U.S. equity markets. As a result of lower oil prices, the unwinding of the election uncertainty, reasonably good economic and earnings news, and the beginning of the seasonally strong year-end period, the market experienced a positive post-election bounce.

As expected, the Federal Reserve continued to raise the federal funds rate. During 2004, the Fed more than doubled the rate from 1% to its current rate of 2.25%. Overall, favorable liquidity conditions, stimulative fiscal policy and rising earnings expectations have been responsible for the equity bull market that began in October 2002.

All components of the Fund posted positive returns for the year, and all equity components posted double-digit returns. The Fund's 10% allocation to the Gartmore International Index Fund was the best-performing component of the portfolio in absolute terms. The Fund's fixed-income component comprised 60% of its total holdings, of which 35% was allocated to the Gartmore Bond Index Fund.

The Fund underperformed its January through September composite benchmark due to the impact of fees and expenses, as the performance of the indexes is calculated without fees and expenses. We believe that the post-October 1 composite benchmark more closely tracks the peer group of asset allocation funds and will, therefore, provide a more analogous performance comparison.

The Fund will remain weighted toward bonds and short-term investments while including substantial stock investments for long-term growth.

PORTFOLIO MANAGER: The Fund is managed by a team of portfolio managers and research analysts from Gartmore Mutual Fund Capital Trust.

FUND PERFORMANCE                  GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY
                                                               CONSERVATIVE FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                             ONE
                                                             YEAR   INCEPTION(2)
Class II(3)                                                   7.16%      5.44%
--------------------------------------------------------------------------------
Class VI(4)                                                   7.26%      5.47%
 -------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) Fund commenced operations on December 12, 2001.
(3) Existing shares were designated Class II shares as of April 30, 2004.
(4) These returns until the creation of Class VI shares (April 30, 2004) and include the performance of the Fund's Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

          Investor Dest.                                       Lehman US   Citigroup                Russell
            Moderately     Composite    Composite    S&P 500    Aggregate    3-Month    S&P Midcap    2000
  Date    Conservative II    (new)        (old)       Index     Bond Index    T-Bill        400       Index     MSCI EAFE     CPI
12/12/2001    10,000        10,000       10,000      10,000       10,000       10,000     10,000      10,000      10,000    10,000
12/31/2001    10,065        10,017       10,057      10,088        9,936       10,018     10,517      10,617      10,060     9,961
12/31/2002     9,647         9,483        9,682       7,858       10,956       10,188      8,990       8,442       8,485    10,197
12/31/2003    10,969        10,690       11,066      10,113       11,406       10,298     12,192      12,432      11,808    10,389
12/31/2004    11,754        11,352       11,913      11,212       11,901       10,425     14,202      14,710      14,251    10,798

Comparative performance of $10,000 invested in Class II shares of the Gartmore GVIT Investor Destinations Moderately Conservative Fund, Lehman Brothers U.S. Aggregate Bond Index (LB Aggregate Bond)(a), S&P 500 Index (S&P 500)(b), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI
EAFE)(c), the S&P MidCap 400 Index(d), Russell 2000(e), the Citigroup 3-Month T-Bill Index(f), the Moderately Conservative Composite (old) Index (g), the Moderately Conservative Composite (new) Index(h), and the Consumer Price Index
(CPI)(i) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) LB U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
(b) S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(c) The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.
(d) The S&P MidCap 400 Index is an unmanaged index that measures the performance of mid-sized U.S. companies.
(e) The Russell 2000 Index is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
(f) The Citigroup 3-Month T-Bill Index is an average of the last
    3-month treasury bill issues (excluding the current month-end bill).
(g) The Moderately Conservative Composite (old) is a combination of LB Aggregate Bond (35%), Citigroup 3-Month T-Bill Index (25%), S&P 500 (20%), MSCI EAFE (10%), and S&P MidCap 400 Index (10%).
(h) The Moderately Conservative Composite (new) is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Moderate Composite (new) is a combination of LB Aggregate Bond (35%), S&P 500 (40%), and Citigroup 3-Month T-Bill Index (25%).
(i) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER     GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
 Class II                                           Actual       $1,000              $1,055             $2.89             0.56%
                                              Hypothetical(1)    $1,000              $1,022             $2.85             0.56%
 Class VI                                           Actual       $1,000              $1,055             $2.12             0.41%
                                              Hypothetical(1)    $1,000              $1,023             $2.09             0.41%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                 GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY
                                  CONSERVATIVE FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
--------------------------------------------------------------------------------
Mutual Funds                                                               87.4%
Fixed Contract                                                             12.5%
Other Assets in excess of Liabilities                                       0.1%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Holdings
--------------------------------------------------------------------------------
Gartmore Bond Index Fund, Institutional Class                              35.0%
Gartmore S&P 500 Index Fund, Institutional Class                           19.9%
Nationwide Fixed Contract, 3.50%                                           12.5%
Gartmore Morley Enhanced Income Fund, Institutional Class                  12.5%
Gartmore International Index Fund, Institutional Class                     10.0%
Gartmore Mid Cap Market Index Fund, Institutional Class                    10.0%
Other                                                                       0.1%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Industries
--------------------------------------------------------------------------------
Fixed Income Funds                                                         47.5%
Equity Funds                                                               39.9%
Other                                                                      12.6%
                                                                          ------
                                                                          100.0%
                                                                          ======

GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Investor Destinations Conservative Fund returned 4.65% (Class II at NAV) versus 5.03% for its composite benchmark. The benchmark consists of 45% Citigroup 3-Month T-Bill Index, 35% Lehman Brothers U.S. Aggregate Index, 10% S&P 500(R) Index, 5% S&P MidCap 400 Index and 5% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE(R)) Index. For broader comparison, the average return for the Fund's Lipper peer category of Income Funds was 8.24%.

As of Oct. 1, 2004, the Fund's composite benchmark was changed to 20% S&P 500 Index, 35% Lehman Brothers U.S. Aggregate Index and 45% Citigroup 3-Month T-Bill Index, which returned 4.29% for the one-year period. The new composite benchmark was selected in an effort to simplify the comparability of our Fund returns to those of other, similar asset allocation products.

The year 2004 proved to be a positive one for U.S. domestic and international equity markets. The flow of economic news was mixed for much of the first three quarters of the year before turning generally positive in the fourth quarter. The first quarter was affected positively by good productivity and gross domestic product (GDP) numbers, but was set back by the March 2004 commuter rail attacks in Madrid, Spain, which caused a substantial increase in market volatility.

The aura of uncertainty in the second quarter was led by factors ranging from persistent violence in Iraq to record-high oil prices to mixed, though slowly improving, U.S. economic data. As the third quarter progressed, the course of economic news began to point towards a strengthening economy. Nevertheless, a number of challenges hampered the U.S. equity markets in the third quarter, including the U.S. presidential election buildup, a shifting Fed policy and higher oil prices, all of which fanned the flames of fear that the U.S. economy would slow.

The fourth quarter, however, proved to be the breakout that investors were looking for in the U.S. equity markets. As a result of lower oil prices, the unwinding of the election uncertainty, reasonably good economic and earnings news, and the beginning of the seasonally strong year-end period, the market experienced a positive post-election bounce.

As expected, the Federal Reserve continued to raise the federal funds rate. During 2004, the Fed more than doubled the rate from 1% to its current rate of 2.25%. Overall, favorable liquidity conditions, stimulative fiscal policy and rising earnings expectations have been responsible for the equity bull market that began in October 2002.

All components of the Fund posted positive returns for the year, and all equity components posted double digit returns. The Fund's 5% allocation to the Gartmore International Index Fund was the best-performing component of the portfolio in absolute terms. The Fund's fixed-income components comprised 80% of its total holdings, of which 35% was allocated to the Gartmore Bond Index Fund.

The Fund underperformed its January through September composite benchmark due to the impact of fees and expenses, as the performance of the indexes is calculated without fees and expenses. We believe that the post-October 1 composite benchmark more closely tracks the peer group of asset allocation funds and will, therefore, provide a more analogous performance comparison.

The Fund will remain weighted toward bonds and short-term investments while including some stock investments for long-term growth.

PORTFOLIO MANAGER: The Fund is managed by a team of portfolio managers and research analysts from Gartmore Mutual Fund Capital Trust.

FUND PERFORMANCE           GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                             ONE
                                                            YEAR    INCEPTION(2)

Class II(3)                                                   4.65%      4.32%
--------------------------------------------------------------------------------
Class VI(4)                                                   4.85%      4.38%
--------------------------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
(1) Not subject to any sales charges.
(2) Fund commenced operations on December 12, 2001.
(3) Existing shares were designated Class II shares as of April
    30, 2004.
(4) These returns until the creation of Class VI shares (April 30, 2004) and include the performance of the Fund's Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

           Investor Dest                                      Lehman US   Citigroup                  Russell
           Conservative    Composite   Composite    S&P 500   Aggregate    3-Month    S&P Midcap      2000
  Date       Class II        (new)       (old)       Index    Bond Index    T-Bill        400         Index     MSCI EAFE     CPI
------------------------------------------------------------------------------------------------------------------------------------
12/12/2001    10,000        10,000      10,000      10,000     10,000       10,000      10,000        10,000     10,000     10,000
12/31/2001    10,034        10,003      10,023      10,088      9,936       10,018      10,517        10,617     10,060      9,961
12/31/2002    10,075         9,965      10,068       7,858     10,956       10,188       8,990         8,442      8,485     10,197
12/31/2003    10,871        10,697      10,883      10,113     11,406       10,298      12,192        12,432     11,808     10,389
12/31/2004    11,377        11,152      11,424      11,212     11,901       10,425      14,202        14,710     14,251     10,798

Comparative performance of $10,000 invested in Class II shares of the Gartmore GVIT Investor Destinations Conservative Fund, Lehman Brothers U.S. Aggregate Bond Index (LB Aggregate Bond)(a), S&P 500 Index (S&P 500)(b), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE)(c), the S&P MidCap 400 Index(d), Russell 2000(e), the Citigroup 3-Month T-Bill Index(f), the Conservative Composite (old) Index (g), the Conservative Composite
(new) Index(h), and the Consumer Price Index (CPI)(i) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) LB U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
(b) S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(c) The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.
(d) The S&P MidCap 400 Index is an unmanaged index that measures the performance of mid-sized U.S. companies.
(e) The Russell 2000 Index is an unmanaged index of approximately 2,000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
(f) The Citigroup 3-Month T-Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).
(g) The Conservative Composite (old) is a combination of LB Aggregate Bond (35%), Citigroup 3-Month T-Bill Index (45%), S&P 500 (10%), MSCI EAFE (5%), and S&P MidCap 400 Index (5%).
(h) The Conservative Composite (new) is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Conservative Composite (new) is a combination of LB Aggregate Bond (35%), S&P 500 (20%), and Citigroup 3-Month T-Bill Index (45%).
(i) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
INVESTOR DESTINATIONS CONSERVATIVE FUND
 Class II                                           Actual       $1,000              $1,037             $2.87             0.56%
                                              Hypothetical(1)    $1,000              $1,022             $2.85             0.56%
 Class VI                                           Actual       $1,000              $1,039             $2.10             0.41%
                                              Hypothetical(1)    $1,000              $1,023             $2.09             0.41%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY          GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Mutual Funds                                                               80.0%
Fixed Contract                                                             20.0%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Holdings
--------------------------------------------------------------------------------
Gartmore Bond Index Fund, Institutional Class                              35.0%
Nationwide Fixed Contract, 3.50%                                           20.0%
Gartmore Morley Enhanced Income Fund, Institutional Class                  20.0%
Gartmore S&P 500 Index Fund, Institutional Class                            9.9%
Gartmore International Index Fund, Institutional Class                      5.0%
Gartmore Money Market Fund, Institutional Class                             5.0%
Gartmore Mid Cap Market Index Fund, Institutional Class                     5.0%
Other                                                                       0.1%
                                                                          ------
                                                                          100.0%
                                                                          ======


Top Industries
--------------------------------------------------------------------------------
Fixed Income Funds                                                         75.0%
Equity Funds                                                               20.0%
Money Market Fund                                                           5.0%
                                                                          ------
                                                                          100.0%
                                                                          ======

GARTMORE GVIT U.S. GROWTH LEADERS FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT U.S. Growth Leaders Fund returned 12.41% (Class I at NAV) versus 10.88% for its benchmark, the S&P 500(R) Index. For broader comparison, the average return for the Fund's Lipper peer category of Multi-Cap Growth Funds was 9.87%.

Much of the annual reporting period was characterized by lackluster returns as the U.S. stock markets took their directional cues from a wide array of factors, including unpredictable events such as the conflict in Iraq and the heated U.S. presidential election. By the end of the annual period, however, there were brighter market conditions that accounted for a large portion of the Fund's strong overall returns. In general, the Fund outperformed its benchmark primarily due to strong stock-selection decisions.

The strongest contributors to the Fund's returns were within the consumer discretionary sector, which performed relatively well during the entire period. Within this area, the Fund's hotel, restaurants and leisure positions, such as Mandalay Resort Group and Marriott International, Inc., added to Fund returns, since both of these companies benefited from strong booking rates. Mandalay's stock price also rose because the hotel/casino operator was acquired by MGM Mirage during the period, forming one of the world's largest casino operators. Stock selection within the industrials and health-care sectors also added to Fund returns.

On the downside, holdings within the information technology sector, the Fund's largest sector, detracted slightly from returns. Higher-beta areas of the market (beta is a measure of a sector's volatility vis-a-vis its index), such as the information technology sector, faced significant declines during the early part of the reporting period as investors were largely risk-averse. The Fund's semiconductor and semiconductor equipment holdings faced the steepest declines during the first half of 2004, driven partially by a perceived oversupply in chip production. Fortunately, information technology stocks held by the Fund, including those in the semiconductor and semiconductor equipment industry, led the market rally during the fourth quarter.

We plan to maintain the Fund's focus on investing in cyclical areas of the market (those that perform best during market recoveries); such as the information technology, consumer discretionary and industrials sectors. This positioning reflects the fact that we believe the stock market--and the U.S. economy in general--will continue to achieve solid growth throughout 2005. In line with this view, we most likely will de-emphasize traditionally defensive sectors of the market, such as the consumer staples sector, which we believe is currently trading at a premium.

PORTFOLIO MANAGERS: Christopher Baggini, CFA and Douglas Burtnick, CFA

FUND PERFORMANCE                          GARTMORE GVIT U.S. GROWTH LEADERS FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                             ONE
                                                             YEAR   INCEPTION(2)

Class I(3)                                                   12.41%      9.23%
--------------------------------------------------------------------------------
Class II(3)                                                  12.10%      9.08%
--------------------------------------------------------------------------------
Class III(4)                                                 12.45%      9.40%
--------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) Fund commenced operations on December 31, 2001.
(3) These returns until the creation of the Class I shares (June 3, 2002) and Class II shares (March 21, 2003) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I and Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.
(4) For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.


PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.


  Date             Class III             S&P 500 Index                CPI
12/31/2001          10,000                   10,000                 10,000
12/31/2002           7,641                    7,790                 10,238
12/31/2003          11,645                   10,025                 10,430
12/31/2004          13,094                   11,115                 10,841

Comparative performance of $10,000 invested in Class III shares of the Gartmore GVIT U.S. Growth Leaders Fund, Standard & Poor's 500 Index (S&P 500)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                               GARTMORE GVIT U.S. GROWTH LEADERS FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
US GROWTH LEADERS FUND

 Class I                                            Actual       $1,000              $1,097             $6.69             1.27%
                                              Hypothetical(1)    $1,000              $1,019             $6.46             1.27%
 Class II                                           Actual       $1,000              $1,095             $8.01             1.52%
                                              Hypothetical(1)    $1,000              $1,017             $7.74             1.52%
 Class III                                          Actual       $1,000              $1,098             $6.75             1.28%
                                              Hypothetical(1)    $1,000              $1,019             $6.52             1.28%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                         GARTMORE GVIT U.S. GROWTH LEADERS FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              96.2%
Cash Equivalents                                                            1.6%
Other Investments*                                                          7.7%
Liabilities in excess of other Assets**                                    -5.5%
                                                                          ------
                                                                          100.0%
                                                                          ======




Top Holdings***
--------------------------------------------------------------------------------
Capital One Financial Corp.                                                 5.5%
Franklin Resources, Inc.                                                    5.0%
Caterpillar, Inc.                                                           4.5%
Marriott International, Inc., Class A                                       4.2%
Tyco International Ltd.                                                     4.0%
Qlogic Corp.                                                                4.0%
Caremark Rx, Inc.                                                           4.0%
Nvidia Corp.                                                                4.0%
St. Jude Medical, Inc.                                                      3.9%
Google, Inc.                                                                3.7%
Other Holdings                                                             57.2%
                                                                          ------
                                                                          100.0%
                                                                          ======





Top Industries
--------------------------------------------------------------------------------
Healthcare                                                                 17.7%
Financial Services                                                         13.5%
Semiconductors                                                             12.8%
Computer Software & Services                                               11.6%
Retail                                                                      6.8%
Manufacturing                                                               6.7%
Hotels & Casinos                                                            5.9%
Machinery                                                                   4.5%
Transportation                                                              3.6%
Coal                                                                        3.4%
Other Industries                                                           13.5%
                                                                          ------
                                                                          100.0%
                                                                          ======

*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

*** For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

GARTMORE GVIT GLOBAL UTILITIES FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Global Utilities Fund returned 29.97% (Class I at NAV) versus 22.62% for its benchmark, 60% Morgan Stanley Capital International (MSCI) World Telecommunication Services Index(SM) 40% MSCI World Utilities Index(SM). For broader comparison, the average return for the Fund's Lipper peer category of Utility Funds was 25.09%.

Both utilities and telecommunication services--the two primary sectors in which the Fund invests--performed well during the period, especially in the fourth quarter. The period was characterized by strong cash flows that were used by many companies to reduce debt, buy back shares or raise dividends. In addition, there was an active mergers and acquisitions market, which not only is typically good for the companies being acquired but also tends to pique investors' interest in other companies that might be takeover candidates.

On a country basis, the Fund benefited from strong stock selection in the United States and the United Kingdom, as well as from an overweighting in Finland. On the other hand, our picks in France were not uniformly strong, and underweighting Canadian stocks was detrimental versus the Fund's benchmark.

From a sector standpoint, the Fund was aided by favorable stock picking and an overweighting in power utilities. Our strategy paid off because of high crude oil and natural gas prices, which we correctly anticipated would be passed on to consumers in the form of higher electricity prices. One of the holdings in this category that helped performance was TXU Corp., a Texas-based electric utility whose stock rebounded due to a new management team, an improving balance sheet and a renewed focus on TXU's core operations. Likewise, Fortum OYJ, a Finnish energy company, contributed to performance because of a successful restructuring story.

Overweighting U.K. water stocks also benefited the Fund. In this case, we anticipated favorable changes in the industry stemming from a regulatory review that takes place once every five years. AWG, plc, Northumbrian Water Group plc and United Utilities plc were three stocks that registered solid double-digit gains in response to these developments.

Conversely, Fund performance was hurt by a significant underweighting in AT&T Wireless Services, Inc., which was bought by rival wireless service provider Cingular Wireless LLC. Also weighing on Fund performance was Excel Coal Ltd., an Australian coal producer that we thought would benefit from rising coal prices. Excel Coal, however, underperformed and, accordingly, we sold the stock.

In the fourth quarter, energy prices began to back off from their recent highs. We believe, however, that crude oil and natural gas could find higher equilibrium levels than in past years due to ever-increasing worldwide demand and the dwindling supply of easily recoverable fossil fuels. We also remain relatively optimistic about telecommunication companies; we expect them to be helped by a better mix of services, industry consolidation and a steadily improving regulatory environment over the long term.

PORTFOLIO MANAGER: Ben Walker

FUND PERFORMANCE                             GARTMORE GVIT GLOBAL UTILITIES FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                              ONE
                                                              YEAR  INCEPTION(2)

Class I(3)                                                   29.97%      6.57%
--------------------------------------------------------------------------------
Class II(3)                                                  29.56%      6.36%
--------------------------------------------------------------------------------
Class III(4)                                                 29.95%      6.62%
--------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) Fund commenced operations on December 28, 2001.
(3) These returns until the creation of the Class I shares (May 10, 2002) and Class II shares (March 28, 2003) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I and Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.
(4) For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

  Date             Class III            Composite       MSCI World Utilities (40%)   MSCI World Telecom (60%)       (CPI)
12/31/2001          10,000                10,000                  10,000                      10,000                10,000
12/31/2002           7,515                 7,754                   8,463                       7,146                10,238
12/31/2003           9,331                 9,875                  10,943                       9,001                10,430
12/31/2004          12,125                12,108                  14,166                      10,631                10,841

Comparative performance of $10,000 invested in Class III shares of the Gartmore GVIT Global Utilities Fund, Morgan Stanley Capital International (MSCI) World Telecommunication Services IndexSM(MSCI World Telecommunication Services)(a), Morgan Stanley Capital International World Utilities Index (MSCI World Utilities)(b), the Gartmore GVIT Global Utilities Composite Index (Composite)(c) and the Consumer Price Index (CPI)(d) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) MSCI World Telecommunication Services is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global utilities sector.
(b) MSCI World Utilities is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the utilities sector, which includes industry groups such as electric, gas, multi-utilities, and unregulated power and water.
(c) The Composite is a combination of MSCI World Telecommunication Services (60%) and MSCI World Utilities (40%).
(d) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                  GARTMORE GVIT GLOBAL UTILITIES FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
GLOBAL UTILITIES FUND

 Class I                                            Actual       $1,000              $1,233             $6.06             1.08%
                                              Hypothetical(1)    $1,000              $1,020             $5.50             1.08%
 Class II                                           Actual       $1,000              $1,231             $7.40             1.32%
                                              Hypothetical(1)    $1,000              $1,018             $6.72             1.32%
 Class III                                          Actual       $1,000              $1,233             $5.95             1.06%
                                              Hypothetical(1)    $1,000              $1,020             $5.40             1.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                            GARTMORE GVIT GLOBAL UTILITIES FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.



Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                             104.0%
Liabilities in excess of other Assets                                      -4.0%
                                                                          ------
                                                                          100.0%
                                                                          ======




Top Holdings
--------------------------------------------------------------------------------
Vodafone Group PLC                                                          8.6%
Verizon Communications, Inc.                                                6.1%
Telefonica SA                                                               4.8%
Deutsche Telekom AG                                                         3.6%
E. ON AG                                                                    3.0%
France Telecom SA                                                           2.9%
Exelon Corp.                                                                2.8%
Suez SA                                                                     2.6%
ConocoPhillips                                                              2.3%
OMV AG                                                                      2.2%
Other Holdings                                                             61.1%
                                                                          ------
                                                                          100.0%
                                                                          ======





Top Industries
--------------------------------------------------------------------------------
Telecommunications                                                         48.4%
Gas & Electric Utility                                                     19.9%
Electric Utility                                                           13.5%
Oil & Gas Utility                                                          11.1%
Water Utility                                                              10.1%
Building & Construction                                                     1.0%
                                                                          ------
                                                                          104.0%*
                                                                          ======

* The aggregate market value of the industries exceeds 100% since the percents shown are not expressed as a percentage of total market value. Instead, these percents are expressed as a percentage of the total net assets of the Funds, which have been reduced by accrued, net liabilities of the Fund.

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Global Financial Services Fund returned 20.99% (Class I at NAV) versus 18.14% for its benchmark, the Morgan Stanley Capital International (MSCI) World Financials Index. For broader comparison, the average return for the Fund's Lipper peer category of Specialty/Miscellaneous Funds was 6.78%.

Despite a short lull in performance during the middle months of the annual period, the global financial services sector experienced strong growth during the full reporting period. Performance during the year was driven by low interest rates, which gradually rose during the latter half of the period, and a steep yield curve--the relationship between yields and maturity dates for a set of similar bonds--that allowed companies to lend at lower rates and invest at higher rates. Two other factors that affected performance were increased merger and consolidation activity and investors' belief that the Federal Reserve would continue to raise interest rates at a measured pace. The Fund posted strong returns within this environment, outperforming the Index partly because of our industry and country allocation decisions, but primarily due to individual stock selection.

Commercial banks were the greatest contributors to the Fund's return, due to the fact that many banks achieved strong revenue gains spurred on, in part, by the positive macroeconomic environment. The strongest performance contributors included Bank of America Corp., Governor & Co. of the Bank of Ireland and The Royal Bank of Scotland Group plc. Other positive areas for the Fund included industries such as thrifts and mortgages, as well as capital markets. Thrift and mortgage contributions, in particular, were propelled by overweight positions in Hypo Real Estate Holding AG, a German financial holding company, and diversified mortgage financing company Countrywide Financial Corp. Top contributors in the capital markets area included Investors Financial Services Corp. and UBS AG.

Each of the Fund's major industry positions made a positive contribution to the Fund's return. Some individual holdings, however, limited the Fund's return. AmeriTrade Holding Corp. was the greatest detractor to Fund performance due to the company's slowdown in retail trading volume during the year. Insurance company American International Group, Inc. also hurt Fund returns.

The Federal Reserve made it clear during the fourth quarter that it intends to raise interest rates at a gradual pace, a fact that bodes well for companies in the financial services sector. Accordingly, we plan to maintain generally similar industry positions within the Fund in the coming months. The Fund is likely to keep its modest overweight position in U.S. securities. We also plan to maintain a substantial position within commercial banks, though we will be a bit more selective, since we believe that valuations are not as attractive as they once were and that commercial bank revenue growth might become more difficult to achieve in the coming months.

PORTFOLIO MANAGERS: Douglas Burtnick, CFA and Stuart Quint, CFA

FUND PERFORMANCE                    GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)


                                                             ONE
                                                             YEAR   INCEPTION(2)

Class I(3)                                                   20.99%     14.85%
--------------------------------------------------------------------------------
Class II(3)                                                  20.76%     14.57%
--------------------------------------------------------------------------------
Class III(4)                                                 21.13%     14.89%
--------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) Fund commenced operations on December 28, 2001.
(3) These returns until the creation of the Class I shares (May 10, 2002) and Class II shares (March 28, 2003) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I and Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.
(4) For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.


PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

  Date             Class III          MSCI World/Financials           CPI
12/28/2001           10,000                   10,000                10,000
12/31/2001           10,002                   10,000                10,000
12/31/2002            8,861                    8,407                10,238
12/31/2003           12,534                   11,745                10,430
12/31/2004           15,182                   13,877                10,841

Comparative performance of $10,000 invested in Class III shares of the Gartmore GVIT Global Financial Services Fund, Morgan Stanley Capital International World Financials Index (MSCI World Financials)(a), and the Consumer Price Index
(CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) The MSCI World Financials is an an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global financial services sector.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                         GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
GLOBAL FINANCIAL SERVICES FUND

 Class I                                            Actual       $1,000              $1,156             $6.99             1.29%
                                              Hypothetical(1)    $1,000              $1,019             $6.57             1.29%
 Class II                                           Actual       $1,000              $1,155             $8.34             1.54%
                                              Hypothetical(1)    $1,000              $1,017             $7.84             1.54%
 Class III                                          Actual       $1,000              $1,157             $6.78             1.25%
                                              Hypothetical(1)    $1,000              $1,019             $6.36             1.25%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                   GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.




Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              98.3%
Cash Equivalents                                                            1.1%
Other Assets in excess of Liabilities                                       0.6%
                                                                          ------
                                                                          100.0%
                                                                          ======




Top Holdings*
--------------------------------------------------------------------------------
Bank Of America Corp.                                                       4.8%
Citigroup, Inc.                                                             4.6%
Royal Bank of Scotland Group PLC                                            3.6%
Hang Lung Group Ltd.                                                        3.3%
UBS AG                                                                      3.2%
HSBC Holdings PLC                                                           3.0%
Bank of Ireland                                                             2.9%
BNP Paribas SA                                                              2.9%
American International Group, Inc.                                          2.5%
Hypo Real Estate Holding AG                                                 2.5%
Other Holdings                                                             66.7%
                                                                          ------
                                                                          100.0%
                                                                          ======






Top Industries
--------------------------------------------------------------------------------
Financial Services                                                         47.1%
Banking                                                                    40.2%
Insurance                                                                  11.0%
Other Industries                                                            1.7%
                                                                          ------
                                                                          100.0%
                                                                          ======

* For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

GARTMORE GVIT DEVELOPING MARKETS FUND

For the annual period ended Dec. 31, 2004, the Gartmore GVIT Developing Markets Fund returned 19.78% (Class II at NAV) versus 25.95% for its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index. For broader comparison, the average return for the Fund's Lipper peer category of Emerging Markets Funds was 22.95%.

Though developing stock markets generally enjoyed a strong year in 2004, the Fund underperformed its benchmark during the period. On a country basis, Taiwan, South Korea and Thailand were the largest detractors from Fund performance. Our view on Asia was positive, as we thought many stocks in the region offered more attractive valuations and stronger earnings prospects than equities in other emerging markets. Unfortunately, investment funds flowed out of Asia and into Eastern Europe and Latin America during much of the period. Investors' interest in Eastern Europe was driven by the excitement surrounding European Union (EU) expansion, with stock markets in Hungary, the Czech Republic and Poland--all of which formally joined the EU in May 2004--outperforming the Index by wide margins. We underweighted all three countries because of our concern that valuations there were getting too expensive.

Many of the biggest detractors in our Asian holdings were technology stocks. For example, shares of Accton Technology Corp. and Taiwan Semiconductor Manufacturing Co. Ltd.--both Taiwan-based chipmakers--were victims of the global oversupply and weakness in demand for semiconductors following the first quarter of 2004. Korean holding Samsung Electro-Mechanics Co., Ltd., a manufacturer of resistors and other electrical components, also held back performance.

On the positive side, Russia was the country most beneficial to performance, as the Fund's holdings there outperformed those in the benchmark by a wide margin. To a large degree, this was because of our lack of exposure to Russian oil giant OAO NK YUKOS, whose stock plunged in the wake of the forced sale of the company's main production subsidiary. For similar reasons, energy was the sector that provided the biggest boost to the Fund's relative performance. Other countries that had a positive impact on the Fund compared to the benchmark were China, India and Mexico.

The Fund also benefited from an overweighting in the surging financial services sector. We liked financial services stocks for their compelling valuations and because they afforded us a way to raise the Fund's exposure to domestic consumption in various countries. This was an important consideration, given the fact that the U.S. dollar's weakness has been hurting foreign exporters recently. Financial holdings that aided performance included two South African holdings, Absa Group Ltd. and African Bank Investments Ltd., as well as Mexican bank Grupo Financiero Banorte, S.A. de C.V.

We look for global economic growth and corporate earnings to slow somewhat in the coming months while still being generally supportive of a continuing worldwide expansion. We still like the values and growth potential in Asia, and barring further surprises, such as China's announcement last spring of its intention to try to put the brakes on economic growth there, we could see Asian equities deliver better relative performance in 2005 in comparison to those of developed countries.

PORTFOLIO MANAGERS: Philip Ehrmann and Peter Dalgliesh

FUND PERFORMANCE                           GARTMORE GVIT DEVELOPING MARKETS FUND

AVERAGE ANNUAL TOTAL RETURN(1)
(For Periods Ended December 31, 2004)

                                                                                                       ONE     FIVE
                                                                                                      YEAR     YEARS   INCEPTION(2)

Class II(2)                                                                                            19.78%    2.81%      2.59%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Not subject to any sales charges.
(2) The Fund's predecessor, the Montgomery Variable Series: Emerging Markets Fund, commenced operations on February 2, 1996. As of June 23, 2003, the Gartmore GVIT Developing Markets Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Montgomery Variable Series: Emerging Markets Fund. At that time the Gartmore GVIT Developing Markets Fund took on the performance of the Montgomery Variable Series: Emerging Markets Fund.


PERFORMANCE OF A $10,000 INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.

  Date             Class II         MSCI EM (Emerging Markets)          CPI
2/2/1996            10,000                    10,000                  10,000
12/31/1996          10,679                     9,899                  10,272
12/31/1997          10,617                     8,753                  10,447
12/31/1998           6,633                     6,535                  10,615
12/31/1999          10,932                    10,874                  10,900
12/31/2000           7,811                     7,546                  11,269
12/31/2001           7,268                     7,367                  11,444
12/31/2002           6,564                     6,925                  11,716
12/31/2003          10,482                    10,822                  11,937
12/31/2004          12,556                    13,630                  12,406

Comparative performance of $10,000 invested in Class II shares of the Gartmore GVIT Developing Markets Fund, Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
(a) The MSCI Emerging Markets is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

SHAREHOLDER                                GARTMORE GVIT DEVELOPING MARKETS FUND
EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)
                                                                Beginning            Ending            Expenses
                                                             Account Value,      Account Value,          Paid          Annualized
                                                              July 1, 2004     December 31, 2004    During Period*   Expense Ratio*
                                                             --------------    -----------------    --------------   --------------
DEVELOPING MARKETS FUND
 Class II                                           Actual       $1,000              $1,219             $10.21            1.83%
                                              Hypothetical(1)    $1,000              $1,016             $ 9.32            1.83%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

(1)  Represents the hypothetical 5% return before expenses.

PORTFOLIO SUMMARY                          GARTMORE GVIT DEVELOPING MARKETS FUND
(December 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.


Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              96.4%
Participation Notes                                                         3.3%
Preferred Stock                                                             0.3%
Foreign Bond                                                                0.0%
Other Investments*                                                          0.2%
Liabilities in excess of other assets**                                    -0.2%
                                                                          ------
                                                                          100.0%
                                                                          ======




Top Holdings
--------------------------------------------------------------------------------
Samsung Electronics                                                         3.8%
ABSA Group Ltd.                                                             2.1%
America Movil SA de CV ADR                                                  2.0%
E.Sun Financial Holding Co. Ltd.                                            1.9%
Far Eastern Textile Co. Ltd.                                                1.8%
INI Steel Co.                                                               1.8%
Cathay Financial Holding Co. Ltd.                                           1.7%
Lewis Group Ltd.                                                            1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.                                 1.6%
BHP Billiton PLC                                                            1.6%
Other Holdings                                                             80.0%
                                                                          ------
                                                                          100.0%
                                                                          ======






Top Industries
--------------------------------------------------------------------------------
Banking                                                                    16.0%
Telecommunications                                                         13.0%
Oil & Gas                                                                   9.5%
Electronics                                                                 8.5%
Financial Services                                                          7.1%
Retail                                                                      5.5%
Metals & Mining                                                             4.8%
Steel                                                                       4.5%
Diversified Operations                                                      3.7%
Coal                                                                        3.3%
Other Industries                                                           24.1%
                                                                          ------
                                                                          100.0%
                                                                          ======

*    Includes value of collateral received from securities lending.

**   Includes value of collateral owed from securities lending.

                       GARTMORE VARIABLE INSURANCE TRUST

                         GARTMORE GVIT NATIONWIDE FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (97.4%)
Aerospace/Defense (1.2%)
Northrop Grumman Corp.                                242,924   $     13,205,348
Raytheon Co.                                          139,550          5,418,727
                                                                 ---------------
                                                                      18,624,075
                                                                 ---------------
Airlines (0.5%)
Southwest Airlines Co.                                499,690          8,134,953
                                                                 ---------------
Auto/Truck Parts & Equipment (0.8%)
Autoliv, Inc.                                          91,999          4,443,552
Johnson Controls, Inc.                                119,450          7,577,908
                                                                 ---------------
                                                                      12,021,460
                                                                 ---------------
Banks (5.3%)
Bank of America Corp.                                 432,508         20,323,551
Bank of New York Co., Inc.                            502,200         16,783,524
Wachovia Corp.                                        581,232         30,572,803
Zions Bancorp                                         246,933         16,798,852
                                                                 ---------------
                                                                      84,478,730
                                                                 ---------------
Broadcast Media/Cable Television (1.2%)
Clear Channel Communications, Inc.                    158,819          5,318,848
Comcast Corp., Class A (b)                            257,621          8,573,627
Viacom, Inc., Class B                                 161,128          5,863,448
                                                                 ---------------
                                                                      19,755,923
                                                                 ---------------
Building & Construction (0.5%)
Lafarge Corp.                                         117,168          6,013,061
Pulte Corp.                                            32,062          2,045,556
                                                                 ---------------
                                                                       8,058,617
                                                                 ---------------
Capital Goods (4.4%)
General Electric Co.                                1,871,015         68,292,047
PACCAR, Inc.                                           14,395          1,158,510
                                                                 ---------------
                                                                      69,450,557
                                                                 ---------------
Chemicals (1.1%)
Ashland, Inc.                                          60,900          3,555,342
Dow Chemical Co.                                      279,531         13,839,580
                                                                 ---------------
                                                                      17,394,922
                                                                 ---------------
Commercial Services (0.3%)
First Data Corp.                                      103,314          4,394,978
                                                                 ---------------
Computer Equipment (2.3%)
Apple Computer, Inc. (b)                               20,000          1,288,000
Dell, Inc. (b)                                        429,069         18,080,967
Hewlett Packard Co.                                   213,800          4,483,386
International Business Machines Corp.                 127,139         12,533,363
                                                                 ---------------
                                                                      36,385,716
                                                                 ---------------
Computer Networks (1.5%)
Cisco Systems, Inc. (b)                             1,238,932         23,911,388
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Computer Software & Services (5.9%)
Affiliated Computer Services, Class A (b)              81,487   $      4,904,703
Business Objectives S.A. ADR-FR (b)                   374,453          9,488,639
Computer Sciences Corp. (b)                           150,800          8,500,596
EMC Corp. (b)                                       1,111,300         16,525,031
Microsoft Corp.                                     1,736,516         46,382,342
NCR Corp. (b)                                         101,449          7,023,314
                                                                 ---------------
                                                                      92,824,625
                                                                 ---------------
Conglomerates (2.3%)
Ingersoll Rand Co.                                    450,422         36,168,887
                                                                 ---------------
Consumer Products (3.0%)
Coach, Inc. (b)                                       185,134         10,441,557
Estee Lauder Cos., Class A                            181,310          8,298,559
Fortune Brands, Inc.                                  119,642          9,233,970
Gillette Co.                                          233,000         10,433,740
Procter & Gamble Co.                                  169,730          9,348,728
                                                                 ---------------
                                                                      47,756,554
                                                                 ---------------
Containers -- Metal/Glass (0.2%)
Owens-Illinois, Inc. (b)                              123,300          2,792,745
                                                                 ---------------
Cruise Lines (0.6%)
Royal Caribbean Cruises Ltd.                          175,807          9,570,933
                                                                 ---------------
Drugs (1.6%)
Amgen, Inc. (b)                                       165,690         10,629,014
Eli Lilly & Co.                                       163,951          9,304,219
Merck & Co., Inc.                                     169,710          5,454,479
                                                                 ---------------
                                                                      25,387,712
                                                                 ---------------
Financial Services (8.0%)
Bear Stearns Cos., Inc.                                66,500          6,803,615
CIT Group, Inc.                                       411,070         18,835,228
Citigroup, Inc.                                       364,809         17,576,498
Countrywide Credit Industries, Inc.                   415,921         15,393,236
Freddie Mac                                            85,200          6,279,240
Goldman Sachs Group, Inc.                             167,385         17,414,735
J.P. Morgan Chase & Co.                               361,560         14,104,456
Lehman Brothers Holding, Inc.                          62,000          5,423,760
MBNA Corp.                                            309,000          8,710,710
Merrill Lynch & Co., Inc.                             142,316          8,506,227
Morgan Stanley                                        152,933          8,490,840
                                                                 ---------------
                                                                     127,538,545
                                                                 ---------------
Food & Beverage (3.4%)
Adolph Coors Co., Class B                              78,340          5,927,988
Anheuser Busch Cos., Inc.                             220,839         11,203,162
Archer-Daniels-Midland Co                             363,640          8,112,808
Campbell Soup Co.                                     537,000         16,050,930
PepsiCo, Inc.                                         146,218          7,632,580
Tyson Foods, Inc., Class A                            292,100          5,374,640
                                                                 ---------------
                                                                      54,302,108
                                                                 ---------------

128

                       GARTMORE VARIABLE INSURANCE TRUST

                         GARTMORE GVIT NATIONWIDE FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Healthcare (6.8%)
Aetna, Inc.                                            76,813   $      9,582,422
Biogen Idec, Inc. (b)                                 113,507          7,560,701
Johnson & Johnson, Inc.                               466,405         29,579,405
St. Jude Medical, Inc. (b)                            193,800          8,126,034
Triad Hospitals, Inc. (b)                             204,750          7,618,748
Unitedhealth Group, Inc.                              416,592         36,672,593
Wellpoint, Inc. (b)                                    73,800          8,487,000
                                                                 ---------------
                                                                     107,626,903
                                                                 ---------------
Hotels/Motels (1.5%)
Starwood Hotels & Resorts Worldwide                   414,079         24,182,214
                                                                 ---------------
Instruments (0.4%)
Thermo Electron Corp. (b)                             195,441          5,900,364
                                                                 ---------------
Insurance (4.8%)
Allstate Corp.                                        354,835         18,352,066
American International Group, Inc.                    382,846         25,141,497
Fidelity National Financial, Inc.                     161,900          7,393,973
Lincoln National Corp.                                181,004          8,449,267
MetLife, Inc.                                         246,324          9,978,585
Prudential Financial, Inc.                            120,000          6,595,200
                                                                 ---------------
                                                                      75,910,588
                                                                 ---------------
Manufacturing (4.2%)
Danaher Corp.                                         134,960          7,748,054
Eaton Corp.                                             7,900            571,644
Illinois Tool Works, Inc.                             117,017         10,845,136
Leggett & Platt, Inc.                                  33,220            944,445
Parker Hannifin Corp.                                 100,350          7,600,509
Tyco International Ltd.                             1,063,188         37,998,338
                                                                 ---------------
                                                                      65,708,126
                                                                 ---------------
Medical Products (0.4%)
Bausch & Lomb, Inc.                                    90,539          5,836,144
                                                                 ---------------
Metals (1.3%)
Alcoa, Inc.                                           124,920          3,924,986
Phelps Dodge Corp.                                    161,831         16,008,323
                                                                 ---------------
                                                                      19,933,309
                                                                 ---------------
Multimedia (1.6%)
Dreamworks Animation SKG, Inc. (b)                     12,370            463,999
EchoStar Communications Corp., Class A                135,257          4,495,943
Time Warner, Inc. (b)                                 776,485         15,094,867
Walt Disney Co. (The)                                 187,202          5,204,216
                                                                 ---------------
                                                                      25,259,025
                                                                 ---------------
Office Automation & Equipment (0.4%)
Xerox Corp. (b)                                       337,100          5,734,071
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Oil & Gas (9.7%)
Apache Corp.                                          335,070   $     16,944,490
BJ Services Co.                                        59,700          2,778,438
ChevronTexaco Corp.                                   784,592         41,198,926
Conocophillips                                        132,356         11,492,471
Exxon Mobil Corp.                                     304,758         15,621,895
Nabors Industries Ltd. (b)                            344,490         17,668,892
Oneok, Inc.                                           239,800          6,815,116
Schlumberger Ltd.                                     239,280         16,019,796
Sempra Energy                                         192,370          7,056,132
Transocean, Inc. (b)                                  161,504          6,846,155
Unocal Corp.                                           50,000          2,162,000
Weatherford International, Inc. (b)                     2,800            143,640
Williams Cos., Inc. (The)                             617,956         10,066,503
                                                                 ---------------
                                                                     154,814,454
                                                                 ---------------
Paper & Forest Products (2.0%)
Georgia Pacific Corp.                                 192,300          7,207,404
International Paper Co.                               396,721         16,662,282
Meadwestvaco Corp.                                    229,753          7,786,329
                                                                 ---------------
                                                                      31,656,015
                                                                 ---------------
Pharmaceuticals (1.9%)
Genentech, Inc. (b)                                   141,588          7,708,051
Pfizer, Inc.                                          568,169         15,278,064
Shire Pharmaceuticals Group PLC                       243,600          7,783,020
ADR-GB
                                                                 ---------------
                                                                      30,769,135
                                                                 ---------------
Restaurants (1.5%)
McDonald's Corp.                                      760,253         24,373,711
                                                                 ---------------
Retail (6.6%)
Albertson's, Inc.                                   1,142,047         27,272,083
Costco Wholesale Corp.                                148,800          7,203,408
Dollar General                                        377,507          7,840,820
Federated Department Stores, Inc.                     143,107          8,270,154
Home Depot, Inc.                                      167,027          7,138,734
Kohl's Corp. (b)                                      206,248         10,141,214
Office Depot, Inc. (b)                                332,680          5,775,325
Officemax, Inc.                                       212,043          6,653,909
Radioshack Corp.                                       74,814          2,459,884
Staples, Inc.                                          25,000            842,750
Target Corp.                                          206,346         10,715,548
Wal-Mart Stores, Inc.                                 206,092         10,885,779
                                                                 ---------------
                                                                     105,199,608
                                                                 ---------------
Semiconductors (2.1%)
Freescale Semiconductor, Inc. (b)                      30,550            560,898
Intel Corp.                                           609,824         14,263,783
Microchip Technology, Inc.                            392,392         10,461,171
Texas Instruments, Inc.                               294,122          7,241,284
                                                                 ---------------
                                                                      32,527,136
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                         GARTMORE GVIT NATIONWIDE FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Telecommunications (3.1%)
Motorola, Inc.                                        286,390   $      4,925,908
Qualcomm, Inc.                                        127,422          5,402,693
Qwest Communications Intl. (b)                      3,433,963         15,246,795
SBC Communications, Inc.                              279,575          7,204,648
Sprint Corp.                                          345,196          8,578,120
Verizon Communications                                157,950          6,398,555
Vodafone Group PLC ADR-GB                              51,400          1,407,332
                                                                 ---------------
                                                                      49,164,051
                                                                 ---------------
Tobacco (1.9%)
Altria Group, Inc.                                    373,638         22,829,282
Reynolds American, Inc.                                85,300          6,704,580
                                                                 ---------------
                                                                      29,533,862
                                                                 ---------------
Transportation (1.7%)
Burlington Northern Santa Fe Corp.                    269,629         12,756,148
J.B. Hunt Transport Services, Inc.                    307,216         13,778,638
                                                                 ---------------
                                                                      26,534,786
                                                                 ---------------
Utilities (1.4%)
Constellation Energy Group                            189,400          8,278,674
P G & E Corp. (b)                                     174,700          5,814,016
TXU Corp.                                             118,570          7,654,879
                                                                 ---------------
                                                                      21,747,569
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,541,364,499
                                                                 ---------------

COMMERCIAL PAPER (2.9%)
Banks -- Foreign (2.2%)
UBS Finance (DE) LLC,
2.23%, 01/03/05                                   $34,090,000         34,085,777
                                                                 ---------------
Finance -- Diversified (0.7%)
Rabobank USA Finance Corp, 2.17%, 01/03/
05                                                 11,746,000         11,743,876
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                45,829,653
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (3.9%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds
-- footnote 2 (Securities Lending)           $     61,401,467   $     61,401,467
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES
HELD AS COLLATERAL FOR
SECURITIES LENDING                                                    61,401,467
                                                                 ---------------
TOTAL INVESTMENTS
(COST $1,470,080,973) (A) -- 104.2%                                1,648,595,619
LIABILITIES IN EXCESS
OF OTHER ASSETS -- (4.2)%                                            (66,733,843)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $  1,581,861,776
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)      Denotes a non-income producing security.

ADR      American Depositary Receipt

FR       France

GB       United Kingdom

At December 31, 2004 the Fund's open futures contracts were as follows:


                                                                                                      MARKET VALUE     UNREALIZED
                             NUMBER OF                                     LONG                        COVERED BY     APPRECIATION/
                             CONTRACTS                                  CONTRACTS*      EXPIRATION     CONTRACTS     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
                                 7                                   S&P 500 Futures     03/18/05      $2,123,975        $19,775


* Cash pledged as collateral.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                           GARTMORE GVIT GROWTH FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (98.8%)
Banks (0.8%)
Investors Financial Services Corp.                     40,340   $      2,016,193
                                                                 ---------------
Building -- Residential (0.6%)
Lennar Corp.                                           25,750          1,459,510
                                                                 ---------------
Business Services (2.5%)
Caremark Rx, Inc. (b)                                  71,190          2,807,022
Manpower, Inc.                                         56,500          2,728,950
Monster Worldwide, Inc. (b)                            26,600            894,824
                                                                 ---------------
                                                                       6,430,796
                                                                 ---------------
Chemicals (1.1%)
Praxair, Inc.                                          66,000          2,913,900
                                                                 ---------------
Coal (0.7%)
Peabody Energy Corp.                                   24,180          1,956,404
                                                                 ---------------
Computer Equipment (4.5%)
AutoDesk, Inc.                                         33,440          1,269,048
Dell, Inc. (b)                                        155,790          6,564,991
EMC Corp. (b)                                         269,100          4,001,517
                                                                 ---------------
                                                                      11,835,556
                                                                 ---------------
Computer Networks (2.5%)
Cisco Systems, Inc. (b)                               214,140          4,132,902
Macromedia, Inc. (b)                                   80,170          2,494,890
                                                                 ---------------
                                                                       6,627,792
                                                                 ---------------
Computer Software & Services (8.8%)
Adobe Systems, Inc.                                    23,120          1,450,549
Cognizant Technology Solutions Corp. (b)               49,000          2,074,170
Google, Inc. (b)                                       14,000          2,703,400
Hyperion Solutions Corp. (b)                           46,000          2,144,520
International Business Machines Corp.                  26,810          2,642,930
McAfee, Inc. (b)                                       53,000          1,533,290
Microsoft Corp.                                       291,840          7,795,046
Yahoo! Inc. (b)                                        70,270          2,647,774
                                                                 ---------------
                                                                      22,991,679
                                                                 ---------------
Consumer Products (3.3%)
Fortune Brands, Inc.                                   32,680          2,522,242
Gillette Co.                                           92,600          4,146,629
Procter & Gamble Co.                                   36,440          2,007,115
Sotheby's Holdings, Inc. (b)                               32                581
                                                                 ---------------
                                                                       8,676,567
                                                                 ---------------
Drugs (6.9%)
Abbott Laboratories                                    96,900          4,520,385
Biogen Idec, Inc. (b)                                  20,030          1,334,198
Eli Lilly & Co.                                        33,900          1,923,825
Pfizer, Inc.                                          270,040          7,261,376
Wyeth                                                  71,700          3,053,703
                                                                 ---------------
                                                                      18,093,487
                                                                 ---------------

--------------------------------------------------------------------------------
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Electronics (5.8%)
3M Co.                                                 31,850   $      2,613,930
Intel Corp.                                           333,690          7,805,009
L-3 Communications Holdings, Inc.                      24,460          1,791,450
Tech Data Corp. (b)                                    63,940          2,902,876
                                                                 ---------------
                                                                      15,113,265
                                                                 ---------------
Financial Services (7.7%)
American Express Corp.                                 72,910          4,109,936
Capital One Financial Corp.                            64,070          5,395,334
E*Trade Financial Corp. (b)                            87,450          1,307,378
Franklin Resources, Inc.                               56,310          3,921,992
Goldman Sachs Group, Inc.                              23,700          2,465,748
Morgan Stanley                                         24,600          1,365,792
T. Rowe Price Group, Inc.                              28,370          1,764,614
                                                                 ---------------
                                                                      20,330,794
                                                                 ---------------
Food & Beverage (3.0%)
Panera Bread Co. (b)                                   16,110            649,555
PepsiCo, Inc.                                         113,870          5,944,015
Starbucks Corp. (b)                                    22,040          1,374,414
                                                                 ---------------
                                                                       7,967,984
                                                                 ---------------
Healthcare (7.5%)
Aetna, Inc.                                            16,620          2,073,345
Amgen, Inc. (b)                                        85,290          5,471,353
Fisher Scientific International, Inc. (b)              35,980          2,244,432
Johnson & Johnson                                      85,980          5,452,852
UnitedHealth Group, Inc.                               51,330          4,518,580
                                                                 ---------------
                                                                      19,760,562
                                                                 ---------------
Hotels & Casinos (2.7%)
Marriott International, Inc.                           68,500          4,314,130
MGM MIRAGE (b)                                         39,460          2,870,320
                                                                 ---------------
                                                                       7,184,450
                                                                 ---------------
Insurance (1.8%)
American International Group, Inc.                     50,330          3,305,171
Hartford Financial Services Group, Inc.                22,300          1,545,613
                                                                 ---------------
                                                                       4,850,784
                                                                 ---------------
Manufacturing (7.6%)
American Standard Cos., Inc. (b)                       33,980          1,404,054
Caterpillar, Inc.                                      37,670          3,673,202
Danaher Corp.                                          34,430          1,976,626
General Electric Co.                                   78,200          2,854,300
Ingersoll-Rand Co., Class A                            36,650          2,942,995
Textron, Inc.                                          42,760          3,155,688
Tyco International Ltd.                               107,110          3,828,111
                                                                 ---------------
                                                                      19,834,976
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                           GARTMORE GVIT GROWTH FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Medical Products (5.2%)
Eyetech Pharmaceuticals, Inc. (b)                      60,920   $      2,771,860
Genentech, Inc. (b)                                    52,560          2,861,366
St. Jude Medical, Inc. (b)                             92,490          3,878,106
Varian Medical Systems, Inc. (b)                       39,400          1,703,656
Zimmer Holdings, Inc. (b)                              31,840          2,551,021
                                                                 ---------------
                                                                      13,766,009
                                                                 ---------------
Multimedia (2.5%)
News Corp., Class A                                    90,620          1,690,969
Walt Disney Co. (The)                                 116,450          3,237,310
XM Satellite Radio Holdings, Inc. (b)                  40,510          1,523,986
                                                                 ---------------
                                                                       6,452,265
                                                                 ---------------
Oil & Gas (1.5%)
EOG Resources, Inc.                                    22,080          1,575,629
Nabors Industries Ltd. (b)                             48,370          2,480,897
                                                                 ---------------
                                                                       4,056,526
                                                                 ---------------
Pipelines (0.8%)
Enbridge Energy Management LLC. (b)                        64              3,169
Kinder Morgan Managment LLC (b)                            42              1,709
Questar Corp.                                          41,500          2,114,840
                                                                 ---------------
                                                                       2,119,718
                                                                 ---------------
Railroads (0.8%)
Canadian National Railway Co.                          32,150          1,969,188
                                                                 ---------------
Retail (9.2%)
CVS Corp.                                              34,750          1,566,183
Home Depot, Inc. (The)                                 62,590          2,675,097
Lowe's Cos., Inc.                                      67,230          3,871,776
Nordstrom, Inc.                                        58,120          2,715,948
Pacific Sunwear of California, Inc. (b)                76,520          1,703,335
Petco Animal Supplies, Inc. (b)                        68,430          2,701,616
Target Corp.                                           74,630          3,875,536
Wal-Mart Stores, Inc.                                  89,170          4,709,958
                                                                 ---------------
                                                                      23,819,449
                                                                 ---------------
Semiconductors (7.3%)
Broadcom Corp. (b)                                     49,660          1,603,025
International Rectifier Corp. (b)                      38,850          1,731,545
Lam Research Corp. (b)                                 98,330          2,842,720
Nvidia Corp. (b)                                      121,220          2,855,943
QLogic Corp. (b)                                      119,790          4,399,887
Sigmatel, Inc (b)                                      48,460          1,721,784
Silicon Image, Inc. (b)                                75,040          1,235,158
Texas Instruments, Inc.                               107,500          2,646,650
                                                                 ---------------
                                                                      19,036,712
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Telecommunications (2.2%)
Juniper Networks, Inc. (b)                             72,510   $      1,971,547
Qualcomm, Inc.                                         90,550          3,839,320
                                                                 ---------------
                                                                       5,810,867
                                                                 ---------------
Transportation Services (1.5%)
C.H. Robinson Worldwide, Inc.                          23,800          1,321,376
Carnival Corp.                                         47,370          2,729,933
                                                                 ---------------
                                                                       4,051,309
                                                                 ---------------
TOTAL COMMON STOCKS                                                  259,126,742
                                                                 ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (3.6%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds
-- footnote 2 (Securities Lending)           $      9,459,360          9,459,360
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES
HELD AS COLLATERAL FOR
SECURITIES LENDING                                                     9,459,360
                                                                 ---------------
TOTAL INVESTMENTS
(COST $247,631,498) (A) -- 102.4%                                    268,586,102
LIABILITIES IN EXCESS
OF OTHER ASSETS -- (2.4)%                                             (6,218,366)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    262,367,736
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)   Denotes a non-income producing security.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                       GARTMORE GVIT GOVERNMENT BOND FUND

                 Statement of Investments -- December 31, 2004

--------------------------------------------------------------------------------
                                               PRINCIPAL AMOUNT            VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (47.0%)
Agency for International Development (1.5%)
Fond's D'Equipment Communication,
7.29%, 05/01/23                                      $8,325,000    $   9,517,223
Government Backed Trust T-1, 3.17%, 05/17/07         10,000,000        9,194,520
                                                                   -------------
                                                                      18,711,743
                                                                   -------------
Federal Home Loan Bank (3.1%)
7.32%, 04/21/05                                       8,500,000        8,622,400
5.80%, 08/12/05                                       6,395,000        6,513,934
5.24%, 12/18/08                                      16,375,000       17,300,450
5.91%, 04/07/09                                       6,860,000        7,441,879
                                                                   -------------
                                                                      39,878,663
                                                                   -------------
Federal Home Loan Mortgage Corporation (18.1%)
6.80%, 08/22/05                                       5,000,000        5,127,830
6.79%, 08/26/05                                       5,000,000        5,129,515
2.25%, 12/15/05                                      16,120,000       15,966,538
2.60%, 05/10/06                                      32,960,000       32,736,168
2.76%, 05/19/06                                      28,140,000       28,000,763
6.75%, 05/30/06                                       4,400,000        4,621,751
2.15%, 06/02/06                                      20,000,000       19,734,300
6.70%, 01/09/07                                       5,000,000        5,332,575
2.85%, 02/23/07                                      20,000,000       19,779,780
5.50%, 04/01/07                                       1,375,447        1,409,638
4.26%, 07/19/07                                      20,000,000       20,332,520
3.35%, 04/01/08                                      20,000,000       19,897,060
4.80%, 12/18/13                                       8,350,000        8,385,229
5.20%, 03/05/19                                      15,000,000       14,830,455
5.50%, 08/20/19                                      20,000,000       20,052,860
6.00%, 02/15/21                                       8,613,200        8,894,323
6.50%, 03/15/31                                       2,896,727        3,004,683
                                                                   -------------
                                                                     233,235,988
                                                                   -------------
Federal National Mortgage Association (18.2%)
6.63%, 03/21/06                                       5,000,000        5,210,105
3.15%, 06/30/06                                      21,028,000       20,985,902
4.00%, 08/03/06                                      50,000,000       50,050,001
3.25%, 12/01/06                                      18,465,000       18,394,648
3.55%, 01/12/07                                      30,970,000       31,065,821
3.25%, 03/29/07                                      17,975,000       17,944,173
2.36%, 05/15/07                                      10,651,000        9,814,833
2.75%, 08/17/07                                      30,000,000       29,990,160
4.65%, 06/24/09                                       6,615,000        6,672,127
4.50%, 04/01/10                                      19,482,222       19,625,737
5.38%, 11/15/11                                          40,000           42,605
6.68%, 05/01/16                                       4,244,951        4,635,556
9.25%, 10/25/18                                         130,807          142,946
3.50%, 11/25/32                                       5,988,475        5,861,859
6.30%, 10/17/38                                      14,579,207       15,401,730
                                                                   -------------
                                                                     235,838,203
                                                                   -------------
Financial Assistance Corporation (1.5%)
8.80%, 06/10/05                                      18,825,000       19,328,343
                                                                   -------------

--------------------------------------------------------------------------------
                                               PRINCIPAL AMOUNT            VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (continued)
Government-Backed Trust (0.3%)
Government Loan Trust, 4.65%, 04/01/15               $6,072,000    $   3,677,543
                                                                   -------------
Housing & Urban Development (2.5%)
7.08%, 08/01/16                                       9,000,000        9,847,278
6.51%, 08/01/18                                      10,000,000       10,912,460
6.62%, 08/01/20                                      10,000,000       10,938,120
                                                                   -------------
                                                                      31,697,858
                                                                   -------------
Sovereign Agency (1.8%)
Overseas Private Investment Corp.,
4.05%, 11/15/14                                      22,870,400       22,680,118
                                                                   -------------
TOTAL U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS                                               605,048,459
                                                                   -------------
U.S. TREASURY OBLIGATIONS (21.9%)
U.S. Treasury Bonds (18.3%)
9.00%, 11/15/18                                      45,000,000       65,181,465
8.13%, 08/15/21                                      38,000,000       52,615,142
6.25%, 08/15/23                                      72,000,000       84,293,424
6.00%, 02/15/26                                       7,000,000        8,018,556
6.25%, 05/15/30                                      22,000,000       26,302,892
                                                                   -------------
                                                                     236,411,479
                                                                   -------------
U.S. Treasury Inflation Protected Bonds (3.6%)
2.00%, 07/15/14                                      25,000,000       26,121,836
2.38%, 01/15/25                                      14,000,000       15,161,580
3.88%, 04/15/29                                       2,830,000        4,509,690
                                                                   -------------
                                                                      45,793,106
                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS                                      282,204,585
                                                                   -------------
MORTGAGE-BACKED SECURITIES (22.9%)
Federal Home Loan Mortgage Corporation (9.0%)
Gold Pool #C01184, 6.50%, 06/01/31                       18,411           19,337
Gold Pool #C60657, 6.50%, 11/01/31                       77,554           81,454
Gold Pool #D94600, 7.50%, 03/01/21                      171,168          184,003
Pool #170217, 8.00%, 03/01/17                             2,729            2,970
Pool #309774, 8.00%, 11/01/08                            25,190           26,203
Pool #C01172, 6.50%, 05/01/31                            85,817           90,133
Series 1136-H, 6.00%, 09/15/21                          836,130          835,213
Series 1711-PD, 6.75%, 06/15/23                         731,351          735,596
Series 2043-VH, 6.50%, 05/15/14                       2,364,904        2,363,283
Series 2149-TG, 6.50%, 09/15/27                         278,762          278,455
Series 2353-PC, 6.50%, 09/15/15                       2,844,496        2,870,988
Series 2496-VK, 6.00%, 02/15/19                      15,000,000       15,534,458
Series 2498, 5.50%, 08/15/13                          7,555,362        7,792,307
Series 2498, 5.50%, 01/15/20                          8,000,000        8,226,042
Series 2509, 5.50%, 10/15/17                         18,750,000       19,245,395
Series 2517, 5.50%, 10/15/17                         15,000,000       15,578,592
Series 2517-ZG, 6.00%, 10/15/32                      10,530,751       11,042,346
Series 2580-VA, 5.50%, 09/15/10                       5,731,855        5,925,526
Series 2781, 4.50%, 12/15/24                         18,605,000       17,593,570
Series 2827-AU, 5.00%, 07/15/24                       7,500,000        7,413,872
                                                                   -------------
                                                                     115,839,743
                                                                   -------------

133

                       GARTMORE VARIABLE INSURANCE TRUST

                       GARTMORE GVIT GOVERNMENT BOND FUND

           Statement of Investments -- December 31, 2004 (continued)


--------------------------------------------------------------------------------
                                               PRINCIPAL AMOUNT            VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (12.6%)
Pool #250559, 7.50%, 03/01/26                     $      56,470    $      61,084
Pool #251532, 10.50%, 11/01/17                           39,500           42,361
Pool #252228, 7.00%, 12/01/28                            32,043           34,021
Pool #252396, 7.00%, 09/01/28                           177,009          188,414
Pool #252471, 8.50%, 04/01/28                           180,715          199,229
Pool #254468, 5.00%, 09/01/09                         2,825,911        2,875,562
Pool #323286, 7.13%, 09/01/07                         5,656,081        5,813,244
Pool #380276, 6.36%, 04/01/08                         4,745,969        5,039,802
Pool #380348, 6.28%, 05/01/08                        13,693,853       14,531,898
Pool #380538, 6.24%, 08/01/08                         6,151,050        6,539,059
Pool #381089, 5.70%, 01/01/09                         4,639,082        4,883,034
Pool #382344, 7.41%, 04/01/10                        14,415,331       16,261,551
Pool #383661, 6.62%, 06/01/16                        11,052,039       12,514,574
Pool #4486, 6.00%, 09/01/17                             363,187          380,792
Pool #50544, 8.00%, 03/01/22                             45,531           49,561
Pool #535159, 7.00%, 02/01/30                            90,860           96,398
Pool #535723, 7.00%, 02/01/31                            88,721           94,081
Pool #538673, 8.00%, 06/01/23                            58,423           63,601
Pool #555456, 5.50%, 04/01/18                           150,100          155,293
Pool #591224, 7.00%, 08/01/31                           185,720          196,881
Pool #633937, 6.50%, 03/01/32                           160,454          168,416
Pool #649431, 6.50%, 07/01/32                           138,741          145,625
Pool #650872, 7.00%, 07/01/32                           150,321          159,351
Pool #672366, 5.50%, 12/01/17                         2,400,660        2,483,718
Pool #688602, 6.50%, 03/01/33                           309,986          325,184
Pool #703444, 5.00%, 05/01/18                           143,086          145,513
Pool #M80696, 6.00%, 08/01/08                           804,732          821,768
Pool #M80817, 4.00%, 05/01/10                        19,777,813       19,698,063
Series 1991-73A, 8.00%, 07/25/21                        123,564          133,029
Series 1992-192J, 6.50%, 08/25/07                       111,280          111,267
Series 1993-114, 6.50%, 07/25/08                      3,502,796        3,619,672
Series 1993-149M, 7.00%, 08/25/23                     8,879,089        9,317,588
Series 1993-188PH, 6.25%, 03/25/13                      766,339          773,465
Series 1994-33H, 6.00%, 03/25/09                      2,343,572        2,417,997
Series 1994-76H, 5.00%, 02/25/24                      5,263,139        5,323,778
Series 1997-26B, 7.00%, 05/18/27                      5,000,000        5,307,806
Series 1998-M2C, 6.43%, 02/17/30                      2,216,872        2,340,887
Series 2001-41QN, 6.50%, 01/25/15                     2,957,510        2,959,830
Series 2001-T11B, 5.50%, 09/25/11                     6,215,000        6,626,056
Series 2002-59B, 5.50%, 09/25/17                     28,563,691       29,243,145
                                                                   -------------
                                                                     162,142,598
                                                                   -------------
Government National Mortgage Association (0.2%)
Pool #348813, 7.50%, 06/15/23                           145,973          157,842
Pool #366564, 7.50%, 09/15/23                           121,493          131,372
Pool #387078, 7.00%, 04/15/09                            74,092           78,361
Pool #536369, 7.50%, 11/15/30                            15,819           16,991
Pool #541200, 7.00%, 07/15/31                            72,739           77,313
Pool #551733, 7.00%, 03/15/32                           123,750          131,522
Pool #552525, 7.00%, 04/15/32                           191,447          203,470
Pool #781525, 6.50%, 11/15/32                         1,516,704        1,597,996
Pool #781572, 6.00%, 01/15/33                           142,136          147,504
Pool #781613, 7.00%, 02/15/33                           263,456          280,029
                                                                   -------------
                                                                       2,822,400
                                                                   -------------

--------------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (continued)
Veterans Administration (1.1%)
Vendee Mortgage Trust, Series 1996-2,
6.75%, 06/15/26                              $     12,936,033   $     13,684,464
                                                                 ---------------
TOTAL MORTGAGE-BACKED SECURITIES                                     294,489,205
                                                                 ---------------
CASH EQUIVALENTS (7.4%)
Investments in repurchase agreements
(collateralized by AA Corporate Bonds and
U.S. Government Obligations, in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price
$95,842,724)                                       95,824,996         95,824,996
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                95,824,996
                                                                 ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (1.9%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds -
footnote 2 (Securities Lending)                    24,404,940         24,404,940
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                     24,404,940
                                                                 ---------------
TOTAL INVESTMENTS
(COST $1,285,852,138) (A) -- 101.1%                                1,301,972,185
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1)%                      (13,841,076)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $  1,288,131,109
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                            GVIT SMALL COMPANY FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (97.9%)
Australia (1.3%)
Building & Construction (0.0%)
United Group Ltd.                                      61,747   $        305,019
                                                                 ---------------
Clothing (0.1%)
Aud Pacific Dunlop Ltd.                                57,274            401,262
Billabong International Ltd.                           70,444            633,441
                                                                 ---------------
                                                                       1,034,703
                                                                 ---------------
Conglomerates (0.0%)
CSR Ltd.                                              197,652            412,510
                                                                 ---------------
Equipment Leasing (0.0%)
Coates Hire Ltd.                                      102,417            352,463
                                                                 ---------------
Finance (0.3%)
Australian Stock Exchange Ltd.                         44,436            711,702
Perpetual Trustees Australia Ltd.                      11,129            549,479
Sfe Corp. Ltd.                                         89,659            618,498
                                                                 ---------------
                                                                       1,879,679
                                                                 ---------------
Food -- Retail (0.2%)
Macquarie Countrywide Trust                           500,000            816,799
National Foods Ltd.                                   194,092            958,263
                                                                 ---------------
                                                                       1,775,062
                                                                 ---------------
Metals & Mining (0.1%)
Iluka Resources Ltd.                                  131,789            650,466
                                                                 ---------------
Oil & Gas (0.1%)
Caltex Australia Ltd.                                  78,970            673,579
Oil Search Ltd. (b)                                   466,140            661,387
                                                                 ---------------
                                                                       1,334,966
                                                                 ---------------
Publishing (0.1%)
John Fairfax Holdings Ltd.                            143,645            513,262
                                                                 ---------------
Recycling (0.1%)
Sims Group Ltd.                                        61,116            854,202
                                                                 ---------------
Retail (0.1%)
Colorado Group Ltd.                                   172,115            823,570
                                                                 ---------------
Television (0.2%)
Ten Network Holdings Ltd.                             480,013          1,563,904
                                                                 ---------------
                                                                      11,499,806
                                                                 ---------------
Belgium (0.3%)
Chemicals (0.0%)
Tessenderlo Chemie NV                                   4,614            195,184
                                                                 ---------------
Metals (0.0%)
Umicore                                                 3,724            350,560
                                                                 ---------------
Shipping (0.3%)
Company Maritime Belge SA                              31,195            871,357
Euronav SA                                             37,434            971,849
                                                                 ---------------
                                                                       1,843,206
                                                                 ---------------
                                                                       2,388,950
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
China (0.3%)
Internet Content (0.3%)
Netease.com, Inc. ADR (b)                              49,200   $      2,599,236
                                                                 ---------------
Denmark (0.1%)
Telephone Communications (0.1%)
GN Store Nord AS                                      103,653          1,116,215
                                                                 ---------------
Finland (0.3%)
Financial Services (0.1%)
OKO Osuuspankkien Oyj                                  38,949            551,595
                                                                 ---------------
Pharmaceuticals (0.1%)
Orion-Yhtymae Oyj                                      38,964            628,612
                                                                 ---------------
Steel (0.1%)
Rautaruukki Oyj                                        60,789            720,840
                                                                 ---------------
Telecommunication Equipment (0.0%)
Elcoteq Network Corp.                                  32,382            787,431
                                                                 ---------------
                                                                       2,688,478
                                                                 ---------------
France (0.7%)
Building & Construction (0.1%)
Eiffage SA                                              9,315          1,078,522
                                                                 ---------------
Commercial Services (0.0%)
SR Teleperformance                                      6,503            171,305
                                                                 ---------------
Computer Services (0.1%)
Alten (b)                                              25,739            572,769
Groupe Steria SA                                       12,936            519,585
                                                                 ---------------
                                                                       1,092,354
                                                                 ---------------
Electrical Equipment (0.1%)
Nexans SA                                              18,686            734,727
                                                                 ---------------
Food (0.1%)
Elior                                                  67,509            769,112
                                                                 ---------------
Metals (0.1%)
CFF Recycling                                          29,372            850,674
                                                                 ---------------
Publishing (0.1%)
Spir Communication                                      6,164          1,209,005
                                                                 ---------------
Software (0.1%)
Cie Generale de Geophysique SA (b)                      9,726            670,466
                                                                 ---------------
Steel (0.0%)
Vallourec SA                                            1,151            172,095
                                                                 ---------------
                                                                       6,748,260
                                                                 ---------------
Germany (0.4%)
Computer Services (0.0%)
SAP Systems Integration AG (b)                          6,868            216,908
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                            GVIT SMALL COMPANY FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Germany (continued)
Diversified (0.3%)
K&S AG                                                 29,025   $      1,550,278
Tui AG                                                 40,206            953,667
                                                                 ---------------
                                                                       2,503,945
                                                                 ---------------
Electronics (0.0%)
Techem AG (b)                                          10,106            367,875
                                                                 ---------------
Telecommunications (0.1%)
Mobilcom AG                                            19,784            448,149
Telegate AG (b)                                        25,273            476,685
                                                                 ---------------
                                                                         924,834
                                                                 ---------------
                                                                       4,013,562
                                                                 ---------------
Greece (0.1%)
Entertainment (0.1%)
Intralot SA                                            46,408          1,136,007
                                                                 ---------------
Hong Kong (0.4%)
Electronics (0.0%)
VTech Holdings Ltd.                                   309,000            436,156
                                                                 ---------------
Financial Services (0.2%)
Guoco Group Ltd.                                      127,000          1,241,783
                                                                 ---------------
Real Estate (0.0%)
China Overseas Land & Investment Ltd.               1,166,000            288,136
                                                                 ---------------
Semiconductors (0.1%)
ASM Pacific Technology Ltd.                           175,000            630,225
                                                                 ---------------
Telephone Communications (0.1%)
SmarTone Telecommunications Holdings Ltd.             995,000          1,114,049
                                                                 ---------------
Transportation (0.0%)
Orient Overseas International                          99,000            375,359
                                                                 ---------------
                                                                       4,085,708
                                                                 ---------------
Ireland (0.2%)
Building & Construction (0.2%)
Heiton Group PLC                                       13,727            130,609
McInerney Holdings PLC                                 81,085            726,274
                                                                 ---------------
                                                                         856,883
                                                                 ---------------
Diversified Operations (0.0%)
DCC PLC                                                12,469            278,990
                                                                 ---------------
Food Products (0.0%)
Fyffes PLC                                             59,493            155,699
                                                                 ---------------
Gambling (0.0%)
Paddy Power PLC                                        25,353            373,283
                                                                 ---------------
                                                                       1,664,855
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Italy (0.5%)
Food & Beverage (0.1%)
Cremonini SPA                                         406,034   $      1,034,815
                                                                 ---------------
Insurance (0.0%)
Milano Assicurazioni (b) (c)                           25,118            141,699
                                                                 ---------------
Publishing (0.1%)
Compagnie Industriali Riunite SPA                     256,591            758,012
                                                                 ---------------
Real Estate (0.1%)
Pirelli & C. Real Estate SPA                           24,678          1,294,154
                                                                 ---------------
Telecommunication Services (0.0%)
Seat Pagine Gialle SPA                                398,073            181,266
                                                                 ---------------
Textile Products (0.2%)
Marzotto (Gaetano) & Figli SPA                         73,322          1,438,003
                                                                 ---------------
                                                                       4,847,949
                                                                 ---------------
Japan (4.2%)
Aluminum (0.0%)
SANKYO-TATEYAMA HO NPV                                 67,000            187,655
                                                                 ---------------
Auto & Auto Parts (0.2%)
Keihin Corp.                                           59,600            986,006
Nissan Diesel Motor Co. Ltd. (b)                      196,000          1,109,269
                                                                 ---------------
                                                                       2,095,275
                                                                 ---------------
Banking (0.1%)
Bank of Kyoto Ltd.                                     81,000            720,889
                                                                 ---------------
Banking/Insurance (0.2%)
Nissin                                                162,200            409,110
Shinki Co. Ltd.                                       162,700          1,608,785
                                                                 ---------------
                                                                       2,017,895
                                                                 ---------------
Building & Construction (0.1%)
Bunka Shutter Co. Ltd. (c)                             42,000            210,047
Nichias Corp.                                          33,000            122,953
Toda Corp.                                             79,000            385,926
                                                                 ---------------
                                                                         718,926
                                                                 ---------------
Business Services (0.1%)
Secom Techno Service Co. Ltd.                          14,500            565,197
                                                                 ---------------
Chemicals (0.1%)
Mec Co. Ltd. (c)                                       37,800            458,492
Sumitomo Bakelite Co. Ltd.                            100,000            631,839
Sumitomo Rubber Industries Ltd. (c)                    16,000            150,407
                                                                 ---------------
                                                                       1,240,738
                                                                 ---------------
Computer Software & Services (0.1%)
Itochu TECHNO-SCIENCE Corp. (c)                         9,000            361,579
Trans Cosmos, Inc.                                     13,400            459,313
                                                                 ---------------
                                                                         820,892
                                                                 ---------------
Computer Software/Services (0.0%)
Otsuka Shokai Co. Ltd.                                  3,700            216,258
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                            GVIT SMALL COMPANY FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Japan (continued)
Drugs (0.1%)
Santen Pharmaceutical Co. Ltd.                         33,000   $        721,382
                                                                 ---------------
Electrical & Electronic (0.6%)
Brother Industries Ltd.                                65,000            554,446
Casio Computer Co. Ltd. (c)                            15,000            232,049
CMK (c)                                                38,000            539,324
Dainippon Screen (c) Manufacturing. Co.
Ltd. (c)                                               81,000            498,550
Eizo Nanao Corp.                                       28,300            696,496
Geomatec Co. Ltd (c)                                   19,600            415,847
Kenwood Corp. (b)                                     111,000            216,738
KOA Corp.                                              77,100            586,153
Shinko Electric Industries Co. Ltd.                    14,800            456,578
Star Micronics                                         67,000            558,756
Toshiba TEC                                            47,000            223,249
                                                                 ---------------
                                                                       4,978,186
                                                                 ---------------
Financial Services (0.1%)
The Bank of Fukuoka Ltd.                              109,000            720,413
The Tokyo Tomin Bank Ltd.                              20,500            427,762
                                                                 ---------------
                                                                       1,148,175
                                                                 ---------------
Food (0.2%)
Plenus Co. Ltd.                                        10,100            289,899
Warabeya Nichiyo Co. Ltd.                              24,600            489,840
Yamazaki Baking Co. Ltd.                               77,000            717,772
                                                                 ---------------
                                                                       1,497,511
                                                                 ---------------
Leasing (0.0%)
Sumisho Lease Co. Ltd.                                 10,400            426,538
                                                                 ---------------
Leisure (0.2%)
Namco Ltd.                                            116,400          1,528,216
                                                                 ---------------
Machinery (0.5%)
Fuji Electric Co. Ltd.                                522,000          1,409,155
Nabtesco Corp.                                        177,000            992,651
Sumitomo Heavy Industries Ltd. (b)                    539,000          2,011,379
Tsugami Corp.                                         119,000            369,659
                                                                 ---------------
                                                                       4,782,844
                                                                 ---------------
Manufacturing (0.1%)
Glory Ltd.                                             31,600            495,727
Nippon Piston Ring Co. Ltd.                           112,000            248,298
                                                                 ---------------
                                                                         744,025
                                                                 ---------------
Medical Instruments (0.3%)
Nihon Kohden Corp.                                    106,000          1,406,050
Sysmex Corp.                                           12,800            602,223
Topcon Corp.                                           27,000            371,781
                                                                 ---------------
                                                                       2,380,054
                                                                 ---------------
Medical-Drugs (0.2%)
Eiken Chemical Co. Ltd. (c)                           111,000          1,278,099
Tsuruha Co. Ltd.                                       22,400            624,736
                                                                 ---------------
                                                                       1,902,835
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Japan (continued)
Metals (0.3%)
Chuo Denki Kogyo Co. Ltd.                              17,000   $         97,808
Osaka Steel Co. Ltd.                                  108,800          1,414,918
Ryobi Ltd. (c)                                        119,000            487,180
Yamato Kogyo                                           30,000            386,049
                                                                 ---------------
                                                                       2,385,955
                                                                 ---------------
Paper & Related Products (0.0%)
Daio Paper Corp.                                       25,000            233,186
                                                                 ---------------
Real Estate (0.2%)
Aeon Mall Co. Ltd.                                     17,800          1,267,314
Tokyu Livable, Inc.                                     8,800            295,609
                                                                 ---------------
                                                                       1,562,923
                                                                 ---------------
Retail (0.4%)
Aoki International Co. Ltd.                            39,700            531,181
FamilyMart Co. Ltd.                                     8,300            242,111
Okuwa Co. Ltd.                                        107,000          1,251,665
Ryohin Keikaku Co. Ltd.                                11,400            572,634
Sundrug Co. Ltd.                                       24,400            859,870
                                                                 ---------------
                                                                       3,457,461
                                                                 ---------------
Steel (0.0%)
Japan Steel Works Ltd.                                 91,000            169,312
                                                                 ---------------
Telecommunications (0.0%)
New Japan Radio Co. Ltd.                               48,000            402,079
                                                                 ---------------
Textile Products (0.0%)
Nitto Boseki Co. Ltd.                                 152,000            313,588
                                                                 ---------------
Transportation (0.1%)
Nippon Konpo Unyu Soko Co. Ltd.                        47,000            497,758
                                                                 ---------------
                                                                      37,715,753
                                                                 ---------------
Netherlands (0.4%)
Computer Software (0.0%)
Unit 4 Agresso NV (b)                                  10,633            164,530
                                                                 ---------------
Diversified (0.0%)
Aalberts Industries NV                                  3,576            173,067
                                                                 ---------------
Engineering Services (0.0%)
Fugro NV                                                1,418            118,039
                                                                 ---------------
Financial Investments (0.2%)
Corio NV                                               28,077          1,642,574
                                                                 ---------------
Packaging (0.0%)
Buhrmann NV                                            32,527            316,449
                                                                 ---------------
Real Estate Development (0.1%)
Koninklijke Bam Groep NV                               17,530            880,090
                                                                 ---------------
Tools (0.1%)
Stork NV                                               22,202            763,660
                                                                 ---------------
                                                                       4,058,409
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                            GVIT SMALL COMPANY FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
New Zealand (0.0%)
Building Materials (0.0%)
Fletcher Building Ltd.                                 27,318   $        130,671
                                                                 ---------------
Norway (0.2%)
Banks (0.0%)
Sparebanken Nord-Norge                                  4,050            183,675
                                                                 ---------------
Computers-Integrated Systems (0.0%)
Visma ASA                                              15,043            189,593
                                                                 ---------------
Finance Services (0.0%)
Aktiv Kapital ASA                                      17,637            393,121
                                                                 ---------------
Printing & Publishing (0.1%)
Schibsted ASA (c)                                      28,272            800,516
                                                                 ---------------
Shipping (0.1%)
Frontline Ltd.                                         10,906            481,670
                                                                 ---------------
                                                                       2,048,575
                                                                 ---------------
Portugal (0.1%)
Industrial Holding Company (0.1%)
Sonae SA                                              438,315            636,043
                                                                 ---------------
Puerto Rico (0.3%)
Computers (0.1%)
CCC Information Services Group, Inc. (b)               52,000          1,154,920
                                                                 ---------------
Retail (0.2%)
Cost Plus, Inc. (b)                                    37,500          1,204,875
                                                                 ---------------
                                                                       2,359,795
                                                                 ---------------
Singapore (0.2%)
Beverages (0.0%)
Fraser & Neave Ltd. (c)                                26,000            259,797
                                                                 ---------------
Computer Hardware Manufacturing (0.0%)
MFS Technology Ltd.                                    22,000             12,494
                                                                 ---------------
Diversified Products (0.0%)
First Engineering Ltd.                                240,000            204,650
                                                                 ---------------
Real Estate (0.1%)
CapitaMall Trust                                      213,000            229,867
Keppel Land Ltd.                                      206,000            284,036
                                                                 ---------------
                                                                         513,903
                                                                 ---------------
Services (0.0%)
Singapore Airport Terminal Services Ltd. (c)          174,000            214,055
                                                                 ---------------
Technology (0.0%)
Sembcorp Industries Ltd.                              261,000            258,770
                                                                 ---------------
Transportation (0.1%)
Neptune Orient Lines                                  412,000            758,103
                                                                 ---------------
                                                                       2,221,772
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Spain (0.4%)
Advertising (0.2%)
Telefonica Publicidad SA                               89,819   $        831,496
                                                                 ---------------
Airlines (0.0%)
Iberia Lineas Aereas de Espana SA                      79,777            276,260
                                                                 ---------------
Energy Sources (0.0%)
Gamesa Corp.                                           22,704            317,124
                                                                 ---------------
Financial Services (0.0%)
Inmobiliaria Colonial SA                                5,413            217,331
                                                                 ---------------
Industrial Holding Company (0.0%)
Corporacion Financiara Alba SA                          5,273            184,296
                                                                 ---------------
Paper & Pulp (0.0%)
Grupo Empresarial Ence SA                              13,303            406,480
                                                                 ---------------
Steel Manufacturing/Products (0.2%)
Boehler-Uddeholm                                        4,653            588,060
                                                                 ---------------
Transportation & Services (0.0%)
Dampskibsselskabet Torm AS                             10,454            423,171
                                                                 ---------------
                                                                       3,244,218
                                                                 ---------------
Sweden (0.5%)
Electronic Equipment (0.0%)
Gunnebo AB                                             17,000            213,325
                                                                 ---------------
Finance Services (0.1%)
D. Carnegie & Co. AB (c)                               74,530            964,966
                                                                 ---------------
Home Furnishing (0.3%)
Nobia AB (c)                                           96,620          1,601,671
                                                                 ---------------
Metal Fabricate/Hardware (0.0%)
SSAB -- Series A                                       10,340            248,690
                                                                 ---------------
Oil & Gas (0.0%)
Lundin Petroleum AB (b)                                30,465            173,946
                                                                 ---------------
Paper & Related Products (0.0%)
Billerud AB                                            12,948            230,430
                                                                 ---------------
Real Estate (0.1%)
Kungsleden AB                                          25,140            951,271
                                                                 ---------------
                                                                       4,384,299
                                                                 ---------------
Switzerland (0.5%)
Appliances (0.2%)
AFG Arbonia-Forster Holding AG                          9,635          1,536,610
                                                                 ---------------
Building & Construction (0.1%)
Sika Finanz AG                                          2,864          1,708,771
                                                                 ---------------
Manufacturing -- Capital Goods (0.1%)
Georg Fischer AG                                        3,567            921,573
                                                                 ---------------
Semiconductors (0.1%)
Micronas Semiconductor Holding AG (b)                  11,178            545,190
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                            GVIT SMALL COMPANY FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Switzerland (continued)
Telecommunications (0.0%)
Ascom Holding AG (b)                                   14,069   $        234,341
                                                                 ---------------
                                                                       4,946,485
                                                                 ---------------
United Kingdom (2.3%)
Auto -- Retail (0.2%)
European Motor Holdings PLC                            49,776            203,146
Inchcape PLC                                           53,109          1,993,397
                                                                 ---------------
                                                                       2,196,543
                                                                 ---------------
Automotive Rental (0.1%)
Arriva PLC                                            124,573          1,291,507
                                                                 ---------------
Brewery (0.1%)
Pennon Group PLC                                       13,181            252,070
Wolverhampton & Dudley Breweries PLC                   40,574            855,000
                                                                 ---------------
                                                                       1,107,070
                                                                 ---------------
Building & Construction (0.2%)
Kier Group PLC                                         67,544            912,625
Persimmon PLC                                          26,774            354,877
SIG PLC                                                64,932            728,219
                                                                 ---------------
                                                                       1,995,721
                                                                 ---------------
Consumer Products (0.1%)
De La Rue PLC                                          42,583            283,280
Mcbride PLC                                           257,679            697,051
                                                                 ---------------
                                                                         980,331
                                                                 ---------------
Diversified Operations (0.1%)
Brambles Industries PLC                               245,619          1,225,696
                                                                 ---------------
Engineering (0.1%)
Barratt Developments PLC                               78,413            895,818
                                                                 ---------------
Financial Services (0.4%)
Amlin PLC                                             402,737          1,093,232
Bradford & Bingley PLC                                228,059          1,469,075
Brit Insurance Holdings PLC                           393,460            594,328
                                                                 ---------------
                                                                       3,156,635
                                                                 ---------------
Food Diversified (0.3%)
Devro PLC                                             228,859            547,037
Northern Foods PLC                                    268,827            883,858
Tate & Lyle PLC                                       105,641            956,401
                                                                 ---------------
                                                                       2,387,296
                                                                 ---------------
Industrial Holding Company (0.1%)
Balfour Beatty PLC                                     82,158            496,372
                                                                 ---------------
Insurance (0.1%)
Hiscox PLC                                            182,268            581,561
                                                                 ---------------
Jewelry (0.0%)
Signet Group PLC                                      187,067            395,053
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United Kingdom (continued)
Materials (0.1%)
Pilkington PLC                                        218,931   $        461,665
                                                                 ---------------
Medical-Drugs (0.0%)
Acambis PLC (b)                                        64,034            307,826
                                                                 ---------------
Real Estate (0.1%)
Brixton PLC                                           134,435            905,293
                                                                 ---------------
Retail (0.1%)
Kesa Electricals PLC                                  128,735            696,040
Woolworths Group PLC                                  359,745            276,270
                                                                 ---------------
                                                                         972,310
                                                                 ---------------
Transportation (0.1%)
Exel PLC                                               44,721            620,593
                                                                 ---------------
Travel Services (0.1%)
First Choice Holidays PLC                             233,385            688,409
                                                                 ---------------
Water Supply (0.0%)
Northumbrian Water Group PLC                           44,501            150,250
                                                                 ---------------
                                                                      20,815,949
                                                                 ---------------
United States (84.2%)
Advertising/Marketing (1.0%)
Arbitron, Inc. (b)                                     45,700          1,790,526
Catalina Marketing Corp.                               19,908            589,874
Getty Images, Inc. (b)                                 50,400          3,470,040
Grey Global Group, Inc.                                   575            632,494
Harte-Hanks, Inc.                                      98,200          2,551,236
                                                                 ---------------
                                                                       9,034,170
                                                                 ---------------
Aerospace/Defense (1.3%)
Alliant Techsystems, Inc. (b)                          17,550          1,147,419
Aviall, Inc. (b)                                       30,986            711,748
FLIR Systems, Inc. (b)                                 22,900          1,460,791
Hexcel Corp. (b)                                       26,969            391,051
MTC Technologies, Inc. (b)                             34,500          1,158,165
Orbital Sciences Corp. (b)                              2,591             30,652
Triumph Group, Inc. (b)                                38,000          1,501,000
United Defense Industries, Inc. (b)                   123,221          5,822,192
                                                                 ---------------
                                                                      12,223,018
                                                                 ---------------
Airlines (0.2%)
AMR Corp. (b)                                         147,500          1,615,125
Mesa Air Group (b)                                      5,664             44,972
                                                                 ---------------
                                                                       1,660,097
                                                                 ---------------
Aluminum (0.2%)
Century Aluminum Co. (b)                               55,000          1,444,300
                                                                 ---------------
Apparel (0.0%)
Hartmarx Corp. (b)                                     18,801            146,084
K-Swiss, Inc.                                           7,435            216,507
                                                                 ---------------
                                                                         362,591
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                            GVIT SMALL COMPANY FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Applications Software (0.2%)
Salesforce.com, Inc. (b)                               63,300   $      1,072,302
SS&C Technologies, Inc.                                39,600            817,740
                                                                 ---------------
                                                                       1,890,042
                                                                 ---------------
Auction House (0.5%)
Ritchie Brothers Auctioneers, Inc.                    131,400          4,344,084
                                                                 ---------------
Auto & Auto Parts (1.8%)
Autoliv, Inc.                                          19,200            927,360
Clarcor, Inc.                                          41,700          2,283,909
Gentex Corp.                                           90,600          3,354,011
LKQ Corp. (b)                                          77,528          1,555,987
O'Reilly Automotive, Inc. (b)                          66,690          3,004,385
Oshkosh Truck Corp.                                    23,520          1,608,298
Polaris Industries, Inc.                                5,582            379,688
Tenneco Automotive, Inc. (b)                           70,978          1,223,661
Terex Corp. (b)                                        28,520          1,358,978
TRW Automotive Holdings Corp. (b)                      13,049            270,114
Winnebago Industries, Inc.                             19,800            773,388
                                                                 ---------------
                                                                      16,739,779
                                                                 ---------------
Automotive (0.1%)
Aftermarket Technology Corp. (b)                        3,979             64,062
Dura Automotive Systems, Inc. (b)                       7,098             76,871
TBC Corp. (b)                                          25,100            697,780
                                                                 ---------------
                                                                         838,713
                                                                 ---------------
Banking (2.8%)
Accredited Home Lenders (b)                            30,500          1,515,240
Americanwest Bancorporation (b)                        14,200            287,550
BankAtlantic Bancorp, Inc., Class A                    98,430          1,958,757
BOK Financial Corp. (b)                                31,007          1,511,901
Boston Private Financial Holdings, Inc.                53,500          1,507,095
Capital Crossing Bank (b)                              12,253            376,045
Cathay Bancorp, Inc.                                   32,000          1,200,000
Center Financial Corp.                                  2,246             44,965
City Holding Co.                                        4,756            172,357
Columbia Banking System, Inc.                           2,369             59,201
Community Trust Bancorp, Inc.                             715             23,137
Corus Bankshares, Inc.                                  6,965            334,390
Dime Community Bancshares                             131,850          2,361,434
First Citizens BancShares, Inc.                         1,143            169,450
Firstbank Corp.                                         5,944            377,503
FirstFed Financial Corp. (b)                            7,854            407,387
Flagstar Bancorp, Inc.                                 20,247            457,582
Franklin Bank Corp. (b)                                75,100          1,370,575
Fremont General Corp.                                  27,282            686,961
Hanmi Financial Corp.                                     288             10,351
Independence Community Bank Corp.                      38,500          1,639,330
International Bancshares Corp.                          3,957            155,827
MAF Bancorp, Inc.                                      27,500          1,232,550
MBT Financial Corp.                                     9,000            209,430
Mercantile Bank Corp.                                   5,985            236,408

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Banking (continued)
Nara Bankcorp, Inc.                                    19,000   $        404,130
New Century Financial Corp.                            42,231          2,698,982
Oriental Financial Group, Inc.                         69,534          1,968,516
Pacific Capital Bancorp                                12,533            425,997
Santander Bancorp                                       1,926             58,088
Southwest Bancorp, Inc.                                11,600            283,968
Texas Capital Bancshares, Inc. (b)                     67,000          1,448,540
WFS Financial, Inc. (b)                                 2,993            151,985
                                                                 ---------------
                                                                      25,745,632
                                                                 ---------------
Broadcasting (0.1%)
Radio One, Inc. (b)                                    45,500            733,460
                                                                 ---------------
Brokerage Services (0.1%)
Neenah Paper, Inc. (b)                                 23,200            756,320
                                                                 ---------------
Building & Construction (1.8%)
Brookfield Homes Corp.                                 25,600            867,840
Chicago Bridge & Iron Co.                              75,300          3,012,000
Eagle Materials, Inc.                                   9,700            817,710
Florida Rock Industries, Inc.                          28,600          1,702,558
Louisiana-Pacific Corp.                                40,876          1,093,024
NCI Building Systems, Inc. (b)                          7,821            293,288
NVR, Inc. (b)                                           2,973          2,287,426
Perini Corp. (b)                                       21,104            352,226
Simpson Manufacturing Co. Inc.                         62,000          2,163,800
Universal Forest Products, Inc.                        26,700          1,158,780
USG Corp. (b)                                          49,149          1,979,230
Washington Group International, Inc. (b)               19,100            787,875
                                                                 ---------------
                                                                      16,515,757
                                                                 ---------------
Business Services (0.4%)
Administaff, Inc. (b)                                   2,217             27,956
Firstmerit Corp.                                       61,100          1,740,739
NCO Group, Inc. (b)                                    82,166          2,123,991
                                                                 ---------------
                                                                       3,892,686
                                                                 ---------------
Chemicals (1.1%)
A. Schulman, Inc.                                      90,000          1,926,900
Ferro Corp.                                            60,500          1,402,995
Georgia Gulf Corp.                                     42,847          2,133,780
Lyondell Chemical Co.                                  57,475          1,662,177
Newmarket Corp. (b)                                    13,444            267,536
Octel Corp. (b)                                        16,000            332,960
OM Group, Inc. (b)                                     42,000          1,361,640
Terra Industries, Inc. (b)                            137,657          1,222,394
                                                                 ---------------
                                                                      10,310,382
                                                                 ---------------
Coal (0.2%)
Alliance Resource Partners, LP                          3,244            240,056
Centennial Coal Co. Ltd.                               52,967            169,930
Foundation Coal Holdings, Inc. (b)                     60,000          1,383,600
                                                                 ---------------
                                                                       1,793,586
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                            GVIT SMALL COMPANY FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Commercial Services (0.3%)
Coinstar, Inc. (b)                                     10,500   $        281,715
Costar Group, Inc. (b)                                 28,600          1,320,748
Macquarie Infrastructure Co. Trust (b)                 29,800            834,400
TeleTech Holdings, Inc. (b)                            25,803            250,031
                                                                 ---------------
                                                                       2,686,894
                                                                 ---------------
Communications (0.7%)
Centennial Communications (b)                           3,201             25,384
Emmis Communications Corp., Class A (b)                66,000          1,266,540
R.H. Donnelley Corp. (b)                               68,977          4,073,091
Ubiquitel, Inc. (b)                                    26,331            187,477
USA Mobility, Inc. (b)                                 16,319            576,224
                                                                 ---------------
                                                                       6,128,716
                                                                 ---------------
Computer Service (2.1%)
Acxiom Corp.                                           42,294          1,112,332
Adeza Biomedical Corp. (b)                             41,322            725,201
Agilysys, Inc.                                         42,413            726,959
Anteon International Corp. (b)                         78,800          3,298,568
Banta Corp.                                            37,200          1,665,072
Cerner Corp. (b)                                       73,900          3,929,262
Earthlink, Inc. (b)                                    89,314          1,028,897
Maxtor Corp. (b)                                      290,000          1,537,000
Micros Systems, Inc. (b)                               30,480          2,379,269
MTS Systems                                            18,860            637,657
Palmone, Inc. (b)                                       1,063             33,538
Phoenix Technology Ltd. (b)                             2,450             20,237
RSA Security, Inc. (b)                                 81,700          1,638,902
                                                                 ---------------
                                                                      18,732,894
                                                                 ---------------
Computer Software (2.9%)
Activision, Inc. (b)                                   31,300            631,634
Advent Software, Inc. (b)                              34,100            698,368
Aspen Technologies, Inc. (b)                            9,767             60,653
Autodesk, Inc.                                         15,993            606,934
Avid Technology, Inc. (b)                              77,300          4,773,274
Bea Systems, Inc. (b)                                  83,400            738,924
Computer Network Technology Corp. (b)                  74,968            532,273
Docucorp International, Inc. (b)                        5,769             54,806
EPIQ Systems, Inc. (b)                                 65,820            963,605
FileNET Corp. (b)                                      23,200            597,632
Gamestop Corp. (b)                                     11,803            264,505
Hyperion Solutions Corp. (b)                           16,700            778,554
Inter-Tel, Inc.                                        40,657          1,113,189
MicroStrategy, Inc. (b)                                56,000          3,374,000
NETGEAR, Inc. (b)                                      77,500          1,409,725
Parametric Technology Corp. (b)                       192,959          1,136,529
Scientific Games Corp. (b)                             95,400          2,274,336
Shanda Interactive Entertainment Ltd. (b)              38,200          1,623,500
Sybase, Inc. (b)                                        5,427            108,269
Synaptics, Inc. (b)                                    43,000          1,314,940
Verint Systems, Inc. (b)                               20,000            726,600

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Computer Software (continued)
Western Digital Corp. (b)                             100,900   $      1,093,756
Wind River Systems, Inc. (b)                          104,000          1,409,200
                                                                 ---------------
                                                                      26,285,206
                                                                 ---------------
Consulting Services (0.4%)
51JOB, Inc. (b)                                        10,700            556,079
Geo Group, Inc. (b)                                       454             12,067
Heidrick & Struggles, Inc. (b)                         18,318            627,758
PDI, Inc. (b)                                          12,747            284,003
Sourcecorp, Inc. (b)                                    8,400            160,524
The Advisory Board Co. (b)                             42,300          1,560,024
                                                                 ---------------
                                                                       3,200,455
                                                                 ---------------
Consumer Goods & Services (1.7%)
Aaron Rents, Inc.                                      20,239            505,975
AptarGroup, Inc.                                       73,000          3,852,940
Church & Dwight Co., Inc.                             113,100          3,802,422
Finish Line, Class A                                   56,000          1,024,800
Jarden Corp. (b)                                       28,700          1,246,728
Kellwood Co.                                            5,406            186,507
Matthews International Corp., Class A                  66,700          2,454,560
Rayovac Corp. (b)                                       9,049            276,537
Scotts Company (The), Class A (b)                      26,200          1,926,224
Wolverine World Wide, Inc.                              7,483            235,116
Yankee Candle Co. Inc. (b)                             10,514            348,855
                                                                 ---------------
                                                                      15,860,664
                                                                 ---------------
Containers (0.3%)
Chesapeake Corp.                                        9,600            260,736
Crown Holdings, Inc. (b)                              139,500          1,916,730
Silgan Holdings, Inc.                                   8,678            529,011
                                                                 ---------------
                                                                       2,706,477
                                                                 ---------------
Cosmetics (0.6%)
Alberto-Culver Co., Class B                            51,000          2,477,070
Chattem, Inc. (b)                                      20,920            692,452
Elizabeth Arden, Inc. (b)                              80,800          1,918,192
                                                                 ---------------
                                                                       5,087,714
                                                                 ---------------
Data Processing & Reproduction (0.4%)
Fair, Issac and Co., Inc.                              45,575          1,671,691
Komag, Inc. (b)                                        81,400          1,528,692
                                                                 ---------------
                                                                       3,200,383
                                                                 ---------------
Defense (0.4%)
Engineered Support Systems, Inc.                       52,025          3,080,921
Mantech International Corp., Class A (b)               41,600            987,584
                                                                 ---------------
                                                                       4,068,505
                                                                 ---------------
Diagnostic Equipment (0.3%)
Biosite Diagnostics, Inc. (b)                          22,349          1,375,357
Diagnostic Products Corp.                              29,400          1,618,470
                                                                 ---------------
                                                                       2,993,827
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                            GVIT SMALL COMPANY FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Diversified Manufacturing Operations (0.4%)
Carlisle Companies, Inc.                               25,500   $      1,655,459
Esco Technologies, Inc. (b)                             6,938            531,798
Walter Industries, Inc.                                33,783          1,139,501
                                                                 ---------------
                                                                       3,326,758
                                                                 ---------------
Education (0.7%)
Blackboard, Inc. (b)                                   83,900          1,242,559
ITT Educational Services, Inc. (b)                     87,300          4,151,115
Skillsoft PLC (b)                                     114,400            646,360
                                                                 ---------------
                                                                       6,040,034
                                                                 ---------------
Electronic Components (0.3%)
Amphenol Corp., Class A (b)                               616             22,632
Arrow Electronics, Inc. (b)                            37,331            907,143
Cyberoptics Corp. (b)                                   6,837            101,666
Siliconix, Inc. (b)                                       219              7,991
Stoneridge, Inc. (b)                                   15,221            230,294
Thomas & Betts Corp. (b)                               50,900          1,565,175
                                                                 ---------------
                                                                       2,834,901
                                                                 ---------------
Electronics (1.8%)
Actel Corp. (b)                                        26,300            461,302
American Science & Engineering, Inc. (b)                3,511            144,688
Ametek, Inc.                                            2,604             92,885
Bel Fuse, Inc.                                          3,208            108,398
Brady Corp., Class A                                   34,600          2,164,922
Cree Research, Inc. (b)                                85,500          3,426,841
Diodes, Inc. (b)                                       10,994            248,794
El Paso Electric Co. (b)                               12,571            238,095
Electro Scientific Industries, Inc. (b)                 7,074            139,782
Hubbell, Inc.                                          20,400          1,066,920
Kulicke & Soffa Industries, Inc. (b)                   71,062            612,554
Littlefuse, Inc. (b)                                   26,114            892,054
LoJack Corp. (b)                                        1,985             24,078
Mettler Toledo International, Inc. (b)                  3,701            189,898
Molecular Devices Corp. (b)                             3,001             60,320
PNM Resources, Inc.                                    73,600          1,861,344
Varian Semicondutor Equipment Associates,
Inc. (b)                                               42,000          1,547,700
WESCO International, Inc. (b)                          38,520          1,141,733
WPS Resources Corp.                                    38,000          1,898,480
                                                                 ---------------
                                                                      16,320,788
                                                                 ---------------
Entertainment (0.6%)
Ameristar Casinos, Inc.                                 2,561            110,405
Hollywood Entertainment Corp. (b)                      99,116          1,297,428
Lions Gate Entertainment Corp. (b)                     73,300            778,446
Multimedia Games, Inc. (b)                             41,700            657,192
New Frontier Media, Inc. (b)                            4,402             34,859
Take-Two Interactive Software, Inc. (b)                70,940          2,468,003
                                                                 ---------------
                                                                       5,346,333
                                                                 ---------------
Environmental Services (0.5%)
Stericycle, Inc. (b)                                   93,250          4,284,838
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Financial (4.1%)
Affiliated Managers Group, Inc. (b)                    39,050   $      2,645,247
Alabama National Bankcorp                              14,800            954,600
American Capital Strategies Ltd.                       61,800          2,061,030
Central Pacific Financial Corp.                        88,100          3,186,577
Colonial Bancgroup, Inc.                               88,900          1,887,347
East-West Bancorp, Inc.                                54,900          2,303,604
Financial Federal Corp. (b)                            92,700          3,633,841
First Midwest Bancorp, Inc.                            40,500          1,469,745
Greenhill & Co., Inc.                                  60,400          1,733,480
Mid-State Bancshares                                   31,300            896,745
Prosperity Bancshares, Inc.                            40,600          1,185,926
Southwest Bancorp of Texas, Inc.                      152,900          3,561,041
Texas Regional Bancshares, Inc., Class A               99,805          3,261,627
The Chicago Mercantile Exchange                        13,297          3,041,024
UCBH Holdings, Inc.                                    25,100          1,150,082
Webster Financial Corp.                                27,800          1,407,792
Westamerica Bankcorp.                                  48,400          2,822,204
                                                                 ---------------
                                                                      37,201,912
                                                                 ---------------
Financial Services (2.5%)
Ace Cash Express, Inc. (b)                             15,909            471,861
Bank of Hawaii Corp.                                   21,936          1,113,033
City National Corp.                                    32,699          2,310,184
CompuCredit Corp. (b)                                   9,915            271,076
Corporate Executive Board Co.                          91,300          6,111,622
Cullen/Frost Bankers, Inc.                              8,834            429,332
Factset Research Systems, Inc.                         61,700          3,605,748
Federal Agricultural Mortgage Corp.                     1,691             39,400
Hudson United Bancorp                                   9,415            370,763
Interactive Data Corp. (b)                             52,500          1,141,350
National Financial Partners Corp.                      32,500          1,261,000
Nelnet, Inc. (b)                                        3,727            100,368
Piper Jaffray Companies, Inc. (b)                      34,500          1,654,275
Protective Life Corp.                                  21,530            919,116
R & G Finanical Corp., Class B                         23,679            920,640
SWS Group, Inc.                                        10,655            233,558
Triad Guaranty, Inc. (b)                               23,501          1,421,340
Westcorp, Inc.                                         12,218            561,173
World Acceptance (b)                                    3,477             95,652
WSFS Financial Corp.                                      629             37,941
                                                                 ---------------
                                                                      23,069,432
                                                                 ---------------
Food & Beverage (0.7%)
AFC Enterprises, Inc. (b)                              82,050          1,940,483
Chiquita Brands International, Inc.                    45,900          1,012,554
M & F Worldwide Corp. (b)                              13,393            182,413
Pilgrim's Pride Corp.                                  37,687          1,156,237
The J.M. Smucker Co.                                   45,800          2,155,805
                                                                 ---------------
                                                                       6,447,492
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                            GVIT SMALL COMPANY FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Food Distributors, Supermarkets & Wholesalers (0.3%)
Cal-Maine Foods, Inc.                                   4,008   $         48,457
Nasch-Finch Co.                                        19,390            732,166
Sanderson Farms, Inc.                                  14,369            621,890
Seaboard Corp.                                            290            289,420
United Natural Foods, Inc. (b)                         47,500          1,477,250
                                                                 ---------------
                                                                       3,169,183
                                                                 ---------------
Gaming/Hotels (1.5%)
Global Payment, Inc.                                   24,000          1,404,960
Kerzner International Ltd. (b)                         52,200          3,134,610
Lakes Entertainment, Inc. (b)                          58,600            954,594
Penn National Gaming, Inc. (b)                         62,482          3,783,285
Shuffle Master, Inc. (b)                               83,900          3,951,690
                                                                 ---------------
                                                                      13,229,139
                                                                 ---------------
General Obligation (0.1%)
Provide Commerce (b)                                   16,600            616,690
                                                                 ---------------
Healthcare (4.4%)
American Healthways, Inc. (b)                         108,800          3,594,752
Apria Healthcare Group, Inc. (b)                       51,000          1,680,450
Beverly Enterprises, Inc. (b)                         178,500          1,633,275
Charles River Laboratories
International, Inc. (b)                                31,131          1,432,337
Datascope Corp.                                        12,000            476,280
Eclipsys Corp. (b)                                     53,400          1,090,962
Haemonetics Corp. (b)                                  31,063          1,124,791
Henry Schein, Inc. (b)                                 14,200            988,888
IDEXX Laboratories, Inc. (b)                           78,852          4,304,532
Immucor, Inc. (b)                                         597             14,035
K-V Pharmaceutical Co. (b)                            160,050          3,529,103
LifePoint Hospitals, Inc. (b)                          48,000          1,671,360
Magellan Health Services, Inc. (b)                     34,394          1,174,899
Mentor Corp.                                          101,900          3,438,106
National Medical Health Card
Systems, Inc. (b)                                       1,443             33,335
Odyssey Healthcare, Inc. (b)                          234,650          3,210,012
Protein Design Labs, Inc. (b)                          50,900          1,051,594
Psychiatric Solutions, Inc. (b)                        17,800            650,768
Respironics, Inc. (b)                                  40,847          2,220,443
Serologicals Corp. (b)                                 50,000          1,106,000
Techne Corp. (b)                                       15,700            610,730
Vertrue, Inc. (b)                                      62,146          2,347,254
VISX, Inc. (b)                                        108,600          2,809,482
                                                                 ---------------
                                                                      40,193,388
                                                                 ---------------
Healthcare Services (1.5%)
America Service Group, Inc. (b)                         1,471             39,379
Amsurg Corp. (b)                                      200,516          5,923,243
Chemed Corp.                                           25,600          1,718,016
Dendrite International, Inc. (b)                      218,100          4,231,140
Exponet, Inc. (b)                                         556             15,284

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Healthcare Services (continued)
PacifiCare Health Systems, Inc. (b)                    18,863   $      1,066,137
Sierra Health Services, Inc. (b)                       12,482            687,883
                                                                 ---------------
                                                                      13,681,082
                                                                 ---------------
Home Furnishings (0.7%)
American Woodmark Corp.                                 8,900            388,752
Culp, Inc. (b)                                          4,242             28,761
Genlyte Group, Inc. (b)                                23,295          1,995,916
Hooker Furniture Corp.                                    610             13,847
SCP Pool Corp.                                        101,300          3,231,470
Stanley Furniture Co., Inc.                             4,091            183,890
Toro Co.                                                4,295            349,398
                                                                 ---------------
                                                                       6,192,034
                                                                 ---------------
Hotels, Restaurants & Leisure (0.5%)
Great Wolf Resorts, Inc. (b)                          144,786          3,234,519
Orient Express Hotels Ltd.                             80,000          1,645,600
                                                                 ---------------
                                                                       4,880,119
                                                                 ---------------
Industrial/Miscellaneous (1.0%)
Actuant Corp. (b)                                      25,900          1,350,685
Agnico-Eagle Mines Ltd.                               162,100          2,228,875
Airgas, Inc.                                           44,900          1,190,299
Blount International, Inc. (b)                          2,881             50,187
CUNO, Inc. (b)                                         46,700          2,773,980
Gerber Scientific, Inc. (b)                            45,207            344,025
Harsco Corp.                                           15,000            836,100
Nordson Corp.                                           4,808            192,657
Titan International, Inc.                               8,230            124,273
                                                                 ---------------
                                                                       9,091,081
                                                                 ---------------
Instruments-Controls (0.2%)
PerkinElmer, Inc.                                      70,500          1,585,545
                                                                 ---------------
Insurance (1.9%)
Allmerica Financial Corp. (b)                          29,400            965,202
American Financial Group, Inc.                         36,071          1,129,383
AmerUs Group Co.                                          447             20,249
Aspen Insurance Holdings Ltd.                         131,488          3,224,086
Assurant, Inc.                                         33,620          1,027,091
Brown & Brown, Inc.                                    26,200          1,141,010
HCC Insurance Holdings, Inc.                           20,300            672,336
Hilb, Rogal & Hamilton Co.                             26,700            967,608
Markel Corp. (b)                                        3,375          1,228,500
Max Re Capital Ltd.                                    53,000          1,130,490
Montpelier Re Holdings Ltd.                            17,900            688,255
Proassurance Corp. (b)                                 36,000          1,407,960
Safety Insurance Group, Inc.                            2,489             77,532
Selective Insurance Group, Inc.                         4,200            185,808
StanCorp Financial Group, Inc.                          2,460            202,950
Tower Group, Inc.                                      92,600          1,111,200
UICI                                                   20,909            708,815
United Fire & Casualty Co.                              3,491            117,682
Zenith National Insurance Corp.                        17,566            875,489
                                                                 ---------------
                                                                      16,881,646
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                            GVIT SMALL COMPANY FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Internet Content (1.5%)
Ask Jeeves, Inc. (b)                                   56,000   $      1,498,000
Checkfree Corp. (b)                                   124,785          4,751,813
CNET Networks, Inc. (b)                               230,400          2,587,392
Infospace, Inc. (b)                                    22,000          1,046,100
Overstock.com, Inc. (b)                                18,000          1,242,000
SINA Corp. (b)                                         20,800            666,848
Valueclick, Inc. (b)                                   42,700            569,191
Websense, Inc. (b)                                     27,900          1,415,088
                                                                 ---------------
                                                                      13,776,432
                                                                 ---------------
Internet Services (0.5%)
Akamai Technologies, Inc. (b)                          98,400          1,282,152
Avocent Corp. (b)                                      13,200            534,864
Corillian Corp. (b)                                       681              3,351
Macromedia, Inc. (b)                                   16,900            525,928
Neoforma, Inc. (b)                                     67,600            519,844
Riverstone Networks, Inc. (b)                               1                  1
Tibco Software, Inc. (b)                              138,000          1,840,920
United Online, Inc. (b)                                25,195            290,498
                                                                 ---------------
                                                                       4,997,558
                                                                 ---------------
Investment Companies (0.2%)
Calamos Asset Management, Inc. (b)                     67,600          1,825,200
                                                                 ---------------
Leisure (1.3%)
4Kids Entertainment, Inc. (b)                          12,114            254,636
Brunswick Corp.                                        21,221          1,050,440
Gaylord Entertainment (b)                              56,800          2,358,904
Planetout, Inc. (b)                                    40,900            556,240
Steinway Musical Instruments, Inc. (b)                  7,503            217,137
Vail Resorts, Inc. (b)                                164,039          3,677,754
WMS Industries, Inc. (b)                              101,700          3,411,018
                                                                 ---------------
                                                                      11,526,129
                                                                 ---------------
Machinery (1.6%)
Applied Industrial Technology, Inc.                    40,536          1,110,673
Cascade Corp.                                          11,700            467,415
Commercial Metals Co.                                  25,600          1,294,336
Cummins Engine, Inc.                                   13,365          1,119,853
JLG Industries, Inc.                                  100,000          1,963,000
Joy Global, Inc.                                       88,100          3,826,183
Kennametal, Inc.                                        3,802            189,226
Lufkin Industries, Inc.                                 8,500            339,218
Middleby Corp.                                         11,939            605,546
Sauer-Danfoss, Inc.                                     1,040             22,682
Tecumseh Products Co., Class A                         13,600            650,080
Wabtec Corp.                                          126,000          2,686,320
                                                                 ---------------
                                                                      14,274,532
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Machinery & Capital Goods (1.2%)
Cognex Corp.                                           40,500   $      1,129,950
Dionex Corp. (b)                                       52,300          2,963,841
Flowserve Corp. (b)                                    43,900          1,209,006
Kaydon Corp.                                           33,800          1,116,076
Roper Industries, Inc.                                 21,600          1,312,632
Thomas Industries, Inc.                                15,000            598,800
Zebra Technologies Corp. (b)                           38,647          2,175,053
                                                                 ---------------
                                                                      10,505,358
                                                                 ---------------
Manufacturing (0.2%)
Penn Energineering & Manufacturing Corp.                3,237             58,590
Superior Essex, Inc. (b)                               80,000          1,503,600
                                                                 ---------------
                                                                       1,562,190
                                                                 ---------------
Materials (0.2%)
Mosaic Co. (b)                                         72,500          1,183,200
Wellman, Inc.                                          97,800          1,045,482
                                                                 ---------------
                                                                       2,228,682
                                                                 ---------------
Medical Equipment & Supplies (1.3%)
Advanced Medical Optics, Inc. (b)                      27,700          1,139,578
Alliance Imaging, Inc. (b)                             20,037            225,416
Amedisys, Inc. (b)                                     44,100          1,428,399
American Medical Systems Holdings, Inc. (b)            27,200          1,137,232
Angelica Corp.                                          8,300            224,515
Cephalon, Inc. (b)                                        934             47,522
Conmed Corp. (b)                                       16,809            477,712
Kensey Nash Corp. (b)                                  30,100          1,039,353
Per-Se Technologies, Inc. (b)                          76,479          1,210,663
ResMed, Inc. (b)                                       30,500          1,558,550
Sola International, Inc. (b)                           19,859            546,917
Sybron Dental Specialties, Inc. (b)                    47,194          1,669,723
Unifirst Corp.                                          1,127             31,872
Young Innovations, Inc.                                44,900          1,514,477
                                                                 ---------------
                                                                      12,251,929
                                                                 ---------------
Medical Products (2.4%)
Anika Therapeutics, Inc. (b)                           15,350            140,453
Animas Corp. (b)                                       33,100            517,353
Bausch & Lomb, Inc.                                     6,566            423,244
Cantel Medical Corp. (b)                                  254              9,505
CNS, Inc.                                               2,626             32,956
Dade Behring Holdings, Inc. (b)                        90,235          5,053,160
Epix Medical, Inc. (b)                                 82,200          1,472,202
Gen-Probe, Inc. (b)                                    25,600          1,157,376
Healthtronics, Inc. (b)                                10,075            107,097
ICU Medical, Inc. (b)                                  76,100          2,080,574
Impax Laboratories, Inc. (b)                           87,000          1,381,560

                       GARTMORE VARIABLE INSURANCE TRUST

                            GVIT SMALL COMPANY FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Medical Products (continued)
Inamed Corp. (b)                                       47,600   $      3,010,700
Martek Biosciences Corp. (b)                           49,400          2,529,280
MGI Pharma, Inc. (b)                                   13,000            364,130
Nutraceutical International Corp. (b)                  14,174            218,421
Owens & Minor, Inc.                                    20,175            568,330
PSS World Medical, Inc. (b)                           115,000          1,439,225
Telik, Inc. (b)                                        30,550            584,727
USANA Health Sciences, Inc. (b)                        14,013            479,245
                                                                 ---------------
                                                                      21,569,538
                                                                 ---------------
Medical Providers (0.2%)
Community Health Systems, Inc. (b)                     44,200          1,232,296
Humana, Inc. (b)                                       30,508            905,783
Kindred Healthcare, Inc. (b)                            3,151             94,372
                                                                 ---------------
                                                                       2,232,451
                                                                 ---------------
Metals (0.3%)
Coeur d'Alene Mines Corp. (b)                         285,400          1,121,622
Glamis Gold Ltd. (b)                                   72,300          1,240,668
                                                                 ---------------
                                                                       2,362,290
                                                                 ---------------
Office Equipment & Supplies (0.4%)
CompX International, Inc. (b)                           2,638             43,606
Ennis Business Forms, Inc.                             33,300            641,025
Global Imaging Systems, Inc. (b)                       13,250            523,375
John H. Harland, Co.                                    4,881            176,204
United Stationers, Inc. (b)                            40,700          1,880,340
                                                                 ---------------
                                                                       3,264,550
                                                                 ---------------
Oil & Gas (5.5%)
Atwood Oceanics, Inc. (b)                              25,500          1,328,550
Bill Barrett Corp. (b)                                 23,800            761,362
Cabot Oil & Gas Corp., Class A                         31,500          1,393,875
Cal Dive International, Inc. (b)                      110,468          4,501,571
Callon Petroleum Co. (b)                                2,410             34,849
Carbo Ceramics, Inc.                                    9,600            662,400
Cascade Natural Gas Corp.                               6,600            139,920
Cimarex Energy Co. (b)                                 75,502          2,861,526
Encore Acquisition Co. (b)                             81,300          2,838,183
Energen Corp.                                           7,003            412,827
Frontier Oil Corp.                                      8,936            238,234
Giant Industries, Inc. (b)                              8,602            228,039
Grey Wolf, Inc. (b)                                   250,000          1,317,500
Hydril Co. (b)                                         28,147          1,280,970
Key Energy Services, Inc. (b)                         101,500          1,197,700
Meridian Resource Corp. (b)                           285,700          1,728,485
National Fuel Gas Co.                                  12,329            349,404
National-Oilwell, Inc. (b)                             93,452          3,297,921
Newfield Exploration Co. (b)                           74,602          4,405,248
Oceaneering International, Inc. (b)                    54,700          2,041,404
Offshore Logistics, Inc. (b)                           74,834          2,429,860
Questar Corp.                                          37,500          1,911,000

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Oil & Gas (continued)
Range Resources Corp.                                  72,750   $      1,488,465
Remington Oil & Gas Corp. (b)                          22,676            617,921
Seacor Holdings, Inc. (b)                               4,005            213,867
St. Mary Land & Exploration Co.                        70,662          2,949,432
Swift Energy Co. (b)                                   41,900          1,212,586
Tesoro Petroleum Corp. (b)                             22,067            703,055
UGI Corp.                                              38,367          1,569,594
Unit Corp. (b)                                         54,600          2,086,266
Universal Compression Holdings, Inc. (b)               29,500          1,029,845
Vintage Petroleum, Inc.                                 8,996            204,119
W-H Energy Services, Inc. (b)                          65,000          1,453,400
                                                                 ---------------
                                                                      48,889,378
                                                                 ---------------
Oil & Gas Exploration Services (1.8%)
Carrizo Oil & Gas, Inc. (b)                           139,000          1,570,700
Delta Petroleum Corp. (b)                              53,900            845,152
Denbury Resources, Inc. (b)                            65,300          1,792,485
KCS Energy, Inc. (b)                                  136,900          2,023,382
Petroleum Development Corp. (b)                        14,100            543,837
Pioneer Natural Resources Co.                          22,862            802,456
Quicksilver Resources, Inc. (b)                        85,500          3,144,690
Southwestern Energy Co. (b)                            67,400          3,416,506
Veritas DGC, Inc. (b)                                  25,700            575,937
Western Gas Resources, Inc.                            63,300          1,851,525
                                                                 ---------------
                                                                      16,566,670
                                                                 ---------------
Packaging (0.1%)
STAMPS.COM, Inc.                                       41,200            652,608
                                                                 ---------------
Paper & Related Products (0.4%)
Glatfelter Co.                                        216,000          3,300,480
                                                                 ---------------
Pharmaceuticals (1.2%)
Angiotech Pharmaceuticals, Inc. (b)                    47,100            868,995
Bone Care International, Inc. (b)                      51,500          1,434,275
Caraco Pharmaceutical Laboritories Ltd. (b)             2,732             26,091
Enzon Pharmaceuticals, Inc. (b)                        21,900            300,468
First Horizon Pharmaceutical Corp. (b)                 13,688            313,318
Kos Pharmaceuticals, Inc. (b)                          31,143          1,172,223
Medicis Pharmaceutical Corp., Class A                  35,500          1,246,405
Neighborcare, Inc. (b)                                 42,500          1,305,600
Noven Pharmaceuticals, Inc. (b)                        47,100            803,526
Par Pharmaceutical Cos, Inc. (b)                       23,900            988,982
Perrigo Co.                                            24,030            414,998
Sciclone Pharmaceuticals, Inc. (b)                     23,200             85,840
SuperGen, Inc. (b)                                     26,600            187,530
Taro Pharmaceuticals USA, Inc. (b)                     56,300          1,915,889
                                                                 ---------------
                                                                      11,064,140
                                                                 ---------------
Printing (0.3%)
Consolidated Graphics, Inc. (b)                        12,065            553,784
Potlatch Corp.                                         15,468            782,371
Proquest Co. (b)                                       26,000            772,200
TransAct Technologies, Inc. (b)                        34,200            730,512
                                                                 ---------------
                                                                       2,838,867
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                            GVIT SMALL COMPANY FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Quarrying (0.2%)
Compass Minerals International, Inc.                   85,000   $      2,059,550
                                                                 ---------------
Real Estate Investment Trust (1.8%)
American Financial Realty Trust                       102,600          1,660,068
Ashford Hospitality Trust, Inc.                       165,700          1,801,159
Associated Estates Realty Corp.                        48,231            492,921
Biomed Realty Trust, Inc.                              57,750          1,282,628
CBL & Associates Properties, Inc.                      31,925          2,437,473
Eagle Hospitality Poperties Trust, Inc. (b)           252,880          2,604,663
Equity Inns, Inc.                                      23,500            275,890
Felcor Lodging Trust, Inc. (b)                         22,200            325,230
Friedman, Billings, Ramsey Group, Inc.,
Class A                                                93,780          1,818,394
InnKeepers USA Trust                                   56,573            803,337
Nationwide Health Properties, Inc.                     68,900          1,636,375
Saxon Capital, Inc.                                    51,900          1,245,081
Trizec Properties, Inc.                                 2,718             51,425
Winston Hotels, Inc.                                   19,800            233,838
                                                                 ---------------
                                                                      16,668,482
                                                                 ---------------
Restaurants (1.4%)
CEC Entertainment, Inc. (b)                            33,218          1,327,723
CKE Restaurants, Inc. (b)                              15,013            217,839
Dave & Buster's, Inc. (b)                              11,157            225,371
IHOP Corp.                                             24,100          1,009,549
Jack In the Box, Inc. (b)                              73,272          2,701,539
P.F. Chang's China Bistro, Inc. (b)                    28,500          1,605,975
Panera Bread Co. (b)                                   40,700          1,641,024
Papa John's International, Inc. (b)                     1,139             39,227
Ruby Tuesday, Inc.                                     30,400            792,832
Sonic Corp. (b)                                        62,300          1,900,150
Steak n Shake Co. (b)                                  40,650            816,252
                                                                 ---------------
                                                                      12,277,481
                                                                 ---------------
Retail (4.5%)
7-ELEVEN, Inc. (b)                                      9,938            238,015
Abercrombie & Fitch Co.                                10,400            488,280
AC Moore Arts & Crafts, Inc. (b)                       51,500          1,483,715
American Greetings Corp.                               15,172            384,610
Barnes & Noble, Inc. (b)                               25,692            829,081
Big 5 Sporting Goods Corp.                             66,800          1,946,552
BJ's Restaurants, Inc. (b)                             52,170            730,380
BJ's Wholesale Club, Inc. (b)                           8,803            256,431
Blue Nile, Inc. (b)                                    19,600            541,352
Bon-Ton Stores, Inc.                                    7,001            110,266
Build-A-Bear Workshop, Inc. (b)                        37,800          1,328,670
Carter's, Inc. (b)                                     43,300          1,471,767
Charming Shoppes, Inc. (b)                             58,232            545,634
Claire's Stores, Inc.                                  12,310            261,588
Deckers Outdoor Corp. (b)                               6,299            295,990
Department 56, Inc. (b)                                 5,169             86,064
Electronics Boutique Holdings Corp. (b)                 8,615            369,928
EZCorp, Inc. (b)                                        6,408             98,747

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Retail (continued)
Finlay Enterprises, Inc. (b)                            1,674   $         33,128
Fossil, Inc. (b)                                      152,800          3,917,793
Genesco, Inc. (b)                                      44,300          1,379,502
Guitar Center, Inc. (b)                                45,600          2,402,664
Handleman Co.                                          17,707            380,346
Jos. A. Bank Clothiers, Inc. (b)                            1                 28
Loews Corp.                                             3,005             86,995
Movado Group, Inc.                                     11,894            221,823
Movie Gallery, Inc.                                    42,615            812,668
Pacific Sunwear of California, Inc. (b)                62,500          1,391,250
Pantry, Inc. (b)                                       13,474            405,433
Party City Corp. (b)                                    5,591             72,292
Petco Animal Supplies, Inc. (b)                        77,950          3,077,466
Ralcorp Holding, Inc.                                  68,200          2,859,626
Rent-A-Center, Inc. (b)                                36,253            960,705
Saks, Inc.                                             59,500            863,345
School Specialty, Inc. (b)                             36,700          1,415,152
Smart & Final, Inc. (b)                                10,216            147,008
Stage Store, Inc. (b)                                  24,745          1,027,412
Stein Mart, Inc. (b)                                    7,195            122,747
Tractor Supply Co. (b)                                 63,000          2,344,230
Trans World Entertainment Corp. (b)                    36,880            459,894
Tuesday Morning Corp. (b)                             106,300          3,255,969
Zale Corp. (b)                                         51,800          1,547,266
                                                                 ---------------
                                                                      40,651,812
                                                                 ---------------
Schools (0.7%)
Bright Horizons Family Solutions, Inc. (b)             16,700          1,081,492
Laureate Education, Inc. (b)                           19,600            864,164
Strayer Education, Inc.                                26,200          2,876,498
Universal Technical Institute, Inc. (b)                44,200          1,684,904
                                                                 ---------------
                                                                       6,507,058
                                                                 ---------------
Security Services (0.0%)
Brinks, (The) Co.                                       1,578             62,363
                                                                 ---------------
Semiconductor Equipment (0.6%)
ADE Corp. (b)                                          11,157            208,859
Atmel Corp. (b)                                       350,252          1,372,987
Atmi, Inc. (b)                                         13,143            296,112
August Technology Corp. (b)                           104,900          1,104,597
Credence Systems Corp. (b)                             60,800            556,320
MEMC Electronic Materials, Inc. (b)                    49,183            651,675
Photronics, Inc. (b)                                   44,216            729,564
SIPEX Corp. (b)                                        41,400            193,752
Standard Microsystems Corp. (b)                        17,900            319,157
                                                                 ---------------
                                                                       5,433,023
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                            GVIT SMALL COMPANY FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Semiconductors (0.7%)
Cymer, Inc. (b)                                        52,500   $      1,550,850
Microsemi Corp. (b)                                    28,100            487,816
Silicon Image, Inc. (b)                               108,500          1,785,910
Skyworks Solutions, Inc. (b)                          126,000          1,188,180
Tessera Technologies, Inc. (b)                         43,900          1,633,519
                                                                 ---------------
                                                                       6,646,275
                                                                 ---------------
Steel (0.6%)
AK Steel Holding Corp. (b)                             10,760            155,697
NS Group, Inc. (b)                                      8,444            234,743
Olympic Steel, Inc. (b)                                37,009            981,109
Oregon Steel Mills, Inc. (b)                           55,685          1,129,849
Shiloh Industries, Inc. (b)                             7,736            108,304
Steel Dynamics, Inc.                                   36,930          1,398,908
Texas Industries, Inc.                                  2,031            126,694
Wheeling-Pittsburg Corp. (b)                           24,400            940,376
                                                                 ---------------
                                                                       5,075,680
                                                                 ---------------
Technology (1.1%)
Amx Corp. (b)                                           9,727            160,204
Black Box Corp.                                        15,800            758,716
CACI International, Inc., Class A (b)                  23,300          1,587,429
Coherent, Inc. (b)                                     35,800          1,089,752
Electronics For Imaging, Inc. (b)                      90,500          1,575,605
Flamel Technologies-SP ADR (b)                         35,580            693,454
Ingram Micro, Inc. (b)                                 56,449          1,174,139
Intergraph Corp. (b)                                   63,700          1,715,441
Progress Software Corp. (b)                            16,358            381,959
Tech Data Corp. (b)                                     6,258            284,113
Tessco Technologies, Inc. (b)                           9,731            136,137
                                                                 ---------------
                                                                       9,556,949
                                                                 ---------------
Telecommunication Equipment (0.3%)
Andrew Corp. (b)                                       52,000            708,760
Harris Corp.                                           14,400            889,776
Plantronics, Inc.                                      36,000          1,492,920
                                                                 ---------------
                                                                       3,091,456
                                                                 ---------------
Telecommunication Services (1.2%)
Arbinet Holdings, Inc. (b)                             20,730            515,141
Aspect Communications Corp. (b)                         4,278             47,657
Commonwealth Telephone Enterprises, Inc. (b)           14,140            702,192
Commscope, Inc. (b)                                    59,036          1,115,780
Comtech Telecommunications Corp. (b)                   21,700            816,137
Digi International, Inc. (b)                            3,044             52,326
IDT Corp. (b)                                          31,100            481,428
NII Holdings, Inc. (b)                                 43,900          2,083,055
PTEK Holdings, Inc. (b)                               130,719          1,400,000
SpectraSite, Inc. (b)                                  62,300          3,607,171
Talk America Holdings, Inc. (b)                        33,766            223,531
                                                                 ---------------
                                                                      11,044,418
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Textiles (0.0%)
Valhi                                                   9,594   $        154,367
                                                                 ---------------
Tire & Rubber (0.1%)
Cooper Tire & Rubber Co.                               60,000          1,293,000
                                                                 ---------------
Tools (0.1%)
The Stanley Works                                      21,505          1,053,530
                                                                 ---------------
Toys (0.3%)
Jakks Pacific, Inc. (b)                                46,663          1,031,719
Marvel Enterprises, Inc. (b)                           89,600          1,835,008
RC2 Corp. (b)                                           4,642            151,329
                                                                 ---------------
                                                                       3,018,056
                                                                 ---------------
Transportation (2.2%)
Arkansas Best Corp.                                     4,992            224,091
Arlington Tankers Ltd. (b)                             24,800            569,160
EGL, Inc. (b)                                          10,686            319,405
Forward Air Corp. (b)                                   4,609            206,022
Frontier Airlines, Inc. (b)                             8,040             91,736
Heartland Express, Inc.                                13,608            305,772
J.B. Hunt Transport Services, Inc.                     85,800          3,848,130
Kansas City Southern Industries, Inc. (b)             141,138          2,502,377
Kirby Corp. (b)                                        36,181          1,605,713
Knight Transportation, Inc.                            11,088            274,982
Laidlaw International, Inc. (b)                        50,800          1,087,120
Landstar System, Inc. (b)                              33,935          2,498,973
RailAmerica, Inc. (b)                                  77,062          1,005,659
SCS Transportation, Inc. (b)                           14,200            331,854
Ship Finance International                              1,454             29,839
SkyWest, Inc.                                          12,583            252,415
U.S. Xpress Enterprises, Inc. (b)                      38,800          1,136,840
USF Corp.                                              33,380          1,266,771
UTI Worldwide, Inc.                                    24,500          1,666,490
Yellow Roadway Corp. (b)                               10,147            565,289
                                                                 ---------------
                                                                      19,788,638
                                                                 ---------------
Travel Services (0.0%)
Ambassadors Group, Inc.                                   697             24,820
                                                                 ---------------
Utilities (1.3%)
Artesyn Technologies, Inc. (b)                         34,600            390,980
California Water Service Group                          6,400            240,960
Duratek, Inc. (b)                                       5,815            144,852
Gasco Energy Inc. (b)                                 198,600            846,036
Northwestern Corp. (b)                                 37,500          1,050,000
ONEOK, Inc.                                            40,109          1,139,898
UniSource Energy Corp.                                 54,386          1,311,246
Waste Connections, Inc. (b)                            46,450          1,590,913
Westar Energy, Inc.                                   129,300          2,957,090
Wisconsin Energy Corp.                                 56,900          1,918,099
                                                                 ---------------
                                                                      11,590,074
                                                                 ---------------
Veterinary Diagnostics (0.5%)
VCA Antech, Inc. (b)                                  230,300          4,513,880
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                            GVIT SMALL COMPANY FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Waste Disposal (0.1%)
Darling International, Inc. (b)                        10,790   $         47,044
Metal Management, Inc.                                 44,031          1,183,113
                                                                 ---------------
                                                                       1,230,157
                                                                 ---------------
Wholesale Distribution (0.3%)
Amb Property Corp.                                     31,000          1,252,090
Beacon Roofing Supply, Inc. (b)                        86,700          1,721,862
                                                                 ---------------
                                                                       2,973,952
                                                                 ---------------
                                                                     764,032,750
                                                                 ---------------
TOTAL COMMON STOCKS                                                  889,383,745
                                                                 ---------------
CORPORATE BONDS (0.0%)
United States (0.0%)
Wholesale Distribution (0.0%)
Timco Aviation Services, Inc.,
8.00%, 01/02/07                              $            252                  0
                                                                 ---------------
TOTAL CORPORATE BONDS                                                          0
                                                                 ---------------
MUTUAL FUND (0.3%)
United States (0.3%)
Federated Prime Obligation,
Institutional Class                                   367,046            367,046
Ishares Eafe Index Fund                                12,500          2,000,625
Nasdaq Biotech Index                                   10,000            754,000
                                                                 ---------------
                                                                       3,121,671
                                                                 ---------------
TOTAL MUTUAL FUND                                                      3,121,671
                                                                 ---------------
COMMERCIAL PAPER (0.5%)
Foreign Bank & Branches & Agencies (0.5%)
UBS Finance (DE), 0.00%, 01/03/05                   4,606,000   $      4,605,144
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 4,605,144
                                                                 ---------------
TOTAL INVESTMENTS (COST $702,726,099)
(A) -- 98.7%                                                         897,110,560
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%                         11,880,036
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    908,990,596
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)      Denotes a non-income producing security

(c)      Fair Valued Security

ADR      American Depositary Receipt

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                        GARTMORE GVIT MONEY MARKET FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER (30.7%)
Asset Backed -- Auto Receivables (0.9%)
CPS Auto Trust (0.1%)
1.80%, 07/15/05                              $      1,589,531   $      1,589,531
                                                                 ---------------
FCAR Owner Trust I (0.8%)
2.27%, 02/03/05                                    15,000,000         14,968,925
                                                                 ---------------
                                                                      16,558,456
                                                                 ---------------
Asset Backed -- CDO -- Trust Preferred (2.8%)
Lockhart Funding LLC (2.8%)
2.40%, 01/18/05                                    50,000,000         49,943,333
                                                                 ---------------
Asset Backed -- Domestic (9.1%)
CC USA, Inc. (b) (2.2%)
2.30%, 02/08/05                                    20,000,000         19,951,444
2.31%, 02/22/05                                    20,000,000         19,933,556
                                                                 ---------------
                                                                      39,885,000
                                                                 ---------------
Harrier Financial Funding US LLC (3.6%)
2.14%-2.28%, 01/25/05                               4,647,000          4,640,231
2.37%, 01/27/05                                    25,000,000         24,957,209
2.26%, 02/01/05                                    10,800,000         10,779,076
2.28%, 02/10/05                                     2,500,000          2,493,694
2.37%, 02/14/05                                     3,007,000          2,998,290
2.30%, 02/15/05                                     7,522,000          7,500,468
2.32%, 02/22/05                                    10,000,000          9,966,633
                                                                 ---------------
                                                                      63,335,601
                                                                 ---------------
Three Pillars Funding Corp. (b) (3.3%)
2.39%, 01/04/05                                    30,000,000         29,994,024
2.35%, 01/18/05                                    21,158,000         21,134,521
2.35%-2.36%, 01/24/05                               8,372,000          8,359,407
                                                                 ---------------
                                                                      59,487,952
                                                                 ---------------
                                                                     162,708,553
                                                                 ---------------
Asset Backed -- Equipment Trust (0.0%)
CIT Equipment Collateral (b) (0.0%)
1.12%, 03/20/05                                       619,148            619,148
                                                                 ---------------
Asset Backed -- Mortgages (7.3%)
Georgetown Funding Co. (b) (3.7%)
2.28%, 01/06/05                                    15,000,000         14,995,250
2.28%, 01/18/05                                    25,000,000         24,973,202
2.34%, 02/03/05                                    10,000,000          9,978,550
2.41%, 02/05/05                                    15,000,000         14,965,635
                                                                 ---------------
                                                                      64,912,637
                                                                 ---------------
Thornburg Mortgage Capital (b) (3.6%)
2.29%, 01/03/05                                     5,000,000          4,999,364
2.35%, 01/07/05                                    11,485,000         11,480,502
2.40%, 01/11/05                                    10,000,000          9,993,333
2.40%, 01/14/05                                    25,000,000         24,978,333
2.36%, 02/01/05                                    13,000,000         12,973,581
                                                                 ---------------
                                                                      64,425,113
                                                                 ---------------
                                                                     129,337,750
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER (continued)
Asset Backed -- Trade & Term Receivables (3.4%)
Golden Funding Corp. (b) (2.6%)
2.38%-2.40%, 02/14/05                        $     34,409,000   $     34,308,293
2.36%, 02/16/05                                    11,855,000         11,819,251
                                                                 ---------------
                                                                      46,127,544
                                                                 ---------------
Kitty Hawk Funding Corp. (b) (0.8%)
2.35%, 01/19/05                                     3,185,000          3,181,258
2.35%, 01/20/05                                    11,832,000         11,817,325
                                                                 ---------------
                                                                      14,998,583
                                                                 ---------------
                                                                      61,126,127
                                                                 ---------------
Asset Backed -- Yankee (7.2%)
Check Point Charlie, Inc. (3.6%)
2.37%, 01/25/05                                     8,000,000          7,987,360
2.26%, 02/02/05                                    27,000,000         26,946,000
2.28%-2.36%, 02/09/05                              30,000,000         29,925,629
                                                                 ---------------
                                                                      64,858,989
                                                                 ---------------
Giro Funding Corp. (b) (0.6%)
2.45%, 03/15/05                                    10,000,000          9,950,522
                                                                 ---------------
Premier Asset Collateralized Entity LLC (b) (1.3%)
2.26%, 02/01/05                                     5,000,000          4,990,313
2.29%, 02/15/05                                    10,000,000          9,971,499
2.30%, 02/22/05                                     5,000,000          4,983,389
2.48%, 02/28/05                                     3,000,000          2,988,062
                                                                 ---------------
                                                                      22,933,263
                                                                 ---------------
Sigma Finance, Inc. (b) (0.4%)
2.26%, 02/04/05                                     7,267,000          7,251,558
                                                                 ---------------
Stanfield Victoria Funding LLC (b) (1.3%)
2.27%, 01/04/05                                    15,000,000         14,997,163
2.45%, 02/15/05                                     5,600,000          5,582,850
2.43%, 02/28/05                                     3,000,000          2,988,303
                                                                 ---------------
                                                                      23,568,316
                                                                 ---------------
                                                                     128,562,648
                                                                 ---------------
TOTAL ASSET BACKED COMMERCIAL PAPER                                  548,856,015
                                                                 ---------------
COMMERCIAL PAPER (35.8%)
Banks -- Foreign (7.2%)
ANZ National (Int'l) Ltd. (b) (0.3%)
2.36%, 01/28/05                                     5,300,000          5,290,619
                                                                 ---------------
Barclays US Funding Corp. (2.3%)
2.35%, 02/01/05                                     2,800,000          2,794,334
2.37%-2.46%, 02/22/05                              37,800,000         37,670,274
                                                                 ---------------
                                                                      40,464,608
                                                                 ---------------
HBOS Treasury Services PLC (0.1%)
2.46%, 03/15/05                                     1,100,000          1,094,535
                                                                 ---------------
Svenska Handelsbank, Inc. (0.0%)
2.33%, 02/22/05                                       640,000            637,855
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                        GARTMORE GVIT MONEY MARKET FUND

           Statement of Investments -- December 31, 2004 (continued)

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER (continued)
Banks -- Foreign (continued)
UBS Finance (DE) LLC (3.1%)
2.39%, 01/04/05                              $     20,000,000   $     19,996,017
2.38%, 01/05/05                                    31,509,000         31,500,668
2.39%, 02/23/05                                     6,500,000          6,477,129
                                                                 ---------------
                                                                      57,973,814
                                                                 ---------------
Westpac Capital Corp. (1.4%)
2.43%, 03/09/05                                    25,000,000         24,887,403
                                                                 ---------------
                                                                     130,348,834
                                                                 ---------------
Banks -- Mortgage (4.4%)
Nationwide Building Society (1.7%)
2.33%, 02/07/05                                    15,000,000         14,964,233
2.41%, 03/07/05                                    15,000,000         14,935,000
                                                                 ---------------
                                                                      29,899,233
                                                                 ---------------
Northern Rock PLC (b) (2.7%)
2.30%, 02/08/05                                     3,200,000          3,192,231
2.27%, 02/17/05                                    25,000,000         24,926,236
2.46%, 03/21/05                                    20,000,000         19,892,472
                                                                 ---------------
                                                                      48,010,939
                                                                 ---------------
                                                                      77,910,172
                                                                 ---------------
Broker/Dealer (8.0%)
Bear Stearns Co. (b) (3.5%)
2.38%, 03/01/05                                    40,000,000         39,844,633
2.35%, 03/03/05                                    13,000,000         12,948,235
2.46%, 03/21/05                                    10,000,000          9,946,236
                                                                 ---------------
                                                                      62,739,104
                                                                 ---------------
Goldman Sachs Group, Inc. (1.1%)
2.33%, 01/28/05                                    20,000,000         19,965,050
                                                                 ---------------
Morgan Stanley Dean Witter & Co. (3.4%)
2.34%, 01/21/05                                    60,000,000         59,922,000
                                                                 ---------------
                                                                     142,626,154
                                                                 ---------------
Finance Lessors (3.6%)
PB Finance (Delaware) (3.6%)
2.26%, 01/04/05                                     8,618,000   $      8,616,377
2.25%, 01/06/05                                     3,495,000          3,493,908
2.25%, 01/20/05                                     5,000,000          4,994,063
2.32%-2.33%, 02/03/05                              23,525,000         23,474,786
2.32%, 02/07/05                                     2,750,000          2,743,443
2.36%-2.40%, 02/08/05                              20,866,000         20,813,857
2.39%, 02/14/05                                       100,000             99,708
                                                                 ---------------
                                                                      64,236,142
                                                                 ---------------
Financial Services (2.7%)
Rabobank USA Finance Corp. (2.7%)
2.17%, 01/03/05                                    48,237,000         48,231,185
                                                                 ---------------
Insurance (0.6%)
Allianz Finance Corp. (b) (0.6%)
2.43%, 03/10/05                                    10,000,000          9,954,289
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER (continued)
Personal Credit Institutions (5.0%)
General Electric Capital Corp. (b) (1.6%)
2.27%, 02/15/05                              $     28,000,000   $     27,918,150
2.41%, 02/24/05                                     1,400,000          1,394,960
                                                                 ---------------
                                                                      29,313,110
                                                                 ---------------
Toyota Motor Credit Corp. (b) (3.4%)
2.37%, 02/17/05                                     6,000,000          5,981,435
2.39%, 02/28/05                                    45,000,000         44,827,450
2.41%, 03/02/05                                    10,000,000          9,960,000
                                                                 ---------------
                                                                      60,768,885
                                                                 ---------------
                                                                      90,081,995
                                                                 ---------------
Railroad Transportation (0.8%)
Network Rail PLC (b) (0.8%)
2.31%, 02/18/05                                    15,000,000         14,954,000
                                                                 ---------------
Subdividers/Developers (3.5%)
Yorkshire Building Society (3.5%)
2.02%, 01/05/05                                    19,300,000         19,295,690
2.28%-2.34%, 02/15/05                              43,682,000         43,556,901
                                                                 ---------------
                                                                      62,852,591
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                               641,195,362
                                                                 ---------------
FLOATING RATE NOTES (c) (24.0%)
Asset Backed -- CDO (5.3%)
Castle Hill III Ltd. (b) (0.6%)
2.53%, 09/15/15                                    10,000,000         10,000,000
                                                                 ---------------
Commodore CDO I Ltd. (b) (1.4%)
2.57%, 12/12/38                                    25,000,000         25,000,000
                                                                 ---------------
Davis Square Funding Ltd. (b) (0.8%)
2.36%, 05/06/39                                    15,000,000         15,000,000
                                                                 ---------------
Duke Funding VI Managed (b) (0.3%)
2.12%, 04/08/05                                     5,000,000          5,000,000
                                                                 ---------------
Newcastle CDO Ltd. (b) (0.8%)
2.45%, 09/24/38                                    15,000,000         15,000,000
                                                                 ---------------
NorthLake CDO Class I-MM (b) (1.4%)
2.52%, 03/06/33                                    25,000,000         25,000,000
                                                                 ---------------
                                                                      95,000,000
                                                                 ---------------
Asset Backed -- Equipment Trust (0.2%)
Marlin Leasing Receivables LLC (b) (0.2%)
2.45%, 08/15/05                                     3,679,632          3,679,632
                                                                 ---------------
Asset Backed -- Yankee (8.6%)
K2 (USA) LLC (b) (2.2%)
2.15%, 02/07/05                                    30,000,000         29,999,850
2.26%, 06/03/05                                    10,000,000          9,999,581
                                                                 ---------------
                                                                      39,999,431
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                        GARTMORE GVIT MONEY MARKET FUND

           Statement of Investments -- December 31, 2004 (continued)

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------
FLOATING RATE NOTES (continued)
Asset Backed -- Yankee (continued)
Premier Asset Collateralized Entity LLC (b) (2.2%)
2.26%, 02/18/05                              $     15,000,000   $     15,000,000
2.36%, 09/15/05                                    25,000,000         24,996,479
                                                                 ---------------
                                                                      39,996,479
                                                                 ---------------
Sigma Finance, Inc. (b) (2.0%)
2.34%, 05/31/05                                    25,000,000         24,998,981
2.39%, 09/15/05                                    10,000,000         10,000,635
                                                                 ---------------
                                                                      34,999,616
                                                                 ---------------
Stanfield Victoria Funding LLC (b) (2.2%)
2.37%, 02/25/05                                    10,000,000         10,000,000
2.39%, 05/25/05                                    15,000,000         14,998,790
2.37%, 08/12/05                                    15,000,000         14,998,162
                                                                 ---------------
                                                                      39,996,952
                                                                 ---------------
                                                                     154,992,478
                                                                 ---------------
Banks -- Domestic (1.0%)
Wells Fargo & Co. (b) (1.0%)
2.31%, 01/02/08                                    17,000,000         17,000,000
                                                                 ---------------
Banks -- Foreign (2.9%)
HBOS Treasury Services PLC (1.2%)
2.39%, 11/20/07                                    22,000,000         22,000,000
                                                                 ---------------
Westdeutsche Landesbank Giro (b) (1.7%)
2.32%, 06/10/05                                    30,000,000         30,000,000
                                                                 ---------------
                                                                      52,000,000
                                                                 ---------------
Banks -- Mortgage (0.9%)
Northern Rock PLC (b) (0.9%)
2.02%, 01/13/05                                     3,000,000          2,999,962
2.49%, 10/07/05                                    12,500,000         12,500,000
                                                                 ---------------
                                                                      15,499,962
                                                                 ---------------
Broker/Dealer (2.1%)
Goldman Sachs Group, Inc. (2.1%)
2.51%, 05/20/05                                    37,000,000         37,000,000
                                                                 ---------------
Finance -- Automotive (0.6%)
American Honda Finance Corp. (0.6%)
2.16%, 05/06/05                                    10,000,000         10,000,000
                                                                 ---------------
Insurance (0.8%)
Allstate Life Global Funding (b) (0.8%)
2.34%, 04/08/05                                    15,000,000         15,000,000
                                                                 ---------------
Personal Credit Institutions (1.6%)
General Electric Capital Corp. (b) (1.6%)
2.46%, 07/09/07                                    21,000,000         21,000,000
2.51%, 10/17/07                                     8,000,000          8,000,000
                                                                 ---------------
                                                                      29,000,000
                                                                 ---------------
TOTAL FLOATING RATE NOTES (C)                                        429,172,072
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED & AGENCY
OBLIGATIONS (4.4%)
Federal Home Loan Bank (3.6%)
1.30%, 02/23/05                              $     15,000,000   $     15,000,000
1.46%, 03/01/05                                    10,000,000         10,000,000
1.43%, 03/11/05                                    10,000,000         10,000,000
1.44%, 03/11/05                                     9,000,000          9,000,000
1.35%, 03/23/05                                    10,000,000         10,000,000
1.30%, 04/13/05                                    10,000,000         10,000,000
                                                                 ---------------
                                                                      64,000,000
                                                                 ---------------
Federal National Mortgage Association (0.8%)
1.50%, 02/14/05                                     5,000,000          5,000,000
1.40%, 05/03/05                                    10,000,000         10,000,000
                                                                 ---------------
                                                                      15,000,000
                                                                 ---------------
TOTAL U.S. GOVERNMENT SPONSORED &
AGENCY OBLIGATIONS                                                    79,000,000
                                                                 ---------------
CERTIFICATES OF DEPOSIT (3.4%)
Banks -- Domestic (3.4%)
State Street Corp. (3.4%)
2.18%, 01/03/05                                    25,000,000         24,996,972
                                                                 ---------------
1.31%, 04/15/05                                    35,000,000         35,000,000
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT                                         59,996,972
                                                                 ---------------
TAXABLE MUNICIPAL BONDS (1.8%)
Finance, Taxation, & Monetary Policy (1.8%)
Sunshine State Governmental Financing
Commission (b) (1.8%)
2.28%, 01/12/05                                     9,796,000          9,789,175
2.39%, 02/02/05                                    21,630,000         21,584,049
                                                                 ---------------
                                                                      31,373,224
                                                                 ---------------
TOTAL TAXABLE MUNICIPAL BONDS                                         31,373,224
                                                                 ---------------
TOTAL INVESTMENTS
(COST $1,789,593,645) (A) -- 100.1%                                1,789,593,645
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                       (1,942,100)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $  1,787,651,545
                                                                 ===============

---------------
(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
(b) Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
(c) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2004. The maturity date represents the actual maturity date.
CDO      Collateralized Debt Obligation

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                       GARTMORE GVIT MONEY MARKET FUND II

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER (84.1%)
Agricultural Operations (3.4%)
Cargill, Inc., 2.22%, 01/03/05 (b)        $         6,500,000   $      6,499,198
                                                                 ---------------
Bank Holdings Companies (3.4%)
JP Morgan Chase & Co., 2.25%, 01/05/05              6,500,000          6,498,375
                                                                 ---------------
Banks -- Foreign (5.4%)
National Australia Funding (DE),
2.28%, 01/03/05                                     4,000,000          3,999,493
UBS Finance (DE) LLC, 2.38%, 01/05/05               6,500,000          6,498,281
                                                                 ---------------
                                                                      10,497,774
                                                                 ---------------
Beverages (6.5%)
Anheuser Busch Cos., Inc.,
2.00%, 01/03/05 (b)                                 6,500,000          6,499,278
Pepsico, Inc., 2.23%, 01/05/05 (b)                  6,000,000          5,998,513
                                                                 ---------------
                                                                      12,497,791
                                                                 ---------------
Broker/Dealers (9.6%)
Bear Stearns Cos., Inc., 2.20%, 01/10/05            6,000,000          5,996,700
Citigroup Global Markets Holding, Inc.,
2.28%, 01/07/05                                     6,500,000          6,497,530
Goldman Sachs Group, Inc.,
2.33%, 01/04/05                                     6,000,000          5,998,835
                                                                 ---------------
                                                                      18,493,065
                                                                 ---------------
Cutlery (3.6%)
Gillete Co., 2.15%, 01/03/05 (b)                    7,000,000          6,999,164
                                                                 ---------------
Finance -- Automotive (3.6%)
Toyota Motor Credit Corp.,
2.29%, 01/05/05 (b)                                 4,000,000          3,998,982
Toyota Motor Credit Corp.,
2.10%, 01/07/05 (b)                                 3,000,000          2,998,950
                                                                 ---------------
                                                                       6,997,932
                                                                 ---------------
Finance -- Consumer Sales (8.5%)
American Express Credit Corp.,
2.25%, 01/05/05                                     7,000,000          6,998,244
American General Finance Corp.,
2.31%, 01/05/05                                     2,312,000          2,311,407
HSBC Finance Corp., 2.05%, 01/03/05                 7,000,000          6,999,203
                                                                 ---------------
                                                                      16,308,854
                                                                 ---------------

--------------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT              Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (continued)
Finance -- Diversified (16.2%)
AIG FUNDING, 2.15%, 01/07/05                 $      4,500,000   $      4,498,388
GE CAPITAL CORP.,
2.18%, 01/06/05                                     6,500,000          6,498,032
PRIVATE EXPORT FUNDING CORP.,
2.25%, 01/11/05 (B)                                 6,271,000          6,267,081
PRUDENTIAL FUNDING LLC, 2.15%, 01/07/05             7,000,000          6,997,492
RABOBANK USA FINANCE CORP.,
2.17%, 01/03/05                                     7,000,000          6,999,156
                                                                 ---------------
                                                                      31,260,149
                                                                 ---------------
Finance Lessors (5.2%)
PB FINANCE (DE),
2.35%, 01/04/05                                     3,100,000          3,099,393
STATE STREET CORP.,
2.18%, 01/03/05                                     7,000,000          6,999,152
                                                                 ---------------
                                                                      10,098,545
                                                                 ---------------
Finance Services (3.6%)
FIRST DATA CORP.,
2.27%, 01/03/05                                     4,000,000          3,999,496
FIRST DATA CORP.,
2.20%, 01/06/05                                     3,000,000          2,999,083
                                                                 ---------------
                                                                       6,998,579
                                                                 ---------------
Manufacturing -- Diversified (2.6%)
ILLINOIS TOOL WORKS INC., 2.25%, 01/03/05           5,000,000          4,999,375
                                                                 ---------------
Motorcycles (2.1%)
HARLEY-DAVIDSON FUNDING CORP.,
2.25%, 01/06/05 (B)                                 4,000,000          3,998,750
                                                                 ---------------
Pharmaceuticals (3.6%)
ABBOTT LABORATORIES, 2.17%, 01/07/05 (B)            7,000,000          6,997,468
                                                                 ---------------
Publishing -- Newspapers (2.1%)
GANNETT CO., 2.25%, 01/05/05 (B)                    4,000,000          3,999,000
                                                                 ---------------
Telephone -- Integrated (2.6%)
BELLSOUTH CORP.,
2.15%, 01/03/05 (B)                                 1,800,000          1,799,785
BELLSOUTH CORP.,
2.28%, 01/05/05 (B)                                 3,267,000          3,266,172
                                                                 ---------------
                                                                       5,065,957
                                                                 ---------------
Transportation -- Services (2.1%)
NETJETS, INC., 2.25%, 01/11/05 (B)                  4,000,000          3,997,500
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                               162,207,476
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                       GARTMORE GVIT MONEY MARKET FUND II

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES (13.2%)
CDO Trust Preferred (3.1%)
Lockhart Funding LLC, 2.42%, 01/06/05 (b)    $      6,000,000   $      5,997,983
                                                                 ---------------
Trade & Term Receivables (10.1%)
Falcon Asset Securitization Corp.,
2.34%, 01/05/05                                     6,000,000          5,998,440
Kitty Hawk Funding Corp., 2.28%, 01/03/05 (b)       6,882,000          6,881,129
Old Line Funding Corp., 2.25%, 01/05/05 (b)         6,500,000          6,498,375
                                                                 ---------------
                                                                      19,377,944
                                                                 ---------------
TOTAL ASSET BACKED SECURITIES                                         25,375,927
                                                                 ---------------
U.S. GOVERNMENT AGENCIES (2.9%)
Federal National Mortgage Association (2.9%)
Federal National Mortgage Association,
2.17%, 01/03/05                                     5,590,000          5,589,326
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCIES                                         5,589,326
                                                                 ---------------
TOTAL INVESTMENTS
(COST $193,172,729) (A) -- 100.2%                                    193,172,729
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%                         (352,638)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    192,820,091
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b) Restricted Securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

CDO - Collateralized Debt Obligation

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                         J.P. MORGAN GVIT BALANCED FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (61.8%)
Aerospace/Defense (0.7%)
Lockheed Martin Corp.                        $         13,400   $        744,370
Northrop Grumman Corp.                                 15,000            815,400
Raytheon Co.                                              100              3,883
                                                                 ---------------
                                                                       1,563,653
                                                                 ---------------
Apparel (0.4%)
Nike, Inc., Class B                                    10,600            961,314
                                                                 ---------------
Auto Parts & Equipment (0.1%)
Lear Corp.                                              4,600            280,646
                                                                 ---------------
Automobiles (0.4%)
Ford Motor Co.                                         36,200            529,968
General Motors Corp.                                    9,100            364,546
                                                                 ---------------
                                                                         894,514
                                                                 ---------------
Broadcast Media/Cable Television (1.6%)
E.W. Scripps Co., Class A                              10,300            497,284
Fox Entertainment Group, Inc. (b)                      29,000            906,540
Time Warner, Inc. (b)                                  14,300            277,992
Viacom, Inc., Class B                                  60,700          2,208,873
                                                                 ---------------
                                                                       3,890,689
                                                                 ---------------
Building -- Residential & Commercial (0.1%)
D.R. Horton, Inc.                                         500             20,155
Lennar Corp., Class A                                   4,200            238,056
                                                                 ---------------
                                                                         258,211
                                                                 ---------------
Business & Consumer Services (0.5%)
eBay, Inc. (b)                                          9,200          1,069,776
FedEx Corp.                                             1,100            108,339
                                                                 ---------------
                                                                       1,178,115
                                                                 ---------------
Chemicals/Diversified (1.2%)
Air Products & Chemicals, Inc.                          9,700            562,309
Dow Chemical Co.                                       12,400            613,924
Eastman Chemical Co.                                      500             28,865
Nalco Holding Co. (b)                                  17,000            331,840
PPG Industries, Inc.                                    3,700            252,192
Praxair, Inc.                                          16,100            710,815
Rohm & Haas Co.                                         8,100            358,263
                                                                 ---------------
                                                                       2,858,208
                                                                 ---------------
Communication Equipment (1.1%)
Corning, Inc. (b)                                      50,900            599,093
Motorola, Inc.                                         36,000            619,200
QUALCOMM, Inc.                                         32,200          1,365,280
                                                                 ---------------
                                                                       2,583,573
                                                                 ---------------
Computer Equipment (2.5%)
Dell, Inc. (b)                                         35,900          1,512,826
EMC Corp. (b)                                          37,400            556,138
Hewlett-Packard Co.                                    43,500            912,195
International Business Machines Corp.                  23,900          2,356,062
Juniper Networks, Inc. (b)                              6,300            171,297

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Computer Equipment (continued)
Lexmark International, Inc. (b)              $          7,000   $        595,000
                                                                 ---------------
                                                                       6,103,518
                                                                 ---------------
Computer Software & Services (4.3%)
Cisco Systems, Inc. (b)                               105,700          2,040,010
Computer Sciences Corp. (b)                             6,100            343,857
First Data Corp.                                       14,600            621,084
Microsoft Corp.                                       159,400          4,257,574
NCR Corp. (b)                                           4,700            325,381
Oracle Corp. (b)                                      137,900          1,891,988
Sungard Data Systems, Inc. (b)                          7,400            209,642
Take-Two Interactive Software, Inc. (b)                 8,600            299,194
VERITAS Software Corp. (b)                              9,600            274,080
                                                                 ---------------
                                                                      10,262,810
                                                                 ---------------
Conglomerates (1.8%)
ITT Industries, Inc.                                      500             42,225
Johnson Controls, Inc.                                  9,700            615,368
Tyco International Ltd.                                54,300          1,940,682
United Technologies Corp.                              17,300          1,787,955
                                                                 ---------------
                                                                       4,386,230
                                                                 ---------------
Construction & Building Materials (0.9%)
Caterpillar, Inc.                                       7,300            711,823
Centex Corp.                                            4,300            256,194
Deere & Co.                                            13,900          1,034,160
Masco Corp.                                             5,300            193,609
                                                                 ---------------
                                                                       2,195,786
                                                                 ---------------
Consumer/Non-Cyclical (0.5%)
Gillette Co.                                           24,300          1,088,154
Kimberly-Clark Corp.                                      300             19,743
                                                                 ---------------
                                                                       1,107,897
                                                                 ---------------
Consumer Products (1.4%)
Procter & Gamble Co.                                   52,900          2,913,732
Smurfit-Stone Container Corp. (b)                      18,400            343,712
                                                                 ---------------
                                                                       3,257,444
                                                                 ---------------
Diversified Manufacturing Operations (0.1%)
SPX Corp.                                               3,900            156,234
                                                                 ---------------
Drugs (4.7%)
Amgen, Inc. (b)                                        21,200          1,359,980
Eli Lilly & Co.                                        27,900          1,583,325
Forest Laboratories, Inc. (b)                          25,600          1,148,416
Hospira, Inc. (b)                                       1,500             50,250
Johnson & Johnson, Inc.                                39,100          2,479,722
Medicis Pharmaceutical Corp., Class A                  10,300            361,633
Merck & Co., Inc.                                      24,400            784,216
OSI Pharmaceuticals, Inc. (b)                           7,400            553,890
Pfizer, Inc.                                           93,400          2,511,526
Schering-Plough Corp.                                  18,900            394,632

                       GARTMORE VARIABLE INSURANCE TRUST

                         J.P. MORGAN GVIT BALANCED FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Drugs (continued)
Watson Pharmaceutical, Inc. (b)              $          8,600   $        282,166
                                                                 ---------------
                                                                      11,509,756
                                                                 ---------------
Electrical Equipment (2.4%)
Eaton Corp.                                             3,000            217,080
General Electric Co.                                  151,100          5,515,150
                                                                 ---------------
                                                                       5,732,230
                                                                 ---------------
Electrical Services (1.8%)
Consolidated Edison, Inc.                               3,500            153,125
Dominion Resources, Inc.                               15,900          1,077,066
Edison International                                    2,100             67,263
Entergy Corp.                                           2,400            162,216
Florida Power & Light, Inc.                             7,400            553,150
Northeast Utilities                                     4,000             75,400
PG&E Corp. (b)                                         11,400            379,392
Pinnacle West Capital Corp.                            10,400            461,864
PPL Corp.                                              11,700            623,376
Scana Corp.                                             2,500             98,500
Xcel Energy, Inc.                                      33,700            613,340
                                                                 ---------------
                                                                       4,264,692
                                                                 ---------------
Financial (6.4%)
CIT Group, Inc.                                        15,300            701,046
Citigroup, Inc.                                       100,100          4,822,817
Countrywide Credit Industries, Inc.                    31,100          1,151,011
Fannie Mae                                             12,200            868,762
First Horizon National Corp.                              600             25,866
Freddie Mac                                            14,500          1,068,650
Goldman Sachs Group, Inc.                               9,700          1,009,188
Legg Mason, Inc.                                        1,000             73,260
MBNA Corp.                                             38,400          1,082,496
Mellon Financial Corp.                                 12,200            379,542
Morgan Stanley                                         42,700          2,370,704
Schwab (Charles) Corp.                                 99,300          1,187,628
Washington Mutual, Inc.                                22,300            942,844
                                                                 ---------------
                                                                      15,683,814
                                                                 ---------------
Financial/Banks (3.3%)
AmSouth Bancorp                                           300              7,770
Bank of America Corp.                                  45,100          2,119,249
Bank of New York Co., Inc.                             21,000            701,820
Comerica, Inc.                                          1,300             79,326
Doral Financial Corp.                                   2,400            118,200
FirstMerit Corp.                                        4,300            122,507
KeyCorp                                                 1,500             50,850
Marshall & Ilsley Corp.                                 2,000             88,400
North Fork Bancorp, Inc.                               22,795            657,636
State Street Corp.                                     14,500            712,240
TCF Financial Corp.                                     2,300             73,922
U.S. Bancorp                                           12,800            400,896
Wachovia Corp.                                         11,700            615,420
Wells Fargo Co.                                        30,700          1,908,005
Zions Bancorp                                           4,000            272,120
                                                                 ---------------
                                                                       7,928,361
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Food & Beverage (2.0%)
Anheuser-Busch Companies, Inc.               $         16,300   $        826,899
Coca-Cola Co. (The)                                    58,400          2,431,192
PepsiCo, Inc.                                          22,200          1,158,840
SYSCO Corp.                                             7,100            271,007
                                                                 ---------------
                                                                       4,687,938
                                                                 ---------------
Healthcare (2.5%)
Baxter International, Inc.                              6,300            217,602
Biogen Idec, Inc. (b)                                   1,100             73,271
Boston Scientific Corp. (b)                            26,900            956,295
Gilead Sciences, Inc. (b)                              11,800            412,882
Guidant Corp.                                          16,200          1,168,020
HCA-The Healthcare Co.                                 15,700            627,372
McKesson Corp.                                          7,300            229,658
Sepracor, Inc. (b)                                      8,700            516,519
UnitedHealth Group, Inc.                                  600             52,818
WellPoint, Inc. (b)                                    10,200          1,173,000
Wyeth                                                  15,600            664,404
                                                                 ---------------
                                                                       6,091,841
                                                                 ---------------
Hotels/Motels (0.6%)
Hilton Hotels Corp.                                    22,100            502,554
International Game Technology                          10,400            357,552
Marriott International, Inc., Class A                   8,600            541,628
Starwood Hotels & Resorts Worldwide, Inc.               1,400             81,760
                                                                 ---------------
                                                                       1,483,494
                                                                 ---------------
Insurance (3.2%)
Aetna, Inc.                                             9,300          1,160,175
AFLAC, Inc.                                            19,700            784,848
AMBAC Financial Group, Inc.                            14,800          1,215,524
American International Group, Inc.                     15,100            991,617
Assurant, Inc.                                          3,000             91,650
CIGNA Corp.                                             1,100             89,727
Genworth Financial, Inc., Class A                      16,900            456,300
Hartford Financial Services Group, Inc.                14,200            984,202
MBIA, Inc.                                              7,800            493,584
MetLife, Inc.                                           8,500            344,335
Protective Life Corp.                                     900             38,421
St. Paul Travelers Cos., Inc.                          14,400            533,808
W.R. Berkley Corp.                                      8,700            410,379
                                                                 ---------------
                                                                       7,594,570
                                                                 ---------------
Leisure & Amusements (0.4%)
MGM MIRAGE (b)                                          1,400            101,836
Walt Disney Co. (The)                                  31,900            886,820
                                                                 ---------------
                                                                         988,656
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                         J.P. MORGAN GVIT BALANCED FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Leisure Products (0.5%)
Carnival Corp.                               $         14,300   $        824,109
Hasbro, Inc.                                           18,500            358,530
Mattel, Inc.                                            2,200             42,878
                                                                 ---------------
                                                                       1,225,517
                                                                 ---------------
Metals & Mining (0.5%)
Alcoa, Inc.                                            22,500            706,950
United States Steel Corp.                               9,600            492,000
                                                                 ---------------
                                                                       1,198,950
                                                                 ---------------
Office Equipment & Services (0.4%)
3M Co.                                                 12,500          1,025,875
                                                                 ---------------
Oil & Gas (4.4%)
Anadarko Petroleum Corp.                                5,100            330,531
Baker Hughes, Inc.                                     13,200            563,244
ChevronTexaco Corp.                                    28,500          1,496,535
ConocoPhillips                                         19,300          1,675,819
Cooper Cameron Corp. (b)                                2,600            139,906
Devon Energy Corp.                                     14,300            556,556
Dynegy, Inc. (b)                                       13,000             60,060
Exxon Mobil Corp.                                      80,400          4,121,304
Pride International, Inc. (b)                           8,500            174,590
Rowan Companies., Inc. (b)                              8,700            225,330
Unocal Corp.                                           16,000            691,840
Valero Energy Corp.                                    11,900            540,260
                                                                 ---------------
                                                                      10,575,975
                                                                 ---------------
Paper & Forest Products (0.0%)
International Paper Co.                                 1,200             50,400
                                                                 ---------------
Printing & Publishing (0.4%)
Gannett Co., Inc.                                      11,800            964,060
                                                                 ---------------
Railroads (0.5%)
CSX Corp.                                              16,300            653,304
Norfolk Southern Corp.                                 12,400            448,756
                                                                 ---------------
                                                                       1,102,060
                                                                 ---------------
Real Estate (0.3%)
CarrAmerica Realty Corp.                                3,900            128,700
Equity Office Properties Trust                          5,500            160,160
Kimco Realty Corp.                                      2,000            115,980
Mack-Cali Realty Corp.                                    400             18,412
ProLogis                                                6,300            272,979
                                                                 ---------------
                                                                         696,231
                                                                 ---------------
Restaurants (0.5%)
McDonald's Corp.                                       38,400          1,231,104
Wendy's International, Inc.                             1,300             51,038
                                                                 ---------------
                                                                       1,282,142
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Retail (4.2%)
Bed, Bath & Beyond, Inc. (b)                 $          5,900   $        234,997
CVS Corp.                                               6,000            270,420
Dollar General Corp.                                    5,000            103,850
Family Dollar Stores, Inc.                              2,100             65,583
Federated Department Stores, Inc.                       5,800            335,182
Foot Locker, Inc.                                       3,000             80,790
Gap, Inc.                                               3,700             78,144
Home Depot, Inc.                                       47,600          2,034,424
Jones Apparel Group, Inc.                              15,900            581,463
Kohl's Corp. (b)                                       16,000            786,720
Lowe's Companies, Inc.                                 19,300          1,111,487
Ross Stores, Inc.                                         800             23,096
Staples, Inc.                                          13,800            465,198
Target Corp.                                           17,700            919,161
TJX Companies, Inc. (The)                                 900             22,617
Wal-Mart Stores, Inc.                                  44,300          2,339,926
Yum! Brands, Inc.                                      13,100            618,058
                                                                 ---------------
                                                                      10,071,116
                                                                 ---------------
Semiconductors (1.7%)
Altera Corp. (b)                                       18,800            389,160
Analog Devices, Inc.                                   24,900            919,308
Broadcom Corp., Class A (b)                            13,100            422,868
Freescale Semiconductor, Inc., Class B (b)              3,974             72,963
Intel Corp.                                            56,900          1,330,891
Intersil Holding Corp., Class A                        12,400            207,576
Linear Technology Corp.                                 7,900            306,204
Novellus Systems, Inc. (b)                              3,000             83,670
Xilinx, Inc.                                           10,400            308,360
                                                                 ---------------
                                                                       4,041,000
                                                                 ---------------
Telecommunications (2.2%)
Bellsouth Corp.                                         3,800            105,602
EchoStar Communications Corp., Class A                 10,500            349,020
Nextel Communications, Inc., Class A (b)               26,700            801,000
SBC Communications, Inc.                               40,600          1,046,262
Sprint Corp.                                           29,800            740,530
Verizon Communications, Inc.                           55,700          2,256,407
                                                                 ---------------
                                                                       5,298,821
                                                                 ---------------
Tobacco (1.0%)
Altria Group, Inc.                                     39,300          2,401,230
                                                                 ---------------
Transportation Services (0.3%)
United Parcel Service, Inc., Class B                    7,300            623,858
                                                                 ---------------
TOTAL COMMON STOCKS                                                  148,461,429
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                         J.P. MORGAN GVIT BALANCED FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPERS (11.3%)
Financial Services (11.3%)
Banque Generale Du Luxembourg,
2.27%, 02/02/05                              $      1,500,000   $      1,497,150
Cafco LLC, 2.23%, 01/19/05                          1,500,000          1,498,328
Citigroup Global Markets Holdings,
2.32%, 01/20/05                                     1,750,000          1,748,128
Danske Corp., 2.32%, 01/31/05                       1,750,000          1,746,617
Eureka Securitization, Inc.,
 2.19%, 01/14/05                                    1,500,000          1,498,920
Fairway Finance Corp., 2.23%, 01/19/05              1,250,000          1,248,688
Federal Home Loan Mortgage Corp.,
2.35%, 03/04/05                                     1,500,000          1,493,844
Federal Home Loan Mortgage Corp.,
2.25%, 02/01/05                                     1,000,000            998,750
ING Funding LLC, 2.25%, 01/28/05                    1,750,000          1,747,047
Kitty Hawk Funding Corp., 2.19%, 01/18/05           1,500,000          1,498,449
Macquarie Bank Ltd., 2.35%, 01/14/05                1,500,000          1,498,727
Norddeutsche Landesbank, 2.27%, 01/06/05            1,500,000          1,499,527
Royal Bank of Scotland PLC,
2.16%, 01/18/05                                     1,500,000          1,498,590
Sheffield Receivables Corp.,
2.22%, 01/13/05                                     1,000,000            999,260
Stadshypotek, 2.10%, 01/10/05                       1,750,000          1,749,080
Ticonderoga Funding LLC, 2.35%, 01/14/05            1,750,000          1,748,739
Triple-A-One Funding Corp.,
2.25%, 01/13/05                                     1,750,000          1,748,688
West LB Covered Bond Bank,
2.27%, 02/01/05                                     1,500,000          1,497,068
                                                                 ---------------
TOTAL COMMERCIAL PAPERS                                               27,215,600
                                                                 ---------------
CASH EQUIVALENTS (3.0%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds and
U.S. Government Securities in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price
$7,096,971)                                         7,095,658          7,095,658
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                 7,095,658
                                                                 ---------------
CORPORATE BONDS (11.0%)
Aerospace/Defense (0.1%)
General Dynamics Corp., 2.13%, 05/15/06               165,000            162,642
                                                                 ---------------
Auto Related (0.4%)
Ford Motor Credit Co., 7.38%, 10/28/09                200,000            215,734

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Auto Related (continued)
Ford Motor Credit Co., 7.88%, 06/15/10       $        355,000   $        391,125
Ford Motor Credit Co., 7.00%, 10/01/13                245,000            259,732
                                                                 ---------------
                                                                         866,591
                                                                 ---------------
Automotive Parts and Supplies (0.0%)
Breed Technologies, Inc., 9.25%, 04/15/08
(e) (f) (g)                                           125,000                  0
                                                                 ---------------
Banks (1.7%)
ABN Amro Holding NA, 6.52%, 11/08/12 (d) (h)          175,000            192,278
ANZ Capital Trust I,
5.36%, 12/15/13 (d) (h)                               275,000            278,951
Cadets Trust 2003-1,
4.80%, 07/15/13                                       110,000            106,139
HBOS Capital Funding LP,
6.07%, 06/30/14 (d) (h)                                25,000             26,794
HBOS Treasury Services PLC,
3.60%, 08/15/07 (d)                                   225,000            225,127
HSBC Capital Funding LP,
9.55%, 06/30/10 (d) (h)                               265,000            330,152
HSBC Capital Funding LP,
4.61%, 12/29/49 (d)                                   220,000            212,359
Industrial Bank of Korea,
4.00%, 05/19/14 (d)                                   180,000            176,058
KBC Bank Funding Trust III,
9.86%, 11/02/09 (d) (h)                               195,000            239,239
Korea First Bank, 7.27%, 03/03/34                     125,000            139,127
Mizuho Finance (Cayman),
5.79%, 04/15/14 (d)                                   170,000            178,568
Northern Rock PLC,
5.60%, 04/30/14 (d) (h)                                85,000             87,762
Popular N.A., 4.70%, 06/30/09                         170,000            173,338
Rabobank Capital Fund Trust III,
5.25%, 12/31/16 (d) (h)                               190,000            188,967
RBS Capital Trust II, 6.43%,
01/03/34 (h)                                           95,000            100,326
RBS Capital Trust III (h),
5.51%, 09/30/14                                       445,000            454,883
Suntrust Bank, 2.50%, 11/01/06                        275,000            270,582
Swedbank, 9.00%, 03/17/10 (d) (h)                      60,000             72,009
U.S. Bank NA Minnesota, 6.50%, 02/01/08               200,000            215,654
United Overseas Bank Ltd.,
5.38%, 09/03/19 (d)                                   275,000            278,869
Westpac Capital Trust III,
5.82%, 09/30/13 (d) (h)                               140,000            146,811
Woori Bank, 5.75%, 03/13/14 (d)                       160,000            167,690
                                                                 ---------------
                                                                       4,261,683
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                         J.P. MORGAN GVIT BALANCED FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Broadcast Media/Cable Television (0.5%)
AOL Time Warner, Inc., 7.63%, 04/15/31       $        115,000   $        139,123
Clear Channel Communication, 5.50%, 09/15/14          150,000            150,579
Comcast Corp., 6.50%, 01/15/15                        225,000            250,101
Cox Communuications, Inc., 4.63%, 06/01/13            215,000            205,672
Echostar DBS Corp., 6.38%, 10/01/11                   35,000             35,788
News America, Inc., 8.88%, 04/26/23                   100,000            130,013
Time Warner Cos., Inc., 9.15%, 02/01/23                75,000            100,497
Time Warner Entertainment, 8.38%, 03/15/23            185,000            231,936
                                                                 ---------------
                                                                       1,243,709
                                                                 ---------------
Building -- Residential/Commercial (0.2%)
D.R. Horton, Inc., 8.50%, 04/15/12                     30,000             33,450
KB Home, 5.75%, 02/01/14                              230,000            227,700
Pulte Homes, Inc., 5.25%, 01/15/14                    155,000            154,245
Standard Pacific Corp., 6.88%, 05/15/11                45,000             47,475
                                                                 ---------------
                                                                         462,870
                                                                 ---------------
Chemicals/Diversified (0.2%)
Dow Chemical Co., 7.38%, 11/01/29                      85,000            103,129
Huntsman International LLC, 9.88%, 03/01/09            35,000             38,413
ICI Wilmington, 5.63%, 12/01/13                       175,000            181,246
Lyondell Chemical Co., 10.88%, 05/01/09                70,000             74,025
Polyone Corp., 10.63%, 05/15/10                        65,000             73,125
                                                                 ---------------
                                                                         469,938
                                                                 ---------------
Commercial Services (0.1%)
Cendant Corp., 7.13%, 03/15/15                        125,000            142,772
Iron Mountain, Inc., 6.63%, 01/01/16                   35,000             32,638
                                                                 ---------------
                                                                         175,410
                                                                 ---------------
Containers (0.1%)
Crown Euro Holdings SA, 9.50%, 03/01/11                40,000             45,600
Owens-Brockway Glass Container, 8.88%, 02/15/09        75,000             81,469

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Containers (continued)
Owens-Brockway Glass Container,
7.75%, 05/15/11                              $         30,000   $         32,475
                                                                 ---------------
                                                                         159,544
                                                                 ---------------
Crude Petroleum and Natural Gas (0.1%)
Peabody Energy Corp., 6.88%, 03/15/13                  35,000             37,888
Pioneer Natural Resource, 5.88%, 07/15/16             210,000            219,389
                                                                 ---------------
                                                                         257,277
                                                                 ---------------
Diversified Manufacturing Operations (0.1%)
Hutchison Whampoa International Ltd.,
6.25%, 01/24/14 (d)                                   130,000            136,903
                                                                 ---------------
Electrical Services (1.0%)
Alabama Power Co., 2.80%, 12/01/06                    130,000            128,395
Arizona Pub Service Co., 4.65%, 05/15/15               80,000             77,646
Consolidated Edison Co. NY, 5.63%, 07/01/12           250,000            266,943
Dominion Resources, Inc., 8.13%, 06/15/10              50,000             58,852
Dominion Resources, Inc., 5.00%, 03/15/13             195,000            196,198
Dominion Resources, Inc., 7.20%, 09/15/14              95,000            109,773
DTE Energy Co., 6.38%, 04/15/33                       140,000            146,227
FPL Group Capital, Inc., 7.63%, 09/15/06              215,000            229,657
General Electric Co., 5.00%, 02/01/13                   5,000              5,130
Nisource Finance Corp., 6.15%, 03/01/13               220,000            238,491
Pacificorp, 4.30%, 09/15/08                           125,000            126,240
Pepco Holdings, Inc., 6.45%, 08/15/12                  20,000             22,099
Pepco Holdings, Inc., 7.45%, 08/15/32                 110,000            130,971
Progress Energy, Inc., 6.85%, 04/15/12                315,000            351,639
PSEG Power, 5.50%, 12/01/15                           115,000            117,195
PSEG Power, 8.63%, 04/15/31                            75,000             99,583
Reliant Resources, Inc., 9.50%, 07/15/13               65,000             73,856
                                                                 ---------------
                                                                       2,378,895
                                                                 ---------------
Environmental (0.1%)
Allied Waste North America, Inc.,
6.13%, 02/15/14                                       165,000            155,100
Allied Waste North America, Inc.,
7.38%, 04/15/14                                        10,000              9,575
                                                                 ---------------
                                                                         164,675
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                         J.P. MORGAN GVIT BALANCED FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Financial Products/Services (1.2%)
American General Finance Corp., 3.00%,
11/15/06                                     $        315,000   $        310,992
American General Finance Corp.,
4.50%, 11/15/07                                       330,000            336,216
Arch Western Finance, 6.75%, 07/01/13                  40,000             41,300
Associates Corporation of North
America, 6.95%, 11/01/18                              100,000            115,762
Capital One Financial, 8.75%, 02/01/07                375,000            411,758
General Electric Capital Corp.,
 5.88%, 02/15/12                                      190,000            205,583
General Electric Capital Corp.,
5.45%, 01/15/13                                        65,000             68,605
General Electric Capital Corp.,
6.75%, 03/15/32                                        50,000             58,523
General Motors Acceptance Corp.,
6.75%, 12/01/14                                       100,000            100,137
Goldman Sachs Capital I, 6.35%, 02/15/34              210,000            218,674
Istar Financial, Inc., 6.00%, 12/15/10                115,000            121,305
Merrill Lynch & Co., 5.00%, 01/15/15                  115,000            114,549
Mizuho JGB Investment, 9.87%, 06/30/08 (d) (h)        190,000            222,272
Mizuho Preferred Capital,
8.79%, 06/30/08 (d) (h)                               210,000            237,854
Morgan Stanley Capital I, 6.22%, 06/03/30             201,265            202,430
Westfield Capital Corp., 5.13%, 11/15/14 (d)          160,000            159,231
                                                                 ---------------
                                                                       2,925,191
                                                                 ---------------
Healthcare (0.2%)
HCA, Inc., 5.25%, 11/06/08                            230,000            231,340
Hospira, Inc., 4.95%, 06/15/09                        165,000            168,554
Medex, Inc., 8.88%, 05/15/13                           15,000             17,475
Tenet Healthcare Corp., 5.00%, 07/01/07                50,000             49,000
                                                                 ---------------
                                                                         466,369
                                                                 ---------------
Hotels & Motels (0.0%)
Starwood Hotels & Resorts, 7.38%, 11/15/15             20,000             22,250
                                                                 ---------------
Insurance (0.6%)
Arch Capital Group Ltd., 7.35%, 05/01/34              105,000            111,947
Aspen Insurance Holdings Ltd.,
6.00%, 08/15/14 (d)                                   230,000            231,449
AXA, 8.60%, 12/15/30                                   30,000             39,400
CNA Financial Corp., 5.85%, 12/15/14                  200,000            199,585

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Insurance (continued)
ING Cap Funding Trust III, 8.44%,
12/31/10 (h)                                 $        140,000   $        167,626
Liberty Mutual Group, 7.00%, 03/15/34                 110,000            111,220
North Front Pass-Through Trust, 5.81%,
12/15/24                                              250,000            254,229
Odyssey Re Holdings, 7.65%, 11/01/13                   85,000             93,752
Prudential Holdings LLC, 8.70%,
12/18/23 (d)                                           55,000             69,842
UnitedHealth Group, Inc., 3.30%,
01/30/08                                              175,000            172,301
                                                                 ---------------
                                                                       1,451,351
                                                                 ---------------
Motor Vehicles (0.3%)
Daimler Chrysler NA Holding Corp., 4.75%,
01/15/08                                              125,000            127,669
General Motors Corp., 7.20%, 01/15/11                  70,000             71,795
General Motors Corp., 8.25%, 07/15/23                  90,000             93,750
General Motors Corp., 8.38%, 07/15/33                 315,000            326,367
TRW Automotive, Inc., 9.38%, 02/15/13                  41,000             47,560
                                                                 ---------------
                                                                         667,141
                                                                 ---------------
Natural Gas Transmission (0.1%)
Magellan Midstream Partners, 5.65%, 10/15/16          200,000            202,211
Transcontinental Gas Pipeline Corp.,
8.88%, 07/15/12                                        17,000             20,676
Williams Cos., Inc., 8.13%, 03/15/12                   18,000             20,790
                                                                 ---------------
                                                                         243,677
                                                                 ---------------
Office Equipment & Services (0.0%)
Xerox Corp., 7.63%, 06/15/13                           20,000             21,950
                                                                 ---------------
Oil & Gas (0.4%)
BP Capital Markets PLC, 2.75%, 12/29/06               205,000            202,901
Canadian National Resources, 7.20%,
01/15/32                                               25,000             29,539
Kerr Mcgee Corp., 6.95%, 07/01/24                     125,000            138,230
Kinder Morgan Energy Partners,
7.40%, 03/15/31                                       135,000            157,002
Kinder Morgan Energy Partners,
7.75%, 03/15/32                                        65,000             78,447
Kinder Morgan Energy Partners,
7.30%, 08/15/33                                        35,000             40,542
Pemex Project Funding Master Trust,
8.63%, 02/01/22                                        79,000             91,917
Transocean, Inc., 6.63%, 04/15/11                      40,000             44,721

                       GARTMORE VARIABLE INSURANCE TRUST

                         J.P. MORGAN GVIT BALANCED FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Oil & Gas (continued)
Valero Energy Corp., 7.50%, 04/15/32         $        115,000   $        138,711
                                                                 ---------------
                                                                         922,010
                                                                 ---------------
Paper & Forest Products (0.1%)
Abitibi Consolidated, Inc., 6.00%, 06/20/13            10,000              9,538
Georgia-Pacific Corp., 7.70%, 06/15/15                 30,000             34,275
International Paper Co., 5.85%, 10/30/12               65,000             69,258
Medianews Group, Inc., 6.88%, 10/01/13                 45,000             46,125
                                                                 ---------------
                                                                         159,196
                                                                 ---------------
Railroads (0.1%)
Norfolk Southern Corp., 7.80%, 05/15/27                85,000            106,467
Norfolk Southern Corp., 7.25%, 02/15/31                65,000             77,978
Union Pacific Corp., 6.63%, 02/01/29                   25,000             27,770
                                                                 ---------------
                                                                         212,215
                                                                 ---------------
Real Estate (0.0%)
Societe Generale Estate LLC,
7.64%, 09/30/07 (d) (h)                                90,000             98,721
                                                                 ---------------
Retail (0.3%)
Delhaize America, Inc., 9.00%, 04/15/31               325,000            420,484
Federated Department Stores, Inc.,
6.90%, 04/01/29                                        20,000             22,392
Ingles Markets, Inc., 8.88%, 12/01/11                  50,000             53,500
Safeway, Inc., 4.13%, 11/01/08                        240,000            238,591
                                                                 ---------------
                                                                         734,967
                                                                 ---------------
Semiconductors (0.0%)
Celestica, Inc., 7.88%, 07/01/11                       25,000             26,813
Freescale Semiconductor, 7.13%, 07/15/14               15,000             16,275
                                                                 ---------------
                                                                          43,088
                                                                 ---------------
Sovereign (1.2%)
Fannie Mae, 6.41%, 03/08/06                         1,000,000          1,038,438
Republic Of Colombia, 9.75%, 04/09/11                 214,161            246,285
Russian Federation, 10.00%, 06/26/07                   22,000             24,862
Russian Federation, 5.00%, 03/31/30                   305,000            315,492
Russian Federation, 8.75%, 07/24/05                   205,000            210,617
Ukraine Government, 11.00%, 03/15/07                   77,002             82,600

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Sovereign (continued)
Ukraine Government, 6.88%, 03/04/11 (d)      $        100,000   $        102,000
Ukraine Government, 7.65%, 06/11/13                   265,000            283,020
United Mexican States, 7.50%, 01/14/12                 15,000             17,010
United Mexican States, 6.38%, 01/16/13                175,000            186,375
United Mexican States, 5.88%, 01/15/14                105,000            107,573
United Mexican States, 6.63%, 03/03/15                 75,000             80,550
United Mexican States, 11.50%, 05/15/26                80,000            122,400
United Mexican States, 8.30%, 08/15/31                110,000            128,920
                                                                 ---------------
                                                                       2,946,142
                                                                 ---------------
Special Purpose Entity (0.7%)
Core Invest Grade Trust, 4.73%, 11/30/07              500,000            511,580
Fresenius Medical Capital Trust II,
7.88%, 02/01/08                                        45,000             48,825
Mantis Reef Ltd. II, 4.80%, 11/03/09 (d)              200,000            199,578
OMX Timber Finance Inv LLC 1,
5.42%, 01/29/20                                       165,000            164,010
OMX Timber Finance Inv LLC 2,
5.54%, 01/29/20 (d)                                   165,000            164,835
Pricoa Global Funding I, 3.90%, 12/15/08 (d)          400,000            399,182
UFJ Finance Aruba AEC, 6.75%, 07/15/13                115,000            128,153
                                                                 ---------------
                                                                       1,616,163
                                                                 ---------------
Telecommunications (1.2%)
AT&T Broadband Corp., 8.38%, 03/15/13                 220,000            271,282
AT&T Wireless Services, Inc., 7.50%, 05/01/07         150,000            162,924
AT&T Wireless Services, Inc., 8.13%, 05/01/12          15,000             18,133
Bellsouth Corp., 6.00%, 11/15/34                      220,000            222,929
British Telecom PLC, 8.38%, 12/15/10                  135,000            162,116
Deutsche Telekom, 5.25%, 07/22/13                     175,000            180,006
Deutsche Telekom, 8.75%, 06/15/30                      45,000             59,421
France Telecom, 9.50%, 03/01/31                       115,000            155,893
Nextel Communications, 7.38%, 08/01/15                 35,000             38,500
Qwest Corp., 9.13%, 03/15/12 (d)                       35,000             40,425

                       GARTMORE VARIABLE INSURANCE TRUST

                         J.P. MORGAN GVIT BALANCED FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Telecommunications (continued)
Rogers Wireless, Inc., 6.38%, 03/01/14       $        230,000   $        227,700
SBC Communications, Inc., 5.10%, 09/15/14             195,000            196,812
SBC Communications, Inc., 5.63%, 06/15/16             225,000            232,436
Sprint Capital Corp., 6.90%, 05/01/19                 125,000            139,836
Sprint Capital Corp., 8.75%, 03/15/32                 105,000            139,892
Tele-Communications, Inc., 7.88%, 08/01/13             30,000             35,970
Telecom Italia Capital, 4.00%, 11/15/08               135,000            134,484
Telecom Italia Capital, 4.00%, 01/15/10 (d)           265,000            259,829
Verizon Global Funding Corp., 7.38%, 09/01/12          60,000             70,607
Verizon New York, Inc., 6.88%, 04/01/12               105,000            117,860
Verizon New York, Inc., 7.38%, 04/01/32               215,000            246,617
                                                                 ---------------
                                                                       3,113,672
                                                                 ---------------
Transportation Services (0.0%)
Teekay Shipping Corp., 8.88%, 07/15/11                 45,000             52,200
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 26,436,440
                                                                 ---------------
MORTGAGE-BACKED SECURITIES (25.2%)
Federal Home Loan Mortgage Corporation (1.4%)
5.75%, 01/15/12                                       950,000          1,034,947
4.88%, 11/15/13                                     1,150,000          1,182,570
6.75%, 03/15/31                                       870,000          1,057,374
6.25%, 07/15/32                                       175,000            200,757
                                                                 ---------------
                                                                       3,475,648
                                                                 ---------------
Federal National Mortgage Association (13.5%)
7.25%, 05/15/30                                       635,000            811,863
6.63%, 11/15/30                                        30,000             35,750
TBA, 5.00%, 01/01/34                               10,750,000         10,911,249
TBA, 5.50%, 01/01/19                                2,150,000          2,183,594
TBA, 5.50%, 01/01/33                                7,800,000          7,917,000
TBA, 5.50%, 01/25/18                                4,900,000          5,062,313
TBA, 5.50%, 02/01/33                                2,500,000          2,531,250
TBA, 6.00%, 01/01/33                                2,950,000          3,049,563
                                                                 ---------------
                                                                      32,502,582
                                                                 ---------------
Financial Services (9.2%)
American Express Credit
Account Master Trust, Series 03-4,
Class A, 1.69%, 01/15/09                              355,000            347,193
Americredit Auto Receivables Trust,
Series 04-DF, Class A3, 2.98%, 07/06/09               105,000            103,893

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (continued)
Financial Services (continued)
Americredit Automobile Receivables Trust,
Series 03-CF, Class A3, 2.75%, 10/09/07      $        135,000   $        134,659
Americredit Automobile Receivables Trust,
Series 03-CF, Class A4, 3.48%, 05/06/10               210,000            210,197
Americredit Automobile
Receivables Trust, Series 04-BM,
Class A4, 2.75%, 03/07/11                             550,000            537,165
Banc of America Commercial Mortgage,
Inc., Series 03-2, Class A4,
5.06%, 03/11/41                                       530,000            542,805
Bear Stearns Commercial Mortgage
Securities, Series
04-PWR6, Class A4, 4.52%, 11/11/41                    260,000            259,553
Bear Stearns Commercial Mortgage
Securities, Series
04-PWR6, Class A6, 4.83%, 11/11/41                  1,110,000          1,109,654
Capital Auto Receivables Asset Trust,
Series 03-2, Class A, 1.96%, 01/15/09                 275,000            267,895
Capital One Master Trust, Series 01-BA,
Class A, 4.60%, 08/17/09                              420,000            428,573
Capital One Multi-Asset Execution Trust,
Series 03-A4, Class A4, 3.65%, 07/15/11               520,000            517,420
Countrywide Alternative Loan Trust,
Series 04-28CB, Class 3A1,
6.00%, 01/25/35                                     1,191,509          1,220,925
Countrywide Asset-Backed Certificates,
Series 03-5, Class MF1, 5.41%, 01/25/34               180,000            183,288
Countrywide Loan Homes, Series 04-28R,
Class A1, 5.50%, 08/25/33                           1,856,417          1,893,823
CS First Boston Mortgage Securities
Corp., Series 02-CKN2, Class A3,
6.13%, 04/15/37                                       480,000            523,713
CS First Boston Mortgage Securities
Corp., Series 01-CK1, Class A3,
6.38%, 12/16/35                                       270,000            297,089
CS First Boston Mortgage Securities
Corp., Series 03-29, Class 7A1,
6.50%, 12/25/33                                       268,465            273,065
CS First Boston Mortgage Securities
Corp., Series 03-C4, Class A4,
5.14%, 08/15/36                                       480,000            493,574

                       GARTMORE VARIABLE INSURANCE TRUST

                         J.P. MORGAN GVIT BALANCED FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (continued)
Financial Services (continued)
Daimler Chrysler Auto Trust, Series 03-A,
Class A4, 2.88%, 10/08/09                    $        100,000   $         99,294
Gracechurch Card Funding PLC, Series 5,
Class A2, 2.70%, 08/15/08                             585,000            579,162
Greenwich Capital Commercial Funding
Corp., Series 03-C1, Class A4,
4.11%, 07/05/35                                       560,000            540,377
Greenwich Capital Commercial Funding
Corp., Series 04-GG1, Class A3,
4.34%, 06/10/36                                     1,185,000          1,199,783
Honda Auto Receivables Owner Trust,
Series 04-2, Class A3, 3.30%, 06/16/08                925,000            924,703
Household Automotive Trust, Series 03-2,
Class A4, 3.02%, 12/17/10                             350,000            346,127
Household Automotive Trust, Series 04-1,
Class A3, 3.30%, 05/18/09                             670,000            668,163
Indymac Index Mortgage Loan Trust, Series
04-AR7, Class A1, 2.08%, 09/25/34                     441,100            442,409
LB-UBS Commercial Mortgage Trust, Series
03-C5, Class A4, 4.69%, 07/20/27                      445,000            444,780
LB-UBS Commercial Mortgage Trust, Series
04-C2, Class A2, 3.25%, 03/01/29                      410,000            398,940
Long Beach Mortgage Loan Trust, Series
03-4, Class AV3, 2.52%, 08/25/33                      276,839            277,204
M&I Auto Loan Trust, Series 03-1, Class
A4, 2.97%, 04/20/09                                   140,000            138,546
MBNA Credit Card Master Note Trust,
Series 03-A1, Class A1, 3.30%, 07/15/10               485,000            479,945
Morgan Stanley Auto Loan Trust, Series
03-HB1, Class A2, 2.17%, 04/15/11                     210,000            205,868
Morgan Stanley Capital I, Series 98-WF2,
Class A1, 6.34%, 07/15/30                              57,370             57,560
Morgan Stanley Capital I, Series 04-HQ3,
Class A2, 4.05%, 01/13/41                             390,000            387,093
Morgan Stanley Capital I, Series 04-IQ8,
Class A4, 4.90%, 06/15/40                             760,000            773,146
Morgan Stanley Dean Witter Capital I,
Series 03-HQ2, Class A2, 4.92%, 03/12/35              250,000            254,004

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (continued)
Financial Services (continued)
Onyx Acceptance Auto Trust, Series 03-C,
Class A4, 2.66%, 05/17/10                    $        200,000   $        197,023
Onyx Acceptance Auto Trust, Series 03-D,
Class A4, 3.20%, 03/15/10                             140,000            139,510
Onyx Acceptance Auto Trust, Series 04-C,
Class A4, 3.50%, 12/15/11                             370,000            368,676
PSE&G Transition Funding LLC, Series
01-1, Class A6, 6.61%, 06/15/15                       240,000            273,120
Residential Asset Securities Corp.,
Series 02-KS4, Class AIIB, 1.37%,
07/25/32                                               80,784             80,646
Residential Asset Securities Corp.,
Series 03-KS5, Class AIIB, 2.47%, 07/25/
31                                                    202,008            202,009
Residential Asset Securities Corp.,
Series 03-KS7, Class AI3, 3.37%, 11/25/28             225,000            224,403
SLM Student Loan Trust, Series 03-11,
Class A5, 2.99%, 12/15/22                             460,000            459,457
Toyota Auto Receivables Owner Trust,
Series 03-B, Class A4, 2.79%, 01/15/10                500,000            495,602
Triad Auto Receivables Owner Trust,
Series 03-B, Class A4, 3.20%, 12/13/10                235,000            232,902
Volkswagen Auto Lease Trust, Series 04-A,
Class A3, 2.84%, 07/20/07                             450,000            447,398
Volkswagen Auto Loan Enhanced Trust,
Series 03-1, Class A4, 1.93%, 01/20/10                665,000            648,388
Volkswagen Auto Loan Enhanced Trust,
Series 03-2, Class A4, 2.94%, 03/22/10                275,000            271,897
Wachovia Asset Securitization, Inc.,
Series 03-HE2, Class AII1, 2.44%,
07/25/33                                              249,352            249,352
WFS Financial Owner Trust, Series 03-4,
Class A4, 3.15%, 05/20/11                             180,000            179,158
                                                                 ---------------
                                                                      22,031,130
                                                                 ---------------
Government National Mortgage Association (1.1%)
TBA, 6.00%, 01/22/33                                2,500,000          2,589,845
                                                                 ---------------
TOTAL MORTGAGE-BACKED SECURITIES                                      60,599,205
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                         J.P. MORGAN GVIT BALANCED FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT LONG-TERM OBLIGATIONS (1.6%)
U.S. Treasury Bonds (0.9%)
7.88%, 02/15/21                              $      1,250,000   $      1,688,868
5.38%, 02/15/31                                       300,000            324,398
8.88%, 02/15/19 (c)                                   200,000            287,727
                                                                 ---------------
                                                                       2,300,993
                                                                 ---------------
U.S. Treasury Notes (0.7%)
3.13%, 04/15/09                                       915,000            901,131
3.38%, 10/15/09                                       135,000            133,671
4.25%, 08/15/14                                        95,000             95,212
4.25%, 11/15/14                                       500,000            501,309
                                                                 ---------------
                                                                       1,631,323
                                                                 ---------------
TOTAL U.S. GOVERNMENT
LONG-TERM OBLIGATIONS                                                  3,932,316
                                                                 ---------------
TOTAL INVESTMENTS
(COST $249,891,887) (A) -- 113.9%                                    273,740,648
LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.9)%                     (33,447,761)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    240,292,887
                                                                 ===============


---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)   Denotes a non-income producing security.

(c)   Pledged as collateral for futures.

(d) Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(e)   Bond in default.

(f)   Fair Valued Security.

(g) Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

(h)   Securities with perpetual maturity. First call date disclosed.

TBA   To Be Announced

The following is a summary of option activity for the period ended December 31, 2004, by the Fund:



COVERED CALL OPTIONS                                  SHARES SUBJECT
--------------------                                   TO CONTRACT      PREMIUMS
                                                      --------------   ---------
Balance at beginning of period                                0              $ 0
Options written                                             207           37,676
Options closed                                              (80)         (23,901)
Options expired                                            (135)         (24,650)
Options exercised                                             0                0
                                                           ----        ---------
Options outstanding at end of period                         (8)       $ (10,875)
                                                           ----        ---------


See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                       GARTMORE GVIT MID CAP GROWTH FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (99.2%)
Banks (3.2%)
City National Corp.                                    51,400   $      3,631,410
Zions Bancorp.                                         69,400          4,721,282
                                                                 ---------------
                                                                       8,352,692
                                                                 ---------------
Business Services (6.4%)
Choicepoint, Inc. (b)                                  86,466          3,976,571
Corporate Executive Board Co.                          94,400          6,319,136
Manpower, Inc.                                        131,900          6,370,770
                                                                 ---------------
                                                                      16,666,477
                                                                 ---------------
Communication Equipment (3.6%)
L-3 Communications Holdings, Inc.                     127,700          9,352,748
                                                                 ---------------
Computer Software & Services (17.5%)
CACI International, Inc., Class A (b)                  51,400          3,501,882
Cognos ADR -- CA (b)                                   88,800          3,912,528
DST Systems, Inc. (b)                                  63,900          3,330,468
Eresearch Technology, Inc. (b)                        170,100          2,696,085
Factset Research Systems, Inc.                         38,900          2,273,316
Fiserv, Inc. (b)                                       87,500          3,516,625
Henry (Jack) & Associates, Inc.                       197,100          3,924,261
InfoSpace, Inc. (b)                                   118,000          5,610,900
Mercury Interactive Corp. (b)                          75,000          3,416,250
Navteq Corp. (b)                                       69,400          3,217,384
Research in Motion Ltd. ADR -- CA (b)                  34,400          2,835,248
TIBCO Software, Inc. (b)                              284,000          3,788,560
VERITAS Software Corp. (b)                            125,000          3,568,750
                                                                 ---------------
                                                                      45,592,257
                                                                 ---------------
Construction (1.7%)
D.R. Horton, Inc.                                     108,250          4,363,558
                                                                 ---------------
Consumer & Commercial Services (2.7%)
Alliance Data Systems Corp. (b)                        81,900          3,888,612
Rollins, Inc.                                         120,700          3,176,824
                                                                 ---------------
                                                                       7,065,436
                                                                 ---------------
Consumer Products (3.4%)
Church & Dwight, Inc.                                 124,900          4,199,138
Fortune Brands, Inc.                                   44,400          3,426,792
Mohawk Industries Co. (b)                              13,900          1,268,375
                                                                 ---------------
                                                                       8,894,305
                                                                 ---------------
Containers (1.6%)
Ball Corp.                                             94,400          4,151,712
                                                                 ---------------
Electronics (5.4%)
Amphenol Corp., Class A (b)                           152,700          5,610,198
Cabot Microelectronics Corp. (b)                       60,000          2,403,000
Jabil Circuit, Inc. (b)                               112,400          2,875,192
Microchip Technology, Inc.                            121,900          3,249,854
                                                                 ---------------
                                                                      14,138,244
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Financial Services (6.0%)
Ameritrade Holdings Corp. (b)                         206,900   $      2,942,118
Investors Financial Services Corp.                    201,300         10,060,974
New Century Financial Corp.                            41,600          2,658,656
                                                                 ---------------
                                                                      15,661,748
                                                                 ---------------
Gaming & Leisure (2.1%)
Penn National Gaming, Inc. (b)                         90,200          5,461,610
                                                                 ---------------
Healthcare (5.9%)
Allergan, Inc.                                         44,400          3,599,508
Axcan Pharma, Inc. (b)                                190,200          3,676,566
Charles River Laboratories
International, Inc. (b)                                69,400          3,193,094
Health Management Associates, Inc.,
Class A                                               143,000          3,248,960
IVAX Corp. (b)                                        102,350          1,619,177
                                                                 ---------------
                                                                      15,337,305
                                                                 ---------------
Healthcare Equipment & Supplies (1.7%)
Fisher Scientific International, Inc. (b)              70,800          4,416,504
                                                                 ---------------
Instruments -- Scientific (1.0%)
Waters Corp. (b)                                       55,500          2,596,845
                                                                 ---------------
Internet Services (0.6%)
SINA Corp. (b)                                         52,800          1,692,768
                                                                 ---------------
Medical Products (5.0%)
Invitrogen Corp. (b)                                   66,600          4,470,858
Kinetic Concept, Inc. (b)                              33,553          2,560,094
Millipore Corp. (b)                                    56,900          2,834,189
ResMed, Inc. (b)                                       63,900          3,265,290
                                                                 ---------------
                                                                      13,130,431
                                                                 ---------------
Oil & Gas (7.0%)
EOG Resources, Inc.                                    69,400          4,952,384
Kinder Morgan, Inc.                                    69,400          5,075,222
Patterson-UTI Energy, Inc.                            166,600          3,240,370
XTO Energy, Inc.                                      139,548          4,937,208
                                                                 ---------------
                                                                      18,205,184
                                                                 ---------------
Retail (9.3%)
Bed, Bath & Beyond, Inc. (b)                           80,500          3,206,315
Cabelas, Inc. (b)                                     111,100          2,526,414
Coach, Inc. (b)                                        65,400          3,688,560
Dollar Tree Stores, Inc. (b)                           83,400          2,391,912
Radioshack Corp.                                      116,600          3,833,808
Staples, Inc.                                         138,800          4,678,948
Williams Sonoma, Inc. (b)                             108,300          3,794,832
                                                                 ---------------
                                                                      24,120,789
                                                                 ---------------
Schools (1.4%)
Education Management Corp. (b)                        106,900          3,528,769
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                       GARTMORE GVIT MID CAP GROWTH FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Security & Commodity Exchanges (1.2%)
Chicago Mercantile Exchange                            13,900   $      3,178,930
                                                                 ---------------
Semiconductors (5.6%)
KLA-Tencor Corp. (b)                                   84,700          3,945,326
Marvel Technology Group Ltd. (b)                      138,800          4,923,236
QLogic Corp. (b)                                       76,400          2,806,172
Tessera Technologies, Inc. (b)                         79,701          2,965,674
                                                                 ---------------
                                                                      14,640,408
                                                                 ---------------
Telecommunications (5.7%)
ADC Telecommunications, Inc. (b)                      848,400          2,273,712
Amdocs Ltd. (b)                                       172,000          4,515,000
Comverse Technology, Inc. (b)                         208,200          5,090,490
NII Holdings, Inc. (b)                                 61,100          2,899,195
                                                                 ---------------
                                                                      14,778,397
                                                                 ---------------
Waste Disposal (1.2%)
Stericycle, Inc. (b)                                   69,400          3,188,930
                                                                 ---------------
TOTAL COMMON STOCKS                                                  258,516,047
                                                                 ---------------

CASH EQUIVALENTS (0.6%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds and
U.S. Government Securities, in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price
$1,500,897)                                  $      1,500,619          1,500,619
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                 1,500,619
                                                                 ---------------



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (15.5%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds
-- footnote 2 (Securities Lending)           $     40,337,693   $     40,337,693
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                     40,337,693
                                                                 ---------------
TOTAL INVESTMENTS
(COST $245,624,437) (A) -- 115.3%                                    300,354,359
LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.3)%                     (39,730,991)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    260,623,368
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)      Denotes a non-income producing security.

ADR      American Depositary Receipt

CA       Canada

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                            COMSTOCK GVIT VALUE FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (91.5%)
Banks (9.3%)
Bank of America Corp.                                 110,634   $      5,198,692
Citigroup, Inc.                                       106,300          5,121,534
J.P. Morgan Chase & Co.                                21,200            827,012
PNC Bank Corp.                                         43,700          2,510,128
Suntrust Banks, Inc.                                    4,400            325,072
Wachovia Corp.                                         15,805            831,343
Wells Fargo & Co.                                      65,500          4,070,825
                                                                 ---------------
                                                                      18,884,606
                                                                 ---------------
Broadcast Media/Cable Television (4.5%)
Clear Channel Communications, Inc.                    109,700          3,673,853
Liberty Media Corp., Class A (b)                      244,600          2,685,708
Liberty Media International, Inc. (b)                  19,805            915,585
Time Warner, Inc. (b)                                  92,400          1,796,256
                                                                 ---------------
                                                                       9,071,402
                                                                 ---------------
Chemicals (3.6%)
Dow Chemical Co.                                       40,600          2,010,106
E.I. du Pont de Nemours & Co.                          89,700          4,399,785
Eastman Chemical Co.                                    4,800            277,104
Lyondell Chemical Co.                                   6,500            187,980
Monsanto Co.                                            6,100            338,855
                                                                 ---------------
                                                                       7,213,830
                                                                 ---------------
Chemicals/Diversified (0.7%)
Rohm & Haas Co.                                        33,400          1,477,282
                                                                 ---------------
Computer Hardware (1.2%)
Hewlett-Packard Co.                                    56,900          1,193,193
International Business Machines Corp.                   5,700            561,906
Lexmark International Group, Inc.,
Class A (b)                                             8,895            756,075
                                                                 ---------------
                                                                       2,511,174
                                                                 ---------------
Computer Software & Services (1.2%)
Affiliated Computer Services, Inc.,
Class A (b)                                            17,300          1,041,287
Check Point Software Technologies Ltd.
ADR -- IL (b)                                           7,800            192,114
Microsoft Corp.                                        12,800            341,888
SunGard Data Systems, Inc. (b)                         27,400            776,242
                                                                 ---------------
                                                                       2,351,531
                                                                 ---------------
Consumer Products (2.8%)
Kimberly-Clark Corp.                                   58,100          3,823,561
Mattel, Inc.                                           55,100          1,073,899
Procter & Gamble Co.                                   13,650            751,842
                                                                 ---------------
                                                                       5,649,302
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Electronics (0.7%)
Cognex Corp.                                           15,300   $        426,870
Credence Systems Corp. (b)                             32,000            292,800
Flextronics International Ltd.
ADR -- SG (b)                                          36,800            508,576
Jabil Circuit, Inc. (b)                                 8,853            226,460
                                                                 ---------------
                                                                       1,454,706
                                                                 ---------------
Entertainment (1.6%)
Walt Disney Co. (The)                                 116,425          3,236,615
                                                                 ---------------
Financial Services (6.1%)
AMBAC Financial, Inc.                                  10,850            891,111
Capital One Financial Corp.                             3,100            261,051
Fannie Mae                                             11,750            836,718
Freddie Mac                                           113,100          8,335,469
Lehman Brothers Holdings, Inc.                          9,200            804,816
Merrill Lynch & Co., Inc.                              19,200          1,147,584
                                                                 ---------------
                                                                      12,276,749
                                                                 ---------------
Food & Related (4.2%)
Coca-Cola Co.                                          51,400          2,139,782
Kraft Foods, Inc.                                      78,300          2,788,263
Unilever NV ADR -- NL                                  52,700          3,515,617
                                                                 ---------------
                                                                       8,443,662
                                                                 ---------------
Insurance (5.0%)
Allstate Corp. (The)                                   26,200          1,355,064
Assurant, Inc.                                         24,200            739,310
Chubb Corp. (The)                                      37,250          2,864,525
Genworth Financial, Inc.                               29,400            793,800
Hartford Financial Services Group, Inc. (The)           7,400            512,894
MetLife, Inc.                                          31,500          1,276,065
RenaissanceRe Holdings Ltd.                             4,300            223,944
St. Paul Travelers Cos., Inc.                          17,762            658,437
Torchmark Corp.                                        28,400          1,622,776
                                                                 ---------------
                                                                      10,046,815
                                                                 ---------------
Metals & Mining (1.8%)
Alcoa, Inc.                                           118,300          3,716,986
                                                                 ---------------
Oil & Gas (9.9%)
BP PLC ADR -- GB                                       14,700            858,480
ConocoPhillips                                         21,837          1,896,107
Global Santa Fe Corp.                                  47,600          1,576,036
Halliburton Co.                                       152,076          5,967,462
Petroleo Brasileiro SA ADR -- BR                       63,800          2,537,964
Royal Dutch Petroleum Co. ADR -- NL                    19,900          1,141,862
Schlumberger Ltd.                                      28,600          1,914,770
Total SA ADR -- FR                                     25,400          2,789,936
Transocean, Inc. (b)                                   33,300          1,411,587
                                                                 ---------------
                                                                      20,094,204
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                            COMSTOCK GVIT VALUE FUND

           Statement of Investments -- December 31, 2004 (continued)

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Paper & Forest Products (6.8%)
Georgia Pacific Corp.                                 140,290   $      5,258,069
International Paper Co.                               192,400          8,080,800
MeadWestvaco Corp.                                      6,898            233,773
Neenah Paper, Inc. (b)                                  1,678             54,703
Smurfit-Stone Container Corp. (b)                       7,000            130,760
Temple-Inland, Inc.                                       700             47,880
                                                                 ---------------
                                                                      13,805,985
                                                                 ---------------
Pharmaceuticals (13.0%)
AmerisourceBergen Corp.                                26,600          1,560,888
Bristol-Myers Squibb Co.                              249,200          6,384,504
GlaxoSmithKline PLC ADR -- GB                         188,200          8,918,798
Pfizer, Inc.                                           98,247          2,641,862
Roche Holding AG ADR -- CH                             21,000          2,417,465
Schering-Plough Corp.                                  97,700          2,039,976
Wyeth                                                  52,600          2,240,234
                                                                 ---------------
                                                                      26,203,727
                                                                 ---------------
Photographic Equipment Supplies (0.7%)
Eastman Kodak Co.                                      42,500          1,370,625
                                                                 ---------------
Restaurants (1.0%)
Darden Restaurants, Inc.                               31,100            862,714
McDonald's Corp.                                       33,600          1,077,216
                                                                 ---------------
                                                                       1,939,930
                                                                 ---------------
Retail (2.8%)
CVS Corp.                                              29,300          1,320,551
Federated Department Stores, Inc.                      25,100          1,450,529
Jones Apparel Group, Inc.                              36,800          1,345,776
Kroger Co. (b)                                         34,300            601,622
May Department Stores Co. (The)                        30,400            893,760
                                                                 ---------------
                                                                       5,612,238
                                                                 ---------------
Semiconductors (0.1%)
Intel Corp.                                             3,500             81,865
Novellus Systems, Inc. (b)                              3,800            105,982
                                                                 ---------------
                                                                         187,847
                                                                 ---------------
Telecommunications (7.6%)
SBC Communications, Inc.                              206,900          5,331,813
Sprint Corp.                                          164,620          4,090,807
Verizon Communications, Inc.                          146,000          5,914,460
                                                                 ---------------
                                                                      15,337,080
                                                                 ---------------
Telecommunications Equipment (0.4%)
Andrew Corp. (b)                                        4,600             62,698
Ericsson ADR -- SE (b)                                 11,000            346,390
Nokia Corp. ADR -- FI                                  23,100            361,977
                                                                 ---------------
                                                                         771,065
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Tobacco (1.9%)
Altria Group, Inc.                                     64,050   $      3,913,455
                                                                 ---------------
Utilities (4.6%)
Ameren Corp.                                            3,300            165,462
American Electric Power Co., Inc.                      43,040          1,477,994
Consolidated Edison, Inc.                               3,700            161,875
Constellation Energy Group, Inc.                       25,900          1,132,089
Dominion Resources, Inc.                               25,200          1,707,048
DTE Energy Co.                                          1,800             77,634
FirstEnergy Corp.                                      49,200          1,943,892
Pinnacle West Capital Corp.                             2,200             97,702
PPL Corp.                                               4,000            213,120
Public Service Enterprise Group, Inc.                  19,400          1,004,338
Scottish Power PLC ADR -- GB                            6,500            202,540
Sempra Energy                                           9,500            348,460
TXU Corp.                                              10,150            655,284
Wisconsin Energy Corp.                                  4,900            165,179
                                                                 ---------------
                                                                       9,352,617
                                                                 ---------------
TOTAL COMMON STOCKS                                                  184,923,433
                                                                 ---------------
CASH EQUIVALENTS (8.4%)
Investments in repurchase
agreements (Collateralized by AA
Corporate Bonds and U.S. Government
Securities, in a joint trading account at
2.22%, dated 12/31/04, due 01/03/05,
repurchase price $17,063,061)                $     17,059,905         17,059,905
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                17,059,905
                                                                 ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (4.7%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds
-- footnote 2 (Securities Lending)                  9,463,749          9,463,749
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                      9,463,749
                                                                 ---------------
TOTAL INVESTMENTS
(COST $181,571,230) (A) -- 104.6%                                    211,447,087
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.6)%                       (9,249,728)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    202,197,359
                                                                 ===============

                       GARTMORE VARIABLE INSURANCE TRUST

                            COMSTOCK GVIT VALUE FUND

           Statement of Investments -- December 31, 2004 (continued)

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)      Denotes a non-income producing security.

ADR      American Depositary Receipt.

BR       Brazil

CH       Switzerland

FI       Finland

FR       France

GB       United Kingdom

IL       Israel

NL       Netherlands

SE       Sweden

SG       Singapore

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                      FEDERATED GVIT HIGH INCOME BOND FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (0.2%)
Food & Beverage (0.1%)
B&G Foods, Inc.                                        19,220   $        287,915
                                                                 ---------------
Media - Cable (0.1%)
NTL, Inc. (h)                                           2,260            164,890
                                                                 ---------------
Packaging (0.0%)
Russell Stanley Holdings, Inc. (d) (h)                  4,000              2,000
                                                                 ---------------
Wireline Communications (0.0%)
Viatel Holding (Bermuda) Ltd.                           2,209              2,099
                                                                 ---------------
TOTAL COMMON STOCKS                                                      456,904
                                                                 ---------------
CORPORATE BONDS (95.7%)
Aerospace & Defense (1.8%)
Alliant Techsystems,
Inc., 8.50%, 05/15/11                        $        575,000            632,500
Argo Tech Corp., 9.25%, 06/01/11                      525,000            578,813
Hexcel Corp., 9.88%, 10/01/08                         225,000            250,875
Hexcel Corp., 9.75%, 01/15/09                         825,000            862,125
K&F Acquisition, Inc., 7.75%, 11/15/14 (b)            250,000            259,375
L-3 Communications Corp., 6.13%, 01/15/14           1,300,000          1,345,499
L-3 Communications Corp., 5.88%, 01/15/15             225,000            225,563
Standard Aero Holdings, Inc.,
8.25%, 09/01/14 (b)                                   550,000            596,750
TransDigm, Inc., 8.38%, 07/15/11                      725,000            781,188
                                                                 ---------------
                                                                       5,532,688
                                                                 ---------------
Automotive (3.2%)
Accuride Corp., 9.25%, 02/01/08                       725,000            739,500
Advanced Accessory Systems LLC,
10.75%, 06/15/11                                      675,000            644,625
Affinia Group, Inc., 9.00%, 11/30/14 (b)              325,000            340,438
Cooper-Standard Automotive,
8.38%, 12/15/14 (b)                                   800,000            802,000
General Motors Corp., 7.13%, 07/15/13                 500,000            512,479
General Motors Corp., 8.38%, 07/15/33                 725,000            753,240
Stanadyne Corp., 10.00%, 08/15/14 (b)                 800,000            868,000

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Automotive (continued)
Stanadyne Holdings, Inc.,
11.71%, 02/15/15 (b)                         $        450,000   $        268,313
Stoneridge, Inc., 11.50%, 05/01/12                    900,000          1,050,749
Tenneco Automotive, Inc., 8.63%, 11/15/14 (b)         675,000            705,375
Transportation Technology Industries,
12.50%, 03/31/10 (b)                                  725,000            748,563
TRW Automotive, Inc., 11.00%, 02/15/13              1,059,000          1,281,389
United Components, Inc., 9.38%, 06/15/13              750,000            817,500
                                                                 ---------------
                                                                       9,532,171
                                                                 ---------------
Building Materials (2.9%)
AMH Holdings, Inc., 9.18%, 03/01/14                   950,000            688,750
Associated Materials, Inc.,
9.75%, 04/15/12                                       475,000            533,188
Collins & Aikman Floorcoverings, Inc.,
9.75%, 02/15/10                                       775,000            837,000
ERICO International Corp., 8.88%, 03/01/12            800,000            844,000
Euramax International PLC, 8.50%, 08/15/11            975,000          1,045,688
Fimep S.A., 10.50%, 02/15/13                          350,000            416,500
Goodman Global Holdings, 7.88%, 12/15/12 (b)          650,000            646,750
Goodman Global Holdings, 5.76%, 06/15/12 (b) (e)      350,000            357,000
Norcraft Cos. LLC, 9.00%, 11/01/11                    500,000            542,500
Norcraft Holdings Capital, 8.49%, 09/01/12          1,475,000          1,113,624
Nortek Holdings, Inc., 8.50%, 09/01/14 (b)            350,000            367,500
PLY Gem Industries, Inc., 9.00%, 02/15/12             650,000            663,000
US Concrete, Inc.,8.38%, 04/01/14                     625,000            676,563
                                                                 ---------------
                                                                       8,732,063
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                      FEDERATED GVIT HIGH INCOME BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Chemicals (5.6%)
Aventine Renewable Energy Holdings, Inc.,
8.50%, 12/15/11 (b) (e)                      $        325,000   $        329,875
BCP Caylux Holding SCA,
9.63%, 06/15/14 (b)                                 1,000,000          1,132,500
Borden U.S. Finance Corp.,
9.00%, 07/15/14 (b)                                   800,000            892,000
Compass Mineral Group, 10.00%, 08/15/11               600,000            678,000
Compass Mineral International,
7.36%, 12/15/12                                       500,000            430,000
Compass Mineral International,
7.88%, 06/01/13                                     1,050,000            855,750
Crystal U.S. Holdings, 10.50%, 10/01/14 (b)         1,675,000          1,155,749
Equistar Chemical LP, 10.13%, 09/01/08                875,000          1,012,813
FMC Corp., 10.25%, 11/01/09                           425,000            489,813
General Chemical Industries Products,
Inc., 10.63%, 05/01/09 (c) (f)                        400,000             40,000
Huntsman Advanced Materials,
11.00%, 07/15/10 (b)                                  475,000            567,625
Huntsman ICI Chemicals
LLC, 10.13%, 07/01/09                               1,194,000          1,262,655
IMC Global, Inc., 10.88%, 06/01/08                    134,882            162,533
Invista, 9.25%, 05/01/12 (b)                          750,000            840,000
Koppers, Inc., 9.88%, 10/15/13                        500,000            572,500
Lyondell Chemical Co., 9.63%, 05/01/07                475,000            524,875
Lyondell Chemical Co., 9.88%, 05/01/07                530,000            557,825
Lyondell Chemical Co., 9.50%, 12/15/08                575,000            626,750
Lyondell Chemical Co., 10.88%, 05/01/09               800,000            850,000
Lyondell Chemical Co., 10.50%, 06/01/13               150,000            179,250
Millennium America, Inc., 9.25%, 06/15/08             134,162            153,280
Nalco Co., 7.75%, 11/15/11                            225,000            244,125
Nalco Co., 8.88%, 11/15/13                            600,000            661,500
Nalco Co., 8.02%, 02/01/14                            481,000            358,345
Polypore, Inc., 8.75%, 05/15/12                       300,000            315,000

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Chemicals (continued)
Polypore, Inc., 8.75%, 05/15/12 (b)          $        550,000   $        577,500
Rockwood Specialies Group, Inc.,
7.50%, 11/15/14 (b)                                   275,000            286,688
Union Carbide Corp., 8.75%, 08/01/22                  675,000            714,656
Union Carbide Corp., 7.88%, 04/01/23                   75,000             79,125
Union Carbide Corp., 7.50%, 06/01/25                  350,000            358,750
                                                                 ---------------
                                                                      16,909,482
                                                                 ---------------
Construction Machinery (1.5%)
AGCO Corp., 9.50%, 05/01/08                           750,000            802,500
Case New Holland, Inc., 9.25%, 08/01/11 (b)         1,175,000          1,313,063
Clark Materials Handling, Inc., 0.00%,
11/15/06 (c) (d) (g)                                  100,000                  0
Columbus McKinnon Corp., 8.50%, 04/01/08              975,000            984,750
Columbus McKinnon Corp., 10.00%, 08/01/10             125,000            141,250
NationsRent Cos., Inc., 9.50%, 10/15/10               825,000            928,125
United Rentals, Inc., 6.50%, 02/15/12                 425,000            416,500
                                                                 ---------------
                                                                       4,586,188
                                                                 ---------------
Consumer Products (4.0%)
AAC Group Holding Corp., 10.49%, 10/01/12 (b)         750,000            508,125
Alltrista Corp., 9.75%, 05/01/12                    1,000,000          1,115,000
American Achievement Corp., 8.25%, 04/01/12           250,000            260,625
Ames True Temper, Inc., 10.00%, 07/15/12              800,000            824,000
Chattem, Inc., 7.00%, 03/01/14                        550,000            569,250
Church & Dwight, Inc., 6.00%, 12/15/12 (b)            400,000            409,000
Diamond Brands, Inc., 0.00%,
04/15/09 (c) (d) (f) (g)                               50,000                  0
ICON Health & Fitness, Inc.,
11.25%, 04/01/12                                      650,000            549,250
Jostens Holding Corp., 9.38%, 12/01/13              1,300,000            929,500
Jostens IH Corp., 7.63%,
10/01/12 (b)                                        1,050,000          1,097,250

                       GARTMORE VARIABLE INSURANCE TRUST

                      FEDERATED GVIT HIGH INCOME BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Consumer Products (continued)
K2 Corp, Inc., 7.38%, 07/01/14 (b)           $        125,000   $        137,500
Leiner Health Products, 11.00%, 06/01/12              600,000            658,500
Playtex Products, Inc., 9.38%, 06/01/11               925,000            992,063
Sealy Mattress Co., 8.25%, 06/15/14                   525,000            559,125
Simmons Co., 7.88%, 01/15/14                          650,000            676,000
Simmons Co., 10.27%, 12/15/14 (b)                     925,000            568,875
Sleepmaster LLC, 11.00%,
05/15/09 (c) (d) (f)                                  175,000             47,250
Tempur-Pedic/Tempur Products,
10.25%, 08/15/10                                      173,000            199,815
True Temper Sports, Inc., 8.38%, 09/15/11             575,000            537,625
United Industries Corp., 9.88%, 04/01/09              825,000            867,281
WH Holdings Ltd., 9.50%, 04/01/11                     525,000            580,125
                                                                 ---------------
                                                                      12,086,159
                                                                 ---------------
Diversified (6.0%)
Dow Jones CDX, 8.00%, 12/29/09 (b)                  6,000,000          6,161,250
TRAINS HY-2004-1 A, 8.22%,
08/01/15 (b) (d) (e)                               11,060,465         12,119,216
                                                                 ---------------
                                                                      18,280,466
                                                                 ---------------
Energy (1.1%)
Compton Petroleum Corp., 9.90%, 05/15/09              750,000            832,500
Inergy LP, 6.88%, 12/15/14 (b)                        400,000            404,000
Lone Star Technologies, Inc.,
9.00%, 06/01/11                                       225,000            241,875
Petroleum Helicoptors, Inc.,
9.38%, 05/01/09                                       475,000            522,500
Range Resources Corp., 7.38%, 07/15/13                250,000            269,375
Swift Energy Co., 9.38%, 05/01/12                     825,000            928,125
                                                                 ---------------
                                                                       3,198,375
                                                                 ---------------
Entertainment (2.5%)
AMC Entertainment, Inc., 9.88%, 02/01/12            1,050,000          1,149,750
Cinemark USA, Inc., 9.00%, 02/01/13                   400,000            458,500
Cinemark USA, Inc., 9.75%, 03/15/14                 1,850,000          1,406,000

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Entertainment (continued)
Intrawest Corp., 7.50%, 10/15/13 (b)         $        625,000   $        667,969
Loews Cineplex, 9.00%, 08/01/14 (b)                 1,525,000          1,658,437
Universal City Development,
11.75%, 04/01/10                                    1,350,000          1,601,438
Universal City Florida, 8.38%, 05/01/10 (b)           200,000            208,500
Universal City Florida,
7.20%, 05/01/10 (b) (e)                               250,000            261,250
                                                                 ---------------
                                                                       7,411,844
                                                                 ---------------
Environmental (1.4%)
Allied Waste North America, Inc., 7.63%,
01/01/06                                            1,050,000          1,086,750
Allied Waste North America, Inc., 8.88%,
04/01/08                                              750,000            806,250
Allied Waste North America, Inc.,
9.25%, 09/01/12                                       650,000            706,875
Allied Waste North America, Inc., 6.13%,
02/15/14                                              275,000            259,875
Clean Harbors, Inc., 11.25%, 07/15/12 (b)             625,000            703,125
Synagro Technologies, Inc.,
9.50%, 04/01/09                                       475,000            520,125
                                                                 ---------------
                                                                       4,083,000
                                                                 ---------------
Food & Beverage (5.8%)
Agrilink Foods, Inc., 11.88%, 11/01/08                350,000            366,188
American Seafoods Group, 10.13%, 04/15/10           1,000,000          1,074,999
ASG Consolidated, 11.75%, 11/01/11 (b)              1,375,000            883,438
B&G Foods Holding Corp., 8.00%, 10/01/11              725,000            775,750
Constellation Brands, Inc.,
8.00%, 02/15/08                                       650,000            710,125
Cott Beverages, Inc., 8.00%, 12/15/11                 500,000            546,875
Del Monte Corp., 9.25%, 05/15/11                    1,375,000          1,512,499
Del Monte Corp., 8.63%, 12/15/12                      475,000            534,375
Dole Foods Co., 8.63%, 05/01/09                     1,150,000          1,256,374
Dole Foods Co., 7.25%, 06/15/10                       700,000            722,750
Eagle Family Foods, Inc., 8.75%, 01/15/08             250,000            193,750
Gold Kist, Inc., 10.25%,
03/15/14                                              324,000            380,700

                       GARTMORE VARIABLE INSURANCE TRUST

                      FEDERATED GVIT HIGH INCOME BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Food & Beverage (continued)
Michael Foods, Inc., 8.00%, 11/15/13         $        925,000   $        980,500
National Beef Packaging Co.,
10.50%, 08/01/11                                      325,000            342,875
Pierre Foods, Inc., 9.88%, 07/15/12 (b)               875,000            910,000
Pilgrim's Pride Corp., 9.63%, 09/15/11                375,000            423,750
Pilgrim's Pride Corp., 9.25%, 11/15/13                625,000            703,125
Reddy Ice Group, Inc., 8.88%, 08/01/11                650,000            705,250
Reddy Ice Group, Inc., 10.00%, 11/01/12 (b)         1,025,000            712,375
Smithfield Foods, Inc., 7.63%, 02/15/08               300,000            322,500
Smithfield Foods, Inc., 8.00%, 10/15/09               650,000            723,125
Smithfield Foods, Inc., 7.75%, 05/15/13               675,000            754,313
Swift & Co., 10.13%, 10/01/09                         375,000            420,000
Swift & Co., 12.50%, 01/01/10                         375,000            425,625
UAP Holding Corp., 10.75%, 07/15/12 (b)             1,000,000            790,000
United Agri Products, 8.25%, 12/15/11 (b)             203,000            218,733
                                                                 ---------------
                                                                      17,389,994
                                                                 ---------------
Gaming (5.4%)
Boyd Gaming Corp., 8.75%, 04/15/12                    525,000            586,688
Boyd Gaming Corp., 7.75%, 12/15/12                    475,000            520,719
Herbst Gaming, Inc., 7.00%, 11/15/14 (b)              275,000            279,813
Isle of Capri Casinos, Inc., 9.00%, 03/15/12          425,000            470,688
Isle of Capri Casinos, Inc.,  7.00%, 03/01/14         525,000            538,125
Majestic Star Casino LLC, 9.50%, 10/15/10             525,000            559,125
Mandalay Resort Group, 10.25%, 08/01/07             1,150,000          1,305,249

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Gaming (continued)
Mandalay Resort Group, 9.50%, 08/01/08       $        250,000   $        286,875
Mandalay Resort Group, 9.38%, 02/15/10                700,000            819,000
MGM Grand, Inc., 9.75%, 06/01/07                    1,425,000          1,588,874
MGM Grand, Inc., 6.00%, 10/01/09                      500,000            515,000
MGM Grand, Inc., 8.50%, 09/15/10                      250,000            285,625
MGM Grand, Inc., 8.38%, 02/01/11                      700,000            792,750
Mohegan Tribal Gaming Authority, 6.38%,
07/15/09                                              150,000            154,875
Mohegan Tribal Gaming Authority, 8.00%,
04/01/12                                              500,000            545,000
MTR Gaming Group, Inc., 9.75%, 04/01/10               800,000            884,000
Park Place Entertainment Corp., 9.38%,
02/15/07                                              375,000            414,375
Park Place Entertainment Corp., 7.88%,
03/15/10                                              850,000            961,562
Park Place Entertainment Corp., 8.13%,
05/15/11                                            1,000,000          1,159,999
Penn National Gaming, Inc., 11.13%,
03/01/08                                              575,000            616,688
Penn National Gaming, Inc., 8.88%,
03/15/10                                              175,000            191,844
Station Casinos, Inc., 6.00%, 04/01/12                200,000            204,750
Station Casinos, Inc., 6.50%, 02/01/14                525,000            542,063
Sun International Hotels, 8.88%, 08/15/11             825,000            905,438
Venitian Casino/LV Sands, 11.00%, 06/15/
10                                                    800,000            917,000
Virgin River Casino Corp., 9.00%,
01/15/12 (b)                                          200,000            209,000
                                                                 ---------------
                                                                      16,255,125
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                      FEDERATED GVIT HIGH INCOME BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Healthcare (4.9%)
AmeriPath, Inc., 10.50%, 04/01/13            $      1,050,000   $      1,120,875
Ardent Health Services, 10.00%, 08/15/13              775,000            817,625
Bio Rad Laboratories, Inc., 6.13%,
12/15/14 (b)                                          375,000            379,688
CDRV Investors, Inc., 9.61%, 01/01/15 (b)           2,100,000          1,315,124
Concentra Operating Corp., 9.50%,
08/15/10                                              450,000            510,750
Concentra Operating Corp., 9.13%,
06/01/12 (b)                                          175,000            198,625
Fisher Scientific International, 8.00%,
09/01/13                                            1,150,000          1,310,999
Fisher Scientific International, 6.75%,
08/15/14 (b)                                          175,000            188,563
Hanger Orthopedic Group, Inc., 10.38%,
02/15/09                                              450,000            466,875
HCA -- The Healthcare Corp., 6.91%,
06/15/05                                              950,000            964,026
HCA -- The Healthcare Corp., 8.75%,
09/01/10                                              300,000            343,314
HCA -- The Healthcare Corp., 7.88%,
02/01/11                                              575,000            634,133
HCA -- The Healthcare Corp., 6.75%,
07/15/13                                            1,250,000          1,301,258
HCA -- The Healthcare Corp., 6.38%,
01/15/15                                              275,000            276,620
HCA -- The Healthcare Corp., 7.50%,
11/06/33                                              550,000            562,745
Magellan Health Services, 9.38%, 11/15/08             429,874            470,175
Medical Device Manufacturing, Inc.,
10.00%, 07/15/12 (b)                                  850,000            920,125
National Mentor, Inc., 9.63%,
12/01/12 (b)                                          850,000            907,375
Sybron Dental Specialties, Inc., 8.13%,
06/15/12                                              525,000            574,875
Tenet Healthcare Corp., 9.88%,
07/01/14 (b)                                          475,000            520,125
Vanguard Health Holdings, 9.00%,
10/01/14 (b)                                          550,000            591,250
Ventas Realty LP, 6.63%, 10/15/14 (b)                 275,000            282,563
VWR International, Inc., 8.00%,
04/15/14 (b)                                          225,000            241,313
                                                                 ---------------
                                                                      14,899,021
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Industrial - Other (4.2%)
Aearo Co., 8.25%, 04/15/12                   $        875,000   $        905,625
Amsted Industries, Inc., 10.25%,
10/15/11 (b)                                          425,000            482,375
Brand Services, Inc., 12.00%, 10/15/12              1,050,000          1,181,249
Coleman Cable, Inc., 9.88%, 10/01/12 (b)              625,000            667,188
Da-Lite Screen Co., Inc., 9.50%, 05/15/11             525,000            580,125
Eagle-Picher Industries, Inc., 9.75%,
09/01/13                                            1,100,000          1,105,500
Hawk Corp., 8.75%, 11/01/14 (b)                       675,000            695,250
Interline Brands, Inc., 11.50%, 05/15/11              750,000            847,500
Mueller Group, Inc., 10.00%, 05/01/12                 525,000            574,875
Neenah Corp., 11.00%, 09/30/10 (b)                    842,000            934,620
Neenah Corp., 13.00%, 09/30/13 (b)                    514,185            529,611
Norcross Safety Products, 9.88%, 08/15/11             750,000            832,500
NSP Holdings LLC, 11.75%, 01/01/12 (b)                350,000            355,250
Rexnord Corp., 10.13%, 2/15/12                        675,000            766,125
Sensus Metering Systems, 8.63%, 12/15/13              875,000            901,250
Superior Essex Communications, 9.00%,
04/15/12                                              825,000            853,875
Thermadyne Holdings Corp., 9.25%,
02/01/14                                              275,000            269,500
Valmont Industries, Inc., 6.88%, 05/01/14             300,000            313,500
                                                                 ---------------
                                                                      12,795,918
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                      FEDERATED GVIT HIGH INCOME BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Lodging (1.6%)
Gaylord Entertainment Co., 6.75%,
11/15/14 (b)                                 $        525,000   $        530,250
HMH Properties, Inc., 7.88%, 08/01/08                 458,000            472,885
Host Marriott LP, 7.13%, 11/01/13                     875,000            939,531
Lodgenet Entertainment, 9.50%, 06/15/13               550,000            610,500
Royal Caribbean Cruises, 8.00%, 05/15/10              600,000            681,000
Starwood Hotels Resorts, 7.38%, 05/01/07              975,000          1,044,469
Starwood Hotels Resorts, 7.88%, 05/01/12              450,000            516,375
                                                                 ---------------
                                                                       4,795,010
                                                                 ---------------
Media -- Cable (2.4%)
Cablevision Systems Corp., 7.88%,
12/15/07                                            1,200,000          1,293,000
Cablevision Systems Corp., 8.13%,
07/15/09                                              650,000            714,188
Cablevision Systems Corp., 8.00%,
04/15/12 (b)                                          775,000            831,188
Charter Communications Holdings Capital
Corp., 10.25%, 09/15/10                             1,325,000          1,411,125
Charter Communications Holdings Capital
Corp., 9.92%, 04/01/11                              1,450,000          1,243,375
Kabel Deutschland GMBH, 10.63%,
07/01/14 (b)                                        1,450,000          1,674,749
                                                                 ---------------
                                                                       7,167,625
                                                                 ---------------
Media -- Non-Cable (9.5%)
Advanstar Communications, Inc., 10.75%,
08/15/10                                              200,000            226,750
Advanstar Communications, Inc., 12.00%,
02/15/11                                            1,075,000          1,165,031
Advanstar, Inc., 16.09%, 10/15/11                     600,000            510,750
Advertising Directory Solutions, 9.25%,
11/15/12 (b)                                          100,000            105,500
Affinity Group, Inc., 9.00%, 02/15/12                 425,000            462,188
American Media Operation, Inc., 10.25%,
05/01/09                                              650,000            688,188
American Media Operation, Inc., 8.88%,
01/15/11                                              525,000            561,094

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Media -- Non-Cable (continued)
Block Communications, Inc., 9.25%,
04/15/09                                     $        450,000   $        492,750
Cadmus Communications Corp., 8.38%,
06/15/14                                              300,000            328,125
CBD Media Holdings, 9.25%, 07/15/12 (b)               675,000            697,781
Dex Media East LLC, 12.13%, 11/15/12                1,114,000          1,363,258
Dex Media West LLC, 9.88%, 08/15/13                 1,591,000          1,841,582
Dex Media, Inc., 7.37%, 1/15/13                       875,000            690,156
DIRECTV Holdings LLC, 8.38%, 03/15/13               1,300,000          1,464,125
Echostar DBS Corp., 5.75%, 10/01/08                 1,250,000          1,271,875
Echostar DBS Corp., 6.63%, 10/01/14 (b)               800,000            814,000
Fisher Communications, Inc., 8.63%,
09/15/14 (b)                                          250,000            271,250
Houghton Mifflin Co., 9.51%, 10/15/13                 500,000            370,000
Lamar Media Corp., 7.25%, 01/01/13                    700,000            759,500
Liberty Group Ltd., 9.38%, 02/01/08                   525,000            535,500
NBC Acqusition Corp., 10.29%, 03/15/13                625,000            459,375
Nebraska Book Co., 8.63%, 03/15/12                    475,000            489,250
PanAmSat Corp., 6.38%, 01/15/08                       250,000            259,375
PanAmSat Corp., 9.00%, 08/15/14 (b)                   850,000            953,063
Panamsat Holding Corp., 8.69%,
11/01/14 (b)                                        2,200,000          1,523,499
Primedia, Inc., 8.88%, 05/15/11                       700,000            743,750
Quebecor Media, Inc., 4.74%, 07/15/11                 425,000            422,875
Quebecor Media, Inc., 11.13%, 07/15/11                500,000            573,750
R.H. Donnelly Finance Corp., 10.88%,
12/15/12 (b)                                          925,000          1,103,063
Rainbow National Services LLC, 10.38%,
09/01/14 (b)                                        1,225,000          1,387,313
Readers Digest Association, Inc., 6.50%,
03/01/11                                              575,000            603,750
Sinclair Broadcast Group, 8.75%, 12/15/11             475,000            519,531

                       GARTMORE VARIABLE INSURANCE TRUST

                      FEDERATED GVIT HIGH INCOME BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Media -- Non-Cable (continued)
Sinclair Broadcast Group, 8.00%, 03/15/12    $        350,000   $        373,625
Sun Media Corp., 7.63%, 02/15/13                      425,000            465,906
Vertis, Inc., 9.75%, 04/01/09                         250,000            272,500
Vertis, Inc., 10.88%, 06/15/09                      1,700,000          1,852,999
WDAC Subsidiary Corp., 8.38%,
12/01/14 (b)                                          425,000            421,281
XM Satellite Radio, Inc., 4.44%, 12/31/09             570,095            584,347
XM Satellite Radio, Inc., 12.00%, 06/15/10            373,000            442,471
Yell Finance BV, 5.03%, 08/01/11                      539,000            532,263
Yell Finance BV, 10.75%, 08/01/11                     410,000            475,600
Ziff Davis Media, Inc., 12.00%, 08/12/09               45,947             49,393
                                                                 ---------------
                                                                      29,128,382
                                                                 ---------------
Metals & Mining (1.3%)
California Steel Industries, 6.13%,
03/15/14                                              575,000            573,563
Imco Recycling, Inc., 10.38%, 10/15/10                850,000            969,000
Imco Recycling, Inc., 9.00%, 11/15/14 (b)             300,000            313,500
Ispat Inland ULC, 9.75%, 04/01/14                     308,000            381,920
Republic Technologies International,
13.75%, 07/15/09 (c) (d) (f) (g)                      200,000                  0
RYERSON TULL, INC., 9.13%, 07/15/06                   525,000            538,125
United States Steel Corp., 9.75%,
05/15/10                                              715,000            818,675
Wise Metals Group LLC, 10.25%, 05/15/12               475,000            482,125
                                                                 ---------------
                                                                       4,076,908
                                                                 ---------------
Packaging (2.3%)
Berry Plastics Corp., 10.75%, 07/15/12                775,000            891,249
Graham Packaging Co., 8.50%, 10/15/12 (b)             400,000            422,000
Greif Brothers Corp., 8.88%, 08/01/12                 525,000            586,688

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Packaging (continued)
Huntsman Packaging Corp., 13.00%,
06/01/10                                     $        725,000   $        710,500
Owens-Brockway Glass Container, 8.88%,
02/15/09                                              300,000            327,375
Owens-Brockway Glass Container, 7.75%,
05/15/11                                              475,000            516,563
Owens-Brockway Glass Container, 8.25%,
05/15/13                                              375,000            414,375
Owens-Brockway Glass Container, 6.75%,
12/01/14 (b)                                          800,000            812,000
Owens-Illinois, Inc., 8.10%, 05/15/07                 825,000            882,750
Owens-Illinois, Inc., 7.35%, 05/15/08                 300,000            316,500
Pliant Corp., 11.13%, 09/01/09                        150,000            164,250
Pliant Corp., 13.00%, 06/01/10                        325,000            316,875
Russell Stanley Holdings, Inc., 9.00%,
11/30/08 (b) (d)                                       34,947             20,115
Tekni-Plex, Inc., 12.75%, 06/15/10                    725,000            692,375
                                                                 ---------------
                                                                       7,073,615
                                                                 ---------------
Paper (3.4%)
Boise Cascade Co., 7.13%, 10/15/14 (b)                350,000            371,875
Boise Cascade Co., 5.01%, 10/15/12 (b) (e)            250,000            260,625
Georgia Pacific Corp., 8.13%, 05/15/11              1,025,000          1,183,875
Georgia Pacific Corp., 9.38%, 02/01/13              2,675,000          3,129,749
Graphic Packaging International, 9.50%,
08/15/13                                              825,000            942,563
Jefferson Smurfit Corp., 8.25%, 10/01/12              450,000            492,750
Jefferson Smurfit Corp., 7.50%, 06/01/13              400,000            429,000
MDP Acquisitions PLC, 9.63%, 10/01/12                 400,000            448,000
MDP Acquisitions PLC, 15.50%, 10/01/13                843,057            990,592
Riverside Forest Products Ltd., 7.88%,
03/01/14                                              475,000            524,875
Stone Container Corp., 9.75%, 02/01/11                600,000            660,000
Tembec Industries, Inc., 8.50%, 02/01/11              725,000            732,250
                                                                 ---------------
                                                                      10,166,154
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                      FEDERATED GVIT HIGH INCOME BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Restaurants (0.6%)
Buffets, Inc., 11.25%, 07/15/10              $        150,000   $        161,250
Carrols Corp., 9.00%, 01/15/13 (b)                    450,000            468,000
Dominos, Inc., 8.25%, 07/01/11                        575,000            631,063
Landrys Seafood Restaurant, Inc., 7.50%,
12/15/14 (b)                                          675,000            673,312
                                                                 ---------------
                                                                       1,933,625
                                                                 ---------------
Retailers (3.2%)
Couche-Tard Financing Co., 7.50%,
12/15/13                                              800,000            862,000
Finlay Fine Jewerly Corp., 8.38%,
06/01/12                                              250,000            271,250
FTD, Inc., 7.75%, 02/15/14                            650,000            672,750
General Nuitrition Center, 8.50%,
12/01/10                                              350,000            332,500
Hines Nurseries, Inc., 10.25%, 10/01/11               550,000            603,625
Jean Coutu Group (PLC), 8.50%,
08/01/14 (b)                                        1,175,000          1,210,249
Lazy Days' R.V. Center, Inc., 11.75%,
05/15/12 (b)                                          600,000            655,500
Michaels Stores, Inc., 9.25%, 07/01/09                400,000            430,628
PCA International, Inc., 11.88%, 08/01/09             800,000            708,000
Penney (J.C.) Co., Inc., 7.60%, 04/01/07              650,000            705,250
Penney (J.C.) Co., Inc., 9.00%, 08/01/12              929,000          1,149,638
Rite Aid Corp., 8.13%, 05/01/10                       875,000            929,688
Rite Aid Corp., 9.50%, 02/15/11                       175,000            192,938
Rite Aid Corp., 6.88%, 08/15/13                       300,000            271,500
U.S. Office Products Co., 9.75%,
06/15/08 (c) (d) (g)                                  475,000                  0
United Auto Group, Inc., 9.63%, 03/15/12              500,000            555,000
                                                                 ---------------
                                                                       9,550,516
                                                                 ---------------
Services (0.8%)
Brickman Group Ltd. (The), 11.75%,
12/15/09                                              725,000            851,875
CB Richard Ellis Services, Inc., 9.75%,
05/15/10                                              214,000            245,030
Global Cash Access LLC, 8.75%, 03/15/12               775,000            838,938
Language Line, Inc., 11.13%, 06/15/12 (b)              50,000             53,250
SITEL Corp., 9.25%, 03/15/06                          518,000   $        525,770
                                                                 ---------------
                                                                       2,514,863
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Supermarkets (0.0%)
Jitney-Jungle Stores of America, Inc.,
10.38%, 09/15/07 (c) (d) (g)                 $        100,000                  0
                                                                 ---------------
Technology (3.3%)
Activant Solutions, Inc., 10.50%, 06/15/11            825,000            891,000
AMI Semiconductor, Inc., 10.75%, 02/01/13             548,000            646,640
Danka Business Systems, 11.00%, 06/15/10              450,000            479,250
Freescale Semiconductor, Inc., 7.13%,
07/15/14                                              575,000            626,750
Ingram Micro, Inc., 9.88%, 08/15/08                   825,000            901,313
MagnaChip Semiconductor, 8.00%,
12/15/14 (b)                                          350,000            366,625
Seagate Technology HDD Holding, 8.00%,
05/15/09                                              775,000            840,875
Telex Communications, Inc., 11.50%,
10/15/08                                              450,000            492,750
UGS Corp., 10.00%, 06/01/12 (b)                     1,100,000          1,256,750
Unisys Corp., 6.88%, 03/15/10                         650,000            698,750
Xerox Corp., 9.75%, 01/15/09                        1,350,000          1,592,999
Xerox Corp., 7.63%, 06/15/13                          975,000          1,074,938
                                                                 ---------------
                                                                       9,868,640
                                                                 ---------------
Textile (0.7%)
GFSI, Inc., 9.63%, 03/01/07                           450,000            438,750
Glenoit Corp., 11.00%, 04/15/07 (c) (d) (g)           125,000                  0
Phillips Van-Heusen Corp., 8.13%,
05/01/13                                              350,000            381,500
Warnaco Group, Inc., 8.88%, 06/15/13                  750,000            828,750
William Carter Co., 10.88%, 08/15/11                  422,000            474,750
                                                                 ---------------
                                                                       2,123,750
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                      FEDERATED GVIT HIGH INCOME BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Tobacco (0.8%)
Commonwealth Brands, Inc., 10.63%,
09/01/08 (b)                                 $        800,000   $        844,000
Dimon, Inc., 9.63%, 10/15/11                          375,000            412,500
Dimon, Inc., 7.75%, 06/01/13                          525,000            553,875
Standard Commercial Corp., 8.00%,
04/15/12                                              675,000            696,938
                                                                 ---------------
                                                                       2,507,313
                                                                 ---------------
Transportation (0.7%)
Allied Holdings, Inc., 8.63%, 10/01/07                550,000            443,438
Holt Group, Inc. (The), 9.75%,
01/15/06 (c) (d) (g)                                   50,000                  0
Stena AB, 9.63%, 12/01/12                             825,000            936,374
Stena AB, 7.50%, 11/01/13                             575,000            605,188
                                                                 ---------------
                                                                       1,985,000
                                                                 ---------------
Utility - Electric (3.3%)
Caithness Coso Funding Corp., 9.05%,
12/15/09                                              846,890            935,813
Calpine Canada Energy Financing Co.,
8.50%, 05/01/08                                       150,000            123,750
Calpine Corp., 8.50%, 02/15/11                      1,175,000            901,813
CMS Energy Corp., 8.90%, 07/15/08                     750,000            831,563
Nevada Power Co., 6.50%, 04/15/12                      75,000             79,688
Nevada Power Co., 9.00%, 08/15/13                   1,400,000          1,644,999
Nevada Power Co., 5.88%, 01/15/15 (b)                 350,000            354,375
Northwestern Corp., 5.88%, 11/01/14 (b)               200,000            205,594
NRG Energy, Inc., 8.00%, 12/15/13 (b)                 650,000            711,750
PSEG Energy Holdings, 10.00%, 10/01/09              1,125,000          1,335,937
Reliant Energy, Inc., 6.75%, 12/15/14                 325,000            324,594
Reliant Resources, Inc., 9.25%, 07/15/10              375,000            420,000
Reliant Resources, Inc., 9.50%, 07/15/13              925,000          1,055,656
Texas Genco LLC, 6.88%,
12/15/14 (b)                                        1,025,000          1,064,719
                                                                 ---------------
                                                                       9,990,251
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Utility -- Natural Gas (3.6%)
ANR Pipeline Co., 8.88%, 03/15/10            $        150,000   $        168,750
EL Paso Corp., 6.75%, 05/15/09                        825,000            841,500
EL Paso Corp., 7.75%, 06/01/13                        950,000            999,875
EL Paso Corp., 8.05%, 10/15/30                        675,000            656,438
EL Paso Corp., 7.80%, 08/01/31                      2,075,000          2,002,374
Ferrellgas Escrow LLC, 6.75%, 05/01/14                450,000            464,625
MarkWest Energy Partners, 6.88%,
11/01/14 (b)                                          175,000            178,500
Pacific Energy Partners, 7.13%, 06/15/14              700,000            749,000
Semco Energy, Inc., 7.13%, 05/15/08                   400,000            430,109
Tennessee Gas Pipeline, 7.50%, 04/01/17               200,000            221,500
Tennessee Gas Pipeline, 8.38%, 06/15/32             1,225,000          1,387,313
Transcontinental Gas Pipeline Corp.,
8.88%, 07/15/12                                       350,000            427,438
Williams Cos., Inc. (The), 7.63%,
07/15/19                                              750,000            828,750
Williams Cos., Inc. (The), 7.88%,
09/01/21                                            1,425,000          1,595,999
                                                                 ---------------
                                                                      10,952,171
                                                                 ---------------
Wireless Communications (2.1%)
Inmarsat Finance PLC, 7.63%, 06/30/12                 125,000            130,625
Inmarsat Finance PLC, 9.29%, 11/15/12 (b)             400,000            290,000
New Skies Satellites NV, 9.13%,
11/01/12 (b)                                          325,000            333,125
NEXTEL Communications, Inc., 7.38%,
08/01/15                                            1,925,000          2,127,124
Nextel Partners, Inc., 12.50%, 11/15/09               205,000            233,188
Nextel Partners, Inc., 8.13%,
07/01/11                                              100,000            111,500
Rogers Wireless, Inc., 6.38%, 03/01/14                625,000            621,875
Rogers Wireless, Inc., 7.25%,
12/15/12 (b)                                          200,000            213,000
Rogers Wireless, Inc., 8.00%,
12/15/12 (b)                                          800,000            850,000
Rogers Wireless, Inc,, 7.50%,
03/15/15 (b)                                          200,000            212,000
Rogers Wireless, Inc., 5.53%,
12/15/10 (b) (e)                                      425,000            447,313
U.S. Unwired, Inc., 10.00%, 06/15/12                  650,000            736,125
                                                                 ---------------
                                                                       6,305,875
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                      FEDERATED GVIT HIGH INCOME BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Wireline Communications (5.8%)
Alaska Communications System Holdings,
9.88%, 08/15/11                              $      1,025,000   $      1,107,000
AT&T Corp., 8.75%, 11/15/31                         3,550,000          4,255,562
Cincinnati Bell, Inc., 7.25%, 07/15/13                825,000            851,813
Cincinnati Bell, Inc., 8.38%, 01/15/14                625,000            635,938
Citizens Communications, 9.25%, 05/15/11              250,000            293,750
Citizens Communications, 6.25%, 01/15/13              525,000            531,563
Citizens Communications, 9.00%, 08/15/31              675,000            774,563
Eircom Funding, 8.25%, 08/15/13                       400,000            444,000
MCI, Inc., 8.74%, 05/01/14                          1,700,000          1,831,750
Primus Telecommunication Group, 8.00%,
01/15/14                                              625,000            553,125
Qwest Capital Funding, 7.25%, 02/15/11                350,000            344,750
Qwest Corp., 9.13%, 03/15/12 (b)                    2,725,000          3,160,999
Qwest Services Corp., 13.50%,
12/15/10 (b)                                        2,300,000          2,777,249
                                                                 ---------------
                                                                      17,562,062
                                                                 ---------------
TOTAL CORPORATE BONDS                                                289,394,254
                                                                 ---------------
PREFERRED STOCKS (0.5%)
Media - Cable (0.0%)
Pegasus Communications, 12.75%                              0                  7
                                                                 ---------------
Media - Non-Cable (0.3%)
Primedia, Inc., Series E, 9.20%                         5,325            513,863
Primedia, Inc., Series H, 8.63%                         3,650            335,800
Ziff Davis Media, Inc.,
Series E-1, PIK, 10.00%                                    12              8,280
                                                                 ---------------
                                                                         857,943
                                                                 ---------------
Retailers (0.2%)
General Nutrition Center,
Series A, 12.00%                                          725            705,063
                                                                 ---------------
Wireline Communications (0.0%)
McLeodUSA, Inc., Series A, 2.50%                        4,671             17,026
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                 1,580,038
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
WARRANTS (0.1%)
Entertainment (0.0%)
AMF Bowling Worldwide, Inc.,
Class B, expiring 03/09/09 (d) (g)           $            811   $              0
                                                                 ---------------
Industrial - Other (0.1%)
ACP Holding Co., expiring 09/13/13 (b)                 96,401            159,061
                                                                 ---------------
Media - Non-Cable (0.0%)
Advanstar Holdings Corp., expiring
10/15/11 (d) (g)                                          150                  0
XM Satellite Radio, Inc., expiring
03/15/10                                                  300             28,500
Ziff Davis Media, Inc., expiring
08/12/12 (d) (g)                                        2,200                  0
                                                                 ---------------
                                                                          28,500
                                                                 ---------------
Packaging (0.0%)
Pliant Corp., expiring 06/01/10 (d) (g)                   275                  0
                                                                 ---------------
Paper (0.0%)
MDP Acquisitions, expiring 10/01/13 (b)                   300              8,400
                                                                 ---------------
Wireline Communications (0.0%)
McLeodUSA, Inc., expiring 04/16/07                     10,348              2,173
                                                                 ---------------
TOTAL WARRANTS                                                           198,134
                                                                 ---------------
CASH EQUIVALENTS (1.8%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds and
U.S. Government Securities, in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price
$5,411,284)                                         5,410,283          5,410,283
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                 5,410,283
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                      FEDERATED GVIT HIGH INCOME BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (23.6%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds
-- footnote 2 (Securities Lending)           $     71,507,583         71,507,583
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                     71,507,583
                                                                 ---------------
TOTAL INVESTMENTS
(COST $352,608,549) (A) -- 121.9%                                    368,547,197
LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.9)%                     (66,262,621)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    302,284,576
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b) Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(c)   Bond in default.

(d)   Fair Valued Security.

(e) Variable Rate Secuirty. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2004.

(f)   Security has filed for bankruptcy protection.

(g) Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

(h)   Denotes a non-income producing security.

PIK           Paid-In-Kind

TRAINSTargeted Return Index Securities Trust

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT EQUITY 500 INDEX FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)
Aerospace & Defense (1.7%)
Boeing Co. (The)                                       21,362   $      1,105,911
General Dynamics Corp.                                  5,100            533,460
Lockheed Martin Corp.                                  11,200            622,160
Northrop Grumman Corp.                                  9,162            498,046
Raytheon Co.                                           11,400            442,662
Rockwell Collins, Inc.                                  4,414            174,088
United Technologies Corp.                              12,900          1,333,215
Xilinx, Inc.                                            8,700            257,955
                                                                 ---------------
                                                                       4,967,497
                                                                 ---------------
Agriculture (0.1%)
Monsanto Co.                                            6,795            377,462
                                                                 ---------------
Airlines (0.1%)
Delta Air Lines, Inc. (b)                               3,800             28,424
Southwest Airlines Co.                                 20,150            328,042
                                                                 ---------------
                                                                         356,466
                                                                 ---------------
Apparel (0.4%)
Jones Apparel Group, Inc.                               3,200            117,024
Liz Claiborne, Inc.                                     2,900            122,409
Nike, Inc., Class B                                     6,700            607,623
Reebok International Ltd.                               1,700             74,800
V.F. Corp.                                              2,800            155,064
                                                                 ---------------
                                                                       1,076,920
                                                                 ---------------
Auto Parts & Equipment (0.7%)
AutoNation, Inc. (b)                                    6,400            122,944
AutoZone, Inc. (b)                                      1,900            173,489
Dana Corp.                                              4,300             74,519
Delphi Automotive Systems Corp.                        14,500            130,790
Genuine Parts Co.                                       4,500            198,270
Ingersoll Rand Co.                                      4,500            361,350
Johnson Controls, Inc.                                  4,900            310,856
Navistar International Corp. (b)                        1,700             74,766
PACCAR, Inc.                                            4,425            356,124
Snap-On, Inc.                                           1,400             48,104
Visteon Corp.                                           3,723             36,374
                                                                 ---------------
                                                                       1,887,586
                                                                 ---------------
Automobiles (0.6%)
Ford Motor Co.                                         46,032            673,909
General Motors Corp.                                   14,252            570,935
Harley-Davidson, Inc.                                   7,500            455,625
                                                                 ---------------
                                                                       1,700,469
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Banks (5.3%)
AmSouth Bancorp                                         9,300   $        240,870
Bank of America Corp.                                 101,840          4,785,462
Bank of New York Co., Inc.                             19,828            662,652
BB&T Corp.                                             14,200            597,110
Bear Stearns Cos., Inc.                                 2,600            266,006
Compass Bancshares, Inc.                                3,100            150,877
Fifth Third Bancorp                                    14,385            680,123
Huntington Bancshares, Inc.                             6,010            148,928
KeyCorp.                                               10,200            345,780
M & T Bank Corp.                                        3,000            323,520
Mellon Financial Corp.                                 10,700            332,877
National City Corp.                                    16,800            630,840
Northern Trust Corp.                                    5,400            262,332
PNC Bank Corp.                                          7,100            407,824
Regions Financial Corp.                                11,660            414,979
Sovereign Bancorp                                       9,100            205,205
SunTrust Banks, Inc.                                    9,200            679,696
Synovus Financial Corp.                                 8,100            231,498
U.S. Bancorp                                           46,968          1,471,038
Wachovia Corp.                                         40,354          2,122,620
Zions Bancorp                                           2,400            163,272
                                                                 ---------------
                                                                      15,123,509
                                                                 ---------------
Beverages (2.2%)
Adolph Coors Co., Class B                                 900             68,103
Anheuser-Busch Cos., Inc.                              19,843          1,006,635
Brown-Forman Corp., Class B                             3,200            155,776
Coca-Cola Co.                                          60,912          2,535,767
Coca-Cola Enterprises, Inc.                            11,900            248,115
Pepsi Bottling Group, Inc. (The)                        6,500            175,760
PepsiCo, Inc.                                          42,430          2,214,846
                                                                 ---------------
                                                                       6,405,002
                                                                 ---------------
Biotechnology (0.3%)
Applera Corp.                                           4,900            102,459
Gilead Sciences, Inc. (b)                              11,000            384,890
Group Chiron Corp. (b)                                  4,900            163,317
Waters Corp. (b)                                        2,900            135,691
                                                                 ---------------
                                                                         786,357
                                                                 ---------------

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                           GVIT EQUITY 500 INDEX FUND

           Statement of Investments -- December 31, 2004 (continued)



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                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Business Services (3.2%)
Apollo Group, Inc. (b)                                  4,800   $        387,408
AutoDesk, Inc.                                          5,730            217,454
Automatic Data Processing, Inc.                        14,808            656,735
Cintas Corp.                                            4,500            197,370
Compuware Corp. (b)                                    10,200             65,994
Convergys Corp. (b)                                     3,500             52,465
Dow Jones & Co., Inc.                                   2,100             90,426
eBay, Inc. (b)                                         16,700          1,941,875
Electronic Data Systems Corp.                          12,700            293,370
Equifax, Inc.                                           3,700            103,970
Exelon Corp.                                           16,724            737,027
First Data Corp.                                       20,816            885,513
Fiserv, Inc. (b)                                        4,850            194,922
IMS Health, Inc.                                        6,053            140,490
Interpublic Group Cos., Inc. (The) (b)                 11,100            148,740
Monster Worldwide, Inc. (b)                             2,800             94,192
Moody's Corp.                                           3,854            334,720
Omnicom Group, Inc.                                     4,700            396,304
Paychex, Inc.                                           9,850            335,688
Pitney Bowes, Inc.                                      6,000            277,680
Robert Half International, Inc.                         4,300            126,549
Sabre Holdings, Inc.                                    3,368             74,635
Sungard Data Systems (b)                                7,100            201,143
Yahoo!, Inc. (b)                                       34,500          1,299,959
                                                                 ---------------
                                                                       9,254,629
                                                                 ---------------
Chemicals & Allied Products (1.5%)
Air Products & Chemicals, Inc.                          5,700            330,429
Dow Chemical Co.                                       23,766          1,176,655
E.I. du Pont de Nemours and Co.                        24,900          1,221,345
Eastman Chemical Co.                                    2,100            121,233
Engelhard Corp.                                         3,300            101,211
Great Lakes Chemical Corp.                              1,500             42,735
Hercules, Inc. (b)                                      3,200             47,520
Millipore Corp. (b)                                     1,400             69,734
Occidental Petroleum Corp.                              9,800            571,928
Praxair, Inc.                                           8,400            370,860
Rohm & Haas Co.                                         5,600            247,688
Sigma-Aldrich Corp.                                     1,800            108,828
                                                                 ---------------
                                                                       4,410,166
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Computers (10.8%)
Adobe Systems, Inc.                                     6,000   $        376,440
Affiliated Computer Services, Class A (b)               3,200            192,608
American Power Conversion Corp.                         5,200            111,280
Apple Computer, Inc. (b)                                9,800            631,120
Avaya, Inc. (b)                                        11,366            195,495
BMC Software, Inc. (b)                                  5,700            106,020
Cisco Systems, Inc. (b)                               165,957          3,202,970
Citrix Systems, Inc. (b)                                4,600            112,838
Computer Associates International, Inc.                14,700            456,582
Computer Sciences Corp. (b)                             4,700            264,939
Dell, Inc. (b)                                         62,600          2,637,964
EMC Corp. (b)                                          61,100            908,557
Gateway, Inc. (b)                                       9,900             59,499
Hewlett Packard Co.                                    76,200          1,597,914
Intel Corp.                                           159,373          3,727,734
International Business Machines Corp.                  42,017          4,142,036
Intuit, Inc. (b)                                        4,800            211,248
Lexmark International Group, Inc. (b)                   3,200            272,000
Mercury Interactive Corp. (b)                           2,000             91,100
Microsoft Corp.                                       274,340          7,327,621
NCR Corp. (b)                                           2,400            166,152
Network Appliance, Inc. (b)                             9,200            305,624
Novell, Inc. (b)                                       10,200             68,850
NVIDIA Corp. (b)                                        4,500            106,020
Oracle Corp. (b)                                      129,008          1,769,990
Parametric Technology Corp. (b)                         7,100             41,819
Siebel Systems, Inc. (b)                               13,500            141,750
Sun Microsystems, Inc. (b)                             83,256            447,917
Symantec Corp. (b)                                     16,200            417,312
Symbol Technologies, Inc.                               5,600             96,880
Unisys Corp. (b)                                        8,400             85,512
VERITAS Software Corp. (b)                             10,400            296,920
                                                                 ---------------
                                                                      30,570,711
                                                                 ---------------
Conglomerates (0.9%)
Illinois Tool Works, Inc.                               7,400            685,832
ITT Industries, Inc.                                    2,300            194,235
Tyco International Ltd.                                50,856          1,817,593
                                                                 ---------------
                                                                       2,697,660
                                                                 ---------------

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                           GVIT EQUITY 500 INDEX FUND

           Statement of Investments -- December 31, 2004 (continued)



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                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Construction & Building Materials (0.9%)
Caterpillar, Inc.                                       8,600   $        838,586
Centex Corp.                                            3,200            190,656
Deere & Co.                                             6,400            476,160
Fluor Corp.                                             2,000            109,020
KB Home                                                 1,200            125,280
Masco Corp.                                            11,081            404,789
Pulte Corp.                                             3,100            197,780
Sherwin Williams Co.                                    3,700            165,131
Vulcan Materials Co.                                    2,492            136,088
                                                                 ---------------
                                                                       2,643,490
                                                                 ---------------
Consumer Products (3.1%)
Alberto Culver Co., Class B                             2,250            109,283
Avery-Dennison Corp.                                    2,700            161,919
Avon Products, Inc.                                    12,200            472,140
Black & Decker Corp.                                    2,000            176,660
Clorox Co. (The)                                        3,799            223,875
Colgate-Palmolive Co.                                  13,361            683,549
Danaher Corp.                                           7,900            453,539
Ecolab, Inc.                                            6,600            231,858
Fortune Brands, Inc.                                    3,600            277,848
Gillette Co. (The)                                     25,200          1,128,456
International Flavors & Fragrances, Inc.                2,500            107,100
Kimberly-Clark Corp.                                   12,200            802,882
Leggett & Platt, Inc.                                   4,700            133,621
Maytag Corp.                                            2,100             44,310
Pall Corp.                                              3,400             98,430
Procter & Gamble Co.                                   63,942          3,521,925
Whirlpool Corp.                                         1,800            124,578
                                                                 ---------------
                                                                       8,751,973
                                                                 ---------------
Containers (0.2%)
Ball Corp.                                              3,000            131,940
Bemis Co.                                               2,800             81,452
Newell Rubbermaid, Inc.                                 6,900            166,911
Sealed Air Corp. (b)                                    2,200            117,194
                                                                 ---------------
                                                                         497,497
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Drugs (4.4%)
Amerisource Bergen Corp.                                2,554   $        149,869
Biogen, Inc. (b)                                        8,339            555,461
Eli Lilly & Co.                                        28,770          1,632,698
Express Scripts, Inc., Class A (b)                      1,900            145,236
Forest Laboratories, Inc., Class A (b)                  9,200            412,712
Genzyme Corp. (b)                                       5,700            330,999
Medimmune, Inc. (b)                                     6,109            165,615
Merck & Co., Inc.                                      56,364          1,811,539
Mylan Laboratories, Inc.                                6,800            120,224
Pfizer, Inc.                                          189,961          5,108,050
Schering Plough Corp.                                  37,100            774,648
Wyeth                                                  33,900          1,443,801
                                                                 ---------------
                                                                      12,650,852
                                                                 ---------------
Electrical Equipment (3.9%)
Cooper Industries Ltd., Class A                         2,215            150,376
Eaton Corp.                                             3,800            274,968
Emerson Electric Co.                                   10,700            750,070
General Electric Co.                                  266,848          9,739,952
Grainger (W.W.), Inc.                                   2,300            153,226
                                                                 ---------------
                                                                      11,068,592
                                                                 ---------------
Electronics (0.9%)
Agilent Technologies, Inc. (b)                         12,537            302,142
Altera Corp. (b)                                        9,200            190,440
Broadcom Corp., Class A (b)                             8,000            258,240
Molex, Inc.                                             4,625            138,750
Radioshack Corp.                                        3,900            128,232
Rockwell International Corp.                            4,600            227,930
Sanmina Corp. (b)                                      14,000            118,580
Solectron Corp. (b)                                    24,000            127,920
Tektronix, Inc.                                         2,100             63,441
Teradyne, Inc. (b)                                      4,800             81,936
Texas Instruments, Inc.                                44,100          1,085,742
                                                                 ---------------
                                                                       2,723,353
                                                                 ---------------

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                           GVIT EQUITY 500 INDEX FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Entertainment (0.8%)
Electronic Arts, Inc. (b)                               7,700   $        474,936
International Game Technology                           8,600            295,668
Walt Disney Co. (The)                                  51,300          1,426,140
                                                                 ---------------
                                                                       2,196,744
                                                                 ---------------
Financial Services (10.3%)
AMBAC Financial Group, Inc.                             2,850            234,071
American Express Co.                                   31,600          1,781,292
Capital One Financial Corp.                             6,100            513,681
Charles Schwab Corp.                                   34,950            418,002
Citigroup, Inc.                                         5,300            242,846
Citigroup, Inc.                                       130,954          6,309,363
Comerica, Inc.                                          4,300            262,386
Countrywide Credit Industries, Inc.                    14,300            529,243
E*TRADE Financial Corp. (b)                             9,700            145,015
Federal Home Loan Mortgage Corp.                       17,500          1,289,750
Federal National Mortgage Association                  24,486          1,743,648
Federated Investors, Inc.                               2,600             79,040
First Horizon National Corp.                            3,000            129,330
Franklin Resources, Inc.                                6,400            445,760
Golden West Financial Corp.                             7,800            479,076
Goldman Sachs Group, Inc.                              12,300          1,279,692
H & R Block, Inc.                                       4,100            200,900
J.P. Morgan Chase & Co.                                89,801          3,503,136
Janus Capital Group, Inc.                               6,200            104,222
Lehman Brothers Holdings, Inc.                          6,867            600,725
Marshall & Ilsley Corp.                                 5,600            247,520
MBNA Corp.                                             32,550            917,585
Merrill Lynch & Co.                                    23,700          1,416,549
Morgan Stanley Dean Witter & Co.                       27,500          1,526,800
North Fork Bancorp, Inc.                               12,000            346,200
Providian Financial Corp. (b)                           7,400            121,878
SLM Corp.                                              11,000            587,290
State Street Corp.                                      8,500            417,520
T. Rowe Price Group, Inc.                               3,300            205,260
Washington Mutual, Inc.                                22,215            939,250
Wells Fargo Co.                                        42,659          2,651,257
                                                                 ---------------
                                                                      29,668,287
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Food & Related (2.6%)
Altria Group, Inc.                                     52,000   $      3,177,201
Archer-Daniels Midland Co.                             16,137            360,016
Campbell Soup Co.                                      10,300            307,867
ConAgra, Inc.                                          13,200            388,740
General Mills, Inc.                                     9,100            452,361
H.J. Heinz Co.                                          8,900            347,011
Hershey Foods Corp.                                     6,200            344,348
Kellogg Co.                                            10,500            468,930
McCormick & Co.                                         3,600            138,960
Sara Lee Corp.                                         19,529            471,430
SYSCO Corp.                                            16,200            618,354
Wrigley (Wm.) Jr. Co.                                   5,700            394,383
                                                                 ---------------
                                                                       7,469,601
                                                                 ---------------
Healthcare (5.8%)
Abbott Laboratories                                    39,167          1,827,141
Allergan, Inc.                                          3,300            267,531
Bausch & Lomb, Inc.                                     1,300             83,798
Baxter International, Inc.                             15,600            538,824
Becton Dickinson & Co.                                  6,400            363,520
Bristol-Myers Squibb Co.                               48,862          1,251,844
Cardinal Health, Inc.                                  10,853            631,102
Guidant Corp.                                           8,000            576,800
HCA, Inc.                                              10,700            427,572
Health Management Associates, Inc.,
Class A                                                 6,100            138,592
Humana, Inc. (b)                                        4,100            121,729
Johnson & Johnson, Inc.                                75,111          4,763,539
King Pharmaceuticals, Inc. (b)                          6,133             76,049
McKesson HBOC, Inc.                                     7,700            242,242
Medco Health Solutions, Inc. (b)                        6,948            289,037
Medtronic, Inc.                                        30,600          1,519,902
Quest Diagnostics, Inc.                                 2,500            238,875
St. Jude Medical, Inc. (b)                              8,800            368,984
Stryker Corp.                                          10,000            482,500
Tenet Healthcare Corp. (b)                             11,700            128,466
Unitedhealth Group, Inc.                               16,422          1,445,629
Watson Pharmaceutical, Inc. (b)                         2,800             91,868
Wellpoint Health Networks, Inc. (b)                     7,500            862,500
                                                                 ---------------
                                                                      16,738,044
                                                                 ---------------

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                           GVIT EQUITY 500 INDEX FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Hotels & Motels (0.6%)
Cendant Corp.                                          26,700   $        624,246
Harrah's Entertainment, Inc.                            2,700            180,603
Hilton Hotels Corp.                                     9,600            218,304
Marriott International, Inc., Class A                   5,800            365,284
Starwood Hotels & Resorts Worldwide, Inc.               5,300            309,520
                                                                 ---------------
                                                                       1,697,957
                                                                 ---------------
Industrial (0.1%)
Parker Hannifin Corp.                                   3,000            227,220
Thermo Electron Corp. (b)                               3,900            117,741
                                                                 ---------------
                                                                         344,961
                                                                 ---------------
Insurance (4.6%)
ACE Ltd.                                                7,412            316,863
Aetna, Inc.                                             3,700            461,575
AFLAC, Inc.                                            12,700            505,968
Allstate Corp. (The)                                   17,200            889,584
American International Group, Inc.                     65,668          4,312,417
AON Corp.                                               8,300            198,038
Chubb Corp. (The)                                       4,800            369,120
CIGNA Corp.                                             3,400            277,338
Cincinnati Financial Corp.                              4,320            191,203
Hartford Financial Services Group, Inc.                 7,400            512,894
Jefferson-Pilot Corp.                                   3,381            175,677
Lincoln National Corp.                                  4,300            200,724
Loews Corp.                                             4,767            335,120
Marsh & McLennan Cos., Inc.                            13,000            427,700
MBIA, Inc.                                              3,450            218,316
MetLife, Inc.                                          19,000            769,690
MGIC Investment Corp.                                   2,600            179,166
Principal Financial Group, Inc.                         7,800            319,332
Progressive Corp. (The)                                 5,000            424,200
Prudential Financial, Inc.                             13,100            719,976
SAFECO Corp.                                            3,100            161,944
St. Paul Travelers Cos., Inc. (The)                    17,065            632,600
Torchmark Corp.                                         2,800            159,992
UnumProvident Corp.                                     7,400            132,756
XL Capital Ltd., Class A                                3,600            279,540
                                                                 ---------------
                                                                      13,171,733
                                                                 ---------------
Leisure Products (0.5%)
Brunswick Corp.                                         2,300            113,850
Carnival Corp.                                         16,100            927,843
Hasbro, Inc.                                            4,400             85,272
Mattel, Inc.                                           10,200            198,798
                                                                 ---------------
                                                                       1,325,763
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Manufacturing (1.2%)
3M Co.                                                 19,538   $      1,603,484
American Standard Cos., Inc. (b)                        5,300            218,996
Cummins Engine, Inc.                                    1,100             92,169
Dover Corp.                                             5,000            209,700
Honeywell International, Inc.                          21,800            771,938
Power-One, Inc. (b)                                     2,300             20,516
PPG Industries, Inc.                                    4,300            293,088
Stanley Works (The)                                     2,000             97,980
Textron, Inc.                                           3,600            265,680
                                                                 ---------------
                                                                       3,573,551
                                                                 ---------------
Medical Equipment & Supplies (0.7%)
Baird (C.R.), Inc.                                      2,800            179,144
Biomet, Inc.                                            6,451            279,909
Boston Scientific Corp. (b)                            21,100            750,105
Fisher Scientific International, Inc. (b)               2,900            180,902
Laboratory Corp. of America Holdings (b)                3,500            174,370
PerkinElmer, Inc.                                       3,500             78,715
Zimmer Holdings, Inc. (b)                               6,226            498,827
                                                                 ---------------
                                                                       2,141,972
                                                                 ---------------
Medical Services (0.9%)
Amgen, Inc. (b)                                        32,032          2,054,852
Caremark Rx, Inc. (b)                                  11,341            447,176
Hospira, Inc. (b)                                       4,136            138,556
Manor Care, Inc.                                        2,200             77,946
                                                                 ---------------
                                                                       2,718,530
                                                                 ---------------
Metals & Mining (0.6%)
Alcoa, Inc.                                            22,140            695,639
Freeport-McMoran Copper & Gold, Inc.,
Class B                                                 4,400            168,212
Newmont Mining Corp.                                   11,058            491,086
Phelps Dodge Corp.                                      2,400            237,408
                                                                 ---------------
                                                                       1,592,345
                                                                 ---------------
Multimedia (2.6%)
Clear Channel Communications, Inc.                     14,300            478,907
Comcast Corp., Class A (b)                             55,848          1,858,621
L-3 Communications Holdings, Inc.                       2,700            197,748
News Corp.                                             65,300          1,218,498
Time Warner, Inc. (b)                                 115,521          2,245,729
Viacom, Inc., Class B                                  42,828          1,558,511
                                                                 ---------------
                                                                       7,558,014
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT EQUITY 500 INDEX FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Office Equipment & Supplies (0.1%)
Xerox Corp. (b)                                        21,900   $        372,519
                                                                 ---------------
Oil & Gas (6.3%)
Amerada Hess Corp.                                      2,300            189,474
Anadarko Petroleum Corp.                                6,149            398,517
Apache Corp.                                            8,298            419,630
Ashland, Inc.                                           1,700             99,246
Baker Hughes, Inc.                                      8,600            366,962
BJ Services Co.                                         4,000            186,160
ChevronTexaco Corp.                                    53,380          2,802,984
ConocoPhillips                                         17,466          1,516,573
Devon Energy Corp.                                     12,200            474,824
El Paso Corp.                                          16,377            170,321
EOG Resources, Inc.                                     3,100            221,216
Exxon Mobil Corp.                                     162,754          8,342,769
KeySpan Corp.                                           4,200            165,690
Kinder Morgan, Inc.                                     3,100            226,703
Marathon Oil Corp.                                      8,700            327,207
Nabors Industries Ltd. (b)                              3,800            194,902
NICOR, Inc.                                             1,300             48,022
Noble Corp. (b)                                         3,300            164,142
People's Energy Corp.                                   1,100             48,345
Sempra Energy                                           5,807            213,001
Sunoco, Inc.                                            1,900            155,249
Transocean Sedco Forex, Inc. (b)                        8,000            339,120
Unocal Corp.                                            6,600            285,384
Valero Energy Corp.                                     6,600            299,640
Williams Cos., Inc. (The)                              13,600            221,544
XTO Energy, Inc.                                        6,500            229,970
                                                                 ---------------
                                                                      18,107,595
                                                                 ---------------
Oil Equipment & Services (0.8%)
Burlington Resources, Inc.                              9,700            421,950
Dynergy, Inc., Class A (b)                             10,900             50,358
Halliburton Co.                                        11,300            443,412
Kerr-Mcgee Corp.                                        3,900            225,381
Rowan Cos., Inc. (b)                                    2,400             62,160
Schlumberger Ltd.                                      14,890            996,886
                                                                 ---------------
                                                                       2,200,147
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Paper & Forest Products (0.6%)
Georgia Pacific Corp.                                   6,390   $        239,497
International Paper Co.                                12,421            521,682
Louisiana-Pacific Corp.                                 2,500             66,850
MeadWestvaco Corp.                                      4,907            166,298
Pactiv Corp. (b)                                        3,500             88,515
Temple-Inland, Inc.                                     1,500            102,600
Weyerhaeuser Co.                                        6,000            403,320
                                                                 ---------------
                                                                       1,588,762
                                                                 ---------------
Photographic Equipment (0.1%)
Eastman Kodak Co.                                       7,100            228,975
                                                                 ---------------
Printing & Publishing (0.7%)
Donnelley (R.R.) & Sons Co.                             5,700            201,153
Gannett Co., Inc.                                       6,400            522,880
Knight-Ridder, Inc.                                     2,000            133,880
McGraw-Hill Cos., Inc. (The)                            4,900            448,546
Meredith Corp.                                          1,200             65,040
New York Times Co., Class A                             3,900            159,120
Tribune Co.                                             7,964            335,603
                                                                 ---------------
                                                                       1,866,222
                                                                 ---------------
Railroads (0.5%)
Burlington Northern Santa Fe Corp.                      9,400            444,714
CSX Corp.                                               5,300            212,424
Norfolk Southern Corp.                                  9,900            358,281
Union Pacific Corp.                                     6,700            450,575
                                                                 ---------------
                                                                       1,465,994
                                                                 ---------------
Real Estate Investment Trusts (0.5%)
Apartment Investment & Management Co.                   2,600            100,204
Archstone-Smith Trust                                   4,900            187,670
Equity Office Properties Trust                         10,300            299,936
Equity Residential Property Trust                       7,000            253,260
Plum Creek Timber Co, Inc.                              4,824            185,435
ProLogis Trust                                          4,500            194,985
Simon Property Group, Inc.                              5,500            355,685
                                                                 ---------------
                                                                       1,577,175
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT EQUITY 500 INDEX FUND

           Statement of Investments -- December 31, 2004 (continued)


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Restaurants (0.6%)
Darden Restaurants, Inc.                                3,750   $        104,025
McDonald's Corp.                                       31,900          1,022,714
Wendy's International, Inc.                             3,000            117,780
YUM! Brands, Inc.                                       7,400            349,132
                                                                 ---------------
                                                                       1,593,651
                                                                 ---------------
Retail (6.6%)
Albertson's, Inc.                                       9,559            228,269
Bed Bath & Beyond, Inc. (b)                             7,800            310,674
Best Buy Co., Inc.                                      8,250            490,215
Big Lots, Inc. (b)                                      3,200             38,816
Circuit City Stores, Inc.                               4,700             73,508
Coach, Inc. (b)                                         4,900            276,360
Costco Wholesale Corp.                                 11,500            556,715
CVS Corp.                                              10,254            462,148
Dillards, Inc.                                          2,300             61,801
Dollar General Corp.                                    8,075            167,718
Family Dollar Stores, Inc.                              4,500            140,535
Federated Department Stores, Inc.                       4,100            236,939
Gap, Inc. (The)                                        21,800            460,416
Home Depot, Inc.                                       55,482          2,371,301
Kohl's Corp. (b)                                        8,800            432,696
Kroger Co. (b)                                         19,000            333,260
Limited, Inc. (The)                                     9,566            220,209
Lowe's Cos., Inc.                                      19,386          1,116,440
May Department Stores Co. (The)                         7,600            223,440
Nordstrom, Inc.                                         3,500            163,555
Office Depot, Inc. (b)                                  8,100            140,616
Officemax, Inc.                                         2,100             65,898
Penney (J.C.) Co., Inc.                                 7,200            298,080
Safeway, Inc. (b)                                      11,000            217,140
Sears, Roebuck & Co.                                    5,300            270,459
Staples, Inc.                                          12,600            424,746
Starbucks Corp. (b)                                    10,100            629,836
Supervalu, Inc.                                         3,400            117,368
Target Corp.                                           22,516          1,169,256
Tiffany & Co.                                           3,900            124,683
TJX Cos., Inc.                                         12,200            306,586
Toys "R" Us, Inc. (b)                                   5,700            116,679
Wal-Mart Stores, Inc.                                 106,788          5,640,541
Walgreen Co.                                           25,800            989,946
                                                                 ---------------
                                                                      18,876,849
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Semiconductors (1.1%)
Advanced Micro Devices, Inc. (b)                        9,000   $        198,180
Analog Devices, Inc.                                    9,800            361,816
Applied Materials, Inc. (b)                            43,300            740,430
Applied Micro Circuits Corp. (b)                        9,200             38,732
Freescale Semiconductor, Inc. (b)                      10,046            184,445
Jabil Circuit, Inc. (b)                                 5,200            133,016
KLA-Tencor Corp. (b)                                    4,800            223,584
Linear Technology Corp.                                 7,900            306,204
LSI Logic Corp. (b)                                     9,700             53,156
Maxim Integrated Products, Inc.                         8,400            356,076
Micron Technology, Inc. (b)                            16,100            198,835
National Semiconductor Corp.                            8,700            156,165
Novellus Systems (b)                                    3,400             94,826
PMC-Sierra, Inc. (b)                                    4,600             51,750
QLogic Corp. (b)                                        2,100             77,133
                                                                 ---------------
                                                                       3,174,348
                                                                 ---------------
Steel (0.1%)
Allegheny Technologies, Inc.                            2,100             45,507
Nucor Corp.                                             4,000            209,360
United States Steel Corp.                               2,900            148,625
                                                                 ---------------
                                                                         403,492
                                                                 ---------------
Telecommunications (4.8%)
ADC Telecommunications, Inc. (b)                       21,400             57,352
ALLTEL Corp.                                            7,800            458,328
Andrew Corp. (b)                                        3,700             50,431
AT&T Corp.                                             20,062            382,382
BellSouth Corp.                                        46,600          1,295,014
CenturyTel, Inc.                                        3,400            120,598
CIENA Corp. (b)                                        16,939             56,576
Citizens Communications Co.                             9,000            124,110
Comverse Technology, Inc. (b)                           5,300            129,585
Corning, Inc. (b)                                      35,200            414,304
JDS Uniphase Corp. (b)                                 35,000            110,950
Lucent Technologies, Inc. (b)                         108,300            407,208
Motorola, Inc.                                         60,200          1,035,440
Nextel Communications, Inc., Class A (b)               27,800            834,000
QUALCOMM, Inc.                                         41,200          1,746,880
Qwest Communications International, Inc. (b)           47,323            210,114
SBC Communications, Inc.                               84,058          2,166,175
Scientific-Atlanta, Inc.                                3,900            128,739
Sprint Corp.                                           36,850            915,723
Tellabs, Inc. (b)                                      11,000             94,490
Univision Communications, Inc. (b)                      8,300            242,941
Verizon Communications, Inc.                           70,002          2,835,780
                                                                 ---------------
                                                                      13,817,120
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT EQUITY 500 INDEX FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Tire & Rubber (0.1%)
B.F. Goodrich Co. (The)                                 3,200   $        104,448
Cooper Tire & Rubber Co.                                1,800             38,790
Goodyear Tire & Rubber Co. (b)                          4,800             70,368
                                                                 ---------------
                                                                         213,606
                                                                 ---------------
Tobacco (0.2%)
R.J. Reynolds Tobacco, Inc.                             3,800            298,680
UST, Inc.                                               4,000            192,440
                                                                 ---------------
                                                                         491,120
                                                                 ---------------
Trucking (1.1%)
FedEx Corp.                                             7,600            748,524
Ryder System, Inc.                                      1,500             71,655
United Parcel Service Inc., Class B                    28,200          2,409,972
                                                                 ---------------
                                                                       3,230,151
                                                                 ---------------
Utilities (2.5%)
AES Corp. (b)                                          17,000            232,390
Allegheny Energy, Inc. (b)                              3,900             76,869
Ameren Corp.                                            4,800            240,672
American Electric Power Co., Inc.                      10,060            345,460
Calpine Corp. (b)                                      10,600             41,764
Centerpoint Energy, Inc.                                7,600             85,880
Cinergy Corp.                                           4,600            191,498
CMS Energy Corp. (b)                                    4,000             41,800
Consolidated Edison, Inc.                               6,100            266,875
Constellation Energy Group, Inc.                        4,500            196,695
Detroit Edison Co.                                      4,300            185,459
Dominion Resources, Inc.                                8,300            562,242
Duke Energy Corp.                                      23,800            602,854
Edison International                                    8,200            262,646
Entergy Corp.                                           5,800            392,022
FirstEnergy Corp.                                       8,186            323,429
FPL Group, Inc.                                         4,700            351,325
Nisource, Inc.                                          6,664            151,806
PG & E Corp. (b)                                       10,000            332,800
Pinnacle West Capital Corp.                             2,400            106,584
PPL Corp.                                               4,700            250,416
Progress Energy, Inc.                                   6,326            286,188
Public Service Enterprise Group, Inc.                   6,200            320,974
Southern Co.                                           18,500            620,120
TECO Energy, Inc.                                       4,500             69,030
TXU Corp.                                               6,200            400,272
Xcel Energy, Inc.                                       9,780            177,996
                                                                 ---------------
                                                                       7,116,066
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Waste Management (0.2%)
Allied Waste Industries, Inc. (b)                       8,000   $         74,240
Waste Management, Inc.                                 14,600            437,124
                                                                 ---------------
                                                                         511,364
                                                                 ---------------
TOTAL COMMON STOCKS                                                  284,982,849
                                                                 ---------------
CASH EQUIVALENTS (0.5%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds and
U.S. Government Securities, in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price
$1,548,843)                                  $      1,548,556          1,548,556
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                 1,548,556
                                                                 ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (3.4%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds
-- footnote 2 (Securities Lending)                  9,848,000          9,848,000
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                      9,848,000
                                                                 ---------------
TOTAL INVESTMENTS
(COST $314,197,169) (A) -- 103.3%                                    296,379,405

LIABILITIES IN EXCESS
OF OTHER ASSETS -- (3.3)%                                             (9,445,971)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    286,933,434
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)   Denotes a non-income producing security.

At December 31, 2004 the Fund's open futures contracts were as follows:



                                                                                                      MARKET VALUE     UNREALIZED
NUMBER OF                                                                  LONG                        COVERED BY     APPRECIATION/
CONTRACTS                                                              CONTRACTS *      EXPIRATION     CONTRACTS     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
9                                                                    S&P 500 Futures     03/18/05      $2,730,825        $30,081


*     Cash pledged as collateral.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (36.6%)
Advertising (0.6%)
Advanstar Communications, Inc., 9.79%,
08/15/08                                     $        296,250   $        309,581
Advanstar Communications, Inc.,
Series B, 12.00%, 02/15/11                             90,000             97,088
Interep National Radio Sales, Inc.,
10.00%, 07/01/08                                      155,000            116,831
Interpublic Group Co., Inc., 6.25%,
11/15/14                                              280,000            283,321
Vertis, Inc., 13.50%, 12/07/09 (c)                    215,000            226,556
WPP Finance (UK) Corp., 5.88%,
06/15/14 (c)                                          260,000            270,592
WPP Group, PLC, 6.00%, 06/18/08 (EUR)                 120,000            177,151
                                                                 ---------------
                                                                       1,481,120
                                                                 ---------------
Aerospace/Defense (0.3%)
Northrop Grumman Corp., 4.08%, 11/16/06               115,000            116,162
Raytheon Co., 8.30%, 03/01/10                         120,000            142,199
Raytheon Co., 4.85%, 01/15/11                          20,000             20,492
Systems 2001 Asset Trust, 6.66%,
09/15/13 (c)                                          310,638            344,202
                                                                 ---------------
                                                                         623,055
                                                                 ---------------
Airlines (0.2%)
Continental Airlines, Inc., 6.90%,
01/02/18                                              173,477            173,900
Continental Airlines, Inc. Series 991A,
6.55%, 02/02/19                                        96,967             96,334
Continental Airlines, Inc. Series 991A,
6.65%, 03/15/19                                       211,455            205,387
                                                                 ---------------
                                                                         475,621
                                                                 ---------------
Auto Parts & Equipment (0.2%)
Cooper Standard Auto, 8.38%, 12/15/14 (c)             195,000            194,513
TRW Automotive, Inc., 9.38%, 02/15/13                 236,000            273,760
                                                                 ---------------
                                                                         468,273
                                                                 ---------------
Automotive (0.6%)
Autonation, Inc., 9.00%, 08/01/08                     250,000            285,625
DaimlerChrysler NA Holdings, 7.30%,
01/15/12                                              305,000            346,252
General Motors Corp., 8.38%, 07/05/33 (EUR)           180,000            264,116
Sonic Automotive Inc., Series B, 8.63%,
08/15/13                                              445,000            474,481
                                                                 ---------------
                                                                       1,370,474
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Banking (0.7%)
Bank One Corp., 6.00%, 02/17/09              $         95,000   $        101,547
Chase Manhattan Corp., 7.00%, 11/15/09                240,000            267,804
Deutsche Bank AG, 5.13%, 01/31/13 (EUR)                80,000            118,509
JP Morgan Chase & Co., 5.35%, 03/01/07                140,000            145,321
KFW International Finance, 2.05%,
09/21/09 (JPY)                                     94,000,000            973,922
                                                                 ---------------
                                                                       1,607,103
                                                                 ---------------
Brewery (0.1%)
Miller Brewing Co., 4.25%, 08/15/08 (c)               140,000            141,273
                                                                 ---------------
Broadcast Media (0.2%)
Clear Channel Communications, 7.65%,
09/15/10                                               90,000            102,404
News America, Inc., 7.30%, 04/30/28                   105,000            120,314
Salem Communications Holding Corp.,
9.00%, 07/01/11                                       184,000            201,940
                                                                 ---------------
                                                                         424,658
                                                                 ---------------
Building Maintenance Services (0.1%)
Brand Services Inc., 12.00%, 10/15/12                 270,000            302,400
                                                                 ---------------
Business Services (0.5%)
Adecco Financial Services, 6.00%,
03/15/06 (EUR)                                        100,000            140,696
Electronic Data Systems, 7.13%, 10/15/09               40,000             44,055
Electronic Data Systems,
Series B, 6.00%, 08/01/13                             170,000            179,501
Iron Mountain, Inc., 8.63%, 04/01/13                  195,000            207,187
Iron Mountain, Inc., 7.75%, 01/15/15                  100,000            101,500
Iron Mountain, Inc., 6.63%, 01/01/16                   90,000             83,925
Muzak, LLC, 10.00%, 02/15/09                          215,000            200,219
Muzak, LLC, 9.88%, 03/15/09                           110,000             76,863
Veolia Environnement, 5.88%, 06/27/08
(EUR)                                                 100,000            147,942
                                                                 ---------------
                                                                       1,181,888
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Cable (1.3%)
Avalon Cable, LLC, 11.88%, 12/01/08          $         85,078   $         88,801
Cablevision Systems Corp, 6.67%,
04/01/09 (c) (e)                                      215,000            227,900
Charter Communications, LLC, 9.63%,
11/15/09                                              465,000            408,038
Charter Communications, LLC, Series B,
10.25%, 01/15/10                                      140,000            122,850
Comcast Cable Communication, Inc., 6.75%,
01/30/11                                              300,000            336,895
Cox Communications, Inc., 4.63%,
01/15/10 (c)                                          195,000            194,550
DIRECTV Holdings, 8.38%, 03/15/13                      50,000             56,063
Echostar DBS Corp., 6.38%, 10/01/11                   350,000            357,875
General Cable Corp., 9.50%, 11/15/10                  100,000            113,000
Kabel Deutschland GMBH, 10.63%,
07/01/14 (c)                                          330,000            379,500
Renaissance Media Group, 10.00%,
04/15/08                                              120,000            123,600
TCI Communications, Inc., 7.88%,
02/15/26                                              155,000            190,344
Telenet Group Holdings NV, 8.63%,
06/15/14 (c)                                          640,000            486,399
                                                                 ---------------
                                                                       3,085,815
                                                                 ---------------
Chemicals/Plastics (1.6%)
Ashland, Inc., 7.83%, 08/15/05                        200,000            205,515
Avecia Group, PLC, 11.00%, 07/01/09                   125,000            128,750
Equistar Chemical, 10.13%, 09/01/08                   330,000            380,325
FMC Corp., 10.25%, 11/01/09                           125,000            143,438
Huntsman Corp., 10.13%, 07/01/09                      320,000            336,800
ICI Wilmington, 4.38%, 12/01/08                       115,000            115,649
Innophos, Inc., 8.88%, 08/15/14 (c)                   115,000            124,200
ISP, Inc., 10.63%, 12/15/09                           350,000            387,625
JohnsonDiversey, Inc., 9.63%, 05/15/12                180,000            201,150
Lyondell Chemicals Co., 10.50%,
06/01/13                                              200,000            238,000
Millennium America, Inc., 9.25%,
06/15/08                                              360,000            409,499
Nalco Co., 7.75%, 11/15/11                            165,000            178,200
Nalco Co., 8.88%, 11/15/13                             85,000             93,288
Rhodia SA, 8.88%, 06/01/11                            250,000            251,875
Rockwood Specialities Group, 10.63%,
05/15/11                                              320,000            368,000
Syngenta Luxembourg Finance, 5.50%,
07/10/06 (EUR)                                        100,000            141,578
Westlake Chemical Corp., 8.75%,
07/15/11                                               62,000             70,060
                                                                 ---------------
                                                                       3,773,952
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Construction & Building Materials (0.9%)
Acih, Inc., 11.50%, 12/15/12 (c)             $        255,000   $        184,238
Associated Materials, Inc., 9.34%,
03/01/14 (c)                                          485,000            349,200
Goodman Global Holdings, 5.76%,
06/15/12 (c)                                           70,000             71,050
Goodman Global Holdings, 7.88%,
12/15/12 (c)                                          155,000            153,450
Kennametal, Inc., 7.20%, 06/15/12                     150,000            166,685
Nortek, Inc., 8.50%, 09/01/14 (c)                     250,000            261,250
Ply Gem Industries, Inc., 9.00%,
02/15/12 (c)                                          225,000            228,375
RMCC Acquisition Co., 9.50%, 11/01/12 (c)             240,000            239,400
Technical Olympic USA, Inc., 9.00%,
07/01/10                                              200,000            214,000
Technical Olympic USA, Inc., 10.38%,
07/01/12                                              280,000            313,600
                                                                 ---------------
                                                                       2,181,248
                                                                 ---------------
Consumer Products (0.1%)
Amscan Holdings, Inc., 8.75%, 05/01/14                135,000            135,000
Clorox Co., 2.54%, 12/14/07 (c)                       115,000            114,937
                                                                 ---------------
                                                                         249,937
                                                                 ---------------
Distribution/Wholesale (0.2%)
Buhrmann US, INC., 8.25%, 07/01/14                    250,000            252,813
Nebraska Book Co., 8.63%, 03/15/12                    190,000            194,750
                                                                 ---------------
                                                                         447,563
                                                                 ---------------
Diversified (0.1%)
Hutchison Whampoa Ltd., 5.88%,
07/08/13 (EUR)                                         45,000             67,163
Murrin Murrin Holdings, 9.38%,
08/31/07 (f) (g) (i)                                  125,000                  0
Tyco International Group SA, 6.13%,
04/04/07                                               40,000             58,035
                                                                 ---------------
                                                                         125,198
                                                                 ---------------
Entertainment (0.3%)
Cinemark, Inc., 7.99%, 03/15/14                        85,000             64,175
Isle Of Capri Casinos, 7.00%, 03/01/14                250,000            255,000
Marquee, Inc., 6.54%,
08/15/10 (c) (e)                                      300,000            315,750
                                                                 ---------------
                                                                         634,925
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Environmental Controls (0.6%)
Allied Waste North America, Inc., 8.88%,
04/01/08                                     $        575,000   $        615,249
Republic Services, Inc., 6.75%, 08/15/11              280,000            314,516
Waste Management, Inc., 7.13%, 10/01/07               450,000            488,744
                                                                 ---------------
                                                                       1,418,509
                                                                 ---------------
Financial Services (4.7%)
AIG SunAmerica Global Finance, 6.30%,
05/10/11 (c)                                          395,000            430,813
Altria Finance Ltd., 5.63%,
06/24/08 (EUR)                                         90,000            128,559
American General Finance Corp., 4.63%,
05/15/09                                               95,000             96,672
AXA Financial, Inc., 7.75%, 08/01/10                  460,000            536,280
Bombardier Capital, 6.13%,
05/14/07 (EUR)                                         60,000             82,574
Caterpillar Financial Services Corp.,
2.41%, 08/20/07 (e)                                   220,000            219,881
Caterpillar Financial Services Corp.,
3.63%, 11/15/07                                        75,000             75,082
Chase Funding Mortgage Loan, 2.53%,
11/25/18 (e)                                          374,227            374,232
Chase Manhattan Auto Owner Trust, 1.45%,
10/15/06                                              612,472            610,116
Cit Group, Inc., 7.38%, 04/02/07                      120,000            129,570
Citigroup, Inc., 6.00%, 02/21/12                      285,000            311,783
Citigroup, Inc., 5.63%, 08/27/12                      545,000            580,392
Citigroup, Inc., 6.63%, 06/15/32                       50,000             56,000
Countrywide Home Loans, Inc., 3.25%,
05/21/08                                              220,000            215,122
Farmers Exchange Capital, 7.05%,
07/15/28 (c)                                          285,000            291,921
Ford Motor Credit Co., 7.38%, 10/28/09                 70,000             75,507
General Electric Capital Corp., 4.25%,
12/01/10                                              100,000             99,945
General Electric Capital Corp., 6.75%,
03/15/32                                              220,000            257,499
General Motors Acceptance Corp., 4.50%,
07/15/06                                              175,000            175,107
General Motors Acceptance Corp., 6.88%,
09/15/11                                              675,000            691,735
General Motors Acceptance Corp., 8.00%,
11/01/31                                              310,000            318,644
Goldman Sachs Group, Inc., 6.50%,
10/06/10                                              150,000            234,671

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Financial Services (continued)
Goldman Sachs Group, Inc., 6.88%,
01/15/11                                     $         75,000   $         84,613
Goldman Sachs Group, Inc., 6.60%,
01/15/12                                              145,000            161,826
Goldman Sachs Group, Inc., 5.25%,
10/15/13                                              245,000            250,660
Household Finance Corp., 6.40%,
06/17/08                                              150,000            161,832
Household Finance Corp., 6.50%,
05/05/09 (EUR)                                        140,000            214,757
Household Finance Corp., 8.00%,
07/15/10                                              250,000            294,234
John Hancock Global Funding, 7.90%,
07/02/10 (c)                                          155,000            181,486
JSG Funding, PLC, 10.13%,
10/01/12 (EUR)                                        200,000            309,909
KFW International Finance, 6.25%,
07/15/05 (AUD)                                        800,000            630,139
Mantis Reef, Ltd., 4.69%, 11/14/08 (c)                425,000            426,241
MBNA Corp., 6.13%, 03/01/13                           255,000            273,290
Prudential Holdings, LLC, 7.25%,
12/18/23 (c)                                          250,000            296,770
Refco Finance Holdings, 9.00%,
08/01/12 (c)                                          250,000            273,750
SL Finance, PLC, 6.38%,
07/12/22 (e) (EUR)                                     90,000            138,921
SLM Corp., 4.00%, 01/15/10                            240,000            238,142
UCAR Finance, Inc., 10.25%, 02/15/12                  200,000            228,500
Washington Mutual, Inc., 8.25%, 04/01/10              500,000            584,969
Wells Fargo Financial Auto Owner Trust
Series 2004-A, 1.47%, 03/15/07                        516,854            514,726
                                                                 ---------------
                                                                      11,256,870
                                                                 ---------------
Food Products/Services (0.9%)
Albertson's, Inc., 7.50%, 02/15/11                    130,000            150,563
Kraft Foods, Inc., 5.63%, 11/01/11                    325,000            344,156
Kroger Co., 7.50%, 04/01/31                            45,000             53,791
Michael Foods, 8.00%, 11/15/13                        160,000            168,800
Pilgrim's Pride Corp., 9.63%, 09/15/11                360,000            405,000
Pilgrim's Pride Corp., 9.25%, 11/15/13                 95,000            106,400
Smithfield Foods, Inc., 8.00%, 10/15/09               655,000            725,412
Smithfield Foods, Inc., 7.75%, 05/15/13               170,000            189,125
                                                                 ---------------
                                                                       2,143,247
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Forestry (0.2%)
Tembec Industries, Inc., 8.50%,
02/01/11                                     $        350,000   $        351,750
Weyerhaeuser Co., 6.00%, 08/01/06                      55,000             57,155
Weyerhaeuser Co., 6.75%, 03/15/12                      95,000            107,049
                                                                 ---------------
                                                                         515,954
                                                                 ---------------
Health Care/Health Care Services (0.9%)
Aetna, Inc., 7.88%, 03/01/11                          355,000            415,474
Community Health Systems, 6.50%,
12/15/12 (c)                                          185,000            186,388
HCA, Inc., 6.30%, 10/01/12                            300,000            304,262
HCA, Inc., 7.58%, 09/15/25                            175,000            175,881
Health Net, Inc., 9.88%, 04/15/11                     295,000            355,878
Leiner Health Products, 11.00%, 06/01/12               60,000             65,550
National Nephrology Association, 9.00%,
11/01/11 (c)                                           40,000             46,300
Team Health, Inc., 9.00%, 04/01/12 (c)                185,000            180,838
Tenet Healthcare Corp., 6.88%, 11/15/31               400,000            341,000
                                                                 ---------------
                                                                       2,071,571
                                                                 ---------------
Hotels/Casinos (1.8%)
Gaylord Entertainment Co., 6.75%,
11/15/14 (c)                                          175,000            175,875
Harrahs Entertainment, 8.00%,
02/01/11                                              135,000            156,797
Harrahs Oprating Co., Inc., 5.50%,
07/01/10                                              185,000            191,498
Hilton Hotels Corp., 7.63%, 12/01/12                  410,000            479,464
HMH Properties, Inc., Series B, 7.88%,
08/01/08                                              142,000            145,905
Hyatt Equities, LLC, 6.88%, 06/15/07 (c)              130,000            136,778
MGM Mirage, Inc., 6.00%, 10/01/09 (c)                 300,000            307,500
MGM Mirage, Inc., 8.50%, 09/15/10                     190,000            216,125
MGM Mirage, Inc., 6.75%, 09/01/12                     560,000            589,399
Park Place Entertainment, 7.88%,
12/15/05                                              350,000            363,125
Park Place Entertainment, 7.50%,
09/01/09                                              700,000            778,749
Starwood Hotels & Resorts, 7.38%,
05/01/07                                              150,000            159,938
Starwood Hotels & Resorts, 7.88%,
05/01/12                                               35,000             39,988
Station Casinos, Inc., 6.00%,
04/01/12                                              150,000            152,813
Station Casinos, Inc., 6.50%,
02/01/14                                              295,000            303,113
Venetian Casino/LV Sands, 11.00%,
06/15/10                                              180,000            205,425
                                                                 ---------------
                                                                       4,402,492
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Insurance (0.5%)
Farmers Insurance Exchange, 8.63%,
05/01/24 (c)                                 $        250,000   $        294,890
Hartford Financial Services Group, 2.38%,
06/01/06                                               40,000             39,269
Marsh & McLennan Cos., Inc., 5.88%,
08/01/33                                              610,000            565,199
Munich Re Finance BV, 6.75%, 06/21/23
(EUR)                                                 130,000            204,869
                                                                 ---------------
                                                                       1,104,227
                                                                 ---------------
Internet (0.0%)
Exodus Communications, Inc., 11.63%,
07/15/10 (f) (g) (h) (i)                              126,186                  0
Rhythms Netconnections, 14.00%,
02/15/10 (f) (g) (h) (i)                              366,692                  0
                                                                 ---------------
Machinery-Construction & Mining (0.2%)
Flowserve Corp., 12.25%, 08/15/10                     129,000            142,545
Manitowoc Co., Inc., 10.50%, 08/01/12                 330,000            379,500
                                                                 ---------------
                                                                         522,045
                                                                 ---------------
Manufacturing (1.0%)
Amsted Industries, Inc., 10.25%,
10/15/11 (c)                                          285,000            322,050
Hutchison Whamp International., Ltd.,
6.50%, 02/13/13 (c)                                   145,000            156,266
Interface, Inc., 7.30%, 04/01/08                       55,000             56,238
Interface, Inc., 10.38%, 02/01/10                      60,000             69,000
Interface, Inc., 9.50%, 02/01/14                      225,000            245,250
Koppers, Inc., 9.88%, 10/15/13                         70,000             79,800
NMHG Holding Co., 10.00%, 05/15/09                    200,000            221,000
Propex Fabrics, Inc., 10.00%,
12/01/12 (c)                                          215,000            223,063
TriMas Corp., 9.88%, 06/15/12                         200,000            212,000
Tyco International Group SA, 6.75%,
02/15/11                                              150,000            168,118
Xerox Corp., 7.13%, 06/15/10                          540,000            583,199
                                                                 ---------------
                                                                       2,335,984
                                                                 ---------------
Medical Instruments (0.3%)
Fisher Scientific International, 8.13%,
05/01/12 (c)                                          273,000            303,030
Fisher Scientific International, 6.75%,
08/15/14                                               35,000             37,538
Fresenius Medical Cap TR II, 7.88%,
02/01/08                                              350,000            379,750
                                                                 ---------------
                                                                         720,318
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Medical Products (0.1%)
VWR International, Inc., 6.88%,
04/15/12 (c)                                 $         95,000   $         99,275
VWR International, Inc., 8.00%,
04/15/14 (c)                                          120,000            128,100
                                                                 ---------------
                                                                         227,375
                                                                 ---------------
Metals (0.1%)
Inco Ltd., 7.75%, 05/15/12                            120,000            142,078
Inco Ltd., 7.20%, 09/15/32                            165,000            192,307
                                                                 ---------------
                                                                         334,385
                                                                 ---------------
Mortgage Backed Securities (0.2%)
Centex Home Equity Series 2004-A, Class
AF1, 2.03%, 06/25/19                                  204,478            203,563
Centex Home Equity Series 2004-B, Class
AF1, 1.83%, 09/25/19                                  322,290            320,216
                                                                 ---------------
                                                                         523,779
                                                                 ---------------
Multimedia (0.3%)
AOL Time Warner, Inc., 6.63%, 05/15/29                220,000            237,052
AOL Time Warner, Inc., 7.63%, 04/15/31                105,000            127,025
News America Holdings, Inc., 8.88%,
04/26/23                                              240,000            312,032
                                                                 ---------------
                                                                         676,109
                                                                 ---------------
Oil & Gas (3.6%)
Amerada Hess Corp., 7.88%, 10/01/29                   315,000            372,710
Chesapeake Energy Corp., 7.50%,
09/15/13                                              565,000            615,144
Citgo Petroleum Corp., 6.00%,
10/15/11 (c)                                           75,000             74,625
Consolidated Natural Gas Co., Series A,
5.00%, 03/01/14                                       165,000            165,386
El Paso Production Holdings, 7.75%,
06/01/13                                              580,000            607,550
Empresa Nacional del Petroleo, 6.75%,
11/15/12 (c)                                          230,000            255,770
Empresa Nacional del Petroleo, 6.75%,
11/15/12                                              180,000            199,602
Hanover Compressor Co., 8.63%, 12/15/10                10,000             10,925
Hanover Equipment Trust, Series A, 8.50%,
09/01/08                                              285,000            306,375
Hilcorp Energy, 10.50%, 09/01/10 (c)                  315,000            355,950

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Oil & Gas (continued)
Husky Oil Ltd., 8.90%, 08/15/28              $        525,000   $        597,652
Kerr-McGee Corp., 7.88%, 09/15/31                     225,000            275,549
Magnum Hunter Resources, 9.60%,
03/15/12                                               29,000             32,915
Nexen, Inc., 5.05%, 11/20/13                          165,000            163,861
Pemex Project Funding Master Trust,
6.63%, 04/04/10 (EUR)                                 250,000            378,381
Pemex Project Funding Master Trust,
3.79%, 06/15/10 (c) (e)                               570,000            584,820
Pemex Project Funding Master Trust,
9.13%, 10/13/10                                       470,000            563,530
Pemex Project Funding Master Trust,
7.38%, 12/15/14                                       175,000            194,513
Pemex Project Funding Master Trust,
8.63%, 02/01/22                                       170,000            197,795
Petro Shopping Centre, 9.00%, 02/15/12                320,000            338,400
Petro-Canada, 5.35%, 07/15/33                         115,000            107,458
Petroleos Mexicanos, 8.63%, 12/01/23                  250,000            289,625
Petroleos Mexicanos, 9.50%, 09/15/27                  290,000            363,950
Petroleos Mexicanos, 9.50%, 09/15/27                  300,000            378,000
Plains Exploration & Company, 7.13%,
06/15/14 (c)                                           95,000            103,550
RAS Laffan Liquid Natural Gas, 8.29%,
03/15/14 (c)                                          220,000            259,949
Tesoro Petroleum Corp., 9.63%, 04/01/12               310,000            356,500
Vintage Petroleum, Inc., 7.88%, 05/15/11              445,000            473,925
                                                                 ---------------
                                                                       8,624,410
                                                                 ---------------
Packaging/Containers (0.7%)
Graham Packaging Co., 8.50%, 10/15/12 (c)             120,000            126,000
Graphic Packaging International, 9.50%,
08/15/13                                              250,000            284,375
Huntsman Packaging Corp., 13.00%,
06/01/10                                              270,000            263,250
Norampac Inc., 6.75%, 06/01/13                        100,000            105,250
Owens-Illinois, Inc., 7.50%, 05/15/10                 570,000            604,912
Sealed Air Corp., 5.63%, 07/15/13 (c)                 175,000            181,041
Tekni-Plex, Inc., 8.75%, 11/15/13 (c)                 110,000            109,450
                                                                 ---------------
                                                                       1,674,278
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Paper & Forest Products (1.0%)
Abitibi-Consolidated, Inc., 8.55%,
08/01/10                                     $        455,000   $        493,107
Abitibi-Consolidated, Inc., 8.85%,
08/01/30                                              125,000            125,625
Bowater, Inc., 7.95%, 11/15/11                        300,000            323,272
Georgia-Pacific Corp., 8.88%, 02/01/10                360,000            418,950
Pindo Deli Financial Mauritius, 68.66%,
10/01/07 (f)                                        1,520,000            471,200
Sappi Papier Holding AG,
6.75%, 06/15/12 (c)                                    95,000            105,555
Tjiwi Kimia Finance Mauritius, 24.39%,
08/01/05 (f)                                          395,000            161,950
Tjiwi Kimia International BV, 33.13%,
08/01/49 (f)                                          610,000            244,000
                                                                 ---------------
                                                                       2,343,659
                                                                 ---------------
Pharmacy Services (0.2%)
Amerisourcebergen Corp., 8.13%,
09/01/08                                              520,000            578,500
                                                                 ---------------
Pipelines (0.7%)
Centerpoint Energy, 7.75%, 02/15/11                    95,000            110,740
Consolidated Natural Gas, 5.00%,
12/01/14                                              195,000            195,187
Dynegy Holdings, Inc., 9.88%,
07/15/10 (c)                                          450,000            502,875
Pacific Energy Partners, 7.13%,
06/15/14 (c)                                          150,000            159,750
Panhandle Eastern Pipelines Series B,
2.75%, 03/15/07                                        85,000             83,230
Southern Natural Gas Co., 8.88%,
03/15/10                                              185,000            207,200
Texas Eastern Transmission, 7.00%,
07/15/32                                               85,000             97,647
The Williams Cos., Inc., 7.88%,
09/01/21                                              255,000            284,325
Transcontinental Gas Pipe Line Corp.,
Series B, 8.88%, 07/15/12                              95,000            115,544
                                                                 ---------------
                                                                       1,756,498
                                                                 ---------------
Printing & Publishing (0.5%)
Dex Media East, LLC, 12.13%,
11/15/12                                              104,000            126,750
Dex Media West/Finance Series B, 9.88%,
08/15/13                                               75,000             86,438
Houghton Mifflin Co., 9.88%, 02/01/13                 210,000            229,950
Houghton Mifflin Co., 9.69%, 10/15/13                  95,000             69,825
PEI Holdings, Inc., 11.00%, 03/15/10                  125,000            145,625
Primedia, Inc., 8.88%, 05/15/11                       255,000            269,662
VNU NV, 6.63%, 05/30/07 (EUR)                         100,000            147,411
                                                                 ---------------
                                                                       1,075,661
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Real Estate (0.6%)
CB Richard Ellis, 11.25%, 06/15/11                $   300,000   $        345,000
EOP Operating, LP, 4.75%, 03/15/14                    280,000            270,863
EOP Operating, LP, 7.88%, 07/15/31                     50,000             60,607
World Financial, 6.91%, 09/01/13                      619,250            685,037
                                                                 ---------------
                                                                       1,361,507
                                                                 ---------------
Real Estate Investment Trust (0.1%)
Reckson Operating Partnership, 5.15%,
01/15/11                                              110,000            110,951
Rouse Co., 3.63%, 03/15/09                             70,000             65,992
Rouse Co., 5.38%, 11/26/13                             30,000             28,780
                                                                 ---------------
                                                                         205,723
                                                                 ---------------
Rental Auto/Equipment (0.3%)
Hertz Corp., 7.63%, 08/15/07                          265,000            284,913
United Rentals NA, Inc., 6.50%,
02/15/12                                              185,000            180,375
United Rentals NA, Inc., 7.75%, 11/15/13              195,000            191,100
                                                                 ---------------
                                                                         656,388
                                                                 ---------------
Retail (0.7%)
Delhaize America, Inc., 8.13%, 04/15/11               415,000            483,775
General Nuitrition Center, 8.50%,
12/01/10                                              135,000            127,575
Jean Coutu Group PJC, Inc., 7.63%,
08/01/12 (c)                                           60,000             63,450
Jean Coutu Group PJC, Inc., 8.50%,
08/01/14 (c)                                          360,000            369,000
Rayovac Corp., 8.50%, 10/01/13                        150,000            166,500
Rite Aid Corp., 7.13%, 01/15/07                       275,000            275,000
Rite Aid Corp., 8.13%, 05/01/10                        55,000             58,163
Yum! Brands, Inc., 8.88%, 04/15/11                    130,000            160,617
                                                                 ---------------
                                                                       1,704,080
                                                                 ---------------
Special Purpose Entity (1.8%)
Aries Vermogenswaltung, 9.60%,
10/25/14                                              750,000            915,450
CanWest Media, Inc., 8.00%, 09/15/12 (c)              400,000            429,000
Global Cash Acc/Finance, 8.75%,
03/15/12                                              115,000            123,913
K&F Acquisition, Inc., 7.75%,
11/15/14 (c)                                          265,000            273,613
Medcath Holdings Corp., 9.88%,
07/15/12                                              210,000            227,850
TRAINS HY Var, 8.22%, 08/01/15                      2,148,837          2,350,311
                                                                 ---------------
                                                                       4,320,137
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Steel Manufacturing/Products (0.1%)
United States Steel Corp., 9.75%,
05/15/10                                     $        147,000   $        167,580
                                                                 ---------------
Telecommunications (3.0%)
Airgate PCS, Inc., 6.41%, 10/15/11 (c)                 75,000             77,063
American Tower Corp., 9.38%,
02/01/09                                               84,000             88,830
American Tower Corp., 7.50%, 05/01/12                 275,000            288,750
American Tower Corp., 7.13%, 10/15/12 (c)             100,000            102,250
AT&T Corp., 6.50%, 11/21/06                           100,000            146,548
AT&T Corp., 8.75%, 11/15/31                           220,000            262,625
AT&T Wireless Services, Inc., 8.75%,
03/01/31                                              115,000            155,056
Axtel SA, 11.00%, 12/15/13                            285,000            307,088
Centennial Communications Corp., 8.13%,
02/01/14 (c)                                           50,000             51,375
Corning, Inc., 6.25%, 02/18/10 (EUR)                   60,000             86,448
Deutsche Telekom, 8.75%, 06/15/30                     170,000            224,478
Deutsche Telekom International Finance,
8.13%, 05/29/12 (EUR)                                 160,000            275,753
France Telecom, 9.50%, 03/01/31                        85,000            115,225
France Telecom SA, 7.00%, 12/23/09 (EUR)               90,000            141,560
France Telecom SA, 8.13%, 01/28/33 (EUR)               90,000            173,345
GTE Corp., 6.94%, 04/15/28                            245,000            272,865
Metro PCS, Inc., 10.75%, 10/01/11                     225,000            240,750
Nextlink Communications, Inc., 10.38%,
06/01/09 (f) (g) (i)                                  500,000                  0
Nextlink Communications, Inc., 12.25%,
06/01/09 (f) (g) (i)                                  350,000                  0
Nortel Networks Corp., 4.25%, 09/01/08                190,000            184,775
Nortel Networks Ltd., 6.13%, 02/15/06                 215,000            218,763
Olivetti Finance NV, 5.88%, 01/24/08
(EUR)                                                 150,000            219,705
Panamsat Corp., 9.00%, 08/15/14                       235,000            262,319
Panamsat Holding Corp., 0.00%,
11/01/14 (c)                                          175,000            120,313
Primus Telecomm Group, 8.00%,
01/15/14                                              290,000            255,200
Qwest Communications International,
5.79%, 02/15/09 (c) (e)                               475,000            480,938
Qwest Corp., 6.63%, 09/15/05                           75,000             76,500
Qwest Corp., 13.00%, 12/15/07 (c)                     235,000            268,488
Qwest Corp., 5.63%, 11/15/08                           45,000             45,788

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Telecommunications (continued)
Rogers Wireless, Inc., 8.00%,
12/15/12 (c)                                 $         85,000   $         89,888
Rogers Wireless, Inc., 7.50%,
03/15/15 (c)                                          165,000            174,075
Rural Cellular Corp., 6.99%,
03/15/10 (e)                                          450,000            465,750
Satelites Mexicanos SA de CV, 10.13%,
11/01/04                                              212,000            116,600
SBA Communications Corp., 8.50%,
12/01/12 (c)                                          175,000            178,500
SBA Telecommunications, 7.67%,
12/15/11                                              330,000            278,025
Sprint Capital Corp., 8.38%, 03/15/12                 150,000            182,721
Sprint Capital Corp., 8.75%, 03/15/32                  40,000             53,292
Telecom Italia, 4.00%, 11/15/08 (c)                   110,000            109,579
Ubiquitel Operating Co., 9.88%,
03/01/11 (c)                                          220,000            246,950
Verizon Global Funding Corp., 7.75%,
12/01/30                                              160,000            198,932
Verizon New England, 6.50%, 09/15/11                   10,000             11,000
                                                                 ---------------
                                                                       7,248,110
                                                                 ---------------
Textiles (0.1%)
Mohawk Industries, Inc., Series D, 7.20%,
04/15/12                                               80,000             92,046
Oxford Industries, Inc., 8.88%, 06/01/11              100,000            107,375
Tempur-Pedic, Inc., 10.25%, 08/15/10                   71,000             81,650
                                                                 ---------------
                                                                         281,071
                                                                 ---------------
Tobacco (0.2%)
Altria Group, Inc., 7.00%, 11/04/13                    65,000             70,431
Altria Group, Inc., 7.75%, 01/15/27                   125,000            140,297
BAT International. Finance, PLC, 4.88%,
02/25/09 (EUR)                                        160,000            227,419
                                                                 ---------------
                                                                         438,147
                                                                 ---------------
Transportation Services (0.5%)
Burlington North Santa Fe, 4.58%,
01/15/21                                              110,000            111,386
CHC Helicopter Corp., 7.38%, 05/01/14                 255,000            269,025
CSX Corp., 2.75%, 02/15/06                             70,000             69,399
Fedex Corp, 2.65%, 04/01/07                           110,000            107,737
Laidlaw International, Inc., 10.75%,
06/15/11                                              275,000            321,062
Norfolk Southern Corp., 7.35%, 05/15/07                65,000             70,350
Union Pacific Corp., 6.79%, 11/09/07                  100,000            107,586
Union Pacific Corp., 6.65%, 01/15/11                  130,000            145,352
                                                                 ---------------
                                                                       1,201,897
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Utilities/Power Producers (2.7%)
AES Corp., 9.38%, 09/15/10                   $         53,000   $         61,613
AES Corp., 7.75%, 03/01/14 (c)                         95,000            103,075
AES Corp., 9.00%, 05/15/15 (c)                        305,000            349,225
Allegheny Energy, Inc., 7.75%, 08/01/05               200,000            203,250
Appalachian Power, Co., 5.95%, 05/15/33                40,000             40,414
Arizona Public Service Co., 5.80%,
06/30/14                                              200,000            213,572
BRL Universal Equipment, 8.88%, 02/15/08              150,000            157,688
Calpine Corp., 8.50%,
07/15/10 (c)                                          145,000            124,338
Cincinnati Gas & Electric Co., 5.70%,
09/15/12                                               65,000             68,863
Cincinnati Gas & Electric Co., 5.40%,
06/15/33                                               80,000             76,378
CMS Energy Corp., 7.50%, 01/15/09                     150,000            159,750
CMS Energy Corp., 8.50%, 04/15/11                     455,000            516,993
Columbus Southern Power Co.,
Series D, 6.60%, 03/01/33                              35,000             39,153
Detroit Edison Co., 6.13%, 10/01/10                    85,000             92,723
Entergy Gulf States, 3.60%, 06/01/08                   65,000             63,947
Entergy Gulf States, 2.80%, 12/01/09                  105,000            104,930
Exelon Corp., 6.75%, 05/01/11                         210,000            234,911
Foundation PA Coal Co., 7.25%,
08/01/14 (c)                                           50,000             53,250
GIE Suez Alliance, 5.50%, 02/20/09 (EUR)               80,000            117,995
Monongahela Power Co., 5.00%, 10/01/06                170,000            173,070
MSW Energy Holdings, 7.38%, 09/01/10                  185,000            194,250
MSW Energy Holdings, 8.50%, 09/01/10                   45,000             49,275
National Grid Transco, PLC, 5.00%,
07/02/18 (EUR)                                        110,000            156,454
Nevada Power Co., 9.00%, 08/15/13                     415,000            485,549
NiSource Finance Corp., 7.63%,
11/15/05                                              155,000            160,646
Nisource Finance Corp., 2.92%, 11/23/09               120,000            119,833
Ohio Edison Co., 5.45%, 05/01/15                      440,000            446,313
Ohio Power Co., 6.60%, 02/15/33                       150,000            167,792
Pacific Gas & Electric, 6.05%, 03/01/34               160,000            166,179

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Utilities/Power Producers (continued)
PSEG Energy Holdings, 7.75%, 04/16/07        $        220,000   $        232,650
Reliant Energy, Inc., 6.75%, 12/15/14                 145,000            144,094
RWE Finance BV, 5.50%, 10/26/07 (EUR)                   9,000             13,086
Southern Cal Edison, 5.00%, 01/15/14                   25,000             25,405
Texas-New Mexico Power, 6.25%,
01/15/09                                               90,000             95,027
TNP Enterprises, Inc., 10.25%,
04/01/10                                              370,000            394,975
TXU Corp., 4.81%, 11/15/12                            300,000            304,653
TXU Corp. Series J, 6.38%, 06/15/06                    65,000             67,483
TXU Energy Co., 7.00%, 03/15/13                       140,000            156,359
Wisconsin Electric Power Co., 3.50%,
12/01/07                                              110,000            109,558
Wisconsin Electric Power Co., 5.63%,
05/15/33                                               60,000             61,032
                                                                 ---------------
                                                                       6,505,751
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 86,970,765
                                                                 ---------------
CASH EQUIVALENTS (20.1%)
Cash Sweep (2.2%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds,
and U.S. Government Securities in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price
$5,234,718)                                         5,233,750          5,233,750
                                                                 ---------------
Federal Home Loan Mortgage Discount Notes (2.5%)
0.00%, 01/11/05                                     6,000,000          5,997,078
                                                                 ---------------
Federal National Mortgage Association Discount Notes (15.2%)
0.00%, 01/03/05                                     6,400,000          6,400,000
0.00%, 01/10/05                                    10,000,000          9,995,740
1.02%, 01/13/05                                    10,000,000          9,993,920
1.02%, 01/26/05                                    10,000,000          9,986,010
                                                                 ---------------
                                                                      36,375,670
                                                                 ---------------
U.S. Treasury Bills (0.2%)
0.00%, 01/13/05                                       400,000            399,804
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                48,006,302
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
SOVEREIGN BONDS (16.8%)
Argentina (0.6%)
Republic of Argentina, 0.00%,
04/10/05 (b)                                 $      1,040,000   $        410,800
Republic of Argentina, 12.13%,
05/21/05 (b)                                          220,000             63,800
Republic of Argentina, 11.75%,
04/07/09 (b)                                        1,695,000            576,299
Republic of Argentina, 11.38%,
03/15/10 (b)                                          140,000             48,300
Republic of Argentina, 11.75%,
06/15/15 (b)                                           50,000             16,875
Republic of Argentina, 11.38%,
01/30/17 (b)                                           95,000             32,538
Republic of Argentina, 12.00%,
02/01/20 (b)                                           20,000              6,500
Republic of Argentina, 6.00%,
03/31/23 (b)                                          315,000            178,763
                                                                 ---------------
                                                                       1,333,875
                                                                 ---------------
Brazil (1.8%)
Federal Republic of Brazil, 14.50%,
10/15/09                                              690,000            920,046
Federal Republic of Brazil, 10.50%,
07/14/14                                              570,000            675,450
Federal Republic of Brazil, 3.06%,
04/15/24 (e)                                          750,000            690,000
Federal Republic of Brazil, 6.00%,
04/15/24                                              200,000            186,000
Federal Republic of Brazil, 8.88%,
04/15/24 (e)                                          710,000            734,850
Federal Republic of Brazil, 11.00%,
08/17/40                                              330,000            391,545
Federal Republic of Brazil C-Bond,
8.00%, 04/15/14                                       779,891            797,906
                                                                 ---------------
                                                                       4,395,797
                                                                 ---------------
Bulgaria (0.2%)
Republic of Bulgaria, 8.25%,
01/15/15 (c)                                           99,000            123,750
Republic of Bulgaria, 8.25%,
01/15/15                                              210,000            264,054
                                                                 ---------------
                                                                         387,804
                                                                 ---------------
Canada (1.3%)
Canadian Govt., 3.00%, 06/01/06 (CAD)               3,050,000          2,553,279
Canadian Govt., 5.25%, 06/01/12                       700,000            626,223
                                                                 ---------------
                                                                       3,179,502
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
SOVEREIGN BONDS (continued)
Columbia (0.4%)
Republic of Columbia, 9.75%, 04/09/11        $        405,778   $        466,645
Republic of Columbia, 11.75%, 02/25/20                150,000            192,750
Republic of Columbia, 10.38%, 01/28/33                260,000            300,300
                                                                 ---------------
                                                                         959,695
                                                                 ---------------
Ecuador (0.2%)
Republic of Ecuador, 8.00%, 08/15/30                  450,000            388,125
                                                                 ---------------
Germany (2.6%)
Bundes Republic of Deutschland, 5.63%,
01/04/28                                            3,820,000          6,244,124
                                                                 ---------------
Italy (0.1%)
Buoni Poliennali Del Tesson, 5.25%,
11/01/29 (EUR)                                        120,000            184,087
                                                                 ---------------
Ivory Coast (0.0%)
Ivory Coast, 2.00%, 03/29/18 (b)                      285,000             48,806
                                                                 ---------------
Japan (0.2%)
Japanese Government, 0.80%,
03/20/13 (JPY)                                     50,000,000            473,153
                                                                 ---------------
Malaysia (0.2%)
Malaysia, 8.75%, 06/01/09                             370,000            438,894
                                                                 ---------------
Mexico (1.6%)
United Mexican States, 10.38%, 02/17/09               470,000            574,575
United Mexican States, 8.38%, 01/14/11              1,130,000          1,327,185
United Mexican States, 8.13%, 12/30/19                610,000            715,835
United Mexican States, 8.00%, 09/24/22                205,000            236,468
United Mexican States, 11.50%, 05/15/26               419,000            641,070
United Mexican States, 8.30%, 08/15/31                320,000            375,040
                                                                 ---------------
                                                                       3,870,173
                                                                 ---------------
Nigeria (0.2%)
Central Bank Of Nigeria, 6.25%, 11/15/20              500,000            468,750
                                                                 ---------------
Panama (0.3%)
Republic of Panama, 9.63%, 02/08/11                   200,000            236,500
Republic of Panama, 10.75%, 05/15/20                  110,000            143,000
Republic of Panama, 8.88%, 09/30/27                   220,000            242,000
Republic of Panama, 9.38%, 04/01/29                   140,000            164,500
                                                                 ---------------
                                                                         786,000
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
SOVEREIGN BONDS (continued)
Peru (0.3%)
Republic of Peru, 9.88%, 02/06/15            $        275,000   $        336,875
Republic of Peru, 8.38%, 05/03/16                     180,000            201,600
Republic of Peru, 4.50%, 03/07/17 (c)                 240,000            224,400
                                                                 ---------------
                                                                         762,875
                                                                 ---------------
Philippines (0.4%)
Republic of Philippines, 8.88%, 03/17/15              870,000            867,825
                                                                 ---------------
Qatar (0.1%)
State of Qatar, 9.75%, 06/15/30                       170,000            245,650
                                                                 ---------------
Russia (1.7%)
Russian Federation, 8.25%, 03/31/10                   490,000            543,557
Russian Federation, 11.00%, 07/24/18                  621,000            868,282
Russian Federation, 12.75%, 06/24/28                  960,000          1,574,688
Russian Federation, 5.00%, 03/31/30                   951,948            984,695
                                                                 ---------------
                                                                       3,971,222
                                                                 ---------------
Spain (1.6%)
Bonos Y Oblig Del Estado, 5.15%,
07/30/09 (EUR)                                      2,250,000          3,337,340
Bonos Y Oblig Del Estado, 6.15%,
01/31/13 (EUR)                                        330,000            531,227
                                                                 ---------------
                                                                       3,868,567
                                                                 ---------------
Sweden (0.3%)
Swedish Government, 5.00%, 01/28/09 (SEK)           4,500,000            724,629
                                                                 ---------------
Tunisia (0.1%)
Banque Cent De Tunisie, 7.38%, 04/25/12               110,000            125,675
                                                                 ---------------
Turkey (1.0%)
Republic of Turkey, 0.00%,
02/23/06 (c)                                          670,000            832,140
Republic of Turkey, 0.00%,
02/23/06 (c)                                          280,000            360,108
Republic of Turkey, 0.00%,
02/23/06 (c)                                          300,000            364,230
Republic of Turkey, 11.50%, 01/23/12                  300,000            385,500
Republic of Turkey, 11.00%, 01/14/13                  320,000            407,200
                                                                 ---------------
                                                                       2,349,178
                                                                 ---------------
Ukraine (0.1%)
Ukraine Government, 5.33%,
08/05/09 (c) (e)                                      310,000            327,438
                                                                 ---------------
United Kingdom (1.0%)
UK Treasury, 8.50%, 12/07/05 (BPS)                  1,250,000          2,489,193
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
SOVEREIGN BONDS (continued)
Venezuela (0.5%)
Republic of Venezuela, 10.75%, 09/19/13      $        340,000   $        407,150
Republic of Venezuela, 8.50%, 10/08/14                220,000            233,200
Republic of Venezuela, 9.25%, 09/15/27                220,000            232,100
Republic of Venezuela, 9.38%, 01/13/34                340,000            359,720
                                                                 ---------------
                                                                       1,232,170
                                                                 ---------------
TOTAL SOVEREIGN BONDS                                                 40,123,207
                                                                 ---------------
U.S. TREASURY OBLIGATIONS (18.1%)
U.S. Treasury Notes (18.1%)
3.50%, 11/15/06                                    15,200,000         15,328,257
6.50%, 02/15/10                                     4,450,000          5,038,059
3.88%, 02/15/13                                     6,375,000          6,289,836
8.13%, 08/15/19                                     3,625,000          4,947,842
7.63%, 02/15/25                                       500,000            677,168
6.13%, 08/15/29                                     9,250,000         10,860,074
                                                                 ---------------
TOTAL U.S. TREASURY OBLIGATIONS                                       43,141,236
                                                                 ---------------
U.S. GOVERNMENT AGENCIES (8.8%)
Federal Home Loan Mortgage Corporation (1.6%)
5.13%, 11/07/13                                       990,000            993,960
IOETTE, Series 1103, Class N, 1156.50%,
06/15/21                                                   26                 50
TBA, 5.50%, 01/01/20 (d)                            2,700,000          2,813,063
                                                                 ---------------
                                                                       3,807,073
                                                                 ---------------
Federal National Mortgage Association (7.2%)
TBA, 4.50%, 01/01/19 (d)                            2,150,000          2,142,608
TBA, 5.00%, 01/01/20 (d)                            3,200,000          3,250,000
TBA, 7.00%, 01/15/34 (d)                            1,050,000          1,112,344
TBA, 5.50%, 01/01/35 (d)                            5,175,000          5,252,625
TBA, 6.00%, 01/01/35 (d)                            5,350,000          5,530,562
                                                                 ---------------
                                                                      17,288,139
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCIES                                        21,095,212
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS (6.2%)
Federal Home Loan Mortgage Corporation (0.9%)
Gold, Pool # C00712, 6.50%, 02/01/29         $         57,981   $         60,957
Gold, Pool # C01104, 8.00%, 12/01/30                   86,613             93,860
Gold, Pool # C01132, 8.00%, 01/01/31                   88,489             95,893
Gold, Pool # C01150, 8.00%, 02/01/31                   56,653             61,393
Gold, Pool # C29808, 8.00%, 08/01/29                   49,410             53,575
Gold, Pool # C37329, 8.00%, 03/01/30                    3,341              3,620
Gold, Pool # C39060, 8.00%, 06/01/30                    6,002              6,504
Gold, Pool # C41333, 7.50%, 08/01/30                   49,029             52,551
Gold, Pool # C41531, 8.00%, 08/01/30                   26,977             29,234
Gold, Pool # C42327, 8.00%, 09/01/30                    3,347              3,627
Gold, Pool # C44964, 7.50%, 11/01/30                  126,578            135,672
Gold, Pool # C46763, 8.00%, 01/01/31                    4,867              5,277
Gold, Pool # C46946, 8.00%, 01/01/31                   19,361             20,981
Gold, Pool # C48997, 8.00%, 03/01/31                  130,117            141,004
Gold, Pool # C49587, 8.00%, 03/01/31                   97,026            105,105
Gold, Pool # C50477, 8.00%, 04/01/31                   44,254             47,938
Gold, Pool # C53381, 8.00%, 06/01/31                   16,052             17,395
Gold, Pool # C53597, 8.00%, 06/01/31                  156,713            169,762
Gold, Pool # C53657, 8.00%, 06/01/31                   59,181             64,108
Gold, Pool # C60019, 7.50%, 11/01/31                   17,646             18,915
Gold, Pool # C67851, 7.50%, 06/01/32                  277,647            297,361
Gold, Pool # C69951, 6.50%, 08/01/32                  217,699            228,594
Gold, Pool # C90381, 7.50%, 11/01/20                    2,926              3,145
Pool # 170271, 12.00%, 08/01/15                       463,834            518,594
                                                                 ---------------
                                                                       2,235,065
                                                                 ---------------
Federal National Mortgage Association (4.5%)
Pool # 251752, 6.50%, 06/01/28                        238,537            250,663
Pool # 252009, 6.50%, 07/01/28                        585,833            615,613
Pool # 253113, 7.50%, 03/01/30                         41,148             44,110
Pool # 253673, 7.50%, 03/01/31                         63,578             68,123

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
Pool # 253674, 8.00%, 03/01/31               $          5,544   $          6,011
Pool # 254695, 6.50%, 04/01/33                        625,667            656,344
Pool # 254702, 7.00%, 03/01/33                        291,473            308,983
Pool # 323591, 6.50%, 03/01/29                        392,753            412,718
Pool # 346286, 6.50%, 05/01/26                        127,429            134,050
Pool # 370191, 6.50%, 01/01/27                          6,379              6,710
Pool # 415967, 6.50%, 10/01/28                        221,447            232,704
Pool # 437281, 6.50%, 09/01/28                         55,398             58,214
Pool # 456669, 6.50%, 01/01/29                          2,180              2,291
Pool # 457953, 6.50%, 01/01/29                        175,953            184,897
Pool # 482616, 6.50%, 02/01/29                        390,427            410,119
Pool # 50946, 6.50%, 12/01/23                          43,373             45,720
Pool # 511954, 7.50%, 10/01/29                         32,309             34,630
Pool # 515828, 8.00%, 10/01/29                         42,475             46,172
Pool # 517874, 7.50%, 02/01/30                         71,869             77,007
Pool # 519145, 7.50%, 10/01/29                         38,980             41,780
Pool # 523284, 7.50%, 11/01/29                         20,516             21,990
Pool # 527589, 7.50%, 01/01/30                         28,246             30,275
Pool # 535399, 8.00%, 07/01/30                         68,961             74,775
Pool # 535533, 8.00%, 10/01/30                        262,007            284,096
Pool # 540017, 8.00%, 05/01/30                          7,966              8,637
Pool # 540091, 7.50%, 06/01/30                         31,223             33,455
Pool # 545239, 8.00%, 09/01/31                        100,864            109,367
Pool # 545551, 8.00%, 04/01/32                         61,403             66,580
Pool # 545604, 8.00%, 09/01/31                         35,931             39,059
Pool # 545759, 6.50%, 07/01/32                        377,992            396,748
Pool # 545762, 6.50%, 07/01/32                      1,748,083          1,834,824
Pool # 555533, 6.50%, 04/01/33                        180,608            189,597
Pool # 555571, 6.50%, 03/01/33                        342,262            359,245
Pool # 555797, 6.50%, 10/01/33                        284,973            298,946
Pool # 564363, 8.00%, 01/01/31                          9,091              9,858
Pool # 564993, 7.50%, 03/01/31                         44,994             48,211
Pool # 569762, 7.00%, 02/01/31                         19,601             20,785
Pool # 576112, 7.00%, 05/01/31                          6,916              7,331
Pool # 577304, 7.50%, 04/01/31                         26,186             28,057
Pool # 577407, 7.50%, 07/01/31                         67,700             72,537
Pool # 580822, 7.00%, 05/01/31                          8,097              8,584
Pool # 606566, 7.50%, 10/01/31                         92,373             98,972
Pool # 613017, 8.00%, 03/01/31                          7,058              7,672
Pool # 614544, 8.00%, 07/01/31                        126,310            136,761
Pool # 630601, 7.00%, 05/01/32                        383,299            406,325
Pool # 639119, 7.00%, 08/01/32                         15,282             16,200
Pool # 642656, 7.00%, 07/01/32                        172,658            183,030
Pool # 655696, 6.50%, 08/01/32                        319,301            335,145
Pool # 656557, 6.50%, 01/01/33                         42,849             44,975
Pool # 666097, 7.00%, 10/01/32                        229,034            242,793
Pool # 667591, 6.50%, 10/01/32                        462,840            485,806
Pool # 684746, 7.00%, 04/01/33                         95,892            101,612
Pool # 741875, 6.50%, 09/01/33                         65,073             68,264
Pool # 750838, 6.50%, 01/01/34                         44,712             46,904
Pool # 766095, 6.50%, 02/01/34                        325,648            341,615
Pool # 776904, 7.00%, 11/01/29                        411,430            437,029
                                                                 ---------------
                                                                      10,532,919
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS (continued)
Government National Mortgage Association (0.8%)
Pool # 780141, 10.00%, 12/15/20              $        307,041   $        342,103
Pool # 780349, 10.00%, 09/15/21                       374,017            416,483
Pool # 780378, 11.00%, 01/15/19                       356,456            399,973
Pool # 780699, 9.50%, 12/15/17                        347,180            390,348
Pool # 780709, 11.00%, 01/15/21                       376,093            421,635
                                                                 ---------------
                                                                       1,970,542
                                                                 ---------------
TOTAL MORTGAGE-BACKED OBLIGATIONS                                     14,738,526
                                                                 ---------------
INTEREST ONLY BONDS (0.5%)
Federal Home Loan Mortgage Corporation (0.2%)
6.00%, 04/15/32                                     2,232,883            337,031
7.00%, 07/15/33                                       936,231            184,756
                                                                 ---------------
                                                                         521,787
                                                                 ---------------
Federal National Mortgage Association (0.3%)
5.50%, 05/25/27                                     2,261,739            163,028
6.00%, 08/25/32                                       767,178            113,405
6.00%, 05/25/33                                       788,472            151,864
6.00%, 06/25/33                                       787,356            167,012
3.47%, 11/25/33                                       161,108            160,958
                                                                 ---------------
                                                                         756,267
                                                                 ---------------
TOTAL INTEREST ONLY BONDS                                              1,278,054
                                                                 ---------------
WARRANTS (0.0%)
Banking (0.0%)
Central Bank of Nigeria, 11/15/20                         500                  0
                                                                 ---------------
Foreign Government (0.0%)
Republic of Venezuela, 0.00%, 04/15/20                  1,150                  0
                                                                 ---------------
TOTAL WARRANTS                                                                 0
                                                                 ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (8.4%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds
-- footnote 2 (Securities Lending)                 20,094,419   $     20,094,419
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                     20,094,419
                                                                 ---------------
TOTAL INVESTMENTS
(COST $262,244,756) (A) -- 115.5%                                    275,447,721
LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.5)%                     (36,945,269)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    238,502,452
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)   Denotes a non-income producing security.

(c) Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(d)   Mortgage Dollar Rolls

(e) Variable Rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on December 31, 2004.

(f)   Security in default.

(g)   Fair Valued Security.

(h)   Security has filed for bankruptcy protection.

(i) Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

(AUD) Principal amount denominated in Australian Dollar.

(BPS) Principal amount denominated in British Pound.

(CAD) Principal amount denominated in Canadian Dollar.

(EUR) Principal amount denominated in Euro.

(JPY) Principal amount denominated in Japanese Yen.

(SEK) Principal amount denominated in Swedish Krone.

C-BondCapitalization Bond

TBA      To Be Announced

TRAINS Targeted Return Index Securities Trust

At December 31, 2004, the Fund's open forward foreign currency contracts were as follows:


                                                                                                                       UNREALIZED
                                                                              DELIVERY     CONTRACT       MARKET      APPRECIATION/
CURRENCY                                                                        DATE         VALUE        VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Short Contract:
Australian Dollar                                                             02/22/05      (532,896)     (546,231)      (13,335)
British Pound                                                                 02/24/05      (387,870)     (401,701)      (13,831)
British Pound                                                                 02/24/05      (376,760)     (382,572)       (5,812)
Euro                                                                          01/26/05    (1,376,670)   (1,481,706)     (105,036)
Euro                                                                          01/26/05      (952,253)   (1,019,523)      (67,270)
Euro                                                                          02/28/05      (273,855)     (282,848)       (8,993)
Euro                                                                          01/26/05      (859,547)     (883,586)      (24,039)
Euro                                                                          01/26/05    (3,342,375)   (3,398,408)      (56,033)
Swedish Krone                                                                 03/21/05      (443,787)     (452,179)       (8,392)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT
CONTRACTS                                                                                 (8,546,013)   (8,848,754)     (302,741)
-----------------------------------------------------------------------------------------------------------------------------------
Long Contracts:
Japanese Yen                                                                  02/10/05     2,600,000     2,672,502        72,502
Japanese Yen                                                                  02/10/05     6,768,351     6,950,463       182,112
Japanese Yen                                                                  02/10/05     9,083,918     9,250,968       167,050
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LONG
CONTRACTS                                                                                 18,452,269    18,873,933       421,664
-----------------------------------------------------------------------------------------------------------------------------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND

           Statement of Investments -- December 31, 2004 (continued)




At December 31, 2004, the Fund's open futures contracts were as follows:


                                                              MARKET VALUE
NUMBER OF                                                      COVERED BY     APPRECIATION
CONTRACTS                    CONTRACTS*         EXPIRATION     CONTRACTS     (DEPRECIATION)
-------------------------------------------------------------------------------------------
LONG CONTRACTS:
2                       JGB 10 yr Bond Future   02/28/2005      2,700,498         11,123
-------------------------------------------------------------------------------------------
TOTAL LONG CONTRACTS                                            2,700,498         11,123
-------------------------------------------------------------------------------------------


                                                              MARKET VALUE
NUMBER OF                                                      COVERED BY     APPRECIATION
CONTRACTS                    CONTRACTS*         EXPIRATION     CONTRACTS     (DEPRECIATION)
-------------------------------------------------------------------------------------------
SHORT CONTRACTS
5                       U.S. Bond Futures       02/18/2005       (562,500)        (5,083)
12                      EURO Bond Future        02/21/2005     (1,934,321)       (13,541)
26                      U.S. 2 yr Future        02/18/2005     (5,449,438)         3,632
125                     U.S. 5 yr Future        02/18/2005    (13,691,406)        21,950
52                      U.S. 10 yr Future       02/18/2005     (5,820,750)       (11,857)
-------------------------------------------------------------------------------------------
TOTAL SHORT CONTRACTS                                         (27,458,415)        (4,899)
-------------------------------------------------------------------------------------------


* Cash pledged as collateral.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT SMALL CAP VALUE FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (97.4%)
Advertising Services (0.1%)
R. H. Donnelley Corp. (b)                               7,700   $        454,685
                                                                 ---------------
Aerospace/Defense (1.0%)
AAR Corp. (b)                                          15,100            205,662
Alliant Techsystems, Inc. (b)                          30,150          1,971,207
BE Aerospace, Inc. (b)                                252,900          2,943,756
Curtiss-Wright Corp.                                   14,000            803,740
Ducommun, Inc. (b)                                      5,100            106,335
Esterline Technologies Corp. (b)                       17,200            561,580
HEICO Corp.                                             8,000            180,720
Kaman Corp., Class A                                   28,200            356,730
Moog, Inc., Class A (b)                                28,150          1,276,603
Orbital Sciences Corp. (b)                             18,700            221,221
Triumph Group, Inc. (b)                                 8,800            347,600
                                                                 ---------------
                                                                       8,975,154
                                                                 ---------------
Airlines (0.7%)
Alaska Air Group, Inc. (b)                             18,100            606,169
Continental Airlines, Inc., Class B (b)               193,400          2,618,636
ExpressJet Holdings, Inc. (b)                          61,200            788,256
Flyi, Inc. (b)                                        421,300            745,701
Northwest Airlines Corp., Class A (b)                  19,900            217,507
SkyWest, Inc.                                          49,300            988,958
                                                                 ---------------
                                                                       5,965,227
                                                                 ---------------
Alternative Power Generation (0.4%)
Calpine Corp. (b)                                     909,840          3,584,770
                                                                 ---------------
Applications Software (0.1%)
Progress Software Corp. (b)                            14,200            331,570
SS&C Technologies, Inc.                                20,650            426,423
                                                                 ---------------
                                                                         757,993
                                                                 ---------------
Auto Dealers (0.1%)
Lithia Motors, Inc., Class A                           21,400            573,948
United Auto Group, Inc.                                 6,900            204,171
                                                                 ---------------
                                                                         778,119
                                                                 ---------------
Auto Parts & Equipment (1.4%)
Aftermarket Technology Corp. (b)                       22,400            360,640
American Axle & Manufacturing Holdings, Inc.            8,800            269,808
Asbury Automotive Group, Inc. (b)                      41,000            564,980
Autoliv, Inc.                                          33,200          1,603,560
Collins & Aikman Corp. (b)                            581,600          2,535,776
Hayes Lemmerz International (b)                        32,300            285,209
Keystone Automotive Industries, Inc. (b)                7,300            169,725
Navistar International Corp. (b)                       88,800          3,905,424
Superior Industries International, Inc.                 8,800            255,640
Tenneco Automotive, Inc. (b)                           63,000          1,086,120
Visteon Corp.                                         100,500            981,885
                                                                 ---------------
                                                                      12,018,767
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Banks (5.1%)
ABC Bancorp                                             7,100   $        149,100
Amcore Financial, Inc.                                 11,300            363,634
Americanwest Bancorp (b)                               30,600            619,650
BancFirst Corp.                                         4,500            355,410
Bank of the Ozarks, Inc.                                9,000            306,270
Banner Corp.                                            4,600            143,474
BOK Financial Corp. (b)                                45,370          2,212,241
Capital Corp. of the West                               2,200            103,402
Capitol Bancorp Ltd.                                    8,800            309,936
Cathay General Bancorp                                  9,900            371,250
Central Pacific Financial Corp.                        13,900            502,763
Chemical Financial Corp.                               23,100            991,452
City Holding Co.                                        4,500            163,080
Colonial Bancgroup, Inc.                              185,900          3,946,656
Columbia Banking System, Inc.                           8,930            223,161
Community Bank System, Inc.                            31,500            889,875
Community Trust Bancorp, Inc.                           8,470            274,089
Corus Bankshares, Inc.                                 35,500          1,704,355
Cullen/Frost Bankers, Inc.                             20,900          1,015,740
Eurobancshares, Inc. (b)                               18,600            390,600
Financial Institutions, Inc.                            2,000             46,500
First Citizens BancShares, Class A                      1,100            163,075
First Oak Brook Bank                                    4,500            145,845
First Republic Bancorp, Inc.                           15,100            800,300
FirstMerit Corp.                                      107,600          3,065,523
Gold Banc Corp.                                        58,800            859,656
Great Southern Bancorp, Inc.                            7,900            276,500
Greater Bay Bancorp                                    28,200            786,216
Hanmi Financial Corp.                                  48,300          1,735,902
Iberiabank Corp.                                       24,500          1,625,820
Independent Bank Corp. (Mass.)                         27,700            934,875
Independent Bank Corp. (Mich.)                         27,660            825,098
Irwin Financial Corp.                                  32,400            919,836
Lakeland Financial Corp.                                1,100             43,670
Mainsource Financial Group, Inc.                        3,497             83,496
MB Financial, Inc.                                      5,450            229,718
MBT Financial Corp.                                    22,800            530,556
Mercantile Bank Corp.                                  20,695            817,453
Mid-State Bancshares                                   18,600            532,890
Nara Bankcorp, Inc.                                    33,200            706,164
Old Second Bancorp, Inc.                                3,500            111,580
Oriental Financial Group                              121,550          3,441,080
Peoples Bancorp, Inc.                                   5,500            150,865
Prosperity Bancshares, Inc.                            12,500            365,125
Provident Bankshares Corp.                             18,600            676,482
R & G Finanical Corp., Class B                         30,750          1,195,560
Republic Bancorp, Inc.                                 75,647          1,155,886
Republic Bancorp, Inc., Class A                         4,800            123,360
Royal Bancshares of Pennsylvania, Class A               5,253            141,936
SCBT Financial Corp.                                    4,095            137,469
Silicon Valley Bancshares (b)                           8,800            394,416
Simmons First National Corp., Class A                   7,700            222,915
Southside Bancshares, Inc.                              8,295            189,541

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT SMALL CAP VALUE FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Banks (continued)
Southwest Bancorp                                      25,900   $        634,032
State Financial Services Corp.                         11,300            340,130
Sterling Financial Corp.                               15,950            457,287
Summit Bancshares, Inc.                                 8,700            326,250
Sun Bancorp, Inc. (b)                                   5,320            132,894
Taylor Capital Group, Inc.                              9,700            324,950
Trico Bancshares                                        6,900            161,460
Umpqua Holdings Corp.                                  11,700            294,957
United Bankshares, Inc.                                22,700            866,005
W Holding Co., Inc.                                    34,928            801,245
West Coast Bancorp                                     44,400          1,128,204
Western Sierra Bancorp (b)                              3,400            130,407
                                                                 ---------------
                                                                      44,069,267
                                                                 ---------------
Biotechnology Research & Production (0.5%)
Enzon, Inc. (b)                                       281,800          3,866,296
                                                                 ---------------
Broadcast Media / Television (1.3%)
4Kids Entertainment, Inc. (b)                          15,500            325,810
Citadel Broadcasting Corp. (b)                        169,600          2,744,128
Cumulus Media, Inc. (b)                               251,800          3,797,144
Emmis Communications Corp. (b)                         89,200          1,711,748
Entravision Communications Corp. (b)                  233,500          1,949,725
Mediacom Communications, Class A (b)                   91,100            569,375
Sinclair Broadcast Group, Inc.                          5,900             54,339
World Wrestling Entertainment, Inc.                    25,600            310,528
                                                                 ---------------
                                                                      11,462,797
                                                                 ---------------
Building (2.4%)
Apogee Enterprises                                    204,000          2,735,640
Beazer Homes USA, Inc.                                  5,500            804,155
Building Materials Holding Corp.                        8,000            306,320
Dycom Industries, Inc. (b)                              2,700             82,404
Genlyte Group, Inc. (b)                                38,800          3,324,384
Integrated Electrical Services (b)                     20,800            100,672
Lennox International, Inc.                             45,200            919,820
Levitt Corp., Class A                                  14,475            442,501
Meritage Corp. (b)                                      8,500            957,950
NCI Building Systems (b)                                9,500            356,250
Texas Industries, Inc.                                 15,600            973,128
Universal Forest Products, Inc.                        78,500          3,406,900
USG Corp. (b)                                          29,600          1,191,992
Watsco, Inc.                                            7,300            257,106
WCI Communities, Inc. (b)                              35,400          1,040,760
York International Corp.                              105,310          3,637,407
                                                                 ---------------
                                                                      20,537,389
                                                                 ---------------
Business Services (0.4%)
BISYS Group, Inc. (The) (b)                            29,100            478,695
Bowne & Co., Inc.                                      32,900            534,954
CCC Information Services Group, Inc. (b)               89,300          1,983,353
infoUSA, Inc. (b)                                       4,800             53,712
Spherion Corp. (b)                                     49,000            411,600
                                                                 ---------------
                                                                       3,462,314
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Casinos & Gambling (0.3%)
Ameristar Casinos, Inc.                                 7,300   $        314,703
Aztar Corp. (b)                                        33,800          1,180,296
Boyd Gaming Corp.                                      11,300            470,645
Isle of Capris Casino (b)                               8,500            218,025
                                                                 ---------------
                                                                       2,183,669
                                                                 ---------------
Chemicals (3.4%)
Crompton Corp.                                         28,000            330,400
Cytec Industries, Inc.                                 27,100          1,393,482
FMC Corp. (b)                                          22,500          1,086,750
Georgia Gulf Corp.                                     54,900          2,734,020
Great Lakes Chemical Corp.                             97,600          2,780,624
H. B. Fuller Co.                                       27,200            775,472
Hercules, Inc. (b)                                     67,900          1,008,315
Lyondell Chemical Co.                                 178,680          5,167,425
Minerals Technologies, Inc.                            10,500            700,350
Mosaic Co., Inc. (b)                                  124,600          2,033,472
Newmarket Corp. (b)                                    19,800            394,020
Octel Corp.                                            43,800            911,478
OM Group, Inc. (b)                                     77,200          2,502,824
PolyOne Corp. (b)                                     368,300          3,336,798
Valhi, Inc.                                            31,906            513,368
W.R. Grace & Co. (b)                                   68,000            925,480
Wellman, Inc.                                         202,500          2,164,725
                                                                 ---------------
                                                                      28,759,003
                                                                 ---------------
Coal (0.7%)
Arch Coal, Inc.                                        16,300            579,302
Massey Energy Co.                                     150,500          5,259,975
                                                                 ---------------
                                                                       5,839,277
                                                                 ---------------
Commercial Services (1.8%)
Arbitron, Inc. (b)                                      8,500            333,030
BEA Systems, Inc. (b)                                 143,600          1,272,296
Century Business Services, Inc. (b)                    28,800            125,568
Chemed Corp.                                           44,000          2,952,840
Clark, Inc. (b)                                       135,200          2,098,304
Coinstar, Inc. (b)                                     18,700            501,721
Consolidated Graphics, Inc. (b)                        15,600            716,040
LodgeNet Entertainment Corp. (b)                       38,100            673,989
Maximus, Inc. (b)                                       3,400            105,808
NCO Group, Inc. (b)                                   136,000          3,515,600
PDI, Inc. (b)                                           9,500            211,660
Quanta Services, Inc. (b)                             274,900          2,199,200
Sourcecorp (b)                                         13,700            261,807
TeleTech Holdings, Inc. (b)                            38,700            375,003
Vertrue, Inc. (b)                                       2,100             79,317
Volt Information Sciences, Inc. (b)                     5,500            161,645
                                                                 ---------------
                                                                      15,583,828
                                                                 ---------------
Communications Technology (0.6%)
Artesyn Technologies, Inc. (b)                        123,450          1,394,985
Harris Corp.                                           24,700          1,526,213
Inter-Tel, Inc.                                        81,819          2,240,204
                                                                 ---------------
                                                                       5,161,402
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT SMALL CAP VALUE FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Computer Software & Services (3.5%)
Agilysys, Inc.                                         33,800   $        579,332
Ascential Software Corp. (b)                          132,700          2,164,337
Black Box Corp.                                        11,300            542,626
CACI International, Inc. (b)                            6,400            436,032
Ciber, Inc. (b)                                        30,300            292,092
Electronics for Imaging, Inc. (b)                      13,600            236,776
Gateway, Inc. (b)                                     330,400          1,985,704
Hutchinson Technology, Inc. (b)                        19,100            660,287
Hyperion Solutions Corp. (b)                            1,100             51,282
Internet Security Systems, Inc. (b)                     3,900             90,675
IONA Technologies PLC ADR-IE (b)                      122,550            618,878
Komag, Inc. (b)                                       147,600          2,771,928
Magma Design Automation, Inc. (b)                       4,500             56,520
ManTech International Corp. (b)                         9,700            230,278
Manugistics Group, Inc. (b)                           435,300          1,249,311
Maxtor Corp. (b)                                      807,800          4,281,339
Mcdata Corp., Class A (b)                             400,400          2,386,384
Mcdata Corp., Class B (b)                               5,700             32,091
Micromuse, Inc. (b)                                   195,420          1,084,581
MRO Software, Inc. (b)                                 81,300          1,058,526
MTS Systems Corp.                                       9,600            324,576
NetIQ Corp. (b)                                        12,800            156,288
Nuance Comunications, Inc. (b)                        199,400            825,516
Palmone, Inc. (b)                                      20,700            653,085
Parametric Technology Corp. (b)                        84,900            500,061
Perot Systems Corp., Class A (b)                       42,800            686,084
Quantum Corp. (b)                                      54,900            143,838
RadiSys Corp. (b)                                       9,700            189,635
Silicon Graphics, Inc. (b)                            115,500            199,815
Silicon Storage Technology, Inc. (b)                   16,800             99,960
Sykes Enterprises, Inc. (b)                            17,900            124,405
Synnex Corp. (b)                                        3,000             72,180
Synopsys, Inc. (b)                                    199,200          3,908,304
Trizetto Group, Inc. (b)                              111,617          1,060,362
TTM Technologies (b)                                    8,700            102,660
Tyler Technologies, Inc. (b)                           20,600            172,216
United Online, Inc. (b)                                17,300            199,469
                                                                 ---------------
                                                                      30,227,433
                                                                 ---------------
Computer Technology (0.6%)
Cray, Inc. (b)                                        437,300          2,037,818
Intergraph Corp. (b)                                   41,700          1,122,981
Western Digital Corp. (b)                             172,900          1,874,236
                                                                 ---------------
                                                                       5,035,035
                                                                 ---------------
Construction (0.5%)
MasTec, Inc. (b)                                      315,100          3,185,661
Terex Corp. (b)                                        11,700            557,505
Washington Group International, Inc. (b)               16,100            664,125
                                                                 ---------------
                                                                       4,407,291
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Consulting Services (0.7%)
Bearingpoint, Inc. (b)                                358,600   $      2,879,558
Charles River Associates, Inc. (b)                      4,500            210,465
Gartner Group, Inc., Class A (b)                       31,200            388,752
Tetra Technology, Inc. (b)                            135,500          2,268,270
                                                                 ---------------
                                                                       5,747,045
                                                                 ---------------
Consumer Products (1.4%)
American Greetings Corp.                               41,900          1,062,165
Applica, Inc. (b)                                      13,800             83,490
CSS Industries, Inc.                                    3,900            123,864
Department 56, Inc. (b)                                 8,100            134,865
Elizabeth Arden, Inc. (b)                             138,200          3,280,868
Intertape Polymer Group, Inc. (b)                     168,870          1,538,406
Jarden Corp. (b)                                       49,100          2,132,904
Playtex Products, Inc. (b)                             25,400            202,946
Rayovac Corp. (b)                                      24,400            745,664
RC2 Corp. (b)                                          15,800            515,080
Revlon, Inc. (b)                                       39,100             89,930
Toro Co.                                               14,500          1,179,575
Tupperware Corp.                                       28,700            594,664
Water Pik Technologies, Inc. (b)                        6,700            118,791
                                                                 ---------------
                                                                      11,803,212
                                                                 ---------------
Containers & Packaging (0.6%)
Chesapeake Corp.                                       28,300            768,628
Crown Holdings, Inc. (b)                               82,300          1,130,802
Greif, Inc., Class A                                   17,900          1,002,400
Owens- Illinois, Inc. (b)                              41,950            950,168
Silgan Holdings, Inc.                                  27,000          1,645,920
                                                                 ---------------
                                                                       5,497,918
                                                                 ---------------
Distribution/Wholesale (0.5%)
Aviall, Inc. (b)                                       37,700            865,969
Beacon Roofing Supply, Inc. (b)                        89,000          1,767,540
Brightpoint, Inc. (b)                                  10,200            199,308
Handleman Co.                                          10,600            227,688
United Stationers, Inc. (b)                            18,600            859,320
                                                                 ---------------
                                                                       3,919,825
                                                                 ---------------
Drugs & Pharmaceuticals (3.1%)
Adolor Corp. (b)                                       20,000            198,400
Alexion Pharmaceuticals, Inc. (b)                       2,200             55,440
Alpharma, Inc., Class A                               107,300          1,818,735
Atherogenics, Inc. (b)                                 23,504            553,754
Auxilium Pharmaceuticals, Inc. (b)                     17,200            150,500
Biovail Corp. ADR-CA (b)                              134,400          2,221,632
Cephalon, Inc. (b)                                    182,300          9,275,424
Cubist Pharmaceuticals, Inc. (b)                       39,400            466,102
Cypress Bioscience, Inc. (b)                           43,400            610,204
IVAX Corp. (b)                                        165,300          2,615,046
King Pharmaceuticals, Inc. (b)                        119,600          1,483,040
Par Pharmaceutical Cos., Inc. (b)                      89,770          3,714,683
Rigel Pharmaceuticals, Inc. (b)                         2,900             70,818

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT SMALL CAP VALUE FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Drugs & Pharmaceuticals (continued)
Savient Pharmaceuticals, Inc. (b)                     614,800   $      1,666,108
Telik, Inc. (b)                                        18,258            349,458
Valeant Pharmaceuticals Intl.                          15,600            411,060
Watson Pharmaceutical, Inc. (b)                        28,000            918,680
                                                                 ---------------
                                                                      26,579,084
                                                                 ---------------
Electronics (1.7%)
Bel Fuse, Class B                                      10,400            351,416
Benchmark Electronics, Inc. (b)                        21,850            745,085
CTS Corp.                                              33,100            439,899
Del Global Technologies Corp. (b)                         164                426
EarthLink, Inc. (b)                                   260,100          2,996,352
Riverstone Networks, Inc. (b)                               2                  2
Sanmina Corp. (b)                                     700,600          5,934,083
Stoneridge, Inc. (b)                                   23,400            354,042
Sypris Solutions, Inc.                                 12,600            192,906
Thomas & Betts Corp. (b)                               87,200          2,681,400
Trimble Navigation Ltd. (b)                             3,750            123,900
Vishay Intertechnology, Inc. (b)                       63,500            953,770
                                                                 ---------------
                                                                      14,773,281
                                                                 ---------------
Engineering (0.0%)
Emcor Group, Inc. (b)                                   4,500            203,310
                                                                 ---------------
Finance (1.8%)
Accredited Home Lenders Holding Co. (b)                13,400            665,712
Advance America Cash Advance Centers,
Inc. (b)                                               19,150            438,535
Advanta Corp., Class B                                 21,600            524,232
CompuCredit Corp. (b)                                  17,900            489,386
eSPEED, Inc. (b)                                        2,500             30,925
Investment Technology Group (b)                        16,000            320,000
John H. Harland Co.                                    19,800            714,780
Knight Trading Group, Inc. (b)                        281,400          3,081,330
Metris Cos., Inc. (b)                                  86,870          1,107,593
New Century Finl                                       70,600          4,512,045
Triad Guaranty, Inc. (b)                               40,322          2,438,675
World Acceptance Corp. (b)                             38,700          1,064,637
                                                                 ---------------
                                                                      15,387,850
                                                                 ---------------
Foods (1.3%)
Chiquita Brands International, Inc.                   112,800          2,488,368
Corn Products International, Inc.                      10,300            551,668
Flowers Foods, Inc.                                     9,700            306,326
J & J Snack Foods Corp.                                 5,100            250,053
Nasch-Finch Co.                                         6,400            241,664
NBTY, Inc. (b)                                        184,500          4,429,845
Ralcorp Holding, Inc.                                  65,800          2,758,994
Sanderson Farms, Inc.                                   8,000            346,240
Sensient Technologies Corp.                             5,500            131,945
                                                                 ---------------
                                                                      11,505,103
                                                                 ---------------
Funeral Services (0.2%)
Alderwoods Group, Inc. (b)                             17,800            202,564
Stewart Enterprises, Inc., Class A (b)                163,800          1,144,962
                                                                 ---------------
                                                                       1,347,526
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Healthcare (1.1%)
Amedisys, Inc. (b)                                     75,500   $      2,445,445
Community Health Systems, Inc. (b)                     75,900          2,116,092
First Health Group Corp. (b)                           24,800            464,008
Gentiva Health Services (b)                            23,500            392,920
Kindred Healthcare, Inc. (b)                           39,000          1,168,050
Magellan Health Services (b)                            7,000            239,120
Odyssey Healthcare, Inc. (b)                           62,100            849,528
Pediatrix Medical Group, Inc. (b)                      17,600          1,127,280
Province Healthcare Co. (b)                             9,500            212,325
Res-Care, Inc. (b)                                      7,200            109,584
Sierra Health Services, Inc. (b)                        3,900            214,929
                                                                 ---------------
                                                                       9,339,281
                                                                 ---------------
Hotels / Motels (0.0%)
Felcor Lodging Trust, Inc. (b)                         24,700            361,855
                                                                 ---------------
Household Furnishings (0.1%)
American Woodmark Corp.                                12,900            563,472
Furniture Brands International, Inc.                    6,400            160,320
Kimball International, Inc., Class B                   18,600            275,466
                                                                 ---------------
                                                                         999,258
                                                                 ---------------
Identification Systems (0.3%)
Checkpoint Systems, Inc. (b)                           14,500            261,725
Hubbell, Inc.                                          35,000          1,830,500
Paxar Corp. (b)                                         3,500             77,595
                                                                 ---------------
                                                                       2,169,820
                                                                 ---------------
Industrial Specialties (0.3%)
Graftech International Ltd. (b)                       204,900          1,938,354
Unova, Inc. (b)                                        10,000            252,900
                                                                 ---------------
                                                                       2,191,254
                                                                 ---------------
Instruments (0.4%)
Analogic Corp.                                         11,600            519,564
PerkinElmer, Inc.                                     123,700          2,782,013
Watts Industries                                       12,800            412,672
                                                                 ---------------
                                                                       3,714,249
                                                                 ---------------
Insurance: Life (1.1%)
Amerus Group Co.                                       27,000          1,223,100
Delphi Financial Group                                 35,050          1,617,558
Phoenix Co., Inc.                                      87,200          1,090,000
Scottish Re Group Ltd.                                 60,500          1,566,950
UICI                                                   19,100            647,490
Universal American Financial Corp. (b)                 16,700            258,349
Unum Provident Corp.                                  157,000          2,816,580
                                                                 ---------------
                                                                       9,220,027
                                                                 ---------------
Insurance: Multi-Line (0.9%)
Allmerica Financial Corp. (b)                          50,400          1,654,632
Aspen Insurance Holdings Ltd.                         120,075          2,944,239
Assurant, Inc.                                         60,310          1,842,471
Pxre Group Ltd.                                        51,700          1,303,357
United Fire & Casualty Corp.                            9,000            303,390
                                                                 ---------------
                                                                       8,048,089
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT SMALL CAP VALUE FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Insurance: Property-Casualty (1.6%)
Argonaut Group, Inc. (b)                               25,500   $        538,815
Baldwin & Lyons, Inc., Class B                          5,100            136,629
Direct General Corp.                                   11,200            359,520
Infinity Property & Casualty Corp.                     14,000            492,800
LandAmerica Financial Group, Inc.                      20,900          1,127,137
Midland Co.                                             9,500            297,065
Navigators Group, Inc. (The) (b)                        2,900             87,319
Nymagic, Inc.                                           4,800            121,440
PMA Capital Corp., Class A (b)                        104,800          1,084,680
ProAssurance Corp. (b)                                 63,800          2,495,218
RLI Corp.                                               8,800            365,816
Safety Insurance Group, Inc.                           19,000            591,850
Selective Insurance Group, Inc.                        19,000            840,560
State Auto Financial Corp.                              7,300            188,705
Stewart Information Services Corp.                     31,900          1,328,635
Tower Group, Inc.                                     159,600          1,915,200
Zenith National Insurance Co.                          30,200          1,505,168
                                                                 ---------------
                                                                      13,476,557
                                                                 ---------------
Internet Software/Services (1.0%)
Art Technology Group, Inc. (b)                        507,000            760,500
Ask Jeeves, Inc. (b)                                   96,400          2,578,700
CNET Networks, Inc. (b)                               221,400          2,486,322
Harris Interactive, Inc. (b)                            5,800             45,820
Redback Networks, Inc. (b)                             14,500             77,720
Safeguard Scientifics, Inc. (b)                        26,000             55,120
Webmethods, Inc. (b)                                  320,600          2,311,526
                                                                 ---------------
                                                                       8,315,708
                                                                 ---------------
Investment Banks/Brokers (2.4%)
Affiliated Managers Group, Inc. (b)                    45,050          3,051,687
American Capital Strategies Ltd.                      105,900          3,531,765
E*TRADE Group, Inc. (b)                               138,100          2,064,595
Friedman, Billings, Ramsey Group, Inc.                160,505          3,112,192
Greenhill & CO Inc.                                    21,080            604,996
Labranche & Co., Inc. (b)                             234,500          2,101,120
National Financial Partners                            56,300          2,184,440
Piper Jaffray Cos. (b)                                 65,000          3,116,750
Technology Investment Capital Corp.                    43,562            653,866
                                                                 ---------------
                                                                      20,421,411
                                                                 ---------------
Lasers -- System/Components (0.5%)
Coherent, Inc. (b)                                     61,100          1,859,884
Cymer, Inc. (b)                                        63,600          1,878,744
Electro Scientific Industries, Inc. (b)                 9,911            195,841
                                                                 ---------------
                                                                       3,934,469
                                                                 ---------------
Leisure (0.6%)
Argosy Gaming Co. (b)                                   9,700            452,990
Callaway Golf Co.                                      52,500            708,750
K2, Inc. (b)                                           19,100            303,308
Multimedia Games, Inc. (b)                            205,200          3,233,952
Six Flags, Inc. (b)                                    25,900            139,083
                                                                 ---------------
                                                                       4,838,083
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Linen Supply & Related Items (0.2%)
Angelica Corp.                                         49,600   $      1,341,680
Unifirst Corp.                                         12,300            347,844
                                                                 ---------------
                                                                       1,689,524
                                                                 ---------------
Machinery (2.0%)
Applied Industrial Technologies, Inc.                  88,200          2,416,680
Astec Industries, Inc. (b)                              5,400             92,934
Cascade Corp.                                          29,900          1,194,505
Flowserve Corp. (b)                                    86,900          2,393,226
Gardner Denver Machinery, Inc. (b)                      1,800             65,322
JLG Industries, Inc.                                   65,700          1,289,691
Joy Global, Inc.                                       64,600          2,805,578
Kadant, Inc. (b)                                        1,800             36,900
Kennametal, Inc.                                        8,700            432,999
Lufkin Industries, Inc.                                14,400            574,675
NACCO Industries, Inc., Class A                         5,500            579,700
Regal-Beloit Corp.                                     12,300            351,780
Sauer-Danfoss, Inc.                                    14,000            305,340
Tecumseh Products Co.                                  30,900          1,477,020
Thomas Industries, Inc.                                25,800          1,029,936
Wabtec Corp.                                           84,600          1,803,672
                                                                 ---------------
                                                                      16,849,958
                                                                 ---------------
Manufacturing (1.8%)
A.O. Smith Corp.                                       11,700            350,298
Actuant Corp. (b)                                      11,700            610,155
Acuity Brands, Inc.                                    19,100            607,380
Ameron International Corp.                              7,000            265,300
Barnes Group, Inc.                                     31,000            821,810
Carlisle Cos., Inc.                                    44,000          2,856,480
ESCO Technologies, Inc. (b)                             6,700            513,555
Gerber Scientific, Inc. (b)                            51,700            393,437
Griffon Corp. (b)                                      18,700            504,900
Harsco Corp.                                           25,800          1,438,092
Jacuzzi Brands, Inc. (b)                               51,100            444,570
Oshkosh Truck Corp.                                    67,580          4,621,120
Quanex Corp.                                           19,800          1,357,686
Tower Automotive, Inc. (b)                             26,900             64,291
Walter Industries, Inc.                                26,400            890,472
                                                                 ---------------
                                                                      15,739,546
                                                                 ---------------
Marketing Services (0.0%)
aQuantive, Inc. (b)                                    15,600            139,464
E.Piphany, Inc. (b)                                    11,700             56,511
                                                                 ---------------
                                                                         195,975
                                                                 ---------------
Medical & Dental Instruments & Supplies (1.3%)
Closure Medical Corp. (b)                              13,756            268,242
CONMED Corp. (b)                                       22,700            645,134
CTI Molecular Imaging, Inc. (b)                         9,600            136,224
Invacare Corp.                                          2,200            101,772
Kensey Nash Corp. (b)                                  51,600          1,781,748
Kyphon, Inc. (b)                                       12,300            316,848
Neurometrix, Inc. (b)                                  23,700            278,475
Palatin Technologies, Inc. (b)                          8,500             22,610

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT SMALL CAP VALUE FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Medical & Dental Instruments & Supplies (continued)
PSS World Medical, Inc. (b)                            28,800   $        360,432
Quidel Corp. (b)                                      627,450          3,187,446
Sola International, Inc. (b)                           28,200            776,628
STERIS Corp. (b)                                       69,000          1,636,680
Surmodics, Inc. (b)                                     1,100             35,761
Viasys Healthcare, Inc. (b)                            45,000            855,000
Wilson Greatbatch Technologies, Inc. (b)               39,900            894,558
                                                                 ---------------
                                                                      11,297,558
                                                                 ---------------
Medical -- Biomedical/Genetic (0.4%)
Adeza Biomedical Corp. (b)                             20,220            354,861
Bio-Rad Laboratories, Inc., Class A (b)                 7,900            453,223
Celera Genomics Group (b)                              10,400            143,000
Cell Genesys, Inc. (b)                                  7,000             56,700
Cytokinetics, Inc. (b)                                 21,600            221,400
Genelabs Technologies (b)                             110,055            132,066
Human Genome Sciences, Inc. (b)                        26,700            320,934
Protein Design Labs, Inc. (b)                          87,100          1,799,486
SuperGen, Inc. (b)                                     44,200            311,610
                                                                 ---------------
                                                                       3,793,280
                                                                 ---------------
Medical Information Systems (0.5%)
Computer Programs & Systems, Inc.                      12,800            296,320
NDCHealth Corp.                                        90,900          1,689,831
PER-SE Technologies, Inc. (b)                         140,800          2,228,864
                                                                 ---------------
                                                                       4,215,015
                                                                 ---------------
Metals (0.9%)
Circor International, Inc.                             11,900            275,604
Commercial Metals Co.                                  60,100          3,038,656
Kaydon Corp.                                           58,700          1,938,274
Mine Safety Appliances Co.                             12,400            628,680
NN, Inc.                                               25,500            336,855
Penn Energineering &
Manufacturing Corp.                                     6,600            119,460
Ryerson Tull, Inc.                                     28,400            447,300
Valmont Industries, Inc.                               31,000            778,410
                                                                 ---------------
                                                                       7,563,239
                                                                 ---------------
Music (0.0%)
Steinway Musical Instruments, Inc. (b)                 12,800            370,432
                                                                 ---------------
Networking Products (0.7%)
Adaptec, Inc. (b)                                      67,600            513,084
Anixter International, Inc.                            15,100            543,449
Computer Network Technology Corp. (b)                 127,992            908,743
Enterasys Networks, Inc. (b)                          490,500            882,900
Foundry Networks, Inc. (b)                             49,700            654,052
Hypercom Corp. (b)                                      8,700             51,504
Safenet, Inc. (b)                                      61,545          2,261,164
                                                                 ---------------
                                                                       5,814,896
                                                                 ---------------
Office Equipment & Services (0.1%)
Global Imaging Systems, Inc. (b)                        1,800             71,100
Imagistics International, Inc (b)                      17,200            578,952
                                                                 ---------------
                                                                         650,052
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Oil & Gas (6.5%)
Airgas, Inc.                                           78,800   $      2,088,988
Cal Dive International, Inc. (b)                        4,300            175,225
Cascade Natural Gas Corp.                              11,800            250,160
Chesapeake Energy Corp.                               204,700          3,377,550
Cimarex Energy Co. (b)                                 11,400            432,060
Comstock Resources, Inc. (b)                           22,500            496,125
Denbury Resources, Inc. (b)                            36,700          1,007,415
Energen Corp.                                          26,900          1,585,755
Energy Partners Ltd. (b)                               12,800            259,456
Global Industries Ltd. (b)                            234,600          1,944,834
Grant Prideco, Inc. (b)                               105,400          2,113,270
Hanover Compressor Co. (b)                             12,300            173,799
Houston Exploration Co. (b)                            14,500            816,495
KCS Energy, Inc. (b)                                  235,000          3,473,300
Key Energy Services, Inc. (b)                         622,755          7,348,508
Lone Star Technologies, Inc. (b)                      131,900          4,413,374
Magnum Hunter Resources, Inc. (b)                      67,400            869,460
Meridian Resource Corp. (b)                           489,700          2,962,685
National-Oilwell, Inc. (b)                             80,500          2,840,845
New Jersey Resources Corp.                             42,800          1,854,952
Newfield Exploration Co. (b)                           38,300          2,261,615
Northwest Natural Gas Co.                               4,800            161,952
Oceaneering International, Inc. (b)                     8,800            328,416
Oil States International, Inc. (b)                     27,300            526,617
Parker Drilling Co. (b)                               577,000          2,267,610
Patterson-UTI Energy, Inc.                            190,900          3,713,005
Range Resources Corp.                                  77,710          1,589,947
RPC Energy Services, Inc.                              21,200            532,544
South Jersey Industries, Inc.                          23,800          1,250,928
Stone Energy Corp. (b)                                 19,100            861,219
Swift Energy Co. (b)                                   36,400          1,053,416
Tesoro Petroleum Corp. (b)                             49,200          1,567,512
Todco (b)                                              28,100            517,602
Universal Compression Holdings (b)                      9,700            338,627
Veritas DGC, Inc. (b)                                  19,800            443,718
Vintage Petroleum, Inc.                                40,500            918,945
                                                                 ---------------
                                                                      56,817,929
                                                                 ---------------
Paints & Coatings (0.0%)
Kronos Worldwide, Inc.                                    432             17,604
                                                                 ---------------
Paper & Related Products (0.5%)
Glatfelter                                            185,500          2,834,440
Rock-Tenn Co.                                          11,100            168,276
Schweitzer-Mauduit International, Inc.                 26,400            896,280
Wausau-Mosinee Paper Corp.                             35,000            625,100
                                                                 ---------------
                                                                       4,524,096
                                                                 ---------------
Pharmacy Services (0.4%)
Accredo Health, Inc. (b)                               27,350            758,142
Omnicare, Inc.                                         87,700          3,036,174
                                                                 ---------------
                                                                       3,794,316
                                                                 ---------------
Private Corrections (0.0%)
Geo Group, Inc. (The) (b)                              11,300            300,354
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT SMALL CAP VALUE FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Publishing (0.6%)
Banta Corp.                                            68,300   $      3,057,108
Journal Register Co. (b)                                9,700            187,501
Proquest Co. (b)                                       45,125          1,340,213
Pulitzer, Inc.                                          6,400            415,040
                                                                 ---------------
                                                                       4,999,862
                                                                 ---------------
Railroads (0.1%)
Genesee & Wyoming, Inc. (b)                            30,900            869,217
                                                                 ---------------
Real Estate (0.1%)
HomeStore.com, Inc. (b)                                72,300            219,069
Jones Lang Lasalle, Inc. (b)                           13,400            501,294
                                                                 ---------------
                                                                         720,363
                                                                 ---------------
Real Estate Investment Trusts (6.4%)
Affordable Residential Communities                     35,500            509,425
Alexandria Real Estate Equities, Inc.                   9,400            699,548
AMB Property Corp.                                     53,100          2,144,709
American Financial Realty Trust                       284,100          4,596,737
American Home Mortgage Investment Corp.                46,389          1,588,823
Anthracite Capital, Inc.                              101,100          1,249,596
Ashford Hospitality Trust                             286,300          3,112,081
Associated Estates Realty Corp.                        31,600            322,952
Bedford Property Investors, Inc.                       23,800            676,158
Capital Automotive                                     36,900          1,310,873
Capital Trust, Inc., Class A                            9,500            291,745
CarrAmerica Realty Corp.                              101,800          3,359,400
CBL & Associates Properties, Inc.                      28,900          2,206,515
Crescent Real Estate Equities Co.                      14,100            257,466
Eagle Hospitality Properties Trust, Inc. (b)          209,910          2,162,073
Eagle Materials, Inc.                                   5,500            474,925
Equity Inns, Inc.                                     119,300          1,400,582
Gables Residential Trust                               46,500          1,664,235
Government Properties Trust                            31,400            309,604
Highwood Properties, Inc.                              31,800            880,860
Impac Mortgage Holdings                                42,100            954,407
InnKeepers USA Trust                                   89,000          1,263,800
La Quinta Corp. (b)                                    13,000            118,170
Lasalle Hotel Properties                               19,100            607,953
Lexington Corporate Properties Trust                   85,600          1,932,848
LTC Properties, Inc.                                   35,400            704,814
MeriStar Hospitality Corp. (b)                        138,900          1,159,815
MFA Mortgage Investments, Inc.                         29,100            256,662
Mid-America Apartment Communities, Inc.                57,100          2,353,662
National Health Investors, Inc.                        52,100          1,520,278
Nationwide Health Properties, Inc.                    117,700          2,795,375
Novastar Financial, Inc.                               12,800            633,600
Parkway Properties, Inc.                               12,800            649,600
Pennsylvania Real Estate Investment Trust              35,800          1,532,240
Prentiss Properties Trust                              37,900          1,447,780
Rait Investment Trust                                  40,200          1,124,394

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Saul Centers, Inc.                                     25,100   $        960,075
Saxon Capital, Inc.                                    89,700          2,151,903
Senior Housing Properties Trust                        53,700          1,017,078
Sun Communities, Inc.                                  22,500            905,625
Taubman Centers, Inc.                                  17,300            518,135
Urstadt Biddle Properties, Class A                      5,500             93,775
Ventas, Inc.                                           35,100            962,091
Winston Hotels                                         34,100            402,721
                                                                 ---------------
                                                                      55,285,108
                                                                 ---------------
Rental Auto/Equipment (0.3%)
Aaron Rents, Inc.                                      32,050            801,250
Dollar Thrifty Automotive Group, Inc. (b)              23,500            709,700
Rent-A-Center, Inc. (b)                                39,000          1,033,500
Rent-Way, Inc. (b)                                     34,400            275,544
                                                                 ---------------
                                                                       2,819,994
                                                                 ---------------
Research & Development (0.1%)
PAREXEL International Corp. (b)                         8,500            172,550
URS Corp. (b)                                          12,800            410,880
                                                                 ---------------
                                                                         583,430
                                                                 ---------------
Restaurants (0.8%)
Bob Evans Farms                                         1,800             47,052
Jack in the Box, Inc. (b)                              84,000          3,097,080
Krispy Kreme Doughnuts, Inc. (b)                      107,000          1,348,200
Landry's Seafood Restaurants, Inc.                     41,000          1,191,460
Papa John's International, Inc. (b)                     7,300            251,412
Ruby Tuesday, Inc.                                     28,700            748,496
Ryans Restaurant Group, Inc. (b)                        6,400             98,688
                                                                 ---------------
                                                                       6,782,388
                                                                 ---------------
Retail (5.5%)
Abercrombie & Fitch Co.                                17,800            835,710
Aeropostale, Inc. (b)                                  19,300            567,999
AnnTaylor Stores Corp. (b)                            185,700          3,998,120
Bombay Co., Inc. (b)                                  108,200            598,346
Brown Shoe Co., Inc.                                   13,400            399,722
Casey's General Stores, Inc.                           11,600            210,540
Cash America International, Inc.                       53,700          1,596,501
Charming Shoppes, Inc. (b)                            118,100          1,106,597
Circuit City Stores, Inc.                             244,700          3,827,107
Cole (Kenneth) Productions, Inc.                       11,400            351,804
Cost Plus, Inc. (b)                                    46,000          1,477,980
CSK Auto Corp. (b)                                    132,200          2,213,028
Dollar Tree Stores, Inc. (b)                          109,900          3,151,932
Dress Barn, Inc. (b)                                   18,900            332,640
Finish Line (The), Class A                             96,000          1,756,800
Finlay Enterprises, Inc. (b)                           50,800          1,005,332
Gamestop Corp., Class A (b)                             8,200            183,352
Gander Mountain Co. (b)                                79,100          1,014,853
Genesco, Inc. (b)                                      87,900          2,737,206
Goody's Family Clothing, Inc.                           7,900             72,206
Great Atlantic & Pacific Tea Co., Inc.
(The) (b)                                              14,400            147,600

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT SMALL CAP VALUE FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Retail (continued)
Hollywood Entertainment Corp. (b)                      31,800   $        416,262
Insight Enterprises, Inc. (b)                          44,100            904,932
J. Jill Group, Inc. (b)                                10,100            150,389
Jo-Ann Stores, Inc. (b)                                15,100            415,854
Linen 'n Things, Inc. (b)                              83,700          2,075,760
Men's Wearhouse, Inc. (The) (b)                        13,400            428,264
Movado Group, Inc.                                     10,500            195,825
Movie Gallery, Inc.                                    78,385          1,494,802
Pathmark Stores, Inc. (b)                              17,700            102,837
Payless Shoesource, Inc. (b)                           31,400            386,220
PC Connection (b)                                       3,700             35,224
Pep Boys-Manny, Moe & Jack                             26,400            450,648
Ross Stores, Inc.                                      22,400            646,688
Saks, Inc.                                            102,100          1,481,471
Select Comfort Corp. (b)                               58,300          1,045,902
ShopKo Stores, Inc. (b)                                42,300            790,164
Smart & Final, Inc. (b)                                14,500            208,655
Sonic Automotive, Inc.                                  5,500            136,400
Sports Authority, Inc. (The) (b)                       90,450          2,329,088
Stage Stores, Inc. (b)                                 12,500            519,000
Systemax, Inc. (b)                                     22,700            166,618
TBC Corp. (b)                                          42,900          1,192,620
Too, Inc. (b)                                          21,100            516,106
Winn-Dixie Stores, Inc.                                62,900            286,195
World Fuel Services Corp.                               5,100            253,980
Zale Corp. (b)                                        100,000          2,987,000
                                                                 ---------------
                                                                      47,202,279
                                                                 ---------------
Rubber / Tires (0.2%)
Cooper Tire & Rubber Co.                                8,000            172,400
Goodyear Tire & Rubber Co. (b)                         90,100          1,320,866
                                                                 ---------------
                                                                       1,493,266
                                                                 ---------------
Savings & Loans (2.2%)
Bankatlantic Bancorp, Inc.                            217,220          4,322,678
Commercial Capital Bancorp                             12,366            286,644
Commercial Federal Corp.                               11,300            335,723
Dime Community Bancshares                              17,550            314,321
First Financial Holdings, Inc.                          5,300            173,522
First Niagara Financial Group, Inc.                    13,239            184,684
FirstFed Financial Corp. (b)                           11,300            586,131
Flagstar Bancorp                                       21,400            483,640
Franklin Bank Corp. (b)                               128,740          2,349,505
Hudson River Bancorp                                   42,300            837,117
Independence Community Bank Corp.                      66,000          2,810,280
ITLA Capital Corp. (b)                                  5,100            299,829
MAF Bancorp, Inc.                                      19,543            875,917
Ocwen Financial Corp. (b)                              21,900            209,364
Partners Trust Financial Group                         14,600            170,090
Sterling Financial Corp. (b)                           41,970          1,647,742
Tierone Corp.                                          16,500            410,025
Webster Financial Corp.                                47,800          2,420,592
WSFS Financial Corp.                                    8,500            512,720
                                                                 ---------------
                                                                      19,230,524
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Schools (1.7%)
Career Education Corp. (b)                            234,500   $      9,380,000
Corinthian Colleges, Inc. (b)                         280,800          5,291,676
                                                                 ---------------
                                                                      14,671,676
                                                                 ---------------
Semiconductors (4.7%)
Actel Corp. (b)                                         7,300            128,042
Agere Sysems, Inc. (b)                              1,058,600          1,450,282
Atmel Corp. (b)                                     1,757,287          6,888,564
ATMI, Inc. (b)                                         22,648            510,259
August Technology Corp. (b)                           179,900          1,894,347
Axcelis Technologies, Inc. (b)                        518,100          4,212,153
Bookham, Inc. (b)                                     220,850          1,068,914
Brooks Automation, Inc. (b)                           159,300          2,743,146
Cohu, Inc.                                              9,900            183,744
Conexant Systems, Inc. (b)                            600,400          1,194,796
Credence Systems Corp. (b)                            107,200            980,880
Dsp Group, Inc. (b)                                    12,300            274,659
DuPont Photomasks, Inc. (b)                             3,400             89,794
ESS Technology, Inc. (b)                                3,700             26,307
Exar Corp. (b)                                          7,700            109,263
Fairchild Semiconductor Corp. (b)                     275,575          4,480,850
Intergrated Silicon Solution (b)                       16,100            132,020
Lattice Semiconductor Corp. (b)                       248,700          1,417,590
LTX Corp. (b)                                         590,400          4,540,176
Mattson Technology, Inc. (b)                           69,600            783,696
MKS Instruments, Inc. (b)                               6,000            111,300
On Semiconductor Corp. (b)                             35,000            158,900
Photronics, Inc. (b)                                  128,100          2,113,650
SIPEX Corp. (b)                                        66,900            313,092
Skyworks Solutions, Inc. (b)                           29,100            274,413
Standard Microsystems Corp. (b)                        37,800            673,974
Vitesse Semiconductor Corp. (b)                        26,300             92,839
Zoran Corp. (b)                                       259,700          3,007,326
                                                                 ---------------
                                                                      39,854,976
                                                                 ---------------
Steel (1.7%)
AK Steel Holding Corp. (b)                             69,900          1,011,453
Allegheny Technologies, Inc.                          153,800          3,332,846
NS Group, Inc. (b)                                     12,800            355,840
Reliance Steel & Aluminum Co.                          31,400          1,223,344
Schnitzer Steel Industries, Inc.                        8,400            285,012
Shaw Group, Inc. (b)                                  169,670          3,028,610
Steel Dynamics                                         46,800          1,772,784
United States Steel Corp.                              39,100          2,003,875
Wheeling-Pittsburgh Corp. (b)                          42,000          1,618,680
                                                                 ---------------
                                                                      14,632,444
                                                                 ---------------
Telecommunications (1.8%)
Arris Group, Inc. (b)                                 299,500          2,108,480
Asiainfo Holdings, Inc. (b)                             6,400             38,144
Broadwing Corp. (b)                                    21,180            192,950
C-COR.net Corp. (b)                                     6,100             56,730
Comtech Telecommunications (b)                         37,100          1,395,331
Ditech Communications Corp. (b)                        14,000            209,300

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT SMALL CAP VALUE FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Telecommunications (continued)
Dobson Communications Corp., Class A (b)            1,742,700   $      2,997,444
General Communication, Inc. (b)                        19,800            218,592
ITC Deltacom, Inc. (b)                                 53,000             90,630
MRV Communications, Inc. (b)                           44,200            162,214
NII Holdings, Inc. (b)                                 46,800          2,220,660
North Pittsburgh Systems, Inc.                          9,700            239,881
Primus Telecommunications Group, Inc. (b)              39,600            125,928
Ptek Holdings, Inc. (b)                               125,000          1,338,750
Sycamore Networks, Inc. (b)                            31,200            126,672
Talk America Holdings, Inc. (b)                        18,500            122,470
UbiquiTel, Inc. (b)                                   484,750          3,451,420
                                                                 ---------------
                                                                      15,095,596
                                                                 ---------------
Textiles (0.5%)
G & K Services, Inc.                                   15,900            690,378
Kellwood Co.                                           86,600          2,987,700
Quiksilver, Inc. (b)                                   15,800            470,682
Tommy Hilfiger Corp. (b)                               19,900            224,472
                                                                 ---------------
                                                                       4,373,232
                                                                 ---------------
Therapeutics (0.1%)
Avanir Pharmaceuticals, Class A (b)                   191,500            653,015
Sciclone Pharmaceuticals (b)                           39,600            146,520
United Therapeutics Corp. (b)                          10,100            456,015
                                                                 ---------------
                                                                       1,255,550
                                                                 ---------------
Tobacco (0.2%)
DIMON, Inc.                                            20,900            140,448
Universal Corp.                                        41,400          1,980,576
                                                                 ---------------
                                                                       2,121,024
                                                                 ---------------
Toys (0.4%)
JAKKS Pacific, Inc. (b)                                 7,600            168,036
Marvel Enterprises, Inc. (b)                          153,300          3,139,584
                                                                 ---------------
                                                                       3,307,620
                                                                 ---------------
Transportation (3.1%)
AMERCO (b)                                              6,300            289,674
Arkansas Best Corp.                                     6,500            291,785
Central Freight Lines, Inc. (b)                        79,800            502,740
Covenant Transport, Inc., Class A (b)                  12,300            256,086
Gatx Corp.                                             29,500            872,020
Greenbrier Cos., Inc.                                   7,300            247,105
Interpool, Inc.                                        13,300            319,200
Kirby Corp. (b)                                        54,010          2,396,964
Laidlaw International (b)                              86,900          1,859,660
Offshore Logistics, Inc. (b)                           69,200          2,246,924
Overnite Corp.                                         17,100            636,804

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Transportation (continued)
Overseas Shipholding Group, Inc.                       16,900   $        932,880
RailAmerica, Inc. (b)                                 166,981          2,179,102
Scs Transportation, Inc. (b)                           50,700          1,184,859
Swift Transportation Co., Inc. (b)                    109,980          2,362,370
Tidewater, Inc.                                        98,200          3,496,902
U.S. Xpress Enterprises, Inc. (b)                      82,000          2,402,600
USF Corp.                                              55,600          2,110,020
Werner Enterprises, Inc.                               25,300            572,792
Yellow Roadway Corp. (b)                               21,200          1,181,052
                                                                 ---------------
                                                                      26,341,539
                                                                 ---------------
Travel Services (0.0%)
Navigant International, Inc. (b)                       20,600            250,702
                                                                 ---------------
Utilities (4.5%)
American States Water Co.                               7,300            189,800
Atmos Energy Corp.                                     11,700            319,995
Avista Corp.                                           28,200            498,294
Black Hills Corp.                                       8,500            260,780
California Water Service Group                         18,700            704,055
CH Energy Group, Inc.                                  14,000            672,700
Charter Communications, Inc. (b)                      108,800            243,712
Cincinnati Bell, Inc. (b)                             166,000            688,900
Cleco Corp.                                            20,900            423,434
CMS Energy Corp. (b)                                  128,700          1,344,915
Commonwealth Telephone Enterprises, Inc. (b)            6,400            317,824
CT Communications, Inc.                                42,800            526,440
El Paso Electric Co. (b)                               49,100            929,954
Idacorp, Inc.                                          22,900            700,053
Insight Communications Co., Inc. (b)                   25,100            232,677
PNM Resource, Inc.                                    174,350          4,409,312
Questar Corp.                                          67,200          3,424,512
Sierra Pacific Resources (b)                          167,700          1,760,850
SJW Corp.                                               2,000             72,800
Southern Union Co. (b)                                 61,200          1,467,576
Southwest Gas Corp.                                    49,900          1,267,460
Southwestern Energy Co. (b)                            53,700          2,722,053
Time Warner Telecom, Inc. (b)                          30,200            131,672
Uil Holdings Corp.                                      7,700            395,010
UniSource Energy Corp.                                 58,800          1,417,668
Westar Energy, Inc.                                   141,700          3,240,679
Western Gas Resources, Inc.                           108,400          3,170,700
Wisconsin Energy Corp.                                100,600          3,391,226
WPS Resources Corp.                                    65,100          3,252,396
                                                                 ---------------
                                                                      38,177,447
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT SMALL CAP VALUE FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Waste Management (0.3%)
Waste Connections, Inc. (b)                            80,300   $      2,750,275
                                                                 ---------------
Wire and Cable Products (0.1%)
Encore Wire Corp. (b)                                  19,650            261,935
General Cable Corp. (b)                                16,800            232,680
                                                                 ---------------
                                                                         494,615
                                                                 ---------------
Wireless Equipment (0.2%)
REMEC, Inc. (b)                                       204,200          1,472,282
                                                                 ---------------
TOTAL COMMON STOCKS                                                  835,343,114
                                                                 ---------------
CASH EQUIVALENTS (2.6%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds and
U.S. Government Securities in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price
$21,945,960)                                 $     21,941,901         21,941,901
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                21,941,901
                                                                 ---------------
U.S. TREASURY NOTES (0.1%)
United States Treasury Note, 1.88%,
11/30/05 (c)                                          530,000            525,860
                                                                 ---------------
TOTAL U.S. TREASURY NOTES                                                525,860
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
WARRANTS (0.0%)
ELECTRICAL EQUIPMENT (0.0%)
Del Global Tech Corp.                        $             66   $             69
                                                                 ---------------
TOTAL WARRANTS                                                                69
                                                                 ---------------
TOTAL INVESTMENTS
(COST $757,426,872) (A) -- 100.1%                                    857,810,944
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                       (1,044,224)
                                                                 ---------------
NET ASSETS -- 100.0%                                        $        856,766,720
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)      Denotes a non-income producing security.

(c)      Collateral for futures.

ADR      American Depositary Receipt

CA       Canada

IE       Ireland

At December 31, 2004 the Fund's open futures contracts were as follows:


                                                                                                      MARKET VALUE     UNREALIZED
NUMBER OF                                                                LONG                          COVERED BY     APPRECIATION/
CONTRACTS                                                             CONTRACTS         EXPIRATION     CONTRACTS     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
29                                                               Russell 2000 Future     03/18/05      $9,482,275       $324,934


See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT SMALL CAP GROWTH FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCK (94.6%)
Advertising Services (2.9%)
Getty Images, Inc. (b)                                 33,750   $      2,323,688
Greenfield Online, Inc. (b)                            53,255          1,171,077
Ventiv Health, Inc. (b)                                71,772          1,458,407
                                                                 ---------------
                                                                       4,953,172
                                                                 ---------------
Aerospace / Defense (0.4%)
Innovative Solutions & Support, Inc. (b)                7,482            249,600
MTC Technologies, Inc. (b)                             13,032            437,484
                                                                 ---------------
                                                                         687,084
                                                                 ---------------
Auto Parts & Equipment (3.6%)
A.S.V., Inc. (b)                                       22,204          1,063,572
Gentex Corp.                                           58,700          2,173,073
LKQ Corp. (b)                                          52,697          1,057,629
O'Reilly Automotive, Inc. (b)                          44,700          2,013,735
                                                                 ---------------
                                                                       6,308,009
                                                                 ---------------
Beverages (1.2%)
Hansen Natural Corp. (b)                               56,899          2,071,693
                                                                 ---------------
Building Products (0.5%)
Trex Co., Inc. (b)                                     17,679            927,087
                                                                 ---------------
Casinos & Gambling (0.9%)
Scientific Games Corp. (b)                             62,700          1,494,768
                                                                 ---------------
Commercial Services (1.3%)
CoStar Group, Inc. (b)                                 19,300            891,274
Vertrue Inc. (b)                                       34,150          1,289,846
                                                                 ---------------
                                                                       2,181,120
                                                                 ---------------
Computer Software & Services (9.8%)
Altiris, Inc. (b)                                      59,924          2,123,107
Avid Technology, Inc. (b)                              34,000          2,099,500
Catapult Communications Corp. (b)                      14,770            356,843
Cerner Corp. (b)                                       49,650          2,639,891
EPIQ Systems, Inc. (b)                                 44,910            657,482
Infocrossing, Inc. (b)                                 24,555            415,716
Intergraph Corp. (b)                                   29,100            783,663
Ixia (b)                                               67,316          1,131,582
M-Systems Flash Disk Pioneers Ltd. (b)                 53,323          1,051,530
Merge Technologies, Inc. (b)                           54,641          1,215,762
MicroStrategy, Inc. (b)                                23,100          1,391,775
Mobility Electronics, Inc. (b)                        103,497            888,004
Synaptics, Inc. (b)                                    45,059          1,377,904
Travelzoo, Inc. (b)                                    10,000            954,300
                                                                 ---------------
                                                                      17,087,059
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Construction (0.6%)
Desarrolladora Homex SA de CV (b)                      44,893   $      1,061,719
                                                                 ---------------
Construction & Engineering (0.8%)
Chicago Bridge & Iron Co.                              35,600          1,424,000
                                                                 ---------------
Consulting Services (0.7%)
RightNow Technologies, Inc. (b)                        76,945          1,242,662
                                                                 ---------------
Distribution (1.4%)
Central European Distribution Corp. (b)                81,111          2,396,019
                                                                 ---------------
E-Marketing & Information (2.7%)
aQuantive, Inc. (b)                                   205,202          1,834,506
Digital River, Inc. (b)                                31,702          1,319,120
ValueClick, Inc. (b)                                  111,354          1,484,349
                                                                 ---------------
                                                                       4,637,975
                                                                 ---------------
Education (1.6%)
ITT Educational Services, Inc. (b)                     59,700          2,838,735
                                                                 ---------------
Educational Software (0.5%)
Blackboard, Inc. (b)                                   55,500            821,955
                                                                 ---------------
Electronics (1.3%)
Cree, Inc. (b)                                         58,050          2,326,644
                                                                 ---------------
Entertainment Software (1.0%)
Take-Two Interactive Software, Inc. (b)                48,260          1,678,965
                                                                 ---------------
Environmental (0.8%)
Stericycle, Inc. (b)                                   30,720          1,411,584
                                                                 ---------------
Financial (3.7%)
Chicago Mercantile Exchange                             9,009          2,060,358
China Finance Online Co. (b)                           33,779            372,245
Euronet Worldwide, Inc. (b)                            65,297          1,699,028
Financial Federal Corp. (b)                            60,050          2,353,960
                                                                 ---------------
                                                                       6,485,591
                                                                 ---------------
Financial Services (5.0%)
City National Corp.                                    13,200            932,580
Corporate Executive Board Co. (The )                   37,900          2,537,026
FactSet Research Systems, Inc.                         42,450          2,480,778
Portfolio Recovery Associates, Inc. (b)                30,726          1,266,526
Southwest Bancorp of Texas, Inc.                       61,200          1,425,348
                                                                 ---------------
                                                                       8,642,258
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT SMALL CAP GROWTH FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Food & Beverage (0.8%)
J.M. Smucker Co. (The)                                 30,500   $      1,435,635
                                                                 ---------------
Healthcare Services (8.3%)
American Healthways, Inc. (b)                         105,932          3,499,992
AmSurg Corp. (b)                                       94,900          2,803,346
Dendrite International, Inc. (b)                      144,800          2,809,120
HealthExtras, Inc. (b)                                 34,230            557,949
Odyssey Healthcare, Inc. (b)                          137,200          1,876,896
ResMed, Inc. (b)                                       20,800          1,062,880
VISX, Inc. (b)                                         74,550          1,928,609
                                                                 ---------------
                                                                      14,538,792
                                                                 ---------------
Instruments -- Control (0.2%)
BEI Technologies, Inc.                                 11,576            357,467
                                                                 ---------------
Internet (6.4%)
Ask Jeeves, Inc. (b)                                   18,647            498,807
Audible, Inc. (b)                                      39,285          1,023,374
Checkfree Corp. (b)                                    84,006          3,198,948
Ctrip.com International Ltd. ADR-KY (b)                29,065          1,337,571
eLong Inc. (b)                                         47,558            886,957
Netease.com, Inc. ADR -- KY (b)                        20,815          1,099,656
RADVision Ltd. (b)                                     52,356            706,806
Safenet, Inc. (b)                                      42,590          1,564,757
Sohu.com, Inc. (b)                                     21,715            384,573
Stamps.com, Inc.                                       27,200            430,848
                                                                 ---------------
                                                                      11,132,297
                                                                 ---------------
Lawn & Garden Services (0.8%)
Scotts Co. (The) (b)                                   17,800          1,308,656
                                                                 ---------------
Machinery, Equipment, & Supplies (1.1%)
Gehl Co. (b)                                           19,097            445,915
JLG Industries, Inc.                                    9,066            177,966
TurboChef Technologies, Inc. (b)                       56,696          1,297,196
                                                                 ---------------
                                                                       1,921,077
                                                                 ---------------
Medical (4.6%)
Advanced Neuromodulation Systems, Inc. (b)              6,961            274,681
Angiotech Pharmaceuticals, Inc. (b)                    37,400            690,030
Centene Corp. (b)                                      41,804          1,185,143
Epix Medical, Inc. (b)                                 56,400          1,010,124
Kyphon, Inc. (b)                                       39,821          1,025,789
LCA-Vision, Inc.                                      110,954          2,595,203
Lifecell Corp. (b)                                     74,290            759,244
Psychiatric Solutions, Inc. (b)                        11,600            424,096
                                                                 ---------------
                                                                       7,964,310
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Medical Products (3.2%)
Arthrocare Corp. (b)                                   30,832   $        988,474
Kensey Nash Corp. (b)                                  28,811            994,844
Laserscope (b)                                         27,500            987,525
Martek Biosciences Corp. (b)                           32,700          1,674,240
Third Wave Technologies (b)                            86,385            742,911
Vnus Medical Technologies (b)                          18,373            248,403
                                                                 ---------------
                                                                       5,636,397
                                                                 ---------------
Miscellaneous Manufacturing (1.5%)
Ceradyne, Inc. (b)                                     46,163          2,640,985
                                                                 ---------------
Oil & Gas (3.2%)
Carrizo Oil & Gas, Inc. (b)                           125,549          1,418,704
Newfield Exploration Co. (b)                           31,050          1,833,502
Petroleum Development Corp. (b)                        14,161            546,190
Veritas DGC, Inc. (b)                                  34,411            771,151
Whiting Petroleum Corp. (b)                            33,585          1,015,946
                                                                 ---------------
                                                                       5,585,493
                                                                 ---------------
Pharmaceuticals (2.0%)
Able Laboratories, Inc. (b)                            26,170            595,368
Draxis Health, Inc. (b)                                 9,853             48,871
InKine Pharmaceutical Co., Inc. (b)                   102,506            556,608
Kos Pharmaceuticals, Inc. (b)                          25,518            960,497
Salix Pharmaceuticals, Inc. (b)                        22,642            398,273
USANA Health Sciences, Inc. (b)                        25,189            861,463
                                                                 ---------------
                                                                       3,421,080
                                                                 ---------------
Research & Development (1.3%)
SFBC International, Inc. (b)                           55,684          2,199,518
                                                                 ---------------
Resorts & Theme Parks (1.5%)
Vail Resorts, Inc. (b)                                112,200          2,515,524
                                                                 ---------------
Restaurants (0.6%)
Panera Bread Co., Class A (b)                          27,700          1,116,864
                                                                 ---------------
Retail (3.1%)
Build-A-Bear Workshop, Inc. (b)                        31,241          1,098,121
Chico's FAS, Inc. (b)                                  19,105            869,851
Deckers Outdoor Corp. (b)                              20,697            972,552
Fossil, Inc. (b)                                       65,250          1,673,010
Tuesday Morning Corp. (b)                              22,200            679,986
                                                                 ---------------
                                                                       5,293,520
                                                                 ---------------
Semiconductors (5.1%)
PowerDsine Ltd. (b)                                    79,186          1,086,432
Rudolph Technologies, Inc. (b)                         26,745            459,212
Sigmatel, Inc. (b)                                     30,059          1,067,996
Silicon Image, Inc. (b)                               147,766          2,432,228
Tessera Technologies, Inc. (b)                         80,193          2,983,982
Veeco Instruments, Inc. (b)                            40,715            857,865
                                                                 ---------------
                                                                       8,887,715
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                           GVIT SMALL CAP GROWTH FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Telecommunications (2.7%)
Applied Signal Technology, Inc.                        31,128   $      1,097,262
AudioCodes Ltd. (b)                                    64,743          1,075,381
Callwave, Inc. (b)                                     84,441          1,303,769
Ulticom, Inc. (b)                                      72,053          1,155,010
                                                                 ---------------
                                                                       4,631,422
                                                                 ---------------
Textiles (0.6%)
DHB Industries, Inc. (b)                               52,164            993,203
                                                                 ---------------
Therapeutics (2.4%)
Anika Therapeutics, Inc. (b)                           67,499            617,616
Bone Care International, Inc. (b)                      42,719          1,189,724
Connetics Corp. (b)                                    52,262          1,269,444
United Therapeutics Corp. (b)                          23,443          1,058,451
                                                                 ---------------
                                                                       4,135,235
                                                                 ---------------
Transportation (2.4%)
J.B. Hunt Transport Services, Inc.                     58,400          2,619,240
Kansas City Southern Industries, Inc. (b)              86,250          1,529,213
                                                                 ---------------
                                                                       4,148,453
                                                                 ---------------
Veterinary Diagnostics (0.4%)
VCA Antech, Inc. (b)                                   36,700            719,320
                                                                 ---------------
Wireless Equipment (1.7%)
Alvarion Ltd. (b)                                      68,012            903,199
Sierra Wireless, Inc. (b)                              55,942            989,055
ViaSat, Inc. (b)                                       40,577            984,804
                                                                 ---------------
                                                                       2,877,058
                                                                 ---------------
TOTAL COMMON STOCK                                                   164,138,120
                                                                 ---------------

Cash Equivalents (5.5%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds and
U.S. Government Securities in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price
$9,461,223)                                  $      9,459,473          9,459,473
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                 9,459,473
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (9.8%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds -
footnote 2 (Securities Lending)              $     17,143,263   $     17,143,263
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                     17,143,263
                                                                 ---------------
TOTAL INVESTMENTS (COST $151,259,583) (A) -- 109.9%                  190,740,856
LIABILITIES IN EXCESS
OF OTHER ASSETS -- (9.9)%                                            (17,292,323)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    173,448,533
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)      Denotes a non-income producing securities.

ADR      American Depositary Receipt

KY       Cayman Islands

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                      GARTMORE GVIT WORLDWIDE LEADERS FUND

             Schedule of Portfolio Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (97.1%)
Australia (6.6%)
Computer Software & Services (4.0%)
Computershare Ltd. (c)                                326,300   $      1,451,126
                                                                 ---------------
Real Estate (2.6%)
Lend Lease Corp. Ltd. (c)                              88,600            922,000
                                                                 ---------------
                                                                       2,373,126
                                                                 ---------------
Canada (2.0%)
Oil & Gas (2.0%)
Suncor Energy, Inc.                                    20,000            707,758
                                                                 ---------------
France (2.5%)
Automotive (2.5%)
Renault SA (c)                                         10,900            912,944
                                                                 ---------------
Germany (7.0%)
Banking (4.0%)
Deutsche Bank AG (c)                                   16,300          1,451,088
                                                                 ---------------
Manufacturing (3.0%)
Siemens AG (c)                                         12,800          1,083,562
                                                                 ---------------
                                                                       2,534,650
                                                                 ---------------
Greece (1.1%)
Gambling (1.1%)
OPAP SA (c)                                            14,000            387,333
                                                                 ---------------
Hong Kong (4.8%)
Diversified Operations (0.9%)
Pacific Century Premium
Developments Ltd. (b)(c)                              942,000            310,666
                                                                 ---------------
Real Estate (3.1%)
Cheung Kong Holdings Ltd. (c)                         116,000          1,157,470
                                                                 ---------------
Textiles (0.8%)
Fountain Set Holdings Ltd. (c)                        436,000            282,773
                                                                 ---------------
                                                                       1,750,909
                                                                 ---------------
Italy (4.8%)
Public Thoroughfares (4.8%)
Autostrade SPA (c)                                     64,394          1,720,834
                                                                 ---------------
Japan (12.1%)
Financial Services (6.5%)
Credit Saison Co. Ltd. (c)                             19,000            695,012
Nomura Holdings, Inc. (c)                              66,000            965,314
Shinsei Bank Ltd. (c)                                 106,000            722,900
                                                                 ---------------
                                                                       2,383,226
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Oil & Gas (2.3%)
Inpex Corp. (b)                                           173   $        872,851
                                                                 ---------------
Real Estate (3.0%)
Mitsui Fudosan Co. Ltd. (c)                            92,000          1,120,447
                                                                 ---------------
                                                                       4,376,524
                                                                 ---------------
South Korea (1.9%)
Electronics (1.9%)
Hynix Semiconductor, Inc. (b)(c)                       62,000            697,281
                                                                 ---------------
Switzerland (3.9%)
Pharmaceuticals (3.9%)
Roche Holding AG (c)                                   12,200          1,400,357
                                                                 ---------------
United Kingdom (13.1%)
Mining (8.0%)
BHP Billiton PLC (c)                                  127,500          1,489,960
Rio Tinto PLC (c)                                      47,800          1,409,894
                                                                 ---------------
                                                                       2,899,854
                                                                 ---------------
Water/Sewer (1.0%)
Pennon Group PLC (c)                                   19,000            363,351
                                                                 ---------------
Oil & Gas (4.0%)
Shell Transport & Trading Co.
PLC (c)                                               172,500          1,475,908
                                                                 ---------------
                                                                       4,739,113
                                                                 ---------------
United States (37.4%)
Airlines (1.9%)
Delta Air Lines, Inc. (b)                              97,500            729,300
                                                                 ---------------
Computer Software & Services (5.6%)
Adobe Systems, Inc.                                     7,400            464,276
Apple Computer, Inc. (b)                               24,500          1,577,800
                                                                 ---------------
                                                                       2,042,076
                                                                 ---------------
Cosmetics & Toiletries (2.3%)
Gillette Co. (The)                                     19,700            882,166
                                                                 ---------------
Hotels & Motels (4.4%)
Hilton Hotels Corp.                                    71,500          1,625,910
                                                                 ---------------
Investment Advisory Services (4.2%)
Franklin Resources, Inc.                               22,100          1,539,265
                                                                 ---------------
Media (4.5%)
News Corporation, Inc.                                 88,500          1,651,410
                                                                 ---------------
Oil & Gas (5.5%)
ConocoPhillips                                         17,900          1,554,257
EOG Resources, Inc.                                     6,810            485,962
                                                                 ---------------
                                                                       2,040,219
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                      GARTMORE GVIT WORLDWIDE LEADERS FUND

       Schedule of Portfolio Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Retail (3.6%)
Blockbuster, Inc.                                      58,500   $        558,090
Reebok International Ltd.                              17,700            778,800
                                                                 ---------------
                                                                       1,336,890
                                                                 ---------------
Telecommunications (2.4%)
Sprint Corp.                                           36,600            909,510
                                                                 ---------------
Transportation Services (2.0%)
Fedex Corp.                                             7,800            768,222
                                                                 ---------------
                                                                      13,524,968
                                                                 ---------------
TOTAL COMMON STOCKS                                                   35,125,797
                                                                 ---------------
CASH EQUIVALENTS (2.8%)
Investments in repurchase agreements
(collateralized by AA Corporate Bonds and
U.S. Government Obligations, in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price
$1,007,149)                                  $      1,006,963          1,006,963
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                 1,006,963
                                                                 ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (6.3%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds -
footnote 2 (Securities Lending)                     2,265,724          2,265,724
                                                                 ---------------
Total Short-Term Securities Held as Collateral for
Securities Lending                                                     2,265,724
                                                                 ---------------
Total Investments (Cost $33,708,133) (a)
- 106.2%                                                              38,398,484
                                                                 ---------------
Liabilities in excess of other assets - (6.2)%                        (2,246,262)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $     36,152,222
                                                         ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)   Non-income producing securities.

(c)   Fair Valued Securities.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                        DREYFUS GVIT MID CAP INDEX FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (97.5%)
Aerospace/Defense (0.7%)
Alliant Techsystems, Inc. (b)                          18,700   $      1,222,606
Precision Castparts Corp.                              32,600          2,141,168
Sequa Corp. (b)                                         5,200            317,980
                                                                 ---------------
                                                                       3,681,754
                                                                 ---------------
Agricultural Products (0.1%)
Universal Corp.                                        12,700            607,568
                                                                 ---------------
Airlines (0.4%)
AirTran Holdings, Inc. (b)                             42,500            454,750
Alaska Air Group, Inc. (b)                             13,300            445,417
Jetblue Airways Corp. (b)                              51,300          1,191,186
                                                                 ---------------
                                                                       2,091,353
                                                                 ---------------
Amusement & Recreation (0.3%)
Callaway Golf Co.                                      37,800            510,300
International Speedway Corp.                           26,400          1,393,920
                                                                 ---------------
                                                                       1,904,220
                                                                 ---------------
Auto Parts & Equipment (1.8%)
Advance Auto Parts, Inc. (b)                           36,400          1,589,952
Arvinmeritor, Inc.                                     34,425            770,087
Bandag, Inc.                                            9,600            478,176
BorgWarner Automotive, Inc.                            27,800          1,505,926
Carmax, Inc. (b)                                       51,600          1,602,180
Gentex Corp.                                           38,500          1,425,270
Lear Corp.                                             33,400          2,037,734
Modine Manufacturing Co.                               17,100            577,467
                                                                 ---------------
                                                                       9,986,792
                                                                 ---------------
Automotive (0.2%)
Adesa, Inc.                                            45,400            963,388
                                                                 ---------------
Banks (5.6%)
Associated Banc Corp.                                  64,115          2,129,259
Astoria Financial Corp.                                36,900          1,474,893
Banknorth Group, Inc.                                  87,200          3,191,520
City National Corp.                                    24,400          1,723,860
Colonial Bancgroup, Inc.                               66,300          1,407,549
Cullen/Frost Bankers, Inc.                             25,800          1,253,880
FirstMerit Corp.                                       41,800          1,190,882
Greater Bay Bancorp                                    25,300            705,364
Hibernia Corp.                                         76,800          2,266,368
Independence Community Bank Corp.                      42,000          1,788,360
IndyMac Bancorp, Inc.                                  30,700          1,057,615
Mercantile Bankshare Corp.                             39,200          2,046,240
New York Community Bancorp, Inc.                      131,388          2,702,651
Silicon Valley Bancshares (b)                          17,800            797,796
TCF Financial Corp.                                    68,800          2,211,232
Washington Federal, Inc.                               38,990          1,034,795
Webster Financial Corp.                                26,300          1,331,832
West America Bancorp                                   15,800            921,298
Wilmington Trust Corp.                                 33,400          1,207,410
                                                                 ---------------
                                                                      30,442,804
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Biotechnology (0.8%)
Millenium Pharmaceuticals, Inc. (b)                   151,587   $      1,837,234
Protein Design Labs, Inc. (b)                          47,300            977,218
Valeant Pharmaceuticals International                  41,700          1,098,795
Vertex Pharmaceuticals, Inc. (b)                       39,500            417,515
                                                                 ---------------
                                                                       4,330,762
                                                                 ---------------
Broadcasting (0.5%)
Emmis Communications Corp. (b)                         27,900            535,401
Entercom Communications Corp. (b)                      24,700            886,483
Westwood One, Inc. (b)                                 47,600          1,281,868
                                                                 ---------------
                                                                       2,703,752
                                                                 ---------------
Business Services (2.6%)
Acxiom Corp.                                           42,800          1,125,640
Catalina Marketing Corp.                               25,900            767,417
Ceridian Corp. (b)                                     73,600          1,345,408
CheckFree Corp. (b)                                    43,000          1,637,440
Choicepoint, Inc. (b)                                  43,933          2,020,479
CSG Systems International, Inc. (b)                    25,300            473,110
Fair Issac Corp.                                       34,800          1,276,464
Gartner Group, Inc. (b)                                54,900            684,054
Harte-Hanks, Inc.                                      42,250          1,097,655
Kelly Services, Inc.                                   17,500            528,150
Korn/Ferry International (b)                           19,200            398,400
Manpower, Inc.                                         44,700          2,159,010
MPS Group, Inc. (b)                                    50,800            622,808
                                                                 ---------------
                                                                      14,136,035
                                                                 ---------------
Chemicals (2.7%)
Airgas, Inc.                                           37,200            986,172
Albemarle Corp.                                        20,600            797,426
Cabot Corp.                                            30,600          1,183,608
Crompton Corp.                                         56,900            671,420
Cytec Industries, Inc.                                 19,600          1,007,832
Ferro Corp.                                            20,800            482,352
FMC Corp. (b)                                          18,300            883,890
Lubrizol Corp.                                         33,100          1,220,066
Lyondell Chemical Co.                                 119,700          3,461,724
Minerals Technologies, Inc.                            10,200            680,340
Olin Corp.                                             34,800            766,296
RPM, Inc.                                              57,700          1,134,382
Valspar Corp.                                          25,500          1,275,255
                                                                 ---------------
                                                                      14,550,763
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                        DREYFUS GVIT MID CAP INDEX FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Communication Equipment (2.6%)
Adtran, Inc.                                           37,900   $        725,406
Cincinnati Bell, Inc. (b)                             121,600            504,640
CommScope, Inc. (b)                                    27,000            510,300
Harman International Industries, Inc.                  33,200          4,216,400
Harris Corp.                                           33,100          2,045,249
Plantronics, Inc.                                      24,000            995,280
Polycom, Inc. (b)                                      48,600          1,133,352
Powerwave Technologies, Inc. (b)                       51,800            439,264
Telephone & Data Systems, Inc.                         28,400          2,185,380
Utstarcom, Inc. (b)                                    56,600          1,253,690
                                                                 ---------------
                                                                      14,008,961
                                                                 ---------------
Computer Hardware (0.6%)
Keane, Inc. (b)                                        30,500            448,350
National Instruments Corp.                             39,250          1,069,563
Storage Technology Corp. (b)                           52,800          1,669,008
                                                                 ---------------
                                                                       3,186,921
                                                                 ---------------
Computer Software & Services (4.8%)
3COM Corp. (b)                                        188,000            783,960
Activision, Inc. (b)                                   69,000          1,392,420
Advent Software, Inc. (b)                              16,200            331,776
Ascential Software Corp. (b)                           29,125            475,029
Avocent Corp. (b)                                      24,700          1,000,844
Cadence Design Systems, Inc. (b)                      134,000          1,850,540
CDW Corp.                                              41,200          2,733,620
Cognizant Technology Solutions Corp. (b)               65,900          2,789,547
DST Systems, Inc. (b)                                  41,500          2,162,980
Henry (Jack) & Associates, Inc.                        44,800            891,968
Macromedia, Inc. (b)                                   35,200          1,095,424
Macrovision Corp. (b)                                  24,600            632,712
McAfee, Inc. (b)                                       79,400          2,297,042
McData Corp. (b)                                       58,000            345,680
Mentor Graphics Corp. (b)                              37,800            577,962
Retek, Inc. (b)                                        27,500            169,125
RSA Security, Inc. (b)                                 34,500            692,070
SanDisk Corp. (b)                                      80,700          2,015,079
Sybase, Inc. (b)                                       47,100            939,645
Synopsys, Inc. (b)                                     75,400          1,479,348
Titan Corp. (The) (b)                                  42,000            680,400
Transaction Systems Architects, Inc. (b)               18,600            369,210
Wind River Systems, Inc. (b)                           40,800            552,840
                                                                 ---------------
                                                                      26,259,221
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Construction (3.5%)
D.R. Horton, Inc.                                     115,600   $      4,659,836
Dycom Industries, Inc. (b)                             24,100            735,532
Granite Construction, Inc.                             20,650            549,290
Hovnanian Enterprises, Inc. (b)                        30,300          1,500,456
Jacobs Engineering Group, Inc. (b)                     27,900          1,333,341
Lennar Corp.                                           77,380          4,385,898
Martin Marietta Materials, Inc.                        23,800          1,277,108
The Ryland Group, Inc.                                 23,600          1,357,944
Thor Industries, Inc.                                  28,200          1,044,810
Toll Brothers, Inc. (b)                                37,000          2,538,570
                                                                 ---------------
                                                                      19,382,785
                                                                 ---------------
Consumer & Commercial Services (2.3%)
Alliance Data Systems Corp. (b)                        40,500          1,922,940
Career Education Corp. (b)                             50,800          2,032,000
Corinthian Colleges, Inc. (b)                          44,800            844,256
Deluxe Corp.                                           24,800            925,784
DeVry, Inc. (b)                                        34,900            605,864
Dun & Bradstreet Corp. (b)                             34,400          2,051,960
MoneyGram International, Inc.                          43,900            928,046
Quanta Services, Inc. (b)                              58,100            464,800
Rent-A-Center, Inc. (b)                                37,600            996,400
Rollins, Inc.                                          22,600            594,832
Sotheby's Holdings, Inc. (b)                           31,500            572,040
United Rentals, Inc. (b)                               38,600            729,540
                                                                 ---------------
                                                                      12,668,462
                                                                 ---------------
Consumer Products (2.0%)
Blyth Industries, Inc.                                 20,300            600,068
Church & Dwight, Inc.                                  30,950          1,040,539
Energizer Holdings, Inc. (b)                           35,900          1,783,871
Furniture Brands International, Inc.                   26,300            658,815
Lancaster Colony Corp.                                 17,400            745,938
Mohawk Industries Co. (b)                              33,000          3,011,250
Scotts Co. (The) (b)                                   16,300          1,198,376
Timberland Co., Class A (b)                            17,100          1,071,657
Tupperware Corp.                                       29,000            600,880
                                                                 ---------------
                                                                      10,711,394
                                                                 ---------------
Containers/Packaging (0.5%)
Packaging Corp. of America                             53,000          1,248,150
Sonoco Products Co.                                    48,700          1,443,955
                                                                 ---------------
                                                                       2,692,105
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                        DREYFUS GVIT MID CAP INDEX FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Electronics (4.4%)
Amphenol Corp., Class A (b)                            43,900   $      1,612,886
Arrow Electronics, Inc. (b)                            57,400          1,394,820
Atmel Corp. (b)                                       236,600            927,472
Avnet, Inc. (b)                                        59,700          1,088,928
Cabot Microelectronics Corp. (b)                       12,282            491,894
Credence Systems Corp. (b)                             46,900            429,135
Cree, Inc. (b)                                         36,600          1,466,928
Cypress Semiconductor Corp. (b)                        62,300            730,779
Hubbell, Inc.                                          30,200          1,579,460
Integrated Device Technology, Inc. (b)                 52,900            611,524
International Rectifier Corp. (b)                      33,100          1,475,267
Intersil Corp.                                         74,600          1,248,804
Kemet Corp. (b)                                        42,900            383,955
Lam Research Corp. (b)                                 67,500          1,951,425
Lattice Semiconductor Corp. (b)                        55,700            317,490
LTX Corp. (b)                                          30,100            231,469
Micrel, Inc. (b)                                       44,600            491,492
Microchip Technology, Inc.                            102,300          2,727,318
Newport Corp. (b)                                      21,100            297,510
Plexus Corp. (b)                                       21,200            275,812
RF Micro Devices, Inc. (b)                             92,900            635,436
SPX Corp.                                              37,200          1,490,232
Thomas & Betts Corp. (b)                               29,300            900,975
TriQuint Semiconductor, Inc. (b)                       67,591            300,780
Vishay Intertechnology, Inc. (b)                       82,350          1,236,897
                                                                 ---------------
                                                                      24,298,688
                                                                 ---------------
Financial Services (4.4%)
Americredit Corp. (b)                                  77,000          1,882,650
Bank of Hawaii Corp.                                   26,300          1,334,462
BISYS Group, Inc. (The) (b)                            59,600            980,420
Certegy, Inc.                                          31,000          1,101,430
Commerce Bancorp, Inc.                                 39,300          2,530,920
Eaton Vance Corp.                                      33,300          1,736,595
Edwards (A.G.), Inc.                                   37,900          1,637,659
Investors Financial Services Corp.                     32,900          1,644,342
Jefferies Group, Inc.                                  28,300          1,139,924
Labranche & Co., Inc. (b)                              29,500            264,320
Legg Mason, Inc.                                       49,900          3,655,674
PMI Group, Inc.                                        47,200          1,970,600
Raymond James Financial, Inc.                          36,550          1,132,319
SEI Investments Co.                                    50,800          2,130,044
Waddell & Reed Financial, Inc.                         41,000            979,490
                                                                 ---------------
                                                                      24,120,849
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Food & Beverage (3.6%)
Constellation Brands, Inc. (b)                         53,500   $      2,488,285
Dean Foods Co. (b)                                     73,833          2,432,797
Hormel Foods Corp.                                     68,800          2,156,880
J.M. Smucker Co.                                       28,967          1,363,477
Krispy Kreme Doughnuts, Inc. (b)                       30,600            385,560
PepsiAmericas, Inc.                                    68,600          1,457,064
Sensient Technologies Corp.                            23,200            556,568
Smithfield Foods, Inc. (b)                             55,000          1,627,450
Tootsie Roll Industries, Inc.                          25,894            896,709
Tyson Foods, Inc.                                     174,981          3,219,651
Whole Foods Market, Inc.                               30,900          2,946,315
                                                                 ---------------
                                                                      19,530,756
                                                                 ---------------
Gaming (1.6%)
Boyd Gaming Corp.                                      43,200          1,799,280
Caesars Entertainment, Inc. (b)                       155,100          3,123,714
GTECH Holdings Corp.                                   57,400          1,489,530
Mandalay Resort Group                                  33,500          2,359,405
                                                                 ---------------
                                                                       8,771,929
                                                                 ---------------
Healthcare (8.5%)
Apria Healthcare Group, Inc. (b)                       24,000            790,800
Barr Laboratories, Inc. (b)                            50,775          2,312,294
Beckman Coulter, Inc.                                  30,100          2,016,399
Cephalon, Inc. (b)                                     28,600          1,455,168
Charles River Laboratories International,
Inc. (b)                                               32,100          1,476,921
Community Health Systems, Inc. (b)                     43,200          1,204,416
Covance, Inc. (b)                                      30,900          1,197,375
Coventry Health Care, Inc. (b)                         44,450          2,359,406
Cytyc Corp. (b)                                        55,400          1,527,378
Dentsply International, Inc.                           40,000          2,248,000
Edwards Lifesciences Corp. (b)                         29,500          1,217,170
First Health Group Corp. (b)                           45,500            851,305
Health Net, Inc. (b)                                   55,000          1,587,850
Henry Schein, Inc. (b)                                 21,400          1,490,296
IVAX Corp. (b)                                        124,306          1,966,521
LifePoint Hospitals, Inc. (b)                          19,200            668,544
Lincare Holdings, Inc. (b)                             49,700          2,119,705
Omnicare, Inc.                                         51,600          1,786,392
PacifiCare Health Systems, Inc. (b)                    41,800          2,362,536
Par Pharmaceutical Cos., Inc. (b)                      16,800            695,184
Patterson Cos., Inc. (b)                               68,000          2,950,519
Perrigo Co.                                            35,800            618,266
Renal Care Group, Inc. (b)                             33,400          1,202,066
Sepracor, Inc. (b)                                     52,100          3,093,176
Steris Corp. (b)                                       34,300            813,596
Triad Hospitals, Inc. (b)                              38,108          1,417,999
Universal Health Services, Inc.                        28,900          1,286,050
Varian Medical Systems, Inc. (b)                       67,300          2,910,052
Visx, Inc. (b)                                         24,600            636,402
                                                                 ---------------
                                                                      46,261,786
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                        DREYFUS GVIT MID CAP INDEX FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Insurance (5.4%)
Allmerica Financial Corp. (b)                          26,400   $        866,712
American Financial Group, Inc.                         36,600          1,145,946
AmerUs Group Co.                                       19,400            878,820
Arthur J. Gallagher & Co.                              45,800          1,488,500
Brown & Brown, Inc.                                    34,300          1,493,765
Everest Re Group Ltd.                                  27,800          2,489,768
Fidelity National Financial, Inc.                      86,483          3,949,679
First American Financial Corp.                         44,400          1,560,216
HCC Insurance Holdings, Inc.                           33,600          1,112,832
Horace Mann Educators Corp.                            21,200            404,496
Leucadia National Corp.                                35,500          2,466,540
Ohio Casualty Corp. (b)                                30,700            712,547
Old Republic International Corp.                       90,350          2,285,855
Protective Life Corp.                                  34,400          1,468,536
Radian Group, Inc.                                     45,500          2,422,420
Stancorp Financial Group, Inc.                         14,100          1,163,250
Unitrin, Inc.                                          34,000          1,545,300
W.R. Berkley Corp.                                     41,700          1,966,989
                                                                 ---------------
                                                                      29,422,171
                                                                 ---------------
Machinery (0.9%)
AGCO Corp. (b)                                         44,800            980,672
Graco, Inc.                                            34,250          1,279,238
Tecumseh Products Co.                                   9,200            439,760
Zebra Technologies Corp., Class A (b)                  35,600          2,003,568
                                                                 ---------------
                                                                       4,703,238
                                                                 ---------------
Manufacturing (3.2%)
Ametek, Inc.                                           34,000          1,212,780
Brink's Co. (The)                                      28,100          1,110,512
Carlisle Cos., Inc.                                    15,400            999,768
Crane Co.                                              27,200            784,448
Diebold, Inc.                                          35,400          1,972,842
Donaldson Co., Inc.                                    41,200          1,342,296
Federal Signal Corp.                                   23,900            422,074
Flowserve Corp. (b)                                    27,400            754,596
Harsco Corp.                                           20,500          1,142,670
Hillenbrand Industry, Inc.                             30,700          1,705,078
Nordson Corp.                                          18,000            721,260
Pentair, Inc.                                          49,900          2,173,644
Teleflex, Inc.                                         20,000          1,038,800
Trinity Industries, Inc.                               23,600            804,288
Varian, Inc. (b)                                       17,200            705,372
York International Corp.                               20,600            711,524
                                                                 ---------------
                                                                      17,601,952
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Medical Products (0.7%)
INAMED Corp. (b)                                       17,800   $      1,125,850
Invitrogen Corp. (b)                                   25,400          1,705,102
Techne Corp. (b)                                       20,500            797,450
                                                                 ---------------
                                                                       3,628,402
                                                                 ---------------
Metals (0.2%)
Kennametal, Inc.                                       18,800            935,676
Mining (0.7%)
Arch Coal, Inc.                                        30,900          1,098,186
Peabody Energy Corp.                                   32,000          2,589,120
                                                                 ---------------
                                                                       3,687,306
                                                                 ---------------
Office Equipment & Supplies (0.5%)
Hni Corp.                                              27,800          1,196,790
Miller (Herman), Inc.                                  35,000            967,050
Reynolds & Reynolds Co.                                32,000            848,320
                                                                 ---------------
                                                                       3,012,160
                                                                 ---------------
Oil & Gas (6.2%)
Cooper Cameron Corp. (b)                               27,200          1,463,632
ENSCO International, Inc.                              74,900          2,377,326
FMC Technologies, Inc. (b)                             33,921          1,092,256
Forest Oil Corp. (b)                                   29,400            932,568
Grant Prideco, Inc. (b)                                61,200          1,227,060
Hanover Compressor Co. (b)                             38,700            546,831
Helmerich & Payne, Inc.                                25,000            851,000
Murphy Oil Corp.                                       45,600          3,668,520
National-Oilwell, Inc. (b)                             42,600          1,503,354
Newfield Exploration Co. (b)                           30,900          1,824,645
Noble Energy, Inc.                                     29,100          1,794,306
Patterson-UTI Energy, Inc.                             83,000          1,614,350
Pioneer Natural Resources Co.                          72,300          2,537,730
Plains Exploration & Production Co. (b)                38,200            993,200
Pogo Producing Co.                                     31,900          1,546,831
Pride International, Inc. (b)                          67,500          1,386,450
Smith International, Inc. (b)                          52,000          2,829,320
Tidewater, Inc.                                        30,000          1,068,300
Varco International, Inc. (b)                          48,508          1,414,008
Weatherford International Ltd. (b)                     67,300          3,452,490
                                                                 ---------------
                                                                      34,124,177
                                                                 ---------------
Paper & Forest Products (0.7%)
Bowater, Inc.                                          27,600          1,213,572
Glatfelter                                             21,600            330,048
Longview Fibre Co.                                     25,300            458,942
Potlatch Corp.                                         14,700            743,526
Rayonier, Inc.                                         24,718          1,208,957
                                                                 ---------------
                                                                       3,955,045
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                        DREYFUS GVIT MID CAP INDEX FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Photography/Imaging (0.1%)
Imation Corp.                                          16,900   $        537,927
                                                                 ---------------
Publishing & Printing (2.1%)
American Greetings Corp., Class A                      34,000            861,900
Banta Corp.                                            12,400            555,024
Belo Corp., Class A                                    57,000          1,495,680
Lee Enterprises, Inc.                                  22,400          1,032,192
Media General, Inc.                                    11,800            764,758
Readers Digest Association                             49,300            685,763
Scholastic Corp. (b)                                   19,700            728,112
Valassis Communications, Inc. (b)                      25,400            889,254
Washington Post Co.                                     4,770          4,689,005
                                                                 ---------------
                                                                      11,701,688
                                                                 ---------------
Real Estate Investment Trusts (2.6%)
AMB Property Corp.                                     41,100          1,660,029
Developers Diversified Realty Corp.                    53,400          2,369,358
Highwood Properties, Inc.                              26,600            736,820
Hospitality Properties Trust                           33,300          1,531,800
Liberty Property Trust                                 42,400          1,831,680
Mack-Cali Realty Corp.                                 30,200          1,390,106
New Plan Excel Realty Trust                            50,900          1,378,372
United Dominion Realty Trust, Inc.                     65,700          1,629,360
Weingarten Realty Investors                            44,100          1,768,410
                                                                 ---------------
                                                                      14,295,935
                                                                 ---------------
Restaurants (1.4%)
Applebee's International, Inc.                         40,150          1,061,968
Bob Evans Farms, Inc.                                  17,500            457,450
Brinker International, Inc. (b)                        42,800          1,500,996
CBRL Group, Inc.                                       23,900          1,000,215
Cheesecake Factory, Inc. (The) (b)                     38,550          1,251,719
Outback Steakhouse, Inc.                               36,600          1,675,547
Ruby Tuesday, Inc.                                     32,200            839,776
                                                                 ---------------
                                                                       7,787,671
                                                                 ---------------
Retail (7.0%)
99 Cents Only Stores (b)                               34,400            555,904
Abercrombie & Fitch Co.                                43,200          2,028,240
Aeropostale, Inc. (b)                                  27,600            812,268
American Eagle Outfitters Ltd.                         36,550          1,721,505
Anntaylor Stores Corp. (b)                             35,000            753,550
Barnes & Noble, Inc. (b)                               34,700          1,119,769
BJ's Wholesale Club, Inc. (b)                          34,400          1,002,072
Borders Group, Inc.                                    37,200            944,880
Chico's FAS, Inc. (b)                                  44,300          2,016,979
Claire's Stores, Inc.                                  49,000          1,041,250
Copart, Inc. (b)                                       44,600          1,173,872
Dollar Tree Stores, Inc. (b)                           56,050          1,607,514

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Retail (continued)
Fastenal Co.                                           37,600   $      2,314,656
Foot Locker, Inc.                                      77,100          2,076,303
Michael's Stores, Inc.                                 67,200          2,013,984
Nieman Marcus Group, Inc.                              24,200          1,731,268
O'Reilly Automotive, Inc. (b)                          27,400          1,234,370
Pacific Sunwear of California, Inc. (b)                36,700            816,942
Payless Shoesource, Inc. (b)                           33,800            415,740
PETsMART, Inc.                                         72,000          2,558,160
Pier 1 Imports, Inc.                                   42,600            839,220
Regis Corp.                                            22,000          1,015,300
Ross Stores, Inc.                                      73,100          2,110,397
Ruddick Corp.                                          23,200            503,208
Saks, Inc.                                             69,100          1,002,641
Tech Data Corp. (b)                                    28,800          1,307,520
Urban Outfitters, Inc. (b)                             40,100          1,780,440
Williams Sonoma, Inc. (b)                              57,800          2,025,312
                                                                 ---------------
                                                                      38,523,264
                                                                 ---------------
Schools (0.6%)
Education Management Corp. (b)                         36,400          1,201,564
ITT Educational Services, Inc. (b)                     22,800          1,084,140
Laureate Education, Inc. (b)                           23,900          1,053,751
                                                                 ---------------
                                                                       3,339,455
                                                                 ---------------
Semiconductors (0.6%)
Fairchild Semiconductor International,
Inc. (b)                                               59,200            962,592
Integrated Circuit Systems, Inc. (b)                   34,800            728,016
Semtech Corp. (b)                                      36,700            802,629
Silicon Laboratories, Inc. (b)                         25,700            907,467
                                                                 ---------------
                                                                       3,400,704
                                                                 ---------------
Shipping/Transportation (2.3%)
Alexander & Baldwin, Inc.                              21,100            895,062
CNF Transportation, Inc.                               25,600          1,282,560
Expeditors International of
Washington, Inc.                                       52,800          2,950,464
GATX Corp.                                             24,500            724,220
Hunt (J.B.) Transport Services, Inc.                   40,300          1,807,455
Overseas Shipholding Group, Inc.                       19,500          1,076,400
Robinson (C.H.) Worldwide, Inc.                        42,300          2,348,496
Swift Transportation Co., Inc. (b)                     36,300            779,724
Werner Enterprises, Inc.                               39,050            884,092
                                                                 ---------------
                                                                      12,748,473
                                                                 ---------------
Steel (0.3%)
Steel Dynamics, Inc.                                   22,400            848,512
Worthington Industries, Inc.                           39,400            771,452
                                                                 ---------------
                                                                       1,619,964
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                        DREYFUS GVIT MID CAP INDEX FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Utilities (6.8%)
AGL Resources, Inc.                                    37,100   $      1,233,204
Alliant Energy Corp.                                   57,300          1,638,780
Aqua America, Inc.                                     46,200          1,136,058
Aquila, Inc. (b)                                      119,800            442,062
Black Hills Corp.                                      16,000            490,880
DPL, Inc.                                              62,700          1,574,397
Duquesne Light Holdings, Inc.                          38,100            718,185
Energy East Corp.                                      72,800          1,942,304
Equitable Resources, Inc.                              30,500          1,850,130
Great Plains Energy, Inc.                              36,800          1,114,304
Hawaiian Electric Industries, Inc.                     39,900          1,163,085
Idacorp, Inc.                                          20,700            632,799
MDU Resources Group, Inc.                              58,500          1,560,780
National Fuel Gas Co.                                  40,900          1,159,106
Northeast Utilities                                    63,600          1,198,860
NSTAR                                                  26,400          1,432,992
Oklahoma Gas & Electric Co.                            44,100          1,169,091
Oneok, Inc.                                            51,300          1,457,946
Pepco Holdings, Inc.                                   93,138          1,985,702
PNM, Inc.                                              29,950            757,436
Puget Energy, Inc.                                     49,400          1,220,180
Questar Corp.                                          41,800          2,130,128
Scana Corp.                                            55,700          2,194,580
Sierra Pacific Resources (b)                           58,200            611,100
Vectren Corp.                                          37,700          1,010,360
Westar Energy, Inc.                                    42,600            974,262
Western Gas Resources, Inc.                            36,700          1,073,475
WGL Holdings, Inc.                                     24,100            743,244
Wisconsin Energy Corp.                                 58,000          1,955,180
WPS Resources Corp.                                    18,500            924,260
                                                                 ---------------
                                                                      37,494,870
                                                                 ---------------
Veterinary Diagnostics (0.1%)
VCA Antech, Inc. (b)                                   40,700            797,720
                                                                 ---------------
Waste Disposal (0.6%)
Republic Services, Inc.                                74,700          2,505,439
Stericycle, Inc. (b)                                   22,300          1,024,685
                                                                 ---------------
                                                                       3,530,124
                                                                 ---------------
TOTAL COMMON STOCKS                                                  534,140,970
                                                                 ---------------
CASH EQUIVALENTS (3.0%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds and
U.S. Government Securities in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price
$16,482,006)                                 $     16,478,957         16,478,957
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                16,478,957
                                                                 ---------------
U.S. TREASURY BILLS (0.1%)
2.15%, 03/24/05 (c)                                   580,000            577,216
                                                                 ---------------
TOTAL U.S. TREASURY BILLS                                                577,216
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (15.4%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds
-- footnote 2 (Securities Lending)           $     84,509,870   $     84,509,870
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                     84,509,870
                                                                 ---------------
TOTAL INVESTMENTS (COST $539,271,737) (A)
-- 116.0%                                                            635,707,013
LIABILITIES IN EXCESS OF
OTHER ASSETS -- (16.0)%                                              (87,865,969)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    547,841,044
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)   Denotes a non-income producing security

(c)   Pledged as collateral for futures.

At December 31, 2004, the Fund's open futures contracts were as follows:


                                                                                                      MARKET VALUE     UNREALIZED
NUMBER OF                                                                    LONG                      COVERED BY    (DEPRECIATION)
CONTRACTS                                                                  CONTRACT     EXPIRATION     CONTRACTS       AT 12/31/04
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          S&P Midcap
41                                                                        400 Future     03/18/05     $13,639,675       $264,575


See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

            GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (97.5%)
Aerospace & Military Technology (1.6%)
L-3 Communications Holdings, Inc.                      10,500   $        769,020
                                                                 ---------------
Applications Software (1.1%)
Satyam Computer Services Ltd. ADR -- IN                22,100            533,273
                                                                 ---------------
Casinos & Gambling (1.7%)
Scientific Games Corp. (b)                             34,600            824,864
                                                                 ---------------
Computer Hardware (1.1%)
Creative Technology Ltd.                               36,100            540,417
                                                                 ---------------
Computer Services (12.9%)
Anteon International Corp. (b)                         33,900          1,419,054
Kanbay International, Inc. (b)                         48,000          1,502,400
Radware Ltd. (b)                                       36,700            958,971
Retek, Inc. (b)                                       119,000            731,850
Safeguard Scientifics, Inc. (b)                        95,900            203,308
Yahoo, Inc. (b)                                        36,500          1,375,320
                                                                 ---------------
                                                                       6,190,903
                                                                 ---------------
Computer Software (11.7%)
Adobe Systems, Inc.                                    11,300            708,962
AutoDesk, Inc.                                         22,000            834,900
BEA Systems, Inc. (b)                                  54,000            478,440
Hyperion Solutions Corp. (b)                           31,500          1,468,530
Interwoven, Inc. (b)                                   92,800          1,009,664
Network Engines, Inc. (b)                             278,300            776,457
Viewpoint Corp. (b)                                   104,200            323,020
                                                                 ---------------
                                                                       5,599,973
                                                                 ---------------
Computers -- Integrated Systems (2.6%)
RadiSys Corp. (b)                                      19,600            383,180
Sungard Data Systems, Inc. (b)                         30,400            861,232
                                                                 ---------------
                                                                       1,244,412
                                                                 ---------------
Computers -- Memory Devices (3.7%)
Komag, Inc. (b)                                        62,300          1,169,994
Maxtor Corp. (b)                                      115,100            610,030
                                                                 ---------------
                                                                       1,780,024
                                                                 ---------------
Consulting Services (1.0%)
Niku Corp. (b)                                         24,570            495,331
                                                                 ---------------
Data Processing & Reproduction (3.0%)
eFunds Corp. (b)                                       27,500            660,275
Tom Online, Inc. ADR -- CN(b)                          50,100            764,526
                                                                 ---------------
                                                                       1,424,801
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
E-Commerce (17.1%)
Arbinet Holdings, Inc. (b)                             11,890   $        295,467
Ariba, Inc. (b)                                        67,900          1,127,140
Digital River, Inc. (b)                                31,800          1,323,198
eBay, Inc. (b)                                         15,600          1,813,969
Getty Images, Inc. (b)                                 12,300            846,855
Monster Worldwide, Inc. (b)                            45,000          1,513,800
Napster, Inc. (b)                                      50,800            477,520
Provide Commerce (b)                                   20,300            754,145
                                                                 ---------------
                                                                       8,152,094
                                                                 ---------------
Electronic Components (3.1%)
Brightpoint, Inc. (b)                                  24,500            478,730
Sonic Solutions (b)                                    45,900          1,029,996
                                                                 ---------------
                                                                       1,508,726
                                                                 ---------------
Employment Agencies (2.8%)
51job, Inc. ADR -- CN (b)                              25,800          1,340,826
                                                                 ---------------
Entertainment Software (1.0%)
The9 Ltd. ADR -- CN (b)                                21,240            501,689
                                                                 ---------------
Internet Financial Services (0.4%)
China Finance Online Co. ADR -- CN (b)                 19,100            210,482
                                                                 ---------------
Internet Security (1.2%)
VeriSign, Inc. (b)                                     16,600            556,432
                                                                 ---------------
Internet Services/Software (17.1%)
Audible, Inc. (b)                                      32,500            846,625
F5 Networks, Inc. (b)                                  16,700            813,624
Google, Inc., Class A (b)                               5,400          1,042,740
Internet Capital Group, Inc. (b)                       92,800            835,200
J2 Global Communications, Inc. (b)                     48,500          1,673,250
Ninetowns Digital World Trade (b)                      46,000            494,500
Holdings Ltd. ADR -- CN (b)
Shanda Interactive Entertainment Ltd. (b)              41,300          1,755,250
Valueclick, Inc. (b)                                   50,300            670,499
                                                                 ---------------
                                                                       8,131,688
                                                                 ---------------
Investment Companies (2.6%)
Harris & Harris Group, Inc. (b)                        74,600          1,221,948
                                                                 ---------------
Medical Products (0.1%)
Caliper Life Sciences (b)                               4,000             30,120
                                                                 ---------------
Retail (1.5%)
PC Mall, Inc. (b)                                      32,700            731,826
                                                                 ---------------
Semiconductors (0.9%)
Freescale Semiconductor, Inc. (b)                       2,429             44,596
Silicon Image, Inc. (b)                                23,500            386,810
                                                                 ---------------
                                                                         431,406
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

            GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Telecommunication Equipment (4.7%)
Digi International, Inc. (b)                           58,500   $      1,005,615
Nextel Partners, Inc., Class A (b)                     21,100            412,294
Telefonaktiebolaget LM Ericsson
ADR-SE (b)                                              9,600            302,304
Terayon Communication Systems, Inc. (b)               192,500            521,675
                                                                 ---------------
                                                                       2,241,888
                                                                 ---------------
Telecommunication Services (3.1%)
Amdocs Ltd. (b)                                        21,700            569,625
Lightbridge, Inc. (b)                                  46,757            282,412
SINA Corp. (b)                                         19,400            621,963
                                                                 ---------------
                                                                       1,474,000
                                                                 ---------------
Wireless Equipment (1.5%)
QUALCOMM, Inc.                                         17,500            742,000
                                                                 ---------------
TOTAL COMMON STOCKS                                                   46,678,143
                                                                 ---------------
CASH EQUIVALENTS (2.9%)
Investments in repurchase agreements
(collateralized by AA Corporate Bonds and
U.S. Government Securities in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price
$1,409,773)                                  $      1,409,512          1,409,512
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                 1,409,512
                                                                 ---------------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (23.0%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds
-- footnote 2 (Securities Lending)                 11,018,622       $ 11,018,622
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                     11,018,622
                                                                 ---------------
TOTAL INVESTMENTS
(COST $55,703,875) (A) -- 123.4%                                      59,106,277
LIABILITIES IN EXCESS OF OTHER ASSETS --
(23.4)%                                                              (11,204,722)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $     47,901,555
                                                                 ===============

---------------
(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
(b)      Non-income producing securities.
ADR      American Depositary Receipt
CN       China
IN       India
SE       Sweden
See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                   GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (87.5%)
Drugs (35.0%)
Abbott Laboratories                                    53,360   $      2,489,243
Amgen, Inc. (b)                                        34,800          2,232,420
Array BioPharma, Inc. (b)                              29,720            282,934
Barr Pharmaceuticals, Inc. (b)                         20,180            918,997
Cubist Pharmaceuticals, Inc. (b)                       45,420            537,319
Eli Lilly & Co.                                        28,810          1,634,968
First Horizon Pharmaceutical Corp. (b)                 24,780            567,214
GlaxoSmithKline PLC ADR -- GB                          21,600          1,023,624
ICOS Corp. (b)                                         19,880            562,206
Novartis AG ADR -- CH                                  14,180            716,657
OSI Pharmaceuticals, Inc. (b)                           8,090            605,537
Pfizer, Inc.                                           67,988          1,828,197
Schering-Plough Corp.                                  83,800          1,749,744
Taro Pharmaceutical Industries Ltd. (b)                21,460            730,284
Valeant Pharmaceuticals International                  27,690            729,632
Wyeth                                                  69,120          2,943,820
                                                                 ---------------
                                                                      19,552,796
                                                                 ---------------
Insurance (5.3%)
Aetna, Inc.                                             8,836          1,102,291
Molina Healthcare, Inc. (b)                             3,250            150,735
UnitedHealth Group, Inc.                               19,390          1,706,902
                                                                 ---------------
                                                                       2,959,928
                                                                 ---------------
Medical -- Biomedical/Genetic (10.5%)
Genzyme Corp. (b)                                      28,770          1,670,673
Human Genome Sciences, Inc. (b)                        95,000          1,141,900
Incyte Corp. (b)                                       55,320            552,647
Invitrogen Corp. (b)                                   16,790          1,127,113
Myriad Genetics, Inc. (b)                              20,770            467,533
Protein Design Labs, Inc. (b)                          16,330            337,378
Transkaryotic Therapies, Inc. (b)                      22,320            566,705
                                                                 ---------------
                                                                       5,863,949
                                                                 ---------------
Medical Instruments (2.8%)
Beckman Coulter, Inc.                                  18,290          1,225,247
Immucor, Inc. (b)                                      15,345            360,761
                                                                 ---------------
                                                                       1,586,008
                                                                 ---------------
Medical Products (18.6%)
Advanced Medical Optics, Inc. (b)                      15,000            617,100
Bard (C.R.), Inc.                                      37,400          2,392,852
Baxter International, Inc.                             29,970          1,035,164
Becton, Dickinson & Co.                                21,070          1,196,776
Cytyc Corp. (b)                                        21,240            585,587
Johnson & Johnson                                      71,440          4,530,724
                                                                 ---------------
                                                                      10,358,203
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Medical Products & Services (4.5%)
Biogen Idec, Inc. (b)                                  25,260   $      1,682,568
Caremark Rx, Inc. (b)                                  21,550            849,717
                                                                 ---------------
                                                                       2,532,285
                                                                 ---------------
Medical Services (4.8%)
Community Health Systems, Inc. (b)                     19,600            546,448
HEALTHSOUTH Corp. (b)                                  46,060            289,257
Medco Health Solutions, Inc. (b)                       26,600          1,106,560
Psychiatric Solutions, Inc. (b)                        19,800            723,888
                                                                 ---------------
                                                                       2,666,153
                                                                 ---------------
Therapeutics (6.0%)
Abgenix, Inc. (b)                                      26,280            271,735
Genentech, Inc. (b)                                    41,430          2,255,449
NitroMed, Inc. (b)                                      8,970            239,051
The Medicines Co. (b)                                  19,340            556,992
                                                                 ---------------
                                                                       3,323,227
                                                                 ---------------
TOTAL COMMON STOCKS                                                   48,842,549
                                                                 ---------------

CASH EQUIVALENTS (7.9%)
Investments in repurchase agreements
(collateralized by AA Corporate Bonds and
U.S. Government Securities in a joint
trading account at 2.22%,
dated 12/31/04, due 01/03/04, repurchase
price $4,434,769)                            $      4,433,949          4,433,949
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                 4,433,949
                                                                 ---------------

MUTUAL FUND (4.6%)
Exchange Traded Fund (4.6%)
NASDAQ Biotechnology
Index Fund (b)                                         34,074          2,569,181
                                                                 ---------------
TOTAL MUTUAL FUND                                                      2,569,181
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                   GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (10.5%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds
-- footnote 2 (Securities Lending)           $      5,835,913   $      5,835,913
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                      5,835,913
                                                                 ---------------
TOTAL INVESTMENTS
(COST $57,942,493) (A) -- 110.5%                                      61,681,592
LIABILITIES IN EXCESS
OF OTHER ASSETS -- 10.5%                                             (5,859,127)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $     55,822,465
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)      Non-income producing securities.

ADR      American Depositary Receipt

CH       Switzerland

GB       United Kingdom

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                     GARTMORE GVIT NATIONWIDE LEADERS FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (99.2%)
Athletic Footwear (5.8%)
Nike, Inc., Class B                                     6,800   $        616,692
                                                                 ---------------
Auto -- Medium & Heavy Duty Trucks (6.4%)
Cummins, Inc.                                           2,100            175,959
PACCAR, Inc.                                            6,200            498,976
                                                                 ---------------
                                                                         674,935
                                                                 ---------------
Coal (1.7%)
Peabody Energy Corp.                                    2,200            178,002
                                                                 ---------------
Computer Software & Services (11.5%)
Apple Computer, Inc. (b)                                5,400            347,760
International Business Machines Corp.                   2,200            216,876
Seagate Technology                                     18,000            310,860
Symantec Corp. (b)                                     13,000            334,880
                                                                 ---------------
                                                                       1,210,376
                                                                 ---------------
Financial Services (9.8%)
CIT Group, Inc.                                         7,000            320,740
Franklin Resources, Inc.                                5,900            410,935
Goldman Sachs Group, Inc.                               2,900            301,716
                                                                 ---------------
                                                                       1,033,391
                                                                 ---------------
Food & Beverages (3.0%)
Kraft Foods, Inc., Class A                              9,000            320,490
                                                                 ---------------
Healthcare (10.2%)
Aetna, Inc.                                             3,500            436,625
UnitedHealth Group, Inc.                                7,200            633,816
                                                                 ---------------
                                                                       1,070,441
                                                                 ---------------
Manufacturing (3.8%)
Caterpillar, Inc.                                       4,100            399,791
                                                                 ---------------
Metals (7.8%)
Phelps Dodge Corp.                                      8,300            821,036
                                                                 ---------------
Mining (3.0%)
BHP Billiton Ltd. ADR -- AU                            13,200            317,064
                                                                 ---------------
Oil & Gas (7.0%)
Apache Corp.                                            8,938            451,995
Unocal Corp.                                            6,500            281,060
                                                                 ---------------
                                                                         733,055
                                                                 ---------------
Railroad Transportation (8.8%)
Canadian National Railway Co.                           7,800            477,750
Norfolk Southern Corp.                                 12,400            448,756
                                                                 ---------------
                                                                         926,506
                                                                 ---------------
Semiconductors (2.9%)
Altera Corp. (b)                                       15,000            310,500
                                                                 ---------------
Steel Producers (2.0%)
Nucor Corp.                                             4,100            214,594
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Telecommunications (12.6%)
Motorola, Inc.                                         27,300   $        469,560
Verizon Communications, Inc.                           15,500            627,905
Vodafone Group Plc ADR -- GB                            8,400            229,992
                                                                 ---------------
                                                                       1,327,457
                                                                 ---------------
Tobacco (2.9%)
UST, Inc.                                               6,300            303,093
                                                                 ---------------
TOTAL COMMON STOCKS                                                   10,457,423
                                                                 ---------------
CASH EQUIVALENTS (2.4%)
Investments in repurchase agreements
(collateralized by AA Corporate Bonds and
U.S. Government Securities, in a joint
trading account at 2.22%, dated
12/31/04, due 01/03/05, repurchase price
$254,562)                                    $        254,516            254,516
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                   254,516
                                                                 ---------------
TOTAL INVESTMENTS
(COST $9,880,891) (A) -- 101.6%                                       10,711,939
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6)%                         (168,056)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $     10,543,883
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)   Denotes a non-income producing security.

ADR   American Depositary Receipt

AU    Australia

GB    United Kingdom

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                      GARTMORE GVIT EMERGING MARKETS FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (90.7%)
Argentina (1.0%)
Steel (1.0%)
Tenaris SA                                             22,000   $      1,075,800
                                                                 ---------------
Brazil (11.2%)
Banking (2.0%)
Banco Itau Holding Financeira SA ADR                   10,800            811,836
Uniao de Bancos Brasileiros SA GDR                     39,000          1,237,080
                                                                 ---------------
                                                                       2,048,916
                                                                 ---------------
Beverages (0.6%)
Companhia de Bebidas das Americas ADR                  21,500            609,095
                                                                 ---------------
Electric Utility (1.3%)
Companhia Energetica de Minas
Gerais (c)                                         56,827,100          1,388,584
                                                                 ---------------
Metals & Mining (1.1%)
Companhia Vale do Rio Doce, Class A                    46,800          1,130,354
                                                                 ---------------
Oil & Gas (3.0%)
Petroleo Brasileiro SA                                  5,400            197,519
Petroleo Brasileiro SA ADR                             46,119          1,669,969
Petroleo Brasileiro SA ADR                             32,696          1,300,647
                                                                 ---------------
                                                                       3,168,135
                                                                 ---------------
Paper Products (1.5%)
Klabin SA                                             774,070          1,573,787
                                                                 ---------------
Retail (0.8%)
Companhia Brasileira de Distribuicao Pao
de Acucar ADR                                          33,900            867,840
                                                                 ---------------
Telecommunications (0.9%)
Tele Norte Leste Participacoes SA ADR                  53,900            909,293
                                                                 ---------------
                                                                      11,696,004
                                                                 ---------------
China (2.5%)
Coal Mining (1.0%)
Yanzhou Coal Mining Co. Ltd. (c)                      720,000          1,026,700
                                                                 ---------------
Financial Services (0.7%)
Ping An Insurance (Group) Co. of China
Ltd. (b)                                              457,000            776,101
                                                                 ---------------
Oil & Gas (0.8%)
CNOOC Ltd (c)                                       1,572,500            842,011
                                                                 ---------------
                                                                       2,644,812
                                                                 ---------------
Hong Kong (3.9%)
Agriculture (0.3%)
Global Bio-ChemTechnology Group Co.
Ltd. (c)                                              518,000            340,446
                                                                 ---------------
Coal (0.8%)
China Resources Power Holdings Co. (c)              1,546,000            838,697
                                                                 ---------------
Telecommunications (0.9%)
China Mobile (Hong Kong) Ltd. (c)                     267,000            911,137
                                                                 ---------------

--------------------------------------------------------------------------------
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Hong Kong (continued)
Metals & Mining (1.0%)
Jiangxi Copper Co. Ltd. (c)                         1,846,000   $      1,049,901
                                                                 ---------------
Semiconductor Comp -- Integrated
Circuits (0.9%)
Solomon Systech International Ltd. (c)              3,608,000            894,421
                                                                 ---------------
                                                                       4,034,602
                                                                 ---------------
Hungary (0.7%)
Oil & Gas (0.7%)
MOL Magyar Olaj-es Gazipari Rt. (c)                    10,597            743,673
                                                                 ---------------
India (0.6%)
Financial Services (0.6%)
ICICI Bank Ltd. ADR                                    29,676            597,971
                                                                 ---------------
Indonesia (3.0%)
Banking (0.9%)
PT Bank Danamon Indonesia (c)                       2,074,000            978,882
                                                                 ---------------
Coal Mining (1.2%)
PT Bumi Resources (b) (c)                          13,754,000          1,182,463
                                                                 ---------------
Telecommunications (0.9%)
PT Telekomunikasi Indonesia (c)                     1,860,692            966,747
                                                                 ---------------
                                                                       3,128,092
                                                                 ---------------
Israel (1.6%)
Electronic Measuring Instruction (0.6%)
Orbotech Ltd. (b)                                      28,800            609,696
                                                                 ---------------
Software & Computer Services (1.0%)
Retalix Ltd. (b)                                       46,100          1,007,746
                                                                 ---------------
                                                                       1,617,442
                                                                 ---------------
Korea (16.3%)
Airlines (0.8%)
Korean Air (b) (c)                                     47,350            862,528
                                                                 ---------------
Banking (1.1%)
Hana Bank (b) (c)                                      44,810          1,116,040
                                                                 ---------------
Construction (1.2%)
Hyundai Development Co. (b) (c)                        79,400          1,261,224
                                                                 ---------------
Diversified Operations (1.0%)
GS Holdings Corp. (b)                                  47,020          1,017,434
                                                                 ---------------
Electronics (6.7%)
KH Vatec Co. Ltd. (c)                                  24,580            587,134
LG Electronics, Inc. (c)                               31,000          1,917,152
Samsung Electronics GDR                                30,800          4,404,401
                                                                 ---------------
                                                                       6,908,687
                                                                 ---------------
Financial Services (1.0%)
Daishin Securities Co.                                 21,230            183,291
Woori Finance Holdings Co. Ltd. (c)                   103,330            850,631
                                                                 ---------------
                                                                       1,033,922
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                      GARTMORE GVIT EMERGING MARKETS FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Retail (1.2%)
CJ Home Shopping (b) (c)                               22,329          1,279,846
                                                                 ---------------
Korea (continued)
Steel (1.7%)
INI Steel Co. (b) (c)                                 130,380   $      1,694,884
                                                                 ---------------
Telecommunications (1.6%)
SK Telecom Co. Ltd. ADR                                 7,100            157,975
SK Telecom Co. Ltd. (c)                                 8,010          1,526,765
                                                                 ---------------
                                                                       1,684,740
                                                                 ---------------
                                                                      16,859,305
                                                                 ---------------
Malaysia (5.4%)
Banking (2.2%)
CIMB Berhad (c)                                       771,500          1,087,460
Public Bank Berhad (c)                                541,900          1,083,133
                                                                 ---------------
                                                                       2,170,593
                                                                 ---------------
Electric Utility (1.2%)
Tenega Nasional Berhad (c)                            434,900          1,247,874
                                                                 ---------------
Real Estate (0.4%)
SP Setia Berhad (c)                                   384,900            436,658
                                                                 ---------------
Telecommunications (0.8%)
Telekom Malaysia Berhad (c)                           282,600            862,849
                                                                 ---------------
Transportation-Marine (0.8%)
Malaysia International Shipping Corp.
Berhad (c)                                            215,800            868,272
                                                                 ---------------
                                                                       5,586,246
                                                                 ---------------
Mexico (6.5%)
Diversified Operations (1.4%)
Grupo Carso SA de Cv                                  270,000          1,453,306
                                                                 ---------------
Financial Services (1.3%)
Grupo Financiero Banorte SA de Cv                     222,600          1,401,859
                                                                 ---------------
Retail (1.0%)
Wal-Mart de Mexico SA de Cv                           301,700          1,036,612
                                                                 ---------------
Telecommunications (1.9%)
America Movil SA de CV ADR                             37,317          1,953,544
                                                                 ---------------
Television (0.9%)
TV Azteca SA de C.V. ADR                               89,800            923,144
                                                                 ---------------
                                                                       6,768,465
                                                                 ---------------
Netherlands (1.2%)
Brewery (1.2%)
Efes Breweries International GDR (b)                   41,600          1,248,000
                                                                 ---------------
Poland (0.9%)
Banking (0.6%)
Bank Pekao SA (c)                                      14,762            679,258
                                                                 ---------------
Real Estate Development (0.3%)
Globe Trade Centre SA (b)                               7,900            279,562
                                                                 ---------------
                                                                         958,820
                                                                 ---------------

--------------------------------------------------------------------------------
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Russia (3.8%)
Oil & Gas (2.7%)
Lukoil ADR (c)                                         11,700   $      1,431,965
Surgutneftgaz ADR                                      38,000          1,421,200
                                                                 ---------------
                                                                       2,853,165
                                                                 ---------------
Telecommunications (1.1%)
AO VimpelCom ADR (b)                                   30,800          1,113,112
                                                                 ---------------
                                                                       3,966,277
                                                                 ---------------
South Africa (9.8%)
Banking (2.8%)
ABSA Group Ltd. (c)                                   152,838          2,061,534
African Bank Investments Ltd. (c)                     244,600            794,529
                                                                 ---------------
                                                                       2,856,063
                                                                 ---------------
Diversified Operations (0.9%)
Barloworld Ltd. (c)                                    50,900            963,423
                                                                 ---------------
Metals & Mining (0.7%)
Anglogold Ashanti Ltd. (c)                             21,600            777,247
                                                                 ---------------
Mining (0.9%)
Impala Platinum Holdings Ltd. (c)                      10,399            887,643
                                                                 ---------------
Oil & Gas (1.1%)
Sasol Ltd. (c)                                         55,231          1,188,837
                                                                 ---------------
Retail (2.0%)
Lewis Group Ltd. (b)                                  231,157          1,600,199
Massmart Holdings Ltd. (c)                             58,100            467,069
                                                                 ---------------
                                                                       2,067,268
                                                                 ---------------
Telecommunications (1.4%)
MTN Group Ltd. (c)                                    191,976          1,482,309
                                                                 ---------------
                                                                      10,222,790
                                                                 ---------------
Taiwan (15.0%)
Banking (2.7%)
E.Sun Financial Holding Co. Ltd. (c)                2,225,000          1,851,192
TA Chong Bank Ltd. (b) (c)                          2,566,000            980,834
                                                                 ---------------
                                                                       2,832,026
                                                                 ---------------
Computers (1.2%)
Acer, Inc. (c)                                        737,000          1,219,178
                                                                 ---------------
Electronics (1.1%)
Ichia Technologies, Inc. (b) (c)                      779,474          1,161,497
                                                                 ---------------
Financial Services (2.7%)
Cathay Financial Holding Co. Ltd. (c)                 861,000          1,766,223
Cathay Financial Holding Co. Ltd. GDR (b)               4,529             93,977
Yuanta Core Pacific Securities Co. (c)              1,193,540            907,828
                                                                 ---------------
                                                                       2,768,028
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                      GARTMORE GVIT EMERGING MARKETS FUND

           Statement of Investments -- December 31, 2004 (continued)


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Taiwan (continued)
Semiconductors (2.3%)
Taiwan Semiconductor Manufacturing Co.
Ltd. (c)                                            1,437,671   $      2,290,632
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR                                               15,738            133,616
                                                                 ---------------
                                                                       2,424,248
                                                                 ---------------
Steel (1.4%)
China Steel Corp. (c)                               1,295,000          1,464,970
                                                                 ---------------
Telecommunications (1.9%)
China Telecom Corp. Ltd. (c)                        3,760,000          1,378,559
Chunghwa Telecom Co. Ltd (c)                          320,000            631,594
                                                                 ---------------
                                                                       2,010,153
                                                                 ---------------
Textiles (1.7%)
Far Eastern Textile Co. Ltd. (c)                    2,196,408          1,769,429
                                                                 ---------------
                                                                      15,649,529
                                                                 ---------------
Thailand (4.5%)
Banking (2.0%)
Kasikornbank Public Co. Ltd. (b) (c)                  998,000          1,443,713
Siam City Bank Public Co. Ltd. (c)                  1,137,100            738,454
                                                                 ---------------
                                                                       2,182,167
                                                                 ---------------
Chemicals (0.8%)
Aromatics (Thailand) Public Co. Ltd. (b)              512,200            823,483
                                                                 ---------------
Electric Utility (0.5%)
Ratchaburi Electricity Generating Holding
Public Co. Ltd.                                       528,400            516,618
                                                                 ---------------
Telecommunications (1.2%)
Shin Corporation Public Co. Ltd.                    1,176,700          1,205,032
                                                                 ---------------
                                                                       4,727,300
                                                                 ---------------
Turkey (1.3%)
Banking (1.3%)
Denizbank AS (b) (c)                              589,501,000          1,363,918
                                                                 ---------------
United Kingdom (1.5%)
Metals & Mining (1.5%)
BHP Billiton PLC (c)                                  129,500          1,518,725
                                                                 ---------------
TOTAL COMMON STOCKS                                                   94,407,771
                                                                 ---------------
PARTICIPATION NOTES (3.3%)
India (3.3%)
Banking (0.1%)
ICICI Bank Ltd., 03/30/07                    $         16,300            139,202
                                                                 ---------------
Engineering Services (0.9%)
Larsen & Toubro Ltd.                                   40,700            921,855
                                                                 ---------------
Oil & Gas (1.4%)
Oil and Natural Gas Corp. Ltd., 10/31/05               76,500          1,442,790
                                                                 ---------------
Tobacco (0.9%)
ITC Ltd., 04/07/30                                     30,300            913,545
                                                                 ---------------
TOTAL PARTICIPATION NOTES                                              3,417,392
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------
CASH EQUIVALENTS (5.4%)
Investments in repurchase agreements
(collateralized by AA Corporate Bonds and
U.S. Government Securities, in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price
$5,664,998)                                  $      5,663,950   $      5,663,950
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                 5,663,950
                                                                 ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (0.3%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds
-- footnote 2 (Securities Lending)                    332,850            332,850
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                        332,850
                                                                 ---------------
TOTAL INVESTMENTS
(COST $88,960,136) (A) -- 99.7%                                      103,821,963
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                            341,160
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    104,163,123
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)      Denotes a non-income producing security.

(c)      Fair Valued Security

ADR      American Depositary Receipt

GDR      Global Depositary Receipt

At December 31, 2004, the Fund's open forward foreign currency contracts were as follows:


                                                                                                                       UNREALIZED
                                                                                  DELIVERY    CONTRACT     MARKET     APPRECIATION/
CURRENCY                                                                            DATE        VALUE      VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Long Contracts:
Thailand Baht                                                                     01/06/05     258,401     259,378          977
South African Rand                                                                01/07/05      29,929      29,849          (80)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LONG CONTRACTS                                                                           288,330     289,227          897
-----------------------------------------------------------------------------------------------------------------------------------
Short Contracts
South African Rand                                                                01/05/05    (170,068)   (172,125)      (2,057)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT
CONTRACTS                                                                                     (170,068)   (172,125)      (2,057)
-----------------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                    GARTMORE GVIT INTERNATIONAL GROWTH FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (99.0%)
Australia (6.8%)
Coal (1.7%)
Excel Coal Ltd.                                        76,517   $        280,115
                                                                 ---------------
Minerals (1.3%)
BHP Billiton Ltd. (c)                                  17,083            205,009
                                                                 ---------------
Multi-Media (1.1%)
News Corp., Class B ADR                                 8,815            169,248
                                                                 ---------------
Real Estate (1.7%)
Lend Lease Corp. Ltd. (c)                              25,360            263,904
                                                                 ---------------
Telecommunications (1.0%)
Telstra Corp. Ltd. (c)                                 40,080            153,733
                                                                 ---------------
                                                                       1,072,009
                                                                 ---------------
Austria (4.7%)
Oil & Gas (3.0%)
OMV AG (c)                                              1,583            475,842
                                                                 ---------------
Telephone Communications (1.7%)
Telekom Austria AG                                     13,950            264,481
                                                                 ---------------
                                                                         740,323
                                                                 ---------------
Brazil (1.2%)
Mining (1.2%)
Companhia Vale de Rio Doce ADR                          7,635            186,141
                                                                 ---------------
Canada (4.0%)
Oil & Gas (4.0%)
Encana Corp.                                            3,409            194,613
Petro-Canada                                            1,810             92,407
Suncor Energy, Inc.                                     9,391            332,328
                                                                 ---------------
                                                                         619,348
                                                                 ---------------
China (1.4%)
Mining (1.4%)
Yanzhou Coal Mining Co. Ltd. (c)                      158,000            225,304
                                                                 ---------------
Finland (1.7%)
Oil & Gas (1.7%)
Fortum Oyj (c)                                         14,114            260,576
                                                                 ---------------
France (11.9%)
Banking (1.5%)
BNP Paribas SA (c)                                      2,083            150,975
Societe Generale (c)                                      754             76,327
                                                                 ---------------
                                                                         227,302
                                                                 ---------------
Beverages (2.0%)
Pernod - Richard SA (c)                                 2,061            315,992
                                                                 ---------------
Building & Construction (0.8%)
Bouygues SA (c)                                         2,680            123,807
                                                                 ---------------
Food-Diversified (1.5%)
Groupe Danone (c)                                       2,610            241,242
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
France (continued)
Health & Personal Care (0.5%)
Sanofi-Aventis SA (c)                                     963   $         76,993
                                                                 ---------------
Oil & Gas (1.7%)
Total Fina Elf SA (c)                                   1,205            263,910
                                                                 ---------------
Oil-Field Services (1.0%)
Technip SA (c)                                            876            161,990
                                                                 ---------------
Telecommunications (1.6%)
France Telecom SA (c)                                   7,710            254,736
                                                                 ---------------
Utilities (1.3%)
Suez SA (c)                                             7,650            204,002
                                                                 ---------------
                                                                       1,869,974
                                                                 ---------------
Germany (6.3%)
Banking (0.7%)
Deutsche Bank AG (c)                                    1,206            107,363
                                                                 ---------------
Chemicals (0.5%)
BASF AG (c)                                             1,083             77,981
                                                                 ---------------
Computer Software & Services (0.9%)
SAP AG (c)                                                840            148,737
                                                                 ---------------
Electric (0.7%)
E. ON AG (c)                                            1,214            110,547
                                                                 ---------------
Gas & Electric Utility (0.4%)
RWE AG (c)                                              1,139             62,894
                                                                 ---------------
Manufacturing (1.6%)
Siemens AG (c)                                          2,845            240,840
                                                                 ---------------
Telecommunications (1.5%)
Deutsche Telekom AG (b) (c)                            10,631            240,245
                                                                 ---------------
                                                                         988,607
                                                                 ---------------
Hong Kong (3.1%)
Real Estate (3.1%)
Cheung Kong Holdings Ltd. (c)                          16,000            159,651
Sun Hung Kai Properties Ltd. (c)                       32,000            320,268
                                                                 ---------------
                                                                         479,919
                                                                 ---------------
Italy (7.8%)
Banking (2.2%)
Banca Intesa SPA (c)                                   69,841            335,592
                                                                 ---------------
Oil & Gas (1.5%)
ENI SPA (c)                                             9,315            233,493
                                                                 ---------------
Public Thoroughfares (1.1%)
Autostrade SPA (c)                                      6,653            177,792
                                                                 ---------------
Telecommunications (1.8%)
Telecom Italia SPA (c)                                 69,290            282,869
                                                                 ---------------
Utilities (1.2%)
Enel SPA (c)                                           19,120            187,953
                                                                 ---------------
                                                                       1,217,699
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                    GARTMORE GVIT INTERNATIONAL GROWTH FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Japan (10.7%)
Automotive (0.9%)
Honda Motor Co. Ltd. (c)                                1,100   $         57,510
Toyota Motor Corp. (c)                                  1,900             77,975
                                                                 ---------------
                                                                         135,485
                                                                 ---------------
Electronics (0.5%)
Toshiba Corp. (c)                                      19,000             81,816
                                                                 ---------------
Financial Services (3.0%)
Credit Saison Co. Ltd. (c)                              5,900            215,820
Mitsubishi Tokyo Financial Group, Inc. (c)                 15            153,627
Sumitomo Mitsui Financial Group, Inc. (c)                  16            116,941
                                                                 ---------------
                                                                         486,388
                                                                 ---------------
Import/Export (0.7%)
Mitsubishi Corp. (c)                                    8,000            103,474
                                                                 ---------------
Mining (0.8%)
Sumitomo Metal & Mining Co. Ltd. (c)                   18,000            128,418
                                                                 ---------------
Oil & Gas (0.1%)
Inpex Corp. (b)                                             4             20,182
                                                                 ---------------
Pharmaceuticals (0.8%)
Takeda Chemical Industries Ltd. (c)                     2,600            131,278
                                                                 ---------------
Real Estate (1.9%)
Mitsui Fudosan Co. Ltd. (c)                            24,000            292,290
                                                                 ---------------
Steel (1.0%)
Nippon Steel Corp. (c)                                 64,000            157,129
                                                                 ---------------
Transportation (0.4%)
West Japan Railway Co. (c)                                 14             56,630
                                                                 ---------------
Transportation-Marine (0.6%)
Nippon Yusen Kabushiki Kaisha (c)                      16,000             86,196
                                                                 ---------------
                                                                       1,679,286
                                                                 ---------------
Netherlands (2.6%)
Food (0.7%)
Koninlijke Numico NV (c)                                3,183            114,575
                                                                 ---------------
Oil & Gas (1.9%)
Royal Dutch Petroleum Co. (c)                           5,080            291,564
                                                                 ---------------
                                                                         406,139
                                                                 ---------------
Norway (3.3%)
Oil & Gas (1.8%)
Norsk Hydro ASA (c)                                     3,731            293,408
                                                                 ---------------
Oil -- Field Services (1.5%)
Stolt Offshore SA (b) (c)                              34,827            229,199
                                                                 ---------------
                                                                         522,607
                                                                 ---------------
Portugal (1.0%)
Telecommunications (1.0%)
Portugal Telecom SGPS SA (c)                           12,579            155,217
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Spain (1.0%)
Telecommunications (1.0%)
Telefonica SA (c)                                       8,326   $        156,582
                                                                 ---------------
Television (0.0%)
Antena 3 Television SA (b) (c)                             23              1,656
                                                                 ---------------
                                                                         158,238
                                                                 ---------------
Switzerland (4.5%)
Banking (2.2%)
Credit Suisse Group (c)                                 1,900             79,872
UBS AG (c)                                              3,179            266,485
                                                                 ---------------
                                                                         346,357
                                                                 ---------------
Chemicals (2.0%)
Syngenta AG (c)                                         2,917            309,481
                                                                 ---------------
Pharmaceuticals (0.3%)
Roche Holding AG (c)                                      464             53,259
                                                                 ---------------
                                                                         709,097
                                                                 ---------------
United Kingdom (27.0%)
Aerospace & Defense (1.8%)
Rolls- Royce Group, B Shares                        1,659,006              3,026
Rolls-Royce Group PLC (c)                              58,320            275,661
                                                                 ---------------
                                                                         278,687
                                                                 ---------------
Banking (0.5%)
HSBC Holdings PLC (c)                                   4,310             72,615
                                                                 ---------------
Beverages (2.1%)
SABMiller PLC (c)                                      19,480            322,659
                                                                 ---------------
Building & Construction (0.2%)
CRH PLC (c)                                             1,209             32,340
                                                                 ---------------
Construction (1.2%)
Taylor Woodrow PLC (c)                                 37,240            194,434
                                                                 ---------------
Cruise Lines (1.5%)
Carnival PLC (c)                                        3,871            236,174
                                                                 ---------------
Food & Household Products (2.5%)
Cadbury Schweppes PLC (c)                              42,200            392,898
                                                                 ---------------
Household Products (1.0%)
Reckitt Benckiser PLC (c)                               4,978            150,138
                                                                 ---------------
Metals (2.0%)
Vedanta Resources PLC (c)                              42,243            319,525
                                                                 ---------------
Mining (4.1%)
Anglo American PLC (c)                                 11,504            271,448
BHP Billiton PLC (c)                                    5,290             61,819
Rio Tinto PLC (c)                                      10,279            303,186
                                                                 ---------------
                                                                         636,453
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                    GARTMORE GVIT INTERNATIONAL GROWTH FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United Kingdom (continued)
Oil & Gas (5.0%)
BP PLC (c)                                             49,411   $        480,792
Shell Transport & Trading Co. PLC (c)                  36,679            313,825
                                                                 ---------------
                                                                         794,617
                                                                 ---------------
Pharmaceuticals (0.3%)
AstraZeneca PLC (c)                                     1,317             47,731
                                                                 ---------------
Telecommunications (1.7%)
Vodafone Group PLC (c)                                 98,187            267,143
                                                                 ---------------
Water Utility (3.1%)
United Utilities PLC (c)                               13,339            160,890
United Utilities PLC, A Shares (c)                     37,060            318,403
                                                                 ---------------
                                                                         479,293
                                                                 ---------------
                                                                       4,224,707
                                                                 ---------------
TOTAL COMMON STOCKS                                                   15,515,191
                                                                 ---------------

CASH EQUIVALENTS (0.2%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds and
U.S. Government Securities, in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price $32,342)      $         32,337             32,337
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                    32,337
                                                                 ---------------
TOTAL INVESTMENTS
(COST $13,752,328) (A) -- 99.2%                                 $     15,547,528
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                            122,433
                                                                 ---------------
NET ASSETS -- 100.0%                                            $     15,669,961
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)      Denotes a non-income producing security.

(c)      Fair Valued Security.

ADR      American Depositary Receipt

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                     DREYFUS GVIT INTERNATIONAL VALUE FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (96.0%)
Australia (1.7%)
Banking (1.1%)
National Australia Bank Ltd. (c)                       76,804   $      1,730,882
                                                                 ---------------
Containers (0.6%)
Amcor Ltd. (c)                                        176,378          1,014,822
                                                                 ---------------
                                                                       2,745,704
                                                                 ---------------
Brazil (1.1%)
Oil & Gas (0.5%)
Petroleo Brasileiro SA ADR                             15,950            634,491
Petroleo Brasileiro SA ADR                              5,500            199,155
                                                                 ---------------
                                                                         833,646
                                                                 ---------------
Telecommunications (0.6%)
Telecomunicacoes Brasileiras SA ADR                    30,411            978,626
                                                                 ---------------
                                                                       1,812,272
                                                                 ---------------
China (0.6%)
Telecommunications (0.6%)
China Mobile (Hong Kong) Ltd. (c)                     294,000          1,003,275
                                                                 ---------------
Denmark (0.3%)
Banking (0.3%)
Danske Bank A/S (c)                                    18,000            551,869
                                                                 ---------------
Finland (2.2%)
Paper Products (1.6%)
M-Real Oyj B Shares (c)                               194,600          1,238,520
UPM-Kymmene Oyj (c)                                    63,629          1,408,459
                                                                 ---------------
                                                                       2,646,979
                                                                 ---------------
Telecommunications (0.6%)
Nokia Oyj (c)                                          37,400            585,681
Nokia Oyj ADR                                          28,446            445,749
                                                                 ---------------
                                                                       1,031,430
                                                                 ---------------
                                                                       3,678,409
                                                                 ---------------
France (8.3%)
Audio/Video Products (0.6%)
Thomson Multimedia (c)                                 35,560            939,049
                                                                 ---------------
Auto Parts & Equipment (1.1%)
Valeo SA (c)                                           42,300          1,770,990
                                                                 ---------------
Banking (0.9%)
Banque Nationale de Paris SA (c)                       19,530          1,415,526
                                                                 ---------------
Food & Beverages (1.2%)
Carrefour SA (c)                                       41,750          1,988,459
                                                                 ---------------
Machinery (1.0%)
Schneider Electric SA (c)                              23,560          1,638,985
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
France (continued)
Medical (1.0%)
Sanofi-Synthelabo SA (c)                               21,280   $      1,701,366
                                                                 ---------------
Oil & Gas (1.6%)
TotalFinaElf SA (c)                                     9,660          2,115,663
TotalFinaElf SA ADR                                     5,541            608,623
                                                                 ---------------
                                                                       2,724,286
                                                                 ---------------
Telecommunications (0.9%)
France Telecom SA (c)                                  45,700          1,509,911
                                                                 ---------------
                                                                      13,688,572
                                                                 ---------------
Germany (6.5%)
Airlines (0.6%)
Deutsche Lufthansa AG (b) (c)                          66,852            956,522
                                                                 ---------------
Automotive (1.0%)
Volkswagen AG (c)                                      37,380          1,697,652
                                                                 ---------------
Banking (1.2%)
Deutsche Bank AG (c)                                   13,035          1,160,426
Deutsche Postbank AG (b)                               18,400            812,331
                                                                 ---------------
                                                                       1,972,757
                                                                 ---------------
Distribution/Wholesale (0.2%)
Medion AG (c)                                          14,500            307,462
                                                                 ---------------
Electric & Gas (0.8%)
E.On AG (c)                                            14,427          1,313,729
                                                                 ---------------
Finance (0.5%)
Deutsche Boerse AG (c)                                 14,110            849,842
                                                                 ---------------
Machinery/Print Trade (0.5%)
Heidelberger Druckmaschinen AG (b) (c)                 22,800            772,859
                                                                 ---------------
Retail (0.3%)
KarstadtQuelle AG (c)                                  53,800            558,220
                                                                 ---------------
Transportation (1.4%)
Deutsche Post AG (c)                                  103,630          2,375,431
                                                                 ---------------
                                                                      10,804,474
                                                                 ---------------
Hong Kong (0.8%)
Banking (0.6%)
Bank of East Asia Ltd. (c)                            323,727          1,005,797
                                                                 ---------------
Diversified Operations (0.2%)
Citic Pacific Ltd. (c)                                104,900            298,788
                                                                 ---------------
                                                                       1,304,585
                                                                 ---------------
Ireland (1.5%)
Banking (1.5%)
Bank of Ireland (c)                                   151,855          2,509,034
                                                                 ---------------
Italy (4.4%)
Aerospace & Defense (0.8%)
Finmeccanica SpA (c)                                1,405,240          1,271,208
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     DREYFUS GVIT INTERNATIONAL VALUE FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Italy (continued)
Apparel (0.5%)
Benetton Group SpA (c)                                 61,930   $        819,778
                                                                 ---------------
Banking (2.0%)
Banche Popolari Unite Scrl (c)                         35,050            712,888
Sanpaolo IMI SpA (c)                                   26,582            381,504
UniCredito Italiano SpA (c)                           378,700          2,178,254
                                                                 ---------------
                                                                       3,272,646
                                                                 ---------------
Oil & Gas (1.1%)
Eni SpA (c)                                            75,860          1,901,532
                                                                 ---------------
                                                                       7,265,164
                                                                 ---------------
Japan (25.3%)
Advertising (0.6%)
Dentsu, Inc. (c)                                          345            929,848
                                                                 ---------------
Appliances (0.8%)
Rinnai Corp. (c)                                       49,400          1,324,818
                                                                 ---------------
Automotive (3.0%)
Fuji Heavy Industries Ltd. (c)                        188,200            919,032
Honda Motor Co. Ltd. (c)                               32,700          1,709,616
Toyoda Gosei (c)                                        9,900            201,772
Toyota Motor Corp. (c)                                 23,100            948,013
Yamaha Motor Co. Ltd. (c)                              88,700          1,333,312
                                                                 ---------------
                                                                       5,111,745
                                                                 ---------------
Banking (1.6%)
Sumitomo Mitsui Financial Group, Inc. (c)                 208          1,520,232
The 77 Bank Ltd. (c)                                  167,300          1,183,697
                                                                 ---------------
                                                                       2,703,929
                                                                 ---------------
Building & Construction (0.8%)
Sekisui House Ltd. (c)                                110,900          1,294,587
                                                                 ---------------
Chemicals (2.1%)
Shin-Etsu Chemical Co. Ltd. (c)                        40,800          1,677,543
Sumitomo Bakelite Co. Ltd. (c)                        151,400            956,604
Sumitomo Chemical Co. Ltd. (c)                        181,600            890,218
                                                                 ---------------
                                                                       3,524,365
                                                                 ---------------
Computers (0.4%)
TDK Corp. (c)                                           9,500            707,108
                                                                 ---------------
Convenience Stores (0.6%)
Lawson, Inc. (c)                                       26,900            993,867
                                                                 ---------------
Cosmetics & Toiletries (1.1%)
Kao Corp. (c)                                          45,300          1,159,407
Shiseido Co. Ltd. (c)                                  44,800            649,381
                                                                 ---------------
                                                                       1,808,788
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Japan (continued)
Drugstores (0.6%)
Matsumotokiyoshi Co. Ltd. (c)                          36,000   $      1,026,946
                                                                 ---------------
Electronic Components (2.2%)
Mabuchi Motor Co. Ltd. (c)                             19,500          1,406,492
Minebea Co. Ltd. (c)                                  268,000          1,170,233
Murata Manufacturing Co. Ltd. (c)                      19,100          1,070,066
                                                                 ---------------
                                                                       3,646,791
                                                                 ---------------
Electronics (2.0%)
ALPS ELECTRIC CO. LTD. (c)                             54,200            811,623
Funai Electric Co. Ltd. (c)                             7,400            921,908
Rohm Co. Ltd. (c)                                      15,300          1,587,842
                                                                 ---------------
                                                                       3,321,373
                                                                 ---------------
Financial Services (2.0%)
Credit Saison Co. (c)                                  50,000          1,828,979
Takefuji Corp. (c)                                     21,140          1,429,659
                                                                 ---------------
                                                                       3,258,638
                                                                 ---------------
Machinery (0.0%)
Fuji Machine Manufacturing Co. Ltd. (c)                 6,400             62,993
                                                                 ---------------
Office Automation & Equipment (1.0%)
Canon, Inc. (c)                                        29,700          1,612,815
                                                                 ---------------
Pharmaceuticals (1.0%)
Takeda Chemical Industries Ltd. (c)                    32,400          1,635,923
                                                                 ---------------
Photographic Products (1.3%)
Fuji Photo Film Co. Ltd. (c)                           34,900          1,291,929
Olympus Corp. (c)                                      38,100            815,927
                                                                 ---------------
                                                                       2,107,856
                                                                 ---------------
Restaurants (0.7%)
Skylark Co. Ltd. (c)                                   66,600          1,143,673
                                                                 ---------------
Security Services (0.4%)
Sohgo Security Services Co. Ltd. (c)                   44,600            654,248
                                                                 ---------------
Telecommunications (1.4%)
KDDI Corp. (c)                                            230          1,240,502
Nippon Telegraph & Telephone Corp. (c)                    243          1,099,833
                                                                 ---------------
                                                                       2,340,335
                                                                 ---------------
Textile Products (0.5%)
Kuraray Co. Ltd. (c)                                   99,400            893,019
                                                                 ---------------
Transportation (1.2%)
Nippon Express Co. Ltd. (c)                           403,600          1,996,823
                                                                 ---------------
                                                                      42,100,488
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     DREYFUS GVIT INTERNATIONAL VALUE FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Korea (1.3%)
Steel (0.1%)
POSCO ADR                                               5,200   $        231,556
                                                                 ---------------
Telecommunications (0.6%)
KT Corp. SP ADR                                        43,800            955,278
                                                                 ---------------
Utilities (0.6%)
Korea Electric Power Corp. ADR                         73,000            966,520
                                                                 ---------------
                                                                       2,153,354
                                                                 ---------------
Mexico (1.2%)
Food & Beverages (0.6%)
Coca-Cola Femsa SA de CV ADR                           42,200          1,002,672
                                                                 ---------------
Telecommunications (0.6%)
Telefonos de Mexico SA de CV ADR                       26,416          1,012,261
                                                                 ---------------
                                                                       2,014,933
                                                                 ---------------
Netherlands (6.4%)
Banking (1.6%)
ABN AMRO Holding NV (c)                                42,047          1,114,427
Fortis NV (c)                                          59,060          1,632,890
                                                                 ---------------
                                                                       2,747,317
                                                                 ---------------
Chemicals (0.3%)
DSM NV (c)                                              7,100            459,152
                                                                 ---------------
Electronics (1.1%)
Koninklijke (Royal) Philips Electronics
NV (c)                                                 50,600          1,340,950
Koninklijke (Royal) Philips Electronics
NV ADR                                                 17,050            451,825
                                                                 ---------------
                                                                       1,792,775
                                                                 ---------------
Food & Beverages (0.9%)
Heineken NV (c)                                        46,201          1,537,035
                                                                 ---------------
Insurance (0.8%)
Aegon NV (c)                                           98,575          1,341,777
                                                                 ---------------
Oil & Gas (0.9%)
Royal Dutch Petroleum Co. (c)                          24,600          1,411,903
                                                                 ---------------
Printing & Publishing (0.8%)
Wolters Kluwer NV (c)                                  63,762          1,277,405
                                                                 ---------------
                                                                      10,567,364
                                                                 ---------------
New Zealand (0.2%)
Paper & Related Products (0.2%)
Carter Holt Harvey Ltd. (c)                           195,850            293,510
                                                                 ---------------
Norway (0.3%)
Oil & Gas (0.3%)
Norsk Hydro ASA (c)                                     5,600            440,387
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Portugal (0.4%)
Utilities (0.4%)
Electricidade de Portugal SA (c)                      244,700   $        740,525
                                                                 ---------------
Singapore (2.0%)
Banking (1.7%)
DBS Group Holdings Ltd. (c)                           176,300          1,737,992
United Overseas Bank Ltd. (c)                         126,700          1,070,463
                                                                 ---------------
                                                                       2,808,455
                                                                 ---------------
Engineering (0.3%)
Singapore Technologies Engineering
Ltd. (c)                                              302,500            431,433
                                                                 ---------------
                                                                       3,239,888
                                                                 ---------------
South Africa (0.6%)
Banking (0.6%)
Nedcor Ltd. (c)                                        70,259            970,251
                                                                 ---------------
Spain (2.9%)
Banking (0.7%)
Banco de Sabadell SA (c)                               49,100          1,148,032
                                                                 ---------------
Oil & Gas (1.0%)
Repsol YPF SA (c)                                      23,200            603,482
Repsol YPF SA ADR                                      43,270          1,129,347
                                                                 ---------------
                                                                       1,732,829
                                                                 ---------------
Utilities (1.2%)
Endesa SA (c)                                          85,146          1,992,376
                                                                 ---------------
                                                                       4,873,237
                                                                 ---------------
Sweden (0.9%)
Appliances (0.9%)
Electrolux AB Series B (c)                             65,900          1,509,789
                                                                 ---------------
Switzerland (7.8%)
Banking (1.7%)
Julius Baer Holding Ltd. (c)                            3,140            944,977
United Bank of Switzerland AG (c)                      21,990          1,843,346
                                                                 ---------------
                                                                       2,788,323
                                                                 ---------------
Chemicals (1.4%)
Clariant AG (c)                                        57,788            929,156
Lonza Group AG (c)                                     25,500          1,430,503
                                                                 ---------------
                                                                       2,359,659
                                                                 ---------------
Food & Beverages (1.6%)
Nestle SA (c)                                          10,420          2,719,581
                                                                 ---------------
Insurance (1.6%)
Swiss Re (c)                                           23,150          1,647,169
Zurich Financial Services AG (c)                        5,550            924,139
                                                                 ---------------
                                                                       2,571,308
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     DREYFUS GVIT INTERNATIONAL VALUE FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Switzerland (continued)
Pharmaceuticals (1.5%)
Novartis AG (c)                                        49,290   $      2,480,538
                                                                 ---------------
                                                                      12,919,409
                                                                 ---------------
Taiwan (0.7%)
Semiconductor Components (0.7%)
United Microelectronics Corp. ADR (b)                 310,762          1,096,990
                                                                 ---------------
United Kingdom (18.6%)
Aerospace & Defense (0.6%)
British Aerospace PLC (c)                             214,666            948,330
                                                                 ---------------
Airlines (0.5%)
Easyjet PLC (b) (c)                                   219,600            792,345
                                                                 ---------------
Airport (0.6%)
BAA PLC (c)                                            95,400          1,067,936
                                                                 ---------------
Auto Parts & Equipment (1.1%)
GKN PLC (c)                                           414,300          1,879,974
                                                                 ---------------
Banking (2.5%)
Barclays PLC (c)                                       90,753          1,023,590
Lloyds TSB Group PLC (c)                              124,959          1,136,144
Royal Bank of Scotland Group PLC (c)                   64,882          2,179,048
                                                                 ---------------
                                                                       4,338,782
                                                                 ---------------
Chemicals (0.5%)
BOC Group PLC (c)                                      47,703            909,100
                                                                 ---------------
Containers -- Metal/Glass (0.6%)
Rexam PLC (c)                                         106,126            938,069
                                                                 ---------------
Electric Utility (0.1%)
Scottish Power PLC (c)                                 12,700             98,205
                                                                 ---------------
Food & Beverages (1.9%)
Diageo PLC (c)                                        135,008          1,928,317
Sainsbury (J) PLC (c)                                 223,202          1,156,602
                                                                 ---------------
                                                                       3,084,919
                                                                 ---------------
Food & Household Products (0.9%)
Unilever PLC (c)                                      145,310          1,425,548
                                                                 ---------------
Industrial Goods & Services (0.8%)
Bunzl PLC (c)                                         155,414          1,296,519
                                                                 ---------------
Mining (1.9%)
Anglo American PLC (c)                                 49,454          1,166,915
Rio Tinto PLC (c)                                      67,770          1,998,923
                                                                 ---------------
                                                                       3,165,838
                                                                 ---------------
Oil & Gas (2.0%)
Centrica PLC (c)                                      170,170            770,642
Shell Transportation & Trading Co.
PLC (c)                                               301,567          2,580,203
                                                                 ---------------
                                                                       3,350,845
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United Kingdom (continued)
Pharmaceuticals (1.9%)
GlaxoSmithKline PLC (c)                               131,644   $      3,090,800
                                                                 ---------------
Retail (1.2%)
Boots Group PLC (c)                                   100,310          1,260,008
Marks & Spencer Group PLC (c)                         110,800            728,444
                                                                 ---------------
                                                                       1,988,452
                                                                 ---------------
Telecommunications (1.5%)
BT Group PLC (c)                                      450,700          1,759,973
Vodafone Group PLC (c)                                258,200            702,499
                                                                 ---------------
                                                                       2,462,472
                                                                 ---------------
                                                                      30,838,134
                                                                 ---------------
TOTAL COMMON STOCKS                                                  159,121,617
                                                                 ---------------
CASH EQUIVALENTS (4.7%)
Investments in repurchase agreements
(collateralized by AA Corporate Bonds and
U.S. Government Securities, in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price
$7,842,862)                                  $      7,841,411          7,841,411
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                 7,841,411
                                                                 ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (8.9%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds
-- footnote 2 (Securities Lending)                 14,714,190         14,714,190
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                     14,714,190
                                                                 ---------------
TOTAL INVESTMENTS
(COST $157,321,578) (A) -- 109.6%                                    181,677,218
LIABILITIES IN EXCESS OF
OTHER ASSETS -- (9.6)%                                               (15,949,964)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    165,727,254
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)      Represents a non-income producing security.

(c)      Fair Valued Security.

ADR      American Depositary Receipt

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                     DREYFUS GVIT INTERNATIONAL VALUE FUND

           Statement of Investments -- December 31, 2004 (continued)



At December 31, 2004, the Fund's open forward foreign currency contracts were as follows:



                                                                                                                       UNREALIZED
                                                                                DELIVERY     CONTRACT     MARKET      APPRECIATION/
CURRENCY                                                                          DATE        VALUE        VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Long Contracts:
Australian Dollar                                                               01/04/05      115,769      116,184          415
British Pound                                                                   01/04/05      536,208      533,461       (2,747)
Euro                                                                            01/03/05    1,243,894    1,242,945         (949)
Hong Kong Dollar                                                                01/03/05       56,907       56,919           12
Norwegian Krone                                                                 01/04/05      167,161      166,755         (406)
Swiss Franc                                                                     01/03/05      690,881      690,211         (670)
Singapore Dollars                                                               01/03/05      156,962      157,403          441
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LONG
CONTRACTS                                                                                   2,967,782    2,963,878       (3,904)
-----------------------------------------------------------------------------------------------------------------------------------

                       GARTMORE VARIABLE INSURANCE TRUST

              GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS (100.3%)
Equity Funds (95.3%)
Gartmore International Index Fund,
Institutional Class (b)                            12,025,515   $    100,292,807
Gartmore Mid Cap Market Index Fund,
Institutional Class (b)                             3,572,521         50,015,294
Gartmore S&P 500 Index Fund,
Institutional Class (b)                             9,597,641        100,199,372
Gartmore Small Cap Index Fund,
Institutional Class (b)                             2,759,603         33,336,004
One Group Equity Index Fund,
Institutional Class                                 1,197,529         33,039,824
                                                                 ---------------
                                                                     316,883,301
                                                                 ---------------
Fixed Income Funds (5.0%)
Gartmore Bond Index Fund, Institutional
Class (b)                                           1,513,629         16,740,737
                                                                 ---------------
TOTAL MUTUAL FUNDS                                                   333,624,038
                                                                 ---------------
TOTAL INVESTMENTS (COST $301,934,195) (A)
-- 100.3%                                                            333,624,038
LIABILITIES IN EXCESS OF
OTHER ASSETS -- (0.3)%                                                (1,086,503)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    332,537,535
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)   Investment in affiliate.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS (97.6%)
Equity Funds (80.0%)
Gartmore International Index Fund,
Institutional Class (b)                            22,147,920   $    184,713,647
Gartmore Mid Cap Market Index Fund,
Institutional Class (b)                             7,895,558        110,537,812
Gartmore S&P 500 Index Fund,
Institutional Class (b)                            17,665,234        184,425,043
Gartmore Small Cap Index Fund,
Institutional Class (b)                             3,049,471         36,837,610
One Group Equity Index Fund,
Institutional Class                                 2,651,096         73,143,736
                                                                 ---------------
                                                                     589,657,848
                                                                 ---------------
Fixed Income Funds (17.6%)
Gartmore Bond Index Fund, Institutional
Class (b)                                          10,063,138        111,298,303
Gartmore Morley Enhanced Income Fund,
Institutional Class (b)                             2,018,518         18,449,255
                                                                 ---------------
                                                                     129,747,558
                                                                 ---------------
TOTAL MUTUAL FUNDS                                                   719,405,406
                                                                 ---------------
FIXED CONTRACT (2.5%)
Fixed Income Funds (2.5%)
Nationwide Fixed Contract, 3.50% (b) (c)     $     18,423,665         18,423,665
                                                                 ---------------
TOTAL FIXED CONTRACT                                                  18,423,665
                                                                 ---------------
TOTAL INVESTMENTS
(COST $660,760,507) (A) -- 100.1%                                    737,829,071
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                         (833,840)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    736,995,231
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)   Investment in affiliate.

(c) The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

               GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS (92.5%)
Equity Funds (59.9%)
Gartmore International Index Fund,
Institutional Class (b)                            20,296,824   $    169,275,512
Gartmore Mid Cap Market Index Fund,
Institutional Class (b)                             8,039,597        112,554,358
Gartmore S&P 500 Index Fund,
Institutional Class (b)                            32,358,410        337,821,779
Gartmore Small Cap Index Fund,
Institutional Class (b)                             4,657,652         56,264,436
                                                                 ---------------
                                                                     675,916,085
                                                                 ---------------
Fixed Income Funds (32.6%)
Gartmore Bond Index Fund, Institutional
Class (b)                                          25,619,135        283,347,637
Gartmore Morley Enhanced Income Fund,
Institutional Class (b)                             9,249,050         84,536,317
                                                                 ---------------
                                                                     367,883,954
                                                                 ---------------
TOTAL MUTUAL FUNDS                                                 1,043,800,039
                                                                 ---------------
FIXED CONTRACT (7.5%)
Fixed Income Funds (7.5%)
Nationwide Fixed Contract, 3.50% (b) (c)     $     84,509,132         84,509,132
                                                                 ---------------
TOTAL FIXED CONTRACT                                                  84,509,132
                                                                 ---------------
TOTAL INVESTMENTS
(COST $1,017,124,945) (A) -- 100.0%                                1,128,309,171
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                           (808,951)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $  1,127,500,220
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)   Investment in affiliate.

(c) The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

        GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS (87.4%)
Equity Funds (39.9%)
Gartmore International Index Fund,
Institutional Class (b)                             5,105,411   $     42,579,126
Gartmore Mid Cap Market Index Fund,
Institutional Class (b)                             3,033,389         42,467,441
Gartmore S&P 500 Index Fund,
Institutional Class (b)                             8,139,351         84,974,822
                                                                 ---------------
                                                                     170,021,389
                                                                 ---------------
Fixed Income Funds (47.5%)
Gartmore Bond Index Fund, Institutional
Class (b)                                          13,533,812        149,682,376
Gartmore Morley Enhanced Income Fund,
Institutional Class (b)                             5,826,704         53,256,072
                                                                 ---------------
                                                                     202,938,448
                                                                 ---------------
TOTAL MUTUAL FUNDS                                                   372,959,837
                                                                 ---------------
FIXED CONTRACT (12.5%)
Fixed Income Funds (12.5%)
Nationwide Fixed Contract, 3.50% (b)(c)      $     53,147,496         53,147,496
                                                                 ---------------
TOTAL FIXED CONTRACT                                                  53,147,496
                                                                 ---------------
TOTAL INVESTMENTS
(COST $394,342,666) (A) -- 99.9%                                     426,107,333
OTHER ASSETS IN EXCESS OF
LIABILITIES -- 0.01%                                                    (322,331)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    425,785,002
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)   Investment in affiliate.

(c) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

             GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS (80.0%)
Equity Funds (20.0%)
Gartmore International Index Fund,
Institutional Class (b)                             1,545,101   $     12,886,142
Gartmore Mid Cap Market Index Fund,
Institutional Class (b)                               918,026         12,852,364
Gartmore S&P 500 Index Fund,
Institutional Class (b)                             2,463,294         25,716,789
                                                                 ---------------
                                                                      51,455,295
                                                                 ---------------
Fixed Income Funds (55.0%)
Gartmore Bond Index Fund, Institutional
Class (b)                                           8,192,279         90,605,644
Gartmore Morley Enhanced Income Fund,
Institutional Class (b)                             5,643,090         51,577,838
                                                                 ---------------
                                                                     142,183,482
                                                                 ---------------
Money Market Fund (5.0%)
Gartmore Money Market Fund, Institutional
Class(b)                                           12,870,706         12,870,706
                                                                 ---------------
TOTAL MUTUAL FUNDS                                                   206,509,483
                                                                 ---------------
FIXED CONTRACT (20.0%)
Fixed Income Funds (20.0%)
Nationwide Fixed Contract, 3.50% (b) (c)     $     51,455,838         51,455,838
                                                                 ---------------
TOTAL FIXED CONTRACT                                                  51,455,838
                                                                 ---------------
TOTAL INVESTMENTS
(COST $248,833,711) (A) -- 100.0%                                    257,965,321
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                           (233,797)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    257,731,524
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)   Investment in affiliate.

(c) The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                     GARTMORE GVIT U.S. GROWTH LEADERS FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (96.2%)
Chemicals (3.3%)
Praxair, Inc.                                          36,920   $      1,630,018
                                                                 ---------------
Coal (3.4%)
Peabody Energy Corp.                                   21,140          1,710,437
                                                                 ---------------
Computer Software & Services (11.6%)
EMC Corp. (b)                                          68,200          1,014,134
Google, Inc. (b)                                        9,560          1,846,036
Macromedia, Inc. (b)                                   32,760          1,019,491
Mcafee, Inc. (b)                                       34,060            985,356
Quest Software, Inc. (b)                               60,490            964,816
                                                                 ---------------
                                                                       5,829,833
                                                                 ---------------
Distribution/Wholesale (3.3%)
Tech Data Corp. (b)                                    36,060          1,637,124
                                                                 ---------------
Financial Services (13.5%)
Capital One Financial Corp.                            32,550          2,741,035
Franklin Resources, Inc.                               35,750          2,489,988
Goldman Sachs Group, Inc.                              14,750          1,534,590
                                                                 ---------------
                                                                       6,765,613
                                                                 ---------------
Healthcare (17.7%)
Abbott Laboratories                                    21,060            982,449
Caremark Rx, Inc. (b)                                  51,360          2,025,124
Eyetech Pharm, Inc. (b)                                23,280          1,059,240
Genentech, Inc. (b)                                    32,750          1,782,910
St. Jude Medical, Inc. (b)                             47,030          1,971,968
Unitedhealth Group, Inc.                               11,550          1,016,747
                                                                 ---------------
                                                                       8,838,438
                                                                 ---------------
Hotels & Casinos (5.9%)
Las Vegas Sands Corp. (b)                              18,170            872,160
Marriott International, Inc., Class A                  33,450          2,106,681
                                                                 ---------------
                                                                       2,978,841
                                                                 ---------------
Machinery (4.5%)
Caterpillar, Inc.                                      23,270          2,269,058
                                                                 ---------------
Manufacturing (6.7%)
Textron, Inc.                                          18,070          1,333,566
Tyco International Ltd.                                56,670          2,025,386
                                                                 ---------------
                                                                       3,358,952
                                                                 ---------------
Oil & Gas (3.1%)
Nabors Industries Ltd. (b)                             30,700          1,574,603
                                                                 ---------------
Retail (6.8%)
Nordstrom, Inc.                                        34,840          1,628,073
Petco Animal Supplies, Inc. (b)                        45,240          1,786,075
                                                                 ---------------
                                                                       3,414,148
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Semiconductors (12.8%)
Lam Research Corp. (b)                                 55,360   $      1,600,458
Nvidia Corp. (b)                                       85,100          2,004,956
Qlogic Corp. (b)                                       55,140          2,025,292
Silicon Image, Inc. (b)                                47,690            784,977
                                                                 ---------------
                                                                       6,415,683
                                                                 ---------------
Transportation (3.6%)
Canadian National Railway Co. ADR -- CA                29,170          1,786,663
                                                                 ---------------
TOTAL COMMON STOCKS                                                   48,209,411
                                                                 ---------------
CASH EQUIVALENTS (1.6%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds and
U.S. Government Securities in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price $815,791)     $        815,640            815,640
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                   815,640
                                                                 ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (7.7%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds
-- footnote 2 (Securities Lending)                  3,881,775          3,881,775
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                      3,881,775
                                                                 ---------------
TOTAL INVESTMENTS
(COST $48,435,338) (A) -- 105.5%                                      52,906,826
LIABILITIES IN EXCESS OF
OTHER ASSETS -- (5.5)%                                                (2,786,612)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $     50,120,214
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)      Denote non-income producing securities.

ADR      American Depository Receipt

CA       Canada

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                      GARTMORE GVIT GLOBAL UTILITIES FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (104.0%)
Australia (0.9%)
Telecommunications (0.9%)
Telstra Corporation Ltd. (c)                           88,550   $        339,648
                                                                 ---------------
Austria (3.9%)
Oil & Gas Utility (2.2%)
OMV AG (c)                                              2,764            830,844
                                                                 ---------------
Telecommunications (1.7%)
Telekom Austria AG (c)                                 32,946            624,631
                                                                 ---------------
                                                                       1,455,475
                                                                 ---------------
Belgium (0.7%)
Telecommunications (0.7%)
Mobistar SA (b) (c)                                     2,620            245,099
                                                                 ---------------
Canada (1.8%)
Oil & Gas Utility (1.4%)
Suncor Energy, Inc.                                    13,948            493,590
                                                                 ---------------
Telecommunications (0.4%)
BCE, Inc.                                               6,703            161,792
                                                                 ---------------
                                                                         655,382
                                                                 ---------------
Denmark (1.5%)
Telecommunications (1.5%)
Tele Danmark AS Class B (c)                            12,900            546,572
                                                                 ---------------
Finland (1.9%)
Oil & Gas Utility (1.9%)
Fortum Oyj (c)                                         38,165            704,613
                                                                 ---------------
France (6.5%)
Building & Construction (1.0%)
Bouygues SA (c)                                         8,000            369,572
                                                                 ---------------
Telecommunications (2.9%)
France Telecom SA (c)                                  32,879          1,086,310
                                                                 ---------------
Water Utility (2.6%)
Suez SA (c)                                            35,805            954,810
                                                                 ---------------
                                                                       2,410,692
                                                                 ---------------
Germany (8.2%)
Gas & Electric Utility (4.6%)
E. ON AG (c)                                           12,368          1,126,235
Rwe AG (c)                                             10,202            563,344
                                                                 ---------------
                                                                       1,689,579
                                                                 ---------------
Telecommunications (3.6%)
Deutsche Telekom AG (b) (c)                            59,540          1,345,519
                                                                 ---------------
                                                                       3,035,098
                                                                 ---------------
Greece (0.8%)
Telecommunications (0.8%)
Hellenic Telecommunications Organization
SA (OTE)                                               17,040            306,588
                                                                 ---------------
Hong Kong (0.3%)
Electric Utility (0.3%)
CLP Holdings Ltd. (c)                                  17,000             97,824
                                                                 ---------------

--------------------------------------------------------------------------------
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Italy (6.7%)
Electric Utility (1.8%)
Enel SpA (c)                                           67,595   $        664,470
                                                                 ---------------
Gas Utility (0.3%)
Snam Rete Gas SpA (c)                                  19,595            113,720
                                                                 ---------------
Telecommunications (4.6%)
Telecom Italia Mobile SpA (c)                          82,870            617,898
Telecom Italia SpA (c)                                172,856            705,665
Telecom Italia SpA RNC (c)                            121,344            393,190
                                                                 ---------------
                                                                       1,716,753
                                                                 ---------------
                                                                       2,494,943
                                                                 ---------------
Japan (5.0%)
Electric Utility (3.3%)
Chubu Electric Power Co., Inc. (c)                     11,300            271,279
Kansai Electric Power Co., Inc. (c)                     9,600            195,326
Kyushu Electric Power Co., Inc. (c)                     7,800            157,815
Tohoku Electric Power Co., Inc. (c)                     7,300            131,269
Tokyo Electric Power Co., Inc. (c)                     18,300            449,882
                                                                 ---------------
                                                                       1,205,571
                                                                 ---------------
Gas Utility (0.7%)
Osaka Gas Co. Ltd. (c)                                 44,000            137,640
Tokyo Gas Co. Ltd. (c)                                 30,000            123,079
                                                                 ---------------
                                                                         260,719
                                                                 ---------------
Telecommunications (1.0%)
Nippon Telegraph & Telephone Corp. (c)                     86            389,241
                                                                 ---------------
                                                                       1,855,531
                                                                 ---------------
Luxemburg (1.4%)
Oil & Gas Utility (1.4%)
Stolt Offshore SA (b) (c)                              79,749            524,834
                                                                 ---------------
Norway (0.4%)
Telecommunications (0.4%)
Telenor ASA (c)                                        17,433            158,453
                                                                 ---------------
Portugal (0.5%)
Telecommunications (0.5%)
Portugal Telecom SA (c)                                16,527            203,933
                                                                 ---------------
Singapore (0.4%)
Telecommunications (0.4%)
Singapore Telecommunications Ltd. (c)                  91,114            132,796
                                                                 ---------------
Spain (8.0%)
Electric Utility (1.5%)
Iberdrola SA (c)                                       21,760            552,018
                                                                 ---------------
Gas & Electric Utility (1.6%)
Union Fenosa SA (c)                                    23,232            609,581
                                                                 ---------------
Telecommunications (4.9%)
Telefonica SA (c)                                      95,749          1,800,685
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                      GARTMORE GVIT GLOBAL UTILITIES FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Spain (continued)
Television (0.0%)
Antena 3 Television SA (b) (c)                             87   $          6,265
                                                                 ---------------
                                                                       2,968,549
                                                                 ---------------
Sweden (1.7%)
Telecommunications (1.7%)
TeliaSonera AB (c)                                    103,110            615,959
                                                                 ---------------
United Kingdom (18.8%)
Electric Utility (2.8%)
International Power PLC (b) (c)                        29,218             86,550
National Grid Transco PLC (c)                          53,930            513,546
Scottish & Southern Energy PLC (c)                     15,912            265,912
Scottish Power PLC (c)                                 22,412            173,304
                                                                 ---------------
                                                                       1,039,312
                                                                 ---------------
Telecommunications (8.5%)
Vodafone Group PLC (c)                              1,173,149          3,191,852
                                                                 ---------------
Water Utility (7.5%)
AWG PLC (c)                                            22,401            352,427
AWG PLC Redeemable Shares (b) (c)                      90,424                  0
Northumbrian Water Group PLC (c)                      222,598            751,566
Pennon Group PLC (c)                                   37,219            711,766
Severn Trent PLC (c)                                    7,119            131,971
United Utilities PLC (c)                                8,960            108,073
United Utilities PLC, Class A (c)                      87,005            747,509
                                                                 ---------------
                                                                       2,803,312
                                                                 ---------------
                                                                       7,034,476
                                                                 ---------------
United States (34.6%)
Electric Utility (3.8%)
AES Corp. (b)                                          14,490            198,078
Allegheny Energy, Inc. (b)                             18,380            362,271
Dominion Resources, Inc.                                3,843            260,325
Edison International                                    4,116            131,835
Entergy Corp.                                           2,269            153,362
PPL Corp.                                               4,737            252,387
Southern Co. (The)                                      1,549             51,922
                                                                 ---------------
                                                                       1,410,180
                                                                 ---------------
Gas & Electric Utility (12.1%)
Constellation Energy Group, Inc.                       11,780            514,904
Duke Energy Corp.                                      28,575            723,805
Exelon Corp.                                           23,375          1,030,135
P G & E Corp. (b)                                       7,840            260,915
Progress Energy, Inc.                                   5,590            252,892
Questar Corp.                                           5,810            296,078
SCANA Corp.                                            11,320            446,008
TXU Corp.                                              10,305            665,291
Wisconsin Energy Corp.                                  9,580            322,942
                                                                 ---------------
                                                                       4,512,970
                                                                 ---------------
Gas Utility (0.6%)
FirstEnergy Corp.                                       5,949            235,045
                                                                 ---------------

--------------------------------------------------------------------------------
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Oil & Gas Utility (4.2%)
ConocoPhillips                                          9,973   $        865,955
EOG Resources, Inc.                                     9,985            712,530
                                                                 ---------------
                                                                       1,578,485
                                                                 ---------------
Telecommunications (13.9%)
AT&T Corp.                                             17,677            336,924
Belgacom SA (b) (c)                                    13,150            567,412
BellSouth Corp.                                        11,794            327,755
Nextel Communications, Inc., Class A (b)               22,344            670,319
SBC Communications, Inc.                               25,223            649,997
Sprint Corp.                                           14,683            364,873
Verizon Communications, Inc.                           56,320          2,281,522
                                                                 ---------------
                                                                       5,198,802
                                                                 ---------------
                                                                      12,935,482
                                                                 ---------------
TOTAL COMMON STOCKS                                                   38,721,947
                                                                 ---------------
TOTAL INVESTMENTS
(COST $34,953,643) (A) -- 104.0%                                      38,721,947
LIABILITIES IN EXCESS OF
OTHER ASSETS -- (4.0)%                                                (1,496,487)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $     37,225,460
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)      Denotes a non-income producing security.

(c)      Fair Valued Security.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                     GARTMORE GVIT FINANCIAL SERVICES FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (98.3%)
Australia (1.5%)
Banking (1.5%)
Australia & New Zealand Banking Group
Ltd. (c)                                               23,110   $        373,382
                                                                 ---------------
Belgium (2.0%)
Financial Services (2.0%)
Fortis NV (c)                                          18,010            497,940
                                                                 ---------------
France (3.6%)
Banking (2.9%)
BNP Paribas SA (c)                                     10,070            729,870
                                                                 ---------------
Insurance (0.7%)
Axa (c)                                                 7,660            189,423
                                                                 ---------------
                                                                         919,293
                                                                 ---------------
Germany (2.5%)
Financial Services (2.5%)
Hypo Real Estate Holding
AG (b) (c)                                             15,300            634,844
                                                                 ---------------
Hong Kong (3.3%)
Financial Services (3.3%)
Hang Lung Group Ltd. (c)                              432,760            852,060
                                                                 ---------------
Ireland (2.9%)
Banking (2.9%)
Bank of Ireland (c)                                    44,590            736,741
                                                                 ---------------
Italy (1.7%)
Banking (1.7%)
UniCredito Italiano SpA (c)                            76,890            442,265
                                                                 ---------------
Japan (7.7%)
Financial Services (7.3%)
Daito Trust Construction Co. Ltd. (c)                   4,500            213,890
Mitsubishi Tokyo Financial Group,
Inc. (c)                                                   36            368,705
Mizuho Financial Group, Inc. (c)                           71            359,844
Nomura Holdings, Inc. (c)                              22,000            321,771
Orix Corp. (c)                                          2,200            301,095
Sumitomo Mitsui Financial Group, Inc. (c)                  42            306,970
                                                                 ---------------
                                                                       1,872,275
                                                                 ---------------
Insurance (0.4%)
Millea Holdings, Inc. (c)                                   6             89,403
                                                                 ---------------
                                                                       1,961,678
                                                                 ---------------
Portugal (0.5%)
Banking (0.5%)
Banco Commercial Portuguese SA (c)                     51,000            130,889
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Spain (3.4%)
Banking (3.4%)
Banco Popular Espanol SA (c)                            3,800   $        250,205
Banco Santander Central Hispano SA (c)                 49,060            608,359
                                                                 ---------------
                                                                         858,564
                                                                 ---------------
Sweden (2.2%)
Banking (2.2%)
Skandinaviska Enskilda Banken AB (c)                   28,580            553,115
                                                                 ---------------
Switzerland (3.2%)
Financial Services (3.2%)
UBS AG (c)                                              9,650            808,926
                                                                 ---------------
United Kingdom (12.7%)
Banking (12.0%)
Barclays PLC (c)                                       49,200            554,920
HBOS PLC (c)                                           30,591            497,213
HSBC Holdings PLC (c)                                  45,631            768,788
Lloyds TSB Group PLC (c)                               38,930            353,957
Royal Bank of Scotland Group PLC (c)                   27,327            917,770
                                                                 ---------------
                                                                       3,092,648
                                                                 ---------------
Insurance (0.7%)
Royal & Sun Alliance Insurance Group
PLC (c)                                               120,248            179,320
                                                                 ---------------
                                                                       3,271,968
                                                                 ---------------
United States (51.1%)
Banking (13.1%)
Bank Of America Corp.                                  26,050          1,224,089
Boston Private Financial Holdings, Inc.                 2,250             63,383
Colonial BancGroup, Inc. (The)                         20,070            426,086
Commerce Bancorp, Inc.                                  2,350            151,340
Community Bancorp (b)                                   2,120             64,872
Placer Sierra Bancshares                                7,550            214,722
Wachovia Corp.                                         10,130            532,838
Wells Fargo & Co.                                       6,120            380,358
Zions Bancorp                                           4,200            285,726
                                                                 ---------------
                                                                       3,343,414
                                                                 ---------------
Financial Services (28.8%)
Advance America Cash Advance Centers,
Inc. (b)                                                8,030            183,887
American Capital Strategies Ltd.                        7,540            251,459
American Express Co.                                    6,690            377,115
Ameritrade Holding Corp. (b)                            8,650            123,003

                       GARTMORE VARIABLE INSURANCE TRUST

                     GARTMORE GVIT FINANCIAL SERVICES FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
United States (continued)
Calamos Asset Management, Inc.,
Class A (b)                                             4,200   $        113,400
Capital One Financial Corp.                             5,520            464,839
CIT Group, Inc.                                         6,900            316,158
Citigroup, Inc.                                        24,380          1,174,627
Countrywide Financial Corp.                             7,216            267,064
E*TRADE Financial Corp. (b)                            14,720            220,064
Fannie Mae                                              3,282            233,711
Franklin Resources, Inc.                                3,810            265,367
Freddie Mac                                             3,190            235,103
Goldman Sachs Group, Inc.                               4,720            491,069
Host Marriott Corp.                                     7,460            129,058
Investors Financial Services Corp.                     11,770            588,265
J.P. Morgan Chase & Co.                                 6,400            249,664
Knight Trading Group, Inc. (b)                         22,800            249,660
Legg Mason, Inc.                                        4,350            318,681
Lehman Brothers Holding, Inc.                               2                175
MBNA Corp.                                              3,980            112,196
Merrill Lynch & Co., Inc.                               5,220            311,999
Morgan Stanley                                          6,890            382,533
Providian Financial Corp. (b)                          11,800            194,346
T. Rowe Price Group, Inc.                               1,970            122,534
                                                                 ---------------
                                                                       7,375,977
                                                                 ---------------
Insurance (9.2%)
Allstate Corp.                                          4,240            219,293
American International Group, Inc.                      9,850            646,849
Hartford Financial Services Group                       5,100            353,481
KMG America Corp. (b)                                  21,510            236,610
MGIC Investment Corp.                                   2,850            196,394
PartnerRe Ltd.                                          7,970            493,662
PXRE Group Ltd.                                         7,580            191,092
                                                                 ---------------
                                                                       2,337,381
                                                                 ---------------
                                                                      13,056,772
                                                                 ---------------
TOTAL COMMON STOCKS                                                   25,098,437
                                                                 ---------------
CASH EQUIVALENTS (1.1%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds and
U.S. Government Securities, in a joint
trading account at 2.22%, dated 12/31/04,
due 01/03/05, repurchase price $279,380)     $        279,328            279,328
                                                                 ---------------
TOTAL CASH EQUIVALENTS                                                   279,328
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $22,076,637) (A) -- 99.4%                                 $     25,377,765
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                            145,545
                                                                 ---------------
NET ASSETS -- 100.0%                                            $     25,523,310
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)      Denotes a non-income producing security.

(c)      Fair Valued Security.

At December 31, 2004, the Fund's open forward foreign currency contracts were as follows:


                                                                                                                       UNREALIZED
                                                                                DELIVERY     CONTRACT     MARKET      APPRECIATION/
CURRENY                                                                           DATE        VALUE        VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Short Contract:
British Pound                                                                   01/06/05      (84,731)     (84,237)        494
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT
CONTRACTS                                                                                   ($ 84,731)   ($ 84,237)       $494
-----------------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                     GARTMORE GVIT DEVELOPING MARKETS FUND

                 Statement of Investments -- December 31, 2004


--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (96.4%)
Argentina (1.2%)
Steel (1.2%)
Tenaris SA                                             46,800   $      2,288,520
                                                                 ---------------
Brazil (11.6%)
Banking (1.9%)
Banco Itau Holding Financeira SA ADR                   20,400          1,533,468
Uniao de Bancos Brasileiros SA GDR                     64,200          2,036,424
                                                                 ---------------
                                                                       3,569,892
                                                                 ---------------
Beverages (0.6%)
Companhia de Bebidas das Americas ADR                  42,200          1,195,526
                                                                 ---------------
Electric Utility (1.4%)
Companhia Energetica de Minas Gerais              115,155,000          2,813,840
                                                                 ---------------
Metals & Mining (1.2%)
Companhia Vale do Rio Doce, Class A                   100,600          2,429,778
                                                                 ---------------
Oil & Gas (1.5%)
Petroleo Brasileiro SA ADR                             74,334          2,957,007
                                                                 ---------------
Oil Comp -- Intergrated (1.6%)
Petroleo Brasileiro SA                                 77,100          3,091,547
                                                                 ---------------
Paper Products (1.5%)
Klabin SA                                           1,458,820          2,965,974
                                                                 ---------------
Retail (1.0%)
Companhia Brasileira de Distribuicao Pao
de Acucar ADR                                          74,300          1,902,080
                                                                 ---------------
Telecommunications (0.9%)
Tele Norte Leste Participacoes SA ADR                 105,300          1,776,411
                                                                 ---------------
                                                                      22,702,055
                                                                 ---------------
China (2.8%)
Coal Mining (1.1%)
Yanzhou Coal Mining Co. Ltd. (c)                    1,452,000          2,070,512
                                                                 ---------------
Financial Services (0.9%)
Ping An Insurance (Group) Co. of China
Ltd. (b)                                            1,049,000          1,781,466
                                                                 ---------------
Oil & Gas (0.8%)
CNOOC Ltd. (c)                                      2,957,000          1,583,356
                                                                 ---------------
                                                                       5,435,334
                                                                 ---------------
Hong Kong (4.3%)
Agriculture (0.3%)
Global Bio-ChemTechnology Group Co.
Ltd. (c)                                              977,000            642,115
                                                                 ---------------
Coal (1.0%)
China Resources Power Holdings Co. (c)              3,522,000          1,910,666
                                                                 ---------------
Metals & Mining (1.1%)
Jiangxi Copper Co. Ltd. (c)                         3,712,000          2,111,177
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Hong Kong (continued)
Semiconductor Comp -- Integrated Circuits (1.0%)
Solomon Systech International Ltd. (c)              7,790,000   $      1,931,137
                                                                 ---------------
Telecommunications (0.9%)
China Mobile (Hong Kong) Ltd. (c)                     537,000          1,832,512
                                                                 ---------------
                                                                       8,427,607
                                                                 ---------------
Hungary (0.8%)
Oil & Gas (0.8%)
MOL Magyar Olaj-es Gazipari. (c)                       21,992          1,543,348
                                                                 ---------------
India (0.7%)
Financial Services (0.7%)
ICICI Bank Ltd. ADR                                    69,047          1,391,297
                                                                 ---------------
Indonesia (3.2%)
Banking (1.0%)
PT Bank Danamon Indonesia (c)                       4,175,500          1,970,742
                                                                 ---------------
Coal Mining (1.2%)
PT Bumi Resources (b)(c)                           27,863,500          2,395,492
                                                                 ---------------
Telecommunications (1.0%)
PT Telekomunikasi Indonesia (c)                     3,751,745          1,949,268
                                                                 ---------------
                                                                       6,315,502
                                                                 ---------------
Israel (1.6%)
Electronics (0.7%)
Orbotech Ltd. (b)                                      62,000          1,312,540
                                                                 ---------------
Computer Software (0.9%)
Retalix Ltd. (b)                                       81,400          1,779,404
                                                                 ---------------
                                                                       3,091,944
                                                                 ---------------
Korea (16.8%)
Airlines (0.9%)
Korean Air (c)                                         95,210          1,734,346
                                                                 ---------------
Banking (1.2%)
Hana Bank (b)(c)                                       97,270          2,422,611
                                                                 ---------------
Construction (1.3%)
Hyundai Development Co. (b)(c)                        159,800          2,538,333
                                                                 ---------------
Diversified Operations (1.1%)
GS Holdings Corp. (b)                                  95,120          2,058,238
                                                                 ---------------
Electronics (6.6%)
KH Vatec Co. Ltd. (c)                                  61,400          1,466,641
LG Electronics, Inc. (c)                               43,000          2,659,275
LG Electronics, Inc. GDR                               25,900            449,103
Samsung Electronics (c)                                17,226          7,484,712
Samsung Electronics GDR                                 3,900            557,700
                                                                 ---------------
                                                                      12,617,431
                                                                 ---------------
Financial Services (1.1%)
Daishin Securities Co.                                 39,440            340,508
Woori Finance Holdings Co. Ltd. (c)                   214,240          1,763,662
                                                                 ---------------
                                                                       2,104,170
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     GARTMORE GVIT DEVELOPING MARKETS FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Korea (continued)
Retail (1.3%)
CJ Home Shopping (b)(c)                                45,052   $      2,582,275
                                                                 ---------------
Steel (1.8%)
INI Steel Co. (b)(c)                                  265,270          3,448,397
                                                                 ---------------
Telecommunications (1.5%)
SK Telecom Co. Ltd. (c)                                13,110          2,498,862
SK Telecom Co. Ltd. ADR                                22,300            496,175
                                                                 ---------------
                                                                       2,995,037
                                                                 ---------------
                                                                      32,500,838
                                                                 ---------------
Malaysia (5.6%)
Banking (2.1%)
CIMB Berhad (c)                                     1,410,000          1,987,452
Public Bank Berhad (c)                              1,110,000          2,218,634
                                                                 ---------------
                                                                       4,206,086
                                                                 ---------------
Electric Utility (1.3%)
Tenega Nasional Berhad (c)                            879,700          2,524,154
                                                                 ---------------
Real Estate (0.5%)
SP Setia Berhad (c)                                   773,000            876,947
                                                                 ---------------
Telecommunications (0.8%)
Telekom Malaysia Berhad (c)                           535,000          1,633,489
                                                                 ---------------
Transportation-Marine (0.9%)
Malaysia International Shipping Corp.
Berhad (c)                                            436,200          1,755,052
                                                                 ---------------
                                                                      10,995,728
                                                                 ---------------
Mexico (7.2%)
Diversified Operations (1.6%)
Grupo Carso SA de CV                                  583,414          3,140,292
                                                                 ---------------
Financial Services (1.5%)
Grupo Financiero Banorte SA de CV                     454,400          2,861,656
                                                                 ---------------
Retail (1.1%)
Wal-Mart de Mexico SA de CV                           607,000          2,085,593
                                                                 ---------------
Telecommunications (1.9%)
America Movil SA de CV ADR                             75,000          3,926,250
                                                                 ---------------
Television (1.1%)
TV Azteca SA de CV ADR                                200,400          2,060,112
                                                                 ---------------
                                                                      14,073,903
                                                                 ---------------
Netherlands (1.3%)
Brewery (1.3%)
Efes Breweries International GDR (b)                   83,700          2,511,000
                                                                 ---------------
Poland (0.9%)
Banking (0.6%)
Bank Pekao SA (c)                                      27,660          1,272,746
                                                                 ---------------
Real Estate Development (0.3%)
Globe Trade Centre SA (b)                              14,200            502,504
                                                                 ---------------
                                                                       1,775,250
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Russia (4.2%)
Oil & Gas (3.1%)
Lukoil ADR                                             23,900   $      2,925,126
Surgutneftgaz ADR                                      79,600          2,977,040
                                                                 ---------------
                                                                       5,902,166
                                                                 ---------------
Telecommunications (1.1%)
AO VimpelCom ADR (b)                                   61,900          2,237,066
                                                                 ---------------
                                                                       8,139,232
                                                                 ---------------
South Africa (10.3%)
Banking (2.9%)
ABSA Group Ltd. (c)                                   305,455          4,120,083
African Bank Investments Ltd. (c)                     464,300          1,508,177
                                                                 ---------------
                                                                       5,628,260
                                                                 ---------------
Diversified Operations (1.0%)
Barloworld Ltd. (c)                                   104,000          1,968,488
                                                                 ---------------
Metals & Mining (0.9%)
Anglogold Ashanti Ltd. (c)                             51,200          1,842,364
                                                                 ---------------
Mining (0.9%)
Impala Platinum Holdings Ltd. (c)                      20,020          1,708,877
                                                                 ---------------
Oil & Gas (1.0%)
Sasol Ltd. (c)                                         87,900          1,892,032
                                                                 ---------------
Retail (2.1%)
Lewis Group Ltd. (b)                                  464,738          3,217,179
Massmart Holdings Ltd. (c)                            111,000            892,335
                                                                 ---------------
                                                                       4,109,514
                                                                 ---------------
Telecommunications (1.5%)
MTN Group Ltd. (c)                                    386,163          2,981,689
                                                                 ---------------
                                                                      20,131,224
                                                                 ---------------
Taiwan (16.2%)
Banking (2.9%)
E.Sun Financial Holding Co. Ltd. (c)                4,487,000          3,733,165
TA Chong Bank Ltd. (b)(c)                           5,174,000          1,977,721
                                                                 ---------------
                                                                       5,710,886
                                                                 ---------------
Computers (1.3%)
Acer, Inc. (c)                                      1,497,000          2,476,404
                                                                 ---------------
Electronics (1.2%)
Ichia Technologies, Inc. (b)(c)                     1,565,881          2,333,324
                                                                 ---------------
Financial Services (2.9%)
Cathay Financial Holding Co. Ltd. (c)               1,580,000          3,241,153
Cathay Financial Holding Co. Ltd. GDR (b)              23,610            489,908
Yuanta Core Pacific Securities Co. (c)              2,478,102          1,884,888
                                                                 ---------------
                                                                       5,615,949
                                                                 ---------------

                       GARTMORE VARIABLE INSURANCE TRUST

                     GARTMORE GVIT DEVELOPING MARKETS FUND

           Statement of Investments -- December 31, 2004 (continued)



--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Taiwan (continued)
Semiconductors (2.5%)
Taiwan Semiconductor Manufacturing Co.
Ltd. (c)                                            1,989,044   $      3,169,132
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR                                              199,000          1,689,510
                                                                 ---------------
                                                                       4,858,642
                                                                 ---------------
Steel (1.5%)
China Steel Corp. (c)                               2,504,000          2,832,653
                                                                 ---------------
Telecommunications (2.1%)
China Telecom Corp. Ltd. (c)                        7,606,000          2,788,650
Chunghwa Telecom Co. Ltd. (c)                         620,000          1,223,713
                                                                 ---------------
                                                                       4,012,363
                                                                 ---------------
Textiles (1.8%)
Far Eastern Textile Co. Ltd. (c)                    4,422,092          3,562,444
                                                                 ---------------
                                                                      31,402,665
                                                                 ---------------
Thailand (4.7%)
Banking (2.0%)
Kasikornbank Public Co. Ltd. (b)(c)                 1,644,800          2,379,380
Siam City Bank Public Co. Ltd.                      2,284,800          1,483,792
                                                                 ---------------
                                                                       3,863,172
                                                                 ---------------
Chemicals (0.9%)
Aromatics (Thailand) Public Co. Ltd. (b)            1,078,200          1,733,462
                                                                 ---------------
Electric Utility (0.5%)
Ratchaburi Electricity Generating Holding
Public Co. Ltd.                                     1,045,000          1,021,698
                                                                 ---------------
Telecommunications (1.3%)
Shin Corporation Public Co. Ltd.                    2,399,000          2,456,762
                                                                 ---------------
                                                                       9,075,094
                                                                 ---------------
Turkey (1.4%)
Banking (1.4%)
Denizbank AS (b)                                1,201,587,000          2,780,090
                                                                 ---------------
United Kingdom (1.6%)
Metals & Mining (1.6%)
BHP Billiton PLC (c)                                  269,100          3,155,899
                                                                 ---------------
TOTAL COMMON STOCKS                                                  187,736,530
                                                                 ---------------
FOREIGN BOND (0.0%)
Brazil (0.0%)
Oil & Gas (0.0%)
Comp Vale DO Rio Doce, 0.00%, 09/29/49                 20,000                  0
                                                                 ---------------
TOTAL FOREIGN BOND                                                             0
                                                                 ---------------
PARTICIPATION NOTES (3.3%)
India (3.3%)
Engineering Services (0.8%)
Larsen & Toubro Ltd., 01/19/09 (c)           $         67,500          1,528,875
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES OR
                                             PRINCIPAL AMOUNT              VALUE
--------------------------------------------------------------------------------
PARTICIPATION NOTES (continued)
India (continued)
Oil & Gas (1.5%)
Oil and Natural Gas Corp. Ltd.,
10/31/05 (c)                                 $        155,100   $      2,925,186
                                                                 ---------------
Tobacco (1.0%)
ITC Ltd., 04/07/30 (c)                                 67,800          2,044,170
                                                                 ---------------
TOTAL PARTICIPATION NOTES                                              6,498,231
                                                                 ---------------
PREFERRED STOCK (0.3%)
Korea (0.3%)
Electrical (0.3%)
LG Electronics, Inc.                                   18,300            636,215
                                                                 ---------------
TOTAL PREFERRED STOCK                                                    636,215
                                                                 ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (0.2%)
Pool of short-term securities for
Gartmore Variable Insurance Trust Funds
-- footnote 2 (Securities Lending)                    418,600            418,600
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES HELD
AS COLLATERAL FOR SECURITIES LENDING                                     418,600
                                                                 ---------------
TOTAL INVESTMENTS
(COST $170,321,127) (A) -- 100.2%                                    195,289,576
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%                         (391,240)
                                                                 ---------------
NET ASSETS -- 100.0%                                            $    194,898,336
                                                                 ===============

---------------

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)      Non-income producing securities.

(c)      Fair Valued Securities.

ADR      American Depositary Receipt

GDR      Global Depositary Receipt

At December 31, 2004, the Fund's open forward foreign currency contracts were as follows:


                                                                                                                       UNREALIZED
                                                                                DELIVERY     CONTRACT     MARKET      APPRECIATION
CURRENCY                                                                          DATE        VALUE        VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Short Contracts:
South African Rand                                                              01/05/05    $(480,945)   $(486,763)      $(5,818)
South African Rand                                                              01/06/05     (488,537)    (488,063)          474
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT CONTRACTS:                                                                      $(969,482)   $(974,826)      $(5,344)
-----------------------------------------------------------------------------------------------------------------------------------
Long Contract:
South African Rand                                                              01/07/05    $  60,555    $  60,392          (163)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LONG CONTRACTS:                                                                       $  60,555    $  60,392       $  (163)
-----------------------------------------------------------------------------------------------------------------------------------

                       GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2004
-------------------------------------------------------------------------------

                                GARTMORE GVIT      GARTMORE          GARTMORE           GVIT           GARTMORE         GARTMORE
                                 NATIONWIDE          GVIT        GVIT GOVERNMENT        SMALL         GVIT MONEY       GVIT MONEY
                                    FUND          GROWTH FUND       BOND FUND       COMPANY FUND     MARKET FUND     MARKET FUND II
                               --------------    -------------   ---------------    ------------    --------------   --------------
ASSETS:
Investments, at value (cost
  $1,470,080,973;
  $247,631,498;
  $1,190,027,142;
  $702,726,099;
  $1,789,593,645 and
  $193,172,729;
  respectively)                $1,648,595,619    $ 268,586,102    $1,206,147,189    $897,110,560    $1,789,593,645    $193,172,729
Repurchase agreements, at
  cost and value                           --               --        95,824,996              --                --              --
                               --------------    -------------    --------------    ------------    --------------    ------------
    Total Investments           1,648,595,619      268,586,102     1,301,972,185     897,110,560     1,789,593,645     193,172,729
                               --------------    -------------    --------------    ------------    --------------    ------------
Cash                                  114,246               --                --      10,526,286               860          58,901
Foreign currencies, at
  value (cost $0; $0; $0;
  $27,333; $0 and $0;
  respectively)                            --               --                --          27,518                --              --
Interest and dividends
  receivable                        2,182,023          139,371        11,448,581         557,997         1,470,143              --
Receivable for investments
  sold                             19,982,246        8,229,719                --       4,540,404                --              --
Receivable from adviser                    --               --                --              --             8,651              --
Reclaims receivable                        --               --                --          63,079                --              --
Prepaid expenses and other
  assets                                7,475            1,245             6,124           9,605             8,279              --
                               --------------    -------------    --------------    ------------    --------------    ------------
    Total Assets                1,670,881,609      276,956,437     1,313,426,890     912,835,449     1,791,081,578     193,231,630
                               --------------    -------------    --------------    ------------    --------------    ------------
LIABILITIES:
Payable to custodian                       --          217,271                --              --                --              --
Distributions payable                      --               --                --              --         2,427,458         223,871
Payable for investments
  purchased                        26,479,386        4,719,638                --       2,847,256                --              --
Payable for variation
  margin on futures contacts            1,750               --                --              --                --              --
Payable for return of
  collateral received for
  securities on loan               61,401,467        9,459,360        24,404,940              --                --              --
Accrued expenses and other
  payables:
 Investment advisory fees             785,199          132,367           542,699         712,209           587,185          95,182
 Fund administration and
   transfer agent fees                 76,015           12,886            68,411          54,310            93,804          10,375
 Distribution fees                      2,361               --             3,745          11,133                --          47,591
 Administrative servicing
  fees                                200,514           32,606           166,101         118,233           185,137          28,248
 Other                                 73,141           14,573           109,885         101,712           136,449           6,272
                               --------------    -------------    --------------    ------------    --------------    ------------
    Total Liabilities              89,019,833       14,588,701        25,295,781       3,844,853         3,430,033         411,539
                               --------------    -------------    --------------    ------------    --------------    ------------
NET ASSETS                     $1,581,861,776    $ 262,367,736    $1,288,131,109    $908,990,596    $1,787,651,545    $192,820,091
                               ==============    =============    ==============    ============    ==============    ============
REPRESENTED BY:
Capital                        $1,690,938,208    $ 570,870,748    $1,269,835,106    $715,763,195    $1,787,685,863    $192,820,127
Accumulated net investment
  income (loss)                       634,361            6,000           281,074        (171,732)               --              --
Accumulated net realized
  gains (losses) from
  investment and foreign
  currency transactions          (288,245,214)    (329,463,616)        1,894,882        (995,148)          (34,318)            (36)
Net unrealized appreciation
  (depreciation) on
  investments and futures
  and translation of assets
  and liabilities
  denominated in foreign
  currencies                      178,534,421       20,954,604        16,120,047     194,394,281                --              --
                               --------------    -------------    --------------    ------------    --------------    ------------
NET ASSETS                     $1,581,861,776    $ 262,367,736    $1,288,131,109    $908,990,596    $1,787,651,545    $192,820,091
                               ==============    =============    ==============    ============    ==============    ============
NET ASSETS:
Class I Shares**               $1,402,753,414    $ 224,300,888    $1,222,615,349    $815,584,790    $1,223,530,331    $192,820,091
Class II Shares                    11,210,366               --        17,642,682      46,906,210                --              --
Class III Shares                      847,020               --         6,853,611       1,680,783                --              --
Class IV Shares                   167,050,976       38,066,848        41,019,467      44,818,813        84,415,229              --
Class V Shares                             --               --                --              --       479,705,985              --
                               --------------    -------------    --------------    ------------    --------------    ------------
    Total                      $1,581,861,776    $ 262,367,736    $1,288,131,109    $908,990,596    $1,787,651,545    $192,820,091
                               ==============    =============    ==============    ============    ==============    ============
SHARES OUTSTANDING
  (unlimited number of
  shares authorized):
Class I Shares**                  125,996,065       20,840,611       105,192,977      35,515,491     1,223,555,772     192,820,126
Class II Shares                     1,008,554               --         1,521,863       2,057,417                --              --
Class III Shares                       75,974               --           589,433          73,131                --              --
Class IV Shares                    15,006,480        3,537,519         3,529,759       1,951,704        84,417,281              --
Class V Shares                             --               --                --              --       479,716,458              --
                               --------------    -------------    --------------    ------------    --------------    ------------
    Total                         142,087,073       24,378,130       110,834,032      39,597,743     1,787,689,511     192,820,126
                               ==============    =============    ==============    ============    ==============    ============
NET ASSET VALUE AND
  OFFERING PRICE PER SHARE:*
Class I Shares**               $        11.13    $       10.76    $        11.62    $      22.96    $         1.00    $       1.00
Class II Shares                $        11.12    $          --    $        11.59    $      22.80    $           --    $         --
Class III Shares               $        11.15    $          --    $        11.63    $      22.98    $           --    $         --
Class IV Shares                $        11.13    $       10.76    $        11.62    $      22.96    $         1.00    $         --
Class V Shares                 $           --    $          --    $           --    $         --    $         1.00    $         --

---------------
*     Not subject to a front-end sales charge.
**    Gartmore GVIT Money Market Fund II shares have no class designation.
See notes to financial statements.
                                                                            251

                       GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         December 31, 2004 (continued)
-------------------------------------------------------------------------------

                                                                                                         FEDERATED
                                                        J.P. MORGAN       GARTMORE        COMSTOCK       GVIT HIGH      GVIT EQUITY
                                                       GVIT BALANCED    GVIT MID CAP        GVIT           INCOME           500
                                                           FUND         GROWTH FUND      VALUE FUND      BOND FUND      INDEX FUND
                                                       ------------    -------------    ------------    ------------   ------------
ASSETS:
Investments, at value (cost $242,796,229;
  $244,123,818; $164,511,325; $347,198,266 and
  $312,648,613; respectively)                          $266,644,990    $ 298,853,740    $194,387,182    $363,136,914   $294,830,849
Repurchase agreements, at cost and value                  7,095,658        1,500,619      17,059,905       5,410,283      1,548,556
                                                       ------------    -------------    ------------    ------------   ------------
    Total Investments                                   273,740,648      300,354,359     211,447,087     368,547,197    296,379,405
                                                       ------------    -------------    ------------    ------------   ------------
Cash                                                          4,863               --              --         137,218        129,764
Interest and dividends receivable                           654,528           29,560         332,796       5,714,024        375,065
Receivable for investments sold                          19,199,299        3,006,377          42,468              --             --
Receivable from adviser                                       2,567            1,814           1,919              --         34,731
Receivable for variation margin on futures and
  options contracts                                          18,375               --              --              --             --
Prepaid expenses and other assets                             1,063            1,022             595           1,115          1,360
                                                       ------------    -------------    ------------    ------------   ------------
    Total Assets                                        293,621,343      303,393,132     211,824,865     374,399,554    296,920,325
                                                       ------------    -------------    ------------    ------------   ------------
LIABILITIES:
Payable to custodian                                          8,286               --              --              --             --
Payable for investments purchased                        53,080,032        2,217,157              --         350,000         11,174
Payable for variation margin on futures and options
  contracts                                                  24,791               --              --              --          2,250
Payable for return of collateral received for
  securities on loan                                             --       40,337,693       9,463,749      71,507,583      9,848,000
Accrued expenses and other payables:
 Investment advisory fees                                   146,270          157,642         114,832         169,249         57,818
 Fund administration and transfer agent fees                 21,049           12,912          10,155          31,226         16,663
 Distribution fees                                               --            2,887           6,899              --             --
 Administrative servicing fees                               32,626           33,006          27,363          45,912         24,494
 Other                                                       15,402            8,467           4,508          11,008         26,492
                                                       ------------    -------------    ------------    ------------   ------------
    Total Liabilities                                    53,328,456       42,769,764       9,627,506      72,114,978      9,986,891
                                                       ------------    -------------    ------------    ------------   ------------
NET ASSETS                                             $240,292,887    $ 260,623,368    $202,197,359    $302,284,576   $286,933,434
                                                       ============    =============    ============    ============   ============
REPRESENTED BY:
Capital                                                $237,516,062    $ 357,156,459    $184,902,412    $302,798,657   $358,689,672
Accumulated net investment income (loss)                      5,889               --          10,057              --         32,556
Accumulated net realized gains (losses) from
  investment, futures and foreign currency
  transactions                                          (21,062,465)    (151,263,013)    (12,590,967)    (16,452,729)   (54,001,111)
Net unrealized appreciation (depreciation) on
  investments, futures and translation of assets
  and liabilities denominated in foreign currencies      23,833,401       54,729,922      29,875,857      15,938,648    (17,787,683)
                                                       ------------    -------------    ------------    ------------   ------------
NET ASSETS                                             $240,292,887    $ 260,623,368    $202,197,359    $302,284,576   $286,933,434
                                                       ============    =============    ============    ============   ============
NET ASSETS:
Class I Shares                                         $189,231,675    $ 149,323,688    $112,201,962    $302,284,576   $         --
Class II Shares                                                  --       14,255,673      34,312,189              --             --
Class III Shares                                                 --        1,189,657              --              --             --
Class IV Shares                                          51,061,212       95,854,350      55,683,208              --    286,933,434
                                                       ------------    -------------    ------------    ------------   ------------
    Total                                              $240,292,887    $ 260,623,368    $202,197,359    $302,284,576   $286,933,434
                                                       ============    =============    ============    ============   ============
SHARES OUTSTANDING (unlimited number of shares
  authorized):
Class I Shares                                           18,970,231        6,035,715       9,735,361      36,860,234             --
Class II Shares                                                  --          577,417       2,983,479              --             --
Class III Shares                                                 --           48,028              --              --             --
Class IV Shares                                           5,117,971        3,872,555       4,831,528              --     33,946,381
                                                       ------------    -------------    ------------    ------------   ------------
    Total                                                24,088,202       10,533,715      17,550,368      36,860,234     33,946,381
                                                       ============    =============    ============    ============   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                         $       9.98    $       24.74    $      11.53    $       8.20   $         --
Class II Shares                                        $         --    $       24.69    $      11.50    $         --   $         --
Class III Shares                                       $         --    $       24.77    $         --    $         --   $         --
Class IV Shares                                        $       9.98    $       24.75    $      11.52    $         --   $       8.45

---------------
*     Not subject to a front-end sales charge.
See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         December 31, 2004 (continued)
------------------------------------------------------------------------------

                                                  VAN KAMPEN                                           GARTMORE GVIT   DREYFUS GVIT
                                               GVIT MULTI SECTOR   GVIT SMALL CAP    GVIT SMALL CAP      WORLDWIDE        MID CAP
                                                   BOND FUND         VALUE FUND        GROWTH FUND     LEADERS FUND     INDEX FUND
                                               -----------------   --------------    --------------    -------------   ------------
ASSETS:
Investments, at value (cost $257,011,006;
  $735,484,971; $141,800,110; $32,701,170
  and $522,792,780; respectively)                $270,213,971       $835,869,043      $181,281,383     $ 37,391,521    $619,228,056
Repurchase agreements, at cost and value            5,233,750         21,941,901         9,459,473        1,006,963      16,478,957
                                                 ------------       ------------      ------------     ------------    ------------
    Total Investments                             275,447,721        857,810,944       190,740,856       38,398,484     635,707,013
                                                 ------------       ------------      ------------     ------------    ------------
Cash                                                  344,042                 --               797               --             118
Foreign currencies, at value (cost $0; $0;
  $0; $13,942; and $0; respectively)                       --                 --                --              469              --
Interest and dividends receivable                   2,745,232            923,220            24,202           31,302         396,507
Receivable for investments sold                            --          3,395,190            65,329               --         725,512
Unrealized appreciation on forward foreign
  currency contracts                                  421,663                 --                --               --              --
Receivable from adviser                                    --                 --                --               --         308,747
Receivable for variation margin on futures
  contracts                                                --              6,525                --               --          34,925
Reclaims receivable                                     4,418                 --                --           25,772              --
Prepaid expenses and other assets                         981              3,813               742              155           2,045
                                                 ------------       ------------      ------------     ------------    ------------
    Total Assets                                  278,964,057        862,139,692       190,831,926       38,456,182     637,174,867
                                                 ------------       ------------      ------------     ------------    ------------
LIABILITIES:
Payable to custodian                                       --             41,293                --               --              --
Payable to foreign currencies, at value
  (cost $25,988; $0; $0; $0; and $0;
  respectively)                                        26,268                 --                --               --              --
Payable for investments purchased                  19,779,491          4,496,100            52,041               --       4,520,962
Unrealized depreciation on forward foreign
  currency contracts                                  302,741                 --                --               --              --
Payable for variation margin on futures
  contracts                                            38,797                 --                --               --              --
Payable for return of collateral received
  for securities on loan                           20,094,419                 --        17,143,263        2,265,724      84,509,870
Accrued expenses and other payables:
 Investment advisory fees                             150,158            615,428           135,079           29,622         174,491
 Fund administration and transfer agent
  fees                                                 28,615             44,685             8,716            2,156          27,091
 Distribution fees                                         --              8,626             3,269               --           3,097
 Administrative servicing fees                         29,778            116,282            21,671            4,473          69,413
 Other                                                 11,338             50,558            19,354            1,985          28,899
                                                 ------------       ------------      ------------     ------------    ------------
    Total Liabilities                              40,461,605          5,372,972        17,383,393        2,303,960      89,333,823
                                                 ------------       ------------      ------------     ------------    ------------
NET ASSETS                                       $238,502,452       $856,766,720      $173,448,533     $ 36,152,222    $547,841,044
                                                 ============       ============      ============     ============    ============
REPRESENTED BY:
Capital                                          $225,745,055       $747,228,544      $188,304,570     $ 50,741,960    $458,803,113
Accumulated net investment income (loss)              785,333                 --                --          263,485         325,631
Accumulated net realized gains (losses)
  from investment, futures and foreign
  currency transactions                            (1,351,649)         8,829,170       (54,337,310)     (19,550,294)     (7,987,551)
Net unrealized appreciation (depreciation)
  on investments, futures and translation
  of assets and liabilities denominated in
  foreign currencies                               13,323,713        100,709,006        39,481,273        4,697,071      96,699,851
                                                 ------------       ------------      ------------     ------------    ------------
NET ASSETS                                       $238,502,452       $856,766,720      $173,448,533     $ 36,152,222    $547,841,044
                                                 ============       ============      ============     ============    ============
NET ASSETS:
Class I Shares                                   $238,502,452       $754,412,080      $156,535,003     $ 28,775,768    $532,473,971
Class II Shares                                            --         41,804,271        15,917,089               --      15,367,073
Class III Shares                                           --          2,029,050           996,441        7,376,454              --
Class IV Shares                                            --         58,521,319                --               --              --
                                                 ------------       ------------      ------------     ------------    ------------
   Total                                         $238,502,452       $856,766,720      $173,448,533     $ 36,152,222    $547,841,044
                                                 ============       ============      ============     ============    ============
SHARES OUTSTANDING (unlimited number of
  shares authorized):
Class I Shares                                     23,843,487         59,767,116        10,640,327        2,669,229      32,050,798
Class II Shares                                            --          3,330,964         1,089,698               --         927,801
Class III Shares                                           --            160,523            68,129          684,383              --
Class IV Shares                                            --          4,635,867                --               --              --
                                                 ------------       ------------      ------------     ------------    ------------
   Total                                           23,843,487         67,894,470        11,798,154        3,353,612      32,978,599
                                                 ============       ============      ============     ============    ============
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE:*
Class I Shares                                   $      10.00       $      12.62      $      14.71     $      10.78    $      16.61
Class II Shares                                  $         --       $      12.55      $      14.61     $         --    $      16.56
Class III Shares                                 $         --       $      12.64      $      14.63     $      10.78    $         --
Class IV Shares                                  $         --       $      12.62      $         --     $         --    $         --

---------------
*     Not subject to a front-end sales charge.
See notes to financial statements.
                                                                            253

                       GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         December 31, 2004 (continued)
-------------------------------------------------------------------------------

                               GARTMORE GVIT        GARTMORE GVIT   GARTMORE GVIT    GARTMORE GVIT    GARTMORE GVIT    DREYFUS GVIT
                           GLOBAL TECHNOLOGY AND    GLOBAL HEALTH     NATIONWIDE        EMERGING      INTERNATIONAL   INTERNATIONAL
                            COMMUNICATIONS FUND     SCIENCES FUND    LEADERS FUND     MARKETS FUND     GROWTH FUND      VALUE FUND
                           ---------------------    -------------   -------------    -------------    -------------   -------------
ASSETS:
Investments, at value
  (cost $54,294,363;
  $53,508,544;
  $9,626,375;
  $83,296,186;
  $13,719,991 and
  $149,480,167
  respectively)                 $ 57,696,765         $57,247,643     $10,457,423      $ 98,158,013     $15,515,191     $173,835,807
Repurchase agreements,
  at cost and value                1,409,512           4,433,949         254,516         5,663,950          32,337        7,841,411
                                ------------         -----------     -----------      ------------     -----------     ------------
    Total Investments             59,106,277          61,681,592      10,711,939       103,821,963      15,547,528      181,677,218
                                ------------         -----------     -----------      ------------     -----------     ------------
Cash                                      --                   3           1,290                --              79           30,907
Foreign currencies, at
  value (cost $895,612;
  $0; $0; $576,491;
  $102,438 and
  $2,571,309;
  respectively)                      943,429                  --              --           586,313         108,924        2,604,428
Interest and dividends
  receivable                          14,030              39,830          22,336           368,416          22,451          219,038
Receivable for
  investments sold                 2,208,311                  --         892,794           235,897              --               --
Unrealized appreciation
  on forward foreign
  currency contracts                      --                  --              --               977              --              866
Reclaims receivable                       --                  --              --               330           9,086          162,278
Prepaid expenses and
  other assets                           304                 175              44               425             639              460
                                ------------         -----------     -----------      ------------     -----------     ------------
    Total Assets                  62,272,351          61,721,600      11,628,403       105,014,321      15,688,707      184,695,195
                                ------------         -----------     -----------      ------------     -----------     ------------
LIABILITIES:
Payable to custodian                      --                  --              --            11,114              --           19,949
Payable for investments
  purchased                        3,298,655                  --       1,074,172           384,947              --        4,104,163
Unrealized depreciation
  on forward foreign
  currency contracts                      --                  --              --             2,138              --            4,772
Payable for return of
  collateral received
  for securities on loan          11,018,622           5,835,913              --           332,850              --       14,714,190
Accrued expenses and
  other payables:
 Investment advisory
  fees                                37,920              46,342           7,711            96,978          12,893          100,174
 Fund administration
  and transfer agency
  fees                                 2,295               2,833             494             6,831           2,039           10,177
 Distribution fees                     1,046               1,659              --             3,363              --            3,173
 Administrative
  servicing fees                       5,240               7,143           1,140            12,270           2,187            9,358
 Other                                 7,018               5,245           1,003               707           1,627            1,985
                                ------------         -----------     -----------      ------------     -----------     ------------
    Total Liabilities             14,370,796           5,899,135       1,084,520           851,198          18,746       18,967,941
                                ------------         -----------     -----------      ------------     -----------     ------------
NET ASSETS                      $ 47,901,555         $55,822,465     $10,543,883      $104,163,123     $15,669,961     $165,727,254
                                ============         ===========     ===========      ============     ===========     ============

                               GARTMORE GVIT        GARTMORE GVIT   GARTMORE GVIT    GARTMORE GVIT    GARTMORE GVIT    DREYFUS GVIT
                           GLOBAL TECHNOLOGY AND    GLOBAL HEALTH     NATIONWIDE        EMERGING      INTERNATIONAL   INTERNATIONAL
                            COMMUNICATIONS FUND     SCIENCES FUND    LEADERS FUND     MARKETS FUND     GROWTH FUND      VALUE FUND
                           ---------------------    -------------   -------------    -------------    -------------   -------------
REPRESENTED BY:
Capital                         $ 56,839,540         $51,677,369     $ 8,873,631      $ 87,637,311     $16,031,976     $137,170,903
Accumulated net
  investment income
  (loss)                                  --                  --           4,385                --            (509)          34,678
Accumulated net
  realized gains
  (losses) from
  investment, futures
  and foreign currency
  transactions                   (12,388,203)            405,997         834,819         1,649,959      (2,165,154)       4,106,726
Net unrealized
  appreciation
  (depreciation) on
  investments, futures
  and translation of
  assets and liabilities
  denominated in foreign
  currencies                       3,450,218           3,739,099         831,048        14,875,853       1,803,648       24,414,947
                                ------------         -----------     -----------      ------------     -----------     ------------
NET ASSETS                      $ 47,901,555         $55,822,465     $10,543,883      $104,163,123     $15,669,961     $165,727,254
                                ============         ===========     ===========      ============     ===========     ============
NET ASSETS:
Class I Shares                  $ 20,144,237         $ 7,910,493     $   926,773      $ 20,279,615     $ 3,646,965     $  6,246,596
Class II Shares                    2,409,107           3,208,036              --         8,178,243              --        3,368,084
Class III Shares                  22,655,514          39,723,029       9,617,110        66,843,568      12,022,996       69,042,520
Class IV Shares                           --                  --              --                --              --       73,952,928
Class VI Shares                    2,692,697           4,980,907              --         8,861,697              --       13,117,126
                                ------------         -----------     -----------      ------------     -----------     ------------
    Total                       $ 47,901,555         $55,822,465     $10,543,883      $104,163,123     $15,669,961     $165,727,254
                                ============         ===========     ===========      ============     ===========     ============
SHARES OUTSTANDING
  (unlimited number of
  shares authorized):
Class I Shares                     5,203,581             739,759          67,255         1,872,497         509,399          400,797
Class II Shares                      622,797             301,146              --           758,200              --          216,729
Class III Shares                   5,805,944           3,708,615         697,006         6,175,567       1,677,659        4,440,384
Class IV Shares                           --                  --              --                --              --        4,745,896
Class VI Shares                      695,953             465,210              --           818,445              --          842,916
                                ------------         -----------     -----------      ------------     -----------     ------------
    Total                         12,328,275           5,214,730         764,261         9,624,709       2,187,058       10,646,722
                                ============         ===========     ===========      ============     ===========     ============
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE:*
Class I Shares                  $       3.87         $     10.69     $     13.78      $      10.83     $      7.16     $      15.58
Class II Shares                 $       3.87         $     10.65     $        --      $      10.79     $        --     $      15.53
Class III Shares                $       3.90         $     10.71     $     13.80      $      10.83     $      7.17     $      15.54
Class IV Shares                 $         --         $        --     $        --      $         --     $        --     $      15.57
Class VI Shares                 $       3.87         $     10.71     $        --      $      10.83     $        --     $      15.55

---------------
*     Not subject to a front-end sales charge.
See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                     STATEMENTS OF ASSETS AND LIABILITIES
                         December 31, 2004 (continued)
------------------------------------------------------------------------------

                                                                        GARTMORE                          GARTMORE
                                                         GARTMORE         GVIT           GARTMORE           GVIT         GARTMORE
                                                           GVIT         INVESTOR           GVIT           INVESTOR         GVIT
                                                         INVESTOR     DESTINATIONS       INVESTOR       DESTINATIONS     INVESTOR
                                                       DESTINATIONS    MODERATELY      DESTINATIONS      MODERATELY    DESTINATIONS
                                                        AGGRESSIVE     AGGRESSIVE        MODERATE       CONSERVATIVE   CONSERVATIVE
                                                           FUND           FUND             FUND             FUND           FUND
                                                       ------------   ------------    --------------    ------------   ------------
ASSETS:
Investments in affiliated securities, at value
  (cost $271,764,076; $595,666,593; $1,017,124,945;
  $394,342,666 and $248,833,711; respectively)         $300,584,214   $664,685,335    $1,128,309,171    $426,107,333   $257,965,321
Investments, at value (cost $30,170,119;
  $65,093,914; $0; $0 and $0; respectively)              33,039,824     73,143,736                --              --             --
                                                       ------------   ------------    --------------    ------------   ------------
    Total Investments                                   333,624,038    737,829,071     1,128,309,171     426,107,333    257,965,321
                                                       ------------   ------------    --------------    ------------   ------------
Interest and dividends receivable                           285,151        566,160           157,132           5,082         20,541
Prepaid expenses and other assets                               588          1,583             2,963           1,269            869
                                                       ------------   ------------    --------------    ------------   ------------
    Total Assets                                        333,909,777    738,396,814     1,128,469,266     426,113,684    257,986,731
                                                       ------------   ------------    --------------    ------------   ------------
LIABILITIES:
Payable to custodian                                      1,219,056      1,061,097           429,016         122,318        127,231
Accrued expenses and other payables:
Investment advisory fees                                     34,793         77,950           120,960          45,993         28,017
Distribution fees                                            66,911        149,904           232,617          88,447         53,880
Administrative servicing fees                                43,675         92,399           147,653          55,658         33,395
Other                                                         7,807         20,233            38,800          16,266         12,684
                                                       ------------   ------------    --------------    ------------   ------------
    Total Liabilities                                     1,372,242      1,401,583           969,046         328,682        255,207
                                                       ------------   ------------    --------------    ------------   ------------
NET ASSETS                                             $332,537,535   $736,995,231    $1,127,500,220    $425,785,002   $257,731,524
                                                       ============   ============    ==============    ============   ============
REPRESENTED BY:
Capital                                                $296,837,871   $651,719,857    $1,006,265,451    $390,755,100   $247,121,666
Accumulated net investment income (loss)                    159,525        414,337                --              --             --
Accumulated net realized gains (losses) from
  investment transactions                                 3,850,296      7,792,473        10,050,543       3,265,235      1,478,248
Net unrealized appreciation (depreciation) on
  investments                                            31,689,843     77,068,564       111,184,226      31,764,667      9,131,610
                                                       ------------   ------------    --------------    ------------   ------------
NET ASSETS                                             $332,537,535   $736,995,231    $1,127,500,220    $425,785,002   $257,731,524
                                                       ============   ============    ==============    ============   ============
NET ASSETS:
Class II Shares                                        $332,097,057   $734,243,765    $1,118,116,110    $425,065,745   $256,277,220
Class VI Shares                                             440,478      2,751,466         9,384,110         719,257      1,454,304
                                                       ------------   ------------    --------------    ------------   ------------
Total                                                  $332,537,535   $736,995,231    $1,127,500,220    $425,785,002   $257,731,524
                                                       ============   ============    ==============    ============   ============
SHARES OUTSTANDING (unlimited number of shares
  authorized):
Class II Shares                                          28,825,742     63,729,990        99,326,386      38,955,834     24,518,080
Class VI Shares                                              38,240        239,119           834,698          65,958        139,223
                                                       ------------   ------------    --------------    ------------   ------------
                                                         28,863,982     63,969,109       100,161,084      39,021,792     24,657,303
                                                       ============   ============    ==============    ============   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class II Shares                                        $      11.52   $      11.52    $        11.26    $      10.91   $      10.45
Class VI Shares                                        $      11.52   $      11.51    $        11.24    $      10.90   $      10.45

---------------
*     Not subject to a front-end sales charge.
See notes to financial statements.
                                                                            255

                       GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         December 31, 2004 (continued)
-------------------------------------------------------------------------------

                                                              GARTMORE GVIT      GARTMORE GVIT      GARTMORE GVIT     GARTMORE GVIT
                                                               U.S. GROWTH     GLOBAL UTILITIES    GLOBAL FINANCIAL     DEVELOPING
                                                               LEADERS FUND          FUND           SERVICES FUND      MARKETS FUND
                                                              -------------    ----------------    ----------------   -------------
ASSETS:
Investments, at value (cost $47,619,698; $34,953,643;
 $21,797,309 and $170,321,127; respectively)                   $52,091,186        $38,721,947        $25,098,437       $195,289,576
Repurchase agreements, at cost and value                           815,640                 --            279,328                 --
                                                               -----------        -----------        -----------       ------------
   Total Investments                                            52,906,826         38,721,947         25,377,765        195,289,576
                                                               -----------        -----------        -----------       ------------
Cash                                                                 4,476                 --                 --                 --
Foreign currency, at value (cost $0; $0; $4; and $250,149;
 respectively)                                                          --                 --                  4            250,541
Interest and dividends receivable                                   25,125            106,344             20,374            561,724
Receivable for investments sold                                  1,457,436                 --            179,797            975,473
Unrealized appreciation on forward foreign currency
 contracts                                                              --                 --                494                474
Reclaims receivable                                                     --              6,291              8,049              4,548
Prepaid expenses and other assets                                      312                682                103                851
                                                               -----------        -----------        -----------       ------------
   Total Assets:                                                54,394,175         38,835,264         25,586,586        197,083,187
                                                               ===========        ===========        ===========       ============
LIABILITIES:
Payable to custodian                                                    --          1,574,908                 --          1,258,025
Payable to foreign currencies, at value (cost $0; $2,211;
 $0 and $0; respectively)                                               --              2,620                 --                 --
Payable for investments purchased                                  321,018                 --             36,924            122,665
Unrealized depreciation on forward foreign currency
 contracts                                                              --                 --                 --              5,981
Payable for return of collateral received for securities
 on loan                                                         3,881,775                 --                 --            418,600
Accrued expenses and other payables:
 Investment advisory fees                                           58,474             24,365             20,880            184,540
 Fund administration and transfer agent fees                         2,333              2,377              1,213             10,801
 Distribution fees                                                   2,138                223                388             40,117
 Administrative servicing fees                                       6,328              5,074              2,924            110,760
 Other                                                               1,895                237                947             33,362
                                                               -----------        -----------        -----------       ------------
   Total Liabilities:                                            4,273,961          1,609,804             63,276          2,184,851
                                                               -----------        -----------        -----------       ------------
NET ASSETS                                                     $50,120,214        $37,225,460        $25,523,310       $194,898,336
                                                               ===========        ===========        ===========       ============
REPRESENTED BY:
Capital                                                        $41,443,223        $32,184,154        $21,901,525       $158,012,876
Accumulated net investment income (loss)                                --              8,591            (50,158)            22,215
Accumulated net realized gains (losses) from investment
 and foreign currency transactions                               4,205,503          1,263,191            369,055         11,875,440
Net unrealized appreciation (depreciation) on investments
 and translation of assets and liabilities denominated in
 foreign currencies                                              4,471,488          3,769,524          3,302,888         24,987,805
                                                               -----------        -----------        -----------       ------------
NET ASSETS                                                     $50,120,214        $37,225,460        $25,523,310       $194,898,336
                                                               ===========        ===========        ===========       ============
NET ASSETS:
Class I Shares                                                 $ 6,369,160        $ 4,679,000        $ 4,010,539       $         --
Class II Shares                                                 10,593,140          1,068,511          1,879,223        194,898,336
Class III Shares                                                33,157,914         31,477,949         19,633,548                 --
                                                               -----------        -----------        -----------       ------------
   Total                                                       $50,120,214        $37,225,460        $25,523,310       $194,898,336
                                                               ===========        ===========        ===========       ============
SHARES OUTSTANDING (unlimited number of shares
 authorized):
Class I Shares                                                     550,945            415,699            312,740                 --
Class II Shares                                                    917,044             94,707            146,841         16,469,582
Class III Shares                                                 2,854,604          2,790,524          1,530,759                 --
                                                               -----------        -----------        -----------       ------------
   Total                                                         4,322,593          3,300,930          1,990,340         16,469,582
                                                               ===========        ===========        ===========       ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                                 $     11.56        $     11.26        $     12.82       $         --
Class II Shares                                                $     11.55        $     11.28        $     12.80       $      11.83
Class III Shares                                               $     11.62        $     11.28        $     12.83       $         --

---------------
*     Not subject to a front-end sales charge.
See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                            Statements of Operations
                      For the Year Ended December 31, 2004
-------------------------------------------------------------------------------


                                  GARTMORE GVIT                     GARTMORE GVIT                     GARTMORE GVIT   GARTMORE GVIT
                                    NATIONWIDE     GARTMORE GVIT   GOVERNMENT BOND     GVIT SMALL     MONEY MARKET     MONEY MARKET
                                       FUND         GROWTH FUND          FUND         COMPANY FUND        FUND           FUND II
                                  -------------    -------------   ---------------    ------------    -------------   -------------
INVESTMENT INCOME:
 Interest income                   $    254,723     $    12,782      $ 62,046,216     $    290,540     $28,581,472      $3,437,658
 Dividend income (net of
  foreign withholding tax of
  $0; $0; $0; $416,850; $0 and
  $0; respectively)                  29,127,279       2,890,598                --        7,567,735           1,780          65,789
 Income from securities
  lending                               221,962          16,894           205,532          672,306              --              --
                                   ------------     -----------      ------------     ------------     -----------      ----------
    Total Income                     29,603,964       2,920,274        62,251,748        8,530,581      28,583,252       3,503,447
                                   ------------     -----------      ------------     ------------     -----------      ----------
EXPENSES:
 Investment advisory fees             9,249,645       1,584,149         6,852,605        7,752,901       7,815,113       1,260,628
 Fund administration and
  transfer agent fees                   973,990         166,354           877,708          550,144       1,259,134         156,308
 Distribution fees                           --              --                --               --              --         630,314
 Distribution fees Class II
  Shares                                 20,732              --            46,991           85,133              --              --
 Administrative servicing fees
  Class I Shares*                     2,088,331         341,312         1,984,457        1,144,443       2,241,645         376,598
 Administrative servicing fees
  Class II Shares                        12,296              --            28,195           51,502              --              --
 Administrative servicing fees
  Class III Shares                        1,256              --             9,266            2,326              --              --
 Administrative servicing fees
  Class IV Shares                       245,743          54,730            63,254           64,329         140,133              --
 Administrative servicing fees
  Class V Shares                             --              --                --               --         285,573              --
 Other                                  454,351          87,742           355,003          336,000         473,075          61,167
                                   ------------     -----------      ------------     ------------     -----------      ----------
    Total expenses before
    waived or reimbursed
    expenses                         13,046,344       2,234,287        10,217,479        9,986,778      12,214,673       2,485,015
Expenses waived or reimbursed                --              --                --               --        (116,217)        (66,379)
                                   ------------     -----------      ------------     ------------     -----------      ----------
    Total Expenses                   13,046,344       2,234,287        10,217,479        9,986,778      12,098,456       2,418,636
                                   ------------     -----------      ------------     ------------     -----------      ----------
NET INVESTMENT INCOME (LOSS)         16,557,620         685,987        52,034,269       (1,456,197)     16,484,796       1,084,811
                                   ------------     -----------      ------------     ------------     -----------      ----------
REALIZED /UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on
  investment transactions           132,174,826      27,205,825         5,238,587      141,858,440             107               3
Net realized gains (losses) on
  foreign currency transactions              --              --                --          (17,943)             --              --
                                   ------------     -----------      ------------     ------------     -----------      ----------
Net realized gains (losses) on
  investment and foreign
  currency transactions             132,174,826      27,205,825         5,238,587      141,840,497             107               3
Net change in unrealized
  appreciation/depreciation on
  investments and futures and
  translation of assets and
  liabilities denominated in
  foreign currencies                 (4,802,619)     (8,047,573)      (12,611,291)       7,887,746              --              --
                                   ------------     -----------      ------------     ------------     -----------      ----------
Net realized/unrealized gains
  (losses) on investments and
  futures and foreign
  currencies                        127,372,207      19,158,252        (7,372,704)     149,728,243             107               3
                                   ------------     -----------      ------------     ------------     -----------      ----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                  $143,929,827     $19,844,239      $ 44,661,565     $148,272,046     $16,484,903      $1,084,814
                                   ============     ===========      ============     ============     ===========      ==========

---------------

*     Gartmore GVIT Money Market Fund II shares have no class designation.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                            Statements of Operations

                For the Year Ended December 31, 2004 (continued)

-------------------------------------------------------------------------------



                                               J.P. MORGAN GVIT   GARTMORE GVIT                     FEDERATED GVIT
                                                   BALANCED          MID CAP       COMSTOCK GVIT     HIGH INCOME       GVIT EQUITY
                                                     FUND          GROWTH FUND       VALUE FUND       BOND FUND      500 INDEX FUND
                                               ----------------   -------------    -------------    --------------   --------------
INVESTMENT INCOME:
 Interest income                                 $ 4,005,798       $    91,725      $   159,361      $22,117,025       $    14,947
 Dividend income                                   2,832,355           859,579        3,318,704           92,587         5,570,196
 Income from securities lending                           --           140,884           18,736          184,070            12,079
                                                 -----------       -----------      -----------      -----------       -----------
    Total Income                                   6,838,153         1,092,188        3,496,801       22,393,682         5,597,222
                                                 -----------       -----------      -----------      -----------       -----------
EXPENSES:
 Investment advisory fees                          1,679,634         1,714,298        1,042,025        1,799,867           664,149
 Fund administration and transfer agent
  fees                                               184,429           145,157           95,287          222,842           180,972
 Distribution fees Class II Shares                        --            21,521           42,221               --                --
 Administrative servicing fees Class I
  Shares                                             276,177           199,181          122,619          409,868                --
 Administrative servicing fees Class II
  Shares                                                  --                --           42,221               --                --
 Administrative servicing fees Class III
  Shares                                                  --             1,375               --               --                --
 Administrative servicing fees Class IV
  Shares                                              75,489           136,509           63,891               --           274,817
 Other                                                62,989            54,871           32,322           71,997            81,732
                                                 -----------       -----------      -----------      -----------       -----------
    Total expenses before waived or
     reimbursed expenses                           2,278,718         2,272,912        1,440,586        2,504,574         1,201,670
Expenses waived or reimbursed                        (32,438)          (26,956)         (14,072)              --          (414,515)
                                                 -----------       -----------      -----------      -----------       -----------
    Total Expenses                                 2,246,280         2,245,956        1,426,514        2,504,574           787,155
                                                 -----------       -----------      -----------      -----------       -----------
NET INVESTMENT INCOME (LOSS)                       4,591,873        (1,153,768)       2,070,287       19,889,108         4,810,067
                                                 -----------       -----------      -----------      -----------       -----------
REALIZED /UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Net realized gains (losses) on investment
  transactions                                    11,908,120        25,538,903       13,939,924        4,971,926        (4,211,753)
Net realized gains (losses) on futures
  transactions                                        86,122                --               --               --           230,657
Net realized gains (losses) on foreign
  currency transactions                               (3,743)               --               --               --                --
                                                 -----------       -----------      -----------      -----------       -----------
Net realized gains (losses) on investment,
  futures and foreign currency transactions       11,990,499        25,538,903       13,939,924        4,971,926        (3,981,096)
Net change in unrealized appreciation/
  depreciation on investments, futures and
  translation of assets and liabilities
  denominated in foreign currencies                2,486,354         8,966,217       10,570,832        1,307,647        27,230,476
                                                 -----------       -----------      -----------      -----------       -----------
Net realized/unrealized gains (losses) on
  investments, futures, and foreign
  currencies                                      14,476,853        34,505,120       24,510,756        6,279,573        23,249,380
                                                 -----------       -----------      -----------      -----------       -----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                     $19,068,726       $33,351,352      $26,581,043      $26,168,681       $28,059,447
                                                 ===========       ===========      ===========      ===========       ===========

---------------

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                            Statements of Operations

                For the Year Ended December 31, 2004 (continued)

-------------------------------------------------------------------------------



                                                VAN KAMPEN
                                                GVIT MULTI                                          GARTMORE GVIT      DREYFUS GVIT
                                                SECTOR BOND   GVIT SMALL CAP    GVIT SMALL CAP    WORLDWIDE LEADERS   MID CAP INDEX
                                                   FUND         VALUE FUND        GROWTH FUND           FUND               FUND
                                                -----------   --------------    --------------    -----------------   -------------
INVESTMENT INCOME:
 Interest income (net of foreign withholding
  tax of $191; $0; $0; $0 and $0;
  respectively)                                 $12,098,978    $    276,960       $   135,322        $   11,056        $   114,269
 Dividend income (net of foreign withholding
  tax of $0; $0; $350; $47,893 and $0;
  respectively)                                          --       7,923,610           268,541           705,625          5,564,790
 Income from securities lending                      77,382              --            83,377             6,115            203,278
                                                -----------    ------------       -----------        ----------        -----------
    Total Income                                 12,176,360       8,200,570           487,240           722,796          5,882,337
                                                -----------    ------------       -----------        ----------        -----------
EXPENSES:
 Investment advisory fees                         1,728,249       6,896,988         1,468,744           328,432          1,729,552
 Fund administration and transfer agent fees        213,113         512,616            99,803            23,802            306,066
 Distribution fees Class II Shares                       --          76,615            28,996                --             29,691
 Administrative servicing fees Class I
 Shares                                             348,914       1,078,112           212,925            39,327            706,338
 Administrative servicing fees Class II
 Shares                                                  --          46,529            17,626                --             10,392
 Administrative servicing fees Class III
 Shares                                                  --           3,733             1,612            10,071                 --
 Administrative servicing fees Class IV                  --          80,858                --                --                 --
 Other                                               57,713         264,078            73,420             8,343            131,599
                                                -----------    ------------       -----------        ----------        -----------
    Total Expenses                                2,347,989       8,959,529         1,903,126           409,975          2,913,638
                                                -----------    ------------       -----------        ----------        -----------
NET INVESTMENT INCOME (LOSS)                      9,828,371        (758,959)       (1,415,886)          312,821          2,968,699
                                                -----------    ------------       -----------        ----------        -----------
REALIZED /UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses) on investment
 transactions                                     5,585,333     134,250,744        11,561,717         3,131,607         20,657,873
Net realized gains (losses) on futures             (992,298)          3,334                --                --             31,602
Net realized gains (losses) on foreign
 currency transactions                               68,652              --                --           (44,730)                --
                                                -----------    ------------       -----------        ----------        -----------
Net realized gains (losses) on investment,
 futures and foreign currency transactions        4,661,687     134,254,078        11,561,717         3,086,877         20,689,475
Net change in unrealized appreciation/
 depreciation on investments, futures and
 translation of assets and liabilities
 denominated in foreign currencies                  197,528      (7,929,037)       10,003,116         1,426,071         48,685,578
                                                -----------    ------------       -----------        ----------        -----------
Net realized/unrealized gains (losses) on
 investments, futures and foreign currencies      4,859,215     126,325,041        21,564,833         4,512,948         69,375,053
                                                -----------    ------------       -----------        ----------        -----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS                                     $14,687,586    $125,566,082       $20,148,947        $4,825,769        $72,343,752
                                                ===========    ============       ===========        ==========        ===========

---------------

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                            Statements of Operations
                For the Year Ended December 31, 2004 (continued)

-------------------------------------------------------------------------------

                            GARTMORE GVIT        GARTMORE GVIT   GARTMORE GVIT      GARTMORE GVIT     GARTMORE GVIT    DREYFUS GVIT
                        GLOBAL TECHNOLOGY AND    GLOBAL HEALTH     NATIONWIDE     EMERGING MARKETS    INTERNATIONAL   INTERNATIONAL
                         COMMUNICATIONS FUND     SCIENCES FUND    LEADERS FUND          FUND           GROWTH FUND      VALUE FUND
                        ---------------------    -------------   -------------    ----------------    -------------   -------------
INVESTMENT INCOME:
 Interest income             $    13,931          $   44,173       $    4,234        $    40,232       $    9,240      $    63,427
 Dividend income
  (net of foreign
  withholding tax of
  $191; $0; $0;
  $243,558; $31,857
  and $300,165
  respectively)                  227,154             406,517          148,324          2,179,855          260,279        2,748,285
 Income from
  securities lending              40,549              18,128               --             12,198               --           89,946
                             -----------          ----------       ----------        -----------       ----------      -----------
    Total Income                 281,634             468,818          152,558          2,232,285          269,519        2,901,658
                             -----------          ----------       ----------        -----------       ----------      -----------
EXPENSES:
 Investment advisory
  fees                           481,042             483,449           83,129          1,017,564          116,076          887,549
 Fund administration
  and transfer
  agency fees                     32,426              31,743            7,201             63,402           13,104           85,956
 Distribution fees
  Class II Shares                  8,598               8,697               --             21,564               --            7,900
 Distribution fees
  Class VI Shares                  2,312               5,185               --              6,808               --            9,685
 Administrative
  servicing fees
  Class I Shares                  23,845              10,451            1,121             28,753            4,539               --
 Administrative
  servicing fees
  Class II Shares                  5,190               5,264               --             13,063               --               --
 Administrative
  servicing fees
  Class III Shares                43,332              54,982           10,961             87,810           12,862               --
 Administrative
  servicing fees
  Class IV Shares                     --                  --               --                 --               --          111,003
 Other                            43,803              18,498            5,550             56,697            9,253           38,941
                             -----------          ----------       ----------        -----------       ----------      -----------
    Total Expenses               640,548             618,269          107,962          1,295,661          155,834        1,141,034
                             -----------          ----------       ----------        -----------       ----------      -----------
NET INVESTMENT
  INCOME (LOSS)                 (358,914)           (149,451)          44,596            936,624          113,685        1,760,624
                             -----------          ----------       ----------        -----------       ----------      -----------
REALIZED/UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS:
Net realized gains
  (losses) on
  investment
  transactions                (2,499,172)          1,063,242        1,537,844          9,570,750        1,056,653       12,084,804
Net realized gains
  (losses) on foreign
  currency
  transactions                     5,986              (7,537)              --           (125,431)           7,223           93,901
Net realized gains
  (losses) on futures
  transactions                        --                  --               --                 --          (33,805)              --
                             -----------          ----------       ----------        -----------       ----------      -----------
Net realized gains
  (losses) on
  investment, futures
  and foreign
  currency
  transactions                (2,493,186)          1,055,705        1,537,844          9,445,319        1,030,071       12,178,705
Net change in
  unrealized
  appreciation/
  depreciation on
  investments,
  futures and
  translation of
  assets and
  liabilities
  denominated in
  foreign currencies           2,092,250           1,414,602          (54,369)         1,774,140          611,065       10,242,162
                             -----------          ----------       ----------        -----------       ----------      -----------
Net realized/
  unrealized gains
  (losses) on
  investments,
  futures and foreign
  currencies                    (400,936)          2,470,307        1,483,475         11,219,459        1,641,136       22,420,867
                             -----------          ----------       ----------        -----------       ----------      -----------
CHANGE IN NET ASSETS
  RESULTING FROM
  OPERATIONS                 $  (759,850)         $2,320,856       $1,528,071        $12,156,083       $1,754,821      $24,181,491
                             ===========          ==========       ==========        ===========       ==========      ===========

---------------
See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                            Statements of Operations

                For the Year Ended December 31, 2004 (continued)
-------------------------------------------------------------------------------

                                                                          GARTMORE                        GARTMORE
                                                           GARTMORE         GVIT          GARTMORE          GVIT         GARTMORE
                                                             GVIT         INVESTOR          GVIT          INVESTOR         GVIT
                                                           INVESTOR     DESTINATIONS      INVESTOR      DESTINATIONS     INVESTOR
                                                         DESTINATIONS    MODERATELY     DESTINATIONS     MODERATELY    DESTINATIONS
                                                          AGGRESSIVE     AGGRESSIVE       MODERATE      CONSERVATIVE   CONSERVATIVE
                                                             FUND           FUND            FUND            FUND           FUND
                                                         ------------   ------------    ------------    ------------   ------------
INVESTMENT INCOME:
 Interest income from affiliates.....................    $        --     $   424,898     $ 2,185,871    $ 1,494,951     $ 1,590,679
 Dividend income.....................................        393,667         930,620              --             --              --
 Dividend income from affiliates.....................      5,021,030      11,773,757      20,989,850      8,515,523       5,152,338
                                                         -----------     -----------     -----------    -----------     -----------
    Total Income.....................................      5,414,697      13,129,275      23,175,721     10,010,474       6,743,017
                                                         -----------     -----------     -----------    -----------     -----------
EXPENSES:
 Investment advisory fees............................        262,294         639,626       1,093,867        448,236         297,436
 Distribution Fees Class II..........................        504,021       1,228,120       2,096,117        861,386         570,626
 Distribution Fees Class VI..........................            392           1,934           7,480            608           1,368
 Administrative servicing Class II...................        307,510         742,777       1,272,227        520,974         344,122
 Other...............................................         46,292         114,708         198,492         82,677          56,322
                                                         -----------     -----------     -----------    -----------     -----------
    Total Expenses...................................      1,120,509       2,727,165       4,668,183      1,913,881       1,269,874
                                                         -----------     -----------     -----------    -----------     -----------
NET INVESTMENT INCOME (LOSS).........................      4,294,188      10,402,110      18,507,538      8,096,593       5,473,143
                                                         -----------     -----------     -----------    -----------     -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains (losses) on investment transactions
  with affiliates....................................      6,327,577      12,171,867      11,112,614      4,660,658       3,179,393
Realized gain distributions from underlying Funds....      1,914,535       3,332,031       3,764,640        855,321         265,102
                                                         -----------     -----------     -----------    -----------     -----------
Net realized gains (losses) on investment
  transactions.......................................      8,242,112      15,503,898      14,877,254      5,515,979       3,444,495
Net change in unrealized appreciation/depreciation on
  investments........................................     20,999,025      42,316,372      53,755,760     12,674,367       2,030,361
                                                         -----------     -----------     -----------    -----------     -----------
Net realized/unrealized gains (losses) on investments     29,241,137      57,820,270      68,633,014     18,190,346       5,474,856
                                                         -----------     -----------     -----------    -----------     -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.......    $33,535,325     $68,222,380     $87,140,552    $26,286,939     $10,947,999
                                                         ===========     ===========     ===========    ===========     ===========

--------------
See notes to financial statements.
                                                                            261

                       GARTMORE VARIABLE INSURANCE TRUST

                            Statements of Operations

                For the Year Ended December 31, 2004 (continued)

-------------------------------------------------------------------------------



                                                                GARTMORE GVIT     GARTMORE GVIT     GARTMORE GVIT     GARTMORE GVIT
                                                                 U.S. GROWTH         GLOBAL        GLOBAL FINANCIAL     DEVELOPING
                                                                 LEADERS FUND    UTILITIES FUND     SERVICES FUND      MARKETS FUND
                                                                -------------    --------------    ----------------   -------------
INVESTMENT INCOME:
 Interest income                                                  $   16,595       $    8,479         $    8,953       $    93,523
 Dividend income (net of foreign withholding tax of $0;
   $37,456; $34,492 and $374,964; respectively)                      249,161          494,933            593,405         3,736,849
 Income from securities lending                                        8,165               --                 --            60,689
                                                                  ----------       ----------         ----------       -----------
    Total Income                                                     273,921          503,412            602,358         3,891,061
                                                                  ----------       ----------         ----------       -----------
EXPENSES:
 Investment advisory fees                                            541,421          144,025            240,174         1,809,874
 Fund administration and transfer agent fees                          34,169           15,489             18,185           105,357
 Distribution fees Class II Shares                                    18,735            2,735              4,636           393,450
 Administrative servicing fees Class I Shares                          8,787            3,052              5,651                --
 Administrative servicing fees Class II Shares                        11,426            1,654              2,782           383,147
 Administrative servicing fees Class III Shares                       59,124           18,813             21,877                --
 Other                                                                24,322            6,470             10,220           106,402
                                                                  ----------       ----------         ----------       -----------
    Total Expenses                                                   697,984          192,238            303,525         2,798,230
                                                                  ----------       ----------         ----------       -----------
NET INVESTMENT INCOME (LOSS)                                        (424,063)         311,174            298,833         1,092,831
                                                                  ----------       ----------         ----------       -----------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions             4,929,661        3,631,839          1,699,673        32,573,061
Net realized gains (losses) on foreign currency transactions              --           (8,267)            (8,167)         (435,684)
                                                                  ----------       ----------         ----------       -----------
Net realized gains (losses) on investment and foreign
  currency transactions                                            4,929,661        3,623,572          1,691,506        32,137,377
Net change in unrealized appreciation/depreciation on
  investments and translation of assets and liabilities
  denominated in foreign currencies                                  337,121        2,431,310          1,816,307        (9,596,336)
                                                                  ----------       ----------         ----------       -----------
Net realized/unrealized gains (losses) on investments and
  foreign currencies                                               5,266,782        6,054,882          3,507,813        22,541,041
                                                                  ----------       ----------         ----------       -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                    $4,842,719       $6,366,056         $3,806,646       $23,633,872
                                                                  ==========       ==========         ==========       ===========

---------------

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                      Statements of Changes in Net Assets

-------------------------------------------------------------------------------



                                                                           GARTMORE                         GARTMORE
                                                                     GVIT NATIONWIDE FUND               GVIT GROWTH FUND
                                                                -------------------------------    ---------------------------
                                                                 YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                                DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                                    2004              2003             2004           2003
                                                               --------------    --------------    ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                   $   16,557,620    $   12,009,634    $    685,987   $    214,500
Net realized gains (losses) on investment transactions            132,174,826        27,972,725      27,205,825     28,747,913
Net change in unrealized appreciation/depreciation on
  investments and futures                                          (4,802,619)      322,235,736      (8,047,573)    41,383,359
                                                               --------------    --------------    ------------   ------------
 Change in net assets resulting from operations                   143,929,827       362,218,095      19,844,239     70,345,772
                                                               --------------    --------------    ------------   ------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                             (17,672,987)       (7,472,339)       (717,073)       (45,300)
DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM:
Net investment income                                                (104,002)           (9,472)             --             --
DISTRIBUTIONS TO CLASS III SHAREHOLDERS FROM:
Net investment income                                                 (10,479)           (5,026)             --             --
DISTRIBUTIONS TO CLASS IV SHAREHOLDERS FROM:
Net investment income                                              (2,092,528)         (567,652)(a)    (120,939)       (11,175)(a)
                                                               --------------    --------------    ------------   ------------
 Change in net assets from shareholder distributions              (19,879,996)       (8,054,489)       (838,012)       (56,475)
                                                               --------------    --------------    ------------   ------------
 Change in net assets from capital transactions                  (178,235,775)       28,034,459     (35,399,574)     6,782,866
                                                               --------------    --------------    ------------   ------------
Change in net assets                                              (54,185,944)      382,198,065     (16,393,347)    77,072,163
NET ASSETS:
 Beginning of period                                            1,636,047,720     1,253,849,655     278,761,083    201,688,920
                                                               --------------    --------------    ------------   ------------
 End of period                                                 $1,581,861,776    $1,636,047,720    $262,367,736   $278,761,083
                                                               ==============    ==============    ============   ============

---------------

(a) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

-------------------------------------------------------------------------------



                                                                               GARTMORE                            GVIT
                                                                       GVIT GOVERNMENT BOND FUND            SMALL COMPANY FUND
                                                                    -------------------------------    ----------------------------
                                                                     YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                        2004              2003             2004            2003
                                                                   --------------    --------------    -------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                       $   52,034,269    $   78,458,650    $  (1,456,197)  $ (2,494,797)
Net realized gains (losses) on investment and foreign currency
 transactions                                                           5,238,587        30,902,140      141,840,497     56,778,229
Net change in unrealized appreciation/depreciation on
 investments and translation of assets and liabilities
 denominated in foreign currencies                                    (12,611,291)      (72,461,290)       7,887,746    184,949,212
                                                                   --------------    --------------    -------------   ------------
 Change in net assets resulting from operations                        44,661,565        36,899,500      148,272,046    239,232,644
                                                                   --------------    --------------    -------------   ------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                                 (72,322,043)      (58,024,221)              --             --
Net realized gains on investments                                     (26,959,477)       (2,616,610)     (91,891,042)            --
DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM:
Net investment income                                                    (987,487)         (618,833)              --             --
Net realized gains on investments                                        (385,901)          (26,042)      (6,183,979)            --
DISTRIBUTIONS TO CLASS III SHAREHOLDERS FROM:
Net investment income                                                    (351,474)         (281,346)              --             --
Net realized gains on investments                                        (125,495)          (16,120)        (188,614)            --
DISTRIBUTIONS TO CLASS IV SHAREHOLDERS FROM:
Net investment income                                                  (2,316,087)       (1,253,511)(a)           --             --
Net realized gains on investments                                        (825,774)               --       (5,035,188)            --
                                                                   --------------    --------------    -------------   ------------
 Change in net assets from shareholder distributions                 (104,273,738)      (62,836,683)    (103,298,823)            --
                                                                   --------------    --------------    -------------   ------------
 Change in net assets from capital transactions                      (208,956,287)     (417,774,498)      36,143,657     24,428,840
                                                                   --------------    --------------    -------------   ------------
Change in net assets                                                 (268,568,460)     (443,711,681)      81,116,880    263,661,484
NET ASSETS:
 Beginning of period                                                1,556,699,569     2,000,411,250      827,873,716    564,212,232
                                                                   --------------    --------------    -------------   ------------
 End of period                                                     $1,288,131,109    $1,556,699,569    $ 908,990,596   $827,873,716
                                                                   ==============    ==============    =============   ============

---------------

(a) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

-------------------------------------------------------------------------------



                                                                                GARTMORE                         GARTMORE
                                                                         GVIT MONEY MARKET FUND          GVIT MONEY MARKET FUND II
                                                                     -------------------------------    ---------------------------
                                                                      YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                                     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                                         2004              2003             2004           2003
                                                                    --------------    --------------    ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income                                               $   16,484,796    $   16,366,260    $  1,084,811   $    242,791
Net realized gains (losses) on investment transactions                         107           (28,808)              3             --
                                                                    --------------    --------------    ------------   ------------
 Change in net assets resulting from operations                         16,484,903        16,337,452       1,084,814        242,791
                                                                    --------------    --------------    ------------   ------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM*:
Net investment income                                                  (11,878,997)      (13,144,861)     (1,084,811)      (242,791)
DISTRIBUTION TO CLASS IV SHAREHOLDER FROM:
Net investment income                                                     (859,899)         (553,741)(a)          --             --
DISTRIBUTIONS TO CLASS V SHAREHOLDERS FROM:
Net investment income                                                   (3,745,900)       (2,703,484)             --             --
                                                                    --------------    --------------    ------------   ------------
 Change in net assets from shareholder distributions                   (16,484,796)      (16,402,086)     (1,084,811)      (242,791)
                                                                    --------------    --------------    ------------   ------------
 Change in net assets from capital transactions                       (255,057,787)     (718,958,580)     45,084,315     37,694,575
                                                                    --------------    --------------    ------------   ------------
Change in net assets                                                  (255,057,680)     (719,023,214)     45,084,318     37,694,575
NET ASSETS:
 Beginning of period                                                 2,042,709,225     2,761,732,439     147,735,773    110,041,198
                                                                    --------------    --------------    ------------   ------------
 End of period                                                      $1,787,651,545    $2,042,709,225    $192,820,091   $147,735,773
                                                                    ==============    ==============    ============   ============

---------------

*     Gartmore GVIT Money Market Fund II shares have no class designation.

(a) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

-------------------------------------------------------------------------------



                                                                                 J.P. MORGAN                     GARTMORE
                                                                             GVIT BALANCED FUND          GVIT MID CAP GROWTH FUND
                                                                         ---------------------------    ---------------------------
                                                                         YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                            2004            2003            2004           2003(A)
                                                                        ------------    ------------    ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                            $  4,591,873    $  3,529,610    $ (1,153,768)  $   (844,531)
Net realized gains (losses) on investment, futures and foreign
  currency transactions                                                   11,990,499         631,270      25,538,903     24,325,653
Net change in unrealized appreciation/depreciation on investments, futures and translation of assets and liabilities denomintated in
  foreign currencies                                                       2,486,354      31,190,383       8,966,217     34,237,539
                                                                        ------------    ------------    ------------   ------------
 Change in net assets resulting from operations                           19,068,726      35,351,263      33,351,352     57,718,661
                                                                        ------------    ------------    ------------   ------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                                     (3,580,406)     (2,843,946)             --             --
DISTRIBUTIONS TO CLASS IV SHAREHOLDERS FROM:
Net investment income                                                     (1,007,550)       (697,321)(b)          --             --
                                                                        ------------    ------------    ------------   ------------
 Change in net assets from shareholder distributions                      (4,587,956)     (3,541,267)             --             --
                                                                        ------------    ------------    ------------   ------------
 Change in net assets from capital transaction                            (7,054,409)     53,767,545      (2,995,098)   101,879,679
                                                                        ------------    ------------    ------------   ------------
Change in net assets                                                       7,426,361      85,577,541      30,356,254    159,598,340
NET ASSETS:
 Beginning of period                                                     232,866,526     147,288,985     230,267,114     70,668,774
                                                                        ------------    ------------    ------------   ------------
 End of period                                                          $240,292,887    $232,866,526    $260,623,368   $230,267,114
                                                                        ============    ============    ============   ============

---------------

(a) Effective April 28, 2003, upon reorganization of Market Street Mid Cap Growth Fund, the existing shares of the Fund were designated Class IV shares of the Gartmore GVIT Mid Cap Growth Fund.

(b) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

-------------------------------------------------------------------------------



                                                   COMSTOCK                    FEDERATED GVIT                   GVIT EQUITY
                                                GVIT VALUE FUND             HIGH INCOME BOND FUND             500 INDEX FUND
                                          ---------------------------    ---------------------------    ---------------------------
                                          YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                         DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                             2004            2003           2004            2003            2004          2003(A)
                                         ------------    ------------   ------------    ------------    ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)             $  2,070,287    $  1,111,288   $ 19,889,108    $ 16,620,670    $  4,810,067   $  3,762,301
Net realized gains (losses) on
  investment and futures transactions      13,939,924       2,953,736      4,971,926      (1,498,935)     (3,981,096)    (8,976,714)
Net change in unrealized
  appreciation/depreciation on
  investments and futures                  10,570,832      20,890,829      1,307,647      26,996,345      27,230,476     68,267,204
                                         ------------    ------------   ------------    ------------    ------------   ------------
 Change in net assets resulting from
  operations                               26,581,043      24,955,853     26,168,681      42,118,080      28,059,447     63,052,791
                                         ------------    ------------   ------------    ------------    ------------   ------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS
  FROM:
Net investment income                      (1,139,895)       (647,772)   (19,966,223)    (16,621,669)             --             --
DISTRIBUTIONS TO CLASS II
  SHAREHOLDERS FROM:
Net investment income                        (238,831)        (23,508)(b)         --              --              --             --
DISTRIBUTIONS TO CLASS IV
  SHAREHOLDERS FROM:
Net investment income                        (681,504)       (446,549)(c)         --              --      (7,507,988)    (4,701,755)
                                         ------------    ------------   ------------    ------------    ------------   ------------
 Change in net assets from
  shareholder distributions                (2,060,230)     (1,117,829)   (19,966,223)    (16,621,669)     (7,507,988)    (4,701,755)
                                         ------------    ------------   ------------    ------------    ------------   ------------
 Change in net assets from capital
  transactions                             60,997,172      53,417,701     27,746,147      80,106,315     (14,733,002)   (13,197,464)
                                         ------------    ------------   ------------    ------------    ------------   ------------
Change in net assets                       85,517,985      77,255,725     33,948,605     105,602,726       5,818,457     45,153,572
NET ASSETS:
 Beginning of period                      116,679,374      39,423,649    268,335,971     162,733,245     281,114,977    235,961,405
                                         ------------    ------------   ------------    ------------    ------------   ------------
 End of period                           $202,197,359    $116,679,374   $302,284,576    $268,335,971    $286,933,434   $281,114,977
                                         ============    ============   ============    ============    ============   ============

---------------

(a) Effective April 28, 2003, upon reorganization of Market Street Equity 500 Index Fund, the existing shares of the Fund were designated Class IV shares of the GVIT Equity 500 Index Fund.

(b) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(c) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

-------------------------------------------------------------------------------



                                                                            VAN KAMPEN GVIT MULTI
                                                                              SECTOR BOND FUND           GVIT SMALL CAP VALUE FUND
                                                                         ---------------------------    ---------------------------
                                                                         YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                            2004            2003            2004           2003
                                                                        ------------    ------------    ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                            $  9,828,371    $  8,422,623    $   (758,959)  $ (1,065,938)
Net realized gains (losses) on investment, futures and foreign
  currency transactions                                                    4,661,687       6,515,691     134,254,078     47,107,633
Net change in unrealized appreciation/depreciation on investments, futures and translation of assets and liabilities denomintated in
  foreign currencies                                                         197,528      10,720,209      (7,929,037)   225,645,478
                                                                        ------------    ------------    ------------   ------------
 Change in net assets resulting from operations                           14,687,586      25,658,523     125,566,082    271,687,173
                                                                        ------------    ------------    ------------   ------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                                    (11,466,227)    (12,019,597)         (1,502)        (2,654)
Net realized gains on investments                                                 --              --     (52,316,633)            --
DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM:
Net realized gains on investments                                                 --              --      (2,917,493)            --
DISTRIBUTIONS TO CLASS III SHAREHOLDERS FROM:
Net investment income                                                             --              --             (39)            (4)
Net realized gains on investments                                                 --              --        (140,747)            --
DISTRIBUTIONS TO CLASS IV SHAREHOLDERS FROM:
 From net investment income                                                       --              --          (1,114)            --
 From net realized gain on investment                                             --              --      (4,060,239)            --
                                                                        ------------    ------------    ------------   ------------
Change in net assets from shareholder distributions                      (11,466,227)    (12,019,597)    (59,437,767)        (2,658)
                                                                        ------------    ------------    ------------   ------------
Change in net assets from capital transactions                             8,756,344       3,606,169         699,628     49,554,529
                                                                        ------------    ------------    ------------   ------------
Change in net assets                                                      11,977,703      17,245,095      66,827,943    321,239,044
NET ASSETS:
 Beginning of period                                                     226,524,749     209,279,654     789,938,777    468,699,733
                                                                        ------------    ------------    ------------   ------------
 End of period                                                          $238,502,452    $226,524,749    $856,766,720   $789,938,777
                                                                        ============    ============    ============   ============

---------------

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

-------------------------------------------------------------------------------



                                                                                    GVIT                       GARTMORE GVIT
                                                                            SMALL CAP GROWTH FUND         WORLDWIDE LEADERS FUND
                                                                         ---------------------------    ---------------------------
                                                                         YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                            2004            2003            2004           2003
                                                                        ------------    ------------    ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                            $ (1,415,886)   $ (1,361,319)   $   312,821     $    72,263
Net realized gains (losses) on investment and foreign currency
  transactions                                                            11,561,717      (1,791,667)     3,086,877       5,739,157
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign
  currencies                                                              10,003,116      40,618,636      1,426,071       3,363,244
                                                                        ------------    ------------    -----------     -----------
 Change in net assets resulting from operations                           20,148,947      37,465,650      4,825,769       9,174,664
                                                                        ------------    ------------    -----------     -----------
 Change in net assets from capital transactions                          (13,497,910)     27,354,548     (2,150,118)     (2,164,627)
                                                                        ------------    ------------    -----------     -----------
Change in net assets                                                       6,651,037      64,820,198      2,675,651       7,010,037
NET ASSETS:
 Beginning of period                                                     166,797,496     101,977,298     33,476,571      26,466,534
                                                                        ------------    ------------    -----------     -----------
 End of period                                                          $173,448,533    $166,797,496    $36,152,222     $33,476,571
                                                                        ============    ============    ===========     ===========

---------------

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

-------------------------------------------------------------------------------

                                                                DREYFUS GVIT MID CAP INDEX FUND
                                                    -------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                            2004                             2003
                                                    -----------------------         -----------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                              $  2,968,699                   $  1,609,365
Net realized gains (losses) on investment and
  futures transactions                                      20,689,475                     (3,322,921)
Net change in unrealized appreciation /
  depreciation on investments and futures                   48,685,578                    102,630,342
                                                          ------------                   ------------
 Change in net assets resulting from operations             72,343,752                    100,916,786
                                                          ------------                   ------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                       (2,597,273)                    (1,599,696)
Net realized gains on investments                          (12,427,707)                        (2,404)
DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM:
Net investment income                                          (46,325)                       (12,525)
Net realized gains on investments                             (357,541)                           (29)
                                                          ------------                   ------------
 Change in net assets from shareholder distributions       (15,428,846)                    (1,614,654)
                                                          ------------                   ------------
 Change in net assets from capital transactions             50,287,716                     54,134,435
                                                          ------------                   ------------
Change in net assets                                       107,202,622                    153,436,567
NET ASSETS:
 Beginning of period                                       440,638,422                    287,201,855
                                                          ------------                   ------------
 End of period                                            $547,841,044                   $440,638,422
                                                          ============                   ============

---------------

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

-------------------------------------------------------------------------------



                                                 GARTMORE GVIT
                                             GLOBAL TECHNOLOGY AND              GARTMORE GVIT                  GARTMORE GVIT
                                              COMMUNICATIONS FUND        GLOBAL HEALTH SCIENCES FUND      NATIONWIDE LEADERS FUND
                                          ---------------------------    ---------------------------    ---------------------------
                                          YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                         DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                             2004            2003           2004            2003            2004           2003
                                         ------------    ------------   ------------    ------------    ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)              $  (358,914)   $  (296,533)     $ (149,451)    $   (98,350)   $    44,596     $    13,358
Net realized gains (losses) on
  investment and foreign currency
  transactions                             (2,493,186)     8,952,781       1,055,705       4,412,019      1,537,844         353,623
Net change in unrealized
  appreciation/depreciation on
  investments and translation of
  assets and liabilities denominated
  in foreign currencies                     2,092,250      1,985,726       1,414,602       2,497,579        (54,369)      1,472,002
                                          -----------    -----------     -----------     -----------    -----------     -----------
 Change in net assets resulting from
  operations                                 (759,850)    10,641,974       2,320,856       6,811,248      1,528,071       1,838,983
                                          -----------    -----------     -----------     -----------    -----------     -----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS
  FROM:
Net investment income                              --             --              --              --         (3,421)           (667)
Net realized gains on investments                  --             --         (28,764)       (485,439)       (12,728)             --
DISTRIBUTIONS TO CLASS II
  SHAREHOLDERS FROM:
Net realized gains on investments                  --             --         (18,194)       (230,524)            --              --
DISTRIBUTIONS TO CLASS III
  SHAREHOLDERS FROM:
Net investment income                              --             --              --              --        (36,790)        (17,036)
Net realized gains on investments                  --             --        (148,723)     (2,950,167)      (133,932)             --
                                          -----------    -----------     -----------     -----------    -----------     -----------
 Change in net assets from
  shareholder distributions                        --             --        (195,681)     (3,666,130)      (186,871)        (17,703)
                                          -----------    -----------     -----------     -----------    -----------     -----------
 Change in net assets from capital
  transactions                             (2,824,060)    27,230,928      20,004,854      18,525,153       (128,469)     (1,200,130)
                                          -----------    -----------     -----------     -----------    -----------     -----------
Change in net assets                       (3,583,910)    37,872,902      22,130,029      21,670,271      1,212,731         621,150
NET ASSETS:
 Beginning of period                       51,485,465     13,612,563      33,692,436      12,022,165      9,331,152       8,710,002
                                          -----------    -----------     -----------     -----------    -----------     -----------
 End of period                            $47,901,555    $51,485,465     $55,822,465     $33,692,436    $10,543,883     $ 9,331,152
                                          ===========    ===========     ===========     ===========    ===========     ===========

---------------

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

-------------------------------------------------------------------------------



                                                GARTMORE GVIT                 GARTMORE GVIT                 DREYFUS GVIT
                                            EMERGING MARKETS FUND       INTERNATIONAL GROWTH FUND     INTERNATIONAL VALUE FUND
                                        ----------------------------   ---------------------------   ---------------------------
                                         YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        DECEMBER 31,    DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            2004            2003          2004            2003           2004           2003
                                        ------------    ------------  ------------    ------------   ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)            $    936,624    $   349,596    $   113,685     $    63,655   $  1,760,624    $ 1,055,940
Net realized gains (losses) on
  investment, futures, and foreign
  currency transactions                    9,445,319      4,841,973      1,030,071       2,117,041     12,178,705     (4,411,581)
Net change in unrealized
  appreciation/depreciation on
  investments, futures and translation
  of assets and liabilities
  denominated in foreign currencies        1,774,140     15,474,903        611,065       1,296,552     10,242,162     26,455,210
                                        ------------    -----------    -----------     -----------   ------------    -----------
   Change in net assets resulting from
    operations                            12,156,083     20,666,472      1,754,821       3,477,248     24,181,491     23,099,569
                                        ------------    -----------    -----------     -----------   ------------    -----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS
  FROM:
Net investment income                       (185,714)       (78,053)       (28,665)             --        (50,082)            --
Net realized gains on investments         (1,606,981)            --             --              --             --             --
DISTRIBUTIONS TO CLASS II
  SHAREHOLDERS FROM:
Net investment income                        (65,733)        (6,845)            --              --        (75,409)            --
Net realized gains on investments           (661,796)            --             --              --             --             --
DISTRIBUTIONS TO CLASS III
  SHAREHOLDERS FROM:
Net investment income                       (611,941)      (131,739)       (94,733)             --       (732,954)            --
Net realized gains on investments         (5,276,397)            --             --              --             --             --
DISTRIBUTIONS TO CLASS IV
  SHAREHOLDERS FROM:
Net investment income                             --             --             --              --     (1,686,812)    (1,575,263)(a)
DISTRIBUTIONS TO CLASS VI
  SHAREHOLDERS FROM:
From net investment income                   (73,446)(b)         --             --              --        (54,819)(b)         --
From net realized gain on investment        (630,691)(b)         --             --              --             --             --
                                        ------------    -----------    -----------     -----------   ------------    -----------
 Change in net assets from
  shareholder distributions               (9,112,699)      (216,637)      (123,398)             --     (2,600,076)    (1,575,263)
                                        ------------    -----------    -----------     -----------   ------------    -----------
 Change in net assets from capital
  transactions                            30,915,102     27,861,065      3,449,179      (1,979,607)    55,113,898      8,172,268
                                        ------------    -----------    -----------     -----------   ------------    -----------
Change in net assets                      33,958,486     48,310,900      5,080,602       1,497,641     76,695,313     29,696,574
NET ASSETS:
 Beginning of period                      70,204,637     21,893,737     10,589,359       9,091,718     89,031,941     59,335,367
                                        ------------    -----------    -----------     -----------   ------------    -----------
 End of period                          $104,163,123    $70,204,637    $15,669,961     $10,589,359   $165,727,254    $89,031,941
                                        ============    ===========    ===========     ===========   ============    ===========

---------------

(a) Effective April 28, 2003, upon reorganization of Market Street International Fund, the existing shares of the Fund were designated Class IV shares of the Dreyfus GVIT International Value Fund.

(b) For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

-------------------------------------------------------------------------------



                                          GARTMORE GVIT INVESTOR         GARTMORE GVIT INVESTOR
                                          DESTINATIONS AGGRESSIVE             DESTINATIONS               GARTMORE GVIT INVESTOR
                                                   FUND                MODERATELY AGGRESSIVE FUND      DESTINATIONS MODERATE FUND
                                        ---------------------------    ---------------------------    -----------------------------
                                        YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                       DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                           2004            2003           2004            2003             2004            2003
                                       ------------    -----------    ------------    ------------    --------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)           $  4,294,188    $   713,597    $ 10,402,110    $  2,628,984    $   18,507,538   $  6,625,088
Net realized gains (losses) on
 investment transactions                  8,242,112      3,182,319      15,503,898       2,347,258        14,877,254      1,679,663
Net change in unrealized
 appreciation/depreciation on
 investments                             20,999,025     11,084,658      42,316,372      37,245,950        53,755,760     60,756,254
                                       ------------    -----------    ------------    ------------    --------------   ------------
 Change in net assets resulting
  from operations                        33,535,325     14,980,574      68,222,380      42,222,192        87,140,552     69,061,005
                                       ------------    -----------    ------------    ------------    --------------   ------------
DISTRIBUTIONS TO CLASS II
 SHAREHOLDERS FROM:
 Net investment income                   (4,128,694)(a)   (718,839)    (10,125,084)(a)  (2,479,355)      (18,487,818)(a) (6,625,092)
 Net realized gains on investments       (5,584,330)(a) (1,040,495)     (8,314,679)(a)          --        (4,603,467)(a)   (213,823)
DISTRIBUTIONS TO CLASS VI
 SHAREHOLDERS FROM:
 Net investment income                       (5,161)(b)         --         (28,613)(b)          --          (120,802)(b)         --
 Net realized gains on investments           (5,660)(b)         --         (23,581)(b)          --           (15,162)(b)         --
                                       ------------    -----------    ------------    ------------    --------------   ------------
   Change in net assets from
    shareholder distributions            (9,723,845)    (1,759,334)    (18,491,957)     (2,479,355)      (23,227,249)    (6,838,915)
                                       ------------    -----------    ------------    ------------    --------------   ------------
   Change in net assets from capital
    transactions                        214,226,118     61,785,665     396,598,479     178,961,322       496,671,032    339,138,327
                                       ------------    -----------    ------------    ------------    --------------   ------------
Change in net assets                    238,037,598     75,006,905     446,328,902     218,704,159       560,584,335    401,360,417
NET ASSETS:
 Beginning of period                     94,499,937     19,493,032     290,666,329      71,962,170       566,915,885    165,555,468
                                       ------------    -----------    ------------    ------------    --------------   ------------
 End of period                         $332,537,535    $94,499,937    $736,995,231    $290,666,329    $1,127,500,220   $566,915,885
                                       ============    ===========    ============    ============    ==============   ============

---------------

(a) On April 30, 2004, the existing share Class of the Funds' was renamed Class II Shares.

(b) For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

-------------------------------------------------------------------------------



                                                                           GARTMORE GVIT INVESTOR         GARTMORE GVIT INVESTOR
                                                                           DESTINATIONS MODERATELY       DESTINATIONS CONSERVATIVE
                                                                              CONSERVATIVE FUND                    FUND
                                                                         ---------------------------    ---------------------------
                                                                         YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                            2004            2003            2004           2003
                                                                        ------------    ------------    ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                            $  8,096,593    $  4,065,626    $  5,473,143   $  3,736,737
Net realized gains (losses) on investment transactions                     5,515,979       1,780,599       3,444,495      1,769,518
Net change in unrealized appreciation/depreciation on investments         12,674,367      19,318,812       2,030,361      6,488,593
                                                                        ------------    ------------    ------------   ------------
 Change in net assets resulting from operations                           26,286,939      25,165,037      10,947,999     11,994,848
                                                                        ------------    ------------    ------------   ------------
DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM
Net investment income                                                     (8,143,739)(a)  (4,066,217)     (5,494,511)(a) (3,738,171)
Net realized gains on investments                                         (2,371,530)(a)    (411,637)     (2,320,988)(a)   (713,029)
DISTRIBUTIONS TO CLASS VI SHAREHOLDERS FROM:
Net investment income                                                         (9,518)(b)          --         (19,759)(b)         --
Net realized gains on investments                                             (1,641)(b)          --          (7,932)(b)         --
                                                                        ------------    ------------    ------------   ------------
 Change in net assets from shareholder distributions                     (10,526,428)     (4,477,854)     (7,843,190)    (4,451,200)
                                                                        ------------    ------------    ------------   ------------
 Change in net assets from capital transactions                          151,495,887     142,172,419      64,003,212     92,721,801
                                                                        ------------    ------------    ------------   ------------
Change in net assets                                                     167,256,398     162,859,602      67,108,021    100,265,449
NET ASSETS:
 Beginning of period                                                     258,528,604      95,669,002     190,623,503     90,358,054
                                                                        ------------    ------------    ------------   ------------
 End of period                                                          $425,785,002    $258,528,604    $257,731,524   $190,623,503
                                                                        ============    ============    ============   ============

---------------

(a) On April 30, 2004, the existing share Class of the Funds' was renamed Class II Shares.

(b) For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

-------------------------------------------------------------------------------



                                                                                  GARTMORE
                                                                          GVIT U.S. GROWTH LEADERS               GARTMORE
                                                                                    FUND                GVIT GLOBAL UTILITIES FUND
                                                                         ---------------------------    ---------------------------
                                                                         YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                            2004            2003            2004           2003
                                                                        ------------    ------------    ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                            $   (424,063)    $  (167,477)   $   311,174     $   78,111
Net realized gains (losses) on investment and foreign currency
 transactions                                                              4,929,661       8,136,339      3,623,572         10,415
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign
 currencies                                                                  337,121       4,162,076      2,431,310      1,314,079
                                                                        ------------     -----------    -----------     ----------
 Change in net assets resulting from operations                            4,842,719      12,130,938      6,366,056      1,402,605
                                                                        ------------     -----------    -----------     ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                                             --              --        (35,204)        (3,939)
Net realized gains on investments                                           (254,356)       (416,890)      (195,255)            --
DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM:
Net investment income                                                             --              --        (10,770)        (2,379)
Net realized gains on investments                                           (299,998)       (262,488)       (44,745)            --
DISTRIBUTIONS TO CLASS III SHAREHOLDERS FROM:
Net investment income                                                             --              --       (249,205)       (31,006)
Net realized gains on investments                                         (1,881,512)     (3,599,512)    (1,318,457)            --
                                                                        ------------     -----------    -----------     ----------
 Change in net assets from shareholder distributions                      (2,435,866)     (4,278,890)    (1,853,636)       (37,324)
                                                                        ------------     -----------    -----------     ----------
 Change in net assets from capital transactions                          (17,545,981)     50,429,903     23,464,032      4,144,182
                                                                        ------------     -----------    -----------     ----------
Change in net assets                                                     (15,139,128)     58,281,951     27,976,452      5,509,463
NET ASSETS:
 Beginning of period                                                      65,259,342       6,977,391      9,249,008      3,739,545
                                                                        ------------     -----------    -----------     ----------
 End of period                                                          $ 50,120,214     $65,259,342    $37,225,460     $9,249,008
                                                                        ============     ===========    ===========     ==========

---------------

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

-------------------------------------------------------------------------------



                                                                                GARTMORE GVIT
                                                                          GLOBAL FINANCIAL SERVICES            GARTMORE GVIT
                                                                                    FUND                  DEVELOPING MARKETS FUND
                                                                         ---------------------------    ---------------------------
                                                                         YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                            2004            2003            2004          2003(A)
                                                                        ------------    ------------    ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                             $   298,833     $   145,281    $  1,092,831   $    766,187
Net realized gains (losses) on investment and foreign currency
  transactions                                                             1,691,506       1,912,292      32,137,377     13,886,911
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign
  currencies                                                               1,816,307       1,343,429      (9,596,336)    36,982,971
                                                                         -----------     -----------    ------------   ------------
 Change in net assets resulting from operations                            3,806,646       3,401,002      23,633,872     51,636,069
                                                                         -----------     -----------    ------------   ------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                                        (52,216)        (12,436)             --             --
Net realized gains on investments                                           (231,224)       (293,901)             --             --
DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM:
Net investment income                                                        (23,093)         (2,984)       (869,653)       (77,018)
Net realized gains on investments                                           (113,086)        (79,225)     (6,076,649)            --
DISTRIBUTIONS TO CLASS III SHAREHOLDERS FROM:
Net investment income                                                       (273,711)        (46,221)             --             --
Net realized gains on investments                                         (1,153,388)     (1,105,844)             --             --
                                                                         -----------     -----------    ------------   ------------
 Change in net assets from shareholder distributions                      (1,846,718)     (1,540,611)     (6,946,302)       (77,018)
                                                                         -----------     -----------    ------------   ------------
 Change in net assets from capital transactions                            7,894,969       7,581,144      12,610,182     38,720,555
                                                                         -----------     -----------    ------------   ------------
Change in net assets                                                       9,854,897       9,441,535      29,297,752     90,279,606
NET ASSETS:
 Beginning of period                                                      15,668,413       6,226,878     165,600,584     75,320,978
                                                                         -----------     -----------    ------------   ------------
 End of period                                                           $25,523,310     $15,668,413    $194,898,336   $165,600,584
                                                                         ===========     ===========    ============   ============

---------------

(a) Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
-------------------------------------------------------------------------------

GARTMORE GVIT NATIONWIDE FUND

                                                          INVESTMENT ACTIVITIES                  DISTRIBUTIONS
                                                 --------------------------------------    -------------------------
                                                                   NET
                                                                REALIZED
                                                                   AND
                                        NET                    UNREALIZED
                                       ASSET         NET          GAINS         TOTAL
                                      VALUE,     INVESTMENT     (LOSSES)        FROM          NET
                                     BEGINNING     INCOME          ON        INVESTMENT    INVESTMENT   NET REALIZED
                                     OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES      INCOME         GAINS
--------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000          $18.81        0.12          (0.47)        (0.35)       (0.12)         (6.70)
Year Ended December 31, 2001(c)       $11.64        0.08          (1.46)        (1.38)       (0.08)         (0.29)
Year Ended December 31, 2002          $ 9.89        0.08          (1.79)        (1.71)       (0.08)            --
Year Ended December 31, 2003          $ 8.10        0.08           2.14          2.22        (0.05)            --
Year Ended December 31, 2004          $10.27        0.12           0.88          1.00        (0.14)            --

CLASS II SHARES
Period Ended December 31, 2002(d)     $ 8.68        0.04          (0.57)        (0.53)       (0.05)            --
Year Ended December 31, 2003          $ 8.10        0.05           2.15          2.20        (0.04)            --
Year Ended December 31, 2004          $10.26        0.08           0.89          0.97        (0.11)            --

CLASS III SHARES
Period Ended December 31, 2002(e)     $ 9.78        0.05          (1.65)        (1.60)       (0.07)            --
Year Ended December 31, 2003          $ 8.11        0.09           2.13          2.22        (0.05)            --
Year Ended December 31, 2004          $10.28        0.11           0.89          1.00        (0.13)            --

CLASS IV SHARES
Period Ended December 31, 2003(f)     $ 8.30        0.05           1.95          2.00        (0.03)            --
Year Ended December 31, 2004          $10.27        0.12           0.88          1.00        (0.14)            --


                                     DISTRIBUTIONS                                        RATIOS/SUPPLEMENTAL DATA
                                     -------------                            -----------------------------------------------
                                                                                                                    RATIO OF
                                                                                                                       NET
                                                                                                                   INVESTMENT
                                                       NET                                             RATIO OF      INCOME
                                                      ASSET                                            EXPENSES      (LOSS)
                                                     VALUE,                                           TO AVERAGE   TO AVERAGE
                                         TOTAL       END OF                   NET ASSETS AT END OF       NET           NET
                                     DISTRIBUTIONS   PERIOD    TOTAL RETURN       PERIOD (000S)         ASSETS       ASSETS
-----------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000             (6.82)      $11.64        (2.12%)         $2,014,759           0.78%         0.63%
Year Ended December 31, 2001(c)          (0.37)      $ 9.89       (11.82%)         $1,677,316           0.78%         0.77%
Year Ended December 31, 2002             (0.08)      $ 8.10       (17.35%)         $1,252,686           0.83%         0.84%
Year Ended December 31, 2003             (0.05)      $10.27        27.51%          $1,459,917           0.83%         0.83%
Year Ended December 31, 2004             (0.14)      $11.13         9.75%          $1,402,753           0.83%         1.07%

CLASS II SHARES
Period Ended December 31, 2002(d)        (0.05)      $ 8.10        (6.14%)(g)      $      765           1.07%(h)      1.03%(h)
Year Ended December 31, 2003             (0.04)      $10.26        27.23%          $    5,570           1.08%         0.60%
Year Ended December 31, 2004             (0.11)      $11.12         9.53%          $   11,210           1.08%         0.95%

CLASS III SHARES
Period Ended December 31, 2002(e)        (0.07)      $ 8.11       (16.38%)(g)      $      399           0.72%(h)      1.07%(h)
Year Ended December 31, 2003             (0.05)      $10.28        27.48%          $      870           0.83%         0.83%
Year Ended December 31, 2004             (0.13)      $11.15         9.84%          $      847           0.83%         1.05%

CLASS IV SHARES
Period Ended December 31, 2003(f)        (0.03)      $10.27        24.17% (g)      $  169,690           0.83%(h)      0.85%(h)
Year Ended December 31, 2004             (0.14)      $11.13         9.75%          $  167,051           0.83%         1.06%

                                                 RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
                                                           RATIO OF
                                                             NET
                                                          INVESTMENT
                                        RATIO OF            INCOME
                                        EXPENSES            (LOSS)
                                        (PRIOR TO         (PRIOR TO
                                     REIMBURSEMENTS)   REIMBURSEMENTS)
                                       TO AVERAGE         TO AVERAGE
                                           NET               NET           PORTFOLIO
                                        ASSETS(A)         ASSETS(A)       TURNOVER(B)
-------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000              0.81%              0.60%          148.28%
Year Ended December 31, 2001(c)           0.82%              0.73%           58.36%
Year Ended December 31, 2002              0.84%              0.83%           33.25%
Year Ended December 31, 2003               (i)                (i)           129.01%
Year Ended December 31, 2004               (i)                (i)           131.43%

CLASS II SHARES
Period Ended December 31, 2002(d)          (i)                (i)            33.25%
Year Ended December 31, 2003               (i)                (i)           129.01%
Year Ended December 31, 2004               (i)                (i)           131.43%

CLASS III SHARES
Period Ended December 31, 2002(e)          (i)                (i)            33.25%
Year Ended December 31, 2003               (i)                (i)           129.01%
Year Ended December 31, 2004               (i)                (i)           131.43%

CLASS IV SHARES
Period Ended December 31, 2003(f)          (i)                (i)           129.01%
Year Ended December 31, 2004               (i)                (i)           131.43%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d) For the period from July 11, 2002 (commencement of operations) through December 31, 2002.

(e) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.

(f)   For the period from April 28, 2003 (commencement of operations) through

(g)   Not Annualized.

(h)   Annualized.

(i)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT GROWTH FUND

                                                               INVESTMENT ACTIVITIES                   DISTRIBUTION
                                                    ------------------------------------------    ---------------------
                                                                     NET REALIZED
                                                                         AND
                                      NET ASSET                       UNREALIZED
                                        VALUE,           NET            GAINS       TOTAL FROM       NET          NET
                                     BEGINNING OF     INVESTMENT     (LOSSES) ON    INVESTMENT    INVESTMENT   REALIZED
                                        PERIOD      INCOME (LOSS)    INVESTMENTS    ACTIVITIES      INCOME       GAINS
-----------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000            $25.71          (0.01)           (6.76)        (6.77)       (0.04)       (4.22)
Year Ended December 31, 2001(c)         $14.68          (0.01)           (4.12)        (4.13)          --           --
Year Ended December 31, 2002            $10.55             --            (3.03)        (3.03)          --           --
Year Ended December 31, 2003            $ 7.52           0.01             2.45          2.46          (e)           --
Year Ended December 31, 2004            $ 9.98           0.02             0.79          0.81        (0.03)          --

CLASS IV SHARES
Period Ended December 31, 2003(d)       $ 7.90             --             2.08          2.08          (e)           --
Year Ended December 31, 2004            $ 9.98           0.02             0.79          0.81        (0.03)          --

                                     DISTRIBUTION                                     RATIOS/SUPPLEMENTAL DATA
                                     -------------                           ------------------------------------------
                                                                                                           RATIO OF NET
                                                                                                            INVESTMENT
                                                                                               RATIO OF       INCOME
                                                      NET ASSET                NET ASSETS      EXPENSES      (LOSS) TO
                                         TOTAL       VALUE, END     TOTAL      AT END OF      TO AVERAGE      AVERAGE
                                     DISTRIBUTIONS    OF PERIOD    RETURN    PERIOD (000S)    NET ASSETS    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000             (4.26)        $14.68      (26.53%)     $606,599        0.80%         (0.07%)
Year Ended December 31, 2001(c)             --         $10.55      (28.13%)     $352,147        0.80%         (0.10%)
Year Ended December 31, 2002                --         $ 7.52      (28.72%)     $201,689        0.85%         (0.03%)
Year Ended December 31, 2003                --         $ 9.98       32.74%      $244,671        0.84%          0.09%
Year Ended December 31, 2004             (0.03)        $10.76        8.16%      $224,301        0.85%          0.26%

CLASS IV SHARES
Period Ended December 31, 2003(d)           --         $ 9.98       26.37%(f)   $ 34,090        0.84%(g)       0.10%(g)
Year Ended December 31, 2004             (0.03)        $10.76        8.16%      $ 38,067        0.85%          0.27%

                                                 RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
                                                           RATIO OF
                                        RATIO OF        NET INVESTMENT
                                        EXPENSES        INCOME (LOSS)
                                        (PRIOR TO         (PRIOR TO
                                     REIMBURSEMENTS)   REIMBURSEMENTS)
                                       TO AVERAGE         TO AVERAGE       PORTFOLIO
                                      NET ASSETS(A)     NET ASSETS(A)     TURNOVER(B)
-------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000              0.83%             (0.10%)         205.34%
Year Ended December 31, 2001(c)           0.85%             (0.15%)         227.28%
Year Ended December 31, 2002              0.85%             (0.03%)         231.69%
Year Ended December 31, 2003               (h)                (h)           293.58%
Year Ended December 31, 2004               (h)                (h)           282.41%

CLASS IV SHARES
Period Ended December 31, 2003(d)          (h)                (h)           293.58%
Year Ended December 31, 2004               (h)                (h)           282.41%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(e)   The amount is less than $0.005 per share.

(f)   Not annualized.

(g)   Annualized.

(h)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT GOVERNMENT BOND FUND

                                                            INVESTMENT ACTIVITIES                  DISTRIBUTIONS:
                                                 ------------------------------------------    ---------------------
                                                                  NET REALIZED
                                                                      AND
                                     NET ASSET                     UNREALIZED
                                      VALUE,          NET            GAINS       TOTAL FROM       NET          NET
                                     BEGINNING     INVESTMENT     (LOSSES) ON    INVESTMENT    INVESTMENT   REALIZED
                                     OF PERIOD   INCOME (LOSS)    INVESTMENTS    ACTIVITIES      INCOME       GAINS
--------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000          $10.79          0.66            0.65          1.31         (0.66)          --
Year Ended December 31, 2001(c)       $11.44          0.58            0.24          0.82         (0.58)       (0.02)
Year Ended December 31, 2002          $11.66          0.53            0.72          1.25         (0.53)       (0.10)
Year Ended December 31, 2003(d)       $12.28          0.50           (0.25)         0.25         (0.38)       (0.02)
Year Ended December 31, 2004          $12.13          0.47           (0.08)         0.39         (0.66)       (0.24)

CLASS II SHARES
Period Ended December 31, 2002(e)     $11.88          0.18            0.55          0.73         (0.26)       (0.09)
Year Ended December 31, 2003(d)       $12.26          0.47           (0.25)         0.22         (0.36)       (0.02)
Year Ended December 31, 2004          $12.10          0.44           (0.08)         0.36         (0.63)       (0.24)

CLASS III SHARES
Period Ended December 31, 2002(f)     $11.75          0.36            0.67          1.03         (0.41)       (0.10)
Year Ended December 31, 2003(d)       $12.27          0.50           (0.24)         0.26         (0.37)       (0.02)
Year Ended December 31, 2004(d)       $12.14          0.46           (0.07)         0.39         (0.66)       (0.24)

CLASS IV SHARES
Period Ended December 31, 2003(g)     $12.29          0.34           (0.24)         0.10         (0.26)          --
Year Ended December 31, 2004          $12.13          0.46           (0.07)         0.39         (0.66)       (0.24)

                                     DISTRIBUTIONS:                                         RATIOS/SUPPLEMENTAL DATA
                                     -------------                                ---------------------------------------------
                                                                                                                   RATIO OF NET
                                                                                                                    INVESTMENT
                                                                                                       RATIO OF       INCOME
                                                      NET ASSET                          NET           EXPENSES      (LOSS) TO
                                         TOTAL       VALUE, END                     ASSETS AT END     TO AVERAGE      AVERAGE
                                     DISTRIBUTIONS    OF PERIOD    TOTAL RETURN   OF PERIOD (000S)    NET ASSETS    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000             (0.66)        $11.44         12.54%         $  867,139         0.66%          6.00%
Year Ended December 31, 2001(c)          (0.60)        $11.66          7.25%         $1,301,828         0.66%          5.21%
Year Ended December 31, 2002             (0.63)        $12.28         10.98%         $1,982,676         0.73%          4.53%
Year Ended December 31, 2003(d)          (0.40)        $12.13          2.00%         $1,488,089         0.73%          4.12%
Year Ended December 31, 2004             (0.90)        $11.62          3.26%         $1,222,615         0.73%          3.75%

CLASS II SHARES
Period Ended December 31, 2002(e)        (0.35)        $12.26          6.16%(h)      $   10,111         0.97%(i)       3.93%(i)
Year Ended December 31, 2003(d)          (0.38)        $12.10          1.77%         $   20,998         0.98%          3.85%
Year Ended December 31, 2004             (0.87)        $11.59          3.01%         $   17,643         0.98%          3.50%

CLASS III SHARES
Period Ended December 31, 2002(f)        (0.51)        $12.27          8.84%(h)      $    7,625         0.73%(i)       4.12%(i)
Year Ended December 31, 2003(d)          (0.39)        $12.14          2.11%         $    4,369         0.73%          4.10%
Year Ended December 31, 2004(d)          (0.90)        $11.63          3.27%         $    6,854         0.73%          3.72%

CLASS IV SHARES
Period Ended December 31, 2003(g)        (0.26)        $12.13          0.84%(h)      $   43,244         0.70%(i)       4.07%(i)
Year Ended December 31, 2004             (0.90)        $11.62          3.27%         $   41,019         0.73%          3.74%

                                                 RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
                                                           RATIO OF
                                        RATIO OF        NET INVESTMENT
                                        EXPENSES        INCOME (LOSS)
                                        (PRIOR TO         (PRIOR TO
                                     REIMBURSEMENTS)   REIMBURSEMENTS)
                                       TO AVERAGE         TO AVERAGE       PORTFOLIO
                                      NET ASSETS(A)     NET ASSETS(A)     TURNOVER(B)
-------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000              0.73%              5.93%          75.91%
Year Ended December 31, 2001(c)           0.73%              5.14%          55.80%
Year Ended December 31, 2002              0.73%              4.53%          49.00%
Year Ended December 31, 2003(d)            (j)                (j)           40.46%
Year Ended December 31, 2004               (j)                (j)           69.37%

CLASS II SHARES
Period Ended December 31, 2002(e)          (j)                (j)           49.00%
Year Ended December 31, 2003(d)            (j)                (j)           40.46%
Year Ended December 31, 2004               (j)                (j)           69.37%

CLASS III SHARES
Period Ended December 31, 2002(f)          (j)                (j)           49.00%
Year Ended December 31, 2003(d)            (j)                (j)           40.46%
Year Ended December 31, 2004(d)            (j)                (j)           69.37%

CLASS IV SHARES
Period Ended December 31, 2003(g)          (j)                (j)           40.46%
Year Ended December 31, 2004               (j)                (j)           69.37%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d) Net investment income (loss) is calculated based average shares outstanding during the period.

(e) For the period from July 8, 2002 (commencement of operations) through December 31, 2002.

(f) For the period from May 20, 2002 (commencement of operations) through December 31, 2002.

(g) For the period from April 28, 2003 (commencement of operations) through December 31, 2003

(h)   Not annualized.

(i)   Annualized.

(j)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GVIT SMALL COMPANY FUND

                                                                     INVESTMENT ACTIVITIES                 DISTRIBUTIONS
                                                        -----------------------------------------------    --------------
                                                                            NET REALIZED
                                                                                AND
                                     NET ASSET VALUE,                     UNREALIZED GAINS   TOTAL FROM
                                       BEGINNING OF     NET INVESTMENT      (LOSSES) ON      INVESTMENT    NET INVESTMENT
                                          PERIOD         INCOME (LOSS)      INVESTMENTS      ACTIVITIES        INCOME
-------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000              $22.12              0.02              1.91             1.93          (0.01)
Year Ended December 31, 2001(b)           $20.00                --             (1.34)           (1.34)         (0.02)
Year Ended December 31, 2002              $18.64             (0.07)            (3.16)           (3.23)            --
Year Ended December 31, 2003              $15.41             (0.07)             6.39             6.32             --
Year Ended December 31, 2004              $21.73             (0.04)             4.17             4.13             --

CLASS II SHARES
Period Ended December 31, 2002(c)         $18.70             (0.03)            (3.28)           (3.31)            --
Year Ended December 31, 2003              $15.39             (0.12)             6.37             6.25             --
Year Ended December 31, 2004              $21.64             (0.07)             4.13             4.06             --

CLASS III SHARES
Period Ended December 31, 2002(d)         $17.48             (0.01)            (2.05)           (2.06)            --
Year Ended December 31, 2003              $15.42             (0.08)             6.40             6.32             --
Year Ended December 31, 2004              $21.74             (0.03)             4.17             4.14             --

CLASS IV SHARES
Period Ended December 31, 2003(e)         $15.61             (0.05)             6.17             6.12             --
Year Ended December 31, 2004              $21.73             (0.04)             4.17             4.13             --

                                                                                                     RATIOS/SUPPLEMENTAL
                                             DISTRIBUTIONS                                                   DATA
                                     ----------------------------                                    --------------------
                                                                       NET ASSET
                                     NET REALIZED       TOTAL        VALUE, END OF                      NET ASSETS AT
                                        GAINS       DISTRIBUTIONS       PERIOD       TOTAL RETURN    END OF PERIOD (000S)
-------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000            (4.04)          (4.05)          $20.00            8.90%           $ 790,607
Year Ended December 31, 2001(b)            --           (0.02)          $18.64           (6.70%)          $ 743,468
Year Ended December 31, 2002               --              --           $15.41          (17.33%)          $ 561,836
Year Ended December 31, 2003               --              --           $21.73           41.01%           $ 760,078
Year Ended December 31, 2004            (2.90)          (2.90)          $22.96           19.02%           $ 815,585

CLASS II SHARES
Period Ended December 31, 2002(c)          --              --           $15.39          (17.70%)(f)       $   2,325
Year Ended December 31, 2003               --              --           $21.64           40.61%           $  18,345
Year Ended December 31, 2004            (2.90)          (2.90)          $22.80           18.78%           $  46,906

CLASS III SHARES
Period Ended December 31, 2002(d)          --              --           $15.42          (11.78%)(f)       $      51
Year Ended December 31, 2003               --              --           $21.74           40.99%           $   1,199
Year Ended December 31, 2004            (2.90)          (2.90)          $22.98           19.06%           $   1,681

CLASS IV SHARES
Period Ended December 31, 2003(e)          --              --           $21.73           39.21% (f)       $  48,252
Year Ended December 31, 2004            (2.90)          (2.90)          $22.96           19.02%           $  44,819

                                                 RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
                                                          RATIO OF NET
                                                           INVESTMENT
                                     RATIO OF EXPENSES   INCOME (LOSS)
                                        TO AVERAGE         TO AVERAGE      PORTFOLIO
                                        NET ASSETS         NET ASSETS     TURNOVER(A)
-------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000               1.21%              0.06%         163.66%
Year Ended December 31, 2001(b)            1.20%              0.02%         135.90%
Year Ended December 31, 2002               1.18%             (0.33%)         92.59%
Year Ended December 31, 2003               1.17%             (0.37%)         93.72%
Year Ended December 31, 2004               1.19%             (0.17%)        131.75%

CLASS II SHARES
Period Ended December 31, 2002(c)          1.44%(g)          (0.54%)(g)      92.59%
Year Ended December 31, 2003               1.42%             (0.63%)         93.72%
Year Ended December 31, 2004               1.44%             (0.42%)        131.75%

CLASS III SHARES
Period Ended December 31, 2002(d)          1.15%(g)          (0.25%)(g)      92.59%
Year Ended December 31, 2003               1.17%             (0.39%)         93.72%
Year Ended December 31, 2004               1.19%             (0.15%)        131.75%

CLASS IV SHARES
Period Ended December 31, 2003(e)          1.16%(g)          (0.36%)(g)      93.72%
Year Ended December 31, 2004               1.19%             (0.18%)        131.75%

---------------
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(c) For the period from March 5, 2002 (commencement of operations) through December 31, 2002.

(d) For the period from July 1, 2002 (commencement of operations) through December 31, 2002.

(e) For the period from April 28, 2003 (commencement of operations) through December 31, 2003

(f)   Not annualized.

(g)   Annualized.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT MONEY MARKET FUND

                                                          INVESTMENT ACTIVITIES           DISTRIBUTIONS
                                                         -----------------------    --------------------------
                                                            NET
                                     NET ASSET VALUE,   INVESTMENT    TOTAL FROM       NET                        NET ASSET
                                        BEGINNING         INCOME      INVESTMENT   INVESTMENT        TOTAL       VALUE, END
                                        OF PERIOD         (LOSS)      ACTIVITIES     INCOME      DISTRIBUTIONS    OF PERIOD
                                     ----------------   ----------    ----------   ----------    -------------   ----------
CLASS I SHARES
Year Ended December 31, 2000              $1.00            0.06          0.06         (0.06)         (0.06)         $1.00
Year Ended December 31, 2001(b)           $1.00            0.04          0.04         (0.04)         (0.04)         $1.00
Year Ended December 31, 2002              $1.00            0.01          0.01         (0.01)         (0.01)         $1.00
Year Ended December 31, 2003              $1.00            0.01          0.01         (0.01)         (0.01)         $1.00
Year Ended December 31, 2004              $1.00            0.01          0.01         (0.01)         (0.01)         $1.00

CLASS IV SHARES
Period Ended December 31, 2003(c)         $1.00             (e)           (e)           (e)            (e)          $1.00
Year Ended December 31, 2004              $1.00            0.01          0.01         (0.01)         (0.01)         $1.00

CLASS V SHARES
Period Ended December 31, 2002(d)         $1.00             (e)           (e)           (e)            (e)          $1.00
Year Ended December 31, 2003              $1.00            0.01          0.01         (0.01)         (0.01)         $1.00
Year Ended December 31, 2004              $1.00            0.01          0.01         (0.01)         (0.01)         $1.00

                                                                        RATIOS/SUPPLEMENTAL DATA
                                                     --------------------------------------------------------------
                                                                                                       RATIO OF
                                                                                    RATIO OF NET       EXPENSES
                                                                      RATIO OF       INVESTMENT        (PRIOR TO
                                                      NET ASSETS     EXPENSES TO   INCOME (LOSS)    REIMBURSEMENTS)
                                                      AT END OF        AVERAGE       TO AVERAGE       TO AVERAGE
                                     TOTAL RETURN   PERIOD (000S)    NET ASSETS      NET ASSETS       NET ASSETS(A)
                                     ------------   -------------    -----------   -------------    ---------------
CLASS I SHARES
Year Ended December 31, 2000             6.03%        $1,982,922        0.55%           5.87%            0.61%
Year Ended December 31, 2001(b)          3.60%        $2,869,354        0.55%           3.41%            0.61%
Year Ended December 31, 2002             1.21%        $2,436,783        0.62%           1.21%            0.62%
Year Ended December 31, 2003             0.63%        $1,573,895        0.63%           0.63%             (h)
Year Ended December 31, 2004             0.81%        $1,223,530        0.62%           0.79%             (h)

CLASS IV SHARES
Period Ended December 31, 2003(c)        0.46%(f)     $  103,515        0.50%(g)        0.67%(g)         0.63%(g)
Year Ended December 31, 2004             0.94%        $   84,415        0.50%           0.91%            0.62%

CLASS V SHARES
Period Ended December 31, 2002(d)        0.22%(f)     $  324,950        0.56%(g)        1.11%(g)          (h)
Year Ended December 31, 2003             0.71%        $  365,299        0.55%           0.70%             (h)
Year Ended December 31, 2004             0.89%        $  479,706        0.55%           0.92%             (h)

                                         RATIOS/
                                      SUPPLEMENTAL
                                          DATA
                                     ---------------
                                      RATIO OF NET
                                       INVESTMENT
                                      INCOME (LOSS)
                                        (PRIOR TO
                                     REIMBURSEMENTS)
                                       TO AVERAGE
                                       NET ASSETS(A)
                                     ---------------
CLASS I SHARES
Year Ended December 31, 2000              5.81%
Year Ended December 31, 2001(b)           3.35%
Year Ended December 31, 2002              1.21%
Year Ended December 31, 2003               (h)
Year Ended December 31, 2004               (h)

CLASS IV SHARES
Period Ended December 31, 2003(c)         0.55%(g)
Year Ended December 31, 2004              0.79%

CLASS V SHARES
Period Ended December 31, 2002(d)          (h)
Year Ended December 31, 2003               (h)
Year Ended December 31, 2004               (h)

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(c) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(d) For the period from October 31, 2002 (commencement of operations) through December 31, 2002.

(e)   The amount is less than $ 0.005.

(f)   Not annualized.

(g)   Annualized.

(h)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GVIT MONEY MARKET FUND II

                                                    INVESTMENT ACTIVITIES             DISTRIBUTIONS
                                                  --------------------------    --------------------------
                                     NET ASSET
                                      VALUE,          NET         TOTAL FROM       NET                        NET ASSET
                                     BEGINNING     INVESTMENT     INVESTMENT   INVESTMENT        TOTAL       VALUE, END    TOTAL
                                     OF PERIOD   INCOME (LOSS)    ACTIVITIES     INCOME      DISTRIBUTIONS    OF PERIOD    RETURN
 --------------------------------------------------------------------------------------------------------------------------------
Period Ended December 31, 2001(b)      $1.00           (c)            (c)           (c)            (c)          $1.00       0.24%(d)
Year Ended December 31, 2002           $1.00          0.01           0.01         (0.01)         (0.01)         $1.00       0.70%
Year Ended December 31, 2003           $1.00           (c)            (c)           (c)            (c)          $1.00       0.18%
Year Ended December 31, 2004           $1.00           (c)            (c)           (c)            (c)          $1.00       0.41%

                                                                   RATIOS/SUPPLEMENTAL DATA
                                      ------------------------------------------------------------------------------------
                                                                                                            RATIO OF NET
                                                                                                             INVESTMENT
                                                                      RATIO OF NET    RATIO OF EXPENSES     INCOME (LOSS)
                                                         RATIO OF      INVESTMENT         (PRIOR TO           (PRIOR TO
                                      NET ASSETS AT      EXPENSES     INCOME (LOSS)    REIMBURSEMENTS)     REIMBURSEMENTS)
                                          END OF        TO AVERAGE     TO AVERAGE         TO AVERAGE         TO AVERAGE
                                      PERIOD (000S)     NET ASSETS     NET ASSETS       NET ASSETS(A)       NET ASSETS(A)
--------------------------------------------------------------------------------------------------------------------------
Period Ended December 31, 2001(b)        $ 37,411          1.30%(e)       0.93%(e)           1.45%(e)           0.78%(e)
Year Ended December 31, 2002             $110,041          0.99%          0.66%              0.99%              0.66%
Year Ended December 31, 2003             $147,736          0.95%          0.17%              0.99%              0.13%
Year Ended December 31, 2004             $192,820          0.96%          0.43%              0.99%              0.40%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) For the period from October 2, 2001 (commencement of operations) through December 31, 2001.

(c)   The amount is less than $0.005.

(d)   Not annualized.

(e)   Annualized.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

JP MORGAN GVIT BALANCED FUND

                                                               INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                                                      ---------------------------------------    --------------------------
                                                                   NET REALIZED
                                                                        AND
                                         NET ASSET       NET        UNREALIZED
                                           VALUE,     INVESTMENT       GAINS       TOTAL FROM       NET
                                         BEGINNING      INCOME      (LOSSES) ON    INVESTMENT   INVESTMENT        TOTAL
                                         OF PERIOD      (LOSS)      INVESTMENTS    ACTIVITIES     INCOME      DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000               $10.31        0.28          (0.30)        (0.02)        (0.29)         (0.29)
Year Ended December 31, 2001(c)            $10.00        0.22          (0.60)        (0.38)        (0.22)         (0.22)
Year Ended December 31, 2002               $ 9.40        0.19          (1.34)        (1.15)        (0.19)         (0.19)
Year Ended December 31, 2003               $ 8.06        0.15           1.32          1.47         (0.15)         (0.15)
Year Ended December 31, 2004               $ 9.38        0.19           0.60          0.79         (0.19)         (0.19)

CLASS IV SHARES
Period Ended December 31, 2003(d)          $ 8.23        0.11           1.16          1.27         (0.12)         (0.12)
Year Ended December 31, 2004               $ 9.38        0.19           0.60          0.79         (0.19)         (0.19)

                                                                                       RATIOS/SUPPLEMENTAL DATA
                                                                      -----------------------------------------------------------
                                                                                                  RATIO OF NET       RATIO OF
                                                                                                   INVESTMENT        EXPENSES
                                         NET ASSET                                    RATIO OF       INCOME          (PRIOR TO
                                           VALUE,                     NET ASSETS      EXPENSES       (LOSS)       REIMBURSEMENTS)
                                           END OF                      AT END OF     TO AVERAGE    TO AVERAGE       TO AVERAGE
                                           PERIOD     TOTAL RETURN   PERIOD (000S)   NET ASSETS    NET ASSETS       NET ASSETS(A)
---------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000               $10.00         (0.35%)      $112,577         0.90%         2.86%            1.07%
Year Ended December 31, 2001(c)            $ 9.40         (3.77%)      $149,875         0.90%         2.34%            1.03%
Year Ended December 31, 2002               $ 8.06        (12.31%)      $147,289         0.99%         2.22%            1.00%
Year Ended December 31, 2003               $ 9.38         18.41%       $182,056         0.98%         1.80%             (g)
Year Ended December 31, 2004               $ 9.98          8.49%       $189,232         0.98%         1.96%             (g)

CLASS IV SHARES
Period Ended December 31, 2003(d)          $ 9.38         15.47%(e)    $ 50,811         0.91%(f)      1.79%(f)         0.96%(f)
Year Ended December 31, 2004               $ 9.98          8.54%       $ 51,061         0.91%         2.02%            0.98%

                                           RATIOS/SUPPLEMENTAL DATA
                                          ---------------------------
                                           RATIO OF NET
                                            INVESTMENT
                                          INCOME (LOSS)
                                            (PRIOR TO
                                         REIMBURSEMENTS)
                                            TO AVERAGE      PORTFOLIO
                                            NET ASSETS(A)   TURNOVER(B)
-----------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000                   2.69%         252.43%
Year Ended December 31, 2001(c)                2.21%         181.89%
Year Ended December 31, 2002                   2.21%         297.08%
Year Ended December 31, 2003                    (g)          310.16%
Year Ended December 31, 2004                    (g)          293.17%
CLASS IV SHARES
Period Ended December 31, 2003(d)              1.74%(f)      310.16%
Year Ended December 31, 2004                   1.95%         293.17%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(e)   Not annualized.

(f)   Annualized.

(g)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT MID CAP GROWTH FUND

                                                               INVESTMENT ACTIVITIES                  DISTRIBUTIONS
                                                    ------------------------------------------    ---------------------
                                                                     NET REALIZED
                                                                         AND
                                                                      UNREALIZED
                                         NET                            GAINS
                                     ASSET VALUE,        NET           (LOSSES)     TOTAL FROM       NET          NET
                                     BEGINNING OF     INVESTMENT          ON        INVESTMENT    INVESTMENT   REALIZED
                                        PERIOD      INCOME (LOSS)    INVESTMENTS    ACTIVITIES      INCOME       GAINS
-----------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2003(c)       $16.53          (0.07)            4.99          4.92           --           --
Year Ended December 31, 2004            $21.45          (0.11)            3.40          3.29           --           --

CLASS II SHARES
Period Ended December 31, 2003(c)       $16.77          (0.03)            4.69          4.06           --           --
Year Ended December 31, 2004            $21.43          (0.09)            3.35          3.26           --           --

CLASS III SHARES
Period Ended December 31, 2003(c)       $16.53          (0.03)            4.98          4.95           --           --
Year Ended December 31, 2004            $21.48          (0.10)            3.39          3.29           --           --

CLASS IV SHARES (D)
Year Ended December 31, 2000            $21.97           0.18             7.48          7.66        (0.11)       (1.81)
Year Ended December 31, 2001            $27.71          (0.07)           (1.00)        (1.07)       (0.18)       (6.45)
Year Ended December 31, 2002            $20.01          (0.11)           (4.35)        (4.46)          --        (0.09)
Year Ended December 31, 2003            $15.46          (0.10)            6.10          6.00           --           --
Year Ended December 31, 2004            $21.46          (0.11)            3.40          3.29           --           --

                                     DISTRIBUTIONS                                       RATIOS/SUPPLEMENTAL DATA
                                     -------------                                   ---------------------------------
                                                          NET                                                RATIO OF
                                                     ASSET VALUE,                                            EXPENSES
                                         TOTAL          END OF                          NET ASSETS AT       TO AVERAGE
                                     DISTRIBUTIONS      PERIOD       TOTAL RETURN   END OF PERIOD (000S)    NET ASSETS
----------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2003(c)           --          $21.45           29.76%(e)        $137,837             0.98%(f)
Year Ended December 31, 2004                --          $24.74           15.34%           $149,324             0.98%

CLASS II SHARES
Period Ended December 31, 2003(c)           --          $21.43           27.79%(e)        $  2,388             1.17%(f)
Year Ended December 31, 2004                --          $24.69           15.21%           $ 14,256             1.08%

CLASS III SHARES
Period Ended December 31, 2003(c)           --          $21.48           29.95%(e)        $    628             0.98%(f)
Year Ended December 31, 2004                --          $24.77           15.32%           $  1,190             0.98%

CLASS IV SHARES (D)
Year Ended December 31, 2000              1.92)         $27.71           38.24%           $ 98,969             0.53%
Year Ended December 31, 2001             (6.63)         $20.01           (3.36%)          $ 98,214             0.92%
Year Ended December 31, 2002             (0.09)         $15.46          (22.38%)          $ 70,669             0.95%
Year Ended December 31, 2003                --          $21.46           38.81%           $ 89,413             0.95%
Year Ended December 31, 2004                --          $24.75           15.33%           $ 95,854             0.95%

                                                           RATIOS/SUPPLEMENTAL DATA
                                     --------------------------------------------------------------------
                                                                              RATIO OF
                                                          RATIO OF              NET
                                        RATIO OF          EXPENSES           INVESTMENT
                                     NET INVESTMENT      (PRIOR TO         INCOME (LOSS)
                                     INCOME (LOSS)    REIMBURSEMENTS)        (PRIOR TO
                                       TO AVERAGE        TO AVERAGE      REIMBURSEMENTS) TO
                                          NET               NET             AVERAGE NET        PORTFOLIO
                                         ASSETS          ASSETS(A)           ASSETS(A)        TURNOVER(B)
---------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2003(c)        (0.49%)(f)           (g)                 (g)            109.73%
Year Ended December 31, 2004             (0.51%)              (g)                 (g)             90.14%

CLASS II SHARES
Period Ended December 31, 2003(c)        (0.64%)(f)           (g)                 (g)            109.73%
Year Ended December 31, 2004             (0.61%)              (g)                 (g)             90.14%

CLASS III SHARES
Period Ended December 31, 2003(c)        (0.48%)(f)           (g)                 (g)            109.73%
Year Ended December 31, 2004             (0.50%)              (g)                 (g)             90.14%

CLASS IV SHARES (D)
Year Ended December 31, 2000              0.81%             0.53%               0.81%             68.00%
Year Ended December 31, 2001             (0.37%)            1.01%              (0.46%)           135.00%
Year Ended December 31, 2002             (0.61%)            1.00%              (0.66%)            64.00%
Year Ended December 31, 2003             (0.51%)            1.02%              (0.58%)           109.73%
Year Ended December 31, 2004             (0.48%)            0.98%              (0.51%)            90.14%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(d) The Gartmore GVIT Mid Cap Growth Fund retained the financial history of the Market Street Mid Cap Growth Fund and the existing shares of the Fund were designated Class IV shares.

(e)   Not annualized.

(f)   Annualized.

(g)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

COMSTOCK GVIT VALUE FUND

                                                          INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                                                 --------------------------------------    --------------------------
                                                                   NET
                                                                REALIZED
                                                                   AND                                                    NET
                                     NET ASSET       NET       UNREALIZED       TOTAL                                    ASSET
                                      VALUE,     INVESTMENT       GAINS         FROM          NET                        VALUE,
                                     BEGINNING     INCOME      (LOSSES) ON   INVESTMENT    INVESTMENT       TOTAL        END OF
                                     OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES      INCOME     DISTRIBUTIONS    PERIOD
-------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000          $13.53        0.12          (1.54)        (1.42)       (0.12)         (0.12)       $11.99
Year Ended December 31, 2001(c)       $11.99        0.15          (1.61)        (1.46)       (0.15)         (0.15)       $10.38
Year Ended December 31, 2002          $10.38        0.12          (2.72)        (2.60)       (0.12)         (0.12)       $ 7.66
Year Ended December 31, 2003          $ 7.66        0.11           2.28          2.39        (0.11)         (0.11)       $ 9.94
Year Ended December 31, 2004          $ 9.94        0.14           1.59          1.73        (0.14)         (0.14)       $11.53

CLASS II SHARES
Period Ended December 31, 2003(d)     $ 7.47        0.08           2.47          2.55        (0.09)         (0.09)       $ 9.93
Year Ended December 31, 2004          $ 9.93        0.11           1.58          1.69        (0.12)         (0.12)       $11.50

CLASS IV SHARES
Period Ended December 31, 2003(e)     $ 7.76        0.09           2.18          2.27        (0.09)         (0.09)       $ 9.94
Year Ended December 31, 2004          $ 9.94        0.15           1.57          1.72        (0.14)         (0.14)       $11.52

                                                                    RATIOS/SUPPLEMENTAL DATA
                                                -----------------------------------------------------------------
                                                                                  RATIO OF           RATIO OF
                                                                                     NET             EXPENSES
                                                                 RATIO OF        INVESTMENT          (PRIOR TO
                                                 NET ASSETS     EXPENSES TO   INCOME (LOSS) TO    REIMBURSEMENTS)
                                      TOTAL      AT END OF      AVERAGE NET        AVERAGE          TO AVERAGE
                                     RETURN    PERIOD (000S)      ASSETS         NET ASSETS        NET ASSETS(A)
-----------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000         (10.62%)     $ 55,951         0.95%            0.96%              1.11%
Year Ended December 31, 2001(c)      (12.15%)     $ 52,848         0.95%            1.41%              1.09%
Year Ended December 31, 2002         (25.14%)     $ 39,424         1.11%            1.30%              1.11%
Year Ended December 31, 2003          31.43%      $ 62,517         0.99%            1.37%                  (h)
Year Ended December 31, 2004          17.50%      $112,202         0.94%            1.41%                  (h)

CLASS II SHARES
Period Ended December 31, 2003(d)     34.20%(f)   $  6,092         1.20%(g)         1.27%(g)           1.31%(g)
Year Ended December 31, 2004          17.08%      $ 34,312         1.20%            1.20%              1.28%

CLASS IV SHARES
Period Ended December 31, 2003(e)     29.38%(f)   $ 48,070         0.94%(g)         1.50%(g)               (h)
Year Ended December 31, 2004          17.42%      $ 55,683         0.91%            1.42%                  (h)

                                        RATIOS/SUPPLEMENTAL DATA
                                     -----------------------------
                                        RATIO OF
                                     NET INVESTMENT
                                      INCOME (LOSS)
                                        (PRIOR TO
                                     REIMBURSEMENTS)
                                       TO AVERAGE       PORTFOLIO
                                      NET ASSETS(A)    TURNOVER(B)
------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000              0.80%            72.32%
Year Ended December 31, 2001(c)           1.27%           127.03%
Year Ended December 31, 2002              1.30%           245.24%
Year Ended December 31, 2003                   (h)         71.31%
Year Ended December 31, 2004                   (h)         31.95%

CLASS II SHARES
Period Ended December 31, 2003(d)         1.16%(g)         71.31%
Year Ended December 31, 2004              1.11%            31.95%

CLASS IV SHARES
Period Ended December 31, 2003(e)              (h)         71.31%
Year Ended December 31, 2004                   (h)         31.95%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(e) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(f)   Not annualized.

(g)   Annualized.

(h)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

FEDERATED GVIT HIGH INCOME BOND FUND

                                                               INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                                                    ------------------------------------------    ----------------------
                                                                     NET REALIZED
                                                                         AND
                                         NET                          UNREALIZED
                                     ASSET VALUE,        NET            GAINS       TOTAL FROM       NET
                                     BEGINNING OF     INVESTMENT     (LOSSES) ON    INVESTMENT    INVESTMENT   RETURN OF
                                        PERIOD      INCOME (LOSS)    INVESTMENTS    ACTIVITIES      INCOME      CAPITAL
------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000            $9.52            0.89           (1.62)         (0.73)       (0.89)       (0.01)
Year Ended December 31, 2001(b)         $7.89            0.76           (0.45)          0.31        (0.76)          --
Year Ended December 31, 2002            $7.44            0.61           (0.38)          0.23        (0.61)          --
Year Ended December 31, 2003            $7.06            0.57            0.96           1.53        (0.57)          --
Year Ended December 31, 2004            $8.02            0.60            0.18           0.78        (0.60)          --

                                     DISTRIBUTIONS                                         RATIOS/SUPPLEMENTAL DATA
                                     -------------                            --------------------------------------------------
                                                                                                                    RATIO OF NET
                                                          NET                                          RATIO OF      INVESTMENT
                                                     ASSET VALUE,                                      EXPENSES    INCOME (LOSS)
                                         TOTAL          END OF       TOTAL        NET ASSETS AT       TO AVERAGE     TO AVERAGE
                                     DISTRIBUTIONS      PERIOD       RETURN   END OF PERIOD (000S)    NET ASSETS     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000             (0.90)          $7.89       (8.28%)        $ 78,631            0.95%          10.44%
Year Ended December 31, 2001(b)          (0.76)          $7.44        4.22%         $114,022            0.95%           9.96%
Year Ended December 31, 2002             (0.61)          $7.06        3.23%         $162,733            0.97%           8.82%
Year Ended December 31, 2003             (0.57)          $8.02       22.27%         $268,336            0.95%           7.74%
Year Ended December 31, 2004             (0.60)          $8.20       10.10%         $302,285            0.94%           7.46%


                                                 RATIOS/SUPPLEMENTAL DATA
                                     -------------------------------------------------
                                                            RATIO OF
                                        RATIO OF               NET
                                        EXPENSES           INVESTMENT
                                        (PRIOR TO         INCOME (LOSS)
                                     REIMBURSEMENTS)        (PRIOR TO
                                       TO AVERAGE      REIMBURSEMENTS) TO
                                       NET ASSETS          AVERAGE NET       PORTFOLIO
                                           (A)              ASSETS(A)        TURNOVER
 -------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000              1.12%               10.27%          18.12%
Year Ended December 31, 2001(b)           1.03%                9.88%          31.64%
Year Ended December 31, 2002              0.97%                8.82%          30.59%
Year Ended December 31, 2003               (c)                  (c)           41.30%
Year Ended December 31, 2004               (c)                  (c)           61.24%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(c)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GVIT EQUITY 500 INDEX FUND

                                                            INVESTMENT ACTIVITIES                  DISTRIBUTIONS
                                                 ------------------------------------------    ---------------------
                                                                  NET REALIZED
                                                                      AND
                                     NET ASSET                     UNREALIZED
                                      VALUE,          NET            GAINS       TOTAL FROM       NET          NET
                                     BEGINNING     INVESTMENT     (LOSSES) ON    INVESTMENT    INVESTMENT   REALIZED
                                     OF PERIOD   INCOME (LOSS)    INVESTMENTS    ACTIVITIES      INCOME       GAINS
--------------------------------------------------------------------------------------------------------------------
CLASS IV SHARES
Period Ended December 31, 2000(b)     $10.00          0.09           (0.73)         (0.64)          --           --
Year Ended December 31, 2001          $ 9.36          0.09           (1.22)         (1.13)       (0.09)       (0.02)
Year Ended December 31, 2002          $ 8.12          0.10           (1.89)         (1.79)       (0.09)          --
Year Ended December 31, 2003(c)       $ 6.24          0.11            1.63           1.74        (0.13)          --
Year Ended December 31, 2004          $ 7.85          0.14            0.68           0.82        (0.22)          --

                                     DISTRIBUTIONS                                         RATIOS/SUPPLEMENTAL DATA
                                     -------------                                ------------------------------------------
                                                                                                                RATIO OF NET
                                                                                                                 INVESTMENT
                                                                                                    RATIO OF       INCOME
                                                      NET ASSET                     NET ASSETS      EXPENSES      (LOSS) TO
                                         TOTAL       VALUE, END                     AT END OF      TO AVERAGE      AVERAGE
                                     DISTRIBUTIONS    OF PERIOD    TOTAL RETURN   PERIOD (000S)    NET ASSETS    NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
CLASS IV SHARES
Period Ended December 31, 2000(b)           --          $9.36         (6.40%)(d)     $366,338        0.28%(e)       0.99%(e)
Year Ended December 31, 2001             (0.11)         $8.12        (12.24%)        $324,915        0.28%          1.06%
Year Ended December 31, 2002             (0.09)         $6.24        (22.31%)        $235,961        0.28%          1.32%
Year Ended December 31, 2003(c)          (0.13)         $7.85         28.33%         $281,115        0.28%          1.51%
Year Ended December 31, 2004             (0.22)         $8.45         10.59%         $286,933        0.28%          1.74%

                                                RATIOS/SUPPLEMENTAL DATA
                                     ----------------------------------------------
                                                           RATIO OF
                                        RATIO OF        NET INVESTMENT
                                        EXPENSES        INCOME (LOSS)
                                        (PRIOR TO         (PRIOR TO
                                     REIMBURSEMENTS)   REIMBURSEMENTS)
                                       TO AVERAGE         TO AVERAGE      PORTFOLIO
                                      NET ASSETS(A)     NET ASSETS(A)     TURNOVER
-----------------------------------------------------------------------------------
CLASS IV SHARES
Period Ended December 31, 2000(b)         0.40%(e)          0.87%(e)        5.00%
Year Ended December 31, 2001              0.53%             0.81%           6.00%
Year Ended December 31, 2002              0.50%             1.10%          19.00%
Year Ended December 31, 2003(c)           0.47%             1.32%           2.41%
Year Ended December 31, 2004              0.43%             1.59%           3.10%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) For the period from February 7, 2000 (commencement of operations) through December 31, 2000.

(c) The GVIT Equity 500 Index Fund retained the history of Market Street Equity 500 Index Fund and the existing shares of the fund were designated Class IV Shares.

(d)   Not annualized.

(e)   Annualized.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

                                                          INVESTMENT ACTIVITIES                    DISTRIBUTIONS
                                                 ---------------------------------------    --------------------------
                                                               NET REALIZED
                                                                   AND
                                     NET ASSET                  UNREALIZED
                                      VALUE,         NET          GAINS       TOTAL FROM       NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON    INVESTMENT    INVESTMENT       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS    ACTIVITIES      INCOME     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000           $9.37        0.61          (0.10)         0.51         (0.60)         (0.60)
Year Ended December 31, 2001(b)        $9.28        0.54          (0.16)         0.38         (0.52)         (0.52)
Year Ended December 31, 2002           $9.14        0.42           0.22          0.64         (0.50)         (0.50)
Year Ended December 31, 2003           $9.28        0.36           0.74          1.10         (0.52)         (0.52)
Year Ended December 31, 2004           $9.86        0.42           0.21          0.63         (0.49)         (0.49)

                                                                                  RATIOS/SUPPLEMENTAL DATA
                                                                  --------------------------------------------------------
                                                                                            RATIO OF NET       RATIO OF
                                                                     NET                     INVESTMENT        EXPENSES
                                                                   ASSETS      RATIO OF        INCOME         (PRIOR TO
                                     NET ASSET                     AT END      EXPENSES          TO        REIMBURSEMENTS)
                                     VALUE, END                   OF PERIOD   TO AVERAGE      AVERAGE         TO AVERAGE
                                     OF PERIOD    TOTAL RETURN     (000S)     NET ASSETS     NET ASSETS     NET ASSETS(A)
--------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000           $ 9.28          5.65%      $132,227       0.90%         7.07%            1.09%
Year Ended December 31, 2001(b)        $ 9.14          4.19%      $177,324       0.90%         5.99%            1.04%
Year Ended December 31, 2002           $ 9.28          7.21%      $209,280       1.01%         4.61%            1.02%
Year Ended December 31, 2003           $ 9.86         12.12%      $226,525       1.01%         3.75%              (c)
Year Ended December 31, 2004           $10.00          6.53%      $238,502       1.01%         4.23%              (c)

                                       RATIOS/SUPPLEMENTAL DATA
                                     ---------------------------
                                        RATIO OF
                                     NET INVESTMENT
                                         INCOME
                                        (PRIOR TO
                                     REIMBURSEMENTS)
                                       TO AVERAGE      PORTFOLIO
                                      NET ASSETS(A)     TURNOVER
----------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000              6.88%         399.03%
Year Ended December 31, 2001(b)           5.85%         340.77%
Year Ended December 31, 2002              4.60%         385.94%
Year Ended December 31, 2003                (c)         296.62%
Year Ended December 31, 2004                (c)         212.84%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(c)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GVIT SMALL CAP VALUE FUND

                                                          INVESTMENT ACTIVITIES:                        DISTRIBUTIONS
                                                 ---------------------------------------    --------------------------------------
                                                                   NET
                                                               REALIZED AND
                                     NET ASSET       NET        UNREALIZED                                  NET
                                      VALUE,     INVESTMENT       GAINS       TOTAL FROM       NET       REALIZED
                                     BEGINNING     INCOME      (LOSSES) ON    INVESTMENT    INVESTMENT     GAINS         TOTAL
                                     OF PERIOD     (LOSS)      INVESTMENTS    ACTIVITIES      INCOME     (LOSSES)    DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000          $ 9.72        (0.02)         1.06           1.04          --         (2.06)        (2.06)
Year Ended December 31, 2001(c)       $ 8.70           --          2.44           2.44          --         (0.78)        (0.78)
Year Ended December 31, 2002          $10.36           --         (2.78)         (2.78)         --         (0.21)        (0.21)
Year Ended December 31, 2003          $ 7.37        (0.02)         4.21           4.19          --            --            --
Year Ended December 31, 2004          $11.56        (0.01)         2.01           2.00         (h)         (0.94)        (0.94)

CLASS II SHARES
Period Ended December 31, 2002(d)     $10.26           --         (2.68)         (2.68)         --         (0.21)        (0.21)
Year Ended December 31, 2003(e)       $ 7.37        (0.04)         4.20           4.16          --            --            --
Year Ended December 31, 2004          $11.53        (0.03)         1.99           1.96          --         (0.94)        (0.94)

CLASS III SHARES
Period Ended December 31, 2002(f)     $10.48           --         (2.89)         (2.89)         --         (0.21)        (0.21)
Year Ended December 31, 2003(e)       $ 7.38        (0.01)         4.20           4.19          --            --            --
Year Ended December 31, 2004          $11.57        (0.01)         2.02           2.01         (h)         (0.94)        (0.94)

CLASS IV SHARES
Period Ended December 31, 2003(g)     $ 7.49        (0.01)         4.08           4.07          --            --            --
Year Ended December 31, 2004          $11.56        (0.01)         2.01           2.00         (h)         (0.94)        (0.94)

                                                                                   RATIOS/SUPPLEMENTAL DATA:
                                                                 -------------------------------------------------------------
                                                                                                                   RATIO OF
                                                                                                RATIO OF NET       EXPENSES
                                                                                                 INVESTMENT       (PRIOR TO
                                     NET ASSET                                     RATIO OF        INCOME      REIMBURSEMENTS)
                                      VALUE,                     NET ASSETS AT   EXPENSES TO     (LOSS) TO        TO AVERAGE
                                      END OF                     END OF PERIOD     AVERAGE        AVERAGE            NET
                                      PERIOD     TOTAL RETURN       (000S)        NET ASSETS     NET ASSETS         ASSETS(A)
------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000          $ 8.70         11.20%        $280,110         1.05%          (0.31%)           1.20%
Year Ended December 31, 2001(c)       $10.36         28.28%        $697,860         1.05%           0.04%            1.15%
Year Ended December 31, 2002          $ 7.37        (27.16%)       $467,165         1.11%           0.01%            1.11%
Year Ended December 31, 2003          $11.56         56.85%        $715,099         1.11%          (0.18%)            (k)
Year Ended December 31, 2004          $12.62         17.30%        $754,412         1.11%          (0.09%)            (k)

CLASS II SHARES
Period Ended December 31, 2002(d)     $ 7.37        (26.46%)(i)    $  1,472         1.32%(j)        0.13%(j)          (k)
Year Ended December 31, 2003(e)       $11.53         56.45%        $ 18,446         1.36%          (0.41%)            (k)
Year Ended December 31, 2004          $12.55         17.00%        $ 41,804         1.36%          (0.30%)            (k)

CLASS III SHARES
Period Ended December 31, 2002(f)     $ 7.38        (27.88%)(i)    $     63         1.07%(j)        0.60%(j)          (k)
Year Ended December 31, 2003(e)       $11.57         56.78%        $  2,568         1.11%          (0.13%)            (k)
Year Ended December 31, 2004          $12.64         17.37%        $  2,029         1.11%          (0.09%)            (k)

CLASS IV SHARES
Period Ended December 31, 2003(g)     $11.56         54.34%(i)     $ 53,826         1.10%(j)       (0.18%)(j)         (k)
Year Ended December 31, 2004          $12.62         17.30%        $ 58,521         1.11%          (0.08%)            (k)

                                       RATIOS/SUPPLEMENTAL DATA:
                                     -----------------------------
                                        RATIO OF
                                           NET
                                       INVESTMENT
                                         INCOME
                                         (LOSS)
                                        (PRIOR TO
                                     REIMBURSEMENTS)
                                       TO AVERAGE
                                           NET          PORTFOLIO
                                        ASSETS(A)      TURNOVER(B)
------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000              (0.46%)         181.85%
Year Ended December 31, 2001(c)           (0.06%)         164.87%
Year Ended December 31, 2002               0.01%          127.77%
Year Ended December 31, 2003                (k)           126.29%
Year Ended December 31, 2004                (k)           132.11%

CLASS II SHARES
Period Ended December 31, 2002(d)           (k)           127.77%
Year Ended December 31, 2003(e)             (k)           126.29%
Year Ended December 31, 2004                (k)           132.11%

CLASS III SHARES
Period Ended December 31, 2002(f)           (k)           127.77%
Year Ended December 31, 2003(e)             (k)           126.29%
Year Ended December 31, 2004                (k)           132.11%

CLASS IV SHARES
Period Ended December 31, 2003(g)           (k)           126.29%
Year Ended December 31, 2004                (k)           132.11%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.

(e) Net investment income (loss) is based on average shares outstanding during the period.

(f) For the period from May 3, 2002 (commencement of operations) through December 31, 2002.

(g) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(h)   The amount is less than $0.005.

(i)   Not annualized.

(j)   Annualized.

(k)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

 GVIT SMALL CAP GROWTH FUND

                                                          INVESTMENT ACTIVITIES                    DISTRIBUTIONS
                                                 --------------------------------------    ----------------------------
                                                                   NET
                                                                REALIZED
                                                                   AND
                                        NET                    UNREALIZED                                                   NET
                                       ASSET         NET          GAINS         TOTAL                                      ASSET
                                      VALUE,     INVESTMENT     (LOSSES)        FROM       NET REALIZED                    VALUE,
                                     BEGINNING     INCOME          ON        INVESTMENT       GAINS           TOTAL        END OF
                                     OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES      (LOSSES)     DISTRIBUTIONS    PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000          $19.69        (0.02)        (3.10)        (3.12)        (0.33)          (0.33)       $16.24
Year Ended December 31, 2001(c)       $16.24        (0.07)        (1.69)        (1.76)           --              --        $14.48
Year Ended December 31, 2002          $14.48        (0.11)        (4.71)        (4.82)           --              --        $ 9.66
Year Ended December 31, 2003          $ 9.66        (0.11)         3.42          3.31            --              --        $12.97
Year Ended December 31, 2004          $12.97        (0.12)         1.86          1.74            --              --        $14.71

CLASS II SHARES
Period Ended December 31, 2002(d)     $13.59        (0.04)        (3.92)        (3.96)           --              --        $ 9.63
Year Ended December 31, 2003          $ 9.63        (0.09)         3.37          3.28            --              --        $12.91
Year Ended December 31, 2004          $12.91        (0.12)         1.82          1.70            --              --        $14.61

CLASS III SHARES
Period Ended December 31, 2002(e)     $10.95        (0.04)        (1.29)        (1.33)           --              --        $ 9.62
Year Ended December 31, 2003          $ 9.62        (0.05)         3.33          3.28            --              --        $12.90
Year Ended December 31, 2004          $12.90        (0.14)         1.87          1.73            --              --        $14.63

                                                                        RATIOS/SUPPLEMENTAL DATA
                                                     ---------------------------------------------------------------
                                                                                        RATIO OF
                                                                                           NET          RATIO OF
                                                                                       INVESTMENT       EXPENSES
                                                                            RATIO OF     INCOME         (PRIOR TO
                                                                            EXPENSES     (LOSS)      REIMBURSEMENTS)
                                                                               TO          TO              TO
                                                                            AVERAGE      AVERAGE         AVERAGE
                                                    NET ASSETS AT END OF      NET          NET             NET
                                     TOTAL RETURN       PERIOD (000S)        ASSETS      ASSETS         ASSETS(A)
--------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000            (16.17%)          $ 93,891            1.30%       (0.22%)         1.60%
Year Ended December 31, 2001(c)         (10.84%)          $143,982            1.30%       (0.65%)         1.43%
Year Ended December 31, 2002            (33.29%)          $100,308            1.35%       (1.03%)         1.35%
Year Ended December 31, 2003             34.27%           $156,978            1.34%       (1.03%)           (h)
Year Ended December 31, 2004             13.42%           $156,535            1.21%       (0.90%)           (h)

CLASS II SHARES
Period Ended December 31, 2002(d)       (29.14%)(f)       $  1,652            1.63%(g)    (1.33%)(g)        (h)
Year Ended December 31, 2003             34.06%           $  8,842            1.59%       (1.29%)           (h)
Year Ended December 31, 2004             13.17%           $ 15,917            1.47%       (1.16%)           (h)

CLASS III SHARES
Period Ended December 31, 2002(e)       (12.15%)(f)       $     17            1.27%(g)    (0.94%)(g)        (h)
Year Ended December 31, 2003             34.10%           $    978            1.34%       (1.04%)           (h)
Year Ended December 31, 2004             13.41%           $    996            1.21%       (0.91%)           (h)

                                        RATIOS/SUPPLEMENTAL DATA
                                     -----------------------------
                                        RATIO OF
                                           NET
                                       INVESTMENT
                                         INCOME
                                         (LOSS)
                                        (PRIOR TO
                                     REIMBURSEMENTS)
                                           TO
                                         AVERAGE
                                           NET          PORTFOLIO
                                        ASSETS(A)      TURNOVER(B)
------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000              (0.52%)         182.48%
Year Ended December 31, 2001(c)           (0.78%)         124.61%
Year Ended December 31, 2002              (1.03%)         165.97%
Year Ended December 31, 2003                 (h)          121.69%
Year Ended December 31, 2004                 (h)          112.22%

CLASS II SHARES
Period Ended December 31, 2002(d)            (h)          165.97%
Year Ended December 31, 2003                 (h)          121.69%
Year Ended December 31, 2004                 (h)          112.22%

CLASS III SHARES
Period Ended December 31, 2002(e)            (h)          165.97%
Year Ended December 31, 2003                 (h)          121.69%
Year Ended December 31, 2004                 (h)          112.22%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d) For the period from March 7, 2002 (commencement of operations) through December 31, 2002.

(e) For the period from July 5, 2002 (commencement of operations) through December 31, 2002.

(f)   Not annualized.

(g)   Annualized.

(h)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT WORLDWIDE LEADERS FUND

                                                            INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                                 ------------------------------------------    ----------------------------------
                                                                  NET REALIZED
                                                                      AND
                                     NET ASSET                     UNREALIZED                                  NET
                                      VALUE,          NET            GAINS       TOTAL FROM       NET       REALIZED       TAX
                                     BEGINNING     INVESTMENT     (LOSSES) ON    INVESTMENT    INVESTMENT     GAINS     RETURN OF
                                     OF PERIOD   INCOME (LOSS)    INVESTMENTS    ACTIVITIES      INCOME     (LOSSES)     CAPITAL
---------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000          $13.89          0.13           (1.81)         (1.68)       (0.11)       (0.44)      (0.01)
Year Ended December 31, 2001(c)       $11.65          0.07           (2.26)         (2.19)       (0.18)          --          --
Year Ended December 31, 2002          $ 9.28         (0.04)          (2.29)         (2.33)       (0.08)          --       (0.02)
Year Ended December 31, 2003          $ 6.85          0.01            2.46           2.47           --           --          --
Year Ended December 31, 2004          $ 9.32          0.09            1.37           1.46           --           --          --

CLASS III SHARES
Period Ended December 31, 2003(d)     $ 6.89         (0.01)           2.44           2.43           --           --          --
Year Ended December 31, 2004          $ 9.32          0.09            1.37           1.46           --           --          --

                                     DISTRIBUTIONS                                       RATIOS/SUPPLEMENTAL DATA
                                     -------------                                --------------------------------------
                                                                                                            RATIO OF NET
                                                                                     NET                     INVESTMENT
                                                                                    ASSETS      RATIO OF       INCOME
                                                      NET ASSET                     AT END      EXPENSES      (LOSS) TO
                                         TOTAL       VALUE, END                   OF PERIOD    TO AVERAGE      AVERAGE
                                     DISTRIBUTIONS    OF PERIOD    TOTAL RETURN     (000S)     NET ASSETS    NET ASSETS
------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000             (0.56)        $11.65        (12.32%)      $81,359       1.20%          1.01%
Year Ended December 31, 2001(c)          (0.18)        $ 9.28        (18.81%)      $70,469       1.20%          0.66%
Year Ended December 31, 2002             (0.10)        $ 6.85        (25.39%)      $26,467       1.32%          0.29%
Year Ended December 31, 2003                --         $ 9.32         36.06%       $27,624       1.32%          0.30%
Year Ended December 31, 2004                --         $10.78         15.67%       $28,776       1.25%          0.95%

CLASS III SHARES
Period Ended December 31, 2003(d)           --         $ 9.32         35.27%(e)    $ 5,853       1.35%(f)      (0.31%)(f)
Year Ended December 31, 2004                --         $10.78         15.67%       $ 7,376       1.25%          0.94%

                                                 RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
                                                           RATIO OF
                                        RATIO OF        NET INVESTMENT
                                        EXPENSES        INCOME (LOSS)
                                        (PRIOR TO         (PRIOR TO
                                     REIMBURSEMENTS)   REIMBURSEMENTS)
                                       TO AVERAGE         TO AVERAGE       PORTFOLIO
                                      NET ASSETS(A)     NET ASSETS(A)     TURNOVER(B)
-------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000              1.42%              0.79%          184.98%
Year Ended December 31, 2001(c)           1.30%              0.56%          128.06%
Year Ended December 31, 2002              1.32%              0.29%          529.97%
Year Ended December 31, 2003               (g)                (g)           603.34%
Year Ended December 31, 2004               (g)                (g)           452.01%

CLASS III SHARES
Period Ended December 31, 2003(d)          (g)                (g)           603.34%
Year Ended December 31, 2004               (g)                (g)           452.01%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distingguishing amoung the classes of shares.

(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d) For the period May 2, 2003 (commencement of operations) through December 31, 2003.

(e)   Not annualized.

(f)   Annualized.

(g)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

DREYFUS GVIT MID CAP INDEX FUND

                                                               INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                                                    ------------------------------------------    --------------------------
                                                                     NET REALIZED
                                                                         AND
                                         NET                          UNREALIZED
                                     ASSET VALUE,        NET            GAINS       TOTAL FROM       NET            NET
                                     BEGINNING OF     INVESTMENT     (LOSSES) ON    INVESTMENT    INVESTMENT      REALIZED
                                        PERIOD      INCOME (LOSS)    INVESTMENTS    ACTIVITIES      INCOME     GAINS(LOSSES)
----------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000            $12.32           0.07            1.79           1.86        (0.09)         (0.54)
Year Ended December 31, 2001(c)         $13.55           0.07           (0.25)         (0.18)       (0.07)         (0.13)
Year Ended December 31, 2002            $13.17           0.04           (2.05)         (2.01)       (0.04)         (0.10)
Year Ended December 31, 2003            $11.02           0.06            3.75           3.81        (0.06)           (e)
Year Ended December 31, 2004            $14.77           0.09            2.23           2.32        (0.08)         (0.40)

CLASS II SHARES
Period Ended December 31, 2002(d)       $13.64           0.02           (2.53)          2.51        (0.03)         (0.10)
Year Ended December 31, 2003            $11.00           0.03            3.74           3.77        (0.04)           (e)
Year Ended December 31, 2004            $14.73           0.07            2.22           2.29        (0.06)         (0.40)

                                     DISTRIBUTIONS                                          RATIOS/SUPPLEMENTAL DATA
                                     -------------                             --------------------------------------------------
                                                                                                                     RATIO OF NET
                                                          NET                                           RATIO OF      INVESTMENT
                                                     ASSET VALUE,                                       EXPENSES    INCOME (LOSS)
                                         TOTAL          END OF        TOTAL        NET ASSETS AT       TO AVERAGE     TO AVERAGE
                                     DISTRIBUTIONS      PERIOD       RETURN    END OF PERIOD (000S)    NET ASSETS     NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000             (0.63)         $13.55        15.21%         $145,350            0.65%          0.68%
Year Ended December 31, 2001(c)          (0.20)         $13.17        (1.30%)        $257,623            0.65%          0.53%
Year Ended December 31, 2002             (0.14)         $11.02       (15.30%)        $285,970            0.74%          0.37%
Year Ended December 31, 2003             (0.06)         $14.77        34.65%         $432,589            0.74%          0.49%
Year Ended December 31, 2004             (0.48)         $16.61        15.73%         $532,474            0.60%          0.62%

CLASS II SHARES
Period Ended December 31, 2002(d)        (0.13)         $11.00       (18.44%)(f)     $  1,232            0.96%(g)       0.25%(g)
Year Ended December 31, 2003             (0.04)         $14.73        34.30%         $  8,049            0.98%          0.27%
Year Ended December 31, 2004             (0.46)         $16.56        15.50%         $ 15,367            0.78%          0.45%

                                                  RATIOS/SUPPLEMENTAL DATA
                                     ---------------------------------------------------
                                                            RATIO OF
                                        RATIO OF               NET
                                        EXPENSES           INVESTMENT
                                        (PRIOR TO         INCOME (LOSS)
                                     REIMBURSEMENTS)        (PRIOR TO
                                       TO AVERAGE      REIMBURSEMENTS) TO
                                       NET ASSETS          AVERAGE NET        PORTFOLIO
                                           (A)              ASSETS(A)        TURNOVER(B)
----------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000              0.90%               0.43%            83.45%
Year Ended December 31, 2001(c)           0.78%               0.40%            28.43%
Year Ended December 31, 2002              0.75%               0.36%            27.32%
Year Ended December 31, 2003               (h)                 (h)             11.58%
Year Ended December 31, 2004               (h)                 (h)             15.90%

CLASS II SHARES
Period Ended December 31, 2002(d)          (h)                 (h)             27.32%
Year Ended December 31, 2003               (h)                 (h)             11.58%
Year Ended December 31, 2004               (h)                 (h)             15.90%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.

(e)   The amount is less than $0.005.

(f)   Not annualized.

(g)   Annualized.

(h)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

                                                            INVESTMENT ACTIVITIES                  DISTRIBUTIONS
                                                 ------------------------------------------    --------------------
                                                                  NET REALIZED
                                                                      AND
                                     NET ASSET                     UNREALIZED
                                      VALUE,          NET            GAINS       TOTAL FROM      NET
                                     BEGINNING     INVESTMENT     (LOSSES) ON    INVESTMENT    REALIZED   RETURN OF
                                     OF PERIOD   INCOME (LOSS)    INVESTMENTS    ACTIVITIES     GAINS      CAPITAL
-------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2000(c)     $10.00         (0.01)          (2.48)         (2.49)       (0.16)        --
Year Ended December 31, 2001(d)       $ 7.35         (0.03)          (3.11)         (3.14)          --         --
Year Ended December 31, 2002          $ 4.21         (0.03)          (1.77)         (1.80)          --      (0.02)
Year Ended December 31, 2003          $ 2.39         (0.03)           1.35           1.32           --         --
Year Ended December 31, 2004          $ 3.71         (0.02)           0.18           0.16           --         --

CLASS II SHARES
Period Ended December 31, 2003(e)     $ 2.45         (0.01)           1.28           1.27           --         --
Year Ended December 31, 2004          $ 3.72         (0.05)           0.20           0.15           --         --

CLASS III SHARES
Period Ended December 31, 2002(f)     $ 3.29         (0.01)          (0.85)         (0.86)          --      (0.02)
Year Ended December 31, 2003          $ 2.41         (0.02)           1.35           1.33           --         --
Year Ended December 31, 2004          $ 3.74         (0.04)           0.20           0.16           --         --

CLASS VI SHARES
Period Ended December 31, 2004(j)     $ 3.59         (0.01)           0.29           0.28           --         --

                                     DISTRIBUTIONS                                       RATIOS/SUPPLEMENTAL DATA
                                     -------------                                --------------------------------------
                                                                                                            RATIO OF NET
                                                                                     NET                     INVESTMENT
                                                                                    ASSETS      RATIO OF       INCOME
                                                      NET ASSET                     AT END      EXPENSES      (LOSS) TO
                                         TOTAL       VALUE, END                   OF PERIOD    TO AVERAGE      AVERAGE
                                     DISTRIBUTIONS    OF PERIOD    TOTAL RETURN     (000S)     NET ASSETS    NET ASSETS
------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2000(c)        (0.16)         $7.35        (24.96%)(g)   $12,127        1.35%(h)     (0.44%)(h)
Year Ended December 31, 2001(d)             --          $4.21        (42.72%)      $15,585        1.35%        (0.88%)
Year Ended December 31, 2002             (0.02)         $2.39        (42.78%)      $ 7,791        1.34%        (0.65%)
Year Ended December 31, 2003                --          $3.71         55.23%       $15,960        1.24%        (0.94%)
Year Ended December 31, 2004                --          $3.87          4.31%       $20,144        1.30%        (0.69%)

CLASS II SHARES
Period Ended December 31, 2003(e)           --          $3.72         51.84%(g)    $ 2,128        1.49%(h)     (1.27%)(h)
Year Ended December 31, 2004                --          $3.87          4.03%       $ 2,409        1.53%        (0.98%)

CLASS III SHARES
Period Ended December 31, 2002(f)        (0.02)         $2.41        (26.14%)(g)   $ 5,822        1.37%(h)     (3.49%)(h)
Year Ended December 31, 2003                --          $3.74         55.19%       $33,398        1.25%        (1.00%)
Year Ended December 31, 2004                --          $3.90          4.28%       $22,656        1.28%        (0.73%)

CLASS VI SHARES
Period Ended December 31, 2004(j)           --          $3.87          7.80%(g)    $ 2,693        1.46%(h)     (0.44%)(h)

                                                 RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
                                                           RATIO OF
                                        RATIO OF        NET INVESTMENT
                                        EXPENSES        INCOME (LOSS)
                                        (PRIOR TO         (PRIOR TO
                                     REIMBURSEMENTS)   REIMBURSEMENTS)
                                       TO AVERAGE         TO AVERAGE       PORTFOLIO
                                      NET ASSETS(A)     NET ASSETS(A)     TURNOVER(B)
 ------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2000(c)         2.57%(h)          (1.66%)(h)      305.36%
Year Ended December 31, 2001(d)           2.02%             (1.55%)         894.05%
Year Ended December 31, 2002              1.39%             (0.70%)         879.28%
Year Ended December 31, 2003               (i)                (i)          1045.37%
Year Ended December 31, 2004               (i)                (i)           728.29%

CLASS II SHARES
Period Ended December 31, 2003(e)          (i)                (i)          1045.37%
Year Ended December 31, 2004               (i)                (i)           728.29%

CLASS III SHARES
Period Ended December 31, 2002(f)         1.79%             (3.91%)         879.28%
Year Ended December 31, 2003               (i)                (i)          1045.37%
Year Ended December 31, 2004               (i)                (i)           728.29%

CLASS VI SHARES
Period Ended December 31, 2004(j)          (i)                (i)           728.29%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.

(d) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(e) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(f) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.

(g)   Not annualized.

(h)   Annualized.

(i)   There were no fee reductions during the period.

(j) For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

                                                                      INVESTMENT ACTIVITIES
                                                     --------------------------------------------------------
                                      NET ASSET                                   NET REALIZED
                                        VALUE,           NET                     AND UNREALIZED    TOTAL FROM       NET
                                     BEGINNING OF    INVESTMENT     REDEMPTION   GAINS (LOSSES)    INVESTMENT   INVESTMENT
                                        PERIOD      INCOME (LOSS)      FEES      ON INVESTMENTS    ACTIVITIES     INCOME
--------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2000(c)       $10.00             --            --           (0.17)         (0.17)           --
Period Ended December 27, 2001(d)(e)    $ 9.83          (0.03)           --            0.39           0.36         (0.02)
Period Ended December 31, 2002(f)       $ 9.51          (0.02)         0.01           (1.31)         (1.32)           --
Year Ended December 31, 2003            $ 8.19          (0.02)         0.01            3.01           3.00            --
Year Ended December 31, 2004            $ 9.96          (0.03)         0.01            0.80           0.78            --

CLASS II SHARES
Period Ended December 31, 2003(g)       $ 8.72          (0.01)         0.01            2.46           2.46            --
Year Ended December 31, 2004            $ 9.95          (0.06)         0.01            0.80           0.75            --

CLASS III SHARES
Period Ended December 31, 2001(e)       $10.17             --            --           (0.03)         (0.03)           --
Year Ended December 31, 2002            $10.14          (0.03)         0.01           (1.92)         (1.94)           --
Year Ended December 31, 2003            $ 8.20          (0.03)         0.01            3.03           3.01            --
Year Ended December 31, 2004            $ 9.98          (0.03)         0.01            0.80           0.78            --

CLASS VI SHARES
Period Ended December 31, 2004(k)       $10.70          (0.02)         0.01            0.02           0.01            --

                                           DISTRIBUTIONS                                      RATIOS/SUPPLEMENTAL DATA
                                     ------------------------                                -------------------------
                                                                 NET ASSET                                   RATIO OF
                                       NET                        VALUE,                      NET ASSETS     EXPENSES
                                     REALIZED       TOTAL         END OF                      AT END OF     TO AVERAGE
                                      GAINS     DISTRIBUTIONS     PERIOD     TOTAL RETURN    PERIOD (000S)  NET ASSETS
----------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2000(c)        --            --         $ 9.83         (1.70%)(h)    $ 2,458         1.00%(i)
Period Ended December 27, 2001(d)(e)     --         (0.02)        $10.17          3.67%(h)     $ 2,549         1.24%(i)
Period Ended December 31, 2002(f)        --            --         $ 8.19        (13.88%)(h)    $   370         1.22%(i)
Year Ended December 31, 2003          (1.23)        (1.23)        $ 9.96         36.69%        $ 4,434         1.24%
Year Ended December 31, 2004          (0.05)        (0.05)        $10.69          7.86%        $ 7,910         1.26%

CLASS II SHARES
Period Ended December 31, 2003(g)     (1.23)        (1.23)        $ 9.95         28.27%(h)     $ 2,232         1.49%(i)
Year Ended December 31, 2004          (0.05)        (0.05)        $10.65          7.56%        $ 3,208         1.50%

CLASS III SHARES
Period Ended December 31, 2001(e)        --            --         $10.14         (0.30%)(h)    $ 2,540         1.35%(i)
Year Ended December 31, 2002             --            --         $ 8.20         19.13%        $11,652         1.23%
Year Ended December 31, 2003          (1.23)        (1.23)        $ 9.98         36.77%        $27,026         1.22%
Year Ended December 31, 2004          (0.05)        (0.05)        $10.71          7.84%        $39,723         1.26%

CLASS VI SHARES
Period Ended December 31, 2004(k)        --            --         $10.71          0.09%(h)     $ 4,981         1.35%(i)

                                                         RATIOS/SUPPLEMENTAL DATA
                                     ----------------------------------------------------------------
                                                                           RATIO OF
                                       RATIO OF          RATIO OF       NET INVESTMENT
                                          NET            EXPENSES        INCOME (LOSS)
                                      INVESTMENT        (PRIOR TO          (PRIOR TO
                                     INCOME (LOSS)   REIMBURSEMENTS)    REIMBURSEMENTS)
                                      TO AVERAGE        TO AVERAGE        TO AVERAGE       PORTFOLIO
                                      NET ASSETS      NET ASSETS(A)      NET ASSETS(A)    TURNOVER(B)
-----------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2000(c)       (1.00%)(i)        28.69%(i)         (28.69%)(i)       0.00%
Period Ended December 27, 2001(d)(e)    (0.32%)(i)         5.51%(i)          (4.59%)(i)     892.96%
Period Ended December 31, 2002(f)       (0.25%)(i)          (j)                 (j)         764.93%
Year Ended December 31, 2003            (0.36%)             (j)                 (j)         542.89%
Year Ended December 31, 2004            (0.28%)(j)          (j)                 (j)         424.94%

CLASS II SHARES
Period Ended December 31, 2003(g)       (0.59%)(i)          (j)                 (j)         542.89%
Year Ended December 31, 2004            (0.54%)             (j)                 (j)         424.94%

CLASS III SHARES
Period Ended December 31, 2001(e)       (1.13%)(i)         1.35%(i)          (1.13%)(i)     892.96%
Year Ended December 31, 2002            (0.37%)            1.24%             (0.38%)        764.93%
Year Ended December 31, 2003            (0.39%)             (j)                 (j)         542.89%
Year Ended December 31, 2004            (0.29%)             (j)                 (j)         424.94%

CLASS VI SHARES
Period Ended December 31, 2004(k)       (0.36%)(i)          (j)                 (j)         424.94%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

(d) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(e) Class I shares were exchanged into Class III shares effective December 28, 2001.

(f) For the period from May 6, 2002 (recommencement of sales to the public) through December 31, 2002.

(g) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(h)   Not annualized.

(i)   Annualized.

(j)   There were no fee reductions during the period.

(k) For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT NATIONWIDE LEADERS FUND

                                                                      INVESTMENT ACTIVITIES
                                                     -------------------------------------------------------   ----------
                                                                                  NET REALIZED
                                                                                       AND
                                         NET                                       UNREALIZED
                                     ASSET VALUE,        NET                          GAINS       TOTAL FROM       NET
                                      BEGINNING       INVESTMENT     REDEMPTION    (LOSSES) ON    INVESTMENT   INVESTMENT
                                      OF PERIOD     INCOME (LOSS)       FEES       INVESTMENTS    ACTIVITIES     INCOME
-------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2002(c)       $11.20           0.03           0.02          (1.75)        (1.70)        (0.06)
Year Ended December 31, 2003            $ 9.44           0.01           0.01           2.37          2.39         (0.02)
Year Ended December 31, 2004            $11.81           0.06           0.01           2.15          2.22         (0.05)

CLASS III SHARES
Period Ended December 31, 2001(d)       $10.00             --             --           0.08          0.08            --
Year Ended December 31, 2002            $10.08           0.04           0.02          (0.64)        (0.58)        (0.06)
Year Ended December 31, 2003            $ 9.44           0.01           0.01           2.39          2.41         (0.02)
Year Ended December 31, 2004            $11.83           0.06           0.01           2.15          2.22         (0.05)

                                             DISTRIBUTIONS                                        RATIOS/SUPPLEMENTAL DATA
                                     ----------------------------                                --------------------------
                                                                     NET ASSET                                    RATIO OF
                                                                      VALUE,                     NET ASSETS AT    EXPENSES
                                     NET REALIZED       TOTAL         END OF                        END OF       TO AVERAGE
                                        GAINS       DISTRIBUTIONS     PERIOD     TOTAL RETURN    PERIOD (000S)   NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2002(c)          --           (0.06)        $ 9.44        (15.17%)(e)     $  247          1.12%(f)
Year Ended December 31, 2003               --           (0.02)        $11.81         25.38%         $  530          1.14%
Year Ended December 31, 2004            (0.20)          (0.25)        $13.78         18.79%         $  927          1.19%

CLASS III SHARES
Period Ended December 31, 2001(d)          --              --         $10.08          0.80%(e)      $1,008          1.25%(f)
Year Ended December 31, 2002               --           (0.06)        $ 9.44         (5.78%)        $8,463          1.15%
Year Ended December 31, 2003               --           (0.02)        $11.83         25.59%         $8,801          1.13%
Year Ended December 31, 2004            (0.20)          (0.25)        $13.80         18.77%         $9,617          1.17%

                                                        RATIOS/SUPPLEMENTAL DATA
                                     --------------------------------------------------------------
                                                                           RATIO OF
                                                         RATIO OF             NET
                                                         EXPENSES         INVESTMENT
                                     RATIO OF NET       (PRIOR TO        INCOME (LOSS)
                                      INVESTMENT     REIMBURSEMENTS)       (PRIOR TO
                                     INCOME (LOSS)      TO AVERAGE      REIMBURSEMENTS)   PORTFOLIO
                                      TO AVERAGE        NET ASSETS      TO AVERAGE NET     TURNOVER
                                      NET ASSETS           (A)             ASSETS(A)         (B)
---------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2002(c)         1.03%(f)          (g)                (g)          105.28%
Year Ended December 31, 2003              0.05%             (g)                (g)          244.94%
Year Ended December 31, 2004              0.55%             (g)                (g)          259.37

CLASS III SHARES
Period Ended December 31, 2001(d)        (0.16%)(f)       20.55%(f)         (19.46%)(f)       0.00%
Year Ended December 31, 2002              0.80%            1.16%              0.79%         105.28%
Year Ended December 31, 2003              0.16%             (g)                (g)          244.94%
Year Ended December 31, 2004              0.48%             (g)                (g)          259.37%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c) For the period from May 9, 2002 (recommencement of operations) through December 31, 2002.

(d) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 31, 2001. On the effective date, the net asset value was $10.08 per

(e)   Not annualized.

(f)   Annualized.

(g)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT EMERGING MARKETS FUND

                                                                   INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                  -------------------------------------------------------    ---------------------
                                                                               NET REALIZED
                                                                                    AND
                                     NET ASSET                                  UNREALIZED
                                      VALUE,          NET                          GAINS       TOTAL FROM       NET         NET
                                     BEGINNING     INVESTMENT     REDEMPTION    (LOSSES) ON    INVESTMENT   INVESTMENT    REALIZED
                                     OF PERIOD   INCOME (LOSS)       FEES       INVESTMENTS    ACTIVITIES     INCOME       GAINS
----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2000(c)     $10.00            --             --          (2.48)        (2.48)        (0.01)         --
Year Ended December 31, 2001(d)       $ 7.51          0.06             --          (0.45)        (0.39)        (0.04)         --
Year Ended December 31, 2002          $ 7.08          0.05           0.01          (1.14)        (1.08)        (0.01)         --
Year Ended December 31, 2003          $ 5.99          0.09           0.01           3.80          3.90         (0.05)         --
Year Ended December 31, 2004          $ 9.84          0.13           0.01           1.89          2.03         (0.11)      (0.93)

CLASS II SHARES
Period Ended December 31, 2002(e)     $ 7.71          0.01           0.01          (1.73)        (1.71)        (0.01)
Year Ended December 31, 2003          $ 5.99          0.04           0.01           3.81          3.86         (0.03)         --
Year Ended December 31, 2004          $ 9.82          0.11           0.01           1.87          1.99         (0.09)      (0.93)

CLASS III SHARES
Period Ended December 31, 2002(f)     $ 7.90          0.01           0.01          (1.91)        (1.89)        (0.02)         --
Year Ended December 31, 2003          $ 5.99          0.06           0.01           3.82          3.89         (0.04)         --
Year Ended December 31, 2004          $ 9.84          0.12           0.01           1.90          2.03         (0.11)      (0.93)

CLASS VI SHARES
Period Ended December 31, 2004(j)     $10.11          0.05           0.01           1.62          1.68         (0.10)      (0.86)

                                     DISTRIBUTIONS                                       RATIOS/SUPPLEMENTAL DATA
                                     -------------                                --------------------------------------
                                                                                                            RATIO OF NET
                                                                                     NET                     INVESTMENT
                                                                                    ASSETS      RATIO OF       INCOME
                                                      NET ASSET                     AT END      EXPENSES      (LOSS) TO
                                         TOTAL       VALUE, END                   OF PERIOD    TO AVERAGE      AVERAGE
                                     DISTRIBUTIONS    OF PERIOD    TOTAL RETURN     (000S)     NET ASSETS    NET ASSETS
------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2000(c)        (0.01)        $ 7.51        (24.83%)(g)   $ 3,991        1.75%(h)     (0.21%)(h)
Year Ended December 31, 2001(d)          (0.04)        $ 7.08         (5.18%)      $15,974        1.70%         0.57%
Year Ended December 31, 2002             (0.01)        $ 5.99        (15.23%)      $10,005        1.43%         0.63%
Year Ended December 31, 2003             (0.05)        $ 9.84         65.26%       $16,993        1.39%         1.17%
Year Ended December 31, 2004             (1.04)        $10.83         20.74%       $20,280        1.47%         1.08%

CLASS II SHARES
Period Ended December 31, 2002(e)        (0.01)        $ 5.99        (22.23%)(g)   $   454        1.71%(h)      0.44%(h)
Year Ended December 31, 2003             (0.03)        $ 9.82         64.66%       $ 6,360        1.66%         0.35%
Year Ended December 31, 2004             (1.02)        $10.79         20.44%       $ 8,178        1.72%         0.87%

CLASS III SHARES
Period Ended December 31, 2002(f)        (0.02)        $ 5.99        (23.99%)(g)   $11,435        1.39%(h)      0.61%(h)
Year Ended December 31, 2003             (0.04)        $ 9.84         65.22%       $46,902        1.42%         0.89%
Year Ended December 31, 2004             (1.04)        $10.83         20.76%       $66,844        1.48%         1.08%

CLASS VI SHARES
Period Ended December 31, 2004(j)        (0.96)        $10.83         16.70%(g)    $ 8,862        1.68%(h)      0.97%(h)

                                                 RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
                                        RATIO OF        NET INVESTMENT
                                        EXPENSES        INCOME (LOSS)
                                        (PRIOR TO         (PRIOR TO
                                     REIMBURSEMENTS)   REIMBURSEMENTS)
                                       TO AVERAGE         TO AVERAGE       PORTFOLIO
                                      NET ASSETS(A)         NET(A)        TURNOVER(B)
-------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2000(c)         4.09%(h)          (2.55%)(h)       43.33%
Year Ended December 31, 2001(d)           2.39%             (0.12%)         140.18%
Year Ended December 31, 2002               (i)                (i)           219.84%
Year Ended December 31, 2003               (i)                (i)           133.49%
Year Ended December 31, 2004               (i)                (i)           151.18%

CLASS II SHARES
Period Ended December 31, 2002(e)          (i)                (i)           219.84%
Year Ended December 31, 2003               (i)                (i)           133.49%
Year Ended December 31, 2004               (i)                (i)           151.18%

CLASS III SHARES
Period Ended December 31, 2002(f)          (i)                (i)           219.84%
Year Ended December 31, 2003               (i)                (i)           133.49%
Year Ended December 31, 2004               (i)                (i)           151.18%

CLASS VI SHARES
Period Ended December 31, 2004(j)          (i)                (i)           151.18%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.

(d) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(e) For the period from March 4, 2002 (commencement of operations) through December 31, 2002.

(f) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.

(g)   Not annualized.

(h)   Annualized.

(i)   There were no fee reductions during the period.

(j) For the period from April 28, 2004 (commencement of operations) December 31, 2004.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT INTERNATIONAL GROWTH FUND

                                                                 INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                  ---------------------------------------------------    --------------------------
                                                                                NET
                                                                              REALIZED
                                                                                AND
                                        NET                                  UNREALIZED
                                       ASSET         NET                       GAINS         TOTAL
                                      VALUE,     INVESTMENT                   (LOSSES)        FROM          NET
                                     BEGINNING     INCOME      REDEMPTION        ON        INVESTMENT   INVESTMENT        TOTAL
                                     OF PERIOD     (LOSS)         FEES      INVESTMENTS    ACTIVITIES     INCOME      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2000(c)     $10.00        (0.01)          --         (1.37)        (1.38)           --             --
Year Ended December 31, 2001(d)       $ 8.62         0.01           --         (2.47)        (2.46)        (0.02)         (0.02)
Year Ended December 31, 2002          $ 6.14         0.01         0.01         (1.50)        (1.48)           --             --
Year Ended December 31, 2003          $ 4.66         0.07           --          1.59          1.66            --             --
Year Ended December 31, 2004          $ 6.32         0.07           --          0.83          0.90         (0.06)         (0.06)

CLASS III SHARES
Period Ended December 31, 2002(e)     $ 5.95        (0.01)        0.01         (1.28)        (1.28)           --             --
Year Ended December 31, 2003          $ 4.67         0.02           --          1.63          1.65            --             --
Year Ended December 31, 2004          $ 6.32         0.05           --          0.86          0.91         (0.06)         (0.06)

                                                                                  RATIOS/SUPPLEMENTAL DATA
                                                              ---------------------------------------------------------------
                                                                                                  RATIO OF
                                                                                                    NET           RATIO OF
                                                                                                 INVESTMENT       EXPENSES
                                                                                     RATIO OF      INCOME        (PRIOR TO
                                      NET                                            EXPENSES      (LOSS)     REIMBURSEMENTS)
                                     ASSET                                              TO           TO              TO
                                     VALUE,                                           AVERAGE     AVERAGE         AVERAGE
                                     END OF                   NET ASSETS AT END OF      NET         NET             NET
                                     PERIOD   TOTAL RETURN       PERIOD (000S)        ASSETS       ASSETS        ASSETS (A)
-----------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2000(c)    $8.62       (13.70%)(f)        $ 9,239            1.60%(g)    (0.17%)(g)       2.88%(g)
Year Ended December 31, 2001(d)      $6.14       (28.65%)           $ 9,448            1.58%        0.05%           2.69%
Year Ended December 31, 2002         $4.66       (24.10%)           $ 6,859            1.29%        0.53%           1.33%
Year Ended December 31, 2003         $6.32        35.62%            $ 3,678            1.25%        0.83%             (h)
Year Ended December 31, 2004         $7.16        14.19%            $ 3,647            1.33%        0.98%             (h)

CLASS III SHARES
Period Ended December 31, 2002(e)    $4.67       (21.51%)(f)        $ 2,232            1.32%(g)     0.08%(g)          (h)
Year Ended December 31, 2003         $6.32        35.33%            $ 6,912            1.33%        0.24%             (h)
Year Ended December 31, 2004         $7.17        14.35%            $12,023            1.35%        0.98%             (h)

                                        RATIOS/SUPPLEMENTAL DATA
                                     -----------------------------
                                        RATIO OF
                                           NET
                                       INVESTMENT
                                         INCOME
                                         (LOSS)
                                        (PRIOR TO
                                     REIMBURSEMENTS)
                                           TO
                                         AVERAGE
                                           NET          PORTFOLIO
                                        ASSETS(A)      TURNOVER(B)
------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2000(c)         (1.45%)(g)       93.02%
Year Ended December 31, 2001(d)           (1.06%)         245.96%
Year Ended December 31, 2002               0.49%          257.38%
Year Ended December 31, 2003                 (h)          331.02%
Year Ended December 31, 2004                 (h)          262.03%

CLASS III SHARES
Period Ended December 31, 2002(e)            (h)          257.38%
Year Ended December 31, 2003                 (h)          331.02%
Year Ended December 31, 2004                 (h)          262.03%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.

(d) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(e) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.

(f)   Not annualized.

(g)   Annualized.

(h)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

DREYFUS GVIT INTERNATIONAL VALUE FUND

                                                                 INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                  ---------------------------------------------------    -------------------------
                                                                                NET
                                                                              REALIZED
                                        NET                                     AND
                                       ASSET         NET                     UNREALIZED      TOTAL
                                      VALUE,     INVESTMENT                    GAINS          FROM          NET
                                     BEGINNING     INCOME      REDEMPTION   (LOSSES) ON    INVESTMENT   INVESTMENT    NET REALIZED
                                     OF PERIOD     (LOSS)         FEES      INVESTMENTS    ACTIVITIES     INCOME         GAINS
----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2003(b)     $ 9.25        0.02          0.09          3.90          4.01            --            --
Year Ended December 31, 2004          $13.26        0.18          0.01          2.46          2.65         (0.33)           --

CLASS II SHARES
Period Ended December 31, 2003(b)     $ 9.25        0.01          0.09          3.87          3.97            --            --
Year Ended December 31, 2004          $13.22        0.14          0.01          2.46          2.61         (0.30)           --

CLASS III SHARES
Period Ended December 31, 2003(b)     $ 9.25        0.05          0.09          3.84          3.98            --            --
Year Ended December 31, 2004          $13.23        0.18          0.01          2.45          2.64         (0.33)           --

CLASS IV SHARES (C)
Year Ended December 31, 2000          $16.68        0.17            --         (0.61)        (0.44)        (0.19)        (1.91)
Year Ended December 31, 2001          $14.14        0.12            --         (1.67)        (1.55)        (0.17)        (1.22)
Year Ended December 31, 2002          $11.20        0.18            --         (1.41)        (1.23)        (0.12)           --
Year Ended December 31, 2003          $ 9.85        0.18          0.09          3.41          3.68         (0.27)           --
Year Ended December 31, 2004          $13.26        0.22          0.01          2.39          2.62         (0.31)           --

CLASS VI SHARES
Period Ended December 31, 2004(f)     $13.63        0.13          0.01          1.95          2.09         (0.17)           --

                                     DISTRIBUTIONS                                        RATIOS/SUPPLEMENTAL DATA
                                     -------------                        ---------------------------------------------------------
                                                                                                           RATIO OF
                                                                                                              NET
                                                       NET                                                INVESTMENT
                                                      ASSET                                   RATIO OF      INCOME
                                                     VALUE,                     NET           EXPENSES     (LOSS) TO
                                         TOTAL       END OF     TOTAL    ASSETS AT END OF    TO AVERAGE     AVERAGE      PORTFOLIO
                                     DISTRIBUTIONS   PERIOD    RETURN      PERIOD (000S)     NET ASSETS   NET ASSETS    TURNOVER(A)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2003(b)           --       $13.26     45.08%(d)     $   542          1.20%(e)      0.56%(e)     91.20%
Year Ended December 31, 2004             (0.33)      $15.58     20.29%        $ 6,247          0.86%         1.33%        42.68%

CLASS II SHARES
Period Ended December 31, 2003(b)           --       $13.22     44.64%(d)     $ 1,523          1.45%(e)      0.20%(e)     91.20%
Year Ended December 31, 2004             (0.30)      $15.53     20.00%        $ 3,368          1.10%         1.69%        42.68%

CLASS III SHARES
Period Ended December 31, 2003(b)           --       $13.23     44.75%(d)     $ 9,620          1.13%(e)      1.30%(e)     91.20%
Year Ended December 31, 2004             (0.33)      $15.54     20.26%        $69,043          0.86%         1.42%        42.68%

CLASS IV SHARES (C)
Year Ended December 31, 2000             (2.10)      $14.14     (2.75%)       $78,501          0.95%         1.33%        37.00%
Year Ended December 31, 2001             (1.39)      $11.20    (12.20%)       $68,746          1.08%         1.04%        36.00%
Year Ended December 31, 2002             (0.12)      $ 9.85    (11.10%)       $59,335          1.00%         1.63%        35.00%
Year Ended December 31, 2003             (0.27)      $13.26     38.52%        $77,347          1.12%         1.62%        91.20%
Year Ended December 31, 2004             (0.31)      $15.57     20.04%        $73,953          1.00%         1.56%        42.68%

CLASS VI SHARES
Period Ended December 31, 2004(f)        (0.17)      $15.55     15.45% (d)    $13,117          1.11% (e)     0.63% (e)    42.68%

---------------
(a) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(b) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(c) The Dreyfus GVIT International Value Fund retained the history of the Market Street International Fund and the existing shares of the Fund were designated Class IV shares.

(d)   Not annualized.

(e)   Annualized.

(f) For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ---------------------------------------    --------------------------------------
                                                               NET REALIZED
                                                                   AND
                                     NET ASSET                  UNREALIZED
                                      VALUE,         NET          GAINS       TOTAL FROM       NET          NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON    INVESTMENT    INVESTMENT   REALIZED        TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS    ACTIVITIES      INCOME       GAINS     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2001(c)     $10.00        0.02           0.11           0.13        (0.02)          --         (0.02)
Year Ended December 31, 2002          $10.11        0.09          (1.96)         (1.87)       (0.09)          --         (0.09)
Year Ended December 31, 2003          $ 8.15        0.12           2.46           2.58        (0.12)       (0.12)        (0.24)
Year Ended December 31, 2004(d)       $10.49        0.17           1.28           1.45        (0.17)       (0.25)        (0.42)

CLASS VI SHARES
Period Ended December 31, 2004(h)     $10.52        0.17           1.15           1.32        (0.17)       (0.15)        (0.32)

                                                                                      RATIOS/SUPPLEMENTAL DATA
                                                                     ----------------------------------------------------------
                                                                                                                    RATIO OF
                                                                                                RATIO OF NET        EXPENSES
                                                                     NET ASSETS    RATIO OF      INVESTMENT        (PRIOR TO
                                       NET ASSET                     AT END OF     EXPENSES     INCOME (LOSS)   REIMBURSEMENTS)
                                        VALUE,                         PERIOD     TO AVERAGE     TO AVERAGE        TO AVERAGE
                                     END OF PERIOD   TOTAL RETURN      (000S)     NET ASSETS     NET ASSETS      NET ASSETS(A)
-------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2001(c)       $10.11            1.31%(e)    $    506       0.61%(f)       4.36%(f)         24.83%(f)
Year Ended December 31, 2002            $ 8.15         (18.50%)       $ 19,493       0.56%          1.41%               (g)
Year Ended December 31, 2003            $10.49           31.87%       $ 94,500       0.55%          1.60%               (g)
Year Ended December 31, 2004(d)         $11.52           14.03%       $332,097       0.56%          2.13%               (g)

CLASS VI SHARES
Period Ended December 31, 2004(h)       $11.52           12.58%(e)    $    440       0.41%(f)       3.59%(f)            (g)

                                        RATIOS/SUPPLEMENTAL DATA
                                     -----------------------------
                                      RATIO OF NET
                                       INVESTMENT
                                      INCOME (LOSS)
                                        (PRIOR TO
                                     REIMBURSEMENTS)
                                       TO AVERAGE       PORTFOLIO
                                      NET ASSETS(A)    TURNOVER(B)
------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2001(c)       (19.86%)(f)        10.90%
Year Ended December 31, 2002                 (g)          111.74%
Year Ended December 31, 2003                 (g)           49.13%
Year Ended December 31, 2004(d)              (g)           18.26%

CLASS VI SHARES
Period Ended December 31, 2004(h)            (g)           18.26%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

(d) On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.

(e)   Not annualized.

(f)   Annualized.

(g)   There were no fee reductions during the period.

(h) For the period from April 30, 2004 (commencement of operations) through Decmber 31, 2004.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

                                                          INVESTMENT ACTIVITIES                  DISTRIBUTIONS
                                                 --------------------------------------    -------------------------
                                                                   NET
                                                                REALIZED
                                                                   AND
                                        NET                    UNREALIZED
                                       ASSET                      GAINS         TOTAL
                                      VALUE,         NET        (LOSSES)        FROM          NET
                                     BEGINNING   INVESTMENT        ON        INVESTMENT    INVESTMENT   NET REALIZED
                                     OF PERIOD     INCOME      INVESTMENTS   ACTIVITIES      INCOME         GAINS
--------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2001(c)     $10.00        0.02           0.09          0.11        (0.02)            --
Year Ended December 31, 2002          $10.09        0.12          (1.59)        (1.47)       (0.12)         (0.01)
Year Ended December 31, 2003          $ 8.49        0.14           2.10          2.24        (0.13)            --
Year Ended December 31, 2004(d)       $10.60        0.19           1.08          1.27        (0.19)         (0.16)

CLASS VI SHARES
Period Ended December 31 2004(h)      $10.63        0.17           0.98          1.15        (0.17)         (0.10)

                                     DISTRIBUTIONS                                       RATIOS/SUPPLEMENTAL DATA
                                     -------------                            ---------------------------------------------
                                                                                                                  RATIO OF
                                                                                                                     NET
                                                                                                                 INVESTMENT
                                                                                                      RATIO OF     INCOME
                                                       NET                                            EXPENSES     (LOSS)
                                                      ASSET                                              TO          TO
                                                     VALUE,                                           AVERAGE      AVERAGE
                                         TOTAL       END OF                   NET ASSETS AT END OF      NET          NET
                                     DISTRIBUTIONS   PERIOD    TOTAL RETURN       PERIOD (000S)        ASSETS      ASSETS
---------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2001(c)        (0.02)      $10.09        1.12%(e)         $    505           0.61%(f)     4.56%(f)
Year Ended December 31, 2002             (0.13)      $ 8.49      (14.59%)           $ 71,962           0.56%        1.89%
Year Ended December 31, 2003             (0.13)      $10.60       26.64%            $290,666           0.56%        1.73%
Year Ended December 31, 2004(d)          (0.35)      $11.52       12.09%            $734,244           0.55%        2.11%

CLASS VI SHARES
Period Ended December 31 2004(h)         (0.27)      $11.51       10.92%(e)         $  2,751           0.41%(f)     4.26%(f)

                                                 RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
                                                           RATIO OF
                                                             NET
                                                          INVESTMENT
                                        RATIO OF            INCOME
                                        EXPENSES            (LOSS)
                                        (PRIOR TO         (PRIOR TO
                                     REIMBURSEMENTS)   REIMBURSEMENTS)
                                           TO                 TO
                                         AVERAGE           AVERAGE
                                           NET               NET           PORTFOLIO
                                       ASSETS (A)         ASSETS(A)       TURNOVER(B)
-------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2001(c)        24.85%(f)         (19.68%)(f)      11.10%
Year Ended December 31, 2002                (g)                 (g)         43.38%
Year Ended December 31, 2003                (g)                 (g)         22.22%
Year Ended December 31, 2004(d)             (g)                 (g)         11.44%
CLASS VI SHARES
Period Ended December 31 2004(h)            (g)                 (g)         11.44%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

(d) On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.

(e)   Not annualized.

(f)   Annualized.

(g)   There were no fee reductions during the period.

(h) For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ---------------------------------------    --------------------------------------
                                                               NET REALIZED
                                                                   AND
                                     NET ASSET                  UNREALIZED
                                      VALUE,         NET          GAINS       TOTAL FROM       NET          NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON    INVESTMENT    INVESTMENT   REALIZED        TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS    ACTIVITIES      INCOME       GAINS     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2001(c)     $10.00        0.02           0.06           0.08        (0.02)          --         (0.02)
Year Ended December 31, 2002          $10.06        0.15          (1.11)         (0.96)       (0.15)       (0.01)        (0.16)
Year Ended December 31, 2003          $ 8.94        0.17           1.60           1.77        (0.17)          --         (0.17)
Year Ended December 31, 2004(d)       $10.54        0.21           0.78           0.99        (0.21)       (0.06)        (0.27)

CLASS VI SHARES
Period Ended December 31 2004(h)      $10.54        0.19           0.72           0.91        (0.19)       (0.02)        (0.21)

                                                                                   RATIOS/SUPPLEMENTAL DATA
                                                                  ---------------------------------------------------------
                                                                                             RATIO OF NET       RATIO OF
                                                                     NET                      INVESTMENT        EXPENSES
                                                                    ASSETS      RATIO OF        INCOME         (PRIOR TO
                                     NET ASSET                      AT END      EXPENSES      (LOSS) TO     REIMBURSEMENTS)
                                     VALUE, END                   OF PERIOD    TO AVERAGE      AVERAGE         TO AVERAGE
                                     OF PERIOD    TOTAL RETURN      (000S)     NET ASSETS     NET ASSETS     NET ASSETS(A)
---------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2001(c)      $10.06         0.84%(e)    $      504      0.61%(f)      4.42%(f)         24.86%(f)
Year Ended December 31, 2002           $ 8.94        (9.60%)      $  165,555      0.56%         2.41%               (g)
Year Ended December 31, 2003           $10.54        20.05%       $  566,916      0.56%         2.01%               (g)
Year Ended December 31, 2004(d)        $11.26         9.54%       $1,118,116      0.56%         2.19%               (g)

CLASS VI SHARES
Period Ended December 31 2004(h)       $11.24         8.72%(e)    $    9,384      0.41%(f)      3.84%(f)            (g)

                                        RATIOS/SUPPLEMENTAL DATA
                                     -----------------------------
                                        RATIO OF
                                     NET INVESTMENT
                                      INCOME (LOSS)
                                        (PRIOR TO
                                     REIMBURSEMENTS)
                                       TO AVERAGE       PORTFOLIO
                                      NET ASSETS(A)    TURNOVER(B)
------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2001(c)        (19.83%)(f)       0.74%
Year Ended December 31, 2002                 (g)          21.58%
Year Ended December 31, 2003                 (g)           9.90%
Year Ended December 31, 2004(d)              (g)           5.54%

CLASS VI SHARES
Period Ended December 31 2004(h)             (g)           5.54%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

(d) On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.

(e)   Not annualized.

(f)   Annualized.

(g)   There were no fee reductions during the period.

(h) For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

                                                             INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                                                    ---------------------------------------    -------------------------
                                                                  NET REALIZED
                                                                      AND
                                         NET                       UNREALIZED
                                     ASSET VALUE,       NET          GAINS       TOTAL FROM       NET
                                      BEGINNING     INVESTMENT    (LOSSES) ON    INVESTMENT    INVESTMENT   NET REALIZED
                                      OF PERIOD       INCOME      INVESTMENTS    ACTIVITIES      INCOME         GAINS
------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2001(c)       $10.00         0.03           0.04           0.07        (0.03)            --
Year Ended December 31, 2002            $10.04         0.18          (0.60)         (0.42)       (0.18)         (0.01)
Year Ended December 31, 2003            $ 9.43         0.21           1.07           1.28        (0.21)         (0.02)
Year Ended December 31, 2004(d)         $10.48         0.23           0.50           0.73        (0.23)         (0.07)

CLASS VI SHARES
Period Ended December 31, 2004(h)       $10.44         0.20           0.49           0.69        (0.20)         (0.03)

                                     DISTRIBUTIONS                                         RATIOS/SUPPLEMENTAL DATA
                                     -------------                               -------------------------------------------
                                                                                                                RATIO OF NET
                                                     NET ASSET                                     RATIO OF      INVESTMENT
                                                       VALUE,                    NET ASSETS AT     EXPENSES    INCOME (LOSS)
                                         TOTAL         END OF                        END OF       TO AVERAGE     TO AVERAGE
                                     DISTRIBUTIONS     PERIOD     TOTAL RETURN   PERIOD (000S)    NET ASSETS     NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2001(c)        (0.03)        $10.04         0.65%(e)      $    503         0.61%(f)       4.56%(f)
Year Ended December 31, 2002             (0.19)        $ 9.43        (4.15%)        $ 95,669         0.56%          2.96%
Year Ended December 31, 2003             (0.23)        $10.48        13.70%         $258,529         0.56%          2.32%
Year Ended December 31, 2004(d)          (0.30)        $10.91         7.16%         $425,066         0.56%          2.35%

CLASS VI SHARES
Period Ended December 31, 2004(h)        (0.23)        $10.90         6.67%(e)      $    719         0.41%(f)       3.37%(f)

                                                 RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
                                                           RATIO OF
                                        RATIO OF             NET
                                        EXPENSES          INVESTMENT
                                        (PRIOR TO       INCOME (LOSS)
                                     REIMBURSEMENTS)      (PRIOR TO
                                       TO AVERAGE      REIMBURSEMENTS)
                                       NET ASSETS       TO AVERAGE NET     PORTFOLIO
                                           (A)            ASSETS(A)       TURNOVER(B)
-------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2001(c)         24.88%(f)         (19.71%)(f)       0.60%
Year Ended December 31, 2002                 (g)                (g)          35.19%
Year Ended December 31, 2003                 (g)                (g)          12.61%
Year Ended December 31, 2004(d)              (g)                (g)           7.18%

CLASS VI SHARES
Period Ended December 31, 2004(h)            (g)                (g)           7.18%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

(d) On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.

(e)   Not annualized.

(f)   Annualized.

(g)   There were no fee reductions during the period.

(h) For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ---------------------------------------    --------------------------------------
                                                               NET REALIZED
                                                                   AND
                                     NET ASSET                  UNREALIZED
                                      VALUE,         NET          GAINS       TOTAL FROM       NET          NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON    INVESTMENT    INVESTMENT   REALIZED        TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS    ACTIVITIES      INCOME       GAINS     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2001(c)     $10.00        0.02           0.01          0.03         (0.02)          --         (0.02)
Year Ended December 31, 2002          $10.01        0.21          (0.18)         0.03         (0.21)          --         (0.21)
Year Ended December 31, 2003          $ 9.83        0.24           0.53          0.77         (0.24)       (0.04)        (0.28)
Year Ended December 31, 2004(d)       $10.32        0.24           0.23          0.47         (0.24)       (0.10)        (0.34)

CLASS VI SHARES
Period Ended December 31, 2004(h)     $10.26        0.21           0.25          0.46         (0.21)       (0.06)        (0.27)

                                                                                  RATIOS/SUPPLEMENTAL DATA
                                                                  --------------------------------------------------------
                                                                                            RATIO OF NET       RATIO OF
                                                                     NET                     INVESTMENT        EXPENSES
                                                                   ASSETS      RATIO OF        INCOME         (PRIOR TO
                                     NET ASSET                     AT END      EXPENSES      (LOSS) TO     REIMBURSEMENTS)
                                     VALUE, END                   OF PERIOD   TO AVERAGE      AVERAGE         TO AVERAGE
                                     OF PERIOD    TOTAL RETURN     (000S)     NET ASSETS     NET ASSETS     NET ASSETS(A)
--------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2001(c)      $10.01         0.34%(e)    $     502      0.61%(f)      4.39%(f)         24.89%(f)
Year Ended December 31, 2002           $ 9.83         0.40%       $  90,358      0.56%         3.30%               (g)
Year Ended December 31, 2003           $10.32         7.91%       $  90,624      0.56%         2.55%               (g)
Year Ended December 31, 2004(d)        $10.45         4.65%       $ 256,277      0.56%         2.39%               (g)

CLASS VI SHARES
Period Ended December 31, 2004(h)      $10.45         4.48%(e)    $   1,454      0.41%(f)      3.00%(f)            (g)

                                        RATIOS/SUPPLEMENTAL DATA
                                     -----------------------------
                                        RATIO OF
                                     NET INVESTMENT
                                      INCOME (LOSS)
                                        (PRIOR TO
                                     REIMBURSEMENTS)
                                       TO AVERAGE       PORTFOLIO
                                      NET ASSETS(A)    TURNOVER(B)
------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2001(c)        (19.89%)(f)       0.40%
Year Ended December 31, 2002                 (g)          28.70%
Year Ended December 31, 2003                 (g)          24.84%
Year Ended December 31, 2004(d)              (g)          15.34%

CLASS VI SHARES
Period Ended December 31, 2004(h)            (g)          15.34%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

(d) On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.

(e)   Not annualized.

(f)   Annualized.

(g)   There were no fee reductions during the period.

(h) For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT U.S. GROWTH LEADERS FUND

                                                                   INVESTMENT ACTIVITIES
                                                  -------------------------------------------------------   --------
                                                                               NET REALIZED
                                                                                    AND
                                     NET ASSET                                  UNREALIZED
                                      VALUE,          NET                          GAINS       TOTAL FROM      NET
                                     BEGINNING     INVESTMENT     REDEMPTION    (LOSSES) ON    INVESTMENT   REALIZED
                                     OF PERIOD   INCOME (LOSS)       FEES       INVESTMENTS    ACTIVITIES     GAINS
--------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2002(c)     $ 8.64         (0.02)          0.01          (1.07)        (1.08)          --
Year Ended December 31, 2003          $ 7.56         (0.02)          0.01           3.95          3.94        (0.76)
Year Ended December 31, 2004          $10.74         (0.08)            --           1.36          1.28        (0.46)

CLASS II SHARES
Period Ended December 31, 2003(d)     $ 8.17         (0.02)          0.01           3.36          3.35        (0.76)
Year Ended December 31, 2004          $10.76         (0.08)            --           1.33          1.25        (0.46)

CLASS III SHARES
Period Ended December 31, 2001(e)     $10.00            --             --          (0.08)        (0.08)          --
Year Ended December 31, 2002          $ 9.92         (0.05)          0.01          (2.30)        (2.34)          --
Year Ended December 31, 2003          $ 7.58         (0.03)          0.01           3.99          3.97        (0.76)
Year Ended December 31, 2004          $10.79         (0.11)            --           1.40          1.29        (0.46)

                                     DISTRIBUTIONS                                        RATIOS/SUPPLEMENTAL DATA
                                     -------------                                ---------------------------------------
                                                                                                             RATIO OF NET
                                                                                                              INVESTMENT
                                                                                  NET ASSETS     RATIO OF       INCOME
                                                      NET ASSET                     AT END       EXPENSES      (LOSS) TO
                                         TOTAL       VALUE, END                    OF PERIOD    TO AVERAGE      AVERAGE
                                     DISTRIBUTIONS    OF PERIOD    TOTAL RETURN     (000S)      NET ASSETS    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2002(c)           --         $ 7.56        (12.50%)(f)    $   476       1.16% (g)     (0.56%) (g)
Year Ended December 31, 2003             (0.76)        $10.74         52.14%        $ 6,199       1.19%         (0.50%)
Year Ended December 31, 2004             (0.46)        $11.56         12.41%        $ 6,369       1.29%         (0.77%)

CLASS II SHARES
Period Ended December 31, 2003(d)        (0.76)        $10.76         41.02%(f)     $ 4,101       1.43% (g)     (0.66%) (g)
Year Ended December 31, 2004             (0.46)        $11.55         12.10%        $10,593       1.53%         (1.03%)

CLASS III SHARES
Period Ended December 31, 2001(e)           --         $ 9.92         (0.80%)(f)    $ 2,976       1.25%(g)       (0.40%)(g)
Year Ended December 31, 2002                --         $ 7.58        (23.59%)       $ 6,501       1.10%         (0.64%)
Year Ended December 31, 2003             (0.76)        $10.79         52.39%        $54,959       1.19%         (0.50%)
Year Ended December 31, 2004             (0.46)        $11.62         12.45%        $33,158       1.29%         (0.77%)

                                                 RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
                                                           RATIO OF
                                        RATIO OF        NET INVESTMENT
                                        EXPENSES        INCOME (LOSS)
                                        (PRIOR TO         (PRIOR TO
                                     REIMBURSEMENTS)   REIMBURSEMENTS)
                                       TO AVERAGE         TO AVERAGE       PORTFOLIO
                                      NET ASSETS(A)     NET ASSETS(A)     TURNOVER(B)
-------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2002(c)           (h)                 (h)         754.41%
Year Ended December 31, 2003                (h)                 (h)         580.71%
Year Ended December 31, 2004                (h)                 (h)         520.00%

CLASS II SHARES
Period Ended December 31, 2003(d)           (h)                 (h)         580.71%
Year Ended December 31, 2004                (h)                 (h)         520.00%

CLASS III SHARES
Period Ended December 31, 2001(e)         7.56%(g)          (6.71%)(g)        9.71%
Year Ended December 31, 2002                (h)                 (h)         754.41%
Year Ended December 31, 2003                (h)                 (h)         580.71%
Year Ended December 31, 2004                (h)                 (h)         520.00%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) For the period from June 3, 2002 (commencement of operations) through December 31, 2002.

(d) For the period from March 21, 2003 (commencement of operations) through December 31, 2003.

(e) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commissionon December 28, 2001. On the effective date, the net asset value was $9.92 per share.

(f)   Not annualized.

(g)   Annualized.

(h)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT GLOBAL UTILITIES FUND

                                                                      INVESTMENT ACTIVITIES
                                                     -------------------------------------------------------   ----------
                                                                                  NET REALIZED
                                                                                       AND
                                         NET                                       UNREALIZED
                                     ASSET VALUE,        NET                          GAINS       TOTAL FROM       NET
                                      BEGINNING       INVESTMENT     REDEMPTION    (LOSSES) ON    INVESTMENT   INVESTMENT
                                      OF PERIOD     INCOME (LOSS)       FEES       INVESTMENTS    ACTIVITIES     INCOME
-------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2002(c)       $ 8.38           0.08           0.01          (0.96)        (0.87)        (0.09)
Year Ended December 31, 2003            $ 7.42           0.06           0.01           1.71          1.78         (0.04)
Year Ended December 31, 2004            $ 9.16           0.13             --           2.60          2.73         (0.13)

CLASS II SHARES
Period Ended December 31, 2003(d)       $ 7.08           0.03           0.01           2.09          2.13         (0.03)
Year Ended December 31, 2004            $ 9.18           0.18             --           2.53          2.71         (0.11)

CLASS III SHARES
Period Ended December 31, 2001(e)       $10.00             --             --           0.01          0.01            --
Year Ended December 31, 2002            $10.01           0.12           0.01          (2.62)        (2.49)        (0.09)
Year Ended December 31, 2003            $ 7.43           0.10           0.01           1.68          1.79         (0.04)
Year Ended December 31, 2004            $ 9.18           0.14             --           2.60          2.74         (0.14)

                                             DISTRIBUTIONS                                        RATIOS/SUPPLEMENTAL DATA
                                     ----------------------------                                --------------------------
                                                                     NET ASSET                                    RATIO OF
                                                                      VALUE,                     NET ASSETS AT    EXPENSES
                                     NET REALIZED       TOTAL         END OF                        END OF       TO AVERAGE
                                        GAINS       DISTRIBUTIONS     PERIOD     TOTAL RETURN    PERIOD (000S)   NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2002(c)          --           (0.09)        $ 7.42        (10.36%)(f)     $   169         1.20%(g)
Year Ended December 31, 2003               --           (0.04)        $ 9.16         24.05%         $ 1,104         1.11%
Year Ended December 31, 2004            (0.50)          (0.63)        $11.26         29.97%         $ 4,679         1.08%

CLASS II SHARES
Period Ended December 31, 2003(d)          --           (0.03)        $ 9.18         30.16%(f)      $ 1,092         1.36%(g)
Year Ended December 31, 2004            (0.50)          (0.61)        $11.28         29.56%         $ 1,069         1.33%

CLASS III SHARES
Period Ended December 31, 2001(e)          --              --         $10.01          0.10%(f)      $ 3,002         1.15%(g)
Year Ended December 31, 2002               --           (0.09)        $ 7.43        (24.85%)        $ 3,571         1.10%
Year Ended December 31, 2003               --           (0.04)        $ 9.18         24.17%         $ 7,054         1.04%
Year Ended December 31, 2004            (0.50)          (0.64)        $11.28         29.95%         $31,478         1.05%

                                                        RATIOS/SUPPLEMENTAL DATA
                                     --------------------------------------------------------------
                                                                           RATIO OF
                                                         RATIO OF             NET
                                                         EXPENSES         INVESTMENT
                                     RATIO OF NET       (PRIOR TO        INCOME (LOSS)
                                      INVESTMENT     REIMBURSEMENTS)       (PRIOR TO
                                     INCOME (LOSS)      TO AVERAGE      REIMBURSEMENTS)   PORTFOLIO
                                      TO AVERAGE        NET ASSETS      TO AVERAGE NET     TURNOVER
                                      NET ASSETS           (A)             ASSETS(A)         (B)
---------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2002(c)         1.83%(g)           (h)                (h)         153.83%
Year Ended December 31, 2003              1.28%              (h)                (h)         116.62%
Year Ended December 31, 2004              1.78%              (h)                (h)         358.63%

CLASS II SHARES
Period Ended December 31, 2003(d)         0.76%(g)           (h)                (h)         116.62%
Year Ended December 31, 2004              1.58%              (h)                (h)         358.63%

CLASS III SHARES
Period Ended December 31, 2001(e)        (0.12%)(g)        8.45%(g)          (7.42%)(g)       0.00%
Year Ended December 31, 2002              1.79%            1.11%              1.78%         153.83%
Year Ended December 31, 2003              1.39%              (h)                (h)         116.62%
Year Ended December 31, 2004              1.73%              (h)                (h)         358.63%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.

(d) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(e) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commissionon December 28, 2001. On the effective date, the net asset value was $10.01 per share.

(f)   Not annualized.

(g)   Annualized.

(h)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

                                                                 INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                                  ----------------------------------------------------    ---------------------
                                                                            NET REALIZED
                                                                                 AND
                                     NET ASSET       NET                     UNREALIZED
                                      VALUE,     INVESTMENT                     GAINS       TOTAL FROM       NET         NET
                                     BEGINNING     INCOME      REDEMPTION    (LOSSES) ON    INVESTMENT   INVESTMENT    REALIZED
                                     OF PERIOD     (LOSS)         FEES       INVESTMENTS    ACTIVITIES     INCOME       GAINS
-------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2002(c)     $10.23          --          0.01          (1.27)        (1.26)        (0.01)         --
Year Ended December 31, 2003          $ 8.96        0.10          0.01           3.58          3.69         (0.05)      (1.21)
Year Ended December 31, 2004          $11.39        0.17          0.01           2.19          2.37         (0.17)      (0.77)

CLASS II SHARES
Period Ended December 31, 2003(d)     $ 8.46        0.04          0.01           4.11          4.16         (0.04)      (1.21)
Year Ended December 31, 2004          $11.37        0.11          0.01           2.22          2.34         (0.14)      (0.77)

CLASS III SHARES
Period Ended December 31, 2001(e)     $10.00          --            --           0.13          0.13            --          --
Year Ended December 31, 2002          $10.13        0.04          0.01          (1.21)        (1.16)        (0.01)         --
Year Ended December 31, 2003          $ 8.96        0.13          0.01           3.55          3.69         (0.05)      (1.21)
Year Ended December 31, 2004          $11.39        0.14          0.01           2.23          2.38         (0.17)      (0.77)

                                     DISTRIBUTIONS                                           RATIOS/SUPPLEMENTAL DATA
                                     -------------                                ---------------------------------------------
                                                                                                                    RATIO OF
                                                                                                    RATIO OF     NET INVESTMENT
                                                      NET ASSET                     NET ASSETS     EXPENSES TO    INCOME (LOSS)
                                         TOTAL       VALUE, END                     AT END OF        AVERAGE       TO AVERAGE
                                     DISTRIBUTIONS    OF PERIOD    TOTAL RETURN   PERIOD (000S)    NET ASSETS      NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2002(c)        (0.01)        $ 8.96         (12.26%)(f)    $   218          1.37%(g)        0.30%(g)
Year Ended December 31, 2003             (1.26)        $11.39          41.45%        $ 3,121          1.27%            1.47%
Year Ended December 31, 2004             (0.94)        $12.82          20.99%        $ 4,011          1.27%            1.19%

CLASS II SHARES
Period Ended December 31, 2003(d)        (1.25)        $11.37          49.51%(f)     $   913          1.51%(g)         1.20%(g)
Year Ended December 31, 2004             (0.91)        $12.80          20.76%        $ 1,879          1.52%            1.00%

CLASS III SHARES
Period Ended December 31, 2001(e)           --         $10.13           1.32%(f)     $ 3,041          1.35%(g)         0.33%(g)
Year Ended December 31, 2002             (0.01)        $ 8.96         (11.41%)       $ 6,009          1.31%            0.66%
Year Ended December 31, 2003             (1.26)        $11.39          41.46%        $11,634          1.22%            1.57%
Year Ended December 31, 2004             (0.94)        $12.83          21.13%        $19,634          1.24%            1.28%

                                                 RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
                                                           RATIO OF
                                        RATIO OF        NET INVESTMENT
                                        EXPENSES        INCOME (LOSS)
                                        (PRIOR TO         (PRIOR TO
                                     REIMBURSEMENTS)   REIMBURSEMENTS)
                                       TO AVERAGE         TO AVERAGE       PORTFOLIO
                                      NET ASSETS(A)     NET ASSETS(A)     TURNOVER(B)
-------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2002(c)           (h)               (h)           211.21%
Year Ended December 31, 2003                (h)               (h)           261.68%
Year Ended December 31, 2004                (h)               (h)           127.69%

CLASS II SHARES
Period Ended December 31, 2003(d)           (h)               (h)           261.68%
Year Ended December 31, 2004                (h)               (h)           127.69%

CLASS III SHARES
Period Ended December 31, 2001(e)         8.56%(g)          (6.88%)(g)        0.00%
Year Ended December 31, 2002                (h)               (h)           211.21%
Year Ended December 31, 2003                (h)               (h)           261.68%
Year Ended December 31, 2004                (h)               (h)           127.69%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.

(d) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(e) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commissionon December 28, 2001. On the effective date, the net asset value was $ 10.13 per share.

(f)   Not annualized.

(g)   Annualized.

(h)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
-------------------------------------------------------------------------------

GARTMORE GVIT DEVELOPING MARKETS FUND

                                                            INVESTMENT ACTIVITIES                  DISTRIBUTIONS
                                                 ------------------------------------------    ---------------------
                                                                  NET REALIZED
                                                                      AND
                                     NET ASSET                     UNREALIZED
                                      VALUE,          NET            GAINS       TOTAL FROM       NET          NET
                                     BEGINNING     INVESTMENT     (LOSSES) ON    INVESTMENT    INVESTMENT   REALIZED
                                     OF PERIOD   INCOME (LOSS)    INVESTMENTS    ACTIVITIES      INCOME       GAINS
--------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Year Ended December 31, 2000          $10.86         (0.03)          (3.07)         (3.10)          --           --
Year Ended December 31, 2001          $ 7.76          0.08           (0.62)         (0.54)          --           --
Year Ended December 31, 2002          $ 7.22          0.03           (0.73)         (0.70)       (0.01)          --
Year Ended December 31, 2003(b)       $ 6.51          0.06            3.83           3.89        (0.01)          --
Year Ended December 31, 2004          $10.39          0.07            1.90           1.97        (0.06)       (0.47)

                                     DISTRIBUTIONS                                       RATIOS/SUPPLEMENTAL DATA
                                     -------------                                --------------------------------------
                                                                                                            RATIO OF NET
                                                                                     NET                     INVESTMENT
                                                                                    ASSETS      RATIO OF       INCOME
                                                      NET ASSET                     AT END      EXPENSES      (LOSS) TO
                                         TOTAL       VALUE, END                   OF PERIOD    TO AVERAGE      AVERAGE
                                     DISTRIBUTIONS    OF PERIOD    TOTAL RETURN     (000S)     NET ASSETS    NET ASSETS
------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Year Ended December 31, 2000                --         $ 7.76        (28.55%)     $ 100,730      1.56%         (0.34%)
Year Ended December 31, 2001                --         $ 7.22         (6.96%)     $ 100,899      1.59%          1.19%
Year Ended December 31, 2002             (0.01)        $ 6.51         (9.68%)     $  75,321      1.60%          0.44%
Year Ended December 31, 2003(b)          (0.01)        $10.39         59.70%      $ 165,601      1.64%          0.75%
Year Ended December 31, 2004             (0.53)        $11.83         19.78%      $ 194,898      1.78%          0.69%

                                                RATIOS/SUPPLEMENTAL DATA
                                     ----------------------------------------------
                                                           RATIO OF
                                        RATIO OF        NET INVESTMENT
                                        EXPENSES        INCOME (LOSS)
                                        (PRIOR TO         (PRIOR TO
                                     REIMBURSEMENTS)   REIMBURSEMENTS)
                                       TO AVERAGE         TO AVERAGE      PORTFOLIO
                                      NET ASSETS(A)     NET ASSETS(A)     TURNOVER
-----------------------------------------------------------------------------------
CLASS II SHARES
Year Ended December 31, 2000              1.81%             (0.59%)        103.00%
Year Ended December 31, 2001              1.67%              1.11%         118.00%
Year Ended December 31, 2002              1.68%              0.36%          97.00%
Year Ended December 31, 2003(b)           1.80%              0.60%         167.45%
Year Ended December 31, 2004               (c)                (c)          167.98%

---------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.

(c)   There were no fee reductions during the period.

See notes to financial statements.

                       GARTMORE VARIABLE INSURANCE TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2004


1. ORGANIZATION

Gartmore Variable Insurance Trust ("GVIT" or the "Trust") is an open-end management investment company. GVIT was organized as a Massachusetts business trust as of June 30, 1981, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). On December 31, 2004, the Trust had authorized an unlimited number of shares of beneficial interest ("shares") without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, except as noted immediately below, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, "Nationwide") have purchased shares of the Trust's series. Also to date, the separate accounts of American Skandia Life Insurance Corporation and Peoples Benefit Life Insurance Company, a subsidiary of Aegon, have purchased shares of the GVIT Developing Markets Fund and the separate accounts of Great-West Life & Annuity Insurance Company have purchased shares of the GVIT Developing Markets Fund and Dreyfus GVIT MidCap Index Fund. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Funds listed below (individually a "Fund", collectively the "Funds"):

   Gartmore GVIT Nationwide Fund ("Nationwide")
   Gartmore GVIT Growth Fund ("Growth")
   Gartmore GVIT Government Bond Fund ("Government Bond")
   GVIT Small Company Fund ("Small Company")
   Gartmore GVIT Money Market Fund ("Money Market")
   Gartmore GVIT Money Market Fund II ("Money Market II")
   J.P. Morgan GVIT Balanced Fund ("Balanced")
   Gartmore GVIT Mid Cap Growth Fund ("Mid Cap Growth")
   Comstock GVIT Value Fund ("Value")
   Federated GVIT High Income Bond Fund ("High Income Bond")
   GVIT Equity 500 Index Fund ("Equity 500 Index")
   Van Kampen GVIT Multi Sector Bond Fund ("Multi Sector Bond")
   GVIT Small Cap Value Fund ("Small Cap Value")
   GVIT Small Cap Growth Fund ("Small Cap Growth")
   Gartmore GVIT Worldwide Leaders Fund ("Worldwide Leaders")
   Dreyfus GVIT Mid Cap Index Fund ("Mid Cap Index")
   Gartmore GVIT Global Technology and Communications Fund ("Global Technology and Communications")
   Gartmore GVIT Global Health Sciences Fund ("Global Health Sciences") Gartmore GVIT Nationwide Leaders Fund ("Nationwide Leaders")
   Gartmore GVIT Emerging Markets Fund ("Emerging Markets")
   Gartmore GVIT International Growth Fund ("International Growth")
   Dreyfus GVIT International Value Fund ("International Value")
   Gartmore GVIT Investor Destinations Aggressive Fund ("Aggressive")
   Gartmore GVIT Investor Destinations Moderately Aggressive Fund ("Moderately Aggressive")
   Gartmore GVIT Investor Destinations Moderate Fund ("Moderate")
   Gartmore GVIT Investor Destinations Moderately Conservative Fund ("Moderately Conservative")
   Gartmore GVIT Investor Destinations Conservative Fund ("Conservative") Gartmore GVIT U.S. Growth Leaders Fund ("US Growth Leaders")
   Gartmore GVIT Global Utilities Fund ("Global Utilities")
   Gartmore GVIT Global Financial Services Fund ("Global Financial Services") Gartmore GVIT Developing Markets Fund ("Developing Markets")

Each of the Aggressive, Moderately Aggressive, Moderate, Moderately Conservative and Conservative Funds (collectively the "Investor Destinations Funds") is constructed as "fund of funds" which means that each of these GVIT Funds pursue that Fund's investment objective(s) primarily by allocating that Fund's investments among other mutual funds (the "Underlying Funds"). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


Investor Destinations Funds, except for the Aggressive Fund, may also invest in a non-registered fixed interest contract issued by Nationwide Life Insurance Company up to each Fund's designated limit.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Trust has entered into Indemnification Agreements with its trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. Based on experience, however, the Funds expect that risk of loss to be remote.

Pursuant to a plan and agreement of redomestication and reorganization dated September 15, 2004, the shareholders of the Trust approved, at a special meeting held on December 23, 2004, the redomestication of the Trust to a Delaware statutory trust; said Trust redomestication is expected to be effective as of March 1, 2005. The redomestication is a change in statutory status and will not affect the operations of the Trust.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a) SECURITY VALUATION

Securities for which market quotations are readily available are valued at current market value as of "Valuation Time." Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service provided by the Board of Trustees.

Except for the High Income Bond Fund, debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. The securities held by the High Income Bond Fund are valued at the mean between the last quoted bid and asked price as provided by an independent pricing servicing approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be "short-term" and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Trust's Board of Trustees. The "Fair Value" of such securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a "Fair Value" may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings, (ii) the discount from market value of a similar, freely traded security, (iii) the yield-to-maturity for debt issues, or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining "Fair Value." For example, fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a "subsequent event"). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


Beginning July 1, 2004, the Funds holding foreign equity securities (the "Foreign Equity Funds") began to value foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. Financial markets' perceptions and trading activities on the Foreign Equity Funds' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Foreign Equity Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Investments of the Money Market and Money Market II Funds (together, the "Money Market Funds") are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Shares of the Underlying Funds in which the Investor Destinations Funds invest are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds generally value securities and assets at value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day's par value; prior day's interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

(b) REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


(c) FOREIGN CURRENCY TRANSACTIONS

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d) RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e) FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f) FUTURES CONTRACTS

Certain Funds may invest in financial futures contracts ("futures contracts") for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


(g) WRITTEN OPTIONS CONTRACTS

Certain Funds may write options contracts. A written option obligates the Funds to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on a an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h) MORTGAGE DOLLAR ROLLS

Certain Funds may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA's on the Statement of Investments of the applicable Funds. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(i) SHORT SALES

The Funds are authorized to engage in short-selling of portfolio securities which obligates a Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. government securities and/or securities held long to sufficiently cover the Funds short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for each Fund.

(j) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(k) SECURITIES LENDING

To generate additional income, each of the Funds, with the exception of the Investor Destinations Funds and the Money Market Funds, may lend up to 33 1/3% of the Fund's total assets pursuant to agreements, requiring that the Fund receives cash or securities as collateral with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times requiring the borrower to mark to market the collateral on a daily basis so that the market value of the collateral does not fall below 100% of the market value of the portfolio securities loaned. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund's investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and,

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Funds. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

The cash collateral received by the Funds was pooled and at December 31, 2004, was invested in the following:

SECURITY TYPE                                              SECURITY NAME              MARKET VALUE    MATURITY RATE   MATURITY DATE
-------------                                    ---------------------------------    ------------    -------------   -------------
Commercial Paper                                         Northern Rock PLC            $ 19,884,733        2.29%          02/18/05
Funding Agreement                                       GE Life and Annuity             22,300,000        2.50%          01/14/05
Funding Agreement                                    Protective Life Insurance          30,000,000        2.25%          01/31/05
Master Note -- Floating                              CDC Financial Product Inc.         51,000,000        2.41%          01/03/05
Medium Term Note -- Floating                     Bradford and Bingley Building SOC      11,970,700        2.09%          01/10/05
Medium Term Note -- Floating                        Countrywide Home Loans Inc.          4,999,741        2.45%          02/23/05
Medium Term Note -- Floating                       General Electric Capital Corp.        1,998,960        2.17%          02/03/05
Medium Term Note -- Floating                        Pacific Life Global Funding         14,994,078        2.18%          01/26/05
Money Market Fund                                  JPM S/L Collateral Investment         7,000,000        2.24%          01/03/05
Repurchase Agreement                                     Nomura Securities             135,776,630        2.36%          01/03/05
Yankee Certificates of Deposit -- Floating       Banco Bilbao Viz Argentaria, N.Y.      15,723,930        2.54%          03/23/05
Yankee Certificates of Deposit -- Floating          Canadian Imperial Bank, N.Y.        14,994,761        2.37%          01/03/05
Yankee Certificates of Deposit -- Floating              Deutsche Bank, N.Y.             26,002,593        2.43%          01/03/05
Yankee Certificates of Deposit -- Floating               RABOBANK, New York             14,993,999        2.38%          01/03/05
Yankee Certificates of Deposit -- Floating             Societe Generale, N.Y.           14,997,893        2.32%          01/03/05


Information on the investment of cash collateral is shown in the Statement of Investments.

As of December 31, 2004, the following Funds had securities with the following market values on loan:

                                                           MARKET VALUE OF
                                                                LOANED        MARKET VALUE OF
             FUND                                             SECURITIES        COLLATERAL*
             ----                                          ---------------    ---------------
             Nationwide                                      $ 59,883,183      $ 61,401,467
             Growth                                             9,261,999         9,459,360
             Government Bond                                  271,654,141       276,871,920
             Mid Cap Growth                                    39,584,198        40,337,693
             Value                                              9,250,217         9,463,749
             High Income Bond                                  69,930,846        71,507,583
             Equity 500 Index                                   9,891,173        10,151,367
             Multi Sector Bond                                 56,121,005        57,833,182
             Small Cap Growth                                  16,855,289        17,143,263
             Worldwide Leaders                                  2,159,243         2,265,724
             Mid Cap Index                                     82,790,254        84,509,870
             Global Technology and Communications              10,514,122        11,018,622
             Global Health Sciences                             5,710,925         5,835,913
             Emerging Markets                                     297,975           332,850
             International Value                               14,032,814        14,714,190
             US Growth Leaders                                  3,770,493         3,881,775
             Developing Markets                                   392,372           418,600

* Includes securities and cash collateral.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


(l) DISTRIBUTIONS TO SHAREHOLDERS

For all Funds excluding the Money Market Funds, dividends from net investment income, if any, are declared and paid quarterly. For the Money Market Funds, dividends from net investment income are declared daily and paid monthly. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(m) FEDERAL INCOME TAXES

It is the policy of each Fund to qualify or continue to qualify as a "regulated investment company" by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

(n) ALLOCATION OF EXPENSES, INCOME, AND GAINS AND LOSSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust. For the Equity Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class's shares in proportion to the total net assets of the Fund. For the Bond Funds, the allocation method used is based on the fair value of settled shares outstanding. Under this method, earnings are allocated based on the fair value of settled shares. Expenses specific to a class (such are 12b-1 and administrative services fees) are charged to that class.

(o) CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Funds were as follows:

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004



                                                                NATIONWIDE                                 GROWTH
                                                   -------------------------------------    -------------------------------------
                                                      YEAR ENDED           YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                  DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004   DECEMBER 31, 2003
                                                  -----------------    -----------------    -----------------   -----------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
 Proceeds from shares issued                        $   9,230,749        $  70,306,071        $  8,544,891         $ 49,717,843
 Dividends reinvested                                  17,672,987            7,472,339             717,073               45,300
 Cost of shares redeemed                             (194,143,788)        (189,984,512)        (45,957,810)         (69,692,819)
                                                    -------------        -------------        ------------         ------------
                                                     (167,240,052)        (112,206,102)        (36,695,846)         (19,929,676)
                                                    -------------        -------------        ------------         ------------
CLASS II SHARES
 Proceeds from shares issued                            8,221,409            4,406,476                  --                   --
 Dividends reinvested                                     104,002                9,472                  --                   --
 Cost of shares redeemed                               (3,504,688)            (307,817)                 --                   --
                                                    -------------        -------------        ------------         ------------
                                                        4,820,723            4,108,131                  --                   --
                                                    -------------        -------------        ------------         ------------
CLASS III SHARES
 Proceeds from shares issued                              629,071            2,152,735                  --                   --
 Dividends reinvested                                      10,479                5,026                  --                   --
 Cost of shares redeemed                                 (741,353)          (1,919,412)                 --                   --
                                                    -------------        -------------        ------------         ------------
                                                         (101,803)             238,349                  --                   --
                                                    -------------        -------------        ------------         ------------
CLASS IV SHARES
 Proceeds from shares issued                            5,160,379            4,176,713(a)        7,007,935           15,253,753(a)
 Proceeds from shares issued in connection
  with merger                                                  --          146,829,542                  --           30,711,320
 Dividends reinvested                                   2,092,528              567,652(a)          120,939               11,175(a)
 Cost of shares redeemed                              (22,967,550)         (15,679,826)(a)      (5,832,602)         (19,263,706)(a)
                                                    -------------        -------------        ------------         ------------
                                                      (15,714,643)         135,894,081           1,296,272           26,712,542
                                                    -------------        -------------        ------------         ------------
Change in net assets from capital transactions      $(178,235,775)       $  28,034,459        $(35,399,574)        $  6,782,866
                                                    =============        =============        ============         ============
SHARE TRANSACTIONS:
CLASS I SHARES
 Issued                                                   881,678            8,697,821             844,873            6,172,533
 Reinvested                                             1,653,559              852,320              67,417                4,926
 Redeemed                                             (18,697,631)         (22,047,218)         (4,595,533)          (8,476,829)
                                                    -------------        -------------        ------------         ------------
                                                      (16,162,394)         (12,497,077)         (3,683,243)          (2,299,370)
                                                    -------------        -------------        ------------         ------------
CLASS II SHARES
 Issued                                                   780,353              480,594                  --                   --
 Reinvested                                                 9,641                1,053                  --                   --
 Redeemed                                                (324,495)             (33,051)                 --                   --
                                                    -------------        -------------        ------------         ------------
                                                          465,499              448,596                  --                   --
                                                    -------------        -------------        ------------         ------------
CLASS III SHARES
 Issued                                                    61,597              241,235                  --                   --
 Reinvested                                                   980                  550                  --                   --
 Redeemed                                                 (71,238)            (206,303)                 --                   --
                                                    -------------        -------------        ------------         ------------
                                                           (8,661)              35,482                  --                   --
                                                    -------------        -------------        ------------         ------------
CLASS IV SHARES
 Issued                                                   497,565              444,468(a)          691,327            1,699,528(a)
 Issued in connection with merger                              --           17,696,964                  --            3,889,915
 Reinvested                                               195,738               61,005(a)           11,366                1,244(a)
 Redeemed                                              (2,212,346)          (1,676,914)(a)        (582,517)          (2,173,344)(a)
                                                    -------------        -------------        ------------         ------------
                                                       (1,519,043)          16,525,523             120,176            3,417,343
                                                    =============        =============        ============         ============

---------------
(a) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004



                                                              GOVERNMENT BOND                           SMALL COMPANY
                                                   -------------------------------------    -------------------------------------
                                                      YEAR ENDED           YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                  DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004   DECEMBER 31, 2003
                                                  -----------------    -----------------    -----------------   -----------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
 Proceeds from shares issued                        $  83,491,394        $ 290,118,172        $  64,894,504       $ 263,956,779
 Dividends reinvested                                  99,281,367           60,640,831           91,891,014                  --
 Cost of shares redeemed                             (391,541,178)        (821,583,078)        (142,732,941)       (288,371,125)
                                                    -------------        -------------        -------------       -------------
                                                     (208,768,417)        (470,824,075)          14,052,577         (24,414,346)
                                                    -------------        -------------        -------------       -------------
CLASS II SHARES
 Proceeds from shares issued                            2,575,035           15,775,027           38,188,478          21,674,070
 Dividends reinvested                                   1,373,386              644,875            6,183,977                  --
 Cost of shares redeemed                               (6,462,421)          (5,150,524)         (16,783,644)         (8,639,677)
                                                    -------------        -------------        -------------       -------------
                                                       (2,514,000)          11,269,378           27,588,811          13,034,393
                                                    -------------        -------------        -------------       -------------
CLASS III SHARES
 Proceeds from shares issued                            8,174,076           11,840,779            1,472,863           1,179,942
 Dividends reinvested                                     476,969              297,466              188,614                  --
 Cost of shares redeemed                               (5,841,542)         (14,991,773)          (1,258,071)           (182,695)
                                                    -------------        -------------        -------------       -------------
                                                        2,809,503           (2,853,528)             403,406             997,247
                                                    -------------        -------------        -------------       -------------
CLASS IV SHARES
 Proceeds from shares issued                            7,193,650            5,187,279(a)         3,384,134           6,458,014(a)
 Proceeds from shares issued in connection
  with merger                                                  --           71,183,753                   --          35,126,129
 Dividends reinvested                                   3,141,857            1,253,511(a)         5,035,186                  --
 Cost of shares redeemed                              (10,818,880)         (32,990,816)(a)      (14,320,457)         (6,772,597)(a)
                                                    -------------        -------------        -------------       -------------
                                                         (483,373)          44,633,727           (5,901,137)         34,811,546
                                                    -------------        -------------        -------------       -------------
Change in net assets from capital transactions      $(208,956,287)       $(417,774,498)       $  36,143,657       $  24,428,840
                                                    =============        =============        =============       =============
SHARE TRANSACTIONS:
CLASS I SHARES
 Issued                                                 7,049,585           23,627,729            2,841,189          15,169,153
 Reinvested                                             8,453,976            4,956,555            4,000,480                  --
 Redeemed                                             (32,990,765)         (67,405,215)          (6,307,646)        (16,642,303)
                                                    -------------        -------------        -------------       -------------
                                                      (17,487,204)         (38,820,931)             534,023          (1,473,150)
                                                    -------------        -------------        -------------       -------------
CLASS II SHARES
 Issued                                                   218,486            1,283,905            1,687,196           1,205,253
 Reinvested                                               117,191               52,807              271,227                  --
 Redeemed                                                (549,100)            (426,107)            (748,645)           (508,695)
                                                    -------------        -------------        -------------       -------------
                                                         (213,423)             910,605            1,209,778             696,558
                                                    -------------        -------------        -------------       -------------
CLASS III SHARES
 Issued                                                   686,759              964,676               63,858              60,856
 Reinvested                                                40,583               24,176                8,204                  --
 Redeemed                                                (497,918)          (1,250,045)             (54,073)             (9,042)
                                                    -------------        -------------        -------------       -------------
                                                          229,424             (261,193)              17,989              51,814
                                                    -------------        -------------        -------------       -------------
CLASS IV SHARES
 Issued                                                   614,731              420,977(a)           149,917             323,032(a)
 Issued in connection with merger                              --            5,789,853                   --           2,250,088
 Reinvested                                               267,653              101,932(a)           219,207                  --
 Redeemed                                                (917,931)          (2,747,456)(a)         (638,110)           (352,430)(a)
                                                    -------------        -------------        -------------       -------------
                                                          (35,547)           3,565,306             (268,986)          2,220,690
                                                    =============        =============        =============       =============

---------------
(a) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004




                                                                 MONEY MARKET                            MONEY MARKET II
                                                     -------------------------------------    -------------------------------------
                                                        YEAR ENDED           YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004   DECEMBER 31, 2003
                                                    -----------------    -----------------    -----------------   -----------------
CAPITAL TRANSACTIONS:
CLASS I SHARES*
 Proceeds from shares issued                         $   989,329,590      $ 4,568,404,119      $ 1,774,013,866      $ 656,324,317
 Dividends reinvested                                     10,923,966           14,431,650              876,584            251,131
 Cost of shares redeemed                              (1,350,618,631)      (5,445,670,886)      (1,729,806,135)      (618,880,873)
                                                     ---------------      ---------------      ---------------      -------------
                                                        (350,365,075)        (862,835,117)          45,084,315         37,694,575
                                                     ---------------      ---------------      ---------------      -------------
CLASS IV SHARES
 Proceeds from shares issued                              39,499,580           33,828,214(a)                --                 --
 Proceeds from shares issued in connection
  with merger                                                     --          131,179,154                   --                 --
 Dividends reinvested                                        798,082              574,852(a)                --                 --
 Cost of shares redeemed                                 (59,397,618)         (62,065,333)(a)               --                 --
                                                     ---------------      ---------------      ---------------      -------------
                                                         (19,099,956)         103,516,887                   --                 --
                                                     ---------------      ---------------      ---------------      -------------
CLASS V SHARES
 Proceeds from shares issued                             341,959,000          367,084,493                   --                 --
 Dividends reinvested                                      3,341,605            2,742,364                   --                 --
 Cost of shares redeemed                                (230,893,361)        (329,467,207)                  --                 --
                                                     ---------------      ---------------      ---------------      -------------
                                                         114,407,244           40,359,650                   --                 --
                                                     ---------------      ---------------      ---------------      -------------
Change in net assets from capital transactions       $  (255,057,787)     $  (718,958,580)     $    45,084,315      $  37,694,575
                                                     ===============      ===============      ===============      =============
SHARE TRANSACTIONS:
CLASS I SHARES*
 Issued                                                  989,329,590        4,568,404,119        1,774,013,866        656,324,316
 Reinvested                                               10,923,966           14,431,650              876,584            251,131
 Redeemed                                             (1,350,618,631)      (5,445,670,886)      (1,729,806,135)      (618,880,873)
                                                     ---------------      ---------------      ---------------      -------------
                                                        (350,365,075)        (862,835,117)          45,084,315         37,694,574
                                                     ---------------      ---------------      ---------------      -------------
CLASS IV SHARES
 Issued                                                   39,499,580           33,828,214(a)                --                 --
 Issued in connection with merger                                 --          131,179,504                   --                 --
 Reinvested                                                  798,082              574,852(a)                --                 --
 Redeemed                                                (59,397,618)         (62,065,333)(a)               --                 --
                                                     ---------------      ---------------      ---------------      -------------
                                                         (19,099,956)         103,517,237                   --                 --
                                                     ---------------      ---------------      ---------------      -------------
CLASS V SHARES
 Issued                                                  341,959,000          367,084,493                   --                 --
 Reinvested                                                3,341,605            2,742,364                   --                 --
 Redeemed                                               (230,893,361)        (329,467,207)                  --                 --
                                                     ---------------      ---------------      ---------------      -------------
                                                         114,407,244           40,359,650                   --                 --
                                                     ===============      ===============      ===============      =============

---------------
*    Gartmore GVIT Money Market Fund II shares have no class designation.

(a) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004



                                                                BALANCED                                MID CAP GROWTH
                                                  -------------------------------------    ----------------------------------------
                                                     YEAR ENDED           YEAR ENDED          YEAR ENDED            YEAR ENDED
                                                 DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004   DECEMBER 31, 2003(A)
                                                 -----------------    -----------------    -----------------   --------------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
 Proceeds from shares issued                        $ 19,002,819         $ 26,745,158        $ 38,341,745          $ 99,294,680(b)
 Proceeds from shares issued in connection
  with merger                                                 --                   --                  --           105,382,691
 Dividends reinvested                                  3,580,406            2,843,946                  --                    --
 Cost of shares redeemed                             (26,796,507)         (19,693,879)        (45,510,061)          (98,190,143)(b)
                                                    ------------         ------------        ------------          ------------
                                                      (4,213,282)           9,895,225          (7,168,316)          106,487,228
                                                    ------------         ------------        ------------          ------------
CLASS II SHARES
 Proceeds from shares issued                                  --                   --          13,422,296             2,363,960(b)
 Cost of shares redeemed                                      --                   --          (3,215,596)              (96,876)(b)
                                                    ------------         ------------        ------------          ------------
                                                              --                   --          10,206,700             2,267,084
                                                    ------------         ------------        ------------          ------------
CLASS III SHARES
 Proceeds from shares issued                                  --                   --           1,498,724             1,080,621(b)
 Proceeds from shares issued in connection
  with merger                                                 --                   --                  --               145,511
 Cost of shares redeemed                                      --                   --          (1,085,441)             (669,620)(b)
                                                    ------------         ------------        ------------          ------------
                                                              --                   --             413,283               556,512
                                                    ------------         ------------        ------------          ------------
CLASS IV SHARES
 Proceeds from shares issued                           3,240,774            3,361,331(b)        7,463,201             7,036,200
 Proceeds from shares issued in connection
  with merger                                                 --           59,267,431                  --                    --
 Dividends reinvested                                  1,007,550              697,321(b)               --                    --
 Cost of shares redeemed                              (7,089,451)         (19,453,763)(b)     (13,909,966)          (14,467,345)
                                                    ------------         ------------        ------------          ------------
                                                      (2,841,127)          43,872,320          (6,446,765)           (7,431,145)
                                                    ------------         ------------        ------------          ------------
Change in net assets from capital
  transactions                                      $ (7,054,409)        $ 53,767,545        $ (2,995,098)         $101,879,679
                                                    ============         ============        ============          ============
SHARE TRANSACTIONS:
CLASS I SHARES
 Issued                                                2,015,476            3,126,362           1,698,608             5,133,149(b)
 Issued in connection with merger                             --                   --                  --             6,376,823
 Reinvested                                              372,177              325,643                  --                    --
 Redeemed                                             (2,816,399)          (2,319,045)         (2,087,533)           (5,085,332)(b)
                                                    ------------         ------------        ------------          ------------
                                                        (428,746)           1,132,960            (388,925)            6,424,640
                                                    ------------         ------------        ------------          ------------
CLASS II SHARES
 Issued                                                       --                   --             610,830               116,297(b)
 Redeemed                                                     --                   --            (144,863)               (4,847)(b)
                                                    ------------         ------------        ------------          ------------
                                                              --                   --             465,967               111,450
                                                    ------------         ------------        ------------          ------------
CLASS III SHARES
 Issued                                                       --                   --              68,618                54,657(b)
 Issued in connection with merger                             --                   --                  --                 8,805
 Redeemed                                                     --                   --             (49,838)              (34,214)(b)
                                                    ------------         ------------        ------------          ------------
                                                              --                   --              18,780                29,248
                                                    ------------         ------------        ------------          ------------
CLASS IV SHARES
 Issued                                                  341,879              385,394(b)          340,335               388,891
 Issued in connection with merger                             --            7,199,989                  --                    --
 Reinvested                                              104,755               77,627(b)               --                    --
 Redeemed                                               (742,838)          (2,248,835)(b)        (634,507)             (792,162)
                                                    ------------         ------------        ------------          ------------
                                                        (296,204)           5,414,175            (294,172)             (403,271)
                                                    ============         ============        ============          ============

---------------
(a) Effective April 28, 2003, upon reorganization of Market Street Mid Cap Growth Fund, the existing shares of the Fund were designated Class IV Shares of the Gartmore Mid Cap Growth Fund

(b) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004



                                                   VALUE                        HIGH INCOME                  EQUITY 500 INDEX
                                        ---------------------------    -----------------------------    ---------------------------
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED     YEAR ENDED
                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                           2004            2003            2004             2003            2004          2003(A)
                                        -----------    ------------   -------------    -------------    ------------   ------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
 Proceeds from shares issued            $42,512,463    $ 21,468,200   $ 146,627,742    $ 223,527,805    $         --   $         --
 Dividends reinvested                     1,139,895         647,770      19,966,229       16,621,668              --             --
 Cost of shares redeemed                 (7,409,130)    (11,770,058)   (138,847,824)    (160,043,158)             --             --
                                        -----------    ------------   -------------    -------------    ------------   ------------
                                         36,243,228      10,345,912      27,746,147       80,106,315              --             --
                                        -----------    ------------   -------------    -------------    ------------   ------------
CLASS II SHARES
 Proceeds from shares issued             26,006,982       5,625,486(b)           --               --              --             --
 Dividends reinvested                       238,831          23,508(b)           --               --              --             --
 Cost of shares redeemed                 (1,431,736)        (54,177)(b)          --               --              --             --
                                        -----------    ------------   -------------    -------------    ------------   ------------
                                         24,814,077       5,594,817              --               --              --             --
                                        -----------    ------------   -------------    -------------    ------------   ------------
CLASS IV SHARES
 Proceeds from shares issued              6,318,800       5,287,230(c)           --               --      12,161,407     15,144,191
 Proceeds from shares issued in
   connection with merger                        --      38,687,395              --               --              --             --
 Dividends reinvested                       681,504         446,549(c)           --               --       7,507,987      4,701,733
 Cost of shares redeemed                 (7,060,437)     (6,944,202)(c)          --               --     (34,402,396)   (33,043,388)
                                        -----------    ------------   -------------    -------------    ------------   ------------
                                            (60,133)     37,476,972              --               --     (14,733,002)   (13,197,464)
                                        -----------    ------------   -------------    -------------    ------------   ------------
Change in net assets from capital
  transactions                          $60,997,172    $ 53,417,701   $  27,746,147    $  80,106,315    $(14,733,002)  $(13,197,464)
                                        ===========    ============   =============    =============    ============   ============
SHARE TRANSACTIONS:
CLASS I SHARES
 Issued                                   4,054,355       2,567,130      18,163,294       29,353,063              --             --
 Reinvested                                 105,861          73,588       2,485,756        2,156,292              --             --
 Redeemed                                  (714,509)     (1,497,167)    (17,265,939)     (21,076,437)             --             --
                                        -----------    ------------   -------------    -------------    ------------   ------------
                                          3,445,707       1,143,551       3,383,111       10,432,918              --             --
                                        -----------    ------------   -------------    -------------    ------------   ------------
CLASS II SHARES
 Issued                                   2,482,756         616,930(b)           --               --              --             --
 Reinvested                                  21,942           2,428(b)           --               --              --             --
 Redeemed                                  (134,989)         (5,588)(b)          --               --              --             --
                                        -----------    ------------   -------------    -------------    ------------   ------------
                                          2,369,709         613,770              --               --              --             --
                                        -----------    ------------   -------------    -------------    ------------   ------------
CLASS IV SHARES
 Issued                                     610,531         573,503(c)           --               --       1,536,379      2,292,786
 Issued in connection with merger                --       4,988,136              --               --              --             --
 Reinvested                                  63,774          48,629(c)           --               --         939,606        738,105
 Redeemed                                  (679,233)       (773,812)(c)          --               --      (4,333,496)    (5,044,493)
                                        -----------    ------------   -------------    -------------    ------------   ------------
                                             (4,928)      4,836,456              --               --      (1,857,511)    (2,013,602)
                                        ===========    ============   =============    =============    ============   ============

---------------
(a) Effective April 28, 2003, upon reorganization of Market Street Equity 500 Index Fund, the existing shares of the Fund were designated Class IV shares of the GVIT Equity 500 Index Fund.

(b) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(c) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004



                                                            MULTI SECTOR BOND                         SMALL CAP VALUE
                                                  -------------------------------------    -------------------------------------
                                                     YEAR ENDED           YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                 DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004   DECEMBER 31, 2003
                                                 -----------------    -----------------    -----------------   -----------------
CAPITAL TRANSACTIONS:
CLASS I CAPITAL TRANSACTIONS:
 Proceeds from shares issued                        $ 41,465,680         $ 86,794,686        $  82,045,644       $ 283,367,039
 Dividends reinvested                                 11,466,245           12,019,620           52,318,109               2,618
 Cost of shares redeemed                             (44,175,581)         (95,208,137)        (154,125,647)       (282,856,984)
                                                    ------------         ------------        -------------       -------------
                                                       8,756,344            3,606,169          (19,761,894)            512,673
                                                    ------------         ------------        -------------       -------------
CLASS II CAPITAL TRANSACTIONS:
 Proceeds from shares issued                                  --                   --           22,405,469          14,921,396
 Dividends reinvested                                         --                   --            2,917,492                  --
 Cost of shares redeemed                                      --                   --           (4,389,395)         (1,133,929)
                                                    ------------         ------------        -------------       -------------
                                                              --                   --           20,933,566          13,787,467
                                                    ------------         ------------        -------------       -------------
CLASS III CAPITAL TRANSACTIONS:
 Proceeds from shares issued                                  --                   --            2,497,277           2,433,404
 Dividends reinvested                                         --                   --              140,786                   4
 Cost of shares redeemed                                      --                   --           (3,277,456)           (204,402)
                                                    ------------         ------------        -------------       -------------
                                                              --                   --             (639,393)          2,229,006
                                                    ------------         ------------        -------------       -------------
CLASS IV CAPITAL TRANSACTIONS:
 Proceeds from shares issued                                  --                   --            7,649,124           6,552,015(a)
 Proceeds from shares issued in connection
  with merger                                                 --                   --                   --          38,499,981
 Dividends reinvested                                         --                   --            4,061,351                  --
 Cost of shares redeemed                                      --                   --          (11,543,126)        (12,026,613)(a)
                                                    ------------         ------------        -------------       -------------
                                                              --                   --              167,349          33,025,383
                                                    ------------         ------------        -------------       -------------
Change in net assets from capital transactions      $  8,756,344         $  3,606,169        $     699,628       $  49,554,529
                                                    ============         ============        =============       =============
SHARE TRANSACTIONS:
CLASS I SHARE TRANSACTIONS:
 Issued                                                4,199,606            9,091,339            6,753,115          31,436,669
 Reinvested                                            1,165,350            1,246,618            4,142,368                 374
 Redeemed                                             (4,497,742)          (9,922,086)         (12,991,841)        (32,925,200)
                                                    ------------         ------------        -------------       -------------
                                                         867,214              415,871           (2,096,358)         (1,488,157)
                                                    ------------         ------------        -------------       -------------
CLASS II SHARE TRANSACTIONS:
 Issued                                                       --                   --            1,868,697           1,522,549
 Reinvested                                                   --                   --              232,284                  --
 Redeemed                                                     --                   --             (370,418)           (121,848)
                                                    ------------         ------------        -------------       -------------
                                                              --                   --            1,730,563           1,400,701
                                                    ------------         ------------        -------------       -------------
CLASS III SHARE TRANSACTIONS:
 Issued                                                       --                   --              203,927             233,946
 Reinvested                                                   --                   --               11,129                   1
 Redeemed                                                     --                   --             (276,458)            (20,533)
                                                    ------------         ------------        -------------       -------------
                                                              --                   --              (61,402)            213,414
                                                    ------------         ------------        -------------       -------------
CLASS IV SHARE TRANSACTIONS:
 Issued                                                       --                   --              634,685             696,382(a)
 Issued in connection with merger                             --                   --                   --           5,139,972
 Reinvested                                                   --                   --              321,564                  --
 Redeemed                                                     --                   --             (976,493)         (1,180,243)(a)
                                                    ------------         ------------        -------------       -------------
                                                              --                   --              (20,244)          4,656,111
                                                    ============         ============        =============       =============

---------------
(a) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004



                                              SMALL CAP GROWTH               WORLDWIDE LEADERS                MID CAP INDEX
                                        ----------------------------    ---------------------------    ----------------------------
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           2004            2003            2004            2003            2004            2003
                                       ------------    -------------    -----------    ------------    ------------   -------------
CAPITAL TRANSACTIONS:
CLASS I CAPITAL TRANSACTIONS:
 Proceeds from shares issued           $ 65,684,679    $ 202,240,744    $ 1,810,036    $ 66,131,740    $ 92,861,658   $ 181,859,457
 Dividends reinvested                            --               --             --              --      15,024,967       1,602,091
 Cost of shares redeemed                (84,230,503)    (181,618,660)    (4,522,861)    (73,217,523)    (63,446,695)   (134,974,983)
                                       ------------    -------------    -----------    ------------    ------------   -------------
                                        (18,545,824)      20,622,084     (2,712,825)     (7,085,783)     44,439,930      48,486,565
                                       ------------    -------------    -----------    ------------    ------------   -------------
CLASS II CAPITAL TRANSACTIONS:
 Proceeds from shares issued              8,459,820       17,070,698             --              --       9,656,717       6,570,982
 Dividends reinvested                            --               --             --              --         403,865          12,554
 Cost of shares redeemed                 (3,277,063)     (11,206,152)            --              --      (4,212,796)       (935,666)
                                       ------------    -------------    -----------    ------------    ------------   -------------
                                          5,182,757        5,864,546             --              --       5,847,786       5,647,870
                                       ------------    -------------    -----------    ------------    ------------   -------------
CLASS III CAPITAL TRANSACTIONS:
 Proceeds from shares issued                768,352        1,542,102      3,923,836       5,618,261(a)           --              --
 Cost of shares redeemed                   (903,195)        (674,184)    (3,361,129)       (697,105)(a)          --              --
                                       ------------    -------------    -----------    ------------    ------------   -------------
                                           (134,843)         867,918        562,707       4,921,156              --              --
                                       ------------    -------------    -----------    ------------    ------------   -------------
Change in net assets from capital
 transactions                          $(13,497,910)   $  27,354,548    $(2,150,118)   $ (2,164,627)   $ 50,287,716   $  54,134,435
                                       ============    =============    ===========    ============    ============   =============
CLASS I SHARE TRANSACTIONS:
 Issued                                   4,955,945       17,817,897        183,254       9,934,250       6,041,748      14,477,774
 Reinvested                                      --               --             --              --         915,623         124,389
 Redeemed                                (6,417,401)     (16,100,872)      (477,235)    (10,835,058)     (4,194,943)    (11,269,236)
                                       ------------    -------------    -----------    ------------    ------------   -------------
                                         (1,461,456)       1,717,025       (293,981)       (900,808)      2,762,428       3,332,927
                                       ------------    -------------    -----------    ------------    ------------   -------------
CLASS II SHARE TRANSACTIONS:
 Issued                                     657,393        1,541,549             --              --         634,817         510,468
 Reinvested                                      --               --             --              --          24,589             928
 Redeemed                                  (252,516)      (1,028,164)            --              --        (278,161)        (76,759)
                                       ------------    -------------    -----------    ------------    ------------   -------------
                                            404,877          513,385             --              --         381,245         434,637
                                       ------------    -------------    -----------    ------------    ------------   -------------
CLASS III SHARE TRANSACTIONS:
 Issued                                      59,336          136,858        419,365         707,953(a)           --              --
 Redeemed                                   (67,004)         (62,879)      (362,870)        (80,065)(a)          --              --
                                       ------------    -------------    -----------    ------------    ------------   -------------
                                             (7,668)          73,979         56,495         627,888              --              --
                                       ============    =============    ===========    ============    ============   =============

---------------
(a) For the period from May 2, 2003 (commencement of operations) through December 31, 2003.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004



                                               GLOBAL TECHNOLOGY
                                              AND COMMUNICATIONS           GLOBAL HEALTH SCIENCES           NATIONWIDE LEADERS
                                          ---------------------------    ---------------------------    ---------------------------
                                          YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                         DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                             2004            2003           2004            2003            2004           2003
                                         ------------    -----------    ------------    ------------    -----------     -----------
CAPITAL TRANSACTIONS:
CLASS I SHARES
 Proceeds from shares issued             $ 13,348,148    $12,803,928    $  7,063,842    $  6,829,948    $   778,642     $ 1,412,216
 Dividends reinvested                              --             --          28,764         485,439         16,148             667
 Cost of shares redeemed                   (9,682,763)    (9,808,131)     (4,003,735)     (3,351,412)      (514,245)     (1,240,038)
                                         ------------    -----------    ------------    ------------    -----------     -----------
                                            3,665,385      2,995,797       3,088,871       3,963,975        280,545         172,845
                                         ------------    -----------    ------------    ------------    -----------     -----------
CLASS II SHARES
 Proceeds from shares issued                4,248,694      2,684,836(a)    2,408,238       2,230,568(a)          --              --
 Dividends reinvested                              --             --          18,194         230,524(a)          --              --
 Cost of shares redeemed                   (3,829,138)      (624,612)(a)  (1,599,362)       (124,602)(a)         --              --
                                         ------------    -----------    ------------    ------------    -----------     -----------
                                              419,556      2,060,224         827,070       2,336,490             --              --
                                         ------------    -----------    ------------    ------------    -----------     -----------
CLASS III SHARES
 Proceeds from shares issued               12,911,950     31,233,358      31,609,821      26,421,259      2,975,997       3,147,132
 Dividends reinvested                              --             --         148,722       2,950,166        170,723          17,036
 Cost of shares redeemed                  (22,278,002)    (9,058,451)    (20,508,099)    (17,146,737)    (3,555,734)     (4,537,143)
                                         ------------    -----------    ------------    ------------    -----------     -----------
                                           (9,366,052)    22,174,907      11,250,444      12,224,688       (409,014)     (1,372,975)
                                         ------------    -----------    ------------    ------------    -----------     -----------
CLASS VI SHARES
 Proceeds from shares issued                2,727,660(b)          --       5,746,069(b)           --             --              --
 Cost of shares redeemed                     (270,609)(b)         --        (907,600)(b)          --             --              --
                                         ------------    -----------    ------------    ------------    -----------     -----------
                                            2,457,051             --       4,838,469              --             --              --
                                         ------------    -----------    ------------    ------------    -----------     -----------
Change in net assets from capital
  transactions                           $ (2,824,060)   $27,230,928    $ 20,004,854    $ 18,525,153    $  (128,469)    $(1,200,130)
                                         ============    ===========    ============    ============    ===========     ===========
SHARE TRANSACTIONS:
CLASS I SHARES
 Issued                                     3,535,990      4,120,360         682,900         683,944         62,651         132,333
 Reinvested                                        --             --           2,817          49,034          1,169              70
 Redeemed                                  (2,633,623)    (3,074,060)       (390,960)       (333,091)       (41,447)       (113,647)
                                         ------------    -----------    ------------    ------------    -----------     -----------
                                              902,367      1,046,300         294,757         399,887         22,373          18,756
                                         ------------    -----------    ------------    ------------    -----------     -----------
CLASS II SHARES
 Issued                                     1,084,304        746,394(a)      231,007         213,068(a)          --              --
 Reinvested                                        --             --           1,785          23,309(a)          --              --
 Redeemed                                  (1,034,233)      (173,668)(a)    (155,966)        (12,057)(a)         --              --
                                         ------------    -----------    ------------    ------------    -----------     -----------
                                               50,071        572,726          76,826         224,320             --              --
                                         ------------    -----------    ------------    ------------    -----------     -----------
CLASS III SHARES
 Issued                                     3,334,188      9,471,667       3,030,056       2,699,488        234,709         315,807
 Reinvested                                        --             --          14,537         297,396         12,344           1,814
 Redeemed                                  (6,455,511)    (2,955,644)     (2,043,885)     (1,709,366)      (294,264)       (469,788)
                                         ------------    -----------    ------------    ------------    -----------     -----------
                                           (3,121,323)     6,516,023       1,000,708       1,287,518        (47,211)       (152,167)
                                         ------------    -----------    ------------    ------------    -----------     -----------
CLASS VI SHARES
 Issued                                       775,393(b)          --         557,949(b)           --             --              --
 Redeemed                                     (79,440)(b)         --         (92,739)(b)          --             --              --
                                         ------------    -----------    ------------    ------------    -----------     -----------
                                              695,953             --         465,210              --             --              --
                                         ============    ===========    ============    ============    ===========     ===========

---------------
(a) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(b) For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004



                                            EMERGING MARKETS             INTERNATIONAL GROWTH            INTERNATIONAL VALUE
                                       ---------------------------    ---------------------------    ---------------------------
                                       YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                          2004            2003           2004            2003            2004           2003
                                      ------------    ------------    -----------    ------------    ------------   ------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
 Proceeds from shares issued          $ 17,689,956    $ 14,169,070    $ 1,857,450    $ 32,428,946    $  6,048,733   $  3,257,092(a)
 Dividends reinvested                    1,792,695          78,053         28,665              --          50,082             --
 Cost of shares redeemed               (16,936,351)    (13,552,644)    (2,343,099)    (37,571,919)     (1,044,136)    (2,793,681)(a)
                                      ------------    ------------    -----------    ------------    ------------   ------------
                                         2,546,300         694,479       (456,984)     (5,142,973)      5,054,679        463,411
                                      ------------    ------------    -----------    ------------    ------------   ------------
CLASS II SHARES
 Proceeds from shares issued            11,140,398      88,992,985             --              --       7,826,097     11,109,788(a)
 Dividends reinvested                      727,528           6,845             --              --          75,408             --
 Cost of shares redeemed               (10,346,782)    (85,005,385)            --              --      (6,496,630)    (9,822,204)(a)
                                      ------------    ------------    -----------    ------------    ------------   ------------
                                         1,521,144       3,994,445             --              --       1,404,875      1,287,584
                                      ------------    ------------    -----------    ------------    ------------   ------------
CLASS III SHARES
 Proceeds from shares issued            46,954,657      33,299,281      6,765,019       4,524,858      57,309,558     72,969,275(a)
 Dividends reinvested                    5,888,335         131,737         94,733              --         732,953             --
 Cost of shares redeemed               (34,383,311)    (10,258,877)    (2,953,589)     (1,361,492)     (6,188,891)   (65,134,971)(a)
                                      ------------    ------------    -----------    ------------    ------------   ------------
                                        18,459,681      23,172,141      3,906,163       3,163,366      51,853,620      7,834,304
                                      ------------    ------------    -----------    ------------    ------------   ------------
CLASS IV SHARES
 Proceeds from shares issued                    --              --             --              --       4,137,833      7,143,440(b)
 Dividends reinvested                           --              --             --              --       1,686,821      1,575,261(b)
 Cost of shares redeemed                        --              --             --              --     (20,851,756)   (10,131,732)(b)
                                      ------------    ------------    -----------    ------------    ------------   ------------
                                                --              --             --              --     (15,027,102)    (1,413,031)
                                      ------------    ------------    -----------    ------------    ------------   ------------
CLASS VI SHARES
 Proceeds from shares issued             9,280,798(c)           --             --              --      12,222,388(c)          --
 Dividends reinvested                      704,137(c)           --             --              --          54,819(c)          --
 Cost of shares redeemed                (1,596,958)(c)          --             --              --        (449,381)(c)         --
                                      ------------    ------------    -----------    ------------    ------------   ------------
                                         8,387,977              --             --              --      11,827,826             --
                                      ------------    ------------    -----------    ------------    ------------   ------------
Change in net assets from capital
 transactions                         $ 30,915,102    $ 27,861,065    $ 3,449,179    $ (1,979,607)   $ 55,113,898   $  8,172,268
                                      ============    ============    ===========    ============    ============   ============
SHARE TRANSACTIONS:
CLASS I SHARES
 Issued                                  1,694,553       1,866,041        282,973       7,019,913         431,831        292,441(a)
 Reinvested                                167,436          10,132          4,026              --           3,527             --
 Redeemed                               (1,716,002)     (1,820,661)      (359,719)     (7,909,063)        (75,465)      (251,537)(a)
                                      ------------    ------------    -----------    ------------    ------------   ------------
                                           145,987          55,512        (72,720)       (889,150)        359,893         40,904
                                      ------------    ------------    -----------    ------------    ------------   ------------
CLASS II SHARES
 Issued                                  1,053,978      12,010,767             --              --         573,792        960,051(a)
 Reinvested                                 68,201             916             --              --           5,443             --
 Redeemed                               (1,011,686)    (11,439,853)            --              --        (476,865)      (845,692)(a)
                                      ------------    ------------    -----------    ------------    ------------   ------------
                                           110,493         571,830             --              --         102,370        114,359
                                      ------------    ------------    -----------    ------------    ------------   ------------
CLASS III SHARES
 Issued                                  4,439,140       4,119,991      1,036,648         868,245       4,113,554      6,872,822(a)
 Reinvested                                550,472          16,797         13,287              --          52,134             --
 Redeemed                               (3,581,855)     (1,279,424)      (465,078)       (253,412)       (453,452)    (6,144,674)(a)
                                      ------------    ------------    -----------    ------------    ------------   ------------
                                         1,407,757       2,857,364        584,857         614,833       3,712,236        728,148
                                      ------------    ------------    -----------    ------------    ------------   ------------
CLASS IV SHARES
 Issued                                         --              --             --              --         260,036        646,609(b)
 Reinvested                                     --              --             --              --         121,246        170,115(b)
 Redeemed                                       --              --             --              --      (1,470,619)    (1,006,465)(b)
                                      ------------    ------------    -----------    ------------    ------------   ------------
                                                --              --             --              --      (1,089,337)      (189,741)
                                      ------------    ------------    -----------    ------------    ------------   ------------
CLASS VI SHARES
 Issued                                    920,316(c)           --             --              --         872,132(c)          --
 Reinvested                                 65,746(c)           --             --              --           3,811(c)          --
 Redeemed                                 (167,617)(c)          --             --              --         (33,027)(c)         --
                                      ------------    ------------    -----------    ------------    ------------   ------------
                                           818,445              --             --              --         842,916             --
                                      ============    ============    ===========    ============    ============   ============

---------------
(a) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(b) Effective April 28, 2003, upon reorganization of Market Street International Fund, the existing shares of the Fund were designated Class IV shares of the Dreyfus International Value Fund.
(c) For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004



                                                  AGGRESSIVE                MODERATELY AGGRESSIVE                MODERATE
                                          ---------------------------    ---------------------------    ---------------------------
                                          YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                         DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                             2004            2003           2004            2003            2004           2003
                                         ------------    ------------   ------------    ------------    ------------   ------------
CAPITAL TRANSACTIONS:
CLASS II SHARES
 Proceeds from shares issued             $234,106,970(a) $ 83,857,615   $398,084,101(a) $190,374,741    $492,446,066(a)$347,615,889
 Dividends reinvested                       9,712,979(a)    1,759,329     18,439,685(a)    2,479,364      23,091,113(a)   6,838,850
 Cost of shares redeemed                  (30,005,562)(a) (23,831,279)   (22,518,213)(a) (13,892,783)    (27,752,291)(a)(15,316,412)
                                         ------------    ------------   ------------    ------------    ------------   ------------
                                          213,814,387      61,785,665    394,005,573     178,961,322     487,784,888    339,138,327
                                         ------------    ------------   ------------    ------------    ------------   ------------
CLASS VI SHARES
 Proceeds from shares issued                  425,539(b)           --      2,680,602(b)           --       9,284,226(b)          --
 Dividends reinvested                          10,821(b)           --         52,194(b)           --         135,964(b)          --
 Cost of shares redeemed                      (24,629)(b)          --       (139,890)(b)          --        (534,046)(b)         --
                                         ------------    ------------   ------------    ------------    ------------   ------------
                                              411,731              --      2,592,906              --       8,886,144             --
                                         ------------    ------------   ------------    ------------    ------------   ------------
Change in net assets from capital
 transactions                            $214,226,118    $ 61,785,665   $396,598,479    $178,961,322    $496,671,032   $339,138,327
                                         ============    ============   ============    ============    ============   ============
SHARE TRANSACTIONS:
CLASS II SHARES
 Issued                                    21,830,654(a)    8,947,150     36,764,518(a)   20,195,284      46,046,676(a)  36,222,806
 Reinvested                                   863,349(a)      173,839      1,643,064(a)      255,487       2,117,183(a)     690,206
 Redeemed                                  (2,872,548)(a)  (2,508,884)    (2,100,549)(a)  (1,505,077)     (2,611,054)(a) (1,655,473)
                                         ------------    ------------   ------------    ------------    ------------   ------------
                                           19,821,455       6,612,105     36,307,033      18,945,694      45,552,805     35,257,539
                                         ------------    ------------   ------------    ------------    ------------   ------------
CLASS VI SHARES
 Issued                                        39,729(b)           --        247,307(b)           --         873,389(b)          --
 Reinvested                                       950(b)           --          4,580(b)           --          12,350(b)          --
 Redeemed                                      (2,439)(b)          --        (12,768)(b)          --         (51,041)(b)         --
                                         ------------    ------------   ------------    ------------    ------------   ------------
                                               38,240              --        239,119              --         834,698             --
                                         ============    ============   ============    ============    ============   ============

---------------
(a) On April 30, 2004, the existing share Class of the Funds was renamed Class II Shares.

(b) For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004



                                                           MODERATELY CONSERVATIVE                       CONSERVATIVE
                                                     -------------------------------------    -------------------------------------
                                                        YEAR ENDED           YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004   DECEMBER 31, 2003
                                                    -----------------    -----------------    -----------------   -----------------
CAPITAL TRANSACTIONS:
CLASS II SHARES
 Proceeds from shares issued                           $166,759,578(a)      $156,313,584        $100,983,002(a)      $131,243,376
 Dividends reinvested                                    10,515,242(a)         4,477,817           7,815,483(a)         4,451,138
 Cost of shares redeemed                                (26,475,605)(a)      (18,618,982)        (46,226,403)(a)      (42,972,713)
                                                       ------------         ------------        ------------         ------------
                                                        150,799,215          142,172,419          62,572,082           92,721,801
                                                       ------------         ------------        ------------         ------------
CLASS VI SHARES
 Proceeds from shares issued                                817,280(b)                --           1,645,576(b)                --
 Dividends reinvested                                        11,159(b)                --              27,690(b)                --
 Cost of shares redeemed                                   (131,767)(b)               --            (242,136)(b)               --
                                                       ------------         ------------        ------------         ------------
                                                            696,672                   --           1,431,130                   --
                                                       ------------         ------------        ------------         ------------
Change in net assets from capital transactions         $151,495,887         $142,172,419        $ 64,003,212         $ 92,721,801
                                                       ============         ============        ============         ============
SHARE TRANSACTIONS:
CLASS II SHARES
 Issued                                                  15,804,279(a)        15,964,121           9,753,470(a)        13,121,722
 Reinvested                                                 986,049(a)           445,022             754,197(a)           438,700
 Redeemed                                                (2,503,232)(a)       (1,889,016)         (4,462,685)(a)       (4,276,783)
                                                       ------------         ------------        ------------         ------------
                                                         14,287,096           14,520,127           6,044,982            9,283,639
                                                       ------------         ------------        ------------         ------------
CLASS VI SHARES
 Issued                                                      77,407(b)                --             160,003(b)                --
 Reinvested                                                   1,038(b)                --               2,667(b)                --
 Redeemed                                                   (12,487)(b)               --             (23,447)(b)               --
                                                       ------------         ------------        ------------         ------------
                                                             65,958                   --             139,223                   --
                                                       ============         ============        ============         ============

---------------
(a) On April 30, 2004, the existing share Class of the Funds was renamed Class II Shares.

(b) For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


                                                             U.S. GROWTH LEADERS                       GLOBAL UTILITIES
                                                     -------------------------------------    -------------------------------------
                                                        YEAR ENDED           YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004   DECEMBER 31, 2003
                                                    -----------------    -----------------    -----------------   -----------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
 Proceeds from shares issued                           $  5,960,920         $ 15,331,231         $ 4,019,864         $ 2,012,238
 Dividends reinvested                                       254,355              416,890             230,459               3,939
 Cost of shares redeemed                                 (6,400,463)         (10,654,656)         (1,096,781)         (1,202,747)
                                                       ------------         ------------         -----------         -----------
                                                           (185,188)           5,093,465           3,153,542             813,430
                                                       ------------         ------------         -----------         -----------
CLASS II SHARES
 Proceeds from shares issued                              7,795,254            3,997,699(a)          387,374           1,226,778(b)
 Dividends reinvested                                       299,997              262,487(a)           55,513               2,379(b)
 Cost of shares redeemed                                 (2,317,336)            (216,508)(a)        (680,957)           (262,724)(b)
                                                       ------------         ------------         -----------         -----------
                                                          5,777,915            4,043,678            (238,070)            966,433
                                                       ------------         ------------         -----------         -----------
CLASS III SHARES
 Proceeds from shares issued                              8,789,593           53,474,003          22,718,673           4,368,443
 Dividends reinvested                                     1,881,507            3,599,508           1,567,660              31,006
 Cost of shares redeemed                                (33,809,808)         (15,780,751)         (3,737,773)         (2,035,130)
                                                       ------------         ------------         -----------         -----------
                                                        (23,138,708)          41,292,760          20,548,560           2,364,319
                                                       ------------         ------------         -----------         -----------
Change in net assets from capital transactions         $(17,545,981)        $ 50,429,903         $23,464,032         $ 4,144,182
                                                       ============         ============         ===========         ===========
SHARE TRANSACTIONS:
CLASS I SHARES
 Issued                                                     563,139            1,532,591             384,984             247,853
 Reinvested                                                  24,253               38,744              20,666                 451
 Redeemed                                                  (613,428)          (1,057,289)           (110,400)           (150,583)
                                                       ------------         ------------         -----------         -----------
                                                            (26,036)             514,046             295,250              97,721
                                                       ------------         ------------         -----------         -----------
CLASS II SHARES
 Issued                                                     734,900              377,442(a)           41,123             150,495(b)
 Reinvested                                                  28,516               24,349(a)            5,018                 272(b)
 Redeemed                                                  (227,455)             (20,708)(a)         (70,325)            (31,876)(b)
                                                       ------------         ------------         -----------         -----------
                                                            535,961              381,083             (24,184)            118,891
                                                       ------------         ------------         -----------         -----------
CLASS III SHARES
 Issued                                                     810,698            5,664,204           2,253,756             543,283
 Reinvested                                                 178,838              332,980             140,330               3,591
 Redeemed                                                (3,226,633)          (1,762,695)           (371,975)           (259,063)
                                                       ------------         ------------         -----------         -----------
                                                         (2,237,097)           4,234,489           2,022,111             287,811
                                                       ============         ============         ===========         ===========

---------------
(a) For the period from March 21, 2003 (commencement of operations) through December 31, 2003.

(b) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004



                                                       GLOBAL FINANCIAL SERVICES                     DEVELOPING MARKETS
                                                  -------------------------------------    ----------------------------------------
                                                     YEAR ENDED           YEAR ENDED          YEAR ENDED            YEAR ENDED
                                                 DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004   DECEMBER 31, 2003(A)
                                                 -----------------    -----------------    -----------------   --------------------
CAPITAL TRANSACTIONS:
CLASS I SHARES
 Proceeds from shares issued                        $  2,552,458         $ 4,138,661         $          --         $          --
 Dividends reinvested                                    283,440             306,338                    --                    --
 Cost of shares redeemed                              (2,337,109)         (1,734,955)                   --                    --
                                                    ------------         -----------         -------------         -------------
                                                         498,789           2,710,044                    --                    --
                                                    ------------         -----------         -------------         -------------
CLASS II SHARES
 Proceeds from shares issued                           2,035,636           1,246,725(b)        139,079,878           293,180,381
 Dividends reinvested                                    136,178              82,209(b)          6,946,293                77,022
 Cost of shares redeemed                              (1,333,003)           (434,549)(b)      (133,415,989)         (254,536,848)
                                                    ------------         -----------         -------------         -------------
                                                         838,811             894,385            12,610,182            38,720,555
                                                    ------------         -----------         -------------         -------------
CLASS III SHARES
 Proceeds from shares issued                          15,215,307           6,754,567                    --                    --
 Dividends reinvested                                  1,427,097           1,152,063                    --                    --
 Cost of shares redeemed                             (10,085,035)         (3,929,915)                   --                    --
                                                    ------------         -----------         -------------         -------------
                                                       6,557,369           3,976,715                    --                    --
                                                    ------------         -----------         -------------         -------------
Change in net assets from capital
 transactions                                       $  7,894,969         $ 7,581,144         $  12,610,182         $  38,720,555
                                                    ============         ===========         =============         =============
SHARE TRANSACTIONS:
CLASS I SHARES
 Issued                                                  211,272             401,664                    --                    --
 Reinvested                                               22,515              27,131                    --                    --
 Redeemed                                               (195,070)           (179,129)                   --                    --
                                                    ------------         -----------         -------------         -------------
                                                          38,717             249,666                    --                    --
                                                    ------------         -----------         -------------         -------------
CLASS II SHARES
 Issued                                                  169,047             115,619(b)         12,668,914            38,494,905
 Reinvested                                               10,850               7,293(b)            677,427                 8,823
 Redeemed                                               (113,378)            (42,590)(b)       (12,813,855)          (34,139,262)
                                                    ------------         -----------         -------------         -------------
                                                          66,519              80,322               532,486             4,364,466
                                                    ------------         -----------         -------------         -------------
CLASS III SHARES
 Issued                                                1,253,232             660,966                    --                    --
 Reinvested                                              113,503             102,138                    --                    --
 Redeemed                                               (857,323)           (412,275)                   --                    --
                                                    ------------         -----------         -------------         -------------
                                                         509,412             350,829                    --                    --
                                                    ============         ===========         =============         =============

---------------
(a) Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.

(b) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


3. TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreements, Gartmore Global Asset Management Trust ("GGAMT") manages the investment of the assets and supervises the daily business affairs of the Emerging Markets, International Growth, Global Utilities, Global Financial Services, and Developing Markets Funds of the Trust. Pursuant to a similar Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust ("GMF") provides these services to the remaining Funds. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), a holding company. GGI is a majority owned subsidiary of GGAMT. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GMF and GGAMT also provide investment management evaluation services in initially selecting and monitoring, on an ongoing basis the performance of the subadvisers, if any, for the Funds that GMF or GGAMT, as appropriate, advises. The subadvisers listed below manage all or a portion of their respective Fund's investments and have the responsibility for making all investment decisions for that portion of the applicable Fund unless otherwise indicated. Additional information regarding the subadvised Funds is as follows:


FUND                                      SUBADVISER(S)
--------------------------------------------------------------------------------
Small Company *                           - The Dreyfus Corporation
                                          - Neuberger Berman, LLC
                                          - Gartmore Global Partners**
                                          - Strong Capital Management, Inc.
                                            prior to June 14, 2004.
                                          - American Century Investment
                                            Management Company after June 14,
                                            2004.
                                          - Morgan Stanley Investments
                                            Management, Inc. after June 14, 2004.
                                          - Waddell & Reed Investment Management
                                            Company
--------------------------------------------------------------------------------
Balanced                                  - JPMorgan Investment Management, Inc.
--------------------------------------------------------------------------------
Value                                     - Van Kampen Asset Management, Inc.
--------------------------------------------------------------------------------
                                          - Federated Investment Management
High Income Bond                            Company
--------------------------------------------------------------------------------
Equity 500 Index                          - SSgA Funds Management, Inc.
--------------------------------------------------------------------------------
                                          - Morgan Stanley Investments
Multi Sector Bond                           Management, Inc.
--------------------------------------------------------------------------------
Small Cap Value *                         - The Dreyfus Corporation
                                          - JPMorgan Investment Management, Inc.
--------------------------------------------------------------------------------
                                          - Waddell & Reed Investment Management
Small Cap Growth                            Company
                                          - Neuberger Berman, LLC prior to
                                            June 14, 2004.
                                          - Oberweis Asset Management, Inc.
                                            after June 14, 2004.
--------------------------------------------------------------------------------
Worldwide Leaders                         - Gartmore Global Partners**
--------------------------------------------------------------------------------
Mid Cap Index                             - The Dreyfus Corporation
--------------------------------------------------------------------------------
Emerging Markets                          - Gartmore Global Partners**
--------------------------------------------------------------------------------
International Growth                      - Gartmore Global Partners**
--------------------------------------------------------------------------------
International Value                       - The Dreyfus Corporation
--------------------------------------------------------------------------------
Global Utilities                          - Gartmore Global Partners**
--------------------------------------------------------------------------------
Global Financial Services                 - Gartmore Global Partners**
--------------------------------------------------------------------------------
Developing Markets                        - Gartmore Global Partners**
--------------------------------------------------------------------------------

* GMF, as investment adviser, directly manages a portion of these Funds. ** Affiliate of GMF and GGAMT.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


Under the terms of the Investment Advisory Agreements, each Fund pays its respective adviser an investment advisory fee based on that Fund's average daily net assets. From such fees, pursuant to the subadvisory agreements, the adviser pays fees to each applicable subadviser, if any. Additional information regarding investment advisory fees and subadvisory fees for GMF, GGAMT and the subadvisors, where applicable, is as follows for the year ended December 31, 2004:


                                                                                             FEE    TOTAL        FEES       PAID TO
FUND                                                                                    SCHEDULE     FEES    RETAINED   SUB-ADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide and Growth                                                           Up to $1 billion    0.60%       0.60%           N/A
                                                                                 Next $1 billion    0.58%       0.58%           N/A
                                                                                 Next $3 billion    0.55%       0.55%           N/A
                                                                              $5 billion or more    0.50%       0.50%           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Government Bond                                                                 Up to $1 billion    0.50%       0.50%           N/A
                                                                                 Next $1 billion    0.48%       0.48%           N/A
                                                                                 Next $3 billion    0.45%       0.45%           N/A
                                                                              $5 billion or more    0.40%       0.40%           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Small Company                                                                         All assets    0.93%       0.33%         0.60%
-----------------------------------------------------------------------------------------------------------------------------------
Money Market                                                                    Up to $1 billion    0.40%       0.40%           N/A
                                                                                 Next $1 billion    0.38%       0.38%           N/A
                                                                                 Next $3 billion    0.36%       0.36%           N/A
                                                                              $5 billion or more    0.34%       0.34%           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Money Market II                                                                 Up to $1 billion    0.50%       0.50%           N/A
                                                                                 Next $1 billion    0.48%       0.48%           N/A
                                                                                 Next $3 billion    0.46%       0.46%           N/A
                                                                              $5 billion or more    0.44%       0.44%           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Balanced                                                                      Up to $100 million    0.75%       0.40%         0.35%
                                                                            $100 million or more    0.70%       0.40%         0.30%
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                                Up to $200 million    0.75%       0.75%           N/A
                                                                            $200 million or more    0.70%       0.70%           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Value                                                                          Up to $50 million    0.80%       0.45%         0.35%
                                                                               Next $200 million    0.65%       0.35%         0.30%
                                                                               Next $250 million    0.60%       0.35%         0.25%
                                                                            $500 million or more    0.55%       0.35%         0.20%
-----------------------------------------------------------------------------------------------------------------------------------
High Income Bond                                                               Up to $50 million    0.80%       0.40%         0.40%
                                                                               Next $200 million    0.65%       0.40%         0.25%
                                                                               Next $250 million    0.60%       0.40%         0.20%
                                                                            $500 million or more    0.55%       0.40%         0.15%
-----------------------------------------------------------------------------------------------------------------------------------
Equity 500 Index                                                              Up to $200 million    0.24%       0.21%         0.03%
                                                                               Next $500 million    0.23%       0.21%         0.02%
                                                                            $700 million or more    0.22%       0.20%         0.02%
-----------------------------------------------------------------------------------------------------------------------------------
Multi Sector Bond                                                             Up to $200 million    0.75%       0.45%         0.30%
                                                                            $200 million or more    0.70%       0.45%         0.25%
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                               Up to $200 million    0.90%       0.40%         0.50%
                                                                            $200 million or more    0.85%       0.40%         0.45%
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                                                      All assets    0.95%       0.35%         0.60%
-----------------------------------------------------------------------------------------------------------------------------------
Worldwide Leaders                                                              Up to $50 million    1.00%       0.40%         0.60%
                                                                             $50 million or more    0.95%       0.40%         0.55%
-----------------------------------------------------------------------------------------------------------------------------------

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004




                                                                                             FEE    TOTAL        FEES       PAID TO
FUND                                                                                    SCHEDULE     FEES    RETAINED   SUB-ADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                                                 Up to $250 million    0.30%       0.20%         0.10%
                                                                               Next $250 million    0.29%       0.20%         0.09%
                                                                               Next $250 million    0.28%       0.20%         0.08%
                                                                               Next $250 million    0.27%       0.20%         0.07%
                                                                              $1 billion or more    0.25%       0.20%         0.05%
-----------------------------------------------------------------------------------------------------------------------------------
Global Technology and Communications                                          Up to $500 million    0.98%       0.98%           N/A
                                                                               Next $1.5 billion    0.93%       0.93%           N/A
                                                                                 Over $2 billion    0.88%       0.88%           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Global Health Sciences                                                        Up to $500 million    1.00%       1.00%           N/A
                                                                               Next $1.5 billion    0.95%       0.95%           N/A
                                                                                 Over $2 billion    0.90%       0.90%           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Leaders and                                                        Up to $500 million    0.90%       0.90%           N/A
US Growth Leaders*                                                             Next $1.5 billion    0.80%       0.80%           N/A
                                                                              $2 billion or more    0.75%       0.75%           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets and                                                          Up to $500 million    1.15%      0.575%        0.575%
Developing Markets                                                             Next $1.5 billion    1.10%      0.525%        0.575%
                                                                              $2 billion or more    1.05%      0.475%        0.575%
-----------------------------------------------------------------------------------------------------------------------------------
International Growth                                                          Up to $500 million    1.00%       0.50%         0.50%
                                                                               Next $1.5 billion    0.95%       0.45%         0.50%
                                                                              $2 billion or more    0.90%       0.40%         0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Global Financial Services                                                     Up to $500 million    1.00%       0.50%         0.50%
                                                                               Next $1.5 billion    0.95%       0.45%         0.50%
                                                                                 Over $2 billion    0.90%       0.40%         0.50%
-----------------------------------------------------------------------------------------------------------------------------------
International Value                                                           Up to $500 million    0.75%      0.375%        0.375%
                                                                            $500 million or more    0.70%       0.40%         0.30%
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive, Moderately Aggressive,
Moderate, Moderately Conservative
and Conservative                                                                      All assets    0.13%       0.13%           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Global Utilities                                                              Up to $500 million    0.80%       0.40%         0.40%
                                                                               Next $1.5 billion    0.75%       0.35%         0.40%
                                                                                 Over $2 billion    0.70%       0.30%         0.40%
-----------------------------------------------------------------------------------------------------------------------------------

* The US Growth Leaders Fund pays GMF a base management fee (as shown above) which may be adjusted upward or downward depending on the Fund's performance relative to the Fund's benchmark, the S&P 500 Index. Thus, if the Fund outperforms its benchmark by 12% or more over a 36-month period, that Fund will pay higher management fees. Conversely, if the Fund underperforms its benchmark by 12% or more over a 36-month period, that Fund will pay lower management fees. No adjustment will take place if the under or overperformance is less than 12% and GMF will receive the applicable base fee. The fee adjustment described above will be phased in over a 24-month period beginning after the first year of operations of the Fund. The base fee is either increased or decreased by the following amounts at each breakpoint:


                      FEE SCHEDULE                                                      FEE ADJUSTMENT
                      ------------                                                      --------------
                      Up to $500 million                                                   +/- 0.22%
                      Next $1.5 million                                                    +/- 0.18%
                      $2 billion or more                                                   +/- 0.16%

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


On September 21, 2004, the Enforcement Staff of the Commission's Fort Worth District Office (the "Staff") contacted Gartmore Mutual Fund Capital Trust (the "Adviser"), the investment adviser to the U.S. Growth Leaders Fund (the "Fund"), a series of Gartmore Mutual Funds ("GMF"). The Staff asserted that the methodology used to calculate the performance fee for the Fund did not comply with the requirements of Rule 205-2 under the Investment Advisers Act of 1940 (the "Advisers Act"). The Adviser agreed temporarily to forego the collection of any performance fees pending an evaluation of the Staff's assertion. Discussions with the Staff are ongoing, and the outcome of those discussions will determine the remedial steps, if any, to be taken.

GMF or GGAMT, where applicable, and the Funds have entered into written contracts ("Expense Limitation Agreements") limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative service fees) from exceeding the amounts listed in the table below until at least April 30, 2005:

             FUND                                                                EXPENSE CAPS
             ----                                                                ------------
             Global Technology
              and Communications                                  All Classes       1.25%
             Emerging Markets                                     All Classes       1.40%
             International Growth                                 All Classes       1.25%
             Global Health Sciences                               All Classes       1.25%
             Nationwide Leaders                                   All Classes       1.10%
             US Growth Leaders                                    All Classes       1.15%
             Global Utilities                                     All Classes       1.05%
             Global Financial Services                            All Classes       1.25%
             Aggressive                                                             0.61%(1)
             Moderately Aggressive                                                  0.61%(1)
             Moderate                                                               0.61%(1)
             Moderately Conservative                                                0.61%(1)
             Conservative                                                           0.61%(1)

(1) The expense caps described above do not exclude Rule 12b-1 and administrative service fees.

Effective April 28, 2003, GMF or GGAMT, where applicable, and the Funds have entered into written contracts ("Expense Limitation Agreements") limiting operating expenses from exceeding the amounts listed in the table below until at least April 30, 2005 for the following Funds:

             FUND                                                                EXPENSE CAPS
             ----                                                                ------------
             Value                                            Class II Shares       1.20%
             Value                                            Class IV Shares       0.95%
             Mid Cap Growth                                   Class IV Shares       0.95%
             Money Market                                     Class IV Shares       0.50%
             Money Market                                      Class V Shares       0.55%
             Equity 500 Index                                 Class IV Shares       0.28%
             Balanced                                         Class IV Shares       0.91%
             Developing Markets                               Class II Shares       1.35%(1)

(1) The expense caps described above excludes taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative service fees.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


GMF or GGAMT may request and receive reimbursement from a Fund of the advisory fees waived and other expenses reimbursed by GMF and GGAMT, respectively, pursuant to the Expense Limitation Agreements at a later date not to exceed
(i) five fiscal years from commencement of operations or (ii) three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF or GGAMT is not permitted.

As of the year ended December 31, 2004, the cumulative potential reimbursements for all classes of the following Funds (unless otherwise indicated), based on reimbursements which expires within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF or GGAMT, would be:

                                                                                 AMOUNT         AMOUNT        AMOUNT
                                                                               FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
             FUND                                                                2002           2003          2004
             ----                                                              -----------   -----------    -----------
             Money Market IV                                                      $ --         $103,443      $116,217
             Money Market II                                                        --               --        66,379
             Balanced Class IV                                                      --           20,093        32,438
             Mid Cap Growth Class IV                                                --           56,667        26,956
             Value Class II                                                         --            1,369        14,072
             Equity 500 Index Class IV                                              --          486,617       414,515
             Global Health Sciences                                                283               --            --
             Nationwide Leaders                                                    155               --            --
             Global Utilities                                                      220               --            --
             Developing Markets                                                     --            5,714            --

Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA") provides the Funds with various administrative and accounting services, and Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for each of the Funds. The fees for the services provided under such agreement is calculated based on the Trust's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for its services.

                             COMBINED FEE SCHEDULE*
                             ----------------------
                 Up to $1 billion                        0.13%
                 $1 billion and more up to $3 billion    0.08%
                 $3 billion and more up to $8 billion    0.05%
                 $8 billion and more up to $10 billion   0.04%
                 $10 billion and more up to $12 billion  0.02%
                 $12 billion or more                     0.01%

* The assets of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


Effective January 1, 2005, for the fund administration and transfer agency services, each Fund pays GSA a combined annual fee based on the Trust's average daily net assets according to the following schedule:

                                                                          AGGREGATE TRUST FEE
                                                                          AS A PERCENTAGE OF
             ASSET LEVEL*                                                     NET ASSETS
                                                                          -------------------
             up to $1 billion                                                    0.15%
             $1 billion and more up to $3 billion                                0.10%
             $3 billion and more up to $8 billion                                0.05%
             $8 billion and more up to $10 billion                               0.04%
             $10 billion and more up to $12 billion                              0.02%
             $12 billion or more                                                 0.01%

* The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.


GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agency services, respectively, to the Funds.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. ("GDSI"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of the Money Market II shares and the Class II and Class VI shares of the Funds. These fees are based on average daily net assets of Class II and Class VI shares of the Funds at an annual rate not to exceed 0.25% for Class II and Class VI shares.

Under the terms of an Administrative Services Plan, the Funds may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Funds; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of each of the applicable Funds, Money Market Fund II, and the Investor Destinations Funds.

The Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the "contract owner"). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less. The short-term trading fee is paid directly to the applicable Fund and is designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the year ended December 31, 2004, the following Funds had contributions to capital due to collection of redemption fees:

             FUND                                                                     AMOUNT
             ----                                                                     -------
             Global Health Sciences                                                   $45,905
             Nationwide Leaders                                                         4,809
             Emerging Markets                                                          64,170
             Global Financial Services                                                 19,397
             International Value                                                       68,162

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


As of December 31, 2004, the advisers or affiliates of the advisers directly held the percentage indicated of the shares outstanding of the applicable
Fund:

                                                                               % OF SHARES
             FUND                                                           OUTSTANDING OWNED
             ----                                                           -----------------
             Value                                                                 10%
             Nationwide Leaders                                                    15%
             Global Utilities                                                      11%
             Global Financial Services                                             21%


7. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2004, are summarized as follows:

             FUND                                               PURCHASES          SALES
             ----                                            --------------    --------------
             Nationwide                                      $2,042,582,123    $2,258,956,711
             Growth                                             744,478,927       782,188,520
             Government Bond                                    939,280,750     1,247,654,978
             Small Company                                    1,064,470,190     1,112,071,004
             Balanced                                           667,552,507       673,888,776
             Mid Cap Growth                                     203,858,026       207,028,818
             Value                                               96,610,650        44,233,553
             High Income Bond                                   187,565,572       157,625,617
             Equity 500 Index                                     8,550,097        26,285,148
             Multi Sector Bond                                  442,600,894       428,883,106
             Small Cap Value                                  1,031,916,944     1,086,925,079
             Small Cap Growth                                   164,795,054       172,580,903
             Worldwide Leaders                                  144,849,291       150,096,952
             Mid Cap Index                                      109,971,550        75,185,392
             Global Technology and
              Communications                                    351,428,797       354,733,473
             Global Health Sciences                             206,183,295       188,284,545
             Nationwide Leaders                                  23,541,343        23,657,083
             Emerging Markets                                   147,029,641       129,813,513
             International Growth                                32,738,940        29,095,170
             International Value                                101,776,632        48,284,284
             Aggressive                                         246,890,912        36,928,348
             Moderately Aggressive                              433,605,351        55,032,567
             Moderate                                           495,050,508        43,046,998
             Moderately Conservative                            149,795,345        21,616,687
             Conservative                                        76,387,613        27,996,706
             US Growth Leaders                                  269,161,630       289,216,737
             Global Utilities                                    88,471,475        64,720,277
             Global Financial Services                           36,275,684        29,272,527
             Developing Markets                                 276,478,399       263,578,177

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


8. PORTFOLIO INVESTMENT RISKS

Credit and Market Risk. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/ or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Funds.

9. FEDERAL TAX INFORMATION

The tax character of distributions paid during the fiscal year ended December 31, 2004, was as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):


                                            DISTRIBUTIONS PAID FROM
                                          ---------------------------
                                                          NET LONG                                                        TOTAL
                                           ORDINARY         TERM        TOTAL TAXABLE      TAX EXEMPT     RETURN OF   DISTRIBUTIONS
FUND                                        INCOME      CAPITAL GAINS   DISTRIBUTIONS    DISTRIBUTIONS     CAPITAL         PAID
----                                     -----------    -------------   -------------    -------------    ---------   -------------
Nationwide                               $19,879,996    $         --     $ 19,879,996        $  --           $--       $ 19,879,996
Growth                                       838,012              --          838,012           --            --            838,012
Government Bond                           86,270,224      18,003,514      104,273,738           --            --        104,273,738
Small Company                                     --     103,298,823      103,298,823           --            --        103,298,823
Money Market                              15,063,636              --       15,063,636           --            --         15,063,636
Money Market II                              876,559              --          876,559           --            --            876,559
Balanced                                   4,587,956              --        4,587,956           --            --          4,587,956
Mid Cap Growth                                    --              --               --           --            --                 --
Value                                      2,060,231              --        2,060,231           --            --          2,060,231
High Income Bond                          19,966,223              --       19,966,223           --            --         19,966,223
Equity 500 Index                           7,507,988              --        7,507,988           --            --          7,507,988
Multi Sector Bond                         11,466,227              --       11,466,227           --            --         11,466,227
Small Cap Value                            7,926,952      51,510,815       59,437,767           --            --         59,437,767
Small Cap Growth                                  --              --               --           --            --                 --
Worldwide Leaders                                 --              --               --           --            --                 --
Mid Cap Index                              2,646,091      12,782,755       15,428,846           --            --         15,428,846
Global Technology and
  Communications                                  --              --               --           --            --                 --
Global Health Sciences                       195,681              --          195,681           --            --            195,681
Nationwide Leaders                            40,211         146,661          186,872           --            --            186,872
Emerging Markets                           3,835,800       5,276,899        9,112,699           --            --          9,112,699
International Growth                         123,398              --          123,398           --            --            123,398
International Value                        2,600,076              --        2,600,076           --            --          2,600,076
Aggressive                                 6,552,238       3,171,607        9,723,845           --            --          9,723,845
Moderately Aggressive                     10,644,286       7,847,671       18,491,957           --            --         18,491,957
Moderate                                  18,508,896       4,718,353       23,227,249           --            --         23,227,249
Moderately Conservative                    8,097,247       2,429,181       10,526,428           --            --         10,526,428
Conservative                               5,473,506       2,369,684        7,843,190           --            --          7,843,190
US Growth Leaders                          2,435,866              --        2,435,866           --            --          2,435,866
Global Utilities                           1,283,909         569,727        1,853,636           --            --          1,853,636
Global Financial Services                  1,736,093         110,625        1,846,718           --            --          1,846,718
Developing Markets                         6,946,302              --        6,946,302           --            --          6,946,302

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):


                                            DISTRIBUTIONS PAID FROM
                                          ---------------------------
                                                          NET LONG                                                        TOTAL
                                           ORDINARY         TERM        TOTAL TAXABLE      TAX EXEMPT     RETURN OF   DISTRIBUTIONS
FUND                                       INCOME      CAPITAL GAINS   DISTRIBUTIONS    DISTRIBUTIONS     CAPITAL         PAID
----                                     -----------    -------------   -------------    -------------    ---------   -------------
Nationwide                               $ 8,054,489     $       --      $ 8,054,489         $  --         $   --      $ 8,054,489
Growth                                        56,475             --           56,475            --             --           56,475
Government Bond                           61,034,771      1,801,912       62,836,683            --             --       62,836,683
Small Company                                     --             --               --            --             --               --
Money Market                              17,668,077             --       17,668,077            --             --       17,668,077
Money Market II                              251,124             --          251,124            --             --          251,124
Balanced                                   3,541,266             --        3,541,266            --             --        3,541,266
Mid Cap Growth                                    --             --               --            --             --               --
Value                                      1,111,344             --        1,111,344            --          6,485        1,117,829
High Income Bond                          16,621,669             --       16,621,669            --             --       16,621,669
Equity 500 Index                           4,701,755             --        4,701,755            --             --        4,701,755
Multi Sector Bond                         12,019,597             --       12,019,597            --             --       12,019,597
Small Cap Value                                2,658             --            2,658            --             --            2,658
Small Cap Growth                                  --             --               --            --             --               --
Worldwide Leaders                                 --             --               --            --             --               --
Mid Cap Index                              1,612,220          2,433        1,614,653            --             --        1,614,653
Global Technology and
  Communications                                  --             --               --            --             --               --
Global Health Sciences                     3,666,130             --        3,666,130            --             --        3,666,130
Nationwide Leaders                            17,703             --           17,703            --             --           17,703
Emerging Markets                             216,636             --          216,636            --             --          216,636
International Growth                              --             --               --            --             --               --
International Value                        1,575,263             --        1,575,263            --             --        1,575,263
Aggressive                                 1,374,497        384,837        1,759,334            --             --        1,759,334
Moderately Aggressive                      2,479,355             --        2,479,355            --             --        2,479,355
Moderate                                   6,651,425        187,490        6,838,915            --                       6,838,915
Moderately Conservative                    4,177,630        300,224        4,477,854            --             --        4,477,854
Conservative                               4,223,895        227,305        4,451,200            --             --        4,451,200
US Growth Leaders                          4,278,890             --        4,278,890            --             --        4,278,890
Global Utilities                              37,324             --           37,324            --             --           37,324
Global Financial Services                  1,540,611             --        1,540,611            --             --        1,540,611
Developing Markets                            77,018             --           77,018            --             --           77,018

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004

As of December 31, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

                          UNDISTRIBUTED   UNDISTRIBUTED  UNDISTRIBUTED                               ACCUMULATED       UNREALIZED
                           TAX EXEMPT        ORDINARY      LONG-TERM    ACCUMULATED  DISTRIBUTIONS   CAPITAL AND      APPRECIATION
FUND                         INCOME           INCOME     CAPITAL GAINS    EARNINGS      PAYABLE      OTHER LOSSES   (DEPRECIATION)*
----                      -------------   -------------  -------------  -----------  -------------  --------------  ---------------
Nationwide                     $--         $   634,361    $        --   $   634,361   $        --   $(280,276,797)    $170,565,992
Growth                          --               6,000             --         6,000            --     (325,283,580)     16,774,567
Government Bond                 --           2,479,932             --     2,479,932            --               --      15,816,072
Small Company                   --           9,139,850      4,106,500    13,246,350            --       (9,337,068)    189,318,119
Money Market                    --           2,427,458             --     2,427,458    (2,427,458)         (34,318)             --
Money Market II                 --             223,871             --       223,871      (223,871)             (35)             --
Balanced                        --               6,005             --         6,005            --      (18,502,695)     21,273,511
Mid Cap Growth                  --                  --             --            --            --     (151,076,815)     54,543,724
Value                           --              10,057             --        10,057            --      (10,758,060)     28,042,956
High Income Bond                --                  --             --            --            --      (16,452,731)     15,938,648
Equity 500 Index                --              32,556             --        32,556            --      (31,848,533)    (39,940,315)
Multi Sector Bond               --             904,256             --       904,256            --       (1,297,094)     13,156,997
Small Cap Value                 --          19,423,862             --    19,423,862            --               --      90,114,315
Small Cap Growth                --                  --             --            --            --      (53,796,671)     38,940,635
Worldwide Leaders               --             263,486             --       263,486            --      (19,439,029)      4,585,804
Mid Cap Index                   --             999,001      3,793,913     4,792,914            --               --      83,936,270
Global Technology and
  Communications                --                  --             --            --            --      (12,246,658)      3,308,675
Global Health Sciences          --           1,590,883             --     1,590,883            --          (94,325)      2,648,538
Nationwide Leaders              --             530,386        308,818       839,204            --               --         831,048
Emerging Markets                --           1,170,857        609,528     1,780,385            --               --      14,745,427
International Growth            --                  --             --            --            --       (2,145,601)      1,783,586
International Value             --           1,118,198      6,543,662     7,661,860            --               --      20,895,492
Aggressive                      --             159,525      3,873,475     4,033,000            --               --      31,666,664
Moderately Aggressive           --             414,337      8,571,839     8,986,176            --               --      76,289,199
Moderate                        --                  38     12,473,845    12,473,883            --               --     108,760,886
Moderately Conservative         --                  --      3,963,786     3,963,786            --               --      31,066,116
Conservative                    --                  --      1,902,688     1,902,688            --               --       8,707,170
US Growth Leaders               --           4,223,777             --     4,223,777            --               --       4,453,214
Global Utilities                --           1,385,908             --     1,385,908            --             (257)      3,655,655
Global Financial Services       --             428,660         36,224       464,884            --               --       3,156,900
Developing Markets              --          15,790,349     13,581,783    29,372,132            --      (16,854,290)     24,367,620
                                       TOTAL
                                    ACCUMULATED
                                      EARNINGS
FUND                                 (DEFICIT)
----                               -------------
Nationwide                         $(109,076,444)
Growth                              (308,503,013)
Government Bond                       18,296,004
Small Company                        193,227,401
Money Market                             (34,318)
Money Market II                              (35)
Balanced                               2,776,821
Mid Cap Growth                       (96,533,091)
Value                                 17,294,953
High Income Bond                        (514,083)
Equity 500 Index                     (71,756,292)
Multi Sector Bond                     12,764,159
Small Cap Value                      109,538,177
Small Cap Growth                     (14,856,036)
Worldwide Leaders                    (14,589,739)
Mid Cap Index                         88,729,184
Global Technology and
  Communications                      (8,937,983)
Global Health Sciences                 4,145,096
Nationwide Leaders                     1,670,252
Emerging Markets                      16,525,812
International Growth                    (362,015)
International Value                   28,557,352
Aggressive                            35,699,664
Moderately Aggressive                 85,275,375
Moderate                             121,234,769
Moderately Conservative               35,029,902
Conservative                          10,609,858
US Growth Leaders                      8,676,991
Global Utilities                       5,041,306
Global Financial Services              3,621,784
Developing Markets                    36,885,462

* The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales; the difference between book and tax amortization methods for premium and market discount; and the return of capital adjustments from real estate investment trusts.

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


As of December 31, 2004, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:


                                                                                                                     NET UNREALIZED
                                                                      TAX COST OF      UNREALIZED      UNREALIZED     APPRECIATION
FUND                                                                  SECURITIES      APPRECIATION    DEPRECIATION   (DEPRECIATION)
----                                                                --------------    ------------    ------------   --------------
Nationwide                                                          $1,478,029,627    $199,241,593    $(28,675,601)   $170,565,992
Growth                                                                 251,811,535      20,496,268      (3,721,701)     16,774,567
Government Bond                                                      1,286,156,113      22,123,702      (6,307,630)     15,816,072
Small Company                                                          707,802,261     201,200,611     (11,892,312)    189,308,299
Money Market                                                         1,789,593,645              --              --              --
Money Market II                                                        193,172,729              --              --              --
Balanced                                                               252,467,155      24,592,879      (3,319,386)     21,273,493
Mid Cap Growth                                                         245,810,635      57,011,419      (2,467,695)     54,543,724
Value                                                                  183,404,131      29,644,194      (1,601,238)     28,042,956
High Income Bond                                                       352,608,549      20,362,936      (4,424,288)     15,938,648
Equity 500 Index                                                       336,319,720      36,766,702     (76,707,017)    (39,940,315)
Multi Sector Bond                                                      262,286,325      14,345,896      (1,235,095)     13,110,801
Small Cap Value                                                        767,696,629     123,189,747     (33,075,432)     90,114,315
Small Cap Growth                                                       151,800,221      43,409,648      (4,469,013)     38,940,635
Worldwide Leaders                                                       33,819,400       4,692,799        (113,715)      4,579,084
Mid Cap Index                                                          551,770,743     120,752,441     (36,816,171)     83,936,270
Global Technology and
  Communications                                                        55,845,419       3,723,827        (462,969)      3,260,858
Global Health Sciences                                                  59,033,054       3,223,599        (575,061)      2,648,538
Nationwide Leaders                                                       9,880,891         852,151         (21,103)        831,048
Emerging Markets                                                        89,090,562      15,930,023      (1,198,622)     14,731,401
International Growth                                                    13,772,390       1,828,244         (53,106)      1,775,138
International Value                                                    160,844,939      22,498,761      (1,666,482)     20,832,279
Aggressive                                                             301,957,374      31,762,557         (95,893)     31,666,664
Moderately Aggressive                                                  661,539,872      76,893,520        (604,321)     76,289,199
Moderate                                                             1,019,548,285     110,928,179      (2,167,293)    108,760,886
Moderately Conservative                                                395,041,217      32,496,293      (1,430,177)     31,066,116
Conservative                                                           249,258,151      10,060,776      (1,353,606)      8,707,170
US Growth Leaders                                                       48,453,612       4,505,803         (52,589)      4,453,214
Global Utilities                                                        35,067,512       3,762,650        (108,215)      3,654,435
Global Financial Services                                               22,222,131       3,360,766        (205,132)      3,155,634
Developing Markets                                                     170,941,312      26,960,790      (2,612,526)     24,348,264

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


As of December 31, 2004, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any to the extent provided by the Treasury regulations:

             FUND                                                        AMOUNT       EXPIRES
             ----                                                     ------------    -------
             Nationwide                                               $167,309,350     2009
             Nationwide                                                 94,149,533     2010
             Nationwide                                                    974,600     2011
             Growth                                                    242,334,638     2009
             Growth                                                     74,992,666     2010
             Money Market                                                    5,511     2010
             Money Market                                                   28,807     2011
             Money Market II                                                    35     2010
             Balanced                                                    1,660,329     2009
             Balanced                                                   15,428,642     2010
             Mid Cap Growth                                             85,093,739     2008
             Mid Cap Growth                                             55,299,702     2009
             Value                                                       7,959,104     2010
             Value                                                         207,090     2011
             High Income Bond                                            3,544,543     2009
             High Income Bond                                            9,115,233     2010
             High Income Bond                                            3,792,955     2011
             Equity 500 Index                                            3,067,169     2010
             Equity 500 Index                                            6,803,394     2011
             Equity 500 Index                                            3,471,330     2012
             Multi Sector Bond                                           1,297,094     2010
             Small Cap Growth                                           19,988,836     2009
             Small Cap Growth                                           26,551,716     2010
             Small Cap Growth                                            7,256,119     2011
             Worldwide Leaders                                           8,772,877     2009
             Worldwide Leaders                                          10,666,152     2010
             Global Technology and Communications                        3,059,237     2009
             Global Technology and Communications                        6,053,241     2010
             Global Technology and Communications                        3,134,180     2012
             International Growth                                          570,941     2009
             International Growth                                        1,574,151     2010

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


As of December 31, 2004, the following Funds have additional capital loss carryforwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as the successor of a merger Funds:


FUND                                                                ACQUIRED FUND                               AMOUNT      EXPIRES
----                                                                --------------------------------------    -----------   -------
Nationwide                                                          Market Street All Pro Broad Equity        $14,062,061     2009
Nationwide                                                          Market Street All Pro Broad Equity          3,781,253     2010
Growth                                                              Market Street All Pro Large Cap Growth      5,433,644     2008
Growth                                                              Market Street All Pro Large Cap Growth      1,450,298     2009
Growth                                                              Market Street All Pro Large Cap Growth      1,072,334     2010
Small Company                                                       Market Street All Pro Small Cap Growth      6,111,224     2008
Small Company                                                       Market Street All Pro Small Cap Growth      1,527,056     2009
Small Company                                                       Market Street All Pro Small Cap Growth      1,527,056     2010
Balanced                                                            Market Street Balanced                      1,413,608     2009
Mid Cap Growth                                                      Strong GVIT Mid Cap Growth                 10,683,374     2009
Value                                                               Market Street All Pro Large Cap Value       2,082,182     2009
Value                                                               Market Street All Pro Large Cap Value         509,684     2010
Equity 500 Index                                                    Market Street Equity 500 Index              3,873,898     2009
Equity 500 Index                                                    Market Street Equity 500 Index             14,632,742     2010
Developing Markets                                                  Montgomery Emerging Markets Fund            6,741,716     2006
Developing Markets                                                  Montgomery Emerging Markets Fund            3,370,858     2007
Developing Markets                                                  Montgomery Emerging Markets Fund            3,370,858     2009
Developing Markets                                                  Montgomery Emerging Markets Fund            3,370,858     2010


Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2004, the Funds deferred to January 1, 2004 post-October capital losses, post-October currency losses and post-October passive foreign investment company losses as follows:

                                                                                         CAPITAL
                 FUND                                                                     LOSSES
                 ----                                                                    --------
                 Small Company                                                           $171,732
                 Balanced                                                                     116
                 Global Health Sciences                                                    94,325
                 International Growth                                                         509
                 Global Utilities                                                             257

                       GARTMORE VARIABLE INSURANCE TRUST

                               DECEMBER 31, 2004


10. OTHER FEDERAL TAX INFORMATION (UNAUDITED):

For the taxable year ended December 31, 2004, the following percentage of income dividends paid by the Funds qualify for the dividends received deduction to corporations:

                                                                                        DIVIDENDS
                                                                                        RECEIVED
                 FUND                                                                   DEDUCTION
                 ----                                                                   ---------
                 Nationwide                                                                100%
                 Growth                                                                    100%
                 Balanced                                                                   62%
                 Value                                                                     100%
                 Equity 500 Index                                                          100%
                 Small Cap Value                                                            20%
                 Mid Cap Index                                                             100%
                 Global Health Sciences                                                      4%
                 Nationwide Leaders                                                         24%
                 Aggressive                                                                 42%
                 Moderately Aggressive                                                      50%
                 Moderate                                                                   39%
                 Moderately Conservative                                                    24%
                 Conservative                                                               11%
                 U.S. Growth Leaders                                                         2%
                 Global Utilities                                                            6%
                 Global Financial Services                                                  13%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
Gartmore Variable Insurance Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Gartmore GVIT Nationwide Fund, Gartmore GVIT Growth Fund, Gartmore GVIT Government Bond Fund, GVIT Small Company Fund, Gartmore GVIT Money Market Fund, Gartmore GVIT Money Market Fund II, J.P. Morgan GVIT Balanced Fund, Gartmore GVIT Mid Cap Growth Fund, Comstock GVIT Value Fund, Federated GVIT High Income Bond Fund, GVIT Equity 500 Index Fund, Van Kampen GVIT Multi Sector Bond Fund, GVIT Small Cap Value Fund, GVIT Small Cap Growth Fund, Gartmore GVIT Worldwide Leaders Fund, Dreyfus GVIT Mid Cap Index Fund, Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Dreyfus GVIT International Value Fund, Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore GVIT Investor Destinations Conservative Fund, Gartmore GVIT U.S. Growth Leaders Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Developing Markets Fund (thirty-one series of Gartmore Variable Insurance Trust, hereafter referred to as the "Funds") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and the financial highlights for each of the years (or periods) presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States.) Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2005

                       GARTMORE VARIABLE INSURANCE TRUST
                       MANAGEMENT INFORMATION (UNAUDITED)

                               DECEMBER 31, 2004


Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds December 31, 2004


                                         POSITION(S)                                                 NUMBER OF
                                          HELD WITH                                                PORTFOLIOS IN         OTHER
                                          THE TRUST                                                THE GARTMORE      DIRECTORSHIPS
                                          AND LENGTH                                               FUND COMPLEX         HELD BY
          NAME, ADDRESS AND                OF TIME       PRINCIPAL OCCUPATION(S)                    OVERSEEN BY       TRUSTEE OR
            DATE OF BIRTH                 SERVED(1)      DURING PAST FIVE YEARS                       TRUSTEE         NOMINEE(2)
-----------------------------------------------------------------------------------------------------------------------------------
Charles E. Allen                        Trustee since    Mr. Allen is Chairman, Chief Executive         84               None
                                          July 2000      Officer and President of the Graimark
c/o Gartmore Global                                      Realty Advisors, Inc. (real estate
Investments, Inc.                                        development, investment and asset
1200 River Road,                                         management).(3)
Suite 1000
Conshohocken, PA
19428

Age 56
-----------------------------------------------------------------------------------------------------------------------------------
Michael J. Baresich                     Trustee since    Mr. Baresich has been Chairman of the          84               None
                                          March 2004     Board of Cokinetic Systems Corp.
c/o Gartmore Global                                      (software company) since July 2004.
Investments, Inc.                                        Prior thereto and since 2001, Mr.
1200 River Road,                                         Baresich served as its Chief Executive
Suite 1000,                                              Officer. From June 1999 through August
Conshohocken, PA                                         2001, Mr. Baresich was a managing
19428                                                    Director of Deutsche Bank. Prior to
Age 50                                                   June 1999, Mr. Baresich was a Managing
                                                         Director of Bankers Trust.
-----------------------------------------------------------------------------------------------------------------------------------
Paula H.J.                              Trustee since    Ms. Cholmondeley has been the                  84            Director of
Cholmondeley                              July 2000      Chairman and Chief Executive Officer                          Dentsply
c/o Gartmore Global                                      of the Sorrel Group, a management                          International,
Investments, Inc.                                        consulting company, since January 2004.                   Inc., Ultralife
1200 River Road,                                         From March 2000 through December                          Batteries, Inc.,
Suite 1000                                               2003, Ms. Cholmondeley was Vice                               and Terex
Conshohocken, PA                                         President and General Manager of Sappi                      Corporation.
19428                                                    Fine Paper North America. Prior
                                                         thereto, Ms. Cholmondeley was Vice
Age 57                                                   President and General Manager of
                                                         Residential Insulation of Owens Corning.


                       GARTMORE VARIABLE INSURANCE TRUST
                       MANAGEMENT INFORMATION (UNAUDITED)

                               DECEMBER 31, 2004




                                            POSITION(S)                                                 NUMBER OF
                                             HELD WITH                                                PORTFOLIOS IN       OTHER
                                             THE TRUST                                                THE GARTMORE    DIRECTORSHIPS
                                             AND LENGTH                                               FUND COMPLEX       HELD BY
           NAME, ADDRESS AND                  OF TIME       PRINCIPAL OCCUPATION(S)                    OVERSEEN BY      TRUSTEE OR
             DATE OF BIRTH                   SERVED(1)       DURING PAST FIVE YEARS                       TRUSTEE       NOMINEE(2)
-----------------------------------------------------------------------------------------------------------------------------------
C. Brent DeVore                            Trustee since    Dr. DeVore is President of Otterbein           84              None
                                                1990        College.
c/o Gartmore Global
Investments, Inc.
1200 River Road,
Suite 1000
Conshohocken, PA
19428

Age 64
-----------------------------------------------------------------------------------------------------------------------------------
Phyllis K. Dryden                          Trustee since    Ms. Dryden was a former Managing               84              None
                                            December 23,    Partner of marchFIRST, a global
c/o Gartmore Global                             2004        management consulting firm prior to
Investments, Inc.                                           2002.
1200 River Road,
Suite 1000
Conshohocken, PA
19428

Age 57
-----------------------------------------------------------------------------------------------------------------------------------
Robert M. Duncan*                          Trustee since    Mr. Duncan is Vice President and               84              None
                                             April 1987     Secretary Emeritus of The Ohio State
c/o Gartmore Global                                         University.
Investments, Inc.
1200 River Road,
Suite 1000
Conshohocken, PA
19428

Age 77
-----------------------------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar*                       Trustee since    Retired since June 2000. Prior                 84              None
                                             July 2000      thereto, Ms. Hennigar was the
c/o Gartmore Global                                         Chairman or President and Chief
Investments, Inc.                                           Executive Officer of OppenheimerFunds
1200 River Road,                                            Services and a member of the Executive
Suite 1000                                                  Committee of OppenheimerFunds.
Conshohocken, PA
19428

Age 69

                       GARTMORE VARIABLE INSURANCE TRUST
                       MANAGEMENT INFORMATION (UNAUDITED)

                               DECEMBER 31, 2004




                                            POSITION(S)                                                 NUMBER OF
                                             HELD WITH                                                PORTFOLIOS IN       OTHER
                                             THE TRUST                                                THE GARTMORE    DIRECTORSHIPS
                                             AND LENGTH                                               FUND COMPLEX       HELD BY
           NAME, ADDRESS AND                  OF TIME       PRINCIPAL OCCUPATION(S)                    OVERSEEN BY      TRUSTEE OR
             DATE OF BIRTH                   SERVED(1)       DURING PAST FIVE YEARS                       TRUSTEE       NOMINEE(2)
-----------------------------------------------------------------------------------------------------------------------------------
Barbara I. Jacobs                          Trustee since    Ms. Jacobs has served as Chairman of           84              None
                                            December 23,    the Board of Directors of KICAP Network
c/o Gartmore Global                             2004        Fund, a European (United Kingdom)
Investments, Inc.                                           hedge fund, since December 2000. Prior
1200 River Road,                                            to 2004, Ms. Jacobs was also a Managing
Suite 1000                                                  Director and European Portfolio
Conshohocken, PA                                            Manager with CREF Investments (Teacher
19428                                                       Insurance Annuity Association-College
                                                            Retirement Equity Funds).
Age 54


-----------------------------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV*                        Trustee since    Dr. Kerr is President Emeritus of              84              None
                                            October 1971    Kendall College.
c/o Gartmore Global
Investments, Inc.
1200 River Road,
Suite 1000
Conshohocken, PA
19428

Age 70
-----------------------------------------------------------------------------------------------------------------------------------
Douglas F. Kridler                         Trustee since    Mr. Kridler has served as the President        84              None
                                             September      and Chief Executive Officer of the
c/o Gartmore Global                             1997        Columbus Foundation (a Columbus, OH-
Investments, Inc.                                           based foundation which manages over
1200 River Road,                                            1,300 individual endowment funds)
Suite 1000                                                  since February 2002. Mr. Kridler was the
Conshohocken, PA                                            President of the Columbus Association
19428                                                       for the Performing Arts prior thereto
                                                            and Chairman of the Greater Columbus
Age 49                                                      Convention and Visitors Bureau
                                                            during 2000 and 2001.



-----------------------------------------------------------------------------------------------------------------------------------
Michael D. McCarthy                        Trustee since    Mr. McCarthy serves as: the Founder            84(4)           None
                                            December 23,    and Chairman of The Eureka Foundation
c/o Gartmore Global                             2004        (which sponsors and funds the "Great
Investments, Inc.                                           Museums" series on PBS); and a Partner
1200 River Road,                                            of Pineville Properties LLC (a
Suite 1000                                                  commercial real estate development
Conshohocken, PA                                            firm).
19428

Age 57

                       GARTMORE VARIABLE INSURANCE TRUST
                       MANAGEMENT INFORMATION (UNAUDITED)

                               DECEMBER 31, 2004




                                             POSITION(S)                                                NUMBER OF
                                              HELD WITH                                               PORTFOLIOS IN       OTHER
                                              THE TRUST                                               THE GARTMORE    DIRECTORSHIPS
                                              AND LENGTH                                              FUND COMPLEX       HELD BY
            NAME, ADDRESS AND                  OF TIME       PRINCIPAL OCCUPATION(S)                   OVERSEEN BY      TRUSTEE OR
              DATE OF BIRTH                   SERVED(1)       DURING PAST FIVE YEARS                      TRUSTEE       NOMINEE(2)
-----------------------------------------------------------------------------------------------------------------------------------
David C. Wetmore                            Trustee since    Mr. Wetmore is a Managing Director of         84              None
                                                 1995        Updata Capital, an investment banking
c/o Gartmore Global                                          and venture capital firm.
Investments, Inc.
1200 River Road,
Suite 1000
Conshohocken, PA
19428

Age 55





---------------
* Pursuant to the Trust's mandatory retirement policy, Mr. Duncan and Dr. Kerr are expected to retire on or about March 2, 2005, and Ms. Hennigar is expected to retire on or about December 8, 2005.

(1) The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.

(2) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.

(3) Mr. Allen owns a 51% interest in Graimark Realty Advisors, Inc., a 67% owner of G/W Jefferson-St Jean LLC ("Jefferson-St"), a real estate development company. Until July 28, 2004, Jefferson-St had a construction loan, guaranteed by Mr. Allen, in the principal amount of $12.5 million ("Construction Loan"), from Bank One, NA, obtained in August, 2002. On July 1, 2004, Bank One Corporation merged with and into J.P. Morgan Chase & Co. (the "Merger"). Bank One Corporation was the parent company of Bank One, N.A. J.P. Morgan Chase & Co. is the parent company of J.P. Morgan Investment Management, Inc., subadviser of two of the Funds of the Trust. On July 28, 2004, 2004, the Construction Loan was refinanced with an unaffiliated permanent lender. Neither Mr. Allen nor the Trust's management believes that the Construction Loan, secured well in advance of the Merger, and refinanced within 28 days following the completion of the Merger, should result in Mr. Allen's being deemed to have a "material business relationship" with an investment adviser to the Trust.

(4) Messrs. McCarthy and Hondros are also Administrative Committee Members for the Alphagen Arneb Fund, LLC , The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Messrs. McCarthy and Hondros are expected to resign as an Administrative Committee Member on or about March 1, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940
Act) of the Funds received aggregate compensation of $315,917 from the Trust for the Year Ended December 31, 2004. Additional information regarding the Trustees and Officers may be found in the Trust's statement of additional information, which is available without charge upon request, by calling 1-800-848-0920. Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (`'Proxy Voting Guidelines") and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds' proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund's website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission's website at www.sec.gov.

                       GARTMORE VARIABLE INSURANCE TRUST
                       MANAGEMENT INFORMATION (UNAUDITED)

                               DECEMBER 31, 2004


Trustees who are Interested Persons (as defined in the 1940 Act) and Officers of the Funds December 31, 2004


                                           POSITION(S)                                                 NUMBER OF
                                            HELD WITH                                                PORTFOLIOS IN        OTHER
                                            THE TRUST                                                THE GARTMORE     DIRECTORSHIPS
                                            AND LENGTH                                               FUND COMPLEX        HELD BY
           NAME, ADDRESS AND                 OF TIME       PRINCIPAL OCCUPATION(S)                    OVERSEEN BY      TRUSTEE OR
             DATE OF BIRTH                  SERVED(1)       DURING PAST FIVE YEARS                       TRUSTEE       NOMINEE(2)
-----------------------------------------------------------------------------------------------------------------------------------
Paul J. Hondros                            Trustee and     Mr. Hondros has been President and             84(4)           None
                                             Chairman      Chief Executive Officer of various
                                            since July     Gartmore entities, including Gartmore
Gartmore Global                                2000        Distribution Services, Inc. ("GDSI"),(3)
Investments, Inc.                                          Gartmore Investor Services, Inc.
1200 River Road,                                           ("GISI")(3) Gartmore Morley Capital
Suite 1000                                                 Management, Inc. ("GMCM"),(3) Gartmore
Conshohocken, PA                                           Morley Financial Services, Inc.
19428                                                      ("GMFS"), (3) NorthPointe Capital, LLC
                                                           ("NorthPointe"),(3) Gartmore Global
Age 55                                                     Asset Management Trust ("GGAMT")(3),
                                                           Gartmore Global Investments, Inc.
                                                           ("GGI")(3), Gartmore Mutual Fund
                                                           Capital Trust ("GMFCT")(3) and
                                                           Gartmore SA Capital Trust ("GSA")(3);
                                                           and a Director of Nationwide
                                                           Securities, Inc.(3), as well as
                                                           several entities within
                                                           Nationwide Financial Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Arden L. Shisler                          Trustee since    Mr. Shisler has been a consultant              84           Director of
                                          February 2000    since January 2003. Prior thereto,                           Nationwide
c/o Gartmore Global                                        he was President and Chief Executive                         Financial
Investments, Inc.                                          Officer Services, Inc. of K&B
1200 River Road,                                           Transport, Inc., a trucking firm.
Suite 1000                                                 Since 1992, Mr. Shisler has also been
Conshohocken, PA                                           Chairman of the Board for Nationwide
19428                                                      Mutual Insurance Company(3).

Age 62
-----------------------------------------------------------------------------------------------------------------------------------
Gerald J. Holland                           Treasurer      Mr. Holland is Senior Vice President           84              None
                                           since March     -- Operations for GGI(3), GMFCT(3),
Gartmore Global                                2001        and GSA(3). Prior to July 2000,
Investments, Inc.                                          Mr, Holland was Vice President for
1200 River Road,                                           First Data Investor Services, an
Suite 1000                                                 investment company service provider.
Conshohocken, PA
19428

Age 52

                       GARTMORE VARIABLE INSURANCE TRUST
                       MANAGEMENT INFORMATION (UNAUDITED)

                               DECEMBER 31, 2004




                                             Position(s)                                                Number of
                                              Held with                                               Portfolios in       Other
                                              the Trust                                               the Gartmore    Directorships
                                              and Length                                              Fund Complex       Held by
            Name, Address and                  of Time      Principal Occupation(s)                    Overseen by      Trustee or
              Date of Birth                    Served(1)    During Past Five Years                       Trustee         Nominee(2)
-----------------------------------------------------------------------------------------------------------------------------------
Michael A. Krulikowski                          Chief       Since November 1999, Mr. Krulikowski           84              None
                                              Compliance    has served as a Vice President and
Gartmore Global                                Officer      Chief Compliance Officer of GGI.
Investments, Inc.                             since June    Prior thereto, Mr. Krulikowski served
1200 River Road,                                 2004       as Chief Compliance Officer of 1717
Suite 1000                                                  Capital Management Company/Provident
Conshohocken, PA                                            Mutual Insurance Company.
19428

Age 45
-----------------------------------------------------------------------------------------------------------------------------------
Eric E. Miller                                Secretary     Mr. Miller is Senior Vice President,           84              None
                                                since       Chief Counsel for GGI(3), GMFCT(3) and
Gartmore Global                                December     GSA(3) since August 2002. From August
Investments, Inc.                                2002       2000 to August 2002, Mr. Miller was a
1200 River Road,                                            Partner with Stradley Ronan Stevens &
Suite 1000                                                  Young, LLP. Prior to August 2000, Mr.
Conshohocken, PA                                            Miller served as Senior Vice President
19428                                                       and Deputy General Counsel at Delaware
                                                            Investments.
Age 50

---------------
(1) The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.

(2) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.

(3) This position is held with an affiliated person or principal underwriter of the Trust.

(4) Messrs. McCarthy and Hondros are also Administrative Committee Members for the Alphagen Arneb Fund, LLC , The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Messrs. McCarthy and Hondros are expected to resign as an Administrative Committee Member on or about March 1, 2005.

INDEX DEFINITIONS (Unaudited)

CITIGROUP 3-MONTH T-BILL INDEX: An unmanaged index that is generally representative of the lsat 3-month Treasury bill issues (excluding the current month-end bill).

GOLDMAN SACHS HEALTHCARE INDEX: An unmanaged, market capitalization-weighted index that is generally representative of the stocks in the health-care sector.

GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX (GSTI(R)): An unmanaged, modified, market capitalization-weighted index that is designed to measure the performance of companies in the technology sector.

IMONEYNET FIRST TIER RETAIL INDEX: An unmanaged index that is an average of non-government retail money market mutual funds that do not invest in any second-tier securities. Portfolio holdings of first-tier money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, first-tier commercial paper, floating-rate notes and asset-backed commercial paper.

LEHMAN BROTHERS U.S. AGGREGATE INDEX: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

MERRILL LYNCH GOVERNMENT MASTER INDEX: An unmanaged index that gives a broad look at how U.S. government bonds have performed.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD FREE EXCLUDING U.S. INDEX: An unmanaged, free float-adjusted, market-capitalization weighted index that is designed to measure the performance of the stocks in companies in all countries except the United States.

MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS (MSCI EM) INDEXSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEXSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD FINANCIALS INDEXSM: An unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global financial services sector.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD UTILITIES INDEXSM: An unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the utilities sector, which includes industry groups such as electric, gas, multi-utilities, and unregulated power and water.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD TELECOMMUNICATION SERVICES
INDEXSM: An unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global utilities sector.

RUSSELL 1000(R) GROWTH INDEX: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000(R) Index (the largest 1,000 U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

RUSSELL MIDCAP(R) GROWTH INDEX: An unmanaged index of mid-capitalization growth stocks of U.S. companies; measures the performance of the stocks of those Russell Midcap(R)Index companies with higher price-to-book ratios and higher forecasted growth values, and gives a broad look at how the stock prices of medium-sized U.S. companies have performed.

STANDARD & POOR'S 500(R) (S&P 500) INDEX: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

FUND SPECIFIC DISCLOSURE  (Unaudited)

1. Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than that of a more diversified investment.

2. International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

3. When discussing asset allocation theory and the three major asset classes, short-term investments typically are represented by an investment in 90-day Treasury bills. The short-term investments component of the Gartmore Investor Destinations Funds comprises an investment in one or a combination of the following: the Gartmore Morley Enhanced Income Fund (a short-term fixed-income fund), the Gartmore Money Market Fund and/or the Nationwide Contract (a fixed-interest contract issued and guaranteed by the Nationwide Life Insurance Company). While there can be no guarantee, it is believed that this strategy will provide a return in excess of the 90-day T-bill without substantially increasing risk.

The Gartmore Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore Investor Destinations Funds, you are indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds. International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets. Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

4. While the Fund invests primarily in securities of the U.S. government and its agencies, the Fund's value is not guaranteed by these entities.

5. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the money market.

6. Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

GENERAL DISCLOSURE

The opinions expressed herein are those of Gartmore Global Investments and may not come to pass.

INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, FEES, CHARGES AND EXPENSES BEFORE INVESTING ANY MONEY. TO OBTAIN THIS AND OTHER INFORMATION ON GARTMORE'S FUNDS, PLEASE CALL 800-848-0920 TO REQUEST A PROSPECTUS, OR DOWNLOAD A PROSPECTUS AT WWW.GARTMOREFUNDS.COM. PLEASE READ IT CAREFULLY BEFORE INVESTING ANY MONEY.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Performance returns assume the reinvestment of all distributions.

To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown above, please call 800-848-6331 or go to www.nationwidefinancial.com.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

ITEM 2.  CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

         THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11
         (a)(1).

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

         DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS AS ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

         3(a)(1) THE REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

         3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT OF THE REGISTRANT'S BOARD OF TRUSTEES IS PAULA CHOLMONDELEY, WHO, FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR, IS AN "INDEPENDENT" TRUSTEE OF THE REGISTRANT.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) through (d). The information in the table below is provided for services rendered to the registrant by its principal accountant, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended December 31, 2003 and December 31, 2004.

--------------------------- ----------------- ---------------
                                   2003             2004
--------------------------- ----------------- ---------------

--------------------------- ----------------- ---------------
Audit Fees                       $277,472         $271,160
--------------------------- ----------------- ---------------
Audit-Related Fees(1)              $9,000          $17,000
--------------------------- ----------------- ---------------
Tax Fees(2)                       $92,500          $81,675
--------------------------- ----------------- ---------------
All Other Fees                         $0               $0
--------------------------- ----------------- ---------------

--------------------------- ----------------- ---------------
Total                            $378,972         $369,835
--------------------------- ----------------- ---------------
(1)  Services include security counts performed under Rule 17f-2 of the 1940
     Act.

(2) Tax services in connection with the Funds' excise tax calculations and review of the Funds' applicable tax returns.

         The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Gartmore Global Investers ("GGI"), and any service provider to the registrant controlling, controlled by or under common control with GGI that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended December 31, 2003 and December 31, 2004.

--------------------------- ---------------- ----------------
                            2003             2004
--------------------------- ---------------- ----------------

--------------------------- ---------------- ----------------
Audit-Related Fees(1)       $74,900          None.
--------------------------- ---------------- ----------------
Tax Fees                    None.            None.
--------------------------- ---------------- ----------------
All Other Fees(2)           $50,000          None.
--------------------------- ---------------- ----------------

--------------------------- ---------------- ----------------
Total                       $124,900         None.
--------------------------- ---------------- ----------------
(1) SAS 70 Internal Control review for Gartmore Morley in 2003 and services related to performance of agreed-upon procedures in connection with the Funds' N-14s for the merger of the Market Street Funds and Montgomery Funds, and the agreed upon procedures

(2) Assistance in responding to the SEC inquiry regarding valuation of stable value products.

         (e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to GGI and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than GGI or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, GGI and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to GGI and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended December 31, 2003 and December 31, 2004:

         Not Applicable

----------------------- ------------- ------------
                        2003          2004
----------------------- ------------- ------------

----------------------- ------------- ------------
Audit-Related Fees      N/A           N/A
----------------------- ------------- ------------
Tax Fees                N/A           N/A
----------------------- ------------- ------------
All Other Fees          N/A           N/A
----------------------- ------------- ------------

----------------------- ------------- ------------
Total                   N/A           N/A
----------------------- ------------- ------------

         (f) The percentage of hours expended to audit the registrant's financial statements for the fiscal year ended December 31, 2004 that were attributed to work performed by persons other than PwC's full-time, permanent employees was ___%. [if over 50%]

         Not applicable.

         (g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal years ended December 31, 2003 and December 31, 2004 were $1,143,226 and $2,406,400 respectively.

         (h) The registrant's Audit Committee has considered whether the provision by PwC of non-audit services to GGI and Covered Services Providers that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because they did not directly relate to the registrant's operations and financial reporting is compatible with maintaining PwC's independence.

         Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

         NOT APPLICABLE.

ITEM 6.  SCHEDULE OF INVESTMENTS.

     File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

         THIS SCHEDULE IS INCLUDED AS PART OF THE REPORT TO SHAREHOLDERS FILED UNDER ITEM 1 OF THIS FORM N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

         NOT APPLICABLE

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         NOT APPLICABLE

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

         NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

         THE INDEPENDENT TRUSTEES AND THE BOARD OF TRUSTEES OF THE REGISTRANT ADOPTED A FORMAL, WRITTEN "POLICY REGARDING SHAREHOLDER SUBMISSION OF TRUSTEE CANDIDATES," AS WELL AS A FORMAL, WRITTEN "STATEMENT OF POLICY ON CRITERIA FOR SELECTING TRUSTEES," ON JUNE 9, 2004, AND JUNE 10, 2004, RESPECTIVELY. NEITHER THIS POLICY NOR THIS STATEMENT OF POLICY HAS BEEN MATERIALLY CHANGED SINCE THE BOARD OF TRUSTEES ADOPTION OF THE POLICY AND THE STATEMENT OF POLICY, RESPECTIVELY.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS: (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING THE INVESTMENT COMPANY'S CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND
         (ii) RECORDED, PROCESSED, SUMMARIZED, AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

         THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

         THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY
ITEM 2 IS ATTACHED HERETO.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

         CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

         NOT APPLICABLE.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

         CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         (Registrant)                   GARTMORE VARIABLE INSURANCE TRUST

         By (Signature and Title)       /s/ GERALD J. HOLLAND
                                        ----------------------------------------
                                        Name:  Gerald J. Holland
                                        Title: Treasurer
                                        Date:  March 10, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)       /s/ PAUL J. HONDROS
                                        ----------------------------------------
                                        Name:  Paul J. Hondros
                                        Title: President & Chairman of the Board
                                        Date:  March 10, 2005

         By (Signature and Title)       /s/ GERALD J. HOLLAND
                                        ----------------------------------------
                                        Name:  Gerald J. Holland
                                        Title: Treasurer
                                        Date:  March  10, 2005